                                                                November 6, 1997



VIA EDGAR

Securities and Exchange Commission
Office of Filings, Information and Consumer Services
450 Fifth Street, NW
Washington, D.C. 20549

RE:  GMO Trust (the "Trust")
     File No. 011-4347

Ladies and Gentlemen:

     Pursuant to Rule 30(b)(2)-1 under the Investment Company Act of 1940. As Amended, we are transmitting via EDGAR the GMO Trust Semi-Annual Reports for the period ended August 31, 1997. Please be advised that the above-referenced Fund's financials for the aforementioned period are included in this document.

     If you have any questions, please telephone the undersigned at (617) 330-6027. Thank you for your assistance with this matter.



                                                    Very truly yours,



                                                    Donna M. McCarthy
                                                    Account Manager

GMO Emerging Markets Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares          Description                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------
                      STOCK AND EQUIVALENTS - 87.8%
                      Argentina - 4.0%
            256,520   Alpargatas SA *                                                                      212,954
            825,616   Atanor SA D Shares                                                                 1,197,383
            305,440   Capex SA Class A (Voting)                                                          2,612,034
          2,179,454   Central Costanera Class B (Voting)                                                 7,411,626
          2,183,500   Central Puerto B Shares                                                            6,224,220
          1,952,414   Cia Celulosa Argentina SA Class B *                                                  976,402
          1,034,415   Ciadea SA (Bearer)                                                                 2,658,978
            186,122   Fiplasto Class B                                                                     753,945
          1,589,939   Garovaglio Y Zorraquin *                                                           6,440,541
             93,000   Inversiones SA                                                                       409,282
          1,080,459   Ledesma SA                                                                         1,296,810
            459,598   Nobelza Piccardo                                                                   2,919,031
            155,500   Perez Companc SA Class B                                                           1,241,138
             67,983   Pirelli Cables Industria *                                                           142,793
             79,358   Polledo *                                                                            119,061
            264,950   Quimica Estrella Class B                                                             357,754
             45,970   Quimica Estrella Preferred 10% (d)                                                    45,979
            379,043   Rigolleau Christalerias Preferred *                                                  439,778
          1,839,928   Siderca                                                                            5,769,328
             78,800   Telecom Argentina SA ADR                                                           2,176,850
          2,925,000   Transportadora De Gas Del Sur Class B                                              6,962,893
            736,453   YPF SA ADR                                                                        23,980,751
                                                                                                 ------------------
                                                                                                        74,349,531
                                                                                                 ------------------
                      Brazil - 11.1%
          6,531,000   Acos Villares SA Preferred                                                         1,465,288
          2,300,000   Alpargatas de Sao Paulo                                                              104,237
         35,870,000   Alpargatas de Sao Paulo Preferred                                                  1,609,223
          1,557,000   Aracruz Cellulose Class B Preferred                                                3,165,330
        148,940,000   Banco Nacional Preferred (c)                                                           1,364
         25,040,000   Belgo Mineira Preferred (Registered)                                               1,699,143
          4,400,000   Belgo Mineira (Registered)                                                           330,403
        511,700,003   Bombril SA Preferred                                                               4,592,180
          6,800,000   Brasmotor Preferred (Registered)                                                   1,282,784
         21,500,000   Caemi Mineracao e Metalurgica SA Preferred                                         1,201,007
        555,100,000   Cemig Preferred                                                                   24,908,333
        143,400,000   Ceva Ceval Alimentos SA Preferred                                                  1,483,901
         34,000,000   Cia Energentica Perna Class A Preferred *                                            435,897
        162,100,000   Cia Energetica de Sao Paulo SA Preferred (Registered) *                           11,059,020
         18,500,000   Cia Energetica de Sao Paulo SA *                                                   1,153,201
        246,500,000   Cia Hering Preferred (Registered)                                                  3,724,588
         14,900,000   Copel PNA                                                                            259,249
         12,689,000   Copene-Petroquimica do Nordeste SA Class A Preferred                               4,961,724
          1,637,000   Cosipa PN Class B *                                                                  929,432
         67,233,771   Electrobras Class B Preferred (Registered)                                        30,599,986
         17,900,000   Electrobras Common                                                                 7,622,253
         49,000,000   Energetica Ceara Class A Preferred *                                                 228,846
        113,950,000   Ericsson Telecomunicacoes Perferred                                                5,614,020

              See accompanying notes to the financial statements.             1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares          Description                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------
                      Brazil - continued
          2,000,000   Ericsson Telecomunicacoes Common                                                      84,249
        660,000,000   Fertilizantes Fosfatados Preferred                                                 3,324,176
        511,732,118   Gerdau SA Preferred                                                               10,028,450
          1,336,261   Iochpe Maxion Preferred                                                              116,250
        262,400,000   Iparanga Brasil De Petroleo Preferred                                              4,205,128
         42,420,000   Mesbla Preferred (Registered) (d) *                                                  194,231
        223,302,674   Metalurgica Gerdau Preferred                                                      10,019,992
         12,598,589   Metalurgica Gerdau SA                                                                346,115
        335,746,000   Olvebra Preferred *                                                                   33,821
        205,500,000   Petrobras Distrib Preferred                                                        5,271,113
         66,580,000   Petroleo Brasileiro SA Preferred                                                  16,279,176
        583,800,000   Siderurgica de Tubarao Preferred Class B                                           9,783,462
        271,810,000   Telecomunicacoes Brasileiras SA ORD                                               29,122,500
          5,830,152   Unipar Preferred                                                                   2,082,197
            600,740   Usiminas Preferred                                                                 6,106,423
            673,000   Varig Preferred (Registered) *                                                     1,355,861
                                                                                                 ------------------
                                                                                                       206,784,553
                                                                                                 ------------------
                      Chile - 2.6%
            103,200   Banco Santiago Sponsored ADR                                                       2,586,450
             22,000   Chile Fund Inc                                                                       534,875
             88,600   Chilectra SA Sponsored ADR                                                         2,835,200
            286,508   Chilgener ADR                                                                      7,807,343
             47,000   Chilquinta Sponsored ADR                                                             752,000
             94,200   Chilquinta Sponsored ADR 144A                                                      1,507,200
            181,000   Compania de Telefones de Chile ADR                                                 5,441,313
             14,200   Cristalerias de Chile SA ADR                                                         275,125
             46,900   Embotelladora Andina ADR Class A                                                   1,151,981
             46,900   Embotelladora Andina Class B ADR                                                   1,084,563
            368,700   Empresa Natl de Electricidad ADR                                                   8,203,575
            143,500   Enersis SA ADR                                                                     5,103,219
          1,330,000   Five Arrows Chile Investment Trust Ltd                                             4,295,900
            156,100   Maderas Y Sinteticos Soc ADR                                                       2,263,450
             45,500   Soc Quinica Y Minera de Chile Sponsored ADR                                        2,747,063
             71,400   Vina Concha Y Torosa Sponsored ADR                                                 1,936,725
                                                                                                 ------------------
                                                                                                        48,525,982
                                                                                                 ------------------
                      China - 0.8%
          6,466,000   Dongfang Electrical Machinery Class H                                              3,045,670
            930,000   Guangdong Kelon Elec Holding H                                                     1,158,149
          7,034,000   Harbin Power Equipment Class H                                                     2,337,405
             59,650   Huaneng Power International ADR *                                                  1,409,231
          1,465,800   Nanjing Posts & Telephone Class B *                                                  750,965
          4,140,000   Northeast Electrical Transmission & Transformation Machinery
                          Manufacturing Co Ltd Class H                                                   1,389,082
          5,004,000   Qingling Motor Co Ltd Class H                                                      2,825,203
             81,498   Shanghai Haixing Class B Rights *                                                        163
            797,832   Shanghai Haixing Shipping Co Ltd Class B                                             588,800
            760,000   Tianjin Bohai Chemical Industry (Group) Co Ltd Class H *                             240,289
          2,190,000   Yizheng Chemical Fibre Co                                                          1,596,787
                                                                                                 ------------------
                                                                                                        15,341,744
                                                                                                 ------------------

2              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares          Description                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------
                      Colombia - 0.1%
             26,200   Banco Ganadero SA Sponsored ADR                                                      949,750
                                                                                                 ------------------

                      Czech Republic - 1.7%
             20,983   AGB Podilovy Fond *                                                                  503,152
             34,000   Alpha Effect                                                                         784,904
             50,000   Cez 2                                                                              1,194,483
             19,000   CKD Praha Holding AS *                                                               585,773
             60,934   Czech Republic Fund Inc                                                              830,226
              9,300   IF Bohatstvi *                                                                       252,647
             38,397   IF Zivnobanka                                                                        543,284
            212,249   IPS Praha                                                                          1,517,374
            197,800   Komercni Bank AS GDR 144A                                                          4,005,450
              8,600   Komercni Banka AS GDR                                                                174,150
              9,800   Komercni Banka IF *                                                                  190,331
              2,870   Leciva AS *                                                                          208,255
              7,092   Metrostav AS                                                                         529,824
             64,000   PF IKS KB Plus                                                                       371,273
             31,000   PIF (Privat Inv Fond)                                                                421,078
             62,300   Restitucni IF                                                                      1,659,057
             16,624   Sepap AS *                                                                           616,016
            111,231   Skoda Koncernplzen *                                                               2,919,023
            367,188   SP Vseobecny *                                                                       929,701
             27,366   Spif Cesky                                                                           322,807
            212,476   Spif Vynosovy                                                                      1,193,045
             17,000   Sporitelni Privatizacni *                                                            395,490
             64,470   SPT Telecom AS *                                                                   8,102,199
              1,926   Stavby Silnic A Zeleznic SA                                                           50,716
             28,350   Synthesia *                                                                          193,386
            441,700   Unipetrol (d) *                                                                    1,435,318
             74,433   Zivnobanka Preferred                                                                 911,262
                                                                                                 ------------------
                                                                                                        30,840,224
                                                                                                 ------------------
                      Egypt - 1.0%
             84,000   Al Ahram Beverages Co GDR *                                                        2,142,000
             23,000   Alexandria Cement                                                                    441,048
             98,000   Ameriyah Cement Co                                                                 2,422,602
             83,000   Commercial International Bank GDR                                                  2,079,150
             43,990   Eastern Tobacco Co                                                                 1,113,343
             14,800   Egyptian International Pharm Investment                                              958,211
            117,800   Helwan Portland Cement Co                                                          2,446,135
             41,750   Middle Egypt Flour Mills                                                             485,322
            104,500   Misr International Bank Sae GDR 144A *                                             1,645,875
             18,000   Suez Cement Co                                                                       376,633
            122,881   Suez Cement Co GDR 144A                                                            2,562,069
             60,250   Torrah Portland Cement                                                             1,595,792
             28,935   Upper Egypt Flour Mills                                                              666,323
                                                                                                 ------------------
                                                                                                        18,934,503
                                                                                                 ------------------

              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares          Description                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------
                      Greece - 2.7%
            374,170   Aegek                                                                              1,876,731
             99,445   Alpha Credit Bank (Registered)                                                     6,505,321
            149,480   Alpha Leasing (Registered)                                                         3,590,350
             32,730   Aluminum of Greece Common (Registered)                                             2,080,958
             35,900   Aluminum of Greece Preferred 10.41%                                                2,211,494
            673,470   Balkan Export *                                                                      442,462
            236,900   Boutaris and Son Holdings *                                                          214,215
            378,446   Commercial Bank of Greece (Registered)                                            15,091,856
             75,740   Delta Dairy SA Common                                                              1,043,361
                530   Delta Dairy SA Preferred                                                               5,008
              8,940   Econ Viomihanies (d) *                                                                 7,200
             41,267   Ergo Bank SA (Registered)                                                          2,412,380
            105,144   Etba Leasing (Registered)                                                            958,184
             87,500   Etma Rayon Manufacturing                                                             148,661
            330,820   Hellenic Sugar Industry                                                            1,875,476
             59,365   Ionian Bank (Registered) *                                                         1,164,821
             15,020   Klonatex SA GDR                                                                      232,375
            390,432   Michaniki SA Common (Registered)                                                   2,413,394
             18,072   Michaniki SA Preferred (Registered)                                                   82,346
            103,000   Naoussa Spinning Mills SA GDR                                                        360,178
             33,432   National Bank of Greece (Registered) *                                             3,910,497
              6,875   National Investment Bank for Industrial Development (Registered)                     369,115
             33,900   National Mortgage Bank of Greece                                                   1,997,287
             14,500   Petzetakis SA Common *                                                                66,582
             26,750   Petzetakis SA Preferred *                                                             63,211
             41,000   Strintzis Lines SA                                                                   128,021
                                                                                                 ------------------
                                                                                                        49,251,484
                                                                                                 ------------------
                      Hungary - 0.9%
              3,280   Cofinec Sponsored GDR 144A *                                                          74,620
             38,972   Danubus Hotel (Registered) *                                                       1,075,227
             21,414   Egis Gyogysergyar                                                                  1,044,852
          1,865,951   Fotex (Registered) *                                                               2,278,515
             27,046   Graboplast (Registered)                                                            1,803,297
              8,293   Matav (Registered) *                                                               3,516,766
            100,000   Mol Magyar Olaj GDR 144A                                                           1,995,000
             20,661   Pannonplast Muanyagipari                                                           1,013,389
             24,226   Pick Szeged (Bearer)                                                               1,763,804
              7,316   Richter Gedeon Vegyeszeti Gyar                                                       723,283
             15,000   Tiszai Vegyi Kombinat GDR (Registered)                                               292,500
             22,751   Zalakeramia AG                                                                       947,353
             52,000   Zalakeramia Reszveny GDR 144A                                                        436,800
                                                                                                 ------------------
                                                                                                        16,965,406
                                                                                                 ------------------
                      India - 7.9%
             13,980   Arvind Mills Ltd                                                                      43,175
            439,600   Ashok Leyland Ltd GDR                                                              2,406,810
             25,000   Ashok Leyland Ltd GDR 144A                                                           136,875
             50,000   Bajaj Auto GDR 144A                                                                1,237,500


              See accompanying notes to the financial statements.
4

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares          Description                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------
                      India - continued
            379,100   Ballarpur Industries                                                                 491,484
            295,000   Bank of India *                                                                      496,539
            460,300   Bombay Dyeing & Manufacturing Co Ltd GDR *                                         1,472,960
            905,000   BSES Ltd                                                                           4,817,699
            697,000   Cesc Ltd GDR                                                                         836,400
            591,804   Core Healthcare Ltd GDR                                                              147,951
             45,000   DCW Ltd GDR                                                                          112,500
          1,002,000   Escorts                                                                            2,675,310
             20,600   Excel Industries                                                                     123,413
            255,520   Garden Silk Mills Ltd GDR                                                            319,400
            373,000   Glaxo India Ltd                                                                    4,240,270
             76,500   Grasim Industries                                                                    764,474
          2,757,785   Great Eastern Shipping Co                                                          3,203,373
             45,000   Great Eastern Shipping Co GDR 144A                                                   282,375
            131,000   Great Eastern Shipping Co Ltd GDR                                                    822,025
            114,300   Hindalco Industry GDR                                                              3,383,280
              4,480   Hindustan Ciba Geigy                                                                 450,096
            100,000   Hindustan Development Corp GDR                                                        20,000
            494,000   Hindustan Development Corp GDR 144A                                                   98,800
            513,000   Hindustan Petroleum                                                                6,827,291
              6,000   Housing Development Finance                                                          571,594
            469,770   India Cements GDR                                                                  1,526,753
            600,000   India Fund Class B                                                                   963,349
            186,300   India Fund Inc                                                                     1,548,619
             17,900   Indian Hotels                                                                        304,000
            270,100   Indian Petrochemical Co Ltd GDR                                                    2,836,050
            135,000   Indian Rayon & Industries GDR                                                      1,451,250
            250,000   Indo Gulf Fertilizer                                                                 340,628
          1,265,000   Indo Gulf Fertilizers GDR                                                          1,834,250
             90,000   Indo Gulf Fertilizers GDR 144A                                                       130,500
            211,130   Industrial Credit & Investment GDR 144A                                            2,955,820
            803,600   Industrial Development Bank of India                                               2,210,840
            593,000   Industrial Finance Corp of India                                                     509,265
          1,976,600   Industry Credit & Investment Corp                                                  4,842,208
            699,912   ITC Ltd                                                                            9,588,390
            100,000   Jain Irrigation Systems Ltd EDR                                                       10,000
          2,630,900   Jaiprakash Industries Ltd                                                          1,079,009
            201,000   JCT Ltd GDR Class S                                                                  301,500
            325,000   JK Corp GDR (Registered)                                                              81,250
            350,000   Kirloskar Cummins Ltd                                                              4,951,830
            401,000   Larsen & Toubro                                                                    2,510,527
            314,200   Larsen & Toubro GDR                                                                3,927,500
              1,870   Madras Cement Ltd                                                                    417,572
            283,000   Mahanagar Telephone                                                                1,912,373
            227,000   Mahindra & Mahindra                                                                2,511,808
          2,162,000   National Aluminum                                                                  2,588,687
             50,000   NEPC Micon Ltd GDR 144A                                                                5,000

              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares          Description                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------
                      India - continued
            262,500   NIIT                                                                               3,612,355
          1,634,000   Oriental Bank of Commerce                                                          3,098,888
             14,000   Parke Davis & Co Ltd                                                                  71,619
             27,600   Raymond Woolens GDR                                                                  129,030
          1,929,000   Reliance Industries                                                               17,564,360
            680,800   Reliance Industries GDR (Registered)                                              13,360,700
             83,000   Sanghi Polyesters GDR 144A (Registered) *                                             41,500
             50,000   Sanghi Polyesters GDS 144A                                                            25,000
            120,000   Siemens India                                                                        983,485
            572,500   Siv Industries GDR                                                                   429,375
             88,000   Smithkline Beecham Plc                                                               763,248
            225,000   Southern Petrochem GDR 144A                                                          781,875
            346,000   Southern Petrochem Industry Corp                                                     246,191
            762,450   State Bank of India                                                                6,108,205
             63,932   State Bank of India GDR 144A                                                       1,262,657
             75,000   Steel Authority of India GDR                                                         540,000
             54,000   Steel Authority of India GDR 144A                                                    388,800
            313,000   Sterlite Industries Ltd                                                            2,071,159
             46,000   Sterlite Industries Ltd GDR                                                          230,000
            789,545   Tata Iron & Steel                                                                  3,933,599
          1,359,500   Uti Masterplus 1991 Unit *                                                           690,415
            736,600   Videocon International                                                               786,680
            205,000   Videocon International Ltd GDR                                                       358,750
             13,350   Videsh Sanchar Nigam GDR 144A                                                        197,246
             25,000   Videsh Sanchar Nigam Ltd                                                             656,482
              7,500   Videsh Sanchar Nigam Ltd GDR (Registered) *                                          110,813
             95,150   Zuari Agrochemicals Rights 8/13/97                                                   298,571
             95,150   Zuari Argochemicals Ltd                                                              324,762
                                                                                                 ------------------
                                                                                                       146,386,337
                                                                                                 ------------------
                      Indonesia - 0.0%
            171,000   Ciputra Development New (Foreign Registered)                                          47,822
            226,076   Indah Kiat Pulp & Paper (Foreign Registered) Warrants Exp 4/13/01 *                   17,243
          1,834,000   Pakuwon Jati (Foreign Registered)                                                    512,898
            200,000   Tambang Timah Persero (Foreign Registered)                                           264,407
                 50   Ungul Indah Corp (Foreign Registered)                                                     51
                                                                                                 ------------------
                                                                                                           842,421
                                                                                                 ------------------
                      Israel - 1.1%
          1,046,161   Bank Hapoalim                                                                      2,260,290
            358,355   Clal Industries Ltd                                                                1,986,075
             37,718   Elbit Medical Imaging Ltd                                                            293,684
             33,200   Elbit Medical Imaging Ltd *                                                          259,375
             90,998   Formula Systems Ltd *                                                              2,017,006
          1,400,000   Israel Chemical Ltd                                                                1,730,605
             24,950   Koor Industries                                                                    2,687,439
             31,100   Koor Industries Ltd ADR                                                              666,706
          3,568,650   Leumi Bank Le Israel                                                               5,628,306
             59,300   Tadiran Ltd Sponsored ADR *                                                        2,049,556
                                                                                                 ------------------
                                                                                                        19,579,042
                                                                                                 ------------------

              See accompanying notes to the financial statements
6

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares    Description                                                                   Value ($)
------------------------------------------------------------------------------------------------------------
                   Korea - 7.3%
            3,224  ANAM Industrial Co                                                                56,201
           89,570  ANAM Industrial Co Preferred 5.15                                                565,705
           13,435  ANAM Industrial Ltd Preferred                                                     93,189
          286,730  Cheil Industries                                                               3,170,710
           47,431  Cheil Jedang Corp                                                              1,960,294
           84,300  Choongnam Spinning *                                                           1,008,798
           70,280  Chosun Brewery Co Ltd                                                          1,534,090
           19,520  Chosun Brewery Co Ltd Preferred                                                  131,936
           82,300  Coryo Securities Preferred *                                                     255,335
           43,000  Dae Chang Industrial Co *                                                        948,144
            5,760  Daelim Industrial Co Ltd                                                          50,420
          675,970  Daewoo Corp                                                                    5,317,880
          190,400  Daewoo Heavy Ind Ltd Preferred                                                   727,845
          159,250  Daewoo Securities Ltd Preferred *                                              1,146,953
           24,600  Daihan Investment and Finance Preferred                                           98,127
          140,900  Daishin Securities Preferred *                                                   494,906
          268,000  Dong Shin Construction                                                           504,820
           55,900  Dongbu Construction Co Preferred                                                 306,598
           59,700  Dongbu Steel Co                                                                  965,784
          102,340  Dongbu Steel Preferred                                                           644,090
          210,600  Dongsuh Securities Preferred                                                     784,062
           12,000  Dongwon Securities Co                                                            146,260
           33,500  Dongwon Securities Co Preferred                                                  167,036
           24,800  Doosan Beverage Co Ltd                                                           769,418
          175,000  Hanil Synthetic Fiber Industry Co Preferred *                                    298,615
          360,690  Hanil Synthetic Fiber Industry Co *                                            1,438,763
           61,500  Hanshin Construction Preferred *                                                  33,391
          231,000  Hanshin Construction *                                                           273,873
              984  Hansol Paper Manufacturing Ltd                                                    24,205
           32,800  Hansol Paper Manufacturing Ltd Preferred                                         297,290
           75,700  Hanwha Chemical Corp Preferred *                                                 201,308
           39,050  Hanwha Chemical Corp *                                                           279,083
          232,406  Hanwha Corp                                                                    2,400,027
           10,840  Hanwha Corp Preferred                                                             49,726
          198,200  Housing & Commercial Bank Korea                                                3,960,925
          247,800  Housing & Commercial Bank Korea GDR                                            4,355,085
            1,436  Hyosung T+C Co Ltd                                                                40,574
            5,029  Hyundai Engineering & Construction GDR 144A                                       21,373
          328,745  Hyundai Engineering & Construction GDR (Registered)                            1,397,166
              110  Hyundai Engineering & Construction *                                               2,316
          363,325  Hyundai Motor Service Co GDR 144A                                              2,770,353
           53,123  Hyundai Motor Service Co Ltd                                                   1,035,972
           63,700  Hyundai Motor Service Co Preferred                                               465,839
            1,400  Jindo Corp                                                                        10,828
           70,000  Jindo Corp Preferred                                                             162,105
               50  Jinro Ltd Preferred                                                                  111
           19,000  Kang Won Industrial Co                                                           218,947

              See accompanying notes to the financial statements.              7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares    Description                                                                   Value ($)
------------------------------------------------------------------------------------------------------------
                   Korea - continued
           71,930  Kang Won Industrial Preferred (Non Voting)                                       294,893
           61,746  Kolon Construction                                                               523,387
           39,500  Kolon Construction Co Ltd Preferred                                              126,925
           59,400  Kolon Industries Preferred                                                       355,413
            7,861  Kolon International Corp                                                          50,432
           21,200  Kolon International Corp Preferred                                                81,981
           11,751  Kookmin Bank                                                                     183,179
          183,152  Kookmin Bank GDR                                                               2,655,704
            9,670  Korea Container Terminal                                                         621,452
           64,000  Korea Electric Power Corp                                                      1,673,573
           20,000  Korea Electric Power Sponsored ADR                                               326,250
           32,175  Korea Long Term Credit Bank                                                      361,134
           13,170  Korean Air Lines Preferred *                                                      82,908
          213,840  Korean Air Lines *                                                             3,222,409
          168,700  Kumho Construction & Engineering Co Ltd Preferred                                401,889
          177,500  Kumho Petrochemical Preferred                                                    727,701
           69,600  Kumho & Co Inc Preferred *                                                       184,315
              600  Kun Sul Chemical Industry                                                         44,809
          100,590  Kun Young Construction *                                                         120,374
            8,008  Kyungbang Co Ltd                                                                 496,895
           11,910  Kyungnam Wool Textile Preferred *                                                 49,883
          122,400  LG Chemical Ltd Preferred                                                        840,864
           17,746  LG Merchant Banking Corp                                                         186,800
          306,000  LG Metals Corp                                                                 5,492,742
           65,000  LG Securities Co Preferred                                                       374,515
           12,130  Lotte Chilsung Beverage                                                        1,417,967
           25,000  Mando Machinery Preferred                                                        332,410
            6,440  Miwon Petrochemical Preferred *                                                   16,484
           16,500  Monami Co Ltd *                                                                  486,316
           37,400  Oriental Brewing Co Ltd Preferred *                                              239,940
           67,728  Oriental Chemical Preferred                                                      525,314
           34,520  Ottogi Foods                                                                   1,407,575
           26,840  Pang Rim Spinning                                                              1,026,017
          118,834  Pohang Iron & Steel                                                           10,254,025
            3,480  Pusan Bank                                                                        20,244
            7,440  Sam Whan Corp                                                                     98,925
           31,000  Sam Whan Corp Preferred                                                          140,144
              143  Sam Yang                                                                           3,201
            7,170  Sam Yang Preferred                                                                50,051
          194,100  Samho International *                                                            726,934
           65,800  Sammi Corp Preferred *                                                            22,602
              778  Samsung Display Devices                                                           41,078
           49,310  Samsung Display Devices Preferred                                              1,202,017
           24,700  Samsung Electro Mechanics Co Preferred                                           287,368
          180,658  Samsung Electronics GDS (Non Voting)                                           4,651,944
           51,094  Samsung Electronics Ltd                                                        5,431,193
          490,323  Samsung Electronics Preferred (Non Voting)                                    20,748,405

8             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares    Description                                                                   Value ($)
------------------------------------------------------------------------------------------------------------
                   Korea - continued
           55,407  Seah Steel Corp                                                                1,258,552
           41,922  Shin Sung Corp                                                                   250,835
            4,785  Shin Wha Engineering & Construction Co                                            21,102
           13,380  Shin Wha Engineering & Construction Co Preferred                                  44,328
           86,161  Shinhan Bank                                                                     857,218
           54,552  Shinsegae Department Store                                                     1,910,076
           49,340  Shinwon Preferred                                                                262,418
          101,300  Shinyoung Securities Preferred                                                   583,668
           20,846  SK Telecom                                                                    15,567,631
            9,700  SK Telecom Ltd Sponsored ADR                                                      87,300
          156,540  Ssangyong Cement                                                               1,453,524
           28,940  Ssangyong Investment Securities Co Preferred *                                    96,199
           27,100  STC Corp Preferred (Non Voting) *                                                126,116
           15,140  Sung Chang Enterprise Co *                                                       654,249
           26,460  Sungwon Construction Preferred                                                   103,788
           39,000  Sunkyong Industries Ltd Preferred *                                              211,745
            1,170  Sunkyong Industries *                                                             20,483
               86  Sunkyong Ltd                                                                       1,201
           70,700  Sunkyong Securities Preferred 13.11% (Non Voting) *                              235,014
            1,100  Taihan Textile Co Ltd *                                                          162,105
          160,810  Tong Kook Spinning Co Ltd *                                                      734,113
           59,060  Tong Yang Cement Corp Preferred                                                  365,812
           22,700  Tong Yang Investment & Financial Preferred                                       100,609
           42,000  Tong Yang Securities Co Preferred 77.36% *                                       130,305
                                                                                           -----------------
                                                                                                135,435,448
                                                                                           -----------------
                   Lebanon - 0.2%
          121,508  Banq Libanaise GDR Class B *                                                   2,867,589
           90,000  Solidere GDR (Registered) *                                                    1,518,750
                                                                                           -----------------
                                                                                                  4,386,339
                                                                                           -----------------
                   Malaysia - 3.7%
          198,000  Affin Holdings Berhad                                                            228,187
          383,000  AMMB Holdings Berhad                                                           1,366,215
          243,666  Amsteel Corp Warrants Expires 5/19/00 *                                           71,040
        3,132,000  Amsteel Corporation Berhad                                                     1,396,536
          120,000  Arab Malaysia Finance Berhad                                                      28,400
          429,000  Arab Malaysian Corp                                                              585,635
          120,000  Arab Malaysian Finance (Foreign Registered)                                      113,188
          255,000  Bandar Raya Development                                                          181,924
        1,348,000  Berjaya Group                                                                    781,382
          340,000  Berjaya Sports Toto                                                              932,945
          841,000  Cement Industries of Malaysia Berhad                                           1,199,986
          788,000  Cold Storage                                                                     708,132
          125,000  Diversified Resources Berhad                                                     168,925
          741,000  Edaran Otomobil Berhad                                                         2,668,667
          536,000  Esso Malaysia Berhad                                                             955,994
        3,382,000  Golden Hope Plantations Berhad                                                 4,454,426
          895,000  Hicom Holdings Berhad                                                          1,215,641

              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares    Description                                                                   Value ($)
------------------------------------------------------------------------------------------------------------
                   Malaysia - continued
        1,277,000  Highlands and Lowlands Berhad                                                  1,265,831
          188,000  Hong Leong Industries Berhad                                                     415,915
        3,996,000  IGB Corp Berhad                                                                2,741,211
        1,807,000  Kuala Lumpur Kepong Berhad                                                     3,687,755
        2,164,000  Kumpulan Guthrie Berhad                                                        2,286,098
          194,000  Landmark Berhad                                                                  125,097
        2,543,000  Lion Land Berhad                                                               1,447,909
        1,407,000  Malayan Cement Berhad                                                          1,718,031
        5,159,000  Malayan United Industries Berhad                                               2,654,262
          976,600  Malaysia Mining Corp Berhad                                                      837,421
          242,000  Malaysian Airline Systems                                                        460,676
        1,088,000  Malaysian International Ship (Alien Market)                                    2,239,067
          897,000  Malaysian Tobacco Co Berhad                                                      839,928
           13,000  MBF Capital Berhad                                                                12,217
        2,154,000  Metroplex Berhad Warrants 11/04/98 *                                             531,943
          270,000  Nestle Malaysia                                                                1,713,257
          298,200  Oriental Holdings Berhad                                                       1,073,950
          849,000  Perlis Plantations                                                             2,096,656
          464,000  Perusahaan Otomobil                                                            1,352,770
          116,000  Petronas Gas Berhad                                                              320,288
          429,000  Public Bank Berhad (Alien Market)                                                403,176
          686,000  Rothmans of Pall Mall Malaysia Berhad                                          5,529,412
          362,000  Shell Refinery Co                                                                819,482
        3,201,200  Sime Darby Berhad                                                              7,576,155
        1,281,100  Sime UEP Properties Berhad                                                     1,713,699
        5,620,000  TA Enterprise Berhad                                                           3,739,599
          419,000  Tan Chong Motor Holdings Berhad                                                  442,641
          926,000  Tractors Malaysia Holdings Berhad                                                740,038
          133,600  UMW Holding Berhad Warrants 1/26/00 *                                            109,978
          411,000  UMW Holdings Berhad                                                            1,106,620
        3,818,000  Westmont Industries Berhad                                                     2,160,761
                                                                                           -----------------
                                                                                                 69,219,066
                                                                                           -----------------
                   Mexico - 14.6%
        1,116,175  Alfa SA Class A                                                                8,551,746
        3,992,000  Altos Hornos De Mexico *                                                      10,725,389
          167,000  Cementos Mexicanos (Cemex) Class A (Registered)                                  815,786
        3,475,000  Cemex SA Class B                                                              19,164,096
        5,847,000  Cemex SA CPO                                                                  28,562,283
          430,273  Cintra SA CPO Class A (Registered) *                                             439,178
        1,291,000  Controladora Coml Mexicana Class B                                             1,324,358
        3,331,480  Cydsa SA Class A                                                              10,064,247
          622,000  Dina (Consorcio Grupo Dina)                                                      724,427
          324,100  Empresas ICA Soc Controladora ADR                                              5,185,600
           83,000  Grupo Celanese Mexicana Class B                                                  224,598
        4,323,600  Grupo Financiero Banamex Class B                                              11,588,515
          103,529  Grupo Financiero Banamex Class L                                                 268,837
       57,326,000  Grupo Financiero Bancomer SA Class B                                          35,004,306

              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares    Description                                                                   Value ($)
------------------------------------------------------------------------------------------------------------
                   Mexico - continued
          328,963  Grupo Financiero Bancomer SA Class L                                             169,154
           95,181  Grupo Financiero Invermexico Class B *                                           121,133
              700  Grupo Financiero Serfin SA de CV Class B *                                           297
       25,693,320  Grupo Gigante SA Class B *                                                     9,578,433
           70,600  Grupo Iusacell Sponsored ADR *                                                 1,085,475
        3,067,000  Grupo Mexico Class B                                                          11,985,705
           38,886  Grupo Mexico Class B Warrants 8/9/01 *                                           124,721
          280,200  Grupo Mexico Desarollo Class B ADR *                                             175,125
          584,800  Grupo Mexico Desarollo Class L ADR *                                             584,800
           10,000  Grupo Posadas SA 144A GDR *                                                      143,977
          679,000  Grupo Posadas SA Class L *                                                       471,346
          660,000  Grupo Simec SA Class B *                                                         117,085
        6,310,000  Grupo Situr SA de CV Class B                                                     251,459
        2,282,900  Grupo Tribasa SA ADR *                                                        12,698,631
           74,000  Grupo Tribasa SA *                                                               214,038
        6,275,000  Herdez Class B                                                                 4,517,290
          904,000  Hylsamex SA                                                                    6,531,019
          973,340  International de Ceramic *                                                     1,864,348
           10,000  Ispat International NV Class A (Registered) *                                    268,125
          693,300  Telefonos de Mexico ADR Class L                                               31,805,138
           39,000  Tolmex SA de Con Class B                                                         266,718
          437,000  Transportation Maritima Mexicana SA Class A                                    2,370,665
           25,000  Transportation Maritima Mexicana SA Class L                                      189,613
          962,100  Tubos de Acero de Mexico SA *                                                 17,463,494
            8,000  TV Azteca SA ADR *                                                               144,000
        2,680,280  Vitro SA                                                                      11,818,178
        1,765,400  Vitro SA ADR                                                                  22,729,525
                                                                                           -----------------
                                                                                                270,332,858
                                                                                           -----------------
                   Pakistan - 2.4%
        1,452,000  Fauji Fertilizer                                                               3,228,301
          697,910  Hub Power Co Ltd GDR                                                          20,064,913
        4,983,000  Hub Power Co Ltd *                                                             5,921,079
          910,000  Japan Power Generation Ltd *                                                     219,185
          961,000  Karachi Electric Supply *                                                        528,224
          720,000  Pakistan State Oil                                                             6,314,307
        1,229,000  Pakistan Telcom Corp Ltd Class A                                               1,115,768
            5,000  Pakistan Telecommnction GDR                                                      440,000
        1,395,000  Southern Electric Power Co *                                                     465,236
        5,139,500  Sui Northern Gas Pipelines *                                                   4,062,896
        2,277,400  Sui Southern Gas Pipelines Ltd *                                               1,519,036
                                                                                           -----------------
                                                                                                 43,878,945
                                                                                           -----------------
                   Peru - 0.0%
          100,218  Cervecerias                                                                       85,011
               58  Milpo Minera T Shares                                                                569
                                                                                           -----------------
                                                                                                     85,580
                                                                                           -----------------

              See accompanying notes to the financial statements.             11

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares    Description                                                                   Value ($)
------------------------------------------------------------------------------------------------------------
                   Poland - 2.0%
           65,791  Agros Holdings Class C *                                                       1,874,468
        1,513,000  Bank Inicjatyw Gospodarczych                                                   1,763,479
           44,900  Bank Slaski SA                                                                 3,320,901
           20,313  Budimex SA *                                                                     102,888
           12,556  Debica Class A                                                                   348,703
           63,240  Drosed *                                                                       1,219,391
          433,540  Elektrim SA (Bearer)                                                           3,992,598
           96,200  Elektrobudowa SA *                                                             1,522,699
          145,345  Exbud SA *                                                                     1,731,717
          141,078  Gorazdze                                                                       5,765,329
        2,076,718  International UNP Holdings *                                                     299,151
           12,100  Izolacja SA *                                                                    800,921
           95,890  Jelfa *                                                                        2,042,121
           84,060  Jutrzenka (Prezedsib Cukiernicze)                                              1,935,333
          109,000  Kghm Polska Miedez SA GDR 144A *                                               1,330,890
          275,200  Mostostal Export (Bearer)                                                        894,959
           12,500  Mostostal Zabrze-Holding SA                                                       74,106
           45,950  Polfa Kunto Class A *                                                          1,560,429
          149,610  Polifarb Cieszyn (Bearer)                                                        835,293
          226,170  Polifarb Wroclaw                                                                 904,745
                2  Rafako SA (Raciborska Fabryka) *                                                       6
           16,500  Relpol SA                                                                        560,328
            5,230  Rolimpex SA                                                                       20,319
          390,000  Sokolow                                                                          471,401
          122,679  Stomil-Olsztyn SA                                                              1,232,174
           50,900  Vistula                                                                          139,161
          101,636  Wielkopolski                                                                     555,748
           13,145  Wolczanka SA                                                                      66,581
           20,200  Zaklady Piwowarski (Bearer)                                                    1,569,609
                                                                                           -----------------
                                                                                                 36,935,448
                                                                                           -----------------
                   Portugal - 3.1%
           18,999  Atlantis Cristais de Alcobaca                                                    323,894
          122,853  Banco Commercial Portugues (Registered)                                        2,283,995
          311,540  Banco Espirito Santo e Commercial de Lisboa (Registered)                       7,672,559
          343,800  Banco Totta & Acores (Registered)                                              6,190,357
          338,400  BPI Sgps SA (Registered)                                                       6,665,398
           15,400  Cel-Cat Fabrica Nacional de Condutores Electricos SA                             257,060
           60,900  Cimpor Cimentos De Portugal SA (Registered)                                    1,466,506
            6,600  CIN (Corp Ind Norte)                                                             384,687
           36,800  Electricidade De Portugal *                                                      574,523
          285,000  Empresa Fabril de Maquinas Electricas                                          2,269,456
           40,000  Engil Sociedade Gestora                                                          480,955
           15,900  Est Jeronimo Martins Filho Admin                                                 982,438
           44,500  Fisipe Fibra Sint                                                                281,535
           77,500  Inparsa Industrias Participacoes *                                             1,552,375
          177,000  Lisnave Navais De Lisboa *                                                       390,384
           61,300  Modelo Continente                                                              2,432,273

              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares       Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------
                  Portugal - continued
          25,000  Mundial Confianca *                                                                   437,144
         403,600  Portucel Industrial Empresa                                                         3,034,952
         277,200  Portugal Telecom SA                                                                10,316,112
          77,500  Portugal Telecom Sponsored ADR                                                      2,848,125
           4,400  Salvador Caetano Industrias                                                           103,667
         117,000  Semapa Society Investment                                                           2,638,775
          80,750  Soares Da Costa                                                                       627,545
          16,200  Soja De Portugal Sociedada Gest                                                       117,475
          81,381  Somague                                                                               934,866
          14,848  Sonae Industria                                                                       182,350
          13,000  Sonae Industria Sociedade *                                                           159,654
          62,000  Sonae Investimentos                                                                 2,314,142
          18,000  Unicer-Uniao Cervjeira SA (Registered)                                                262,533
                                                                                               -----------------
                                                                                                     58,185,735
                                                                                               -----------------
                  Romania - 0.3%
           4,500  Romanian Investment Fund (e)                                                        4,725,000
                                                                                               -----------------

                  Russia - 11.1%
           8,189  Chelabinsky Tube Work *                                                             1,080,948
          17,100  Dalmoreproduct *                                                                      153,900
          64,000  Electrocila *                                                                         902,400
          28,221  Elisb *                                                                               400,738
         672,700  Irkutskelectrosviaz *                                                               1,096,501
         303,100  Irkutskenergo Ao Sponsored ADR *                                                    4,622,275
             580  Irkutskenergo RDC *                                                                35,960,000
       4,931,400  Irkutskenergo (Registered)                                                          1,518,871
           2,000  Izhorskie Zavody Preferred *                                                           69,000
          58,456  Izhorskie Zavody *                                                                  4,851,848
         119,730  Kirovsky Plant *                                                                    1,544,517
         110,000  Komineft *                                                                            580,800
         100,800  Krasny Red Oct Preferred 144A *                                                     1,612,800
         501,900  Lukoil Holding Preferred                                                            7,653,975
             121  Lukoil Holding RDC 144A *                                                          13,461,250
         102,675  Lukoil Holding Sponsored ADR ORD                                                    9,240,750
         169,500  Lukoil Holding Sponsored ADR Preferred (Foreign Registered)                         5,254,500
           4,500  Morgan Stanley Russia & New Europe Fund                                               139,500
           2,339  Moscow City Telephone Network Preferred                                             2,806,800
             600  Moscow City Telephone Network *                                                     1,500,000
          10,000  Mosenergo AO Sponsored ADR 144A *                                                     450,000
      10,000,000  New Century Holdings LP (e)                                                        23,035,000
       1,832,525  Norilsk Nickel *                                                                   22,081,926
         220,000  Norlisk Nickel Preferred                                                            1,760,000
              30  Rostelekom Preferred 2.5                                                                   77
         135,000  Russia Petroleum *                                                                  1,080,000
          19,700  Seversky Tube Works ADR *                                                             667,556
       4,085,000  St Petersburg Telephone                                                             9,068,700
       1,834,100  St Petersburg Telephone Preferred                                                   2,017,510

              See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares       Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------
                  Russia - continued
          85,000  Surgutneftegaz ADR                                                                  4,250,000
          36,811  Tatneft Sponsored ADR 144A                                                          4,656,592
          67,000  Torgoviy Dom Gum Sp ADR                                                               536,000
      68,714,250  Unified Energy System                                                              27,279,557
      17,200,000  Unified Energy Systems Preferred                                                    5,142,800
       1,577,500  Uralmash Zavody (d) *                                                              10,096,000
           6,000  Uralmash *                                                                            132,000
                                                                                               -----------------
                                                                                                    206,705,091
                                                                                               -----------------
                  South Africa - 3.6%
         363,281  AECI Ltd                                                                            1,955,205
              37  Amalgamated Bank of South Africa                                                          240
           7,900  Anglo American Coal Corp                                                              459,704
          73,103  Anglo American Industrial Ltd                                                       3,073,551
         329,420  Avgold Ltd *                                                                          300,526
      56,725,000  Consolidated Mining Corp *                                                          5,199,137
         383,400  De Beers Centenary Link Units                                                      12,217,478
           9,000  De Beers Consolidated Mines Ltd ADR                                                   288,563
         335,300  Del Monte Royal Foods Ltd                                                             192,968
         235,475  Driefontein Consolidated Ltd                                                        1,719,070
          35,000  Driefontein Ltd Sponsored ADR                                                         262,500
         379,592  Engen Ltd                                                                           2,022,765
         211,100  Free State Cons Gold Mines                                                          1,068,661
         120,000  Goldfields South Africa                                                             2,455,505
          71,617  Impala Platinum Holdings Ltd                                                          793,794
      11,132,896  ISCOR                                                                               6,857,949
       1,973,100  Joel HJ Mining Co Ltd                                                               1,745,362
          71,300  Kloof Gold Mining Co                                                                  376,143
         564,700  Malbak Ltd                                                                            775,161
         434,400  Murray & Roberts Holdings Ltd                                                       1,162,042
       1,561,400  Oryx Gold Holdings Ltd *                                                            1,447,744
          78,637  Polifin Ltd                                                                           150,519
         164,000  Randgold Resources Ltd GDR 144A *                                                   2,255,000
         323,500  Randgold & Exploration Co *                                                         1,137,749
         811,228  Sappi Ltd                                                                           7,504,486
         640,000  Sasol Ltd                                                                           8,526,058
          75,000  St Helena Gold Mines                                                                  303,741
         873,900  Sun International Ltd                                                                 558,819
           9,500  Vaal Reefs Exploration & Mining                                                       473,836
         163,935  Western Areas Gold Mining Co Ltd                                                    1,371,512
          14,500  Western Deep Levels                                                                   347,703
                                                                                               -----------------
                                                                                                     67,003,491
                                                                                               -----------------
                  Sri Lanka - 0.2%
         131,500  Aitken Spence & Co                                                                    399,258
       4,269,926  Blue Diamonds Jewelry Ltd                                                             648,213
          46,500  Development Finance Corp                                                              227,461
         115,599  Hayleys Ltd                                                                           458,223
         228,244  John Keells Holdings Ltd                                                            1,289,732
         333,600  Lanka Walltile Ltd                                                                    149,117
         304,000  National Development Bank                                                           1,415,265
                                                                                               -----------------
                                                                                                      4,587,269
                                                                                               -----------------

14            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares       Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------
                  Taiwan - 0.7%
         801,800  Ambassador Hotel                                                                      798,450
         122,000  Cheng Loong Co *                                                                       79,861
       3,089,022  Chia Hsin Flour *                                                                   1,457,390
         684,000  Chia Hsin Livestock *                                                                 414,401
             675  China Steel Corp                                                                          703
         214,675  China Steel Corp GDR 144A                                                           4,336,435
         252,740  Chung Hwa Pulp Corp                                                                   230,564
       1,078,000  Chung Shing Textile *                                                                 465,432
         348,390  Feng An Metal Industrial Co Ltd                                                       224,416
         304,662  Formosa Chemicals and Fiber Co                                                        399,922
         341,600  Formosan Rubber Group *                                                               472,198
         941,000  International Commercial Bank of China                                              1,883,966
             759  Li Peng *                                                                                 869
         564,620  Taipei Business Bank                                                                  965,280
         343,000  Taiwan Pulp and Paper Co *                                                            269,910
          85,860  Universal Cement                                                                       51,719
         616,000  Wan Yu Paper *                                                                        255,237
         346,000  Yieh Loong Co *                                                                       169,868
                                                                                               -----------------
                                                                                                     12,476,621
                                                                                               -----------------
                  Thailand - 1.3%
       2,851,500  Bangchak Petro (Foreign Registered)                                                   834,016
         822,000  Bangkok Expressway Plc (Foreign Registered) *                                         697,221
          74,800  Bangkok Insurance (Foreign Registered)                                              1,142,018
       5,633,400  Bangkok Rubber Public Co Ltd (Foreign Registered) *                                   626,116
         437,000  Bec World Public Co (Foreign Registered)                                            2,786,370
         393,700  CP Feedmill Public Co Ltd (Foreign Registered)                                        898,175
         227,600  GFPT Public Co Ltd (Foreign Registered)                                                36,613
         372,500  Hana Microelectronic Plc (Foreign Registered)                                       1,830,360
       1,324,850  International Broadcasting Plc (Foreign Registered) *                                 387,496
          23,000  International Cosmetics Public Co Ltd (Foreign Registered)                             66,262
           1,100  Karat Sanitaryware Plc (Foreign Registered) *                                             394
         421,000  KR Precision Plc (Foreign Registered)                                               3,053,758
       1,559,100  Krisda Mahanakorn Public Co Ltd (Foreign Registered) *                                132,243
       2,675,400  National Petrochemical (Foreign Registered)                                         1,604,144
         512,700  NTS Steel Group Pcl (Foreign Registered) *                                             19,494
       5,985,750  Padaeng Industry Plc (Foreign Registered) *                                         1,505,629
          75,000  Pranda Jewelry (Foreign Registered) *                                                  38,937
          87,200  Prasit Development Public Co Ltd (Foreign Registered)                                  22,189
       1,500,000  Ruam Pattana Fund (Registered)                                                        324,656
       1,859,000  Ruang Khao Fund (Foreign Registered) *                                                315,361
          32,400  Saha Pathana International Holdings Plc (Foreign Registered)                           59,702
          70,000  Saha Pathanapibul (Foreign Registered)                                                110,559
       2,511,300  Saha Union Public Co Ltd (Foreign Registered)                                       1,469,026
         513,000  Siam Pulp & Paper (Foreign Registered)                                                705,206
         201,512  Singer Thailand Plc (Foreign Registered)                                              341,846
       3,108,050  Star Block Co Ltd (Foreign Registered) (d) *                                           45,453
          24,000  Swedish Motor (Foreign Registered)                                                      8,775

              See accompanying notes to the financial statements.             15

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares       Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------
                  Thailand - continued
       1,581,150  Thai German Ceramics Industry (Foreign Registered) *                                  601,198
       8,336,880  Thai Petrochemical (Foreign Registered)                                             2,621,277
         112,700  Thai Plastic & Chemical (Foreign Registered)                                          270,295
         378,600  Thai Telephone & Telecommunications (Foreign Registered) *                            119,039
              70  Thailand International (Foreign Registered)                                           822,500
                                                                                               -----------------
                                                                                                     23,496,328
                                                                                               -----------------
                  Turkey - 2.1%
      17,500,000  Akal Tekstil                                                                          772,627
      95,700,000  Aksigorta SA                                                                        5,852,425
      12,912,000  Alcatel Teletas Telekomunikasyon                                                    3,042,921
      26,713,000  Eczacibasi Ilac *                                                                   1,306,883
      47,323,000  Eregli Demir ve Celik Fabrikalari                                                   7,764,349
       2,519,000  Goodyear Lastikleri                                                                   931,794
      46,100,000  Izmir Demir Celik *                                                                   536,334
      30,307,870  Mardin Cimento                                                                        795,625
      12,774,000  Netas Telekomunik *                                                                 3,391,462
       4,015,000  Petkim                                                                              1,604,946
      22,924,668  Petrol Ofisi                                                                        4,103,216
       5,124,000  Raks Elektronik SA                                                                  1,192,268
         125,300  Sabanci Holding GDR (Registered) *                                                  1,033,725
      43,500,000  Tofas Otomobil Fab                                                                  2,413,639
      35,320,000  Tupras Turkiye Petrol *                                                             2,950,182
         288,000  Usas Ucak Servisi A.S.                                                                773,224
                                                                                               -----------------
                                                                                                     38,465,620
                                                                                               -----------------
                  Ukraine - 0.1%
          25,000  Societe Generale Thalmann Ukrania Fund (e) *                                        2,525,000
                                                                                               -----------------

                  Venezuela - 1.2%
       1,257,051  Banco Provincial                                                                    2,453,399
         564,370  Ceramica Carabobo Class A ADR                                                         620,807
       1,987,332  Ceramica Carabobo Class B ADR                                                       2,345,052
          85,300  Cia Anonima Tel De Ven Sponsored ADR                                                3,518,625
       1,922,332  Electricidad De Caracas                                                             3,252,880
          35,181  Mantex SA Class A Sponsored ADR                                                     1,407,240
       1,203,000  Siderurgica Venezolana ADR                                                          6,231,540
         349,950  Siderurgica Venezolana Sivensa Class A                                                186,593
         112,545  Siderurgica Venezolana Sivensa Registered ADR B                                       573,980
          75,490  Vencemos                                                                              177,713
       1,159,454  Venepal SA Class A GDR 144A                                                         2,029,045
         162,122  Venezolana de Cementos                                                                386,548
           2,333  Venprcar CA GDS                                                                        14,278
                                                                                               -----------------
                                                                                                     23,197,700
                                                                                               -----------------

                  TOTAL STOCK AND EQUIVALENTS (Cost $1,532,457,490)                               1,630,392,516
                                                                                               -----------------

16            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares/
  Par Value ($)   Description                                                                       Value ($)
----------------------------------------------------------------------------------------------------------------
                  EQUITY LINKED SECURITIES - 1.7%
                  Chile - 1.4%
       2,630,074  Chilean Equity Time Deposit due 4/15/98 (e)(f)                                      2,971,195
       2,168,200  Chilean Equity Time Deposit due 4/16/98 (e)(f)                                      2,427,300
       4,043,627  Chilean Equity Time Deposit due 4/17/98 (e)(f)                                      4,318,998
       1,158,098  Chilean Equity Time Deposit due 4/17/98 (e)(f)                                      1,260,010
       5,000,000  Chilean Equity Time Deposit due 5/8/98 (e)(f)                                       5,298,000
      10,000,000  Chilean Equity Time Deposit due 6/19/98 (e)(f)                                      9,570,000
                                                                                               -----------------
                                                                                                     25,845,503
                                                                                               -----------------
                  Russia - 0.3%
               1  Renaissance Sber Note (e)(g) *                                                      5,579,636
                                                                                               -----------------

                  TOTAL EQUITY LINKED SECURITIES (Cost $30,854,166)                                  31,425,139
                                                                                               -----------------

                  CONVERTIBLE SECURITIES - 2.1%
                  India - 0.3%
       3,092,000  Mahindra & Mahindra CV, 5.00% due 7/9/01 144A                                       3,184,760
       1,500,000  Reliance Industries Convertible, 3.50% due 11/03/99                                 1,717,500
                                                                                               -----------------
                                                                                                      4,902,260
                                                                                               -----------------
                  Korea - 0.1%
       2,000,000  Daewoo Corp Convertible, 0.00% due 12/31/07                                         2,308,890
         108,350  Hanbo Steel & General Construction Convertible, 3.375% due 01/31/99                   254,517
                                                                                               -----------------
                                                                                                      2,563,407
                                                                                               -----------------
                  Pakistan - 0.0%
         500,000  Pakistan Telecom Convertible, 6.00% due 2/26/02                                       485,000
                                                                                               -----------------

                  Portugal - 0.5%
         125,700  Banco Commercial Portugues Preferred Class A                                        8,704,725
                                                                                               -----------------

                  Russia - 0.7%
      10,800,000  Lukinter Fin Convertible, 3.50% due 5/6/02 144A                                    15,336,000
                                                                                               -----------------

                  South Africa - 0.1%
       1,100,000  Rangold Finance Convertible, 7.00% due 10/03/01                                     1,001,000
                                                                                               -----------------

                  Thailand - 0.3%
       5,730,000  Bangkok Bank Public Co Convertible, 3.25% due 3/3/04                                3,079,875
         358,000  Bangkok Land Ltd Convertible, 4.50% due 10/13/03                                      125,300
       1,814,000  MDX Public Co Ltd Convertible, 4.75% due 9/17/03                                      163,260
       2,800,000  NTS Steel Group Convertible, 1.00% due 12/16/03                                       339,611
         534,000  NTS Steel Group Convertible, 4.00% due 12/16/08                                        80,100
       2,724,000  Sahaviriya Steel Convertible, 3.50% due 7/26/05                                     1,089,600
         630,000  Somprasong Land Co Convertible, 3.88% due 1/21/04                                      63,000
                                                                                               -----------------
                                                                                                      4,940,746
                                                                                               -----------------
                  Venezuela - 0.1%
       1,460,000  Global Investment Financial Corp, 11.00% due 3/19/01                                1,460,000
                                                                                               -----------------

                  TOTAL CONVERTIBLE SECURITIES (Cost $45,022,094)                                    39,393,138
                                                                                               -----------------

              See accompanying notes to the financial statements.             17

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Shares/
      Par Value        Description                                                               Value ($)
--------------------------------------------------------------------------------------------------------------
                       SHORT-TERM INVESTMENTS - 8.4%
                       Cash Equivalents - 5.0%
          48,624,600   The Boston Global Investment Trust (b)                                      48,624,600
$         45,400,000   Wachovia Bank Time Deposit, 5.43% due 9/2/97                                45,400,000
                                                                                            ------------------
                                                                                                   94,024,600
                                                                                            ------------------
                       U.S. Government - 3.4%
$         63,600,000   U.S. Treasury Bill, 5.56% due 1/8/98 (a)                                    62,437,674
                                                                                            ------------------

                       TOTAL SHORT-TERM INVESTMENTS (Cost $156,406,766)                           156,462,274
                                                                                            ------------------

                       TOTAL INVESTMENTS - 100.0%
                       (Cost $1,764,740,516)                                                    1,857,673,067

                       Other Assets and Liabilities (net) -  (0.0%)                                  (574,486)
                                                                                            ------------------

                       TOTAL NET ASSETS - 100.0%                                          $     1,857,098,581
                                                                                            ==================


                  Notes to the Schedule of Investments:

                  ADR American Depositary Receipt

                  GDR Global Depository Receipt

                  GDS Global Depository Shares

                  (a) This security is held as collateral for open
                      futures contracts.

                  (b) Represents investment of security lending
                      collateral (Note 1).

                  (c) Bankrupt issuer.

                  (d) Valued by management (Note 1).

                  (e) Security is restricted as to public resale.
                      The aggregate market value of restricted securities is $56,130,503 or 3.02% of net assets.

                  (f) A derivative security whose price is linked
                      to the return on a basket of Chilean asset investments.

                  (g) A derivative security whose price is linked
                      to the return on a Russian basket of
                      securities.

                  144A   Securities exempt from registration
                         under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     * Non-income producing security. A dividend has not been declared for the twelve months ended August 31, 1997.

18            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

                     At August 31, 1997, industry sector diversification of the Fund's investments (excluding short-term investments) was as follows:


                     Industry Sector

                     Utilities                                      12.2%
                     Metals and Mining                              11.2
                     Oil and Gas                                    10.0
                     Banking                                         9.8
                     Miscellaneous                                   9.6
                     Construction                                    9.1
                     Telecommunications                              8.1
                     Conglomerates                                   6.4
                     Textiles                                        3.4
                     Electronic Equipment                            3.2
                     Consumer Goods                                  2.7
                     Machinery                                       2.3
                     Chemicals                                       2.1
                     Financial Services                              1.9
                     Automotive                                      1.8
                     Food and Beverage                               1.8
                     Paper and Allied Products                       1.1
                     Transportation                                  1.0
                     Real Estate                                     0.7
                     Health Care                                     0.4
                     Communications                                  0.4
                     Services                                        0.3
                     Retail Trade                                    0.2
                     Computers                                       0.2
                     Insurance                                       0.1
                                                                --------
                                                                   100.0%
                                                                ========


              See accompanying notes to the financial statements.             19

GMO Emerging Markets Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $1,764,740,516) (Note 1)                            $    1,857,673,067
     Foreign currency, at value (cost $20,331,338) (Note 1)                                  20,301,930
     Cash                                                                                     5,349,629
     Receivable for investments sold                                                         43,183,486
     Receivable for Fund shares sold                                                          8,500,000
     Dividends and interest receivable                                                        5,755,811
     Receivable for open forward foreign currency contracts (Notes 1 and 5)                   3,764,387
     Receivable for open swap contracts (Notes 1 and 5)                                       5,267,459
     Receivable for expenses waived or borne by Manager (Note 2)                                339,619
                                                                                       -----------------

         Total assets                                                                     1,950,135,388
                                                                                       -----------------

Liabilities:
     Payable for investments purchased                                                       34,780,514
     Payable for Fund shares repurchased                                                      1,518,861
     Payable for open forward foreign currency contracts (Notes 1 and 5)                      3,343,992
     Written options outstanding, at value (premiums $1,479,681) (Note 5)                     1,138,596
     Accrued capital gain taxes payable                                                         892,743
     Payable upon return of securities loaned                                                48,624,600
     Payable to affiliate for (Note 2):
         Management fee                                                                       1,685,821
         Shareholder service fee                                                                253,458
     Accrued expenses                                                                           798,222
                                                                                       -----------------

         Total liabilities                                                                   93,036,807
                                                                                       -----------------

Net assets                                                                           $    1,857,098,581
                                                                                       =================

Net assets consist of:
     Paid-in capital                                                                 $    1,610,877,014
     Accumulated undistributed net investment income                                          8,738,768
     Accumulated net realized gain                                                          138,645,144
     Net unrealized appreciation                                                             98,837,655
                                                                                       -----------------

                                                                                     $    1,857,098,581
                                                                                       =================
Net assets attributable to:
     Class I Shares                                                                  $        4,937,233
                                                                                       =================
     Class III Shares                                                                $    1,852,161,348
                                                                                       =================

Shares outstanding:
     Class I                                                                                    380,176
                                                                                       =================
     Class III                                                                              142,323,805
                                                                                       =================

Net asset value per share:
     Class I                                                                         $            12.99
                                                                                       =================
     Class III                                                                       $            13.01
                                                                                       =================


20               See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
     ---------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $1,504,941)                        $     22,460,903
     Interest (including security lending income of $594,994)                           3,513,832
                                                                                   ---------------

         Total income                                                                  25,974,735
                                                                                   ---------------
Expenses:
     Management fee (Note 2)                                                            9,162,184
     Custodian fees                                                                     1,712,212
     Stamp duties and transfer taxes                                                      426,144
     Legal fees                                                                            38,180
     Audit fees                                                                            35,972
     Transfer agent fees                                                                   23,828
     Trustees fee (Note 2)                                                                  8,004
     Miscellaneous                                                                        131,300
     Fees waived or borne by Manager (Note 2)                                          (1,849,559)
                                                                                   ---------------
                                                                                        9,688,265
     Shareholder service fee (Note 2)
         Class I                                                                            3,916
         Class III                                                                      1,372,230
                                                                                   ---------------


         Net expenses                                                                  11,064,411
                                                                                   ---------------

            Net investment income                                                      14,910,324
                                                                                   ---------------
Realized and unrealized gain (loss):
       Net realized gain (loss) on:
            Investments                                                               135,211,249
            Closed swap contracts                                                       2,528,864
            Foreign currency, forward contracts and foreign
                currency related transactions                                           4,715,310
                                                                                   ---------------
                Net realized gain                                                     142,455,423
                                                                                   ---------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                               (45,356,227)
            Open swap contracts                                                         2,881,519
            Written options                                                               341,085
            Foreign currency, forward contracts and foreign
                currency related transactions                                          (5,495,406)
                                                                                   ---------------
                Net unrealized loss                                                   (47,629,029)
                                                                                   ---------------

         Net realized and unrealized gain                                              94,826,394
                                                                                   ---------------
Net increase in net assets resulting from operations                             $    109,736,718
                                                                                   ===============


                See accompanying notes to the financial statements.           21

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months Ended
                                                                                      August 31, 1997                 Year Ended
                                                                                        (Unaudited)               February 28, 1997
                                                                                   -----------------------   -----------------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                           $            14,910,324    $           17,549,883
  Net realized gain                                                                           142,455,423                47,250,695
  Change in net unrealized appreciation (depreciation)                                        (47,629,029)              173,776,577
                                                                                   ----------------------    ----------------------

  Net increase in net assets
    resulting from operations                                                                 109,736,718               238,577,155
                                                                                   ----------------------    ----------------------

Distributions to shareholders from:
  Net investment income
    Class I                                                                                        (27,559)                   --
    Class II                                                                                          --                   (178,659)
    Class III                                                                                  (17,697,960)             (15,814,130)
                                                                                   -----------------------   ----------------------
    Total distributions from net investment income                                             (17,725,519)             (15,992,789)
                                                                                   -----------------------   ----------------------

  Net realized gains
    Class I                                                                                        (32,080)                   --
    Class III                                                                                  (20,601,532)                   --
                                                                                   -----------------------    ---------------------
    Total distributions from net realized gains                                                (20,633,612)                   --
                                                                                   -----------------------    ---------------------
                                                                                               (38,359,131)             (15,992,789)
                                                                                   -----------------------    ---------------------
Net share transactions:  (Note 4)
    Class I                                                                                      3,249,799                1,542,386
    Class II                                                                                          --                 (2,994,394)
    Class III                                                                                   55,072,204              599,087,113
                                                                                   -----------------------    ---------------------
  Increase in net assets resulting from net share transactions                                  58,322,003              597,635,105
                                                                                   -----------------------    ---------------------


  Total increase in net assets                                                                 129,699,590              820,219,471

Net assets:
  Beginning of period                                                                        1,727,398,991              907,179,520
                                                                                   -----------------------    ---------------------

  End of period (including accumulated undistributed
    net investment income of $8,738,768 and
    $11,553,963, respectively)                                                    $          1,857,098,581   $        1,727,398,991
                                                                                   =======================    =====================

              See accompanying notes to the financial statements

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                      Six Months Ended
                                                                       August 31, 1997               Period Ended
                                                                         (Unaudited)              February 28, 1997 *
                                                                    --------------------         --------------------
Net asset value, beginning of period                               $              12.48         $              10.86
                                                                    --------------------         --------------------

Income (loss) from investment operations:
  Net investment income                                                            0.10                         0.01
  Net realized and unrealized gain (loss)                                          0.69                         1.61
                                                                    --------------------         --------------------

    Total from investment operations                                               0.79                         1.62
                                                                    --------------------         --------------------

Less distributions to shareholders from:
  Net investment income                                                           (0.13)                   --
  Net realized gains                                                              (0.15)                   --
                                                                    --------------------         --------------------
    Total distributions                                                           (0.28)                   --
                                                                    --------------------         --------------------

Net asset value, end of period                                     $              12.99         $              12.48
                                                                    ====================         ====================

Total Return (a)                                                                   6.15%                       14.92%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                             $              4,937         $              1,748
     Net expenses to average
            daily net assets                                                       1.36% **(c)                  1.45% **(c)
     Net investment income to average
            daily net assets                                                       1.41% **                     0.77% **
     Portfolio turnover rate                                                         36%                          41%
     Average broker commission rate per equity share (d)           $             0.0021         $             0.0004
     Fees and expenses voluntarily waived or borne by
            the Manager consisted of the following per
            share amount:                                          $               0.01                           (b)


*    Period from January 2, 1997 (commencement of operations) to February 28,
     1997.
**   Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses voluntarily waived or borne by the manager were less than $0.01 per share.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .20% of average daily net assets for the period ended February 28, 1997, and .05% of average daily net assets for the six months ended August 31, 1997.
(d) The average broker commission rate will vary depending on the markets in which trades are executed.

              See accompanying notes to the financial statements.             23

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                      Period from November 29, 1996
                                                       (commencement of operations)
                                                         to February 4, 1997 (e)
                                                              --------------
Net asset value, beginning of period                         $        10.77
                                                              --------------

Income (loss) from investment operations:
  Net investment income                                                0.05
  Net realized and unrealized gain (loss)
   on investments                                                      1.07
                                                              --------------

    Total from investment operations                                   1.12
                                                              --------------

Less distributions to shareholders:
  From net investment income                                          (0.07)
                                                              --------------

Net asset value, end of period                               $        11.82
                                                              ==============

Total Return (a)                                                     10.42%


Ratios/Supplemental Data:

    Net assets, end of period (000's)                        $          -
    Net expenses to average
         daily net assets                                             1.33%*(b)
    Net investment income to average
         daily net assets                                             6.14%*
    Portfolio turnover rate                                             41%
    Average broker commission rate (d)                       $       0.0004
    Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                                 (c)

*        Annualized
(a)      Calculation excludes purchase premiums and redemption fees.
         The total returns would have been lower had certain expenses not been waived during the period shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .07% of average daily net assets.
(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(d) The average broker commission rate will vary depending on the markets in which trades are executed.
(e) All Class II shares of the Fund were exchanged for Class III shares on February 4, 1997.


24            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       Six Months Ended                  Year Ended February 28/29
                                                        August 31, 1997   -------------------------------------------------------
                                                          (Unaudited)         1997             1996         1995         1994 *
                                                       ----------------   ------------     -----------  -----------  ------------
Net asset value, beginning of period                    $     12.49       $     10.54      $     9.52   $    12.13   $     10.00
                                                        ------------      ------------     -----------  -----------  ------------

Income (loss) from investment operations:
  Net investment income                                        0.11              0.13            0.10         0.05          0.02
  Net realized and unrealized gain (loss)                      0.69              1.96            1.06        (2.37)         2.11
                                                        ------------      ------------     -----------  -----------  ------------

    Total from investment operations                           0.80              2.09            1.16        (2.32)         2.13
                                                        ------------      ------------     -----------  -----------  ------------

Less distributions to shareholders from:
  Net investment income                                       (0.13)            (0.14)          (0.01)       (0.07)        (0.00)(c)
  Net realized gains                                          (0.15)              --            (0.13)       (0.22)          --
                                                        ------------      ------------     -----------  -----------  ------------
     Total distributions                                      (0.28)            (0.14)          (0.14)       (0.29)        (0.00)
                                                        ------------      ------------     -----------  -----------  ------------

Net asset value, end of period                          $     13.01       $     12.49      $    10.54   $     9.52    $    12.13
                                                        ============      ============     ===========  ===========   ===========

Total Return (a)                                              6.31%            19.98%          12.24%      (19.51%)       21.35%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                   $ 1,852,161       $ 1,725,651      $  907,180   $  384,259    $  114,409
    Net expenses to average
            daily net assets                                  1.21%**(e)        1.24%(e)        1.35%        1.58%         1.64%*
    Net investment income to average
            daily net assets                                  1.63%**           1.40%           1.31%        0.85%         0.87%**
    Portfolio turnover rate                                     36%               41%             35%          50%            2%
    Average broker commission rate per equity share (b) $    0.0021            0.0004             N/A          N/A           N/A
    Fees and expenses voluntarily waived or borne by
       the Manager consisted of the following per
       share amounts:                                   $      0.01              0.02              (d)          --            (d)

*      Period from December 9, 1993 (commencement of operations) to February 28,
       1994.
**     Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(c)    The per share income distribution was $ 0.004.
(d) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.
(e) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .06% of average daily net assets for the year ended February 28, 1997 and .05% for the six months ended August 31, 1997.

              See accompanying notes to the financial statements.             25

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1. Significant accounting policies

   GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks long-term capital appreciation consistent with a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

   On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class I and Class III are the only active classes of shares of the Fund.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Foreign currency translation
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   Forward currency contracts
   The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or offset by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 5, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

   Swap agreements
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 5 for a summary of all open swap agreements as of August 31, 1997.

   Options
   The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold
   (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 5 for a summary of open written option contracts as of August 31, 1997.

   The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

   Security lending
   The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $43,386,900 collateralized by cash in the amount of $48,624,600, which was invested in a short-term instrument.

   Taxes
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Distributions to shareholders
   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

   Security transactions and related investment income
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   Allocation of operating activity
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. Effective June 1, 1996, the Manager will reduce such premium or fee only when any portion of a purchase is offset by a corresponding redemption occurring on the same day. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $1,987,611 in purchase premiums and $287,896 in redemption fees. There is no premium for reinvested distributions.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Investment risk
   Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. Further, countries may impose various types of foreign currency regulations or controls which may impede the fund's ability to repatriate amounts it receives. The fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of 1.00% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .81% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding 1.20%.

   The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $8,004. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $609,432,897 and $709,556,192, respectively.

   At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follow:

                          Gross Unrealized    Gross Unrealized    Net Unrealized
    Aggregate Cost          Appreciation        Depreciation       Appreciation
---------------------  --------------------  ------------------  ---------------
    $1,764,740,516            $329,931,776        $236,999,225       $92,932,551

4. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                               Period from January 2, 1997
                       Six Months Ended       (commencement of operations)
                        August 31, 1997          to February 28, 1997
                   ----------------------   -------------------------------
   Class I:          Shares       Amount        Shares           Amount
                   ----------   ----------   ------------    --------------
   Shares sold        235,688   $ 3,190,477      140,068     $    1,542,386

   Shares issued to
   shareholders in
   reinvestment
   of distributions     4,420       59,322           -                 -

   Shares
   repurchased           -             -             -                 -
                    ---------    ----------   ----------      -------------
  Net increase        240,108   $ 3,249,799      140,068     $    1,542,386
                    =========    ==========   ==========      =============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Share Transactions - continued


                                                             Period from November 29, 1996
                                                             (commencement of operations)
                                                                 to February 28, 1997

   Class II:                                                 Shares                Amount
                                                          ------------         -------------
  Shares sold                                                5,586,262        $   63,054,064

  Shares issued to shareholders in reinvestment of
  distributions                                                 16,729               178,659

  Shares repurchased                                        (5,602,991)          (66,227,117)
                                                         -------------         -------------
  Net decrease                                                  -             $   (2,994,394)
                                                         =============         =============

                               Six Months Ended                    Year Ended
                               August 31, 1997                 February 28, 1997
                       ------------------------------   --------------------------------
   Class III:              Shares           Amount          Shares            Amount
                       --------------   -------------   -------------     -------------
  Shares sold            12,026,360   $   155,432,291     54,549,584     $ 626,535,006

  Shares issued to
  shareholders in
  reinvestment
  of distributions        2,242,086        30,156,055        759,519         8,422,271

  Shares
  repurchased           (10,059,786)     (130,516,142)    (3,248,382)      (35,870,164)
                       ------------     -------------   ------------      ------------
  Net increase            4,208,660    $   55,072,204     52,060,721     $ 599,087,113
                       ============     =============   ============      ============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

5. Financial instruments

   A summary of outstanding financial instruments at August 31, 1997 is as follows:

   Forward currency contracts


                                                                           Net Unrealized
       Settlement                           Units of                        Appreciation
          Date         Deliver/Receive      Currency        Value          (Depreciation)
     --------------  -------------------  ------------  -------------    ------------------
   Buy
   01/07/98          DEM                    82,105,000   $ 45,981,228   $    (3,343,992)
                                                                         ===============
   Sale
   01/07/98          DEM                    82,105,000   $ 45,996,219   $     3,764,387
                                                                         ===============

   Swap agreements


                                                                                     Unrealized
    Notional       Expiration                                                       Appreciation
     Amount           Date                         Description                     (Depreciation)
  ------------   -------------   -----------------------------------------------   ---------------
  $  7,000,000      10/29/97      Agreement with Barclays Bank PLC dated          $        519,468
                                  4/28/97 to receive (pay) the notional amount
                                  multiplied by the return on the Chile IPSA
                                  Index and to pay the notional amount
                                  multiplied by 6 month LIBOR adjusted by a
                                  specified spread.

     2,000,000      10/30/97      Agreement with Barclays Bank PLC dated 5/1/97            121,111
                                  to receive (pay) the notional amount
                                  multiplied by the return on the Colombia IFC
                                  Index and to pay the notional amount
                                  multiplied by 6 month LIBOR adjusted by a
                                  specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Swap agreements - continued

                                                                                      Unrealized
    Notional       Expiration                                                        Appreciation
     Amount           Date                         Description                      (Depreciation)
  ------------   -------------   -----------------------------------------------   ---------------
  $ 10,000,002      01/09/98      Agreement with Union Bank of Switzerland         $      (315,343)
                                  dated January 14, 1997 to receive (pay) the
                                  notional amount multiplied by the change in
                                  market value (including dividends) of
                                  Telecomunicacoes Brasileiras ("Telebras")
                                  Ordinary Shares and to pay (receive) the
                                  notional amount multiplied by the change in
                                  market value (including dividends) of
                                  Telecomunicacoes Brasileiras ("Telebras") ADR
                                  adjusted by a specified amount.

     1,600,053      01/16/98      Agreement with Robert Fleming & Co. Limited              (57,207)
                                  dated January 24, 1997 to receive (pay) the
                                  notional amount multiplied by the change in
                                  market value of State Bank of India common
                                  stock and to pay the notional amount
                                  multiplied by a fixed rate.

    10,000,000      03/09/98      Agreement with Barclays Bank PLC dated                 1,509,812
                                  3/13/97 to receive (pay) the notional amount
                                  multiplied by the return on the Taiwan
                                  Weighted Index and to pay the notional amount
                                  multiplied by 6 month LIBOR adjusted by a
                                  specified spread.

    10,000,000      03/11/98      Agreement with Goldman Sachs dated 3/11/97 to          1,463,079
                                  receive (pay) the notional amount multiplied
                                  by the return on the Taiwan Weighted Index
                                  and to pay the notional amount multiplied by
                                  12 month LIBOR adjusted by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Swap agreements - continued

                                                                                      Unrealized
    Notional       Expiration                                                        Appreciation
     Amount           Date                         Description                      (Depreciation)
  ------------   -------------   -----------------------------------------------   ---------------
  $  5,000,000      04/01/98      Agreement with Barclays Bank PLC dated 4/2/97   $        785,478
                                  to receive (pay) the notional amount
                                  multiplied by the return on the Taiwan
                                  Weighted Index and to pay the notional amount
                                  multiplied by 6 month LIBOR adjusted by a
                                  specified spread.

    10,000,001      04/06/98      Agreement with Goldman Sachs dated 4/2/97 to           1,576,809
                                  receive (pay) the notional amount multiplied
                                  by the return on the Taiwan Weighted Index
                                  and to pay the notional amount multiplied by
                                  12 month LIBOR adjusted by a specified spread.

     5,184,028      04/28/98      Agreement with Robert Fleming & Co. Limited               87,798
                                  dated 4/28/97 to receive (pay) the notional
                                  amount multiplied by the return on a basket
                                  of selected Indian securities (including
                                  dividends) and to pay the notional amount
                                  multiplied by a fixed rate.

     4,004,212      06/27/98      Agreement with W.I. Carr dated 6/27/97 to               (500,189)
                                  receive the notional amount multiplied by the
                                  change in market value of Pohang Iron and
                                  Steel common stock and to pay the notional
                                  amount multiplied by 6 month LIBOR adjusted
                                  by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

   Swap agreements - continued

                                                                                      Unrealized
    Notional       Expiration                                                        Appreciation
     Amount           Date                         Description                      (Depreciation)
  ------------   -------------   -----------------------------------------------   ---------------

  $  4,004,599      06/27/98      Agreement with W.I. Carr dated 6/27/97 to        $        76,643
                                  receive the notional amount multiplied by the
                                  change in market value of SK Telecom common
                                  stock and to pay the notional amount
                                  multiplied by 6 month LIBOR adjusted by a
                                  specified spread.
                                                                                    --------------
                                                     Net unrealized appreciation   $     5,267,459
                                                                                    ==============

Written call option transactions

                                           Number
                                        of Contracts          Premiums
                                     -----------------    ---------------
    Outstanding, beginning of
     period                                         -    $             -

    Options written                           348,065          1,479,681

    Options exercised                               -                  -

    Options expired                                 -                  -
                                     -----------------    ---------------
    Outstanding, end of period                348,065          1,479,681
                                     =================    ===============

Summary of written call options outstanding


                                    Number of          Exercise       Expiration
                                    Contracts           Price            Date           Value
                                -----------------   -------------   --------------   -----------
  Unified Energy Systems ADR         243,161           $ 50.00         02/27/98     $    646,617

  Lukoil ADR                         104,904           $120.00         02/27/98          491,979
                                                                                     -----------
                                                                                    $  1,138,596
                                                                                     ===========

GMO International Small Companies Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)

            Shares       Description                                                     Value ($)
---------------------------------------------------------------------------------------------------

                     STOCK AND EQUIVALENTS - 91.2%
                     Austria - 1.8%
               777   Allgemeine Baugesellschaft AG                                          60,720
               888   Allgemeine Baugesellschaft AG Preferred 7.00%                          27,758
             8,000   Austrian Airlines *                                                   188,816
            11,700   Bank Austria AG (Participating Certificate)                           331,556
               700   Bau Holding AG Preferred 2.42% (Non Voting)                            34,037
             1,150   Brau Union AG                                                          64,560
               200   BWT AG                                                                 33,895
             2,800   Creditanstalt-Bankverein                                              171,955
             1,200   Creditanstalt-Bankverein Preferred 1.65%                               58,719
               100   EA-Generali AG                                                         23,562
             1,100   EA-Generali AG Preferred 6.00%                                        114,615
               600   EVN Energie-Versorgung Niederoesterreich AG                            71,753
             2,300   Flughafen Wien AG                                                      88,961
             5,500   Jenbacher Werke AG                                                    138,928
               200   Lenzing AG *                                                           12,535
               300   Leykam-Muerztaler Papier und Zellstoff AG *                             7,057
               800   Miba Holding AG Class B Preferred 1.34%                                42,184
             7,000   OEMV AG                                                               924,975
             1,100   Oesterreichische Brau Beteiligungs AG                                  58,176
             3,000   Oesterreichische Elektrizitaetswirtschafts AG                         204,082
             7,200   Oesterreichische Laenderbank AG                                       358,055
               700   Oesterreichische Laenderbank AG Preferred (Non Voting)                 26,799
               110   Perlmooser Zementwerke AG                                               6,512
            18,658   Radex-Heraklith AG                                                    720,196
               300   RAS Versicherungs AG                                                   35,877
             2,400   Steyr-Daimler-Puch AG                                                  71,232
             1,942   Strabag Oesterreich AG                                                113,438
             3,662   Universale Bau AG                                                     118,517
             1,700   VA Technologie AG (Bearer)                                            311,929
               200   Wiener Allianz Versicherungs AG                                        21,313
                                                                                   ----------------
                                                                                         4,442,712
                                                                                   ----------------
                     Canada - 7.3%
             6,000   Abitibi Consolidated Inc                                              105,009
             1,000   Agnico Eagle Mines Ltd                                                  8,751
            57,200   Air Canada Inc                                                        449,048
            36,000   Anderson Exploration Ltd                                              448,558
             5,000   Avenor Inc                                                             93,630
            26,800   BCE Mobile Communications                                             972,826
             1,300   Biochem Pharma Inc                                                     33,707
               700   Bombardier Inc Class A                                                 13,814
            10,600   CAE Industries Inc                                                     81,306
             1,400   Cambior Inc                                                            14,974
            18,900   Cameco Corp                                                           655,432
             6,600   Canadian Airlines Corp                                                 13,310
            14,700   Canadian Hotel Inc                                                    726,821
             3,100   Canadian Marconi Co                                                    45,212
            39,800   Canadian Tire Corp Ltd Class A                                        746,725



      See accompanying notes to the financial statements.                      1

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


          Shares        Description                                                 Value ($)
----------------------------------------------------------------------------------------------
                   Canada - continued
           1,200   Canfor Corp                                                         12,964
           3,400   CCL Industries Class B                                              41,629
          31,900   Cominco Ltd                                                        827,109
          92,400   Corel Corp                                                         539,047
          15,700   Co-Steel Inc                                                       266,293
           2,000   Cott Corp                                                           19,086
          10,800   Dofasco Inc                                                        220,130
          18,100   Dominion Textile Inc                                                97,771
          43,400   Domtar Inc                                                         359,466
           6,700   Donohue Inc Class A                                                152,487
         126,000   Echo Bay Mines Ltd *                                               635,241
           4,200   Edperbrascan Corp Class A Ltd (Voting Shares)                       71,389
           8,600   Elan Energy Inc                                                     55,746
             400   Extendicare (Voting Shares)                                          6,338
           5,700   Fletcher Challenge Canada Class A                                   97,501
          45,400   Gulf Canada Resources Ltd *                                        371,126
           6,400   Hudsons Bay Co                                                     161,331
             100   Inco Ltd Class VBN Shares                                            1,851
          13,000   Inmet Mining Ltd                                                    73,031
          13,900   International Comfort Products Corp                                110,123
           5,500   International Forest Products A                                     37,236
           6,000   IPL Energy Inc                                                     214,340
          21,100   Ipsco Inc                                                          881,415
           1,265   Laidlaw Inc                                                         18,495
          18,300   Macmillan Bloedel Ltd                                              229,335
           8,900   MDS Inc Class B                                                    185,891
          33,400   Methanex Corp                                                      280,248
          10,100   Mitel Corp                                                          70,197
          15,300   Molson Co Ltd, Class A                                             280,997
           2,900   Molson Co Ltd, Class B                                              52,739
          14,500   Moore Corporation Ltd                                              291,368
             800   Noma Industries Ltd Class A                                          2,881
          92,500   Noranda Forest Inc                                                 626,238
           8,500   Noranda Inc                                                        166,211
           1,700   Norcen Energy Resource                                              40,956
          39,800   Nova Scotia Power Inc                                              412,777
         141,600   Numac Energy Inc                                                   673,096
          15,800   Oshawa Group Ltd Class A                                           243,523
           1,100   Pegasus Gold Inc *                                                   4,674
          10,600   Power Corp of Canada Ltd                                           291,253
           9,600   Provigo Inc                                                         52,548
           7,100   Quebecor Inc Class B                                               132,443
           7,600   Ranger Oil Ltd                                                      73,074
           5,900   Repap Enterprises Inc *                                              1,020
          21,200   Rio Algom Ltd                                                      492,420
          10,000   Rogers Cantel MBL Class B (Registered)                             199,863
          12,800   Rogers Communications Inc Class B                                   88,963
         167,100   Royal Oak Mines                                                    304,486

2             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


            Shares       Description                                  Value ($)
-------------------------------------------------------------------------------
                     Canada - continued
            10,200   Sears Canada Inc                                   147,661
            10,700   Semi-Tech Class A *                                 26,818
             4,880   Slocan Forest Products Ltd                          41,649
             1,400   Southam Inc                                         25,712
               700   Spar Aerospace Ltd                                   5,521
            29,700   Stelco Inc Class A                                 252,411
            12,400   Suncor Energy Inc                                  388,937
             2,100   Teck Corp Class B                                   39,324
               100   Tele Metropole Inc Class B                           1,675
            27,400   Telus Corp                                         544,665
             6,700   Torstar Corp Class B                               214,495
             6,600   Total Petroleum North America                       65,361
            48,200   Transalta Corp                                     600,569
            25,600   TVX Gold Inc *                                     134,596
             8,300   United Dominion Industries Ltd                     225,665
            11,400   Westcoast Energy Inc                               217,991
             1,000   Weston (George) Ltd                                 67,593
                                                                  -------------
                                                                     17,878,112
                                                                  -------------
                     Denmark - 0.0%
               800   Hafnia Holdings Class A (c)*                             1
                                                                  -------------

                     Finland - 0.4%
            29,200   Kesko OY                                           377,129
            37,400   Partek OY                                          683,149
                                                                  -------------
                                                                      1,060,278
                                                                  -------------
                     France - 0.4%
               120   Accor SA                                            18,003
               300   Bertrand Faure SA                                   14,640
               360   BIC SA                                              26,056
                25   Bongrain                                             8,862
               360   Bouygues                                            28,845
               400   Cap Gemini SA                                       24,400
               750   Casino Guichard-Perrachon                           37,342
               190   Castorama Dubois Investment                         22,335
                80   CGIP                                                22,422
                70   Clarins                                              8,413
               220   Club Mediterranee SA *                              17,646
                70   Comptoirs Modernes                                  31,495
               140   Eridania Beghin-Say SA                              18,234
               130   Essilor International                               32,192
             7,600   Euro Disney SCA (Bearer) *                          10,776
            10,400   Eurotunnel SA Units (Bearer) *                      12,088
                15   Fromageries Bel La Vache                            10,154
                31   Gaz Et Eaux                                         13,263
                30   Guyenne Et Gascogne                                 10,016
               250   Havas                                               15,287
               210   Hermes International                                17,553
               170   Imetal                                              23,767


              See accompanying notes to the financial statements.             3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


            Shares        Description                                             Value ($)
-------------------------------------------------------------------------------------------
                     France - continued
             1,675   Lagardere Groupe                                                44,875
               150   Pathe SA                                                        28,044
               830   Pechiney SA Class A                                             35,907
               700   Pernod-Ricard                                                   32,718
               230   Primagaz                                                        19,528
                30   Sagem Applic Gen D Electric                                     14,675
               190   Salomon SA                                                      13,313
               130   Seb SA                                                          20,361
             1,030   Seita                                                           31,755
               220   Sidel (Bearer)                                                  15,959
                70   Sodexho Alliance                                                31,679
               120   Sylea (Bearer)                                                  10,683
               180   Technip SA (Compagnie Francaise)                                21,782
               700   Thomson CSF                                                     18,823
               280   TV Francaise                                                    22,851
             3,500   Usinor Sacilor                                                  60,762
               760   Worms et Compagnie SA                                           41,436
                                                                                -----------
                                                                                    888,940
                                                                                -----------
                     Germany - 2.8%
             2,100   AGIV AG *                                                       48,996
               200   Ava Allgemeine Handelsgesellschaft der Verbraucher AG *         54,218
               550   Bayerische Motorenwerke AG                                     391,079
             2,500   Berliner Kraft & Licht Class A                                  52,426
             2,400   Bilfinger & Berger                                              99,858
               150   Brau und Brunnen *                                              11,916
             7,600   Continental AG                                                 184,918
             3,000   Degussa AG                                                     146,655
               550   Deutsche Babcock & Wilcox *                                     34,983
               150   Didier-Werke AG                                                 11,082
               900   Douglas Holdings AG                                             31,447
               100   Draegerwerk AG Preferred                                         2,111
                50   Dyckerhoff AG                                                   17,499
                50   Dyckerhoff AG (Non Voting)                                      17,221
             2,000   FAG Kugelfischer                                                36,441
               150   Friedrich Grohe AG Preferred (Non Voting)                       41,663
             1,800   Friedrich Krupp AG                                             385,968
               150   GEA AG Preferred 3.13%                                          49,538
             3,355   Heidelberg Port-Zement                                         250,672
             1,100   Henkel KGAA Preferred                                           55,668
               850   Henkel KGAA (Bearer)                                            39,286
               100   Herlitz AG                                                       8,099
               150   Herlitz AG Preferred                                            11,374
             2,450   Hochtief AG                                                    115,685
               100   Holsten-Brauerei                                                22,220
               200   Holzmann (Philipp) *                                            60,551
               250   Ind-Werke Karl-Aug                                              61,106
               450   Karstadt AG                                                    155,737
               250   Kaufhalle AG *                                                  24,304


4                            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)

     Shares      Description                                     Value ($)
--------------------------------------------------------------------------------
                 Germany - continued
         2,900   Klockner Humboldt Deutz *                               23,923
           300   Klockner-Werke AG *                                     19,498
         1,450   Kolbenschmidt *                                         22,151
            50   Krones Preferred                                        19,471
           250   Leirheit AG                                              8,846
           550   Linde AG                                               371,219
           150   Linotype Hell AG *                                       7,499
        14,250   Lufthansa AG                                           286,560
           800   MAN AG                                                 219,982
           300   MAN AG Preferred                                        67,744
         3,360   Metro AG                                               153,987
           600   Metro AG Preferred                                      21,298
           300   Papierwerke Waldhof                                     55,329
         1,350   Phoenix AG                                              23,623
           750   Preussag AG                                            211,024
           150   Reutgerswerke AG *                                      23,748
         6,100   Schering AG                                            595,378
           300   Schmalbach-Lubeca                                       62,328
           200   Strabag Bau AG *                                        15,688
           100   TH Goldschmidt AG                                       32,608
         1,850   Thyssen AG                                             426,492
           100   Varta AG *                                              16,110
         1,500   Viag AG                                                624,531
           250   Villeroy and Boch AG *                                  40,136
         1,000   Volkswagen AG                                          719,385
           550   Volkswagen AG Preferred .79%                           296,364
                                                                ----------------
                                                                      6,787,643
                                                                ----------------
                 Hong Kong - 7.3%
     2,856,000   Allied Properties Ltd                                  685,529
       571,200   Allied Properties Warrants 7/3/00                       62,656
       102,000   Amoy Properties Ltd                                    102,671
       129,000   Asia Financial Holdings                                 72,000
       245,000   Asia Standard International Group Ltd                  118,564
       102,000   ASM Pacific Technology                                  73,713
       250,000   Associated International Hotels                        174,216
       256,000   Chinese Estates Holdings Ltd                           227,952
       143,000   Cross Harbour Tunnel Co Ltd                            293,419
       258,666   Dickson Concept International Ltd                      981,389
        11,214   Evergo China Holdings                                    1,910
       118,580   Furama Hotel Enterprises Ltd                           494,275
       218,000   Grand Hotel Holdings Ltd Class A                        84,398
       270,000   Great Eagle Holdings Ltd                               789,199
       624,000   Hang Lung Development Co Ltd                         1,127,371
       265,000   Henderson Investment Ltd                               280,423
       126,300   Hongkong Aircraft Engineering Co Ltd                   415,621
       245,000   Hysan Development Co Ltd                               711,382
        13,000   IMC Holdings                                             6,207
        84,000   Jardine International Motor Holdings Ltd                95,393

              See accompanying notes to the financial statements.             5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


                Shares         Description                                                     Value ($)
------------------------------------------------------------------------------------------------------------
                            Hong Kong - continued
                  113,937   Jardine Strategic Warrants 5/02/98                                        50,132
                   26,400   Johnson Electric Holdings Ltd                                             59,280
                  106,800   Kowloon Motor Bus Co Ltd                                                 289,431
                  353,000   Kumagai Gumi Hong Kong Ltd                                               662,815
                  283,000   Kwong Sang Hong International Ltd                                        136,953
                  944,400   Lai Sun Development                                                      938,404
                  278,000   Lai Sun Garment International Ltd                                        335,437
                  189,544   Lai Sun Hotel International Warrants 4/30/99                              13,698
                  292,000   Liu Chong Hing Investment Ltd                                            408,853
                   80,620   Mandarin Oriental                                                         90,294
                1,134,000   Mingly Corp                                                              362,195
                  146,000   New Asia Realty & Trust A Shares                                         535,088
                  340,000   Oriental Press Group                                                     117,370
                   12,800   Oriental Press Group Warrants 10/2/98                                        496
                  667,000   Pacific Concord Holdings Ltd                                             406,707
                   35,100   Realty Development Corp Ltd Class A                                      134,983
                4,087,810   Regal Hotels International Ltd                                         1,120,996
                1,062,000   Ryoden Development                                                       599,594
                    9,200   Semi Tech Global Warrants 7/31/98                                          2,232
                   92,000   Semi Tech (Global) Co Ltd                                                138,315
                  132,000   Shell Electric Co Ltd                                                     74,100
                  112,000   Shun Tak Holdings Ltd                                                     63,234
                1,770,000   South China Morning Post Ltd                                           1,416,183
                   21,595   Stelux Holdings International                                              5,267
                    4,319   Stelux Holdings International Warrants 2/28/98                               206
                  460,000   Swire Pacific Ltd Class B                                                667,828
                  343,101   Tsim Sha Tsui Properties Ltd                                             717,284
                  162,000   Wing On Co                                                               186,063
                   20,000   Wing On International Holdings Ltd                                        36,134
                  163,500   Winsor Properties Holdings Ltd                                           261,634
                1,464,000   World Trade Centre Group Ltd                                             689,586
                  637,000   Yizheng Chemical Fibre Co                                                464,454
                                                                                             ---------------
                                                                                                  17,783,534
                                                                                             ---------------
                            Italy - 6.3%
                  192,300   Alitalia Linee Aeree Italiane Class A *                                  116,317
                  118,000   Alitalia Linee Aeree Italiane Class B Preferred *                         55,961
                   31,400   Ansaldo Transporti SPA *                                                  33,438
                  355,000   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%         844,804
                   36,500   Banca Nazionale dell'Agricoltura SPA Preferred                            12,749
                1,064,200   Banca Nazionale dell'Agricoltura SPA (Non Convertible)                   366,881
                    3,120   Benetton Group SPA                                                        45,275
                    8,000   Bulgari SPA                                                               47,481
                   75,000   Caffaro SPA                                                               63,043
                   33,500   Cartiere Burgo SPA                                                       190,645
                  200,000   Cementir Cementerie del Tirreno SPA                                      137,445
                  172,900   Cia Italiana del Grandi Alberghi Cigahotels SPA *                         80,818
                   42,100   COFIDE SPA (Non Convertible) *                                             9,564
                  129,600   COFIDE SPA *                                                              43,207

6             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


         Shares       Description                                                            Value ($)
-----------------------------------------------------------------------------------------------------------
                   Italy - continued
           9,000   Cogefar Impresit Costruzioni Generali SPA *                                        5,960
         167,500   Comau Finanziaria SPA                                                            522,277
           5,000   Compart SA *                                                                       2,025
          37,500   Compart SPA *                                                                     17,848
           8,800   Danieli and Co SPA                                                                64,474
          38,000   Danieli and Co SPA (Non Convertible)                                             134,889
           5,100   Edison SPA                                                                        23,868
             250   Ericsson SPA                                                                       4,309
          22,000   Falck Acciaierie and Ferriere Lombarde                                            86,215
         240,900   Fiat SPA Preferred                                                               374,203
         337,700   Fiat SPA (Non Convertible)                                                       564,846
             700   Fila Holding SPA ADR                                                              21,394
         439,500   Finmeccanica SPA (Non Convertible) *                                             230,645
           2,500   Finmeccanica SPA *                                                                 1,761
         102,000   Fornara SPA (c)*                                                                   4,171
          51,780   Gemina SPA                                                                        18,233
          23,000   Gemina SPA Di Risp Convertible                                                    13,246
          75,833   Gilardini SPA                                                                    125,333
         213,400   Grassetto SPA (c)*                                                                     1
         207,000   Holding Di Partecipazione                                                         78,299
         466,020   HPI SPA                                                                          211,478
          29,300   IFI Istituto Finanziario Preferred 2.46%                                         333,653
          96,300   IFIL Finanziaria di Partecipazioni SPA                                           299,723
         108,400   IFIL Finanziaria di Partecipazioni SPA (Non Convertible)                         183,467
         100,400   Industriali Riunite SPA (Non Convertible) *                                       37,350
         170,200   Industriali Riunite SPA *                                                        120,156
             800   Industrie Natuzzi SPA ADR                                                         22,000
          33,500   Italcementi Fabbriche Riunite Cemento SPA                                        220,327
          53,000   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                      128,383
         117,400   Italgas SPA                                                                      361,394
             400   Italmobiliare SPA                                                                  6,350
           4,400   Luxottica Group Sponsored ADR                                                    256,850
           4,000   Marzotto and Figli SPA                                                            38,905
          35,300   Mondadori Editore                                                                208,507
         190,000   Montedison SPA                                                                   115,465
         165,000   Montedison SPA (Non Convertible)                                                  81,530
         139,433   Montefibre SPA                                                                    81,567
          60,000   Montefibre SPA (Non Convertible)                                                  29,647
          24,320   Olivetti and Co SPA Preferred *                                                   20,747
         166,000   Olivetti and Co SPA (Non Convertible) *                                           57,040
         460,000   Olivetti SPA *                                                                   186,800
         319,560   Parmalat Finanziaria SPA                                                         496,390
           9,000   Permafin Finanziaria *                                                             2,515
          74,750   Pirelli and Co                                                                   109,108
          77,000   Pirelli and Co (Non Convertible)                                                  87,334
         110,000   Pirelli SPA                                                                      277,701
          31,000   Pirelli SPA (Non Convertible)                                                     43,312
          16,000   Recordati Industria Chimica e Farmaceutica SPA                                   119,861

              See accompanying notes to the financial statements.              7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


      Shares      Description                                                            Value ($)
------------------------------------------------------------------------------------------------------
               Italy - continued
       75,500  Recordati Industria Chimica e Farmaceutica SPA (Non Convertible)                291,588
       30,000  Rinascente per l'Esercizio di Grandi Magazzini SPA                              183,336
      220,000  Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%              477,934
      140,000  Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)            397,568
       19,500  Rinascente Warrants 12/31/99                                                     14,331
      167,000  SAFFA SPA *                                                                     280,751
        3,200  SAFILO SPA                                                                       71,971
        7,500  Saipem SPA                                                                       35,994
       11,700  Sasib SPA                                                                        34,421
       72,500  Seat SPA di Risp                                                                 17,788
       44,000  Sirti SPA                                                                       236,155
      355,200  SMI (Societa Metallurgica Italy) *                                              143,637
      115,000  Snia BPD SPA                                                                    109,990
      605,000  Snia BPD SPA (Non Convertible)                                                  418,864
       42,000  Sorin Biomedica SPA                                                             143,125
       39,000  Stefanel SPA *                                                                   59,584
       45,000  Telecom Italia Mobile SPA (Non Convertible)                                      75,396
      641,104  Telecom Italia SPA (Non Convertible)                                          2,268,454
        1,000  Unione Cementi Marchino Emiliane e di Augusta-Casale                              7,114
      584,774  Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible)        1,511,168
                                                                                         -------------
                                                                                            15,258,354
                                                                                         -------------
               Japan - 16.9%
        3,000  Aida Engineering Ltd                                                             16,510
       27,000  Aisin Seiki Co Ltd                                                              368,110
        7,000  Ajinomoto Co Inc                                                                 64,012
       20,000  Alps Electric Co Ltd                                                            237,759
       35,000  Amada Co Ltd                                                                    237,426
        2,000  Amano Corp                                                                       17,790
        3,000  Anritsu Corp                                                                     44,393
      253,000  Aoki Corp *                                                                     151,434
        2,000  Aoki International                                                               26,436
        5,000  Aoyama Trading                                                                  134,675
       31,000  Asahi Breweries Ltd                                                             461,302
        6,000  Asahi Denka Kogyo                                                                32,422
        6,000  Asahi Optical Co                                                                 18,206
        1,000  Asatsu Inc                                                                       26,187
        8,000  Asics Corp *                                                                     12,836
       11,000  Atsugi Nylon Industrial                                                          25,971
        4,000  Bandai Co                                                                        86,458
        3,000  Bank of Kyoto Ltd                                                                16,710
       19,000  Bank of Yokohama Ltd                                                             80,871
        6,000  Banyu Pharmaceutical Co Ltd                                                     100,757
        2,000  Best Denki Co Ltd                                                                15,429
        6,000  Brother Industries Ltd                                                           20,949
       11,000  Canon Sales Co Inc                                                              223,127
       13,000  Casio Computer Co                                                               113,476
       14,000  Chiba Bank Ltd                                                                   73,323
        9,000  Chiyoda Corp *                                                                   24,990

8             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


        Shares      Description                                    Value ($)
--------------------------------------------------------------------------------
                 Japan - continued
          2,000  Chudenko Corp                                            45,889
         23,000  Chugai Pharmaceutical Co Ltd                            193,117
          3,000  Chugoku Bank Ltd                                         44,393
         23,000  Citizen Watch Co                                        177,629
         68,000  Cosmo Oil Co Ltd                                        220,467
         28,800  CSK Corp                                                979,234
         46,000  Daicel Chemical Industries Ltd                          130,784
          8,000  Daido Steel Co Ltd                                       19,553
         17,000  Daiichi Seiyaku Co Ltd                                  289,717
          7,000  Daikin Industries Ltd                                    50,744
         33,000  Dainippon Ink & Chemicals Inc                           121,806
          5,000  Dainippon Pharmaceutical Co Ltd                          28,681
          4,000  Dainippon Screen Manufacturing Co Ltd                    37,576
          3,000  Daio Paper Corp                                          18,455
         14,800  Daito Trust Construction Co Ltd                         163,638
         23,000  Daiwa Bank Ltd                                          121,415
          8,000  Denki Kagaku Kogyo                                       15,629
          1,000  Denny's Japan Co Ltd                                     26,769
          2,000  Descente Ltd                                              7,648
          8,000  Eisai Co Ltd                                            152,299
          4,000  Ezaki Glico Co Ltd                                       30,094
          4,000  Fuji Electric Co                                         13,733
         37,000  Fuji Heavy Industries Ltd                               163,330
          8,000  Fujikara Ltd                                             67,171
        105,000  Fujisawa Pharmaceutical Co Ltd                        1,021,282
         34,000  Fujita Corp                                              29,113
          3,000  Fujitec Co                                               35,165
         60,000  Fujiya Co Ltd *                                         162,607
          1,000  Fukuoka City Bank Ltd                                     3,982
         24,000  Fukuyama Transporting Co Ltd                            119,711
         11,000  Furukawa Co Ltd                                          27,982
         41,000  Furukawa Electric Co Ltd                                231,773
        167,000  Gakken Co Ltd *                                         713,592
         40,000  General Sekiyu (KK)                                     232,771
         39,000  Godo Shusei Co Ltd                                      105,370
         30,000  Green Cross Corp                                        107,241
          7,000  Gunze Ltd                                                27,001
          5,000  Hankyu Department Stores Inc                             40,943
        207,000  Hanwa Co Ltd *                                          357,935
        175,000  Haseko Corp *                                           164,394
         19,000  Hazama-Gumi Ltd                                          24,640
          1,000  Heiwa Corp                                               17,957
          4,000  Higo Bank Ltd                                            28,265
          8,000  Hiroshima Bank Ltd                                       27,799
          8,000  Hitachi Cable Ltd                                        58,525
         50,600  Hitachi Ltd                                             466,922
         22,000  Hitachi Maxell Ltd                                      497,465
         10,000  Hitachi Metals Ltd                                       52,789

              See accompanying notes to the fiancial statements.               9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)

       Shares      Description                              Value ($)
--------------------------------------------------------------------------------
                 Japan - continued
          7,000  Hokuetsu Paper Mills                             35,963
          8,000  Hokuriku Bank Ltd                                24,740
          6,000  Honen Corp                                       16,061
          3,000  House Foods Corp                                 50,877
         25,000  Hyogo Bank Ltd (c)*                                   2
          8,000  INAX Corp                                        39,239
         46,000  Intec Inc                                       523,901
          7,000  Isetan Co Ltd                                    68,667
         11,000  Ishihara Sangyo Kaisha *                         28,440
         13,000  Itoham Foods Inc                                 54,468
          7,000  Izumiya Co Ltd                                   67,504
         25,000  Japan Airport Terminal Co Ltd                   263,946
          3,000  Japan Radio Co                                   26,935
        119,000  Japan Synthetic Rubber Co Ltd                   910,134
          3,000  Japan Wool Textile                               17,957
         11,000  JGC Corp                                         46,637
         35,000  Joshin Denki Co Ltd                             249,938
          2,000  Kaken Pharmaceutical Co Ltd                       8,330
         23,000  Kamigumi Co Ltd                                 106,119
          3,000  Kandenko Co                                      20,575
          7,000  Kaneka Corp                                      43,528
          4,000  Kansai Paint Co Ltd                              13,002
          7,000  Kao Corp                                        103,583
          3,000  Katokichi Co Ltd                                 48,632
         38,000  Keihin Electric Express Railway Co Ltd          157,320
         49,000  Keio Teito Electric Railway Co Ltd              211,821
          7,000  Kikkoman Corp                                    39,571
          9,000  Kinden Corp                                     124,948
          2,000  Kissei Pharmaceutical Co Ltd                     36,578
         16,000  Koito Manufacturing Co Ltd                      117,051
         59,000  Kokusai Kogyo Co Ltd                            350,694
          5,000  Kokuyo Co Ltd                                   119,295
         34,000  Komatsu Ltd                                     211,140
          4,000  Komori Corp                                      84,130
         23,000  Konica Corp                                     132,696
         58,000  Koyo Seiko Co Ltd                               398,753
         44,000  Kumagai Gumi Co Ltd                              48,649
        123,000  Kurabo Industries Ltd                           260,745
         14,000  Kuraray Co                                      124,532
        268,000  Kureha Chemical Industry Co Ltd                 893,408
          4,000  Kyodo Printing Co Ltd                            28,598
         15,000  Kyowa Hakko Kogyo Co Ltd                         87,913
          1,000  Kyudenko Corp                                     6,667
          3,000  Kyushu Matsushita Electric                       36,412
         28,000  Lion Corp                                       108,006

10            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
             Japan - continued
      1,900  Mabuchi Motor Co                                          101,405
     66,000  Maeda Corp                                                288,054
     23,000  Maeda Road Construction                                   149,713
     61,000  Makino Milling Machine Co Ltd                             424,449
      9,000  Makita Corp                                               123,452
     50,000  Marubeni Corp                                             181,644
      3,000  Marudai Food Co Ltd                                        10,200
      2,000  Maruichi Steel Tube                                        29,096
     15,000  Matsushita Electric Works Ltd                             162,108
     29,000  Matsushita Refrigeration Co                               150,437
      7,000  Matsuzakaya Co Ltd                                         41,317
    206,000  Mazda Motor Corp *                                        702,137
      7,000  Meiji Seika Kaisha Ltd                                     31,831
      9,000  Mercian Corp                                               42,048
      3,000  Misawa Homes                                               14,166
     32,000  Mitsubishi Gas Chemical Co Inc                            121,307
        200  Mitsubishi Kasei Corp                                         524
     37,000  Mitsubishi Materials Corp                                 117,807
     80,000  Mitsubishi Oil Co Ltd *                                   279,325
     10,000  Mitsubishi Paper Mills Ltd                                 26,187
     20,000  Mitsubishi Rayon Co Ltd                                    76,149
      6,000  Mitsubishi Steel Manufacturing *                           12,021
      8,000  Mitsubishi Warehouse & Transportation Co Ltd               93,108
     54,000  Mitsuboshi Belting Ltd                                    172,832
     13,000  Mitsui Mining Co Ltd *                                     19,669
     15,000  Mitsui Petrochemical Industries Ltd                        51,750
     25,000  Mitsui Toatsu Chemicals Inc                                48,009
     22,000  Mitsui Trust & Banking Co Ltd                             126,744
      6,000  Mitsui-Soko Co Ltd                                         27,234
      3,000  Mizuno Corp                                                15,014
      5,000  Mori Seiki Co Ltd                                          61,934
      2,000  MOS Food Services                                          30,094
      3,000  Nagase & Co                                                18,854
     60,000  Nagoya Railroad Co Ltd                                    221,964
      2,000  Namco Ltd                                                  67,670
     36,000  Nankai Electric Railway Co Ltd                            173,581
      3,000  National House Industrial                                  39,155
      6,000  NCR Japan Ltd                                              39,305
     23,000  NGK Spark Plug Co                                         196,941
     11,000  NHK Spring Co Ltd                                          37,859
      3,000  Nichicon Corp                                              37,160
    155,000  Nichiei Co Ltd                                            253,845
     16,000  Nichii Co Ltd                                             182,226
     17,000  Nihon Cement Co Ltd                                        50,594
      8,000  Nippon Beet Sugar Manufacturing Co Ltd                     18,888
    121,000  Nippon Chemi-Con Corp                                     563,305
      5,000  Nippon Comsys                                              71,078
      6,000  Nippon Denko Co Ltd                                        10,774

                 See accompanying to the financial statements.              11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)

    Shares        Description                                    Value ($)
--------------------------------------------------------------------------------
                Japan - continued
         8,000  Nippon Flour Mills Co Ltd                                22,479
         3,000  Nippon Hodo Co                                           20,426
        13,000  Nippon Kayaku Co Ltd                                     62,141
        12,000  Nippon Light Metal                                       32,122
         8,000  Nippon Meat Packers Inc                                  96,434
        12,000  Nippon Metal Industry Co Ltd                             22,446
       174,000  Nippon Oil Co Ltd                                       779,666
         7,000  Nippon Paint Co                                          18,913
        13,000  Nippon Piston Ring Co Ltd                                27,775
        23,000  Nippon Sheet Glass Co Ltd                                59,082
         7,000  Nippon Shokubai Corp                                     51,210
        17,000  Nippon Suisan Kaisha Ltd *                               38,158
         9,000  Nippon Synthetic Chemical                                19,079
        14,000  Nippon Yakin Kogyo Co Ltd *                              19,786
        27,000  Nishimatsu Construction                                 159,365
        52,000  Nissan Fire & Marine Insurance Co Ltd                   229,113
         7,000  Nisshin Flour Milling Co Ltd                             51,850
         7,000  Nisshin Oil Mills Ltd                                    27,409
        28,000  Nisshin Steel Co Ltd                                     58,193
        48,000  Nisshinbo Industries Inc                                311,248
        66,000  Nissho Iwai Corp                                        248,549
         4,000  Nissin Food Products Co Ltd                              93,108
        19,000  Nitto Boseki Co Ltd                                      56,073
        59,000  Nitto Denko Corp                                      1,025,106
        35,000  NSK Ltd                                                 181,270
        13,000  NTN Corp                                                 60,520
        17,000  Okamoto Industries Inc                                   53,704
        17,000  Oki Electric Industry                                    60,770
         8,000  Okumura Corp                                             44,892
        16,000  Olympus Optical Co Ltd                                  114,124
         3,000  Ono Pharmaceutical Co Ltd                                93,524
        25,000  Onoda Cement Co Ltd                                      74,611
        15,000  Onward Kashiyama Co Ltd                                 230,693
        44,000  Pioneer Electronics Corp                                877,879
         3,000  Q.P. Corp                                                24,940
       385,000  Renown Inc *                                            662,524
         2,000  Rinnai Corp                                              37,243
        62,000  Royal Co Ltd                                          1,061,767
        10,000  Ryobi Ltd                                                30,260
         2,000  Ryosan Co                                                40,402
        25,000  Sanden Corp                                             171,461
        10,000  Sankyo Aluminum Industry Co Ltd                          20,783
        35,000  Sanrio Co Ltd *                                         264,777
        11,000  Sanwa Shutter Corp                                       85,044
       145,000  Sanyo Securities Co Ltd *                               144,650
        13,000  Sapporo Breweries Ltd                                    92,510
        16,000  Seino Transportation Co Ltd                             159,614
        72,000  Sekisui Chemical Co Ltd                                 610,525

12            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


        Shares       Description                                Value ($)
-------------------------------------------------------------------------------
                  Japan - continued
           6,000  Settsu Corp *                                          5,088
           2,000  Shimachu Co                                           45,224
           4,000  Shimano Inc                                           86,125
          10,000  Shimazu Corp                                          43,478
          44,000  Shionogi and Co Ltd                                  296,650
          14,000  Shiseido Co Ltd                                      229,279
          13,000  Shokusan Jutaku Sogo Co Ltd *                         12,536
         134,000  Showa Denko                                          260,670
           8,000  Showa Electric Wire & Cable                           20,151
          40,000  Showa Shell Sekiyu                                   277,662
           5,000  Skylark Co Ltd                                        69,416
          10,000  Snow Brand Milk Products Co Ltd                       41,317
          17,000  Stanley Electric Co Ltd                               73,065
           3,000  Sumitomo Bakelite Co Ltd                              20,151
           7,000  Sumitomo Coal Mining Co Ltd                           15,188
           3,000  Sumitomo Forestry Co Ltd                              28,930
          39,000  Sumitomo Osaka Cement Co Ltd                          75,867
          22,000  Sumitomo Trust & Banking Co Ltd                      213,983
           9,000  Sumitomo Warehouse Co Ltd                             43,919
           6,000  SXL Corp Ltd                                          25,738
          34,000  Taisei Corp                                          133,976
          37,000  Taiyo Yuden Co Ltd                                   433,702
           7,000  Takara Shuzo Co Ltd                                   40,677
           6,000  Takara Standard Co                                    46,188
           4,000  Tanabe Seiyaku Co Ltd                                 30,127
          45,000  Teikoku Oil Co Ltd                                   172,458
          16,000  The Japan Steel Works Ltd *                           22,213
           9,000  Toagosei Chemical Industry Co Ltd                     23,718
          64,000  Tobu Railway Co Ltd                                  260,171
          18,000  Toda Corp                                            100,258
           7,000  Toei Co Ltd                                           37,302
             880  Toho Co Ltd                                          121,440
           7,000  Toho Gas Co                                           14,257
          13,000  Tokai Carbon Co Ltd                                   43,769
           7,000  Tokuyama Corp                                         27,700
          18,000  Tokyo Broadcasting System Inc                        303,766
         113,000  Tokyo Construction Co Ltd                            147,485
          90,000  Tokyo Electric Co Ltd                                323,967
          17,000  Tokyo Ink Manufacturing Co Ltd                        52,008
          43,000  Tokyo Rope Manufacturing Co Ltd                       94,729
           8,000  Tokyo Sowa Bank Ltd *                                 26,602
           8,000  Tokyo Steel Manufacturing Co                          65,242
           5,000  Tokyo Style Co Ltd                                    59,024
          13,000  Tokyotokeiba Co Ltd                                   30,260
          84,000  Tokyu Corp                                           443,428
          16,000  Tokyu Department Store Co Ltd                         39,904
          35,000  Toppan Printing Co Ltd                               503,367
          28,000  Toshiba Tungaloy Co Ltd                              105,911


              See accompanying notes to the financial statements.            13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


       Shares            Description                                          Value ($)
--------------------------------------------------------------------------------------------
                     Japan - continued
            4,000    Tostem Corp                                                     83,465
            7,000    Toto Ltd                                                        73,905
           19,000    Toyo Engineering Corp                                           66,340
            1,000    Toyo Exterior Co Ltd                                             9,893
            5,000    Toyo Kanetsu (KK)                                                7,316
            9,000    Toyo Seikan Kaisha Ltd                                         155,624
            6,000    Toyo Suisan Kaisha                                              59,855
           10,000    Toyo Trust & Banking Co Ltd                                     81,470
            3,000    Tsubakimoto Chain                                               16,086
            3,000    Tsugami Corp *                                                   6,135
            4,000    Tsumura and Co                                                  30,892
            4,000    Uniden Corp                                                     56,198
            4,000    UNY Co Ltd                                                      73,489
          193,000    Victor Co of Japan Ltd                                       2,342,506
           10,000    Wacoal Corp                                                    115,554
            4,000    Yakult Honsha Co Ltd                                            39,239
            3,000    Yamaguchi Bank Ltd                                              42,148
            9,000    Yamaha Corp                                                    139,164
           10,000    Yamanouchi Pharmaceutical Co Ltd                               239,421
            5,000    Yamatake Honeywell                                              86,873
           27,000    Yamato Transport Co Ltd                                        325,464
            6,000    Yamazaki Baking Co Ltd                                          82,800
           19,000    Yasuda Trust and Banking Co Ltd                                 71,078
            8,000    Yodogawa Steel Works                                            43,162
            3,000    Yokogawa Bridge Corp                                            16,086
           19,000    Yokogawa Electric Corp                                         125,414
           13,000    Yokohama Rubber Co                                              37,285
            4,000    Yoshitomi Pharmaceutical Industries Lt                          26,104
                                                                        --------------------
                                                                                 41,138,893
                                                                        --------------------
                     Malaysia - 1.1%
           18,000    Aluminum Co Malaysia                                            16,052
           87,000    Amalgamated Steel Mills Berhad                                  38,793
           28,000    Aokam Perdana Berhad *                                          15,654
            8,000    Ayer Hitam Tin Dredging *                                        8,506
          116,000    Berjaya Group                                                   67,241
           69,000    Berjaya Industrial Berhad                                       32,897
           73,000    Berjaya Leisure Berhad (d)                                     136,460
            6,000    Boustead Holdings Berhad                                         9,600
           21,000    Carlsberg Brew Malaysia                                         79,232
           18,000    Cement Industries of Malaysia Berhad                            25,683
           23,000    DMIB Berhad                                                     12,859
           32,000    Ekran Berhad                                                    37,537
           37,000    Esso Malaysia Berhad                                            65,992
           20,000    Golden Plus Holdings                                            20,580
           41,000    Guinness Anchor Berhad                                          70,314
           15,000    Hong Leong Industries Berhad                                    33,185
            4,000    Hume Industries Berhad                                           8,506
           42,000    IJM Corp Berhad Class A                                         45,810

14             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


     Shares           Description                                       Value ($)
--------------------------------------------------------------------------------------
                   Malaysia - continued
         31,000    Innovest Berhad                                             77,620
         67,000    IOI Corporation Berhad                                      60,209
          4,000    Jaya Tiasa Holdings Berhad                                  10,701
         42,000    Johan Holdings Berhad                                       23,481
         57,000    Kedah Cement Berhad                                         56,697
         16,000    Kelanamas Industries                                        14,378
         50,000    Kemayan Corporation Berhad                                  36,700
         16,000    Kian Joo Can Factory                                        47,745
         30,000    Kulim Berhad                                                35,901
         45,000    Land & General Berhad                                       33,802
         57,000    Landmark Berhad                                             36,755
         35,000    Leader Universal Holdings                                   33,733
         56,250    Malayan Cement Berhad                                       68,685
        114,000    Malayan United Industries Berhad                            58,652
         18,000    Malayawata Steel                                            17,843
         76,000    Malaysian Helicopter Berhad                                 37,798
         38,000    Malaysian Mosaics                                           28,283
         19,000    Malaysian Oxygen Berhad                                     72,989
         29,000    Malaysian Pacific Industries                                79,077
         44,000    Malaysian Plantations                                       26,561
          4,000    Matsushita Electric                                         23,324
        157,000    MBF Holdings Berhad                                         53,312
        104,000    Mulpha International                                        44,589
         23,000    Multi Purpose Holdings                                      17,908
         24,000    New Straits Times                                          107,014
         22,000    Oriental Holdings Berhad                                    79,232
          3,000    OYL Industries Berhad                                       13,788
        101,000    Pan Malaysia Cement                                         86,953
         24,000    Perlis Plantations                                          59,269
         92,000    Pernas International Hotel & Property                       47,649
         45,000    Petronas Dagangan Berhad                                    63,282
         28,000    Pilecon Engineering Berhad                                  25,066
         35,000    PJ Development Holdings                                     17,767
         73,000    Promet Berhad *                                             37,307
         36,000    RJ Reynolds Berhad                                          59,269
         24,000    Sarawak Enterprises Corp                                    17,781
         33,000    Shell Refinery Co                                           74,704
         36,000    Sime Darby                                                  39,024
         23,000    Sistem Television Malaysia                                  36,920
         24,000    Sungei Way Holdings                                         28,318
         70,000    Tan Chong Motor Holdings Berhad                             73,950
         64,000    Time Engineering Berhad                                     46,977
         16,000    Tractors Malaysia Holdings Berhad                           12,787
         28,000    UMW Holdings Berhad                                         75,390
         19,000    Uniphone Telecommunications                                 10,753
         32,000    Westmont Industries Berhad                                  18,110
                                                                  --------------------
                                                                            2,752,954
                                                                  --------------------

              See accompanying notes to the financial statements.            15

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


      Shares          Description                                                   Value ($)
---------------------------------------------------------------------------------------------------
                    New Zealand - 0.2%
          36,700    Air New Zealand Ltd Class B                                             99,238
           4,500    Ceramco Corp Ltd                                                         4,603
         164,500    DB Group Ltd                                                           229,241
          15,510    Fernz Corp Ltd                                                          49,078
          42,500    Fletcher Challenge Ltd                                                  49,989
          14,500    Independent Newspapers Ltd                                              75,543
          25,300    Lion Nathan Ltd                                                         63,883
           2,500    Steel and Tube Holdings Ltd                                             11,507
                                                                               --------------------
                                                                                           583,082
                                                                               --------------------
                    Norway - 0.0%
             842    Bona Shipholding Ltd *                                                  10,619
               1    SAS Norge ASA Class B                                                       14
                                                                               --------------------
                                                                                            10,633
                                                                               --------------------
                    Singapore - 2.4%
           4,200    Asia Food & Properties Ltd Warrants 7/12/02 *                            1,365
       2,391,000    Chuan Hup Holdings Ltd                                               1,383,223
          25,200    Fraser and Neave Ltd                                                   133,289
         494,000    Hai Sun Hup Group Ltd                                                  316,813
          16,500    Haw Paw Brothers International Ltd                                      31,636
           1,650    Haw Paw Brothers International Ltd Warrants 7/18/2001 *                  1,222
         145,000    Hotel Properties Ltd                                                   202,281
         122,000    Inchcape Berhad                                                        407,339
         226,437    Jardine Strategic Holdings Ltd                                         837,817
          24,000    Natsteel Ltd                                                            65,375
         170,000    Neptune Orient Lines Ltd                                               128,132
          94,000    Parkway Holdings Ltd                                                   354,248
          97,000    Prima Ltd                                                              287,312
         223,000    Robinson and Co Ltd                                                  1,039,438
          34,000    Straits Trading Co Ltd                                                  62,942
         245,000    Times Publishing Ltd                                                   518,347
          46,000    Wearne Brothers Ltd                                                    115,570
                                                                               --------------------
                                                                                         5,886,349
                                                                               --------------------
                    Spain - 4.2%
          12,155    Acerinox SA                                                          2,004,380
          36,403    Asturiana del Zinc SA *                                                793,764
           9,300    Azucarera de Espana SA                                                 484,483
          27,600    Banco Zaragozano SA                                                    713,465
           1,125    Bodegas Y Bebidas SA                                                    45,213
          15,650    Cristaleria Espanola SA                                              1,219,841
          22,000    Empresa Nacional de Celulosa SA                                        392,159
          40,400    Ercros SA *                                                             43,049
         138,100    Espanola de Tubos por Extrusion SA *                                   400,593
           3,500    Fabricacion de Automoviles Renault de Espana SA                         72,519
           3,783    Grupo Anaya SA                                                          72,161
          27,400    Grupo Duro Felguera SA *                                               342,432
           1,010    Koipe SA                                                                67,829
         275,820    Sarrio SA                                                            1,023,235
          55,799    Tableros Defibras Class B                                              833,150
         167,515    Uralita SA                                                           1,680,329
                                                                               --------------------
                                                                                        10,188,602
                                                                               --------------------

16             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


         Shares    Description                                               Value ($)
--------------------------------------------------------------------------------------------
                  Sweden - 5.6%
           4,057  Assi Doman                                                        123,504
           8,400  Avesta Sheffield AB                                                79,710
          37,400  Bilspedition AB Class B *                                         153,393
          40,700  Celsius Industrier AB Class B                                     762,061
           1,000  Custos AB Series Class B                                           21,271
          11,742  Diligentia AB *                                                   147,318
           3,800  Electrolux AB Class B                                             271,050
          40,700  Enator AB                                                         668,747
           1,600  Esselte AB Class A                                                 39,740
           1,600  Esselte AB Class B                                                 41,371
          21,400  Euroc Industri AB Class A                                         746,865
           1,900  Granges AB                                                         28,557
             593  Incentive AB Class A                                               54,836
             897  Industrivarden AB Class A                                          52,557
             952  Industrivarden AB Class C (Bearer)                                 55,173
           2,100  Kinnevik Investment Class B                                        63,394
          57,860  Marieberg Tidnings AB Class A                                   1,496,071
          21,000  Mo Och Domsjo AB Class B                                          695,457
           1,200  Perstorp AB Class B                                                21,552
           2,200  PLM AB                                                             33,907
         117,420  Skandinaviska Enskilda Banken Class A                           1,263,795
          12,600  SKF AB Class B                                                    341,844
           6,200  Ssab Swedish Steel Class A                                        128,723
           2,000  Ssab Swedish Steel Class B                                         41,778
         295,400  Stena Line AB Class B *                                         1,245,421
          14,950  Stora Kopparberg Bergslags Class A                                238,029
           7,150  Stora Kopparberg Bergslags Class B                                112,018
           3,353  Svedala Industries                                                 72,604
           5,600  Svenska Cellulosa Class B                                         124,469
          40,600  Svenska Handelsbanken Class B                                   1,168,725
           4,400  Svenska Kullagerfabriken AB                                       112,369
          64,300  Sydkraft AB Class A                                             1,556,117
          55,600  Sydkraft AB Class C                                             1,211,013
          31,900  Trelleborg AB Class B                                             491,648
           2,650  Volvo AB Class A                                                   67,677
                                                                        --------------------
                                                                                 13,732,764
                                                                        --------------------
                  Switzerland - 7.3%
             900  Adia SA (Bearer)                                                  307,469
          30,100  Alberta Energy Ltd                                                669,877
             500  Ascom Holding AG (Registered) *                                   128,365
           2,840  Bobst SA (Registered)                                           2,200,734
             500  Danzas Holding AG                                                  98,379
             350  Elektrowatt AG (Bearer)                                           126,647
             500  Hero Lenzburg (Registered)                                         62,329
           1,050  Hilti AG, Schaan (Participating Certificate)                      721,674
             550  Holderbank Financiere Glarus AG (Bearer)                          461,406
           2,400  Holderbank Financiere Glarus AG (Registered)                      426,940
           1,160  Kuoni Reisen Holdings AG (Registered)                           4,787,575

              See accompanying notes to the financial statements.             17

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


      Shares        Description                                                        Value ($)
-----------------------------------------------------------------------------------------------------
                  Switzerland - continued
             830  Magazine zum Globus (Participating Certificate) *                           595,634
             300  Magazine zum Globus (Registered) *                                          235,504
             586  Novartis AG (Bearer)                                                        837,115
           4,260  Saurer Group Holdings (Registered) *                                      3,134,611
             190  Schindler Holding AG (Participating Certificate)                            240,693
             270  Schindler Holding AG (Registered)                                           345,676
           1,216  Sika Finanz AG (Bearer)                                                     389,205
           3,300  SMH AG (Registered)                                                         434,723
             250  Societe Generale de Surveillance Holdings Ltd (Bearer)                      453,152
             750  Societe Generale de Surveillance Holdings Ltd (Registered)                  262,289
             175  Sulzer Gebrueder AG (Registered)                                            122,991
             950  Swiss Bank Corp (Registered) *                                              229,490
           2,150  Swissair AG (Participating Certificate) *                                   478,084
              90  Union Bank of Switzerland (Registered)                                       17,890
                                                                                  -------------------
                                                                                           17,768,452
                                                                                  -------------------
                  United Kingdom - 27.2%
         119,600  Allied Colloids                                                             221,123
         165,700  AMEC                                                                        381,600
          30,000  Anglian Water Plc                                                           378,285
          63,280  Argos Plc                                                                   637,830
         134,800  Arjo Wiggins Appleton Plc                                                   384,769
       1,187,000  ASDA Group                                                                2,772,110
          79,100  Associated British Foods                                                    664,513
          80,900  Astec (BSR)                                                                 167,941
         132,790  Barratt Development                                                         552,395
          22,060  Bass                                                                        295,160
          63,500  Beazer Holmes Plc                                                           173,271
         102,212  Berisford International                                                     250,309
          42,566  Betacomm Plc                                                                 31,065
         165,000  Blue Circle Industries                                                    1,027,572
          28,620  Boots Co                                                                    370,631
         212,700  British Steel                                                               596,775
         102,135  Bunzl Co                                                                    389,260
         595,125  Burton Group                                                              1,194,402
          26,375  Carlton Communications                                                      210,025
         332,600  Centrica Plc                                                                477,379
          27,700  Charter Plc (Registered)                                                    345,465
          89,100  Coats Viyella                                                               171,235
          55,848  Cobham Group Plc                                                            692,440
          89,502  Costain Group (d)                                                            65,319
          41,081  Dawson International                                                         49,303
         220,459  English China Clays Plc                                                     833,069
           6,200  First Leisure Plc                                                            30,568
          77,177  Grand Metropolitan                                                          709,064
         133,420  Greenalls Group Plc                                                       1,021,316
          16,609  Greycoat Plc                                                                 49,294
           8,536  Hammerson                                                                    64,373
         109,620  Hazlewood Foods                                                             238,228

18            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)


     Shares         Description                                              Value ($)
-------------------------------------------------------------------------------------------
                 United Kingdom - continued
        449,176  Hillsdown Holdings                                              1,180,127
         25,083  Hyder Plc                                                         339,675
         12,618  Hyder Plc Cumulative Redem Preferred Shares                        22,101
        207,644  Inchcape                                                          915,979
      1,702,067  Ladbroke Group                                                  7,149,468
         35,334  Laing (John)                                                      214,893
          9,309  Laing (John) A (Non Voting)                                        56,766
      1,395,817  Lasmo                                                           5,800,824
         88,060  Lex Service                                                       632,674
        210,687  London International                                              563,792
      1,146,681  Lonrho                                                          2,296,714
         52,634  Marley                                                             94,752
         49,948  Meyer International                                               346,299
        131,200  Mirror Group Plc                                                  431,944
        175,023  National Grid Holdings Plc                                        753,912
        200,497  Norcros Plc                                                       224,365
        114,085  Northern Foods Plc *                                              403,350
         44,480  Ocean Group                                                       405,774
        211,300  Peninsular & Oriental Steam Navigation Co                       2,227,461
        293,800  Pilkington *                                                      693,285
         19,600  Powergen                                                          247,941
        127,000  Racal Electronics                                                 462,400
         24,400  Rank Group Plc                                                    140,085
         92,634  Reckitt & Colman                                                1,430,226
         38,300  Redland                                                           180,133
        221,800  Rexam Plc                                                       1,062,959
        666,902  Rolls-Royce                                                     2,530,901
         61,150  Safeway Plc                                                       371,899
         59,526  Sainsbury (J)                                                     416,084
         54,000  Scottish Hydro-Electric Plc                                       390,594
          5,074  Scottish & Newcastle Plc                                           59,578
        354,500  Sears                                                             362,205
         85,597  Securicor Plc                                                     365,100
         33,440  Severn Trent Plc                                                  474,539
         64,900  Siebe Plc                                                       1,131,489
      7,828,760  Signet Group (e)                                                        -
        412,040  Signet Group Plc                                                  210,498
        110,825  Simon Engineering                                                  68,300
         45,716  Southwest Water                                                   599,069
         37,242  Storehouse Plc                                                    138,314
        302,606  T & N                                                             787,680
      1,399,864  Tarmac                                                          2,690,305
        831,680  Taylor Woodrow Plc                                              2,508,803
         65,300  Thames Water                                                      836,109
        251,500  Tomkins Plc                                                     1,219,569
        117,600  Transport Development Group                                       317,555
        261,263  United Biscuits                                                   874,974
        132,900  United Utilities                                                1,485,051
            900  Vendome Luxury Group Plc Units                                      6,711

              See accompanying notes to the financial statements.             19

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)

          Par Value/
           Shares         Description                                                          Value ($)
------------------------------------------------------------------------------------------------------------
                       United Kingdom - continued
               96,926  Viglen Technology                                                             102,177
               84,800  Waste Management International                                                341,071
               96,400  Wessex Water Plc                                                              742,622
              109,410  Whitbread Plc Class A                                                       1,431,063
              128,180  Wilson (Connolly) Holdings                                                    359,636
              622,535  Wimpey (George)                                                             1,342,804
                5,368  Wolseley                                                                       38,741
               45,900  Yorkshire Water Plc                                                           326,050
                                                                                         -------------------
                                                                                                  66,253,479
                                                                                         -------------------
                       TOTAL STOCK AND EQUIVALENTS (Cost $211,610,064)                           222,414,782
                                                                                         -------------------
                       DEBT OBLIGATION - 0.1%
                       United Kingdom - 0.1%
GBP           157,989  Viglen Tech Floating Rate Notes, 6.75% due 9/1/2000                           299,273
                                                                                         -------------------
                       TOTAL DEBT OBLIGATION (Cost $178,828)                                         299,273
                                                                                         -------------------
                       SHORT-TERM INVESTMENTS - 15.1%
                       Cash Equivalents - 12.9%
  $         8,500,000  First National Bank of Chicago Time Deposit, 5.44% due 9/2/97               8,500,000
           13,827,112  The Boston Global Investment Trust (b)                                     13,827,112
  $         9,000,000  Wachovia Bank Time Deposit, 5.43% due 9/2/97                                9,000,000
                                                                                         -------------------
                                                                                                  31,327,112
                                                                                         -------------------
                       U.S. Government - 2.2%
  $         5,550,000  U.S. Treasury Bill, 5.56% due 1/8/98 (a)                                    5,448,571
                                                                                         -------------------
                       TOTAL SHORT-TERM INVESTMENTS (Cost $36,773,122)                            36,775,683
                                                                                         -------------------
                       TOTAL INVESTMENTS - 106.4%
                       (Cost $248,562,014)                                                       259,489,738

                       Other Assets and Liabilities (net) - (6.4%)                               (15,604,241)
                                                                                         -------------------
                       TOTAL NET ASSETS - 100.0%                                       $         243,885,497
                                                                                         ===================

                 Notes to the Schedule of Investments:

                 ADR American Depositary Receipt

                 (a) This security is held as collateral for open futures
                     contracts (Note 5).

                 (b) Represents investment of security lending collateral
                     (Note 1).

                 (c) Bankrupt issuer.

                 (d) Valued by management (Note 1).

                 (e) Pending corporate action, quantification of rate per
                     share to be determined.

                 *   Non-income producing security.

20            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 - (Unaudited)

--------------------------------------------------------------------------------

                At August 31, 1997, industry sector diversification of the Fund's equity investments was as follows:

                Industry Sector
                Services                                                13.0 %
                Construction                                             9.9
                Machinery                                                8.0
                Retail Trade                                             5.8
                Consumer Goods                                           5.8
                Conglomerates                                            5.5
                Oil and Gas                                              5.3
                Transportation                                           4.0
                Metals and Mining                                        4.0
                Paper and Allied Products                                3.4
                Real Estate                                              3.2
                Utilities                                                3.1
                Communications                                           2.9
                Chemicals                                                2.5
                Banking                                                  2.4
                Health Care                                              2.4
                Food and Beverage                                        2.4
                Electronic Equipment                                     2.0
                Aerospace                                                2.0
                Telecommunications                                       2.0
                Automotive                                               1.6
                Textiles                                                 1.4
                Computers                                                0.5
                Financial Services                                       0.4
                Insurance                                                0.2
                Miscellaneous                                            6.3
                                                              --------------
                                                                       100.0 %
                                                              ==============

              See accompanying notes to the financial statements.             21

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $248,562,014) (Note 1)                                 $   259,489,738
     Foreign currency, at value (cost $1,554,398) (Note 1)                                    1,541,228
     Cash                                                                                        83,825
     Receivable for investments sold                                                            324,360
     Dividends and interest receivable                                                          279,562
     Receivable for open forward foreign currency contracts (Notes 1 and 5)                     895,617
     Receivable for variation margin on open futures contracts (Notes 1 and 5)                  445,590
     Foreign withholding taxes receivable                                                        93,963
     Receivable for expenses waived or borne by Manager (Note 2)                                169,401
                                                                                         --------------

         Total assets                                                                       263,323,284
                                                                                         --------------
Liabilities:
     Payable for open forward foreign currency contracts (Notes 1 and 5)                      2,659,231
     Payable upon return of securities loaned (Note 1)                                       13,827,112
     Payable for fund shares repurchased                                                      1,072,232
     Payable for investments purchased                                                        1,429,542
     Payable to affiliate for (Note 2):
         Management fee                                                                         262,754
         Shareholder service fee                                                                 31,530
     Accrued expenses                                                                           155,386
                                                                                         --------------

         Total liabilities                                                                   19,437,787
                                                                                         --------------
Net assets                                                                              $   243,885,497
                                                                                         ===============
Net assets consist of:
     Paid-in capital                                                                    $   218,976,717
     Accumulated undistributed net investment income                                          2,451,312
     Accumulated net realized gain                                                           12,217,970
     Net unrealized appreciation                                                             10,239,498
                                                                                         --------------

                                                                                        $   243,885,497
                                                                                         ==============

Net assets attributable to Class III Shares                                             $   243,885,497
                                                                                         ==============

Shares outstanding - Class III                                                               17,418,562
                                                                                         ==============

Net asset value per share - Class III                                                   $         14.00
                                                                                         ==============

22            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $420,358)                          $       3,340,334
     Interest (including securities lending income of $59,745)                             662,844
                                                                                   ---------------
         Total income                                                                    4,003,178
                                                                                   ---------------
Expenses:
     Management fee (Note 2)                                                             1,481,188
     Custodian fees                                                                        145,176
     Audit fees                                                                             33,120
     Transfer agent fees                                                                    15,180
     Stamp duties and transfer taxes                                                         7,728
     Legal fees                                                                              5,246
     Registration fees                                                                       1,932
     Trustees fee (Note 2)                                                                   1,104
     Miscellaneous                                                                           1,380
     Fees waived or borne by Manager (Note 2)                                             (973,354)
                                                                                   ---------------
                                                                                           718,700
     Shareholder service fee - Class III (Note 2)                                          177,748
                                                                                   ---------------
         Net expenses                                                                      896,448
                                                                                   ---------------
            Net investment income                                                        3,106,730
                                                                                   ---------------
Realized and unrealized gain (loss):

         Net realized gain (loss) on:
            Investments                                                                 12,765,161
            Closed futures contracts                                                     2,530,067
            Foreign currency, forward contracts and foreign
                currency related transactions                                             (941,705)
                                                                                   ---------------
                Net realized gain                                                       14,353,523
                                                                                   ---------------
         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                 (6,686,748)
            Open futures contracts                                                        (945,517)
            Foreign currency, forward contracts and foreign
                currency related transactions                                           (1,555,434)
                                                                                   ---------------
                Net unrealized loss                                                     (9,187,699)
                                                                                   ---------------
         Net realized and unrealized gain                                                5,165,824
                                                                                   ---------------
Net increase in net assets resulting from operations                             $       8,272,554
                                                                                   ===============

              See accompanying notes to the financial statements.             23

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Six Months Ended
                                                                                    August 31, 1997          Year Ended
                                                                                      (Unaudited)          February 28, 1997
                                                                               ---------------------      -------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                     $          3,106,730       $        4,054,564
     Net realized gain (loss)                                                            14,353,523               (6,729,282)
     Change in net unrealized appreciation (depreciation)                                (9,187,699)              15,655,726
                                                                                 ------------------         ----------------
     Net increase in net assets resulting from operations                                 8,272,554               12,981,008
                                                                                 ------------------         ----------------
Distributions to shareholders from:
     Net investment income - Class III                                                  -                         (1,160,606)
     Net realized gains - Class III                                                     -                         (3,372,778)
     In excess of net realized gains - Class III                                        -                            (30,591)
                                                                                 ------------------         ----------------
                                                                                        -                         (4,563,975)
                                                                                 ------------------         ----------------
Net share transactions - Class III (Note 4)                                                 (39,861)               8,272,041
                                                                                 ------------------         ----------------

     Total increase in net assets                                                         8,232,693               16,689,074
Net assets:
     Beginning of period                                                                235,652,804              218,963,730
                                                                                 ------------------         ----------------
     End of period (including accumulated undistributed
       net investment income of $2,451,312 and
       distributions in excess of net investment income of
       $655,418, respectively)                                                 $        243,885,497       $      235,652,804
                                                                                 ==================         ================

24          See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    Six Months Ended        Year Ended February 28/29,
                                                                     August 31, 1997      ------------------------------
                                                                       (Unaudited)           1997                1996
                                                                       -----------        -----------      --------------
Net asset value, beginning of period                                  $      13.46       $      12.95     $         11.95
                                                                       -----------        -----------      --------------
Income (loss) from investment operations:
  Net investment income                                                       0.18               0.23                0.18
  Net realized and unrealized gain (loss)                                     0.36               0.55                1.16
                                                                       -----------        -----------      --------------
    Total from investment operations                                          0.54               0.78                1.34
                                                                       -----------        -----------      --------------
Less distributions to shareholders from:
  Net investment income                                                       -                 (0.07)              (0.17)
  In excess of net investment income                                                             -                  (0.02)
  Net realized gains                                                          -                 (0.20)              (0.15)
  In excess of net realized gains                                             -                 (0.00)                 -
                                                                       -----------        -----------      --------------
     Total distributions                                                      -                 (0.27)              (0.34)
                                                                       -----------        -----------      --------------
Net asset value, end of period                                        $      14.00       $      13.46     $         12.95
                                                                       ===========        ===========      ==============
Total Return (a)                                                             4.01%              5.99%              11.43%
Ratios/Supplemental Data:
          Net assets, end of period (000's)                           $    243,885       $    235,653     $       218,964
          Net expenses to average
                daily net assets                                         0.76%*(c)           0.76%(c)            0.76%(c)
          Net investment income to average
                daily net assets                                            2.62%*              1.75%               1.84%
          Portfolio turnover rate                                              18%                13%                 13%
          Average broker commission rate per equity share (b)         $     0.0075        $    0.0015                 N/A
          Fees and expenses voluntarily waived or borne by
                the Manager consisted of the following per
                share amounts:                                        $       0.06        $      0.10     $           0.07


                                                                                 Year Ended February 28/29,
                                                                      -------------------------------------------------
                                                                          1995             1994                1993
                                                                      -----------      -------------     --------------
Net asset value, beginning of period                                $       14.45     $         8.91    $          9.62
                                                                      -----------      -------------     --------------
Income (loss) from investment operations:
  Net investment income                                                      0.18               0.15               0.35
  Net realized and unrealized gain (loss)                                   (1.52)              5.59              (0.68)
                                                                      -----------      -------------     --------------
    Total from investment operations                                        (1.34)              5.74              (0.33)
                                                                      -----------      -------------     --------------
Less distributions to shareholders from:
  Net investment income                                                     (0.20)             (0.12)             (0.38)
  In excess of net investment income                                           -                  -                  -
  Net realized gains                                                        (0.96)             (0.08)                -
  In excess of net realized gains                                              -                  -                  -
                                                                      -----------      -------------     --------------
     Total distributions                                                    (1.16)             (0.20)             (0.38)
                                                                      -----------      -------------     --------------
Net asset value, end of period                                       $      11.95     $        14.45    $          8.91
                                                                      ===========      =============     ==============
Total Return (a)                                                          (9.66%)             64.67%            (3.30%)
Ratios/Supplemental Data:
          Net assets, end of period (000's)                          $    186,185     $      132,645    $        35,802
          Net expenses to average
                daily net assets                                         0.76%(c)              0.75%              0.75%
          Net investment income to average
                daily net assets                                            1.45%              1.50%              4.02%
          Portfolio turnover rate                                             58%                38%                20%
          Average broker commission rate per equity share (b)                 N/A                N/A                N/A
          Fees and expenses voluntarily waived or borne by
                the Manager consisted of the following per
                share amounts:                                       $       0.08     $         0.09    $          0.09

*       Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(c) Includes stamp duties and taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.             25

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks maximum total return through investment primarily in equity securities of small capitalization foreign companies traded on a major stock exchange of a foreign country.

      On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

       Foreign currency translation
       The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

       Forward currency contracts
       The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy and sell is shown under Note 5, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

       Futures contracts
       The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1997.


       Swap agreements
       The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. There were no open swap agreements as of August 31, 1997.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

      Security lending
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $13,484,347 collateralized by cash in the amount of $13,827,112, which was invested in a short-term instrument.

      Taxes
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Distributions to shareholders
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income
      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

      Allocation of operating activity
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      Purchases and redemptions of Fund shares
      The premium on cash purchases of Fund shares is 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. Prior to June 1, 1996, the premium on cash purchases and fee on cash redemptions was 1.25% and .75% of the amount invested or redeemed, respectively. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $229,673 in purchase premiums and $158,655 in redemption fees. There is no premium for reinvested distributions.

      Investment risk
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of 1.25% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

      GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees, and extraordinary expenses) exceed .60% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .75%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $1,104. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $38,429,740 and $40,412,803, respectively.

      At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                             Gross Unrealized     Gross Unrealized     Net Unrealized
        Aggregate Cost        Appreciation          Depreciation        Appreciation
        --------------       ----------------     ----------------     --------------
         $248,562,014           $38,893,850          $27,966,126         $10,927,724


4.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                    Six Months Ended                                Year Ended
      Class III:                                     August 31, 1997                             February 28, 1997
                                         ----------------------------------------     -----------------------------------------
                                              Shares                 Amount                Shares                  Amount
                                         -----------------     ------------------     ------------------     ------------------
      Shares sold                              1,918,864       $     27,683,118              1,509,544       $     20,156,083
      Shares issued to shareholders
      in reinvestment of
      distributions                                 -                      -                   302,311              4,040,065
      Shares repurchased                      (2,009,194)           (27,722,979)            (1,205,784)           (15,924,107)
                                         -----------------     ------------------     ------------------     ------------------
      Net increase/(decrease)                    (90,330)      $        (39,861)               606,071       $      8,272,041
                                         =================     ==================     ==================     ==================

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

5.      Financial instruments

        A summary of outstanding financial instruments at August 31, 1997 is as follows:

        Forward currency contracts

                                                                                                 Net Unrealized
             Settlement                                Units of                                   Appreciation
                Date           Deliver/Receive         Currency             Value                (Depreciation)
          ----------------  ---------------------  -----------------  -------------------  -------------------------
             Buys
               9/12/97              ATS                39,491,490      $     3,118,454      $        (208,546)
              11/07/97              ATS                 8,240,994              653,019                (28,981)
              12/05/97              AUD                 8,789,859            6,467,871                (46,373)
              11/07/97              BEF               301,061,320            8,128,152               (294,324)
              12/05/97              CAD                 2,579,424            1,867,440                (18,560)
              11/07/97              DEM                 4,729,813            2,638,766               (140,860)
              11/07/97              ESP             1,504,580,628            9,898,720               (460,623)
              11/07/97              FRF                83,337,501           13,796,419               (534,280)
              12/05/97              HKD                17,659,468            2,262,903                (12,268)
               9/12/97              IEP                 1,595,930            2,370,860                (60,140)
              11/07/97              NLG                 2,842,678            1,408,434                (55,566)
               9/12/97              NOK                18,927,026            2,539,453               (167,547)
              11/07/97              NOK                52,216,563            7,024,965               (269,690)
              11/07/97              SEK               105,016,001           13,401,508               (192,612)
                                                                                              ------------------
                                                                                            $      (2,490,370)
                                                                                              ==================

             Sales
               9/12/97              AUD                 2,320,727      $     1,705,378      $          94,622
              12/05/97              AUD                 6,344,405            4,672,077                 97,168
              11/07/97              CAD                 7,763,351            5,614,574                (19,568)

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

        Forward currency contracts - continued

                                                                                               Net Unrealized
             Settlement                               Units of                                  Appreciation
                Date          Deliver/Receive         Currency               Value             (Depreciation)
          ---------------   ---------------------  ----------------     ----------------      ------------------
          Sales - continued
              11/07/97              CHF                 7,888,786      $     5,360,091       $        204,405
              11/07/97              FRF                31,621,093            5,236,364                164,335
               9/12/97              GBP                 5,156,051            8,360,595                 70,405
              11/07/97              GBP                 5,119,475            8,281,264               (149,293)
              11/07/97              HKD                10,820,117            1,389,927                  6,073
              12/05/97              HKD               134,784,236           17,287,196                 73,259
              11/07/97              NOK                14,841,173            1,998,677                 35,475
               9/12/97              NZD                   877,561              560,881                 45,119
              11/07/97              SEK                68,950,680            8,808,437                104,756
                                                                                              ------------------
                                                                                             $        726,756
                                                                                              ==================




Currency Abbreviations
        ATS   Austrian Schilling              GBP   British Pound
        AUD   Australian Dollar               HKD   Hong Kong Dollar
        BEF   Belgian Franc                   IEP   Irish Punt
        CAD   Canadian Dollar                 NLG   Netherlands Guilder
        CHF   Swiss Franc                     NOK   Norwegian Kroner
        DEM   German Mark                     NZD   New Zealand Dollar
        ESP   Spanish Peseta                  SEK   Swedish Krona
        FRF   French Franc

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

  Futures Contracts

                                                                                                     Net Unrealized
                                                                                                      Appreciation
      Number of Contracts            Type          Expiration Date        Contract Value             (Depreciation)
     ----------------------      ------------   ---------------------    -----------------        -------------------
              Buys
               14                  All-Ords         September 1997      $         659,867        $          (23,007)
              128                   CAC- 40         September 1997             11,695,320                  (276,515)
               90                    GXU7           September 1997             19,623,364                    98,797
               19                   MIB 30          September 1997              2,300,238                  (107,889)
               4                     TOPIX          September 1997                473,522                   (28,265)
               39                    TXM 7          September 1997              4,866,398                  (159,444)
                                                                                                  -------------------
                                                                                                 $         (496,323)
                                                                                                  ===================

             Sells
               68                  Hang Seng        September 1997      $       6,098,851        $          770,819
               80                    IBEX           September 1997              3,439,847                   132,198
              214                  OMX INDEX        September 1997              6,599,125                   492,132
               30                  FTSE 100         September 1997              5,867,680                   196,645
                                                                                                  -------------------
                                                                                                 $        1,591,794
                                                                                                  ===================



At August 31, 1997 the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                         Value ($)
--------------------------------------------------------------------------------------------------
                STOCK AND EQUIVALENTS - 95.1%
                Australia - 5.0%
      178,341   Adelaide Brighton Ltd                                                     248,212
      421,300   Advance Property Fund                                                     467,230
       75,400   Amalgamated Holdings Ltd                                                  384,874
       83,000   Amcor Ltd                                                                 502,305
    3,114,275   Australia and New Zealand Banking Group Ltd                            22,369,591
      110,000   Australian Gas & Light                                                    692,366
    1,175,334   Australian National Industries Ltd                                      1,346,630
    3,467,667   Boral Ltd                                                              10,110,907
      113,100   Broken Hill Proprietary Ltd                                             1,418,772
    1,131,740   Burns Philp & Co Ltd                                                    1,986,583
      263,569   Caltex Australia Ltd                                                      768,506
       86,050   Capcount Property Trust                                                    58,775
      239,800   Capital Property Trust                                                    394,511
      421,800   Capral Aluminum Ltd                                                     1,347,591
      133,900   Coca-Cola Amatil Ltd                                                    1,364,999
    3,573,987   Coles Myer Ltd                                                         16,639,335
      112,700   Comalco Ltd                                                               562,853
      207,187   Commonwealth Bank of Australia                                          2,288,614
      528,162   Consolidated Rutile Ltd *                                                 271,536
      118,789   Cortecs International Ltd *                                               392,601
       19,400   Coventry Group Ltd                                                         79,078
       89,300   CRA Ltd                                                                 1,318,942
       97,100   CSL Ltd                                                                   606,178
    3,545,496   CSR Ltd                                                                12,551,230
      751,600   Cultus Petroleum *                                                      1,854,762
      326,191   Email Ltd                                                               1,003,802
       99,253   Emperor Mines Ltd *                                                        70,709
       54,382   Energy Resources of Australia Class A                                     213,684
        3,900   Faulding (FH) & Co Ltd                                                     21,769
      304,631   Foodland Associated                                                     2,171,360
    3,213,772   Fosters Brewing Group Ltd                                               6,066,112
       56,990   G E Crane Holdings Ltd                                                    596,452
    1,036,428   General Property Trust Units                                            1,864,951
    3,703,131   Goodman Fielder Ltd                                                     5,303,541
      672,307   Hardie (James) Industries Ltd                                           2,286,182
      138,151   HIH Winterthur International Holdings                                     330,776
       81,300   Incitec Ltd                                                               355,279
      176,000   Jupiters Ltd                                                              411,057
       92,500   KLZ Ltd                                                                   197,016
        6,200   Mayne Nickless Ltd                                                         35,427
      120,780   Metal Manufactures Ltd                                                    248,379
    2,349,679   MIM Holdings Ltd                                                        2,812,926
      250,588   Mirvac Ltd                                                                530,048
       59,994   Mount Leyshon Gold Mines                                                   72,703

              See accompanying notes to the financial statements.             1

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares      Description                                                          Value ($)
--------------------------------------------------------------------------------------------------
                Australia - continued
      482,870   National Australia Bank Ltd                                             6,702,769
      260,800   National Mutual Property Trust                                            210,699
    6,983,807   News Corp Ltd                                                          31,452,604
    2,981,736   News Corp Ltd Preferred 1.19%                                          11,365,768
      153,411   Normandy Mining Ltd                                                       185,910
      303,639   North Broken Hill Peko Ltd                                              1,022,044
    1,615,360   Pacific Dunlop Ltd                                                      4,152,404
      126,600   Pasminco Ltd                                                              229,013
    4,842,670   Pioneer International Ltd                                              16,289,681
      400,221   PMP Communications Ltd                                                    961,191
      121,600   Portman Mining Ltd                                                        283,110
      903,679   Qantas Airways Ltd                                                      1,977,847
        3,300   QBE Insurance Group Ltd                                                    17,887
      535,682   QCT Resources Ltd                                                         625,556
       22,692   QNI Ltd                                                                    34,166
      147,607   Rothmans Holdings Ltd                                                     779,142
    1,444,092   Santos Ltd                                                              6,862,169
    1,513,239   Schroders Property                                                      2,489,532
      228,069   Sea World Property Trust                                                  234,507
       11,300   Seven Network Ltd                                                          45,646
      145,640   Simsmetal Ltd                                                           1,069,653
        3,400   Smith (Howard) Ltd                                                         31,092
      381,800   Southcorp Holdings Ltd                                                  1,317,941
      239,892   Stockland Trust Group                                                     599,042
      115,600   Sydney Harbour Casinos Preferred *                                        157,070
      155,484   Ticor Ltd *                                                                91,356
       18,199   W H Soul Pattison & Co Ltd                                                588,115
      296,148   Walker Corp                                                               252,307
       37,500   Western Mining Corp Holdings Ltd                                          190,039
       79,500   Westfarmers Ltd                                                           772,484
    1,330,708   Westfield Trust Units                                                   2,492,213
      671,691   Westpac Banking Corp                                                    3,892,322
      173,200   Westpac Property Trust                                                    218,796
       82,700   Woodside Petroleum Ltd                                                    662,055
                                                                                ------------------
                                                                                      202,875,284
                                                                                ------------------
                Austria - 1.2%
       78,980   Austrian Airlines *                                                     1,864,081
       47,014   Bank Austria AG (Participating Certificate)                             1,332,288
       44,265   Bau Holding AG Preferred 2.42% (Non Voting)                             2,152,374
       54,007   Brau Union AG                                                           3,031,924
       80,638   Creditanstalt-Bankverein                                                4,952,174
       60,861   Creditanstalt-Bankverein Preferred 1.65%                                2,978,086
        6,426   EA-Generali AG                                                          1,514,124
       33,029   EVN Energie-Versorgung Niederoesterreich AG                             3,949,886
       59,556   OEMV AG                                                                 7,869,688

2              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------
                Austria - continued
       20,516   Oesterreichische Brau Beteiligungs AG                                        1,085,036
      101,814   Oesterreichische Elektrizitaetswirtschafts AG                                6,926,128
      114,581   Oesterreichische Laenderbank AG                                              5,698,095
       38,638   Oesterreichische Laenderbank AG Preferred (Non Voting)                       1,479,220
       59,382   Radex-Heraklith AG                                                           2,292,135
       11,248   RAS Versicherungs AG                                                         1,345,131
       10,948   Wienerberger Baustoffindustrie AG                                            2,125,918
                                                                                     ------------------
                                                                                            50,596,288
                                                                                     ------------------
                Canada - 2.8%
      115,319   Abitibi-Price Inc                                                            2,018,259
       91,300   Anderson Exploration Ltd *                                                   1,137,592
       46,400   Avenor Inc                                                                     868,883
       51,500   BC Telecom Inc                                                               1,238,863
      254,604   BCE Inc                                                                      7,215,721
       42,400   Biochem Pharma Inc *                                                         1,099,355
        3,100   Bombardier Inc Class A                                                          61,176
      192,400   Bombardier Inc Class B                                                       3,734,510
       37,500   Canadian Hotel Inc                                                           1,854,136
        8,012   Canadian Imperial Bank of Commerce                                             207,448
       18,900   Canadian Natural Resources *                                                   486,640
      147,200   Canadian Tire Corp Ltd Class A                                               2,761,756
       53,000   Canfor Corp                                                                    572,581
      149,011   Cominco Ltd                                                                  3,863,586
       16,500   Cott Corp                                                                      157,460
      227,600   Dofasco Inc                                                                  4,639,044
      396,418   Domtar Inc                                                                   3,283,379
       88,700   Donohue Inc Class A                                                          2,018,740
       83,400   Edperbrascan Corp Class A Ltd (Voting Shares)                                1,417,581
        5,500   Extendicare (Voting Shares) *                                                   87,148
      157,307   Fletcher Challenge Canada Ltd Class A                                        2,690,800
      190,402   Gulf Canada Resources Ltd *                                                  1,556,457
       17,900   Hollinger Inc                                                                  164,374
       59,010   Hudsons Bay Co                                                               1,487,522
      136,400   Imasco Ltd                                                                   3,875,530
      110,107   Imperial Oil Ltd                                                             6,066,611
      100,000   Inco Ltd                                                                     2,704,455
      149,500   Inmet Mining Ltd *                                                             839,857
      110,735   Laidlaw Inc                                                                  1,619,014
      339,919   Macmillan Bloedel Ltd                                                        4,259,851
       19,300   Magna International Class A                                                  1,278,836
       49,400   MDS Inc Class B                                                              1,031,798
      297,000   Methanex Corp *                                                              2,492,023
       82,100   Molson Co Ltd, Class A                                                       1,507,832
      118,000   Moore Corporation Ltd                                                        2,371,133
      121,500   Newbridge Networks Corp *                                                    5,534,859

              See accompanying notes to the financial statements.             3

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                   Value ($)
------------------------------------------------------------------------------------------------
                Canada - continued
       98,202   Norcen Energy Resource                                                2,365,845
      420,100   Nova Corp of Alberta                                                  3,555,169
      129,100   Nova Scotia Power Inc                                                 1,338,932
       19,100   Pegasus Gold Inc *                                                       81,162
       11,400   Potash Corp of Saskatchewan                                             844,460
       57,000   Provigo Inc *                                                           312,003
       39,800   Quebecor Inc Class B                                                    742,425
       59,500   Ranger Oil Ltd                                                          572,095
       66,100   Rogers Cantel Mobile Communications Class B *                         1,321,095
      135,600   Seagram Ltd                                                           4,736,649
        6,900   Slocan Forest Products Ltd                                               58,889
        3,600   Southam Inc                                                              66,117
        3,600   Spar Aerospace Ltd                                                       28,391
       45,100   Suncor Energy Inc                                                     1,414,603
       93,106   Teck Corp Class B                                                     1,743,495
      119,500   Telus Corp                                                            2,375,455
       42,900   Thomson Corp                                                            977,914
       47,600   Total Petroleum North America                                           471,389
      251,700   Transalta Corp                                                        3,136,166
      184,100   Transcanada Pipelines Ltd                                             3,447,441
       73,401   United Dominion Inds Ltd                                              1,995,670
            1   Westaim Corp *                                                                5
      181,100   Westcoast Energy Inc                                                  3,463,002
       14,300   Weston George Ltd                                                       966,585
                                                                              ------------------
                                                                                    114,219,767
                                                                              ------------------
                Finland - 0.3%
       13,000   Cultor OY Class 1                                                       659,606
      341,000   Enso OY Class A                                                       2,988,524
       22,638   Instrumentarium OY, Class A                                             760,183
        7,891   Instrumentarium OY, Class B                                             232,949
       41,100   Kesko OY                                                                530,822
       37,100   Metra AB Class A                                                      1,115,759
       16,800   Metra AB Class B                                                        468,053
       76,000   Partek OY                                                             1,388,217
      187,494   Rautaruukki OY                                                        1,857,678
        2,000   Stockmann AB Class A                                                    110,703
          700   Stockmann AB Class B                                                     36,938
       90,100   Valmet OY                                                             1,306,640
                                                                              ------------------
                                                                                     11,456,072
                                                                              ------------------
                France - 8.8%
       37,749   Accor SA                                                              5,663,439
       11,947   Air Liquide L Shares                                                  1,829,818
       58,431   Alcatel Alsthom Cie Generale d'Electricite SA                         7,167,202
      300,591   Assurances Generales De France (Bearer)                              10,753,977
      443,293   Banque Nationale de Paris                                            18,928,841

4              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                  Value ($)
-----------------------------------------------------------------------------------------------
                France - continued
       36,642   Bertrand Faure SA                                                    1,788,151
       41,560   Bouygues                                                             3,330,007
       14,554   Canal Plus                                                           2,349,084
        2,085   Carrefour                                                            1,258,459
       73,878   Casino Guichard-Perrachon                                            3,678,370
       58,929   Cerus *                                                                340,040
       17,628   CGIP                                                                 4,940,664
      173,541   Cie Bancaire SA                                                     19,140,867
       26,888   Ciments Francais                                                     1,006,277
       18,016   Club Mediterranee SA *                                               1,445,023
      136,499   Credit Commercial de France                                          6,767,002
       53,837   Credit Local de France SA                                            4,650,991
      159,043   Credit Lyonnais *                                                    8,600,462
       33,582   Credit National                                                      1,993,161
      287,130   Elf Aquitaine SA                                                    31,953,301
          241   Elf Gabon                                                               55,308
       13,772   Elf Sanofi SA                                                        1,323,729
       50,158   Eridania Beghin-Say SA                                               6,532,820
      660,500   Euro Disney SCA (Bearer) *                                             936,493
    1,497,128   Eurotunnel SA Units (Bearer) *                                       1,740,129
      159,353   Financiere de Paribas SA                                            10,992,217
      113,942   FINEXTEL                                                             1,927,368
      143,199   GAN (Group Assurances National) *                                    3,305,228
        2,305   Gaz Et Eaux                                                            986,147
       60,617   Generale Des Eaux                                                    6,775,752
       24,647   Generale Des Eaux Warrants 5/2/2001 *                                   13,816
       49,500   Groupe Danone                                                        7,377,463
        5,158   Labinal SA                                                           1,233,056
      324,474   Lafarge Coppee SA                                                   20,970,045
       33,240   Lagardere Groupe                                                       890,528
       70,478   Lyonnaise Des Eaux                                                   7,099,507
      174,420   Michelin SA Class B                                                  9,805,823
       53,266   Nord-Est                                                             1,049,425
      140,507   Peugeot SA                                                          15,775,330
        6,690   Pinault Printemps Redoute                                            2,858,871
      128,430   Renault SA *                                                         3,260,773
      542,468   Rhone Poulenc SA Class A                                            19,926,118
      104,856   Saint-Gobain                                                        14,417,592
       66,730   Seita                                                                2,057,293
       79,180   SGS Thomson Microelectronics *                                       7,323,383
       21,630   Societe Eurafrance                                                   8,201,962
      212,770   Societe Generale Paris                                              26,449,358
       85,516   Sommer Allibert                                                      3,038,282
      138,511   SPIE Batignolles                                                     7,382,838
       12,360   Synthelabo                                                           1,493,674

              See accompanying notes to the financial statements.            5

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                France - continued
       13,180   Technip SA (Compagnie Francaise)                                        1,594,942
      110,983   Thomson CSF                                                             2,984,309
      131,520   Total SA                                                               12,337,792
      182,820   Usinor Sacilor                                                          3,173,843
       21,622   Vallourec                                                               1,290,440
       95,605   Worms et Compagnie SA                                                   5,212,526
                                                                                ------------------
                                                                                      359,379,316
                                                                                ------------------
                Germany - 8.0%
       52,750   Adidas AG                                                               6,373,427
      218,445   AGIV AG *                                                               5,096,625
      376,250   Bankgesellschaft Berlin AG                                              9,238,258
      581,600   BASF AG                                                                19,998,911
      422,950   Bayer AG                                                               15,603,205
      196,550   Bayerische Hypotheken und Wechsel - Bank AG                             7,206,233
          850   Bayerische Motorenwerke AG                                                604,394
      153,140   Berliner Kraft & Licht Class A                                          3,211,418
      321,895   BHF Bank AG                                                             8,985,487
        4,650   Brau und Brunnen *                                                        369,386
      817,166   Continental AG                                                         19,882,716
       34,936   Deutsche Babcock & Wilcox *                                             2,222,133
        1,750   DLW AG *                                                                  179,749
      365,900   Douglas Holdings AG                                                    12,785,107
       38,440   Draegerwerk AG Preferred                                                  811,444
      303,828   FAG Kugelfischer                                                        5,535,960
       34,050   Fresenius AG Preferred .82 (Non Voting)                                 6,620,282
       11,550   Friedrich Krupp AG                                                      2,476,627
       28,750   Gerresheimer Glas AG                                                      367,331
        6,537   Hamburgische Electricitaets-Werke AG                                    1,597,800
       46,655   Heidelberg Port-Zement                                                  3,485,875
      165,350   Henkel KGAA Preferred                                                   8,367,850
       28,250   Hochtief AG                                                             1,333,917
      394,563   Klockner Humboldt Deutz *                                               3,254,874
       21,714   Klockner-Werke AG *                                                     1,411,292
       17,000   Kolbenschmidt *                                                           259,701
    2,464,550   Lufthansa AG                                                           49,560,709
       23,400   MAN AG                                                                  6,434,464
      435,172   Metallgesellschaft *                                                    9,790,554
       97,800   Phoenix AG                                                              1,711,357
        7,066   Porsche AG Preferred (Non Voting) .12%                                 10,205,594
       11,050   Preussag AG                                                             3,109,088
       69,550   Puma AG Preferred                                                       1,734,742
      164,000   RWE Preferred                                                           6,331,695
      172,609   Schering AG                                                            16,847,152
       61,550   Schwarz Pharma AG                                                       4,523,548
      274,950   Siemens AG                                                             16,908,016

6              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                       Value ($)
---------------------------------------------------------------------------------------------------
                Germany - continued
      291,642   SKW Trostberg AG                                                         9,720,590
        5,450   Strabag Bau AG *                                                           427,487
        1,100   Suedzucker AG                                                              504,125
       10,700   Thyssen AG                                                               2,466,739
      240,200   Veba AG                                                                 13,076,466
       52,850   Viag AG                                                                 22,004,319
        5,274   Villeroy and Boch AG *                                                     846,699
                                                                                 ------------------
                                                                                       323,483,346
                                                                                 ------------------
                Hong Kong - 9.3%
    1,990,000   Allied Group Ltd *                                                         558,556
   18,490,000   Allied Properties Ltd                                                    4,438,173
    3,617,200   Allied Properties Ltd Warrants 7/3/00 *                                    396,776
   10,851,500   Amoy Properties Ltd                                                     10,922,919
      418,000   ASM Pacific Technology                                                     302,078
   13,322,000   Cathay Pacific Airways Ltd                                              21,661,789
    3,470,500   Century City International                                               1,074,874
      224,000   Champion Technology Holdings                                                63,595
    1,241,600   Champion Technology Holdings Warrants 6/30/98 *                            201,886
    2,287,000   Cheung Kong Holdings                                                    24,274,842
    2,944,500   China Light & Power Co                                                  13,641,444
    7,770,000   China Overseas Land & Investment Ltd                                     5,715,447
    1,394,122   Chinese Estates Holdings Ltd                                             1,241,378
    3,470,000   CP Pokphand Co                                                           1,130,694
        4,000   Dah Sing Financial Services                                                 16,725
    1,193,800   Dao Heng Bank                                                            5,083,933
        1,129   Denway Investments *                                                           299
      769,766   Dickson Concept International Ltd                                        2,920,521
    3,341,300   Elec & Eltek International Holdings Ltd                                  1,142,656
      276,100   Furama Hotel Enterprises Ltd                                             1,150,862
    1,094,000   Gold Peak Industry                                                         656,485
      293,200   Gold Peak Industry Warrants 12/31/25 * *                                    28,378
    4,124,509   Great Eagle Holdings Ltd                                                12,055,766
    1,452,700   Guoco Group                                                              5,642,827
    9,756,700   Hang Lung Development Co Ltd                                            17,627,281
      176,000   Harbour Centre Development Ltd                                             272,551
   14,630,000   Henderson Investment Ltd                                                15,481,481
    3,362,000   Henderson Land Development Co Ltd                                       27,875,661
    2,263,280   HKR International Ltd                                                    2,891,531
      648,700   Hong Kong Ferry Co Ltd                                                   1,268,268
       65,186   Hong Kong Land Holdings                                                    188,388
    1,299,600   Hongkong Aircraft Engineering Co Ltd                                     4,276,655
    7,412,800   Hongkong Electric Holdings Ltd                                          25,972,063
    1,223,000   Hysan Development Co Ltd                                                 3,551,103
       26,000   Innovative International                                                     8,556
      403,324   Jardine Strategic Warrants 5/02/98 *                                       177,463

              See accompanying notes to the financial statements.            7

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                Hong Kong - continued
       25,740   Johnson Electric Holdings Ltd                                             57,798
    4,310,622   Kumagai Gumi Hong Kong Ltd                                             8,093,890
    2,468,800   Lai Sun Development                                                    2,453,189
      828,700   Lai Sun Garment International Ltd                                        999,916
      585,855   Lai Sun Hotel International Warrants 4/30/99 *                            42,338
       71,887   Leading Spirit Warrants 12/31/99 *                                        32,933
      826,000   Liu Chong Hing Bank Ltd                                                2,201,174
    1,386,000   Liu Chong Hing Investment Ltd                                          1,940,650
    1,422,462   Mandarin Oriental                                                      1,593,157
    1,589,800   New Asia Realty & Trust A Shares                                       5,826,600
    3,738,467   New World Development Co Ltd                                          23,350,342
    1,263,000   Oriental Press Group                                                     435,995
      729,000   Oriental Press Group Warrants 10/2/98 *                                   28,223
       18,000   Pacific Concord Holdings Ltd                                              10,976
    4,120,000   Paul Y- ITC Construction Holdings Ltd                                  1,222,867
      112,000   Realty Development Corp Ltd Class A                                      430,714
   49,650,371   Regal Hotels International Ltd                                        13,615,568
    1,172,000   Shanghai Petrochemical Co Class H                                        487,766
      368,000   Shangri LA Asia                                                          377,546
    1,219,000   Shaw Brothers Ltd                                                      1,211,292
      449,000   Shell Electric Co Ltd                                                    252,052
    7,983,000   Shun Tak Holdings Ltd                                                  4,507,114
    9,975,000   South China Morning Post Ltd                                           7,981,030
    2,791,000   Sun Hung Kai Properties Ltd                                           31,695,445
    1,185,600   Sun Hung Kai & Co Ltd Warrants 2/18/00 *                                 325,126
      595,000   Swire Pacific Ltd Class A                                              4,549,458
    4,297,500   Swire Pacific Ltd Class B                                              6,239,112
    1,235,907   Tai Cheung Holdings Ltd                                                  917,082
       24,000   Texwinca Holdings Ltd                                                     17,499
    3,936,000   Wharf Holdings Ltd                                                    14,247,619
   11,974,800   Wheelock & Co Ltd                                                     24,879,892
      165,804   Wing Lung Bank                                                         1,016,349
      279,900   Winsor Industrial Corp Ltd                                                79,466
      183,550   Winsor Properties Holdings Ltd                                           293,718
       68,000   World Trade Centre Group Ltd                                              32,030
    2,667,000   Yizheng Chemical Fibre Co                                              1,944,580
    1,099,200   Yue Yuen Industrial Holdings                                           2,475,292
                                                                               ------------------
                                                                                     379,779,702
                                                                               ------------------
                Italy - 4.6%
    2,363,166   Alitalia Linee Aeree Italiane Class A *                                1,429,411
      197,000   Alleanza Assicurazioni SPA                                             1,644,739
      886,500   Assicurazioni Generali SPA                                            18,729,884
    2,349,222   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%       5,590,511
      955,000   Banca Commerciale Italiana SPA                                         2,386,544
      151,000   Banca Commerciale Italiana SPA (Non Convertible)                         301,022

8              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                                              Value ($)
-------------------------------------------------------------------------------------------------------
                Italy - continued
    6,466,357   Banca di Roma *                                                              5,765,975
    1,189,263   Banca Fideuram SPA                                                           4,120,227
       80,400   Banca Popolare di Bergamo Credit                                             1,079,942
      462,000   Banca Popolare di Milano                                                     2,471,760
      199,200   Banca Toscana                                                                  442,364
    1,934,650   Banco di Napoli di Risp *                                                      928,480
      206,000   Bulgari SPA                                                                  1,222,635
      461,300   Cartiere Burgo SPA                                                           2,625,213
      715,500   Cementir SPA                                                                   491,709
    1,348,343   COFIDE SPA *                                                                   449,523
      154,250   Comau Finanziaria SPA                                                          480,962
    1,552,500   Credito Italiano                                                             3,218,384
    1,991,000   Credito Italiano (Non Convertible)                                           2,295,518
    1,976,700   Dalmine SPA *                                                                  471,524
       21,300   Edison SPA                                                                      99,683
       44,150   Ericsson SPA                                                                   761,032
      399,600   Falck Acciaierie and Ferriere Lombarde                                       1,565,986
    1,965,200   Fiat SPA                                                                     6,049,499
    3,072,700   Fiat SPA Preferred                                                           4,772,994
    5,259,720   Fiat SPA (Non Convertible)                                                   8,797,542
      310,000   Finmeccanica SPA *                                                             218,322
    1,109,940   Gilardini SPA                                                                1,834,450
      588,000   Grassetto SPA (c) *                                                                  3
    3,691,570   HPI SPA *                                                                    1,675,218
      754,900   IFI Istituto Finanziario Preferred 2.46%                                     8,596,412
    1,999,850   IFIL Finanziaria di Partecipazioni SPA (Non Convertible)                     3,384,754
    1,327,000   Industriali Riunite SPA (Non Convertible) *                                    493,657
    1,876,100   Industriali Riunite SPA *                                                    1,324,465
      815,500   Istituto Bancario San Paolo                                                  5,696,951
      589,000   Istituto Mobilaire Italiano                                                  5,484,539
    5,058,792   Istituto Nazionale Delle Assicurazioni                                       7,398,394
      477,650   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                  1,157,024
       46,400   Italmobiliare SPA                                                              736,569
       12,200   Luxottica Group Sponsored ADR                                                  712,175
      441,500   Mediobanco SPA                                                               2,881,139
   11,909,798   Montedison SPA                                                               7,237,717
    2,706,400   Montedison SPA (Non Convertible)                                             1,337,287
      987,067   Montefibre SPA                                                                 577,427
    3,923,593   Parmalat Finanziaria SPA                                                     6,094,733
      508,975   Pirelli and Co                                                                 742,922
      195,500   RAS SPA                                                                      1,663,861
       60,800   Rinascente per l'Esercizio di Grandi Magazzini SPA Preferred 5.59%             132,084
       23,300   Rinascente per l'Esercizio di Grandi Magazzini SPA (Non Convertible)            66,167
      214,700   SAFFA SPA *                                                                    360,942
    3,208,072   SMI (Societa Metallurgica Italy) *                                           1,297,291

              See accompanying notes to the financial statements.            9

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                                                Value ($)
-------------------------------------------------------------------------------------------------------
                 Italy - continued
       234,336   Stefanel SPA *                                                                  358,018
     6,327,500   Telecom Italia Mobile SPA                                                    21,921,759
       816,269   Telecom Italia Mobile SPA (Non Convertible)                                   1,367,630
     2,598,220   Telecom Italia SPA di Risp                                                   15,465,024
     1,896,266   Telecom Italia SPA di Risp (Non Convertible)                                  6,709,663
        33,500   Toro Assicurazioni                                                              417,631
                                                                                     --------------------
                                                                                             185,537,291
                                                                                     --------------------
                 Japan - 15.7%
        48,300   Advantest Corp                                                                4,416,826
        42,000   Aiwa Co                                                                         813,534
        98,000   Alps Electric Co Ltd                                                          1,165,018
       400,000   Amada Co Ltd                                                                  2,713,443
     1,418,000   Aoki Corp *                                                                     848,749
       157,300   Aoyama Trading                                                                4,236,861
       303,000   Asahi Breweries Ltd                                                           4,508,854
       112,000   Asics Corp *                                                                    179,699
        92,000   Bandai Co                                                                     1,988,528
       320,000   Bank of Tokyo-Mitsubishi                                                      5,825,921
       226,000   Banyu Pharmaceutical Co Ltd                                                   3,795,162
       176,000   Canon Sales Co Inc                                                            3,570,039
       155,000   Casio Computer Co                                                             1,352,980
       106,100   Chubu Electric Power Co Inc                                                   1,781,711
        10,000   Chudenko Corp                                                                   229,446
       330,000   Chugai Pharmaceutical Co Ltd                                                  2,770,804
        99,400   Chugoku Electric Power Co Inc                                                 1,611,356
       318,000   Citizen Watch Co                                                              2,455,915
       939,000   Cosmo Oil Co Ltd                                                              3,044,393
        43,700   Credit Saison Co                                                              1,129,828
       220,300   CSK Corp                                                                      7,490,456
       715,000   Dai Ichi Kangyo Bank                                                          8,321,556
     1,115,000   Daicel Chemical Industries Ltd                                                3,170,089
       285,000   Daiichi Seiyaku Co Ltd                                                        4,857,012
       116,000   Dainippon Pharmaceutical Co Ltd                                                 665,392
       271,000   Dainippon Printing Co Ltd                                                     5,677,280
       334,000   Dainippon Screen Manufacturing Co Ltd                                         3,137,584
       288,800   Daito Trust Construction Co Ltd                                               3,193,150
        90,000   Daiwa House Industry Co Ltd                                                   1,039,987
       519,000   Daiwa Securities Co Ltd                                                       3,279,076
       133,000   Denso Corp                                                                    2,874,719
           913   East Japan Railway Co                                                         4,174,495
       116,000   Eisai Co Ltd                                                                  2,208,330
        89,000   Ezaki Glico Co Ltd                                                              669,590
       112,400   Fanuc Co                                                                      4,316,967
       196,000   Fuji Bank                                                                     2,395,212
       936,000   Fuji Heavy Industries Ltd                                                     4,131,815

10              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                                         Value ($)
-----------------------------------------------------------------------------------------------
                 Japan - continued
       286,900   Fuji Photo Film Co Ltd                                               11,066,722
       344,000   Fujikara Ltd                                                          2,888,353
       542,000   Fujisawa Pharmaceutical Co Ltd                                        5,271,760
     1,374,000   Fujitsu Ltd                                                          16,448,250
        29,000   Fukuyama Transporting Co Ltd                                            144,650
       193,000   Furukawa Electric Co Ltd                                              1,091,030
        84,000   Gakken Co Ltd *                                                         358,933
       105,000   General Sekiyu (KK)                                                     611,023
       374,000   Green Cross Corp                                                      1,336,936
       579,000   Hankyu Corp                                                           2,878,394
     1,011,000   Haseko Corp *                                                           949,730
       100,000   Heiwa Corp                                                            1,795,660
           300   Hirose Electric                                                          21,074
     2,268,300   Hitachi Ltd                                                          20,931,191
       106,000   Hitachi Maxell Ltd                                                    2,396,874
       252,000   Hitachi Metals Ltd                                                    1,330,285
       102,000   Hokkaido Electric Power                                               1,712,861
       303,000   Hokuriku Bank Ltd                                                       937,036
       151,000   House Foods Corp                                                      2,560,811
        21,000   Hoya Corp                                                               892,094
         6,000   Hyogo Bank Ltd (c) *                                                          1
       225,000   INAX Corp                                                             1,103,583
       332,000   Industrial Bank of Japan                                              4,581,594
        97,000   Intec Inc                                                             1,104,747
        95,000   Isuzu Motors Ltd                                                        268,518
       115,000   Ito-Yokado                                                            6,214,149
        18,000   Japan Airport Terminal Co Ltd                                           190,041
       366,000   Japan Energy Co Ltd                                                     648,084
       597,000   Japan Synthetic Rubber Co Ltd                                         4,565,966
         1,269   Japan Tobacco Inc                                                    10,222,471
       276,000   JGC Corp                                                              1,170,172
       157,000   Joshin Denki Co Ltd                                                   1,121,149
       155,000   Joyo Bank                                                               876,216
       379,000   Kamigumi Co Ltd                                                       1,748,649
       101,000   Kandenko Co                                                             692,701
       213,000   Kaneka Corp                                                           1,324,499
       179,200   Kansai Electric Power                                                 3,351,900
        42,000   Kansai Paint Co Ltd                                                     136,520
       465,000   Kao Corp                                                              6,880,871
        86,000   Keihin Electric Express Railway Co Ltd                                  356,040
       135,000   Kenwood Corp                                                            553,288
       129,000   Kikkoman Corp                                                           729,238
        56,000   Kinden Corp                                                             777,455
       417,000   Kinki Nippon Railway Co Ltd                                           2,353,837
       489,000   Kirin Brewery Co Ltd                                                  3,971,677

              See accompanying notes to the financial statements.            11

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                                        Value ($)
------------------------------------------------------------------------------------------------
                 Japan - continued
        83,000   Kissei Pharmaceutical Co Ltd                                           1,517,998
        25,000   Kokusai Denshin Denwa                                                  1,598,221
        96,000   Kokusai Electric                                                       1,691,911
        97,000   Kokusai Kogyo Co Ltd                                                     576,565
        79,000   Kokuyo Co Ltd                                                          1,884,862
        62,000   Komori Corp                                                            1,304,015
       414,000   Konica Corp                                                            2,388,528
       208,000   Koyo Seiko Co Ltd                                                      1,430,011
       442,000   Kubota Corp                                                            1,785,784
       628,000   Kumagai Gumi Co Ltd                                                      694,355
       465,000   Kurabo Industries Ltd                                                    985,743
        25,000   Kurita Water Industries Ltd                                              660,903
       105,000   Kyocera Corp                                                           6,633,968
        90,000   Kyowa Exeo Corp                                                          867,903
       331,000   Kyowa Hakko Kogyo Co Ltd                                               1,939,937
       182,300   Kyushu Electric Power Co Inc                                           2,970,388
           500   Long Term Credit Bank of Japan                                             2,482
        36,400   Mabuchi Motor Co                                                       1,942,705
       114,000   Makino Milling Machine Co Ltd                                            793,233
       130,000   Makita Corp                                                            1,783,172
       101,000   Matsushita Communications                                              3,299,776
       914,000   Matsushita Electric Industrial Co Ltd                                 16,868,235
        30,000   Matsushita Electric Works Ltd                                            324,217
        67,000   Matsushita Kotubuki                                                    2,188,960
       235,000   Mazda Motor Corp *                                                       800,981
       140,000   Meiji Seika Kaisha Ltd                                                   636,628
       225,000   Minolta Co Ltd                                                         1,290,631
       883,000   Mitsubishi Electric Corp                                               4,059,348
       640,000   Mitsubishi Gas Chemical Co Inc                                         2,426,137
       674,000   Mitsubishi Oil Co Ltd *                                                2,353,313
       395,000   Mitsubishi Paper Mills Ltd                                             1,034,375
       219,000   Mitsubishi Rayon Co Ltd                                                  833,835
       344,000   Mitsubishi Steel Manufacturing *                                         689,201
       459,000   Mitsui Engineering & Shipbuilding *                                      755,524
       463,000   Mitsui Fudosan Co Ltd *                                                5,388,644
       318,000   Mitsui Mining & Smelting Co Ltd                                        1,292,726
       989,000   Mitsui OSK Lines *                                                     1,743,021
         8,000   Mochida Pharmaceutical Co Ltd                                             59,855
        38,000   Murata Manufacturing Co Ltd                                            1,551,085
       100,000   Nagoya Railroad Co Ltd                                                   369,939
        27,900   Namco Ltd                                                                943,994
       131,000   National House Industrial                                              1,709,785
       937,000   NEC Corp                                                              10,515,837
       470,000   New Japan Securities Co Ltd *                                            898,662
       405,000   New Oji Paper Co Ltd                                                   2,053,787

12              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                           Value ($)
--------------------------------------------------------------------------------
                 Japan - continued
       143,000   NGK Spark Plug Co                                     1,224,458
       107,000   Nichicon Corp                                         1,325,380
       231,000   Nichii Co Ltd                                         2,630,892
       179,000   Nichirei                                                611,597
       390,000   Nihon Cement Co Ltd                                   1,160,695
       941,000   Nikko Securities                                      4,451,151
        45,000   Nikon Corp                                              744,451
       128,000   Nintendo Co Ltd                                      10,577,105
       362,000   Nippon Carbon Co Ltd *                                  827,583
       143,000   Nippon Chemical                                         677,612
        74,000   Nippon Comsys                                         1,051,958
     1,384,000   Nippon Credit Bank                                    2,370,139
       264,000   Nippon Light Metal                                      706,692
       199,000   Nippon Meat Packers Inc                               2,398,786
     3,891,000   Nippon Oil Co Ltd                                    17,434,941
       359,000   Nippon Paper Industries                               2,083,149
       185,000   Nippon Shokubai Corp                                  1,353,396
       175,000   Nippon Soda Co Ltd                                    1,498,462
         4,725   Nippon Telegraph & Telephone                         44,386,483
         3,400   Nippon Television Network                             1,195,611
       221,000   Nishimatsu Construction                               1,304,431
     1,417,000   Nissan Motor Co Ltd                                   9,164,735
       383,000   Nisshinbo Industries Inc                              2,483,498
       937,000   Nissho Iwai Corp                                      3,528,647
        63,000   Nissin Food Products Co Ltd                           1,466,456
       349,000   Nitto Denko Corp                                      6,063,763
       301,000   Nomura Securities Co Ltd                              4,003,658
       171,000   Odakyu Electric Railway Co Ltd                          865,733
       631,000   Oki Electric Industry                                 2,255,632
       112,000   Okuma Corp                                              689,002
       254,000   Okumura Corp                                          1,425,306
       206,000   Olympus Optical Co Ltd                                1,469,349
       249,000   Omron Corp                                            4,636,794
        67,000   Ono Pharmaceutical Co Ltd                             2,088,702
       172,000   Onward Kashiyama Co Ltd                               2,645,274
       245,000   Pioneer Electronics Corp                              4,888,187
        24,000   Q.P. Corp                                               199,518
       942,000   Renown Inc *                                          1,621,033
       321,000   Ricoh Co Ltd                                          4,349,738
         6,000   Rohm Co Ltd                                             623,493
       164,000   Royal Co Ltd                                          2,808,546
        86,000   Sagami Railway Co Ltd                                   275,252
       284,000   Sakura Bank Ltd                                       1,676,282
       144,000   Sanden Corp                                             987,613
       100,000   Sankyo Co Ltd                                         3,042,647

              See accompanying notes to the financial statements.             13

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                       Value ($)
--------------------------------------------------------------------------------
                 Japan - continued
       143,000   Sanwa Bank Ltd                                        1,783,191
       163,000   Sapporo Breweries Ltd                                 1,159,930
        50,500   Secom Co Ltd                                          3,597,847
        10,400   Sega Enterprises                                        297,415
        61,000   Seino Transportation Co Ltd                             608,529
       146,000   Sekisui Chemical Co Ltd                               1,238,008
       398,000   Sharp Corp                                            4,003,492
       169,000   Shikoku Electric Power                                2,739,629
       108,000   Shin-Etsu Chemical Co Ltd                             2,765,317
       350,000   Shionogi and Co Ltd                                   2,359,714
       544,000   Shiseido Co Ltd                                       8,909,136
     1,633,000   Showa Denko                                           3,176,673
       372,000   Showa Shell Sekiyu                                    2,582,260
       121,000   Skylark Co Ltd                                        1,679,857
        97,000   Snow Brand Milk Products Co Ltd                         400,773
       187,000   Stanley Electric Co Ltd                                 803,716
       285,000   Sumitomo Bank                                         4,217,308
     1,000,000   Sumitomo Corp                                         8,313,243
         8,000   Sumitomo Forestry Co Ltd                                 77,147
       314,000   Sumitomo Heavy Industries Ltd                           991,936
       118,000   Taisho Pharmaceutical Co Ltd                          2,893,840
       147,000   Taiyo Yuden Co Ltd                                    1,723,086
        35,000   Takashimaya Co                                          389,891
       243,000   Takeda Chemical Industries Ltd                        6,484,579
       101,000   Takuma Corp                                           1,225,871
       240,000   Tanabe Seiyaku Co Ltd                                 1,807,632
           200   TDK Corp                                                 15,396
       189,000   Teijin Ltd                                              768,318
       220,000   Teikoku Oil Co Ltd                                      843,129
       191,000   Terumo Corp                                           3,493,225
         1,420   Toho Co Ltd                                             195,960
       191,600   Tohoku Electric Power Co Inc                          3,121,922
        51,000   Tokyo Broadcasting System Inc                           860,670
       481,000   Tokyo Construction Co Ltd                               627,791
       159,000   Tokyo Electric Co Ltd                                   572,342
         9,400   Tokyo Electric Power                                    179,732
       287,000   Tokyo Electron                                       15,627,650
       135,000   Tokyo Steel Manufacturing Co                          1,100,964
       100,000   Tokyo Style Co Ltd                                    1,180,481
       318,000   Tokyu Department Store Co Ltd                           793,083
       333,000   Toppan Printing Co Ltd                                4,789,176
     1,054,000   Toshiba Corp                                          5,835,597
        62,000   Tostem Corp                                           1,293,707
        48,000   Toyo Suisan Kaisha                                      478,843
       441,000   Toyo Trust & Banking Co Ltd                           3,592,817

14            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                 Value ($)
--------------------------------------------------------------------------------
                 Japan - continued
       210,000   Toyobo Co Ltd                                          415,496
       133,000   Uniden Corp                                          1,868,568
       124,000   Victor Co of Japan Ltd                               1,505,030
       174,000   Wacoal Corp                                          2,010,641
        63,000   Yakult Honsha Co Ltd                                   618,007
       148,000   Yamaha Corp                                          2,288,470
       170,000   Yamaha Motor Co                                      1,540,444
       526,000   Yamaichi Securities Co Ltd                           1,031,973
       305,000   Yamanouchi Pharmaceutical Co Ltd                     7,302,353
       209,000   Yamato Transport Co Ltd                              2,519,328
       115,000   Yamazaki Baking Co Ltd                               1,586,998
       182,000   Yokogawa Electric Corp                               1,201,330
        67,000   Yoshitomi Pharmaceutical Industries Lt                 437,235
                                                             -------------------
                                                                    637,350,516
                                                             -------------------
                 Malaysia - 2.3%
       284,000   Aluminum Co of Malaysia                                253,267
     1,156,000   Amalgamated Steel Mills Berhad                         515,452
       319,000   AMMB Holdings Berhad                                 1,137,918
       949,000   Arab Malaysian Finance (Foreign Registered)            895,130
        27,000   Ayer Hitam Tin Dredging *                               28,709
       138,000   Berjaya Group                                           79,993
       961,000   Berjaya Leisure Berhad (d)                           1,796,416
     1,537,300   Berjaya Sports Toto                                  4,218,282
       324,000   Cement Industries of Malaysia Berhad                   462,302
       201,000   DMIB Berhad                                            112,375
       901,800   Edaran Otomobil Berhad                               3,247,779
       888,000   Ekran Berhad                                         1,041,660
       317,200   Esso Malaysia Berhad                                   565,749
       143,400   Faber Group Berhad *                                    76,729
       204,000   Golden Hope Plantations Berhad                         268,688
       118,000   Guinness Anchor Berhad                                 202,367
       115,000   Highlands and Lowlands Berhad                          113,994
       314,400   Hong Leong Industries Berhad                           695,551
     2,504,000   Hong Leong Properties Berhad                         1,820,779
       429,600   IGB Corp Berhad                                        294,701
     1,611,000   IOI Corporation Berhad                               1,447,717
       342,000   Johan Holdings Berhad                                  191,206
       999,000   Kedah Cement Berhad                                    993,689
     1,418,058   Kuala Lumpur Kepong Berhad (Singapore)               2,587,663
       659,000   Kumpulan Guthrie Berhad                                696,183
        11,000   Magnum Corp Berhad                                      10,225
       996,750   Malayan Cement Berhad                                1,217,091
     1,219,000   Malayan United Industries Berhad                       627,165
       307,000   Malayawata Steel                                       304,315
       976,000   Malaysia Mining Corp Berhad                            716,271

             See accompanying notes to the financial statements.             15

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                      Value ($)
-------------------------------------------------------------------------------
                 Malaysia - continued
     1,662,000   Malaysian Airline Systems                            3,163,814
       692,000   Malaysian Helicopter Berhad                            344,161
     1,513,600   Malaysian International Ship (Alien Market)          3,114,937
        44,000   Malaysian Mosaics                                       32,749
       187,000   Malaysian Oxygen Berhad                                718,367
       493,000   Malaysian Pacific Industries                         1,344,315
        19,000   Malaysian Plantations                                   11,470
     1,937,333   Malaysian Resources Corp                             1,561,562
        66,100   Matsushita Electric                                    385,423
     4,733,000   MBF Capital Berhad                                   4,448,095
     1,222,000   MBF Holdings Berhad                                    414,948
       339,000   Mulpha International                                   145,344
       839,000   Multi Purpose Holdings                                 653,243
        79,000   Nestle Malaysia                                        501,286
       431,000   New Straits Times                                    1,921,797
     1,239,500   Oriental Holdings Berhad                             4,463,986
        66,000   OYL Industries Berhad                                  303,344
     1,489,600   Pan Malaysia Cement                                  1,282,420
       858,500   Perlis Plantations                                   2,120,117
     2,731,000   Perusahaan Otomobil                                  7,962,099
       609,600   Petronas Dagangan Berhad                               857,266
     1,046,000   Petronas Gas Berhad                                  2,888,115
     3,828,866   Public Bank Berhad (Alien Market)                    3,598,385
     1,051,000   Rashid Hussain Berhad                                2,541,434
     3,450,000   Renong Berhad                                        3,549,991
     1,809,000   RHB Capital Berhad                                   3,102,384
       312,000   RJ Reynolds Berhad                                     513,668
       171,000   Rothmans of Pall Mall Malaysia Berhad                1,378,323
     1,619,000   Sarawak Enterprises Corp                             1,199,465
       504,400   Shell Refinery Co                                    1,141,842
       228,000   Sime Darby                                             247,155
     1,691,000   TA Enterprise Berhad                                 1,125,207
     4,308,000   Tan Chong Motor Holdings Berhad                      4,551,068
       240,000   Time Engineering Berhad                                176,162
     1,438,000   UMW Holdings Berhad                                  3,871,823
       117,000   Uniphone Telecommunications                             66,215
       517,000   YTL Corp                                               826,349
                                                            --------------------
                                                                     93,147,695
                                                            --------------------
                 Netherlands - 0.0%
            53   Fortis Amev NV                                           2,168
        29,600   Schroders International Property Fund                   53,262
                                                            --------------------
                                                                         55,430
                                                            --------------------
                 New Zealand - 0.0%
       182,791   Trans Tasman Properties *                              101,659
                                                            --------------------

              See accompanying notes to the financial statements.           16

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                                      Value ($)
--------------------------------------------------------------------------------------------
                 Norway - 1.2%
        89,805   Bergesen D Y AS Class A                                           2,409,676
         9,765   Bona Shipholding Ltd *                                              123,148
       131,074   Leif Hoegh and Co AS                                              2,796,030
       718,140   Norsk Hydro AS                                                   39,020,446
        50,540   Orkla-Borregaard AS Class A                                       3,586,898
       100,634   SAS Norge ASA Class B                                             1,444,630
                                                                         --------------------
                                                                                  49,380,828
                                                                         --------------------
                 Singapore - 2.6%
       101,959   Asia Food & Properties Ltd Warrants 7/12/02 *                        33,137
     1,359,461   Asia Food & Properties Ltd *                                        666,136
     1,060,000   City Developments                                                 6,692,893
       130,000   Creative Technology Ltd *                                         2,612,893
     1,602,096   DBS Land Ltd                                                      4,109,840
       721,000   Development Bank of Singapore (Foreign Registered)                7,627,107
     1,144,309   First Capital Corp Ltd                                            2,557,200
       565,577   Fraser and Neave Ltd                                              2,991,482
     3,156,037   Hai Sun Hup Group Ltd                                             2,024,037
     1,209,203   Haw Paw Brothers International Ltd                                2,318,472
       139,475   Haw Paw Brothers International Ltd Warrants 7/18/2001 *             103,281
       781,000   Highlands and Lowlands Berhad                                       795,200
     1,372,104   Hotel Properties Ltd                                              1,914,142
     3,227,421   Jardine Matheson Holdings Ltd                                    22,591,947
     5,703,911   Jardine Strategic Holdings Ltd                                   21,104,471
       358,712   Jurong Shipyard Ltd                                               1,589,005
     1,126,000   Lum Chang Holdings Ltd                                              714,684
       118,000   Marco Polo Developments Ltd                                         187,240
       477,600   Metro Holdings Ltd                                                1,357,805
     1,350,000   Natsteel Ltd                                                      3,677,355
     3,224,556   Neptune Orient Lines Ltd                                          2,430,409
       476,000   Parkway Holdings Ltd                                              1,793,851
       345,508   Prima Ltd                                                         1,023,389
       388,424   Robinson and Co Ltd                                               1,810,505
       246,699   Shangri-La Hotel Ltd                                                603,495
       369,000   Singapore Tech Industrial Corp                                      566,003
        77,900   Singapore Technologies Aero (Foreign Registered)                    118,460
     2,303,168   Straits Trading Co Ltd                                            4,263,716
       416,000   Times Publishing Ltd                                                880,132
       240,000   United Engineers                                                    277,686
     6,592,960   United Industrial Corp Ltd                                        4,489,751
       592,900   Wearne Brothers Ltd                                               1,489,600
                                                                         --------------------
                                                                                 105,415,324
                                                                         --------------------
                 Spain - 2.8%
       344,378   Argentaria Corporacion Bancaria de Espana SA                     17,147,546
         3,500   Azucarera de Espana SA                                              182,332
     2,031,237   Banco Bilbao Vizcaya SA                                          53,509,861

              See accompanying notes to the financial statements.             17

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                          Value ($)
--------------------------------------------------------------------------------
                 Spain - continued
       537,804   Banco Central Hispanoamericano SA                   19,951,421
         1,500   Dragados & Construcciones SA                            28,169
     2,115,856   FENOSA SA                                           16,422,483
        16,780   Iberdrola SA                                           188,738
         4,030   Repsol SA                                              159,578
       233,043   Telefonica de Espana SA                              6,054,857
                                                             -------------------
                                                                    113,644,985
                                                             -------------------
                 Sweden - 5.0%
       157,779   Assi Doman                                           4,803,136
       471,200   Avesta Sheffield AB                                  4,471,357
       463,200   Bilspedition AB Class B *                            1,899,775
       146,031   Celsius Industrier AB Class B                        2,734,262
       353,720   Electrolux AB Class B                               25,230,475
       448,500   Ericsson LM Class B                                 18,737,605
        94,388   Esselte AB Class A                                   2,344,386
        47,200   Esselte AB Class B                                   1,220,438
        76,217   Euroc Industri AB Class A                            2,659,991
        95,669   Fastighets AB (Hufvudstaden) Class A *                 438,684
       158,510   Granges AB *                                         2,382,410
       102,200   Hennes and Mauritz AB Class B                        3,866,207
        84,449   Hufvudstaden International *                            81,750
         2,700   Kinnevik Investment Class B                             81,506
       143,770   Marieberg Tidnings AB Class A                        3,717,424
       746,000   Mo Och Domsjo AB Class B                            24,705,290
       144,200   Nordbanken                                           4,591,801
           260   Scancem AB Class B                                       8,958
       365,508   Skandinaviska Enskilda Banken Class A                3,933,973
       613,846   Skanska AB Class B                                  24,433,588
       224,600   Sparbanken Sverige AB Class A                        4,891,968
       274,300   Ssab Swedish Steel Class A                           5,694,967
       439,873   Stena Line AB Class B *                              1,854,527
     1,233,550   Stora Kopparberg Bergslags Class A                  19,640,139
       298,350   Stora Kopparberg Bergslags Class B                   4,674,218
       827,872   Svenska Cellulosa Class B                           18,400,788
       291,489   Svenska Handelsbanken Class A                        8,984,943
       421,800   Trelleborg AB Class B                                6,500,844
                                                             -------------------
                                                                    202,985,410
                                                             -------------------
                 Switzerland - 1.6%
        99,105   Alberta Energy Ltd                                   2,205,585
           120   Ascom Holding AG (Bearer) *                            162,447
           383   Bobst SA (Registered)                                  296,789
        30,300   CS Holdings (Registered)                             3,649,557
         1,360   Elektrowatt AG (Bearer)                                492,113
           450   Financiere Richemont AG Class A                        606,449
         2,260   Hilti AG, Schaan (Participating Certificate)         1,553,317

18            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                                         Value ($)
---------------------------------------------------------------------------------------------------
                 Switzerland - continued
         1,894   Holderbank Financiere Glarus AG (Bearer)                                1,588,915
         8,460   Holderbank Financiere Glarus AG (Registered)                            1,504,963
           225   Magazine zum Globus (Registered) *                                        176,628
        27,470   Nestle AG (Registered)                                                 32,022,573
         7,317   Novartis AG (Registered)                                               10,393,340
           970   Rieter Holdings AG (Registered)                                           434,002
           123   Roche Holdings (Participating Certificate)                              1,040,160
           640   Sairgroup Namen AKT *                                                     760,298
         2,270   Schweizerische Rueckversicherungsgesellschaft (Bearer)                  3,022,486
           220   Sig Schweiz Industrie (Registered)                                        318,722
           460   Sulzer Gebrueder AG (Registered)                                          323,291
        12,000   Swiss Bank Corp (Registered) *                                          2,898,824
         5,320   Zuerich Versicherungs Namen (Registered)                                1,935,784
                                                                               --------------------
                                                                                        65,386,243
                                                                               --------------------
                 United Kingdom - 23.9%
     1,232,700   Abbey National                                                         16,553,317
     1,407,350   Allied Domecq Plc                                                      10,636,171
       874,580   AMEC                                                                    2,014,119
       536,400   Anglian Water Plc                                                       6,763,733
     1,248,500   Arjo Wiggins Appleton Plc                                               3,563,678
     8,292,062   ASDA Group                                                             19,365,215
       267,740   Ashley (Laura) Holdings                                                   247,506
       608,446   Associated British Foods                                                5,111,509
       427,100   Bank of Scotland                                                        2,874,584
     1,102,190   Barclays Bank Plc                                                      25,204,198
     1,058,230   Barratt Development                                                     4,402,149
     2,021,360   Bass *                                                                 27,045,494
     2,786,500   BAT Industries                                                         23,341,388
       987,300   Beazer Holmes Plc                                                       2,694,024
       317,656   Betacomm Plc *                                                            231,829
    15,427,398   BG Plc                                                                 67,304,215
       326,800   Blue Circle Industries                                                  2,035,216
       218,356   British Aerospace                                                       5,113,634
     1,924,103   British Airways                                                        20,064,881
     3,803,800   British Steel                                                          10,672,375
     1,452,400   British Telecom Plc                                                     9,374,899
     1,480,869   BTR                                                                     5,235,648
     2,742,240   Burton Group                                                            5,503,614
     3,344,593   Coats Viyella                                                           6,427,749
       128,700   Commercial Union Plc                                                    1,544,570
       595,497   Cookson Group *                                                         2,472,389
       181,500   Costain Group (d) *                                                       132,461
     1,352,553   Dawson International                                                    1,623,242
        99,500   Electrocomponents Plc                                                     743,912
     1,680,382   English China Clays Plc                                                 6,349,817

              See accompanying notes to the financial statements.            19

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                            Value ($)
--------------------------------------------------------------------------------
                 United Kingdom - continued
     1,058,000   Enterprise Oil                                       11,856,623
     2,395,400   Eurotunnel SA Units (Registered) *                    2,641,705
        64,840   Glaxo Wellcome Plc                                    1,298,695
       784,735   Greenalls Group Plc                                   6,007,065
     1,508,890   Harrisons & Crosfield                                 2,704,065
     1,494,123   Hillsdown Holdings                                    3,925,533
       291,680   HSBC Holdings                                         8,741,902
       272,985   Hyder Plc                                             3,696,771
       865,200   Imperial Chemical Industries Plc                     14,003,750
       610,320   Kingfisher                                            7,176,173
       134,473   Kwik Save Group                                         697,883
     7,262,850   Ladbroke Group                                       30,507,325
        75,546   Laing (John)                                            459,452
       477,100   Land Securities                                       6,925,159
     4,917,050   Lasmo                                                20,434,584
     1,063,725   Legal & General Group                                 7,806,300
     5,059,148   Lloyds TSB Group                                     59,239,567
       660,392   London International                                  1,767,189
     4,877,642   Lonrho                                                9,769,541
       241,740   Lucas Variety Plc                                       772,346
       383,260   Meggitt                                                 770,748
       428,100   Meyer International                                   2,968,101
     1,944,180   Mirror Group Plc                                      6,400,734
     4,220,590   National Power                                       38,947,782
       444,800   Next                                                  5,352,615
       868,700   Northern Foods Plc *                                  3,071,310
     1,762,400   Orange Plc *                                          6,373,921
     2,283,500   Peninsular & Oriental Steam Navigation Co            24,071,972
     5,693,932   Pilkington *                                         13,436,080
     1,648,274   Powergen                                             20,850,732
       765,800   Prudential Corp                                       7,576,044
     1,147,400   Railtrack Group Plc                                  14,375,092
        45,989   Reckitt & Colman                                        710,049
       722,479   Redland                                               3,397,978
     3,626,100   Rentokil Plc                                         12,702,547
     2,918,000   Reuters Holdings                                     29,624,902
       159,060   RMC Group                                             2,589,954
       844,036   Rolls-Royce                                           3,203,127
       741,000   Sainsbury (J)                                         5,179,559
        78,360   Schroders                                             2,405,069
     1,353,500   Scottish Hydro-Electric Plc                           9,790,174
     3,575,598   Scottish Power Plc                                   25,196,242
     7,112,700   Sears                                                 7,267,287
       762,182   Severn Trent Plc                                     10,815,934
       553,650   Shell Transport & Trading (Registered)                3,753,262
     1,787,824   Signet Group Plc *                                      913,341
    41,903,056   Signet Group * (e)                                          -

20            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

       Par Value/
         Shares       Description                                                               Value ($)
------------------------------------------------------------------------------------------------------------
                      United Kingdom - continued
          1,013,867   Simon Engineering                                                             624,830
          5,705,038   Smithkline Beecham Plc                                                     49,407,980
          1,301,945   Southern Electric Plc                                                       9,755,104
          1,513,547   Storehouse Plc                                                              5,621,196
          3,662,575   T & N                                                                       9,533,642
          8,092,180   Tarmac                                                                     15,551,819
          2,466,200   Taylor Woodrow Plc                                                          7,439,411
              7,557   Tesco                                                                          50,127
            785,600   Thames Water                                                               10,058,910
            592,900   TI Group Plc                                                                5,663,619
            206,770   Tomkins Plc                                                                 1,002,665
            623,690   Unilever Plc                                                               17,286,543
          2,057,475   United Biscuits                                                             6,890,519
          2,129,450   United Utilities                                                           23,794,904
            723,310   Viglen Technology *                                                           762,492
          1,899,470   Vodafone Group Plc                                                          9,765,377
            734,100   Waste Management International *                                            2,952,597
            865,279   Wessex Water Plc                                                            6,665,720
          1,215,500   Whitbread Plc Class A                                                      15,898,518
          2,710,000   Wimpey (George)                                                             5,845,454
          1,136,032   Yorkshire Water                                                             8,069,785
                                                                                          ------------------
                                                                                                969,464,932
                                                                                          ------------------
                      TOTAL STOCK AND EQUIVALENTS (Cost $3,723,403,747)                       3,864,260,088
                                                                                          ------------------
                      DEBT OBLIGATION - 0.1%
                      United Kingdom - 0.1%
GBP       1,178,995   Viglen Technology Floating Rate Note, 6.75% due 9/1/2000 (d)                2,233,326
                                                                                          ------------------
                      TOTAL DEBT OBLIGATION (Cost $1,334,817)                                     2,233,326
                                                                                          ------------------
                      SHORT-TERM INVESTMENTS - 11.6%
                      Cash Equivalents - 10.0%
      $ 162,900,000   Republic Bank of New York Time Deposit, 5.56% due 9/2/97                  162,900,000
        243,948,417   The Boston Global Investment Trust (b)                                    243,948,417
                                                                                          ------------------
                                                                                                406,848,417
                                                                                          ------------------
                      U.S. Government - 1.6%
      $  64,500,000   U.S. Treasury Bill, 5.56% due 1/8/98 (a)                                   63,321,226
                                                                                          ------------------
                      TOTAL SHORT-TERM INVESTMENTS (Cost $470,128,875)                          470,169,643
                                                                                          ------------------
                      TOTAL INVESTMENTS - 106.8%
                      (Cost $4,194,867,439)                                                   4,336,663,057

                      Other Assets and Liabilities (net) -  (6.8%)                             (274,610,315)
                                                                                          ------------------
                      TOTAL NET ASSETS - 100.0%                                          $    4,062,052,742
                                                                                          ==================

              See accompanying notes to the financial statements.             21

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

             Notes to the Schedule of Investments:

             ADR American Depositary Receipt

             (a) All or a portion of this security is held as
                 collateral for open futures contracts.

             (b) Represents investment of security lending
                 collateral (Note 1).

             (c) Bankrupt issuer.

             (d) Valued by management (Note 1).

             (e) Pending corporate action, quantification of rate
                 per share to be determined.

             * Non-income producing security. A dividend has not been declared for the twelve months ended August 31, 1997.


22            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

             At August 31, 1997, industry sector diversification of the Fund's equity investments was as follows:

             Industry Sector

             Banking                                   12.4%
             Utilities                                  7.6
             Conglomerates                              6.6
             Services                                   6.6
             Consumer Goods                             5.9
             Real Estate                                5.4
             Construction                               5.0
             Oil and Gas                                4.7
             Transportation                             4.6
             Electronic Equipment                       4.1
             Health Care                                3.9
             Chemicals                                  3.4
             Telecommunications                         3.4
             Retail Trade                               3.2
             Machinery                                  2.9
             Food and Beverage                          2.8
             Paper and Allied Products                  2.6
             Automotive                                 2.3
             Metals and Mining                          1.9
             Communications                             1.8
             Insurance                                  1.8
             Financial Services                         1.5
             Computers                                  0.6
             Textiles                                   0.6
             Aerospace                                  0.6
             Miscellaneous                              3.8
                                                 ==========
                                                      100.0%
                                                 ==========

             See accompanying notes to the financial statements.              23

GMO International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


Assets:
     Investments, at value (cost $4,194,867,439) (Note 1)                             $   4,336,663,057
     Foreign currency, at value (cost $13,025,393) (Note 1)                                  13,041,199
     Cash                                                                                        21,864
     Receivable for Fund shares sold                                                            240,975
     Receivable for investments sold                                                        126,804,212
     Dividends and interest receivable                                                       10,572,242
     Foreign withholding taxes receivable                                                     5,423,232
     Receivable for variation margin on open futures contracts (Notes 1 and 5)               18,228,093
     Receivable for open forward foreign currency contracts (Notes 1 and 5)                  28,841,965
     Receivable for expenses waived or borne by Manager (Note 2)                              1,051,188
                                                                                       -----------------
         Total assets                                                                     4,540,888,027
                                                                                       -----------------

Liabilities:
     Payable upon return of securities loaned (Note 1)                                      243,948,417
     Payable for investments purchased                                                      124,151,508
     Payable for open swap contracts (Note 1)                                                16,735,992
     Payable for open forward foreign currency contracts (Notes 1 and 5)                     63,606,630
     Payable for Fund shares repurchased                                                     25,703,957
     Payable to affiliate for (Note 2):
         Management fee                                                                       2,697,649
         Shareholder service fee                                                                542,414
     Accrued expenses                                                                         1,448,718
                                                                                       -----------------
         Total liabilities                                                                  478,835,285
                                                                                       -----------------
Net assets                                                                            $   4,062,052,742
                                                                                       =================
Net assets consist of:
     Paid-in capital                                                                  $   3,665,441,907
     Accumulated undistributed net investment income                                         41,323,670
     Accumulated undistributed net realized gain                                            222,536,269
     Net unrealized appreciation                                                            132,750,896
                                                                                       -----------------
                                                                                      $   4,062,052,742
                                                                                       =================
Net assets attributable to:
     Class I Shares                                                                   $       3,466,361
                                                                                       =================
     Class II Shares                                                                  $      40,429,382
                                                                                       =================
     Class III Shares                                                                 $   4,018,156,999
                                                                                       =================

Shares outstanding:
     Class I                                                                                    141,965
                                                                                       =================
     Class II                                                                                 1,655,271
                                                                                       =================
     Class III                                                                              164,337,155
                                                                                       =================

Net asset value per share:
     Class I                                                                          $           24.42
                                                                                       =================
     Class II                                                                         $           24.42
                                                                                       =================
     Class III                                                                        $           24.45
                                                                                       =================

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


Investment income:
     Dividends (net of foreign tax expense of $7,619,569)                          $      72,836,835
     Interest (including securities lending income of $1,308,291)                          6,092,944
                                                                                    -----------------
         Total income                                                                     78,929,779
                                                                                    -----------------
Expenses:
     Management fee (Note 2)                                                              16,233,860
     Custodian fees                                                                        1,586,080
     Stamp duties and transfer taxes                                                         340,952
     Legal fees                                                                               96,876
     Audit fees                                                                               39,928
     Transfer agent fees                                                                      29,164
     Trustees fee (Note 2)                                                                    19,688
     Miscellaneous                                                                            15,916
     Fees waived or borne by Manager (Note 2)                                             (6,333,133)
                                                                                    -----------------
                                                                                          12,029,331
     Shareholder service fee (Note 2)
         Class I                                                                               4,084
         Class II                                                                             39,221
         Class III                                                                         3,217,843
                                                                                    -----------------

         Net expenses                                                                     15,290,479
                                                                                    -----------------
             Net investment income                                                        63,639,300
                                                                                    -----------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                 249,312,819
             Closed futures contracts                                                    (32,853,672)
             Closed swap contracts                                                        56,831,896
             Foreign currency, forward contracts and foreign
                currency related transactions                                            (40,323,188)
                                                                                    -----------------
                Net realized gain                                                        232,967,855
                                                                                    -----------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                (152,191,345)
             Open futures contracts                                                       45,991,544
             Open swap contracts                                                         (39,328,192)
             Foreign currency, forward contracts and foreign
                currency related transactions                                             (6,541,625)
                                                                                    -----------------
                Net unrealized loss                                                     (152,069,618)
                                                                                    -----------------
         Net realized and unrealized gain                                                 80,898,237
                                                                                    -----------------
Net increase in net assets resulting from operations                               $     144,537,537
                                                                                    =================

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         Six Months Ended
                                                                          August 31, 1997             Year Ended
                                                                            (Unaudited)           February 28, 1997
                                                                       ---------------------    ---------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                            $          63,639,300    $         103,049,778
     Net realized gain                                                          232,967,855              231,885,655
     Change in net unrealized appreciation (depreciation)                      (152,069,618)             (42,361,514)
                                                                       ---------------------    ---------------------

     Net increase in net assets resulting from
         operations                                                             144,537,537              292,573,919
                                                                       ---------------------    ---------------------

Distributions to shareholders from:
     Net investment income
         Class I                                                                    (27,297)                  (2,078)
         Class II                                                                  (268,136)                (231,954)
         Class III                                                              (31,242,846)             (56,618,907)
                                                                       ---------------------    ---------------------
         Total distributions from net investment income                         (31,538,279)             (56,852,939)
                                                                       ---------------------    ---------------------

     Net realized gains
         Class I                                                                    (75,824)                  (8,575)
         Class II                                                                  (780,290)                (932,158)
         Class III                                                              (90,918,336)            (264,270,135)
                                                                       ---------------------    ---------------------
         Total distributions from net realized gains                            (91,774,450)            (265,210,868)
                                                                       ---------------------    ---------------------

Net share transactions:  (Note 4)
         Class I                                                                  3,181,300                  206,837
         Class II                                                                15,183,268               25,522,151
         Class III                                                             (235,983,925)            (275,828,032)
                                                                       ---------------------    ---------------------
     Decrease in net assets from net fund share transactions                   (217,619,357)            (250,099,044)
                                                                       ---------------------    ---------------------


     Total decrease in net assets                                              (196,394,549)            (279,588,932)


Net assets:
     Beginning of period                                                      4,258,447,291            4,538,036,223
                                                                       ---------------------    ---------------------

     End of period (including accumulated undistributed
         net investment income of $41,323,670 and
         $9,222,649, respectively)                                    $       4,062,052,742    $       4,258,447,291
                                                                       =====================    =====================

              See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                          Six Months Ended           Period from September 10, 1996
                                                                           August 31, 1997             (commencement of operations)
                                                                             (Unaudited)                   to February 28, 1997
                                                                         -----------------                 ---------------------
Net asset value, beginning of period                                    $            24.36                   $          24.17
                                                                         ------------------                   ----------------

Income (loss) from investment operations:
  Net investment income                                                               0.38(d)                            0.14
  Net realized and unrealized gain (loss)                                             0.43                               1.38
                                                                         ------------------                   ----------------

    Total from investment operations                                                  0.81                               1.52
                                                                         ------------------                   ----------------

Less distributions to shareholders:
  From net investment income                                                         (0.20)                             (0.26)
  From net realized gains                                                            (0.55)                             (1.07)
                                                                         ------------------                   ----------------

    Total distributions                                                              (0.75)                             (1.33)
                                                                         ------------------                   ----------------

Net asset value, end of period                                          $            24.42                   $          24.36
                                                                         ==================                   ================

Total Return (a)                                                                     3.14%                              6.38%


Ratios/Supplemental Data:

          Net assets, end of period (000's)                             $            3,466                   $            208
          Net expenses to average
               daily net assets                                                      0.84%*(b)                          0.85%*(b)
          Net investment income to average
               daily net assets                                                      2.97%*                             1.12%*
          Portfolio turnover rate                                                      42%                                97%
          Average broker commission rate (c)                            $           0.0066                   $         0.0062
          Fees and expenses voluntarily waived or borne by
               the Manager consisted of the following per
               share amounts:                                           $             0.04                   $           0.04


*    Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .03% of average daily net assets for the period ended February 28, 1997 and .02% of average daily net assets for the six months ended August 31, 1997.
(c) The average broker commission rate will vary depending on the markets in which trades are executed.
(d)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             27

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                          Six Months Ended           Period from September 26, 1996
                                                                           August 31, 1997            (commencement of operations)
                                                                            (Unaudited)                   to February 28, 1997
                                                                      ----------------------       --------------------------------
Net asset value, beginning of period                                    $            24.36                   $          24.60
                                                                         ------------------                   ----------------

Income (loss) from investment operations:
  Net investment income                                                               0.36(d)                            0.14
  Net realized and unrealized gain (loss)                                             0.44                               0.96
                                                                         ------------------                   ----------------

    Total from investment operations                                                  0.80                               1.10
                                                                         ------------------                   ----------------

Less distributions to shareholders:
  From net investment income                                                         (0.19)                             (0.27)
  From net realized gains                                                            (0.55)                             (1.07)
                                                                         ------------------                   ----------------

    Total distributions                                                              (0.74)                             (1.34)
                                                                         ------------------                   ----------------

Net asset value, end of period                                          $             24.42                  $          24.36
                                                                         ==================                   ================

Total Return (a)                                                                      3.18%                             4.51%


Ratios/Supplemental Data:

          Net assets, end of period (000's)                             $            40,429                  $         25,302
          Net expenses to average
               daily net assets                                                       0.78%*(b)                         0.80%*(b)
          Net investment income to average
               daily net assets                                                       2.88%*                            0.98%*
          Portfolio turnover rate                                                       42%                               97%
          Average broker commission rate (c)                            $            0.0066                  $         0.0062
          Fees and expenses voluntarily waived or borne by
               the Manager consisted of the following per
               share amounts:                                           $              0.04                  $           0.05


*    Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .04% of average daily net assets for the period ended February 28, 1997 and .02% of average daily net assets for the six months ended August 31, 1997.
(c) The average broker commission rate will vary depending on the markets in which trades are executed.
(d)  Computed using average shares outstanding throughout the period.


28            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                Six Months Ended               Year Ended February 28/29,
                                                 August 31, 1997   ------------------------------------------------
                                                  (Unaudited)          1997              1996             1995
                                                ----------------    ------------     -----------       -----------
Net asset value, beginning of period           $          24.37    $      24.62     $     22.32       $     25.56
                                                ----------------    ------------     -----------       -----------

Income (loss) from investment operations:
  Net investment income                                    0.37 (d)        0.59            0.36              0.27
  Net realized and unrealized gain (loss)                  0.45            1.02            3.09             (1.57)
                                                ----------------    ------------     -----------       -----------

    Total from investment operations                       0.82            1.61            3.45             (1.30)
                                                ----------------    ------------     -----------       -----------

Less distributions to shareholders:
  From net investment income                              (0.19)          (0.33)          (0.39)            (0.35)
  From net realized gains                                 (0.55)          (1.53)          (0.76)            (1.59)
                                                ----------------    ------------     -----------       -----------

    Total distributions                                   (0.74)          (1.86)          (1.15)            (1.94)
                                                ----------------    ------------     -----------       -----------

Net asset value, end of period                 $          24.45    $      24.37     $     24.62       $     22.32
                                                ================    ============     ===========       ===========

Total Return (a)                                          3.18%           6.72%          15.72%            (5.31%)


Ratios/Supplemental Data:

      Net assets, end of period (000's)        $      4,018,157    $  4,232,937     $ 4,538,036       $ 2,591,646
      Net expenses to average
         daily net assets                                 0.71%*(b)       0.71%(b)        0.71% (b)         0.70%
      Net investment income to average
         daily net assets                                 2.94%*          2.34%           1.93%             1.48%
      Portfolio turnover rate                               42%             97%             14%               53%
      Average broker commission rate (c)       $         0.0066    $     0.0062             N/A               N/A
      Fees and expenses voluntarily waived
         or borne by the Manager consisted
         of the following pershare amounts:    $           0.04    $       0.06     $      0.03       $      0.03


                                                         Year Ended February 28/29,
                                                       ------------------------------
                                                          1994                1993
                                                       ------------       ---------
Net asset value, beginning of period                   $     18.51       $   18.80
                                                        -----------       ---------

Income (loss) from investment operations:
  Net investment income                                       0.29            0.29
  Net realized and unrealized gain (loss)                     7.44           (0.04)
                                                        -----------       ---------

    Total from investment operations                          7.73            0.25
                                                        -----------       ---------

Less distributions to shareholders:
  From net investment income                                 (0.27)          (0.20)
  From net realized gains                                    (0.41)          (0.34)
                                                        -----------       ---------

    Total distributions                                      (0.68)          (0.54)
                                                        ----------        ---------

Net asset value, end of period                         $     25.56       $   18.51
                                                        ===========       =========

Total Return (a)                                            42.10%           1.43%


Ratios/Supplemental Data:

      Net assets, end of period (000's)                $ 2,286,431       $ 918,332
      Net expenses to average
         daily net assets                                    0.71%(b)        0.70%
      Net investment income to average
         daily net assets                                    1.48%           2.36%
      Portfolio turnover rate                                  23%             23%
      Average broker commission rate (c)                       N/A             N/A
      Fees and expenses voluntarily waived
         or borne by the Manager consisted
         of the following pershare amounts:            $      0.03       $    0.03

*    Annualized

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(d)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             29

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment in a portfolio of common stocks of non-U.S. issuers.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market- makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts held as of August 31, 1997.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 5 for a summary of the open swap agreement as of August 31, 1997.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $225,737,354 collateralized by cash in the amount of $243,948,417, which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. Prior to June 1, 1996, the premium on cash purchases was .75% of the amount invested. All purchase premiums are paid to and recorded as paid in capital by the Fund. For the six months ended August 31, 1997, the Fund received $624,536 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.


2.   Fees and other transactions with affiliates
     GMO receives a management fee paid monthly at the annual rate of .75% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for fees exceeding .69%; thus the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statement (Unaudited) - continued
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $19,688. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchase and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997 aggregated $1,716,136,961 and $2,067,610,352, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                  Gross Unrealized               Gross Unrealized               Net Unrealized
     Aggregate Cost                 Appreciation                   Depreciation                  Appreciation
-------------------------    ----------------------------   ---------------------------   ----------------------------
     $4,194,867,439                 $416,311,147                   $274,515,529                  $141,795,618


4.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                  Period from September 10, 1996
                                                Six Months Ended                   (commencement of operations)
                                                 August 31, 1997                        to February 28, 1997
                                   ----------------------------------------   --------------------------------------
      Class I:                           Shares               Amount                Shares               Amount
                                   -------------------  -------------------   -----------------    -----------------
     Shares sold                              129,487   $        3,080,979               8,196     $        198,184

     Shares issued to
     shareholders in reinvestment
     of distributions                           4,031              103,121                 440               10,653
     Shares repurchased                          (107)              (2,800)                (82)              (2,000)
                                   -------------------  -------------------   -----------------    -----------------
     Net increase                             133,411   $        3,181,300               8,554     $        206,837
                                   ===================  ===================   =================    =================

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statement (Unaudited) - continued
--------------------------------------------------------------------------------
     Share transactions - continued

                                                                                       Period from September 26,1996
                                                Six Months Ended                        (commencement of operations)
                                                 August 31, 1997                              to February 28, 1997
                                   --------------------------------------------   -----------------------------------------
      Class II:                          Shares                 Amount                 Shares                Amount
                                   -------------------   ----------------------   -----------------    --------------------
     Shares sold                              575,487  $            14,134,842             990,710   $          24,358,040
     Shares issued to
     shareholders in reinvestment
     of distributions                          40,970                1,048,426              48,104               1,164,111

     Shares repurchased                             -                        -
                                                                                                 -                       -
                                   -------------------   ----------------------   -----------------    --------------------
     Net increase                             616,457  $            15,183,268           1,038,814   $          25,522,151
                                   ===================   ======================   =================    ====================
                                                Six Months Ended                                 Year Ended
                                                 August 31, 1997                             February 28, 1997
                                   --------------------------------------------   -----------------------------------------
      Class III:                         Shares                 Amount                 Shares                Amount
                                   -------------------   ----------------------   -----------------    --------------------
     Shares sold                           13,419,025  $           342,145,965          26,694,331   $         662,148,445
     Shares issued to
     shareholders in reinvestment
     of distributions                       4,282,384              109,671,851          12,151,121             296,116,351

     Shares repurchased                   (27,037,410)            (687,801,741)        (49,513,521)         (1,234,092,828)
                                   -------------------   ----------------------   -----------------    --------------------
     Net decrease                          (9,336,001)  $         (235,983,925)        (10,668,069)  $        (275,828,032)
                                   ===================   ======================   =================    ====================

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statement (Unaudited) - continued
--------------------------------------------------------------------------------
5.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Forward currency contracts

                                                                                                          Net Unrealized
        Settlement                                                                                         Appreciation
           Date             Deliver/Receive          Units of Currency                Value               (Depreciation)
      ---------------  --------------------------   ---------------------      --------------------      ------------------
      Buys
             9/12/97              ATS                        565,890,380     $          44,685,653     $       (2,988,347)
            11/07/97              ATS                        395,997,242                31,378,960             (1,252,040)
            12/05/97              AUD                         51,986,058                38,253,071               (608,319)
            11/07/97              BEF                      5,623,456,600               151,823,915             (4,851,481)
             9/12/97              CAD                         24,469,942                17,630,414               (424,586)
            12/05/97              CAD                         80,368,552                58,184,872               (524,128)
            11/07/97              CHF                         90,188,819                61,237,822             (2,332,292)
            11/07/97              ESP                     31,917,593,763               209,987,623             (9,317,610)
            11/07/97              FIM                        362,155,407                67,101,023             (3,044,996)
            11/07/97              GBP                          3,667,997                 5,930,967               (145,033)
            12/05/97              HKD                        445,961,992                57,146,041               (335,386)
             9/12/97              IEP                         20,630,888                30,648,556               (777,444)
            11/07/97              IEP                         37,215,060                55,233,973                (22,027)
            11/07/97              ITL                     51,510,023,590                29,187,595               (969,616)
            12/05/97              JPY                     32,732,008,994               275,688,658            (17,593,505)
            11/07/97              NLG                        104,327,117                51,689,949             (2,123,051)
             9/12/97              NOK                        882,361,588               118,387,084             (7,810,916)
            11/07/97              NOK                        972,040,352               130,773,625             (5,347,048)
            11/07/97              SEK                      1,052,288,500               134,286,702             (1,855,647)
                                                                                                         ------------------
                                                                                                       $      (62,323,472)
                                                                                                         ==================

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statement (Unaudited) - continued
--------------------------------------------------------------------------------
      Forward currency contracts - continued

                                                                                                          Net Unrealized
        Settlement                                                                                         Appreciation
              Date          Deliver/Receive          Units of Currency                Value               (Depreciation)
      ---------------  --------------------------   ---------------------      --------------------      ------------------
      Sales
             9/12/97              AUD                         95,633,939     $          70,276,271     $         3,899,229
            12/05/97              AUD                        219,503,547               161,644,409               1,721,128
            11/07/97              BEF                      2,142,471,090                57,909,580               3,112,097
            11/07/97              CHF                         91,586,959                62,229,407              (1,070,108)
            11/07/97              ESP                      2,424,145,741                15,960,928                 247,712
            11/07/97              FIM                         19,973,671                 3,704,568                 150,609
             9/12/97              GBP                        172,830,742               280,247,040               2,359,960
            11/07/97              GBP                          9,606,169                15,538,938                  96,062
            10/09/97              HKD                      1,428,954,700               183,838,040                 469,987
            11/07/97              HKD                      1,040,295,141               133,633,871                 657,228
            12/05/97              HKD                        103,937,236                13,330,813                  43,299
            12/12/97              HKD                        913,202,000               117,081,349                 535,662
            12/05/97              JPY                     26,214,923,000               220,919,099              15,093,921
            11/07/97              NOK                         75,837,000                10,213,050                (213,050)
            11/07/97              SEK                        243,180,870                31,066,311                 455,071
                                                                                                         ------------------
                                                                                                       $        27,558,807
                                                                                                         ==================


Currency Abbreviations
 ATS       Austrian Schilling                                      IEP        Irish Pound
 AUD       Australian Dollar                                       ITL        Italian Lira
 BEF       Belgian Franc                                           JPY        Japanese Yen
 CAD       Canadian Dollar                                         NLG        Netherlands Guilder
 CHF       Swiss Franc                                             NOK        Norwegian Kroner
 ESP       Spanish Peseta                                          SEK        Swedish Krona
 FIM       Finnish Markka
 GBP       British Pound
 HKD       Hong Kong Dollar

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statement (Unaudited) - continued
--------------------------------------------------------------------------------
     Futures contracts

                                                                                                          Net Unrealized
       Number of                                                                                           Appreciation
       Contracts        Type                      Expiration Date            Contract Value               (Depreciation)
    -----------------   ---------------------  ----------------------     ---------------------        ---------------------
    Buys
                 671    DAX                       September 1997        $          146,303,086       $           (3,265,243)
               1,352    MIB 30                    September 1997                   163,680,071                   11,867,704
                 343    TOPIX                     September 1997                    40,604,539                   (2,446,399)
               1,997    TSE 35                    September 1997                   249,184,522                   (2,365,481)
                                                                                                       ---------------------
                                                                                                     $            3,790,581
                                                                                                       =====================
    Sales
               3,867    ALL ORDS                  September 1997        $          182,264,592       $           10,936,827
                 767    FTSE 100 ID               September 1997                   150,017,029                      968,255
               2,011    HANG SENG                 September 1997                   180,364,563                   23,204,634
                 200    IBEX                      September 1997                     8,599,619                      307,600
                 372    MATIF CAC 40              September 1997                    33,989,350                    2,108,762
                 660    OMX STOCK                 September 1997                    20,352,441                    1,418,514
                                                                                                       ---------------------
                                                                                                     $           38,944,592
                                                                                                       =====================

     At August 31, 1997 the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Core Fund
(A Series of GMO Trust)

Notes to Financial Statement (Unaudited) - continued
--------------------------------------------------------------------------------
   Swap agreement

           Notional            Expiration                                                                   Unrealized
            Amount                Date                            Description                              Depreciation
   -------------------------  --------------  -----------------------------------------------------    ---------------------
   CHF          241,069,567     08/06/98      Agreement with Swiss Bank Corporation dated 8/6/97
                                              to receive (pay) the notional amount multiplied by
                                              the return on the Swiss Market Index (including
                                              dividends) and to pay the notional amount
                                              multiplied by 6 month CHF LIBOR adjusted by a
                                              specified spread.                                    $         (16,735,992)
                                                                                                       =====================


GMO Japan Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Shares       Description                                  Value ($)
--------------------------------------------------------------------------------
                     STOCK AND EQUIVALENTS - 92.5%
                     Automotive - 3.0%
          42,000     Denso Corp                                         907,806
         146,000     Fuji Heavy Industries Ltd                          644,493
          41,000     Isuzu Motors Ltd                                   115,887
          11,700     Mabuchi Motor Co                                   624,441
         120,000     Mazda Motor Corp *                                 409,012
          49,000     NGK Spark Plug Co                                  419,569
         386,000     Nissan Motor Co Ltd                              2,496,533
          46,000     Suzuki Motor Corp                                  435,947
          54,000     Yamaha Motor Co                                    489,318
                                                             -------------------
                                                                      6,543,006
                                                             -------------------
                     Banking - 6.8%
          16,000     Bandai Co                                          345,831
          74,000     Bank of Fukuoka Ltd                                339,579
         249,000     Bank of Tokyo-Mitsubishi                         4,533,295
         258,000     Dai Ichi Kangyo Bank                             3,002,743
          63,000     Fuji Bank                                          769,889
          12,000     Hiroshima Bank Ltd                                  41,699
          57,000     Hokkaido Bank Ltd                                   65,866
          25,000     Hokkaido Takushoku Bank Ltd                         25,355
         108,000     Industrial Bank of Japan                         1,490,398
         432,000     Nippon Credit Bank                                 739,812
          91,000     Sakura Bank Ltd                                    537,119
          47,000     Sanwa Bank Ltd                                     586,084
          92,000     Sumitomo Bank                                    1,361,377
          96,000     Toyo Trust & Banking Co Ltd                        782,110
          17,000     Yamaguchi Bank Ltd                                 238,840
                                                             -------------------
                                                                     14,859,997
                                                             -------------------
                     Chemicals - 3.0%
         274,000     Daicel Chemical Industries Ltd                     779,017
         194,000     Japan Synthetic Rubber Co Ltd                    1,483,748
          72,000     Kaneka Corp                                        447,718
          43,000     Kureha Chemical Industry Co Ltd                    143,345
         215,000     Mitsubishi Gas Chemical Co Inc                     815,030
          54,000     Nippon Carbon Co Ltd *                             123,452
          56,000     Nippon Soda Chemical Co Ltd                        479,508
          39,000     Sekisui Chemical Co Ltd                            330,701
          34,000     Shin-Etsu Chemical Co Ltd                          870,563
         451,000     Showa Denko                                        877,330
          83,000     Tokyo Ink Manufacturing Co Ltd                     253,920
                                                             -------------------
                                                                      6,604,332
                                                             -------------------

              See accompanying notes to the financial statements.              1

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Shares        Description                              Value ($)
-------------------------------------------------------------------------------
                     Computers and Office Equipment - 0.4%
          58,000     Casio Computer Co                                 506,277
          48,000     NCR Japan Ltd                                     314,440
                                                          ---------------------
                                                                       820,717
                                                          ---------------------
                     Construction - 3.2%
         496,000     Aoki Corp *                                       296,883
           4,000     Chudenko Corp                                      91,778
          28,300     Daito Trust Construction Co Ltd                   312,902
          29,000     Daiwa House Industry Co Ltd                       335,107
         225,000     Haseko Corp *                                     211,364
          32,000     Hazama-Gumi Ltd                                    41,500
          74,000     INAX Corp                                         362,956
         114,000     Maeda Corp                                        497,548
         171,000     Mitsui Engineering & Shipbuilding *               281,470
          43,000     National House Industrial                         561,227
          91,000     Nichiei Co Ltd                                    149,032
          80,000     Okumura Corp                                      448,915
         102,000     Penta Ocean Construction                          248,450
           3,000     Sankyo Aluminum Industry Co Ltd                     6,235
         225,000     Sato Kogyo Co Ltd                                 252,515
          43,000     Sekisui House Ltd                                 407,515
         149,000     Shokusan Jutaku Sogo Co Ltd *                     143,686
         117,000     Sumitomo Heavy Industries Ltd                     369,607
          72,000     Takara Standard Co                                554,261
          30,000     Takuma Corp                                       364,120
         143,000     Tokyo Construction Co Ltd                         186,641
          20,000     Tostem Corp                                       417,325
          13,000     Toto Ltd                                          137,252
          23,000     Toyo Exterior Co Ltd                              227,534
                                                          ---------------------
                                                                     6,905,823
                                                          ---------------------
                     Consumer Goods - 6.4%
         102,000     Citizen Watch Co                                  787,746
          55,000     Ezaki Glico Co Ltd                                413,792
          90,600     Fuji Photo Film Co Ltd                          3,494,754
          34,000     Hitachi Maxell Ltd                                768,809
         149,000     Kao Corp                                        2,204,838
         117,000     Konica Corp                                       675,019
          67,000     Minolta Co Ltd                                    384,321
          14,000     Nikon Corp                                        231,607
          40,500     Nintendo Co Ltd                                 3,346,662
          66,000     Olympus Optical Co Ltd                            470,762
          42,000     Victor Co of Japan Ltd                            509,768


2           See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Shares       Description                           Value ($)
--------------------------------------------------------------------------------
                     Consumer Goods - continued
          59,000     Yakult Honsha Co Ltd                  $            578,768
           2,000     Yamaha Corp                                         30,925
                                                            --------------------
                                                                     13,897,771
                                                            --------------------
                     Electric - 5.0%
          31,000     Alps Electric Co Ltd                               368,526
           1,500     Hirose Electric                                    105,370
          17,000     Kinden Corp                                        236,013
          31,000     Kokusai Electric                                   546,346
         306,000     Matsushita Electric Industrial Co Ltd            5,647,352
         285,000     Mitsubishi Electric Corp                         1,310,209
         190,000     Oki Electric Industry                              679,192
         128,000     Sharp Corp                                       1,287,555
          77,000     Showa Electric Wire & Cable                        193,956
          62,000     Stanley Electric Co Ltd                            266,473
          48,000     Yokogawa Electric Corp                             316,834
                                                            --------------------
                                                                     10,957,826
                                                            --------------------
                     Electronics - 4.7%
          14,900     Advantest Corp                                   1,362,541
          20,000     Brother Industries Ltd                              69,831
          36,200     Fanuc Co                                         1,390,340
          70,000     Hosiden Corp *                                     657,578
          60,000     Japan Aviation Electronics                         423,975
          33,000     Kyocera Corp                                     2,084,961
          22,000     Matsushita Kotubuki                                718,763
          34,000     Nichicon Corp                                      421,149
          18,000     Pioneer Electronics Corp                           359,132
          21,000     Tokyo Electron                                   1,143,487
         293,000     Toshiba Corp                                     1,622,230
                                                            --------------------
                                                                     10,253,987
                                                            --------------------
                     Financial Services - 2.3%
         155,000     Daiwa Securities Co Ltd                            979,300
         304,000     Nikko Securities                                 1,437,992
          97,000     Nomura Securities Co Ltd                         1,290,215
           3,700     Orix Corp                                          275,293
         583,000     Yamaichi Securities Co Ltd                       1,143,802
                                                            --------------------
                                                                      5,126,602
                                                            --------------------
                     Food and Beverage - 5.0%
          97,000     Asahi Breweries Ltd                              1,443,428
           5,000     Denny's Japan Co Ltd                               133,843
          70,000     House Foods Corp                                 1,187,131
          37,000     Ito-Yokado                                       1,999,335

              See accompanying notes to the financial statements.              3

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares       Description                                  Value ($)
-------------------------------------------------------------------------------
                      Food and Beverage - continued
           90,000     Kikkoman Corp                                     508,771
          157,000     Kirin Brewery Co Ltd                            1,275,160
           57,000     Meiji Seika Kaisha Ltd                            259,199
           47,000     Mercian Corp                                      219,586
           75,000     Nichirei                                          256,256
           66,000     Nippon Meat Packers Inc                           795,577
          149,000     Nippon Suisan Kaisha Ltd *                        334,442
           20,000     Nissin Food Products Co Ltd                       465,542
           49,700     Q.P. Corp                                         413,168
           61,000     Sapporo Breweries Ltd                             434,084
           92,000     Snow Brand Milk Products Co Ltd                   380,115
           39,000     Takara Shuzo Co Ltd                               226,627
           19,000     Toyo Suisan Kaisha                                189,542
           23,000     Yamazaki Baking Co Ltd                            317,400
                                                              -----------------
                                                                     10,839,206
                                                              -----------------
                      Health Care - 3.7%
           91,000     Daiichi Seiyaku Co Ltd                          1,550,835
           46,000     Eisai Co Ltd                                      875,717
            6,000     Hoya Corp                                         254,884
          119,000     Kyowa Hakko Kogyo Co Ltd                          697,440
           31,000     Sankyo Co Ltd                                     943,221
          139,000     Shionogi and Co Ltd                               937,144
          175,000     Shiseido Co Ltd                                 2,865,991
                                                              -----------------
                                                                      8,125,232
                                                              -----------------
                      Leisure - 0.2%
           19,000     Heiwa Corp                                        341,176
           27,000     Tokyotokeiba Co Ltd                                62,848
                                                              -----------------
                                                                        404,024
                                                              -----------------
                      Machinery - 1.7%
            8,000     Aida Engineering Ltd                               44,027
            4,000     Aisin Seiki Co Ltd                                 54,535
          129,000     Amada Co Ltd                                      875,085
          142,000     Kubota Corp                                       573,714
           36,000     Mori Seiki Co Ltd                                 445,922
           35,000     Okuma Corp                                        215,313
           17,000     Rinnai Corp                                       316,568
           47,000     Sanden Corp                                       322,346
          106,000     Toshiba Tungaloy Co Ltd                           400,948
           81,000     Tsubakimoto Chain                                 434,325
                                                              -----------------
                                                                      3,682,783
                                                              -----------------

4             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Shares        Description                                    Value ($)
----------------------------------------------------------------------------------
                     Metals and Mining - 2.2%
          45,000     Fujikara Ltd                                         377,837
          80,000     Hitachi Metals Ltd                                   422,313
         194,000     Japan Metals & Chemicals *                           325,779
         110,000     Mitsui Mining & Smelting Co Ltd                      447,169
         127,000     Nachi Fujikoshi Co                                   292,452
         123,000     Nippon Sheet Glass Co Ltd                            315,961
         112,000     Nitto Denko Corp                                   1,945,964
          63,000     NTN Corp                                             293,291
          49,000     Tokyo Steel Manufacturing Co                         399,609
                                                                -----------------
                                                                        4,820,375
                                                                -----------------
                     Oil and Gas - 3.8%
         301,000     Cosmo Oil Co Ltd                                     975,892
          21,000     General Sekiyu (KK)                                  122,205
         246,000     Mitsubishi Oil Co Ltd *                              858,924
       1,138,000     Nippon Oil Co Ltd                                  5,099,194
         119,600     Showa Shell Sekiyu                                   830,210
          86,000     Teikoku Oil Co Ltd                                   329,587
                                                                -----------------
                                                                        8,216,012
                                                                -----------------
                     Paper and Allied Products - 1.0%
          77,000     Hokuetsu Paper Mills                                 395,594
         129,000     New Oji Paper Co Ltd                                 654,169
         114,000     Nippon Paper Industries                              661,501
          49,000     Sumitomo Forestry Co Ltd                             472,525
                                                                -----------------
                                                                        2,183,789
                                                                -----------------
                     Pharmaceuticals - 5.6%
          72,000     Banyu Pharmaceutical Co Ltd                        1,209,078
         120,000     Chugai Pharmaceutical Co Ltd                       1,007,565
          48,000     Dainippon Pharmaceutical Co Ltd                      275,335
         177,000     Fujisawa Pharmaceutical Co Ltd                     1,721,589
         109,000     Kaken Pharmaceutical Co Ltd                          453,978
          14,000     Kissei Pharmaceutical Co Ltd                         256,048
          21,000     Ono Pharmaceutical Co Ltd                            654,668
          37,000     Taisho Pharmaceutical Co Ltd                         907,391
          77,000     Takeda Chemical Industries Ltd                     2,054,784
          90,000     Tanabe Seiyaku Co Ltd                                677,862
          17,000     Terumo Corp                                          310,915
          98,000     Yamanouchi Pharmaceutical Co Ltd                   2,346,316
          62,000     Yoshitomi Pharmaceutical Industries Ltd              404,606
                                                                -----------------
                                                                       12,280,135
                                                                -----------------
                     Primary Processing - 0.0%
          28,000     Nippon Yakin Kogyo Co Ltd *                           39,571
                                                                -----------------

              See accompanying notes to the financial statements.              5

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares         Description                                      Value ($)
------------------------------------------------------------------------------------
                     Real Estate - 0.7%
         137,000     Mitsui Fudosan Co Ltd *                              1,594,480
           4,000     Tokyo Land Corp *                                       12,736
                                                                  -----------------
                                                                          1,607,216
                                                                  -----------------
                     Retail Trade - 1.3%
          20,000     Aoyama Trading                                         538,698
          26,000     Best Denki Co Ltd                                      200,582
           6,200     Familymart                                             260,288
          35,000     Hankyu Department Stores Inc                           286,599
          49,000     Joshin Denki Co Ltd                                    349,913
           1,000     Matsuzakaya Co Ltd                                       5,902
          46,000     Nichii Co Ltd                                          523,901
          72,000     Sanrio Co Ltd *                                        544,684
          17,000     Takashimaya Co                                         189,376
                                                                  -----------------
                                                                          2,899,943
                                                                  -----------------
                     Services - 6.5%
          57,000     Canon Sales Co Inc                                   1,156,206
          68,100     CSK Corp                                             2,315,479
         101,000     Dainippon Printing Co Ltd                            2,115,887
          47,000     Hanwa Co Ltd *                                          81,270
         122,000     Kamigumi Co Ltd                                        562,890
          30,000     Kokusai Kogyo Co Ltd                                   178,319
          26,000     Kokuyo Co Ltd                                          620,334
          13,000     Kyodo Printing Co Ltd                                   92,942
         348,000     Nissho Iwai Corp                                     1,310,533
           7,000     Okamoto Industries Inc                                  22,113
          16,000     Secom Co Ltd                                         1,139,912
           6,100     Sega Enterprises                                       174,445
          18,000     Seiko Corp                                             123,452
         386,000     Sumitomo Corp                                        3,208,912
          42,000     Sumitomo Warehouse Co Ltd                              204,955
          66,000     Toppan Printing Co Ltd                                 949,206
                                                                  -----------------
                                                                         14,256,855
                                                                  -----------------
                     Technology - 8.1%
          93,000     Dainippon Screen Manufacturing Co Ltd                  873,639
         456,000     Fujitsu Ltd                                          5,458,808
         439,000     Hitachi Ltd                                          4,050,960
          32,000     Makita Corp                                            438,939
          12,300     Murata Manufacturing Co Ltd                            502,062
         300,000     NEC Corp                                             3,366,863
          80,000     Omron Corp                                           1,489,733
           2,000     Rohm Co Ltd                                            207,831

6             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Shares        Description                                       Value ($)
---------------------------------------------------------------------------------------
                      Technology - continued
           52,000     Taiyo Yuden Co Ltd                           $           609,527
            7,900     TDK Corp                                                 608,147
                                                                    ------------------
                                                                            17,606,509
                                                                    ------------------
                      Telecommunications - 1.3%
           95,000     Gakken Co Ltd *                                          405,936
           25,000     Japan Radio Co                                           224,458
           28,000     Matsushita Communications                                914,789
            1,400     Nippon Television Network                                492,310
           69,000     Nitsuko Corp                                             358,509
           23,000     Tokyo Broadcasting System Inc                            388,145
                                                                    ------------------
                                                                             2,784,147
                                                                    ------------------
                      Textiles - 1.6%
          140,000     Kurabo Industries Ltd                                    296,783
          123,000     Nisshinbo Industries Inc                                 797,573
           44,000     Onward Kashiyama Co Ltd                                  676,698
          323,000     Renown Inc *                                             555,832
           91,000     Toyobo Co Ltd                                            180,048
           95,000     Wacoal Corp                                            1,097,764
                                                                    ------------------
                                                                             3,604,698
                                                                    ------------------
                      Tobacco - 1.6%
              431     Japan Tobacco Inc                                      3,471,934
                                                                    ------------------
                      Transportation - 3.8%
              291     East Japan Railway Co                                  1,330,535
           27,000     Fujita Kanko Inc                                         287,306
           54,000     Fukuyama Transporting Co Ltd                             269,349
          114,000     Hankyu Corp                                              566,730
           19,000     Japan Airport Terminal Co Ltd                            200,599
          238,000     Kawasaki Kisen *                                         362,075
           44,000     Keihin Electric Express Railway Co Ltd                   182,160
          162,000     Kinki Nippon Railway Co Ltd                              914,440
           57,000     Nagoya Railroad Co Ltd                                   210,865
           39,000     Nankai Electric Railway Co Ltd                           188,046
           57,000     Nippon Express Co Ltd                                    376,241
           62,000     Odakyu Electric Railway Co Ltd                           313,891
           52,000     Royal Co Ltd                                             890,515
           58,000     Sagami Railway Co Ltd                                    185,635
           37,000     Seino Transportation Co Ltd                              369,108
          112,000     Showa Line Ltd *                                          81,935
           39,000     Skylark Co Ltd                                           541,442
           54,000     Toei Co Ltd                                              287,755
           67,000     Yamato Transport Co Ltd                                  807,632
                                                                    ------------------
                                                                             8,366,259
                                                                    ------------------

              See accompanying notes to the financial statements.              7

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


           Shares/
          Par Value         Description                                                               Value ($)
--------------------------------------------------------------------------------------------------------------------
                            Utilities - 9.6%
                 39,800     Chubu Electric Power Co Inc                                                     668,352
                 32,300     Chugoku Electric Power Co Inc                                                   523,610
                 38,600     Hokkaido Electric Power                                                         648,200
                 64,300     Kansai Electric Power                                                         1,202,718
                  8,000     Kokusai Denshin Denwa                                                           511,431
                 73,300     Kyushu Electric Power Co Inc                                                  1,194,347
                  1,511     Nippon Telegraph & Telephone                                                 14,194,280
                 62,600     Shikoku Electric Power                                                        1,014,798
                 62,400     Tohoku Electric Power Co Inc                                                  1,016,743
                  3,000     Tokyo Electric Power                                                             57,361
                                                                                                    ---------------
                                                                                                         21,031,840
                                                                                                    ---------------

                            TOTAL STOCK AND EQUIVALENTS (Cost $218,914,327)                             202,190,589
                                                                                                    ---------------
                            SHORT-TERM INVESTMENTS - 13.2%
                            Cash Equivalents - 10.5%
$               600,000     First National Bank of Chicago Time Deposit, 5.44% due 9/2/97                   600,000
             22,340,559     The Boston Global Investment Trust (b)                                       22,340,559
                                                                                                    ---------------
                                                                                                         22,940,559
                                                                                                    ---------------
                            U.S. Government - 2.7%
$             6,000,000     U.S. Treasury Bill, 5.56% due 1/8/98 (a)                                      5,890,347
                                                                                                    ---------------

                            TOTAL SHORT-TERM INVESTMENTS (Cost $28,828,709)                              28,830,906
                                                                                                    ---------------
                            TOTAL INVESTMENTS - 105.7%
                            (Cost $247,743,036)                                                         231,021,495

                            Other Assets and Liabilities (net) -  -5.7%                                 (12,550,429)
                                                                                                    ---------------

                            TOTAL NET ASSETS - 100.0%                                              $    218,471,066
                                                                                                    ===============

                        Notes to the Schedule of Investments:

                        (a) This security is held as collateral for open
                            futures contracts.

                        (b) Represents investment of security lending
                            collateral (Note 1).

                        * Non-income producing security. A dividend has not been declared for the twelve months ended August 31, 1997.

8             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
Assets:
  Investments, at value (cost $247,743,036) (Note 1)           $    231,021,495
  Foreign currency, at value (cost $9,615,424) (Note 1)               9,433,027
  Cash                                                                  115,325
  Receivable for investments sold                                       974,847
  Receivable for Fund shares sold                                       369,449
  Dividends and interest receivable                                      49,550
  Receivable for expenses waived or borne by Manager (Note 2)            67,924
                                                                ----------------

          Total assets                                              242,031,617
                                                                ----------------
Liabilities:
  Payable upon return of securities loaned (Note 1)                  22,340,559
  Payable for Fund shares repurchased                                   292,158
  Payable for variation margin on open futures
     contracts (Notes 1 and 6)                                          652,023
  Payable to affiliate for (Note 2):
     Management fee                                                     148,552
     Shareholder service fee                                             29,784
  Accrued expenses                                                       97,475
                                                                ----------------

     Total liabilities                                               23,560,551
                                                                ----------------
Net assets                                                     $    218,471,066
                                                                ================

Net assets consist of:
  Paid-in capital                                              $    252,324,705
  Distributions in excess of net investment income                     (331,805)
  Accumulated net realized loss                                     (15,942,935)
  Net unrealized depreciation                                       (17,578,899)
                                                                ----------------

                                                               $    218,471,066
                                                                ================

Net assets attributable to Class III Shares                    $    218,471,066
                                                                ================

Shares outstanding - Class III                                       29,301,811
                                                                ================

Net asset value per share - Class III                          $           7.46
                                                                ================

                 See accompanying notes to the financial statements.           9

GMO Japan Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $125,606)                          $        827,057
     Interest (including securities lending income of $69,541)                            241,904
                                                                                   ---------------
         Total income                                                                   1,068,961
                                                                                   ---------------
Expenses:
     Management fee (Note 2)                                                              902,308
     Custodian fees                                                                       105,064
     Audit fees                                                                            31,004
     Transfer agent fees                                                                   15,456
     Stamp duties and transfer taxes                                                        6,256
     Legal fees                                                                             4,968
     Trustees fee (Note 2)                                                                  1,012
     Miscellaneous                                                                            920
     Fees waived or borne by Manager (Note 2)                                            (411,070)
                                                                                   ---------------
                                                                                          655,918
     Shareholder service fee - Class III (Note 2)                                         180,468
                                                                                   ---------------
         Net expenses                                                                     836,386
                                                                                   ---------------
            Net investment income                                                         232,575
                                                                                   ---------------
Realized and unrealized gain (loss):
         Net realized gain (loss) on:
            Investments                                                               (16,950,926)
            Closed futures contracts                                                    1,670,235
            Foreign currency and foreign currency related
                  transactions                                                           (558,358)
                                                                                   ---------------
                Net realized loss                                                     (15,839,049)
                                                                                   ---------------
         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                30,462,095
            Open futures contracts                                                       (205,480)
            Foreign currency and foreign currency related transactions                    425,513
                                                                                   ---------------
                Net unrealized gain                                                    30,682,128
                                                                                   ---------------
         Net realized and unrealized gain                                              14,843,079
                                                                                   ---------------
Net increase in net assets resulting from operations                             $     15,075,654
                                                                                   ===============

10              See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                 Six Months Ended
                                                                                   August 31, 1997               Year Ended
                                                                                   (Unaudited)               February 28, 1997
                                                                              -----------------------       ---------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                  $                232,575      $               23,994
     Net realized loss                                                                   (15,839,049)                 (1,918,375)
     Change in net unrealized appreciation (depreciation)                                 30,682,128                 (46,708,941)
                                                                              ----------------------        --------------------

     Net increase (decrease) in net assets resulting from operations                      15,075,654                 (48,603,322)
                                                                              ----------------------        --------------------

Distributions to shareholders from:
     In excess of net investment income - Class III                                         -                            (36,409)
                                                                              ----------------------        --------------------

Net share transactions - Class III (Note 5)                                              (15,401,512)                141,329,696
                                                                              ----------------------        --------------------

     Total increase (decrease) in net assets                                                (325,858)                 92,689,965

Net assets:
     Beginning of period                                                                 218,796,924                 126,106,959
                                                                              ----------------------        --------------------

     End of period (including distributions in excess of
         net investment income of $331,805 and
         $564,380, respectively)                                            $            218,471,066      $          218,796,924
                                                                              ======================       =====================

              See accompanying notes to the financial statements.             11

GMO Japan Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 1997             Year Ended February 28/29,
                                                                                    -------------------------------------
                                                              (Unaudited)                1997                   1996
                                                             --------------         ----------------         ------------
Net asset value, beginning of period                       $           7.02     $               8.52     $           9.12
                                                             --------------         ----------------         ------------

Income (loss) from investment operations:
  Net investment income (loss)                                         0.01                        - (d)            (0.01)(d)
  Net realized and unrealized gain (loss)                              0.43                    (1.50)                0.79
                                                             --------------         ----------------         ------------

    Total from investment operations                                   0.44                    (1.50)                0.78
                                                             --------------         ----------------         ------------

Less distributions to shareholders:
  From net investment income                                              -                        -                    -
  In excess of net investment income                                      -                    (0.00)                   -
  From net realized gains                                                 -                        -                (1.38)
                                                             --------------         ----------------         ------------

    Total distributions                                                   -                    (0.00)               (1.38)
                                                             --------------         ----------------         ------------

Net asset value, end of period                             $           7.46     $               7.02     $           8.52
                                                             ==============         ================         ============

Total Return (a)                                                       6.27%                  (17.69%)               8.29%

Ratios/Supplemental Data:

   Net assets, end of period (000's)                       $        218,471      $           218,797      $       126,107
   Net expenses to average
          daily net assets                                             0.69%*                   0.70%(e)             0.92%
   Net investment income (loss) to average
          daily net assets                                             0.19%*                   0.01%               (0.13%)
   Portfolio turnover rate                                               80%                       4%                  23%
   Average broker commission rate per equity share (b)     $         0.0074      $            0.0066                  N/A
   Fees and expenses voluntarily waived or borne by
          the Manager consisted of the following per
          share amounts:                                   $           0.02      $              0.03      $          0.01

                                                                          Year Ended February 28/29,
                                                            -------------------------------------------------------
                                                                 1995                 1994                 1993
                                                            -------------         ------------         ------------
Net asset value, beginning of period                       $        11.13       $         7.37       $         7.73
                                                             ------------         ------------         ------------

Income (loss) from investment operations:
  Net investment income (loss)                                          -  (d)               -                 0.01
  Net realized and unrealized gain (loss)                           (1.08)                3.94                (0.36)
                                                             ------------         ------------         ------------

    Total from investment operations                                (1.08)                3.94                (0.35)
                                                             ------------         ------------         ------------

Less distributions to shareholders:
  From net investment income                                            -                    -                (0.01)
  In excess of net investment income                                    -                (0.01)                   -
  From net realized gains                                           (0.93)               (0.17)                   -
                                                             ------------         ------------         ------------

    Total distributions                                             (0.93)               (0.18)               (0.01)
                                                             ------------         ------------         ------------

Net asset value, end of period                             $         9.12       $        11.13       $         7.37
                                                             ============         ============         ============

Total Return (a)                                                   (10.62%)              53.95%               (4.49%)

Ratios/Supplemental Data:

   Net assets, end of period (000's)                       $       60,123       $      450,351       $      306,423
   Net expenses to average
          daily net assets                                           0.83%                0.87%                0.88%
   Net investment income (loss) to average
          daily net assets                                          (0.02%)              (0.01%)               0.12%
   Portfolio turnover rate                                             60%                   8%                  17%
   Average broker commission rate per equity share (b)                 N/A                  N/A                  N/A
   Fees and expenses voluntarily waived or borne by
          the Manager consisted of the following per
          share amounts:                                                   (c)  $         0.01       $         0.01

*    Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(c) Fees and expenses waived or borne by the Manager were less than $.01 per share.
(d)  Based on average month end shares outstanding.
(e) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.


12            See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997

--------------------------------------------------------------------------------

1. Significant accounting policies

   GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks maximum total return through investment in Japanese securities, primarily in common stocks of Japanese companies.

   On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation

   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------
  Foreign currency translation

  The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

  Futures contracts

  The Fund may purchase and sell Japanese futures contracts. Japanese futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the accumulation in commitment value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

  Security lending

  The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $21,108,748 collateralized by cash in the amount of $22,340,559, which was invested in a short-term instrument.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

  Taxes
  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

  Distributions to shareholders
  The Fund's present policy is to declare and pay distributions from net investment income, if any, semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

  Security transactions and related investment income
  Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

  Allocation of operating activity
  The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based
  on the net assets of each class.   Shareholder service fees, which are
  directly attributable to a class of shares, are charged to that class' operations.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------
   Purchases and redemptions of Fund shares

   The premium on cash purchases of Fund shares is .40% of the amount invested. In the case of cash redemptions, the fee is .61% of the amount redeemed. Prior to June 1, 1996, the redemption fee was .70% of the amount redeemed. The Manager may waive such premium or fee to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997 the Fund received $67,293 in purchase premiums and no redemption fees. There is no premium for reinvested distributions.

   Investment risk

   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .69%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged. Additionally, effective March 14, 1996, the waiver was adjusted to include custodian fees.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $1,012. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $163,604,276 and $168,540,696, respectively.

   At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                        Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost      Appreciation        Depreciation       Depreciation
    --------------------------------------------------------------------------
        $247,743,036          $7,866,513         $24,588,054       $16,721,541

4. Principal shareholders

   At August 31, 1997, 26% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class III:                   Six Months Ended                          Year Ended
                             August 31, 1997                        February 28, 1997
                     --------------------------------      ---------------------------------
                         Shares           Amount              Shares              Amount
                     ------------    ----------------      --------------     --------------
  Shares sold           3,585,003      $  28,036,213           22,172,884     $  188,630,734
  Shares issued to
   shareholders in
   reinvestment of
   distributions                -                  -                3,661             28,076

  Shares repurchased   (5,462,917)       (43,437,725)          (5,789,470)       (47,329,114)
                      -----------      -------------       --------------     --------------
  Net increase /
   (decrease)          (1,877,914)     $ (15,401,512)          16,387,075     $  141,329,696
                      ===========      =============       ==============     ==============

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------
6. Financial instruments

   A summary of outstanding futures contracts purchased at August 31, 1997 is as follows:

                                                                     Net
   Number of                                    Contract          Unrealized
   Contracts     Type     Expiration Date         Value          Depreciation
   ---------   --------   ---------------   ---------------   ----------------
      76        TOPIX     September 1997    $     8,996,924   $        652,023
                                                              ================

   At August 31, 1997, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares
       Par Value      Description                                                            Value ($)
---------------------------------------------------------------------------------------------------------
                      MUTUAL FUNDS - 85.8%
                      United States - 85.8%
          3,165,732   GMO Core Fund (Class III shares)                                         61,098,623
            937,407   GMO Emerging Markets Fund (Class III shares)                             12,195,666
            984,000   GMO Evolving Countries Fund *                                             9,840,000
          2,504,696   GMO International Core Fund (Class III shares)                           61,239,812
            325,272   GMO International Small Companies Fund (Class III shares)                 4,553,804
            664,723   GMO REIT Fund (Class III shares)                                          8,880,703
            727,927   GMO Small Cap Growth Fund (Class III shares)                              9,099,081
            492,552   GMO Small Cap Value Fund (Class III shares)                               8,989,065
                                                                                         ----------------
                                                                                              175,896,754
                                                                                         ----------------
                      TOTAL MUTUAL FUNDS (Cost $179,478,318)                                  175,896,754
                                                                                         ----------------

                      STOCK AND EQUIVALENTS - 0.2%
                      France - 0.0%
              1,000   FINEXTEL                                                                     16,915
                                                                                         ----------------

                      Hong Kong - 0.0%
             11,700   Johnson Electric Holdings Ltd                                                26,272
                                                                                         ----------------

                      Malaysia - 0.0%
              9,000   Malaysian Resources Corp                                                      7,254
                                                                                         ----------------

                      Sweden - 0.0%
              2,839   Hufvudstaden International *                                                  2,748
                                                                                         ----------------

                      United Kingdom - 0.0%
              7,847   Betacomm Plc *                                                                5,727
              8,000   Costain Group (b) *                                                           5,838
             17,870   Viglen Technology *                                                          18,838
                                                                                         ----------------
                                                                                                   30,403
                                                                                         ----------------
                      United States - 0.2%
                953   Archer Daniels Midland                                                       20,659
              3,379   Bell Atlantic Corp                                                          244,555
                 97   Houston Industries Inc                                                        1,964
                700   Oracle Systems Corp *                                                        26,688
              1,300   Pennzoil Co                                                                 100,344
                                                                                         ----------------
                                                                                                  394,210
                                                                                         ----------------
                      TOTAL STOCK AND EQUIVALENTS (Cost $427,270)                                 477,802
                                                                                         ----------------

                      DEBT OBLIGATIONS - 4.9%
                      United Kingdom - 0.0%
GBP          29,128   Viglen Technology Floating Rate Note, 6.75% due 9/1/2000 (b)                 55,176
                                                                                         ----------------

                      U.S. Government - 2.4%
   $      5,000,000   U.S. Treasury Note, 5.50% due 11/15/98 (a)                                4,981,250
                                                                                         ----------------

                      U.S. Government Agency - 2.5%
   $      5,000,000   Student Loan Marketing Association, 6.05% due 10/26/09                    5,016,406
                                                                                         ----------------

                      TOTAL DEBT OBLIGATIONS (Cost $10,028,786)                                10,052,832
                                                                                         ----------------

              See accompanying notes to the financial statements.              1

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Par Value           Description                                                                Value ($)
--------------------------------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS - 13.4%
                           Cash Equivalents - 10.3%
      $       21,200,000   First National Bank of Chicago Time Deposit, 5.44% due 9/2/97                 21,200,000
                                                                                                    ---------------

                           U.S. Government - 3.1%
      $        6,450,000   U.S. Treasury Bill, 5.56% due 1/8/98 (a)                                       6,332,123
                                                                                                    ---------------


                           TOTAL SHORT-TERM INVESTMENTS (Cost $27,528,446)                               27,532,123
                                                                                                    ---------------

         Principal Amount
        (000's omitted)    CALL OPTION PURCHASED - 1.0%
                           United States - 1.0%
      $          250,000   U.S. Treasury Bond 7.50%, Expires 10/7/99, Strike 102 (cost $2,656,250)        2,025,000
                                                                                                    ---------------


                           TOTAL INVESTMENTS - 105.3%
                           (Cost $220,119,070)                                                          215,984,511

                           Other Assets and Liabilities (net) -  (5.3%)                                 (10,846,640)
                                                                                                    ---------------

                           TOTAL NET ASSETS - 100.0%                                               $    205,137,871
                                                                                                    ===============


                           Notes to the Schedule of Investments:

                           GBP - British Pound

                           (a) This security is held as collateral for open
                               futures contracts.

                           (b) Valued by management (Note 1).

                           *   Non-income producing security.  A dividend has not been declared for the twelve months ended August 31, 1997.

2             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $220,119,070) (Note 1)                            $    215,984,511
     Foreign currency, at value (cost $362,501) (Note 1)                                    355,878
     Cash                                                                                    20,375
     Receivable for investments sold                                                      1,552,882
     Dividends and interest receivable                                                      606,741
     Receivable for open forward foreign currency contracts (Notes 1 and 6)               5,021,357
     Foreign withholding taxes receivable                                                   169,475
     Receivable for expenses waived or borne by Manager (Note 2)                             63,231
                                                                                    ---------------

         Total assets                                                                   223,774,450
                                                                                    ---------------

Liabilities:
     Payable for open swap contracts (Notes 1 and 6)                                         76,342
     Payable for closed swap contracts (Note 1)                                           1,250,455
     Payable for variation margin on open futures contracts (Notes 1 and 6)                 209,787
     Payable for investments purchased                                                   10,592,022
     Payable for Fund shares repurchased                                                    895,143
     Payable for open forward foreign currency contracts (Notes 1 and 6)                  5,129,238
     Payable to affiliate for (Note 2):
         Management fee                                                                     129,028
         Shareholder service fee                                                             22,152
     Accrued expenses                                                                       332,412
                                                                                    ---------------

         Total liabilities                                                               18,636,579
                                                                                    ---------------

Net assets                                                                         $    205,137,871
                                                                                    ===============

Net assets consist of:
     Paid-in capital                                                               $    188,085,157
     Accumulated undistributed net investment income                                      2,838,201
     Accumulated net realized gain                                                       20,574,089
     Net unrealized depreciation                                                         (6,359,576)
                                                                                    ---------------

                                                                                   $    205,137,871
                                                                                    ===============

Net assets attributable to Class III Shares                                        $    205,137,871
                                                                                    ===============

Shares outstanding - Class III                                                           19,156,768
                                                                                    ===============

Net asset value per share - Class III                                              $          10.71
                                                                                    ===============

              See accompanying notes to the financial statements.              3

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $275,699)                               $     3,273,742
     Interest (including security lending income of $27,884)                                1,738,698
                                                                                       --------------
         Total income                                                                       5,012,440
                                                                                       --------------
Expenses:
     Management fee (Note 2)                                                                  893,937
     Custodian fees                                                                           356,132
     Audit fees                                                                                35,144
     Stamp duties and transfer taxes                                                           27,324
     Transfer agent fees                                                                       14,444
     Legal fees                                                                                 6,900
     Trustees fee (Note 2)                                                                      1,380
     Miscellaneous                                                                              1,196
     Fees waived or borne by Manager (Note 2)                                                (288,840)
                                                                                       --------------
                                                                                            1,047,617
     Shareholder service fee - Class III (Note 2)                                             198,682
                                                                                       --------------

         Net expenses                                                                       1,246,299
                                                                                       --------------

             Net investment income                                                          3,766,141
                                                                                       --------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                   40,851,946
             Closed futures contracts                                                     (17,405,082)
             Closed swap contracts                                                         (7,328,568)
             Foreign currency, forward contracts and foreign currency related
                 transactions                                                              (1,495,521)
                                                                                       --------------
                    Net realized gain                                                      14,622,775
                                                                                       --------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                  (22,484,694)
             Open futures contracts                                                         1,115,634
             Open swap contracts                                                            4,277,548
             Foreign currency, forward contracts and foreign currency related
                 transactions                                                                 443,066
                                                                                       --------------
                    Net unrealized loss                                                   (16,648,446)
                                                                                       --------------
         Net realized and unrealized loss                                                  (2,025,671)
                                                                                       --------------

Net increase in net assets resulting from operations                                  $     1,740,470
                                                                                       ==============

4             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                             August 31, 1997            Year Ended
                                                                              (Unaudited)            February 28, 1997
                                                                           -------------------      --------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                $         3,766,141      $          6,639,580
     Net realized gain                                                             14,622,775                21,603,070
     Change in net unrealized appreciation (depreciation)                         (16,648,446)              (21,597,390)
                                                                           ------------------       -------------------

     Net increase in net assets resulting from operations                           1,740,470                 6,645,260
                                                                           ------------------       -------------------

Distributions to shareholders from:
     Net investment income - Class III                                                  -                    (5,664,462)
                                                                           ------------------       -------------------

     Net realized gains - Class III                                                (1,922,297)                   -
                                                                           ------------------       -------------------

                                                                                   (1,922,297)               (5,664,462)
                                                                           ------------------       -------------------

Net share transactions - Class III (Note 5)                                       (91,382,254)              (87,212,602)
                                                                           ------------------       -------------------

     Total decrease in net assets                                                 (91,564,081)              (86,231,804)

Net assets:
     Beginning of period                                                          296,701,952               382,933,756
                                                                           ------------------       -------------------

     End of period (accumulated undistributed net investment income of
     $2,838,201 and distributions in excess of net investment income of
     $927,940, respectively)                                              $       205,137,871      $        296,701,952
                                                                           ==================       ===================


              See accompanying notes to the financial statements.              5

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

--------------------------------------------------------------------------------------------------------------------------------

                                                         Six Months Ended              Year Ended February 28/29,
                                                          August 31, 1997      --------------------------------------------------
                                                           (Unaudited)               1997             1996              1995*
                                                        ------------------     --------------     ------------     -------------
Net asset value, beginning of period                     $           10.69     $        10.64     $      10.12     $       10.00
                                                          ----------------      -------------      -----------      ------------

Income from investment operations:
  Net investment income                                               0.18               0.24             0.21              0.11
  Net realized and unrealized gain (loss)                            (0.08)              0.01             0.55              0.08
                                                          ----------------      -------------      -----------      ------------

    Total from investment operations                                  0.10               0.25             0.76              0.19
                                                          ----------------      -------------      -----------      ------------

Less distributions to shareholders :
  From net investment income                                             -              (0.20)           (0.24)            (0.07)
  From net realized gains                                            (0.08)                 -                -                 -
                                                          ----------------      -------------      -----------      ------------

Net asset value, end of period                           $           10.71     $        10.69     $      10.64     $       10.12
                                                          ----------------      -------------      -----------      ------------

Total Return (a)                                                     1.01%              2.34%             7.54%             1.92%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                   $         205,138     $      296,702     $     382,934    $      214,638
     Net expenses to average
         daily net assets                                            0.91%**(c)         0.91%(c)          0.78%              0.92**
     Net investment income to average
         daily net assets                                            2.74%**            1.99%             2.44%              2.85**
     Portfolio turnover rate                                          103%               463%              214%              194%
     Average broker commission rate (b)                  $          0.0104     $       0.0084               N/A               N/A
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                  $            0.01     $         0.02     $       0.005    $        0.006

*    Period from July 29, 1994 (commencement of operations) to February 28,
     1995.
**   Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets.

6             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------
1. Significant accounting policies

   GMO Global Hedged Equity Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks total return consistent with minimal exposure to general equity market risk, either directly or through investment in other Funds of the Trust.

   On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bore the same total operating expenses (after the voluntary expense waiver) as those shares. On August 20, 1997, the Fund revised its voluntary expense waiver to include certain expenses incurred indirectly by the Fund through investment in underlying Funds (See Note 2). At August 31, 1997, Class III was the only active class of shares of the Fund.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
   Foreign currency translation
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   Futures contracts
   The Fund may purchase index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
   Forward currency contracts
   The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

   Options
   The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold
   (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 1997, there were no outstanding written options.

   The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
   Swap agreements
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of open swap agreements as of August 31, 1997.

   Security lending
   The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the fund had no securities on loan.

   Taxes
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
   Distributions to shareholders
   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

   Security transactions and related investment income
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   Allocation of operating activity
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the fund will vary. (See Note 2).

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is .37% of the amount invested. Prior to June 30, 1997, the premium on cash purchases was .50% of the amount invested. In the case of cash redemptions, the fee is 1.40% of the amount redeemed. The Manager may waive the fee on cash redemptions if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $2,320 in purchase premiums and no redemption fees. There is no premium for reinvested distributions.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
   Investment risk
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. Fees and other transactions with affiliates
   GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares. The Fund will always invest in the class of shares of each underlying Fund being offered that bears the lowest shareholder service fee. Like the management fee (as described below), the shareholder service fee of each class of the Fund's shares will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

   GMO has agreed to waive a portion of its fee (but not below zero) and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses (excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds) exceed .50% of average daily net assets. Because GMO will not waive the management fees below zero, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .50% of the Fund's average daily net assets.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $1,380. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
3. Purchases and sales of securities

   For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                          Purchases                 Proceeds
                                                                    --------------------      ---------------------
       U.S. Government securities                                 $           -              $          313,850,234
       Investments (non-U.S. Government securities)                          238,528,428                316,306,799

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows


                        Gross Unrealized      Gross Unrealized    Net Unrealized
   Aggregate Cost         Appreciation          Depreciation       Depreciation
 ------------------   --------------------  -------------------  -----------------
   $220,119,070             $358,453            $4,493,012          $4,134,559

4. Principal shareholders

   At August 31, 1997, 36% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                  Six Months Ended                        Year Ended
                                   August 31, 1997                      February 28, 1997
                          ---------------------------------      -------------------------------------
  Class III:                   Shares            Amount               Shares              Amount
                          ---------------   ---------------      ----------------   -----------------
 Shares sold                      43,712   $       464,823             2,716,101   $      28,751,811

 Shares issued to
 shareholders in
 reinvestment of
 distributions                   177,828         1,865,419               335,863           3,585,825

 Shares repurchased           (8,825,361)      (93,712,496)          (11,267,323)       (119,550,238)
                          ---------------   ---------------      ----------------   -----------------
 Net decrease                 (8,603,821)  $   (91,382,254)           (8,215,359)  $     (87,212,602)
                          ===============   ===============      ================   =================

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1997 is as follows:

   Short futures contracts


      Number of                                                             Net Unrealized
      Contracts       Type       Expiration Date       Contract Value        Depreciation
    -------------   --------   -------------------   ------------------   ------------------
        150         S&P 500      September 1997     $     67,732,500     $         2,027,242
                                                                          ==================

   At August 31, 1997, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

   Forward currency contracts


                                                                                                            Net Unrealized
           Settlement                                                                                        Appreciation
             Date             Deliver/Receive           Units of Currency             Value                (Depreciation)
       -----------------   --------------------        --------------------      -------------------     --------------------
        Buys
               9/12/97            ATS                       14,790,020          $     1,167,897         $        (78,103)
              11/07/97            ATS                       72,812,206                5,769,665                 (197,254)
               9/12/97            AUD                        2,488,335                1,827,261                  (14,480)
              12/05/97            AUD                        9,458,570                6,959,931                  (84,086)
              11/07/97            BEF                       54,433,054                1,469,601                  (42,866)
               9/12/97            CAD                        3,247,299                2,339,655                  (56,345)
              12/05/97            CAD                        5,861,690                4,243,721                  (34,262)
              11/07/97            CHF                       30,915,832               20,991,718                  108,956
               9/12/97            DEM                        6,029,357                3,350,969                   71,292
              11/07/97            DEM                       21,692,244               12,102,120                 (345,077)
               9/12/97            DKK                        1,782,883                  260,193                    5,539
              11/07/97            DKK                       27,917,301                4,087,522                   28,623
              11/07/97            ESP                    1,359,281,890                8,942,791                 (359,395)
              11/07/97            FIM                       17,968,183                3,329,188                 (150,441)
              11/07/97            FRF                       34,898,616                5,777,422                 (100,678)
               9/12/97            GBP                        3,919,479                6,353,076                   64,177

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

   Forward currency contracts - continued


                                                                                                            Net Unrealized
           Settlement                                                                                        Appreciation
             Date             Deliver/Receive           Units of Currency             Value                (Depreciation)
       -----------------   --------------------        --------------------      -------------------     --------------------
       Buys - continued
              11/07/97            GBP                       15,273,380          $    24,696,292         $         (10,899)
              10/09/97            HKD                       50,351,750                6,474,194                    (1,499)
              11/07/97            HKD                       19,245,236                2,470,241                     4,957
              12/05/97            HKD                       45,917,947                5,883,974                    (6,556)
               9/12/97            IEP                          485,147                  720,718                   (18,282)
              11/07/97            IEP                        1,298,678                1,927,476                   (42,579)
               9/12/97            ITL                    2,214,959,600                1,257,405                    25,037
              11/07/97            ITL                   12,787,994,480                7,246,178                  (189,589)
              12/05/97            JPY                    1,856,227,594               15,634,265                  (793,073)
               9/12/97            MYR                        7,658,868                2,622,697                  (135,367)
              12/05/97            MYR                       14,223,463                4,814,984                  (389,422)
              11/07/97            NLG                       40,562,980               20,097,348                  (245,201)
               9/12/97            NOK                       39,441,209                5,291,855                  (349,145)
              11/07/97            NOK                       54,045,143                7,270,973                  (106,160)
               9/12/97            NZD                        1,362,682                  870,226                    (5,024)
              12/05/97            NZD                       16,180,452               10,276,704                  (424,004)
              11/07/97            SEK                       90,171,113               11,507,093                   (64,853)
              12/05/97            SGD                       14,901,949                9,846,669                  (138,081)
                                                                                                         ----------------
                                                                                                        $      (4,074,140)
                                                                                                         ================
        Sales

               9/12/97            ATS                       14,790,020                1,168,319                   (26,409)
              11/07/97            ATS                       72,812,206                5,772,607                    20,310
               9/12/97            AUD                        2,488,335                1,828,545                   101,456
              12/05/97            AUD                        9,458,570                6,965,377                    83,549
              11/07/97            BEF                       54,433,054                1,471,290                   (29,182)
               9/12/97            CAD                        3,247,299                2,340,715                    (9,727)
              12/05/97            CAD                        5,861,690                4,245,592                      (319)
              11/07/97            CHF                       30,915,832               21,005,981                   346,989

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------


   Forward currency contracts - continued


                                                                                                            Net Unrealized
           Settlement                                                                                        Appreciation
             Date             Deliver/Receive           Units of Currency             Value                (Depreciation)
       -----------------   --------------------        --------------------      -------------------     --------------------
       Sales - continued
               9/12/97            DEM                        6,029,357          $     3,351,938         $         220,062
              11/07/97            DEM                       21,692,244               12,105,857                   320,558
               9/12/97            DKK                        1,782,883                  260,277                    16,723
              11/07/97            DKK                       27,917,301                4,089,518                   122,100
              11/07/97            ESP                    1,359,281,890                8,949,710                  (174,171)
              11/07/97            FIM                       17,968,183                3,332,605                   (32,163)
              11/07/97            FRF                       34,898,616                5,779,113                   (13,626)
               9/12/97            GBP                        3,919,479                6,355,481                    53,520
              11/07/97            GBP                       15,273,380               24,706,219                   192,075
              10/09/97            HKD                       50,351,750                6,477,859                    16,627
              11/07/97            HKD                       19,245,236                2,472,198                    10,802
              12/05/97            HKD                       45,917,947                5,889,358                    16,916
               9/12/97            IEP                          485,147                  722,054                   (17,864)
              11/07/97            IEP                        1,298,678                1,931,242                   (35,370)
               9/12/97            ITL                    2,214,959,600                1,257,838                    58,162
              11/07/97            ITL                   12,787,994,480                7,249,252                       642
              12/05/97            JPY                    1,856,227,594               15,642,851                 1,022,295
               9/12/97            MYR                        7,658,868                2,628,254                   437,746
              12/05/97            MYR                       14,223,463                4,828,442                   640,350
              11/07/97            NLG                       40,562,980               20,103,075                    65,366
               9/12/97            NOK                       39,441,209                5,296,505                  (152,020)
              11/07/97            NOK                       54,045,143                7,278,317                   (91,496)
               9/12/97            NZD                        1,362,682                  870,939                    70,061
              12/05/97            NZD                       16,180,452               10,287,302                   362,837
              11/07/97            SEK                       90,171,113               11,519,343                  (164,170)
              12/05/97            SGD                       14,901,949                9,869,712                   533,630
                                                                                                           --------------
                                                                                                           $    3,966,259
                                                                                                           ==============

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

Currency Abbreviations

 ATS       Austrian Schilling                HKD           Hong Kong Dollar
 AUD        Australian Dollar                IEP                Irish Pound
 BEF            Belgian Franc                ITL               Italian Lira
 CAD          Canadian Dollar                JPY               Japanese Yen
 CHF              Swiss Franc                MYR          Malaysian Ringgit
 DEM              German Mark                NLG        Netherlands Guilder
 DKK             Danish Krona                NOK           Norwegian Kroner
 ESP           Spanish Peseta                NZD         New Zealand Dollar
 FIM           Finnish Markka                SEK              Swedish Krona
 FRF             French Franc                SGD           Singapore Dollar
 GBP            British Pound

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

   Swap agreements


                                                                                                  Unrealized
        Notional          Expiration                                                              Appreciation
         Amount             Date                       Description                               (Depreciation)
    -------------------  ------------  ------------------------------------------------------   -----------------
       $   14,999,965    09/30/97      Agreement with Deutsche Bank AG dated September 30,     $        (556,923)
                                       1996 to pay (receive) the notional amount multiplied
                                       by the return on the EAFE Index (including
                                       dividends) and to receive the notional amount
                                       multiplied by 6 month LIBOR adjusted by a specified
                                       spread.
         15,500,000      05/29/98      Agreement with Swiss Bank Corporation dated May 30,               369,924
                                       1997 to pay (receive) the notional amount multiplied
                                       by the return on the EAFE Index (including
                                       dividends) and to receive the notional amount
                                       multiplied by 12 month LIBOR adjusted by a specified
                                       spread.
         25,641,923      05/29/98      Agreement with Swiss Bank Corporation dated May 30,               110,657
                                       1997 to pay (receive) the notional amount multiplied
                                       by the return on the EAFE X-Japan Index (including
                                       dividends) and to receive the notional amount
                                       multiplied by 12 month LIBOR adjusted by a specified
                                       spread.
                                                                                               ----------------
                                                                Net unrealized depreciation   $         (76,342)
                                                                                               ================

GMO Global Properties Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Shares      Description                                           Value ($)
-----------------------------------------------------------------------------------------
                   REAL ESTATE INVESTMENT TRUSTS - 87.4%
                   Canada - 11.1%
         13,700    Brookfield Properties Corp *                                  191,422
         40,000    Burcon International Development Ltd 144A *                   420,613
         10,000    Cambridge Shopping Centres Ltd                                101,192
          2,500    Canadian Hotel Inc                                             15,125
         10,000    Oxford Properties Group *                                     255,681
          6,000    Trizec Hahn Corp (Sub-Voting)                                 135,375
                                                                     -------------------
                                                                               1,119,408
                                                                     -------------------
                   France - 8.6%
          2,665    Klepierre *                                                   347,103
          1,357    Silic *                                                       179,651
          9,430    Sophia SA *                                                   342,033
                                                                     -------------------
                                                                                 868,787
                                                                     -------------------
                   Japan - 9.1%
          8,000    Daibiru Corp *                                                 88,453
          5,000    Hankyu Realty Co Ltd *                                         33,253
         10,000    Heiwa Real Estate Co Ltd *                                     46,222
          5,000    Keihanshin Real Estate *                                       28,431
         26,000    Mitsubishi Real Estate Co Ltd *                               365,284
         13,000    Mitsui Fudosan Co Ltd *                                       151,301
          7,000    Sankei Building Co Ltd *                                       39,862
         11,000    Sumitomo Realty and Development Co Ltd *                       87,696
          6,000    Toc Co Ltd *                                                   65,342
          5,000    Tokyo Rakutenchi *                                             16,419
                                                                     -------------------
                                                                                 922,263
                                                                     -------------------
                   Netherlands - 10.2%
         16,880    German City Estates NV (Bearer) *                             254,060
         11,340    Nagron *                                                      320,091
          5,700    Vastned (Offices) NV *                                        208,147
          5,896    VIB NV *                                                      151,877
          1,600    Wereldhave NV                                                  97,905
                                                                     -------------------
                                                                               1,032,080
                                                                     -------------------
                   New Zealand - 13.0%
      1,736,363    Trans Tasman Properties Ltd                                 1,032,272
        500,000    Trans Tasman Properties *                                     278,074
                                                                     -------------------
                                                                               1,310,346
                                                                     -------------------
                   Sweden - 0.4%
          5,000    Castellum AB *                                                 40,759
                                                                     -------------------
                   United Kingdom - 7.6%
        750,000    Hemingway Properties Plc *                                    474,373
        150,000    Nursing Home Properties *                                     291,924
                                                                     -------------------
                                                                                 766,297
                                                                     -------------------
                   United States - 27.4%
          6,000    Arden Realty Group Inc                                        173,250
          3,000    Associated Estates Realty Corp                                 68,063

              See accompanying notes to the financial statements.              1

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


           Shares       Description                                                             Value ($)
--------------------------------------------------------------------------------------------------------------
                        United States - continued
               2,500    Avalon Properties                                                               70,156
               4,500    Bedford Properties Investments Inc                                              92,250
               3,000    Bradley Real Estate Inc                                                         56,250
               2,500    Crescent Real Estate Equities                                                   79,063
               2,000    Developers Diversified Realty Co                                                77,750
               4,500    Eastgroup Properties Inc                                                        91,969
               5,000    Equity Office Properties Trust                                                 145,938
               2,000    Excel Reality Trust *                                                           59,250
               5,000    Felcor Suite Hotels Inc                                                        190,000
               2,500    First Industrial Realty Trust Inc *                                             77,188
               3,000    Gables Residential Trust                                                        78,938
               2,000    Glimcher Realty Trust                                                           41,250
               1,000    HRE Properties                                                                  18,125
               2,000    Lexington Corporate Properties                                                  29,625
               2,500    MGI Properties                                                                  57,969
               2,000    Mills Corp                                                                      53,000
               3,000    Parkway Properties Inc *                                                        93,750
               7,998    Patriot Amern Hospitality Preferred                                            194,951
               5,000    Prentiss Properties Trust                                                      138,125
               6,000    Reckson Associates Realty Corp *                                               144,750
               2,500    Security Capital Atlantic Inc                                                   56,406
               5,000    Security Capital Atlantic Rights 9/9/97 *                                           78
               2,500    Security Capital Pacific Trust                                                  54,531
               4,000    Shurgard Storage Centers Class A *                                             110,250
               4,000    Simon DeBartolo Group Inc                                                      126,750
               3,000    Smith Charles E Residential Realty                                              91,500
               2,000    Starwood Lodging Trust Combined                                                 92,375
               3,000    Sunstone Hotel Investors Inc                                                    45,188
               5,000    Urban Shopping Centers Inc                                                     154,688
                                                                                            ------------------
                                                                                                     2,763,376
                                                                                            ------------------
                        TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,671,168)                        8,823,316
                                                                                            ------------------
                        SHORT-TERM INVESTMENTS - 12.9%
        Par Value       Cash Equivalents - 12.9%
   $       1,300,000    First National Bank of Chicago Time Deposit, 5.44% due 9/2/97                1,300,000
                                                                                            ------------------

                        TOTAL SHORT-TERM INVESTMENTS (Cost $1,300,000)                               1,300,000
                                                                                            ------------------
                        TOTAL INVESTMENTS - 100.3%
                        (Cost $9,971,168)                                                           10,123,316

                        Other Assets and Liabilities (net) -  (0.3%)                                   (33,553)
                                                                                            ------------------

                        TOTAL NET ASSETS - 100.0%                                         $         10,089,763
                                                                                            ==================

2             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

144A  Securities exempt from registration under Rule
      144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security. A dividend has not been declared for the twelve months ended August 31, 1997.

GMO Global Properties Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $9,971,168) (Note 1)                                $      10,123,316
     Foreign currency, at value (cost $191)                                                        187
     Cash                                                                                       41,274
     Dividends and interest receivable                                                           8,932
                                                                                       ---------------
         Total assets                                                                       10,173,709
                                                                                       ---------------

Liabilities:
     Payable for investments purchased                                                          15,643
     Payable to affiliate for (Note 2):
         Management fee                                                                          6,445
         Shareholder service fee                                                                 1,289
     Accrued expenses                                                                           60,569
                                                                                       ---------------

         Total liabilities                                                                      83,946
                                                                                       ---------------

Net assets                                                                           $      10,089,763
                                                                                       ===============
Net assets consist of:
     Paid-in capital                                                                 $       9,716,059
     Accumulated undistributed net investment income                                           219,715
     Accumulated net realized gain                                                               1,840
     Net unrealized appreciation                                                               152,149
                                                                                       ---------------

                                                                                     $      10,089,763
                                                                                       ===============

Net assets attributable to Class III Shares                                          $      10,089,763
                                                                                       ===============

Shares outstanding - Class III                                                                 964,910
                                                                                       ===============

Net asset value per share - Class III                                                $           10.46
                                                                                       ===============

4             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
---------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $8,486)                      $            144,061
     Interest                                                                           137,398
                                                                             ------------------
         Total income                                                                   281,459
                                                                             ------------------
Expenses:
     Management fee (Note 2)                                                             37,041
     Custodian fees                                                                      24,196
     Audit fees                                                                          23,460
     Transfer agent fees                                                                 11,040
     Stamp duties and transfer taxes                                                        368
     Legal fees                                                                             184
     Fees waived or borne by Manager (Note 2)                                           (42,092)
                                                                             ------------------
                                                                                         54,197
     Shareholder service fee - Class III (Note 2)                                         7,408
                                                                             ------------------

         Net expenses                                                                    61,605
                                                                             ------------------

            Net investment income                                                       219,854
                                                                             ------------------
Realized and unrealized gain (loss):
         Net realized gain on foreign currency and foreign currency
            related transactions                                                          1,840
                                                                             ------------------
         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                 196,233
            Foreign currency, forward contracts and foreign
                currency related transactions                                                 1
                                                                             ------------------
                   Net unrealized gain                                                  196,234
                                                                             ------------------

         Net realized and unrealized gain                                               198,074
                                                                             ------------------

Net increase in net assets resulting from operations                       $            417,928
                                                                             ==================

              See accompanying notes to the financial statements.              5

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
-------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                August 31, 1997                   Period Ended
                                                                                  (Unaudited)                   February 28, 1997 *
                                                                            -----------------------           ---------------------
Increase (decrease) in net assets:
Operations:
       Net investment income                                               $                 219,854          $             42,303
       Net realized gain (loss)                                                                1,840                        (1,952)
       Change in net unrealized appreciation (depreciation)                                  196,234                       (44,085)
                                                                            ------------------------           -------------------

       Net increase (decrease) in net assets resulting from operations                       417,928                        (3,734)
                                                                            ------------------------           -------------------
Distributions to shareholders from:
       Net investment income - Class III                                                     (40,490)                    -
                                                                            ------------------------           -------------------

Net share transactions - Class III (Note 5)                                                  247,970                     9,468,089
                                                                            ------------------------           -------------------
       Total increase in net assets                                                          625,408                     9,464,355

Net assets:
       Beginning of period                                                                 9,464,355                 -
                                                                            ------------------------           -------------------
       End of period (including accumulated undistributed
          net investment income of $219,715 and $40,351,
          respectively)                                                    $              10,089,763           $          9,464,355
                                                                            ========================            ==================

*  Period from December 20, 1996 (commencement of operations) to February
   28, 1997.

6             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                          August 31, 1997           Period Ended
                                                           (Unaudited)            February 28, 1997 *
                                                        -------------------       --------------------
Net asset value, beginning of period                  $               10.06     $                10.00
                                                        -------------------       --------------------
Income from investment operations:
    Net investment income                                              0.23                       0.04
    Net realized and unrealized gain                                   0.21                       0.02 (c)
                                                        -------------------       --------------------
       Total from investment operations                                0.44                       0.06
                                                        -------------------       --------------------
Less distributions to shareholders:
    From net investment income                                        (0.04)                       -
                                                        -------------------       --------------------
Net asset value, end of period                        $               10.46      $               10.06
                                                        ===================       ====================

Total Return (a)                                                      4.40%                      0.60%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                 $              10,090      $               9,464
    Net expenses to average
       daily net assets                                               1.25% **                   1.98% **
    Net investment income to average
       daily net assets                                               4.45% **                   2.39% **
    Portfolio turnover rate                                              0%                         0%
    Average broker commission rate (b)                $              0.0137      $              0.0062
    Fees and expenses voluntarily waived or borne by
       the Manager consisted of the following per
       share amounts:                                 $                0.04      $                0.05

*      Period from December 20, 1996 (commencement of operations) to February
       28, 1997.
**     Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The average broker commission rate will vary depending on the markets in which trades are executed.
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1997 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

              See accompanying notes to the financial statements.             7

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997

--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Global Properties Fund (the "Fund"), which commenced operations on December 20, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    Prior to April 7, 1997, the offering of shares for the Fund was not registered under the Securities Act of 1933, as amended (the "Act"), but rather was made privately by the Fund pursuant to the private placement exemption from registration provided by Section 4(2) of the Act and Regulation D thereunder.

    The Fund seeks long-term capital growth primarily through investment in securities of issuers throughout the world which are engaged in or related to the real estate industry or which own significant real estate assets.

    The Fund offers three classes of shares: Class I, Class II, and Class III. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class III was the only active class of shares of the Fund.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

    Foreign currency translation
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

  The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

  Security transactions and related investment income
  Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and
  is adjusted for the accretion of discounts.   In determining the net gain or
  loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

  Allocation of operating activity
  The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

  Purchases and redemptions of Fund shares
  The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the fee is .30% of the amount redeemed. The Manager may waive such premiums to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums and redemption fees are pa id to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $1,434 in purchase premiums and no redemption fees. There is no premium for reinvested distributions.

  Investment risks
  There are certain additional risks involved in investing in real-estate related securities rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate values and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Additionally, there are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

    GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

    No remuneration is paid to any Trustee or officer who is affiliated with the Manager. For the six months ended August 31, 1997, the Fund incurred no Trustees fees.

3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $5,275,698 and $0, respectively.


    At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                        Gross Unrealized     Gross Unrealized    Net Unrealized
    Aggregate Cost        Appreciation         Depreciation       Appreciation
--------------------  ---------------------  ------------------  ---------------
      $9,971,168              $349,031            $196,883           $152,148


4.  Principal shareholder

    At August 31, 1997, 71% of the outstanding shares of the Fund were held by one shareholder, who is an affiliate of the Manager.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class III:                                        Period from December 20, 1996
                        Six Months Ended           (commencement of operations)
                        August 31, 1997               to February 28, 1997
                    -------------------------   --------------------------------
                      Shares        Amount         Shares            Amount
                    ----------   ------------   -----------     ----------------
Shares sold             23,696   $    239,003       940,343     $      9,468,089
Shares issued to
shareholders
in reinvestment
of distributions           871          8,967          -                    -
Shares
repurchased               -              -             -                    -
                    ----------   ------------   -----------     ----------------
Net increase            24,567   $    247,970       940,343     $      9,468,089
                    ==========   ============   ===========     ================

Pelican Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares          Description                                          Value ($)
-----------------------------------------------------------------------------------------
                     COMMON STOCKS - 83.4%
                     Automotive - 1.3%
           10,000    Chrysler Corp                                               351,250
           15,000    General Motors Corp                                         941,250
           80,000    Mascotech Industries Inc                                  1,675,000
                                                                     --------------------
                                                                               2,967,500
                                                                     --------------------
                     Banking and Financial Services - 11.0%
           40,000    American Express Co                                       3,110,000
          117,500    Block (HR) Inc                                            4,611,875
           37,500    Chase Manhattan Corp                                      4,169,531
           42,500    Citicorp                                                  5,424,063
           25,000    First Chicago NBD Corp                                    1,793,750
           10,000    Nationsbank Corp                                            593,750
           10,000    PNC Bank Corp                                               432,500
           42,500    Travelers Group Inc (The)                                 2,698,750
            5,000    Wells Fargo Co                                            1,271,250
                                                                     --------------------
                                                                              24,105,469
                                                                     --------------------
                     Chemicals - 0.7%
           25,000    Albemarle Corp                                              614,063
           10,000    Bayer A G                                                   375,000
           25,000    Borden Chemical and Plastics LP                             260,938
           10,000    Georgia Gulf Corp                                           287,500
                                                                     --------------------
                                                                               1,537,501
                                                                     --------------------
                     Computer and Office Equipment - 0.4%
           87,500    Intergraph Corp *                                           869,531
                                                                     --------------------
                     Construction - 0.1%
           10,000    McDermott International Inc                                 322,500
                                                                     --------------------
                     Consumer Goods - 3.7%
           25,000    Black & Decker Corp                                         957,813
           57,500    Eastman Kodak                                             3,759,063
            5,000    Hasbro Inc                                                  134,375
           35,000    Maytag Corp                                                 960,313
          100,000    Safety Kleen                                              2,018,750
           15,000    Scotts Company Class A *                                    420,000
                                                                     --------------------
                                                                               8,250,314
                                                                     --------------------
                     Electronic Equipment - 0.5%
           50,000    International Rectifier Corp *                            1,140,625
                                                                     --------------------
                     Environmental Control - 0.2%
           35,000    Wheelabrator Technologies Inc                               549,063
                                                                     --------------------
                     Food and Beverage - 2.8%
           40,000    Anheuser-Busch Cos Inc                                    1,705,000
           10,500    Archer Daniels Midland                                      227,063
           15,000    Coors (Adolph) Co                                           553,125

              See accompanying notes to the financial statements.              1

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Shares          Description                                Value ($)
----------------------------------------------------------------------------
                    Food and Beverage - continued
          15,000    Darden Restaurants Inc                          150,938
          40,000    Nestle SA ADR                                 2,331,392
          12,500    Riviana Foods Inc                               221,875
          25,000    RJR Nabisco Holdings Corp                       870,313
           5,000    Sara Lee Corp                                   201,250
                                                           -----------------
                                                                  6,260,956
                                                           -----------------
                    Health Care - 1.3%
          25,000    Baxter International Inc                      1,329,688
          50,000    Beverly Enterprises Inc *                       815,625
          50,000    Owens and Minor Holdings Co                     678,125
           5,000    Quest Diagnostics Inc *                          93,438
                                                           -----------------
                                                                  2,916,876
                                                           -----------------
                    Insurance - 6.2%
           5,000    Aetna Inc                                       477,165
          25,000    Allstate Corp                                 1,826,563
          20,000    Chartwell Re Corp                               685,000
           7,500    Cigna Corp                                    1,375,313
           7,500    Gallagher (Arthur J) and Co                     268,125
         150,000    Reliance Group Holdings Inc                   1,837,500
          50,000    Sedgwick Group ADR                              488,565
         135,000    TIG Holdings Inc                              4,218,750
           7,500    Transamerica Corp                               739,219
          25,000    USF & G Corp                                    548,438
          20,000    Washington National Corp                        590,000
          60,000    Willis Corroon Group Plc ADR                    618,750
                                                           -----------------
                                                                 13,673,388
                                                           -----------------
                    Machinery - 1.2%
          35,000    Cincinnati Milacron Inc                         901,250
          25,000    Coltec Industries Inc *                         559,375
           5,000    Cummins Engine Inc                              384,688
          10,000    FMC Corp *                                      830,625
                                                           -----------------
                                                                  2,675,938
                                                           -----------------
                    Manufacturing - 10.1%
          35,000    American Greetings Corp                       1,216,250
          25,000    Clayton Homes Inc                               420,313
          27,500    Corning Inc                                   1,454,063
          32,500    General Electric Co                           2,031,250
          50,000    Griffon Corp *                                  700,000
          47,500    International Business Machines Corp          4,791,563
          82,500    Owens Corning                                 3,346,406
          30,000    Rockwell International Corp                   1,800,000
          10,000    Tenneco Inc                                     485,625
          37,500    United Technologies Corp                      2,927,344
         115,000    Westinghouse Electric Corp                    2,961,250
                                                           -----------------
                                                                 22,134,064
                                                           -----------------

2             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Shares          Description                                    Value ($)
----------------------------------------------------------------------------------
                    Metals and Mining - 1.4%
           5,000    Alcan Aluminum Ltd                                    174,688
          50,000    Allegheny Teledyne Inc                              1,543,750
          37,500    Amcol International Corp                              637,500
          50,000    Boliden Ltd                                           262,921
          20,600    Echo Bay Mines Ltd *                                  104,288
           5,000    Pittston Minerals Group                                55,938
          15,000    Placer Dome Inc                                       249,375
           1,666    Westaim Corp *                                          8,220
                                                                  ----------------
                                                                        3,036,680
                                                                  ----------------
                    Oil and Gas - 7.6%
          25,000    Amerada Hess Corp                                   1,453,125
          15,000    Cabot Oil & Gas Corp, Class A                         347,813
           5,000    Dresser Industries Inc                                208,750
          30,000    Enron Oil & Gas Co                                    723,750
          52,483    Enserch Exploration Inc *                             472,344
          50,000    Lasmo Plc ADR                                         615,625
          25,000    Mitchell Energy Class A                               621,875
          40,000    Mitchell Energy Class B                             1,000,000
          10,000    Mobil Corp                                            727,500
          15,000    Monterey Resources Inc                                309,375
         112,500    Occidental Petroleum Corp                           2,636,719
          50,000    Santa Fe Energy Resources Inc *                       553,125
          35,000    Union Texas Petroleum Holdings Inc                    815,938
          45,000    Unocal Corp                                         1,757,813
          92,500    USX - Marathon Group                                3,012,031
          50,000    Westcoast Energy Inc                                  956,250
          15,000    YPF SA ADR                                            488,438
                                                                  ----------------
                                                                       16,700,471
                                                                  ----------------
                    Paper and Allied Products - 0.6%
          20,000    Fort James Corp                                       840,000
          10,000    Weyerhaeuser Co                                       577,500
                                                                  ----------------
                                                                        1,417,500
                                                                  ----------------
                    Pharmaceuticals - 1.5%
          10,000    Allergan Inc                                          323,750
           7,500    Glaxo Wellcome Plc ADR                                299,063
          17,500    Lilly (Eli) and Co                                  1,830,938
          25,000    Medpartners Inc *                                     534,375
          10,000    Smithkline Beecham PLC                                433,125
                                                                  ----------------
                                                                        3,421,251
                                                                  ----------------
                    Primary Processing - 0.6%
          11,500    Du Pont (E I) De Nemours & Co Inc                     716,594
          20,000    Intermet Corp                                         346,250
           5,000    LTV Corp                                               65,000
          12,500    Tubos De Acero De Mexico SA ADR *                     225,000
                                                                  ----------------
                                                                        1,352,844
                                                                  ----------------
                    Printing and Publishing - 0.2%
          25,000    News Corp Ltd ADR                                     451,563
                                                                  ----------------

              See accompanying notes to the financial statements.              3

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares          Description                                    Value ($)
-----------------------------------------------------------------------------------
                     Real Estate - 2.0%
           25,000    Boston Properties Inc *                               745,313
           10,000    Evans Withycombe Residential                          238,125
           65,000    JP Realty Inc                                       1,600,625
           50,000    Summit Properties Inc                                 996,875
           37,500    Walden Residential Properties Inc                     895,313
                                                                   ----------------
                                                                         4,476,251
                                                                   ----------------
                     Refining - 0.6%
           15,000    Ashland Inc                                           751,875
            5,000    Imperial Oil Ltd                                      276,250
           25,000    Quaker State Corp                                     387,500
                                                                   ----------------
                                                                         1,415,625
                                                                   ----------------
                     Retail Trade - 3.5%
           37,500    Costco Co Inc *                                     1,352,344
           75,000    Federated Department Stores *                       3,150,000
           20,000    Toys R Us Inc *                                       691,250
           75,000    Wal-Mart Stores Inc                                 2,662,500
                                                                   ----------------
                                                                         7,856,094
                                                                   ----------------
                     Services - 3.7%
           37,500    Cordiant Plc ADR                                      210,938
            5,000    Manpower Inc                                          213,438
           35,000    Ogden Corp                                            811,563
            2,500    Time Warner Inc                                       128,750
          200,000    Waste Management Inc                                6,400,000
           50,000    Waste Management International Plc *                  406,250
                                                                   ----------------
                                                                         8,170,939
                                                                   ----------------
                     Technology - 8.8%
           25,000    Avnet Inc                                           1,729,688
           85,000    Digital Equipment Corp *                            3,655,000
           25,000    Information Resources Inc *                           450,000
           30,000    Intel Corp                                          2,763,750
          100,000    Storage Technology Corp *                           5,093,750
          137,500    Tandem Computers Inc *                              4,728,281
           12,500    Xerox Corp                                            943,750
                                                                   ----------------
                                                                        19,364,219
                                                                   ----------------
                     Telecommunications - 5.6%
           10,000    AT&T Corp                                             390,000
           50,000    Cox Communications Inc *                            1,353,125
           87,500    GTE Corp                                            3,899,219
           30,000    MCI Communications Corp                               855,000
           12,500    SBC Communications Inc                                679,688
           50,000    Tele-Communications Class A *                         875,000
           35,000    US West Inc                                         1,253,438
          150,000    US West Media Group *                               3,000,000
                                                                   ----------------
                                                                        12,305,470
                                                                   ----------------
                     Tobacco - 0.3%
            5,000    Gallaher Group Plc                                     89,688
           47,500    Imperial Tobacco Group Plc                            587,813
                                                                   ----------------
                                                                           677,501
                                                                   ----------------

4             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares          Description                                                         Value ($)
------------------------------------------------------------------------------------------------------
                     Transportation - 2.0%
           10,000    AMR Corp *                                                             1,007,500
           60,000    Canadian Pacific Ltd                                                   1,751,250
            7,500    Delta Air Lines Inc                                                      648,750
            5,000    Hunt (JB) Transportation Services Inc                                     83,125
           15,000    Ryder System Inc                                                         535,313
           10,000    Sabre Group Holdings Inc *                                               307,500
                                                                                     -----------------
                                                                                            4,333,438
                                                                                     -----------------
                     Utilities - 5.5%
           25,000    Calpine Corp *                                                           462,500
           10,000    CMS Energy Corp                                                          359,375
           62,664    Duke Energy Co                                                         3,035,288
           20,000    Energy Group Plc                                                         808,750
           37,481    Houston Industries Inc                                                   758,990
          100,000    Niagara Mohawk Power Corp *                                              893,750
            5,000    Pacific Corp                                                             103,750
           92,875    Texas Utilities                                                        3,239,016
           25,000    TransCanada Pipeline Ltd                                                 468,750
           90,000    Unicom Corp                                                            2,126,250
                                                                                     -----------------
                                                                                           12,256,419
                                                                                     -----------------

                     TOTAL COMMON STOCKS (Cost $115,468,639)                              184,639,990
                                                                                     -----------------
                     PREFERRED STOCKS - 1.8%
                     Metals and Mining - 0.3%
           25,000    Freeport-McMoran Corp Preferred 0.00%                                    745,313
                                                                                     -----------------
                     Oil and Gas - 0.2%
           22,500    Atlantic Richfield Co Convertible Preferred 9.00%                        534,375
                                                                                     -----------------
                     Paper and Allied Products - 0.6%
           28,500    James River Corp Convertible Preferred 9.00%                           1,086,563
                                                                                     -----------------
                     Primary Processing - 0.0%
              500    Armco Inc Convertible Preferred $3.625                                    25,063
                                                                                     -----------------
                     Transportation - 0.7%
           16,500    Navistar International Corp Preferred $6.00                              987,938
            7,500    US Airways Group Inc Convertible Preferred Series B $4.38                642,188
                                                                                     -----------------
                                                                                            1,630,126
                                                                                     -----------------

                     TOTAL PREFERRED STOCKS (Cost $3,101,093)                               4,021,440
                                                                                     -----------------

              See accompanying notes to the financial statements.              5

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Par Value ($)    Description                                                                    Value ($)
-------------------------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS - 13.9%
                     Banking and Financial Services - 0.9%
           99,101    Citicorp, Variable Rate Note, 6.50% due 5/1/04                                         99,655
        1,000,000    General Motors Acceptance Corp, 5.50% due 12/15/01                                    955,310
        1,000,000    Standard Credit Card Master Trust I, Variable Rate Note, 6.11% due 9/15/97          1,000,000
                                                                                                  -----------------
                                                                                                         2,054,965
                                                                                                  -----------------
                     Food and Beverage - 0.4%
          250,000    Anheuser-Busch Cos Inc, 8.50% due 3/1/17                                              259,438
          750,000    General Foods Corp, 7.00% due 6/15/11                                                 722,940
                                                                                                  -----------------
                                                                                                           982,378
                                                                                                  -----------------
                     Paper and Allied Products - 0.2%
          500,000    Georgia Pacific Corp, 9.75% due 1/15/18                                               521,705
                                                                                                  -----------------
                     Real Estate - 0.8%
        1,750,000    HMH Properties Inc, 9.50% due 5/15/05                                               1,824,375
                                                                                                  -----------------
                     Technology - 1.7%
        2,500,000    Digital Equipment Corp, 7.125% due 10/15/02                                         2,447,239
        1,000,000    VLSI Technology Inc, 8.25% due 10/01/05                                             1,027,500
                                                                                                  -----------------
                                                                                                         3,474,739
                                                                                                  -----------------
                     Transportation - 0.9%
        1,000,000    AMR Corp, 9.00% due 8/1/12                                                          1,146,780
        1,000,000    United Air Lines Inc, 9.13% due 1/15/12                                             1,117,660
                                                                                                  -----------------
                                                                                                         2,264,440
                                                                                                  -----------------
                     U.S. Government - 8.9%
        7,500,000    U.S. Treasury Note, 4.75% due 8/31/98                                               7,427,325
        1,250,000    U.S. Treasury Note, 7.75% due 2/15/01                                               1,311,325
        5,750,000    U.S. Treasury Bond, 11.13% due 8/15/03                                              7,107,518
          750,000    U.S. Treasury Bond, 10.75% due 8/15/05                                                950,745
        2,500,000    U.S. Treasury Bond, 7.25% due 5/15/16                                               2,653,125
                                                                                                  -----------------
                                                                                                        19,450,038
                                                                                                  -----------------
                     U.S. Government Agency - 0.1%
          353,992    Federal Home Loan Mortgage Corp, 7.50% due 1/1/23,
                              Series 146, Interest Only Strip                                              115,157
                                                                                                  -----------------

                     TOTAL DEBT OBLIGATIONS (Cost $29,472,677)                                          30,687,797
                                                                                                  -----------------
                     SHORT-TERM INVESTMENT
        2,090,000    State Street Bank and Trust Co Repurchase Agreement,
                     dated 8/29/97, due 9/2/97, with a maturity value of
                     $2,090,929 and an effective yield of 4.00%,
                     collateralized by a U.S. Treasury Note, with a rate of
                     7.50% due 11/15/16
                     with an aggregate market value of $2,133,209 (Cost $2,090,000).                     2,090,000
                                                                                                  -----------------

6             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

                                                                                             Value ($)
------------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS - 100.0%
              (Cost $150,132,409)                                                               221,439,227

              Other Assets and Liabilities (net)                                                     54,169
                                                                                        --------------------

              TOTAL NET ASSETS - 100.0%                                               $         221,493,396
                                                                                        ====================

              Notes to the Schedule of Investments:

              ADR - American Depositary Receipt

              Variable Rate Notes - The rates shown on variable rate notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

              *     Non-income producing security.


              See accompanying notes to the financial statements.              7

Pelican Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
-----------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $150,132,409) (Note 1)                $     221,439,227
     Cash                                                                          2,826
     Dividends and interest receivable                                           785,173
     Receivable for investments sold                                           3,123,032
     Receivable for Fund shares sold                                              26,435
     Receivable for expenses waived or borne by Manager (Note 2)                  12,066
                                                                         ----------------

         Total assets                                                        225,388,759
                                                                         ----------------


Liabilities:
     Payable for investments purchased                                           209,695
     Payable for Fund shares repurchased                                       3,292,898
     Payable to affiliate for management fee (Note 2)                            318,578
     Accrued expenses and other liabilities                                       74,192
                                                                         ----------------

         Total liabilities                                                     3,895,363
                                                                         ----------------

Net Assets (equivalent to $18.00 per share based
     on 12,305,071 shares outstanding, unlimited shares authorized)    $     221,493,396
                                                                         ================



Net Assets consist of:
     Paid-in capital                                                   $     134,404,147
     Accumulated undistributed net investment income                             772,490
     Accumulated undistributed net realized gain                              15,009,941
     Net unrealized appreciation                                              71,306,818
                                                                         ----------------

         Net assets                                                    $     221,493,396
                                                                         ================


8              See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of withholding taxes of $25,093)               $      1,902,944
     Interest                                                             1,113,925
                                                                     ---------------
         Total income                                                     3,016,869
                                                                     ---------------
Expenses:
     Management fee (Note 2)                                                966,368
     Custodian and transfer agent fees                                       84,916
     Audit fees                                                              27,232
     Registration fees                                                        6,164
     Legal fees                                                               4,692
     Trustees fee (Note 2)                                                      920
     Miscellaneous                                                            2,742
                                                                     ---------------
         Total expenses                                                   1,093,034

         Less: expenses waived or borne by Manager (Note 2)                 (73,820)
                                                                     ---------------
         Net expenses                                                     1,019,214
                                                                     ---------------
            Net investment income                                         1,997,655
                                                                     ---------------
Realized and unrealized gain (loss):
         Net realized gain on investments                                16,525,120
         Change in net unrealized appreciation (depreciation)
            on investments                                               11,436,775
                                                                     ---------------

            Net realized and unrealized gain                             27,961,895
                                                                     ---------------

Net increase in net assets resulting from operations               $     29,959,550
                                                                     ===============

              See accompanying notes to the financial statements.              9

Pelican Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Six Months Ended
                                                                         August 31, 1997            Year Ended
                                                                          (Unaudited)            February 28, 1997
                                                                      ---------------------     ---------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                            $          1,997,655      $          3,995,498
     Net realized gain                                                          16,525,120                 9,036,632
     Change in net unrealized appreciation (depreciation)                       11,436,775                19,894,742
                                                                      ---------------------     ---------------------

     Net increase in net assets resulting from operations                       29,959,550                32,926,872
                                                                      ---------------------     ---------------------
Distributions to shareholders from:
     Net investment income                                                      (2,698,528)               (3,383,491)
     Net realized gains                                                         (6,192,203)               (6,758,143)
                                                                      ---------------------     ---------------------

                                                                                (8,890,731)              (10,141,634)
                                                                      ---------------------     ---------------------
Fund share transactions:  (Note 5)
     Proceeds from sale of shares                                               10,325,932                22,372,007
     Net asset value of shares issued to shareholders
         in payment of distributions declared                                    8,071,282                 9,313,111
     Cost of shares repurchased                                                (25,341,505)              (24,339,781)
                                                                      ---------------------     ---------------------
     Net increase (decrease) in net assets resulting
         from Fund share transactions                                           (6,944,291)                7,345,337
                                                                      ---------------------     ---------------------

     Total increase in net assets                                               14,124,528                30,130,575

Net assets:
     Beginning of period                                                       207,368,868               177,238,293
                                                                      ---------------------     ---------------------

     End of period (including accumulated undistributed
         net investment income of $772,490 and
         $1,473,363, respectively)                                    $        221,493,396      $        207,368,868
                                                                      =====================     =====================

10            See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     Six Months Ended
                                                                     August 31, 1997    Year Ended February 28/29,
                                                                                      ------------------------------
                                                                     (Unaudited)          1997             1996
                                                                     ------------     -------------     ------------

Net asset value, beginning of period                               $       16.31    $        14.52    $       11.99
                                                                     ------------     -------------     ------------

Income from investment operations:
  Net investment income                                                     0.17              0.33             0.31
  Net realized and unrealized gain                                          2.25              2.27             3.04
                                                                     ------------     -------------     ------------

    Total from investment operations                                        2.42              2.60             3.35
                                                                     ------------     -------------     ------------

Less distributions to shareholders:
  From net investment income                                               (0.22)            (0.27)           (0.29)
  From net realized gains                                                  (0.51)            (0.54)           (0.53)
                                                                     ------------     -------------     ------------

    Total distributions                                                    (0.73)            (0.81)           (0.82)
                                                                     ------------     -------------     ------------

Net asset value, end of period                                     $       18.00   $         16.31   $        14.52
                                                                     ============     =============     ============

Total Return (a)                                                          15.00%            18.40%           28.54%


Ratios/Supplemental Data:

         Net assets, end of period (000's)                         $    221,493     $     207,369     $    177,238
         Net expenses to average
             daily net assets                                             0.95%*            0.95%            1.05%
         Net investment income to average
             daily net assets                                             1.86%*            2.10%            2.42%
         Portfolio turnover rate                                            15%               27%              32%
         Average broker commission rate (b)                        $     0.0689    $       0.0556             N/A
         Fees and expenses voluntarily waived or borne by
             the Manager consisted of the following per
             share amounts:                                        $       0.01   $          0.01     $        -



                                                                           Year Ended February 28/29,
                                                                  -------------------------------------------------
                                                                         1995              1994             1993
                                                                     -----------     -------------     ------------

Net asset value, beginning of period                               $      12.08    $        11.37    $       10.70
                                                                     -----------     -------------     ------------

Income from investment operations:
  Net investment income                                                    0.37              0.29             0.36
  Net realized and unrealized gain                                         0.46              1.40             1.06
                                                                     -----------     -------------     ------------

    Total from investment operations                                       0.83              1.69             1.42
                                                                     -----------     -------------     ------------

Less distributions to shareholders:
  From net investment income                                              (0.37)            (0.37)           (0.38)
  From net realized gains                                                 (0.55)            (0.61)           (0.37)
                                                                    -----------     -------------     ------------

    Total distributions                                                   (0.92)            (0.98)           (0.75)
                                                                    -----------     -------------     ------------

Net asset value, end of period                                     $      11.99    $        12.08   $        11.37
                                                                     ===========     =============     ============

Total Return (a)                                                          7.38%            15.14%           13.93%


Ratios/Supplemental Data:

         Net assets, end of period (000's)                         $    117,920    $      101,165    $      85,401
         Net expenses to average
             daily net assets                                             1.10%             1.10%            1.10%
         Net investment income to average
             daily net assets                                             2.51%             2.42%            3.40%
         Portfolio turnover rate                                            40%               49%              39%
         Average broker commission rate (b)                                 N/A               N/A              N/A
         Fees and expenses voluntarily waived or borne by
             the Manager consisted of the following per
             share amounts:                                         $       -        $       0.01    $        0.01

*            Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

              See accompanying notes to the financial statements.             11

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares.

     The Fund seeks long-term capital growth primarily through investment in equity securities.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for amortization of discount on bonds. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   Management fee and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .90% of average daily net assets. GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .95% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $920. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                                  Purchases                Proceeds
                                                                             --------------------    ---------------------
       U.S. Government securities                                          $           2,762,813   $                    -
       Investments (non-U.S. Government securities)                                   27,890,243               45,292,785

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                           Gross Unrealized               Gross Unrealized             Net Unrealized
           Aggregate Cost                    Appreciation                    Depreciation                Appreciation
       -------------------------      ---------------------------     -------------------------     ----------------------
             $150,132,409                    $73,115,887                     $1,809,069                  $71,306,818

4.   Principal shareholder

     At August 31, 1997, 38% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended          Year Ended
                                                              August 31, 1997       February 28, 1997
                                                         ------------------------  ------------------
      Shares sold                                                602,006                1,487,108
      Shares issued to shareholders in reinvestment
         of distributions                                        462,817                  632,940
      Shares repurchased                                     (1,473,913)               (1,610,011)
                                                          ------------------       ------------------
      Net increase/(decrease)                                  (409,090)                  510,037
      Fund shares:
        Beginning of period                                   12,714,161               12,204,124
                                                          ------------------       ------------------
        End of period                                         12,305,071               12,714,161
                                                          ==================       ==================

GMO Foreign Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                             Value ($)
---------------------------------------------------------------------------------------------
                      STOCK AND EQUIVALENTS - 89.8%
                      Argentina - 0.2%
            57,500    YPF SA ADR                                                   1,872,344
                                                                          -------------------

                      Australia - 4.0%
           336,591    Australia and New Zealand Banking Group Ltd                  2,417,707
           706,644    Boral Ltd                                                    2,060,409
           486,000    Burswood Property Trust                                        538,984
           219,100    Caltex Australia Ltd                                           638,844
           178,264    Capral Aluminum Ltd                                            569,528
         2,376,006    Crown Ltd *                                                  2,914,246
           237,472    Dominion Mining Ltd Warrants 12/31/98 *                         21,801
           494,945    Dominion Mining Ltd *                                          174,486
           690,504    Email Ltd                                                    2,124,919
           334,137    Energy Research Group Ltd                                      306,759
           465,510    Foodland Associated                                          3,318,080
         1,432,358    Goodman Fielder Ltd                                          2,051,391
           312,500    Menzies Gold NL Rights 9/22/97 *                                   230
         2,500,000    Menzies Gold NL * *                                            413,128
         3,045,980    MIM Holdings Ltd                                             3,646,506
           550,417    National Mutual Holdings                                       816,593
           390,000    Oil Search Ltd                                                 945,237
            54,000    Orogen Minerals Ltd GDR 144A                                 1,560,060
         2,236,235    Pasminco Ltd                                                 4,045,238
           587,001    Pioneer International Ltd                                    1,974,543
           616,496    Rothmans Holdings Ltd                                        3,254,169
           785,000    Sydney Harbour Casinos Preferred *                           1,066,605
           834,448    Westpac Banking Corp                                         4,835,468
           501,706    Wills (WD & HO) Holdings Ltd                                   678,000
                                                                          -------------------
                                                                                  40,372,931
                                                                          -------------------
                      Austria - 0.3%
            41,420    Bank Austria AG (Participating Certificate)                  1,173,765
             4,613    Oesterreichische Brau Beteiligungs AG                          243,969
             7,170    Radex-Heraklith AG                                             276,761
             1,991    Universale Bau AG                                               64,436
             3,932    VA Technologie AG (Bearer)                                     721,472
             3,140    Wienerberger Baustoffindustrie AG                              609,735
                                                                            -----------------
                                                                                   3,090,138
                                                                            -----------------
                      Belgium - 2.5%
             1,942    Banque Bruxelles Lambert                                       453,099
             1,109    Bekaert SA                                                     701,332
            25,042    Cie Francois De Enterprises                                  7,412,863
            14,200    Credit Commercial Dexia                                      1,360,388
            19,173    Electrabel SA                                                3,771,653
             6,397    Generale Banque NPV                                          2,397,154
            17,305    GIB Holdings Ltd                                               866,181
             5,032    Kredietbank NPV                                              1,872,104
             2,713    Petrofina SA Bruxelles                                         969,189
             9,616    Powerfin SA                                                  1,261,518
             1,510    Royale Belge NPV                                               416,510
            24,780    Solvay Et Cie                                                1,387,040
               800    UCB Cap NPV                                                  2,495,156
                                                                            -----------------
                                                                                  25,364,187
                                                                            -----------------

              See accompanying notes to the financial statements.              1

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Brazil - 0.0%
         6,439,529    Gerdau SA Preferred                                                            126,196
         2,809,993    Metalurgica Gerdau Preferred                                                   126,089
           158,537    Metalurgica Gerdau SA                                                            4,355
                                                                                          -------------------
                                                                                                     256,640
                                                                                          -------------------
                      Canada - 1.6%
           136,620    Abitibi-Price Inc                                                            2,391,059
           299,128    Air Canada Inc *                                                             2,348,299
            29,693    Alliance Forest Preferred (d) *                                                702,521
            10,200    Alliance Forest Products Inc *                                                 241,327
            10,000    Avenor Inc                                                                     187,259
            12,000    Boliden Ltd Installment Receipt 144A *                                          63,092
           283,000    Boliden Ltd *                                                                1,487,918
            36,700    Burcon International Development Ltd 144A *                                    385,912
            50,000    Burcon International Development Ltd *                                         525,766
           113,149    Cambridge Shopping Centres Ltd                                               1,144,977
            33,500    Canfor Corp                                                                    361,914
            15,711    Elan Energy Inc *                                                              101,840
           101,500    Iamgold (International African Mining Gold) *                                  427,653
           116,600    KAP Resources Ltd Warrants 8/3/00 *                                             92,376
           220,100    KAP Resources Ltd *                                                            412,157
           200,000    Meridian Gold Inc Installment Receipt 144A *                                   893,082
           633,600    Semi-Tech Class A *                                                          1,588,050
            37,800    St Laurent Paperboard *                                                        643,862
            43,000    Suzy Shier (Non Voting)                                                        322,086
            99,000    Tembec Inc Class A *                                                           926,933
            23,140    Trizec Hahn Corp (Sub-Voting)                                                  524,981
                                                                                          -------------------
                                                                                                  15,773,064
                                                                                          -------------------
                      Chile - 0.0%
           141,751    Five Arrows Chile Investment Trust Ltd                                         457,856
            27,821    Five Arrows Chile Warrants 5/31/99 *                                            12,241
                                                                                          -------------------
                                                                                                     470,097
                                                                                          -------------------
                      Denmark - 0.0%
            12,300    Alm Brand AS Class B                                                           373,238
                                                                                          -------------------

                      France - 6.8%
             9,350    Accor SA                                                                     1,402,770
            34,245    Alcatel Alsthom Cie Generale d'Electricite SA                                4,200,524
            17,136    Axa SA                                                                       1,093,336
             4,788    AXA UAP                                                                         13,143
            31,216    Banque Nationale de Paris                                                    1,332,939
            46,100    BIC SA                                                                       3,336,559
            13,896    Bouygues                                                                     1,113,421
             4,080    Cap Gemini SA                                                                  248,883
             7,793    CGIP                                                                         2,184,173
             5,278    Chargeurs International SA                                                     313,260
             5,943    Christian Dior                                                                 837,732
             2,600    Cie Bancaire SA                                                                286,769
            12,983    Club Mediterranee SA *                                                       1,041,337
             3,200    Colas SA                                                                       423,114
             6,890    Credit Local de France SA                                                      595,229

2             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                Value ($)
------------------------------------------------------------------------------------------------
                      France - continued
            16,505    Credit Lyonnais *                                                 892,530
             7,679    Dollfus-Mieg and Cie *                                            143,566
           107,505    Elf Aquitaine SA                                               11,963,709
             2,871    Elf Gabon                                                         658,879
             3,304    Eridania Beghin-Say SA                                            430,329
            17,926    Financiere de Paribas SA                                        1,236,541
             1,739    Gaz Et Eaux                                                       743,996
            11,174    Generale Des Eaux                                               1,249,027
            11,021    Generale Des Eaux Warrants 5/2/2001 *                               6,178
             7,038    Group Axime *                                                     734,491
             6,744    Groupe Andre *                                                    620,419
            14,288    Groupe Danone                                                   2,129,479
             1,035    Guyenne Et Gascogne                                               345,540
             4,389    Labinal SA                                                      1,049,221
            12,000    Lafarge Coppee SA                                                 775,534
            36,617    Lagardere Groupe                                                  981,001
            45,816    Lyonnaise Des Eaux                                              4,615,213
            23,010    Michelin SA Class B                                             1,293,613
             4,318    Pathe SA                                                          807,289
            25,523    Pechiney SA Class A                                             1,104,152
             6,970    Pernod-Ricard                                                     325,776
            18,403    Peugeot SA                                                      2,066,185
            51,312    Rhone Poulenc SA Class A                                        1,884,810
             6,796    Saint-Gobain                                                      934,443
            55,294    Seita                                                           1,704,720
            16,483    Sidel (Bearer)                                                  1,195,700
            18,605    Societe Generale Paris                                          2,312,780
            15,100    Sommer Allibert                                                   536,485
            35,100    SPIE Batignolles                                                1,870,881
             4,196    Strafor Facom                                                     289,165
             6,000    Sylea (Bearer)                                                    534,169
            46,206    Thomson CSF                                                     1,242,469
            30,104    Total SA                                                        2,824,034
             2,700    TV Francaise                                                      220,345
             9,260    Vallourec                                                         552,654
             6,835    Worms et Compagnie SA                                             372,654
                                                                                ----------------
                                                                                     69,071,166
                                                                                ----------------
                      Germany - 6.5%
           126,500    Bankgesellschaft Berlin AG                                      3,106,019
            66,500    BASF AG                                                         2,286,671
            61,990    Bayer AG                                                        2,286,896
           135,000    Bayerishe Hypotheken und Wechsel-Bank AG                        2,272,311
            26,800    Brau und Brunnen *                                              2,128,934
           139,500    Commerzbank AG                                                  4,851,096
           133,310    Continental AG                                                  3,243,606
            26,500    Daimler-Benz                                                    1,987,334
           220,000    Deutsche Telekom AG                                             4,399,633
           169,140    Dresdner Bank                                                   6,736,849
             3,641    Dyckerhoff AG (Non Voting)                                      1,254,018
             9,800    Holzmann (Philipp) *                                            2,966,975

              See accompanying notes to the financial statements.              3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)




         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------

                      Germany - continued
             3,331    Kolnische Rueckversicherungs Gesellschaft Preferred                          2,812,610
             9,945    Kolnische Rueckversicherungs Gesellschaft (Registered)                       8,563,036
            25,272    Metro AG Preferred Class I                                                     897,081
           123,000    Pfeiffer Vacuum Tech Sponsored ADR *                                         3,490,125
             5,500    Rheinmetall Berlin AG                                                          977,696
               604    Rheinmetall Berlin AG Preferred (Non Voting) 5.60%                              97,639
           131,860    RWE Preferred                                                                5,090,837
             5,150    Villeroy and Boch AG *                                                         826,792
             2,100    Volkswagen AG                                                                1,510,707
             4,000    Volkswagen AG Preferred .79%                                                 2,155,376
             4,500    Volkswagen AG Warrants 10/27/98 *                                            1,787,351
                                                                                          -------------------
                                                                                                  65,729,592
                                                                                          -------------------
                      Greece - 0.0%
            27,350    Greek Progress Fund                                                            239,582
                                                                                          -------------------

                      Hong Kong - 3.9%
         1,132,400    Amoy Properties Ltd                                                          1,139,853
         2,255,052    Dairy Farm International                                                     1,894,244
           496,327    Great Eagle Holdings Ltd                                                     1,450,743
         1,844,800    Hang Lung Development Co Ltd                                                 3,332,972
            49,128    Hang Lung Development Co Ltd Warrants 10/31/97 *                                 3,297
         1,310,641    Hong Kong Land Holdings                                                      3,787,752
           656,900    Hysan Development Co Ltd                                                     1,907,375
            28,345    Hysan Development Co Ltd Warrants 4/30/98 *                                     12,437
           302,000    Jardine International Motor Holdings Ltd                                       342,960
           403,000    Jardine Strategic Preferred                                                    485,615
           135,133    Jardine Strategic Warrants 5/02/98 *                                            59,459
           729,000    Kumagai Gumi Hong Kong Ltd                                                   1,368,815
         1,590,000    Lai Sun Development                                                          1,579,946
         1,250,000    Lai Sun Garment International Ltd                                            1,508,259
         1,025,266    Liu Chong Hing Bank Ltd                                                      2,732,190
         1,103,000    National Mutual Asia Ltd                                                       896,748
            70,000    Orient Overseas International Ltd                                               46,974
         7,004,073    Regal Hotels International Ltd                                               1,920,719
         1,695,655    Semi Tech (Global) Co Ltd                                                    2,549,281
           160,248    Semi Tech (Global) Co Ltd Warrants 7/31/98 *                                    38,878
           562,000    Swire Pacific Ltd Class A                                                    4,297,135
         1,369,500    Swire Pacific Ltd Class B                                                    1,988,240
         1,106,500    Wharf Holdings Ltd                                                           4,005,333
           638,000    Wheelock & Co Ltd                                                            1,325,565
           183,912    Wing On Co                                                                     211,229
           758,486    Winsor Industrial Corp Ltd                                                     215,340
           429,243    Winsor Properties Holdings Ltd                                                 686,877
                                                                                          -------------------
                                                                                                  39,788,236
                                                                                          -------------------
                      Hungary - 0.0%
            96,327    Fotex (Registered) *                                                           117,625
                                                                                          -------------------

                      India - 0.2%
           157,150    India Fund Class A                                                             708,527
            40,000    India Liberalisation *                                                         353,200
            59,007    Mahindra & Mahindra GDR 144A (d)                                               672,680
            11,000    Morgan Stanley India Fund Inc *                                                118,250
                                                                                          -------------------
                                                                                                   1,852,657
                                                                                          -------------------


              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Indonesia - 0.2%
         1,685,198    Bank Dagang Nasional Industries (Foreign Registered)                           357,034
           240,744    Bank Dagang Nasional Warrants 2/14/00 (Foreign Registered) *                    14,281
           130,000    Bunas Finance Indonesia                                                         88,136
           603,500    Daya Guna Samudera (Foreign Registered)                                        818,305
         1,073,668    Dharmal Sakit Sejatera (Foreign Registered)                                    418,549
           204,137    Dharmala Intiland (Foreign Registered)                                         183,377
           350,000    Komatsu Indonesia (Foreign Registered)                                         109,746
                                                                                          -------------------
                                                                                                   1,989,428
                                                                                          -------------------
                      Israel - 0.0%
            39,500    Koor Industries Ltd ADR                                                        254,281
                                                                                          -------------------

                      Italy - 3.4%
            26,000    Aeroporti Di Roma *                                                            214,266
            78,457    Assicurazioni Generali SPA                                                   1,657,632
           515,792    Banca Commerciale Italiana SPA                                               1,288,964
            59,948    Banca di Legano SPA                                                            196,285
           236,958    Banca Toscana                                                                  526,213
           513,583    Banco Ambrosiano Veneto SPA (Non Convertible)                                1,125,930
           207,500    Comau Finanziaria SPA                                                          646,999
         1,234,464    Credito Italiano                                                             2,559,085
           163,232    Danieli and Co SPA (Non Convertible)                                           579,427
           246,322    ENI SPA                                                                      1,378,011
            29,972    Ericsson SPA                                                                   516,640
           146,530    Falck Acciaierie and Ferriere Lombarde                                         574,234
           331,490    Fiat SPA                                                                     1,020,430
           413,552    Fiat SPA Preferred                                                             642,393
            29,074    Fiat SPA (Non Convertible)                                                      48,630
           221,428    Gilardini SPA                                                                  365,965
            39,570    IFI Istituto Finanziario Preferred 2.46%                                       450,603
           172,607    IFIL Finanziaria di Partecipazioni SPA (Non Convertible)                       292,138
           627,004    Industriali Riunite SPA *                                                      442,644
           215,693    Istituto Mobilaire Italiano                                                  2,008,449
           160,238    Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                    388,149
           223,315    Italgas SPA                                                                    687,433
            74,642    Mediaset SPA                                                                   328,336
            42,000    Mediobanco SPA                                                                 274,083
         1,383,702    Montedison SPA                                                                 840,891
           975,630    Montedison SPA (Non Convertible)                                               482,079
           210,955    Montefibre SPA                                                                 123,407
           456,107    Olivetti and Co SPA * *                                                        185,219
            46,000    Pagnossin SPA                                                                  194,638
            84,930    RAS SPA                                                                        722,822
            73,200    Rinascente per l'Esercizio di Grandi Magazzini SPA                             447,339
           117,157    SAI di Risp                                                                    355,988
           719,880    Seat SPA di Risp *                                                             176,627
           713,947    Seat SPA *                                                                     266,407
           127,537    Sirti SPA                                                                      684,513
         1,341,241    Telecom Italia Mobile SPA (Non Convertible)                                  2,247,203
           741,724    Telecom Italia SPA di Risp                                                   4,414,861
           833,885    Telecom Italia SPA di Risp (Non Convertible)                                 2,950,581

              See accompanying notes to the financial statements.              5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Italy - continued
            54,563    Toro Assicurazioni                                                             680,215
            68,306    Unione Cementi Marchino Emiliane e di Augusta-Casale                           485,904
           134,857    Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible)         348,496
                                                                                              ---------------
                                                                                                  33,820,129
                                                                                              ---------------
                      Japan - 22.0%
            28,000    Advantest Corp                                                               2,560,479
            54,000    Aisin Seiki Co Ltd                                                             736,221
            52,200    AJL Peps Trust Exchange                                                        796,050
            40,300    Akita Bank                                                                     237,867
            75,000    Arisawa Manufacturing                                                        1,034,999
           226,000    Asahi Breweries Ltd                                                          3,363,039
            56,000    Banyu Pharmaceutical Co Ltd                                                    940,394
           313,000    Bridgestone Corp                                                             6,947,460
           196,000    Canon Inc                                                                    5,425,887
                24    Chubu Electric Power Co Inc                                                        403
             4,000    Chudenko Corp                                                                   91,778
            39,758    Chugoku Electric Power Co Inc                                                  644,510
            31,800    Circle K Japan Co Ltd                                                        1,596,741
            33,300    Credit Saison Co                                                               860,944
            83,000    Daiichi Seiyaku Co Ltd                                                       1,414,498
           170,000    Daikin Industries Ltd                                                        1,232,355
           239,000    Dainippon Ink & Chemicals Inc                                                  882,168
           148,000    Dainippon Printing Co Ltd                                                    3,100,507
               444    East Japan Railway Co                                                        2,030,094
            30,100    Exedy Corp                                                                     242,472
            52,400    Ezaki Glico Co Ltd                                                             394,231
           104,000    Familymart                                                                   4,366,115
                54    Fuji International Finance Preferred ADS 144A, .25% due 2/1/02               1,393,881
           160,000    Fuji Photo Film Co Ltd                                                       6,171,752
            89,000    Fujitec Co                                                                   1,043,229
           414,000    Fujitsu Ltd                                                                  4,956,023
            46,000    Gunma Bank Ltd                                                                 401,530
           137,000    Hitachi Cable Ltd                                                            1,002,245
            60,000    Hitachi Credit Corp                                                          1,142,240
           696,000    Hitachi Ltd                                                                  6,422,479
            46,312    Hokkaido Electric Power                                                        777,706
           291,000    Honda Motor Co Ltd                                                           8,999,252
            15,000    Hoya Corp                                                                      637,210
               156    Japan Tobacco Inc                                                            1,256,663
            40,000    Jusco Co                                                                     1,070,746
            84,350    Kansai Electric Power                                                        1,577,750
           245,000    Kao Corp                                                                     3,625,405
           229,000    Kawasaki Heavy Industry                                                        896,658
            23,000    Kirin Beverage                                                                 372,849
            50,400    Kurita Water Industries Ltd                                                  1,332,380
            21,000    Kyudenko Corp                                                                  140,012
            72,133    Kyushu Electric Power Co Inc                                                 1,175,332
           126,000    Marui Co Ltd                                                                 2,000,665
            54,000    Maruichi Steel Tube                                                            785,602
           545,000    Matsushita Electric Industrial Co Ltd                                       10,058,193

6             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Japan - continued
           225,000    Matsushita Electric Works Ltd                                                2,431,624
           447,000    Minebea Co Ltd                                                               4,459,224
           275,000    Minolta Co Ltd                                                               1,577,438
           150,000    Mitsubishi Corp                                                              1,483,914
           446,000    Mitsui & Co                                                                  3,648,383
            23,000    Murata Manufacturing Co Ltd                                                    938,815
            34,700    Namco Ltd                                                                    1,174,071
           203,000    NEC Corp                                                                     2,278,244
            35,350    Nichido Fire & Marine Insurance Co Ltd                                         234,805
            88,000    Nichii Co Ltd                                                                1,002,245
            33,400    Nintendo Co Ltd                                                              2,759,963
            21,000    Nippon Broadcasting System                                                   1,555,491
            77,700    Nippon Electric Glass Co                                                     1,065,799
           215,000    Nippon Meat Packers Inc                                                      2,591,654
           480,000    Nissho Iwai Corp                                                             1,807,632
           214,000    Obayashi Corp                                                                1,295,137
            34,000    Omron Corp                                                                     633,137
           101,000    Onward Kashiyama Co Ltd                                                      1,553,329
            58,000    Orix Corp                                                                    4,315,404
            28,400    Paris Miki Inc                                                                 552,465
           352,000    Ricoh Co Ltd                                                                 4,769,806
            40,000    Rinnai Corp                                                                    744,867
            65,000    Rohm Co Ltd                                                                  6,754,510
                 9    Sakura Finance Preferred .75% 144A                                             453,965
           102,000    Sanden Corp                                                                    699,559
            66,900    Sankyo Co Ltd                                                                2,035,531
           164,000    Sekisui Chemical Co Ltd                                                      1,390,639
            25,000    Shimachu Co                                                                    565,301
           162,750    Shin-Etsu Chemical Co Ltd                                                    4,167,179
           140,000    Shiseido Co Ltd                                                              2,292,792
            33,000    Sho Bond Construction Co                                                       685,843
             1,400    Shohkoh Fund & Co                                                              407,349
            75,000    Showa Corp                                                                     563,638
            37,800    SMC                                                                          3,173,830
           101,600    Sony Corp                                                                    8,868,568
           114,000    Sumitomo Electric                                                            1,724,811
           262,000    Sumitomo Realty and Development Co Ltd *                                     2,088,769
           356,000    Suzuki Motor Corp                                                            3,373,847
            46,000    Tachi-S Co Ltd                                                                 447,419
            85,000    Taisho Pharmaceutical Co Ltd                                                 2,084,546
           123,000    Taiyo Yuden Co Ltd                                                           1,441,766
           285,000    Takeda Chemical Industries Ltd                                               7,605,370
           105,000    Tanabe Seiyaku Co Ltd                                                          790,839
            99,000    TDK Corp                                                                     7,621,082
           217,000    Terumo Corp                                                                  3,968,742
               450    Toagosei Chemical Industry Co Ltd                                                1,186
            74,000    Toda Corp                                                                      412,171
                14    Tohoku Electric Power Co Inc                                                       228
            28,000    Tokyo Broadcasting System Inc                                                  472,525
                60    Tokyo Electric Power                                                             1,147

              See accompanying notes to the financial statements.              7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Japan - continued
            77,200    Tokyo Electron                                                               4,203,674
            80,000    Tokyo Seimitsu Co Ltd                                                        2,028,431
            68,000    Toppan Printing Co Ltd                                                         977,970
            50,500    Tsubaki Nakashima Co Ltd                                                       316,963
            30,000    Unicharm Corp                                                                1,017,541
            92,000    UNY Co Ltd                                                                   1,690,249
            42,000    Wacoal Corp                                                                    485,327
               354    West Japan Railway Co                                                        1,221,299
           177,000    Yamanouchi Pharmaceutical Co Ltd                                             4,237,759
            81,000    Yamatake Honeywell                                                           1,407,349
            96,000    Yamato Kogyo Co                                                                837,975
                                                                                          -------------------
                                                                                                 221,530,150
                                                                                          -------------------
                      Korea - 1.3%
           121,500    Bank of Pusan                                                                  706,787
               390    Daehan Flour Mill                                                               37,596
           114,350    Daewoo Corp                                                                    899,596
            22,000    Daewoo Securities Ltd Preferred 15.98% *                                       158,449
               829    Daewoo Securities *                                                             13,319
               100    Dong Yang Dragon Fund *                                                      1,100,000
             9,860    Dongkuk Steel Mill                                                             219,597
            67,310    Dongwon Securities Co Preferred                                                335,618
            15,310    Halla Climate Control Corp                                                     435,975
            32,641    Hana Bank Sponsored GDR (d)                                                    326,410
             1,500    Hankook Tire Manufacturing Co Ltd                                               59,668
            14,490    Hansol Paper Manufacturing Ltd                                                 356,430
           147,376    Hanwha Corp                                                                  1,521,933
            41,000    Hyundai Motor Service Co GDR 144A (d)                                          312,625
            68,540    Jinro Ltd Preferred                                                            151,889
             6,795    Kookmin Bank                                                                   105,923
           100,000    Korea Exchange Bank                                                            570,637
           159,000    Korea First Bank                                                               632,477
                68    Korea Trust *                                                                  238,000
            16,000    Kyungki Bank *                                                                  70,914
           158,230    Kyungnam Bank                                                                1,376,294
            10,000    LG Cable & Machinery Ltd                                                       162,881
            30,000    LG Securities Co Preferred                                                     172,853
             2,580    Pohang Iron & Steel                                                            222,625
           122,300    Samsung Corp                                                                 1,504,188
            68,036    Samsung Heavy Industries Co Ltd *                                              814,170
            72,000    Seoul Bank *                                                                   248,111
            27,940    Shinhan Bank                                                                   277,976
             1,040    Shinyoung Securities Preferred                                                   5,992
             6,746    Sindoricom Co Ltd                                                              352,033
               130    SK Telecom                                                                      97,083
             6,300    Ssangyong Investment Securities Co Preferred 59.90% *                           20,942
                                                                                          -------------------
                                                                                                  13,508,991
                                                                                          -------------------
                      Mexico - 0.4%
            40,238    Cifra SA                                                                        76,865
           329,000    Cifra SA De Class C                                                            583,648
            30,000    Desc SA De CV Sponsored ADR *                                                  997,500

8             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Mexico - continued
            15,000    Desc Sociedad De Formento Class C                                              124,373
           357,000    Empaques Ponderosa Class B *                                                   270,768
           109,000    Grupo Financiero Banamex Class B                                               292,152
             8,868    Grupo Financiero Banamex Class L                                                23,028
           569,562    Grupo Financiero Bancomer SA Class B                                           347,785
            21,085    Grupo Financiero Bancomer SA Class L                                            10,842
             1,496    Grupo Mexico Desarollo Class B ADR *                                               935
             1,496    Grupo Mexico Desarollo Class L ADR *                                             1,496
            28,600    Grupo Televisa                                                                 483,101
            61,333    Mexico Fund                                                                  1,203,660
                                                                                          -------------------
                                                                                                   4,416,153
                                                                                          -------------------
                      Netherlands - 5.8%
           135,280    ABN Amro Holdings NV                                                         2,663,610
            42,642    Aegon NV                                                                     3,177,449
            27,461    Akzo Nobel NV                                                                4,271,365
           586,358    ASM International NV *                                                       7,695,949
            13,161    Bam Groep                                                                      753,375
            10,000    Cap Volmac Group NV                                                            323,225
            30,822    De Boer Unigro NV                                                            1,026,665
            61,636    Dordtsche Petroleum                                                          3,151,072
            90,660    Elsevier NV                                                                  1,377,941
            25,000    Endemol Entertainment *                                                        579,832
            23,439    Fugro NV                                                                       803,874
            29,331    Gist Brocades NV                                                               839,497
            54,225    Hal Trust Class B                                                              998,096
            60,274    Hal Trust (Participating Certificate)                                        1,109,438
            33,449    Heidemij Holdings NV                                                           353,233
            40,500    Hunter Douglas NV                                                            1,700,782
            24,644    ING Groep NV                                                                 1,076,263
            11,500    Internatio-Muller                                                              369,439
            42,226    Kon Bolswessanen                                                               708,473
            15,637    Koninklijke NV                                                                 337,209
            15,588    Koninklijke Pakhoed                                                            534,613
            64,081    Koninklijke PTT Nederland                                                    2,279,967
            75,537    Kononklijke Volker Wessels                                                   2,236,532
                82    Moeara Enim Petroleum                                                        1,901,848
            20,560    Nedlloyd                                                                       610,779
             9,220    Nutricia Ver Bedrijven                                                       1,433,196
            98,883    Philips Electronics                                                          7,060,806
            24,778    Philips NV ADR                                                               1,774,724
            13,917    Roto Smeets D Boer                                                             596,801
            49,468    Royal Dutch Petroleum                                                        2,519,232
             5,941    Unilever NV                                                                  1,204,940
            13,402    Van Ommeren (Koninklijke) (Participating Certificate)                          551,569
            16,452    Vendex International                                                           826,477
            27,761    Wereldhave NV                                                                1,698,716
                                                                                          -------------------
                                                                                                  58,546,987
                                                                                          -------------------
                      New Zealand - 1.9%
               324    Air New Zealand Ltd Class B                                                        876
         1,303,036    Brierley Investment Ltd                                                      1,116,174
           896,561    Carter Holt Harvey Ltd                                                       1,856,930

                See accompanying notes to financial statements.                9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      New Zealand - continued
            38,750    DB Group Ltd                                                                    54,001
           311,727    Fisher and Paykel Industries Ltd                                             1,046,175
           292,975    Fletcher Challenge Buildings                                                   820,305
           316,511    Fletcher Challenge Energy                                                    1,116,860
         1,212,246    Fletcher Challenge Ltd                                                       1,425,868
           586,821    Fletcher Challenge Paper                                                     1,185,396
           362,307    Lion Nathan Ltd                                                                914,839
         1,731,203    Progressive Enterprise *                                                     2,014,142
         2,586,505    Sovereign Assurance                                                          4,133,558
         6,589,327    Trans Tasman Properties *                                                    3,664,638
           485,082    Wrightson Ltd                                                                  282,181
                                                                                          -------------------
                                                                                                  19,631,943
                                                                                          -------------------
                      Norway - 0.9%
             7,907    Bolig OG Naeringsk                                                             207,920
             1,090    Bona Shipholding Ltd *                                                          13,746
           139,700    Den Norske Bank AS Class A                                                     571,642
            23,100    Dyno Industrier AS                                                             573,339
            25,900    Elkem AS Class A                                                               462,146
            24,400    Fokus Bank                                                                     191,502
             9,594    Hafslund ASA B Shares                                                           48,912
            14,050    Kvaerner Industrier AS                                                         750,218
            15,395    Leif Hoegh and Co AS                                                           328,401
            30,000    Norsk Data AS Class B ADR (b) *                                                    300
            34,916    Norsk Hydro AS                                                               1,897,176
             5,400    Norske Skogindustrier AS Class A                                               200,679
            24,594    Nycomed ASA B Shares                                                           450,391
            17,100    Orkla-Borregaard AS Class A                                                  1,213,612
             8,300    Orkla-Borregaard AS Class B (Non Voting)                                       538,954
            37,900    Schibsted AS                                                                   645,760
            15,200    Storli A                                                                       330,359
            83,000    Uni Storebrand AS *                                                            546,749
            27,000    Unitor AS                                                                      380,348
                                                                                          -------------------
                                                                                                   9,352,154
                                                                                          -------------------
                      Philippines - 0.0%
           400,000    Pilipino Telephone                                                             126,316
                                                                                          -------------------

                      Poland - 0.1%
            40,000    Bank Handlowy W Warszawie *                                                    504,209
                                                                                          -------------------

                      Russia - 0.6%
         9,215,000    Irkutskenergo                                                                2,838,220
            74,228    Mosenergo AO Sponsored ADR 144A (d) *                                        3,340,260
                                                                                          -------------------
                                                                                                   6,178,480
                                                                                          -------------------
                      Singapore - 0.3%
           285,400    Jardine Matheson Holdings Ltd                                                1,997,800
           280,205    Jardine Strategic Holdings Ltd                                               1,036,759
                                                                                          -------------------
                                                                                                   3,034,559
                                                                                          -------------------
                      South Africa - 0.4%
            61,000    Barlow Ltd                                                                     718,374
           185,197    Housewares Group *                                                              41,054
            29,000    New South Africa Fund Inc                                                      445,875

10            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      South Africa - continued
           755,908    NSA International Inc *                                                      2,175,159
           151,244    NSA Investments Ltd Warrants 9/27/97 *                                         280,470
         1,109,100    Sun International Ltd                                                          709,219
                                                                                          -------------------
                                                                                                   4,370,151
                                                                                          -------------------
                      Spain - 4.6%
             4,560    Acerinox SA                                                                    751,952
            16,000    Argentaria Corporacion Bancaria de Espana SA                                   796,685
           266,322    Banco Bilbao Vizcaya SA                                                      7,015,850
             3,217    Banco Central Hispanoamericano SA                                              119,344
            11,945    Banco Popular (Registered)                                                   2,676,881
           162,723    Banco Santander SA (Registered)                                              4,538,220
            37,806    Bankinter SA                                                                 1,922,255
            13,956    Corporacion Mapfre (Registered)                                                771,100
            16,000    Ebro Agricolas Compania de Alimentacion SA                                     283,628
           214,548    Endesa                                                                       4,332,450
           261,917    FENOSA SA                                                                    2,032,902
            20,816    General Aguas de Barcelona SA                                                  757,170
            47,861    Hidroelec Cantabrico                                                         1,807,026
           429,443    Iberdrola SA                                                                 4,830,280
            11,405    Inmobilana Metropolitan Vasco Central SA                                       404,348
               516    Inmobilana Metropolitan Vasco Central SA *                                      18,084
            49,000    Midesa                                                                         617,214
            57,410    Repsol SA                                                                    2,273,289
            93,767    Sevillana de Electricidad                                                      835,719
           352,988    Telefonica de Espana SA                                                      9,171,233
            33,458    Vallehermoso SA                                                                777,965
                                                                                          -------------------
                                                                                                  46,733,595
                                                                                          -------------------
                      Sweden - 0.1%
            98,000    Castellum AB *                                                                 798,884
                                                                                          -------------------

                      Switzerland - 3.3%
             1,330    Ascom Holding AG (Bearer) *                                                  1,800,458
               125    Baloise Holdings *                                                             325,966
             1,586    Banque Cantonale Vaudoise (Bearer)                                             395,418
             2,186    Belimo Automation AG                                                           640,753
               360    Bobst SA (Bearer)                                                              555,507
             5,500    Ciba Spec Chem Holdings (Registered) *                                         476,231
            49,741    CS Holdings (Registered)                                                     5,991,175
             7,000    Feldschloesschen Huerlimann Warrants 12/15/98 *                                 18,396
             3,500    Feldschloesschen Huerlimann (Participating Certificates)                       398,572
               365    Fischer (George) AG (Bearer)                                                   506,162
               255    Flughafen Immobilien Ges                                                       347,091
             2,099    Forbo Holdings AG (Registered)                                                 872,668
             1,193    Hero AG (Bearer)                                                               618,989
               777    Holderbank Financiere Glarus AG (Bearer)                                       651,841
             3,274    Jelmoli (Registered)                                                           509,615
             3,300    Kraftwerk Laufenberg (Bearer)                                                  589,266
               750    Liechtenstein Global Trust AG                                                  407,837

              See accompanying notes to the financial statements.            11

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      Switzerland - continued
             2,048    Merkur Holding AG (Registered)                                                 427,802
               415    Motor Columbus (Bearer)                                                        788,585
             2,401    Nestle AG (Registered)                                                       2,798,915
             3,583    Novartis AG (Registered)                                                     5,089,427
               154    Roche Holdings (Participating Certificate)                                   1,302,315
               335    Sairgroup Namen AKT *                                                          397,968
             1,000    Schweizerische Rueckversicherungsgesellschaft (Bearer)                       1,331,492
             2,289    SMH AG (Bearer)                                                              1,281,735
             2,200    Sulzer Gebrueder AG (Registered)                                             1,546,174
             2,305    Sulzer Medica AG *                                                             601,082
             1,962    Swiss Bank Corp (Registered) *                                                 473,958
               161    Swiss Insurance Co                                                             324,376
             3,599    Zuerich Versicherungs Namen (Registered)                                     1,309,565
                                                                                          -------------------
                                                                                                  32,779,339
                                                                                          -------------------
                                                                                          -------------------
                      Taiwan - 0.5%
            22,526    Baring Taiwan Fund Ltd *                                                       354,785
               208    Formosa Fund IDR *                                                           2,932,800
            43,000    Formosa Growth Fund *                                                        1,128,750
            15,700    R O C Taiwan Fund                                                              204,100
            42,052    Tuntex Distinct Corp GDR 144A (d) *                                            231,286
                                                                                          -------------------
                                                                                                   4,851,721
                                                                                          -------------------
                      Thailand - 0.3%
           301,300    Bank of Ayudhya Plc (Foreign Registered)                                       467,064
           428,900    First Bangkok City (Foreign Registered)                                        307,343
           645,900    Jasmine International Public Co (Foreign Registered)                           505,347
             9,000    Telecomasia Sponsored GDR 144A (d) *                                           104,202
           462,200    Telecomasia (Foreign Registered) *                                             405,557
           487,700    Thai Telephone & Telecommunications (Foreign Registered) *                     153,342
           204,800    Total Access Communication                                                     819,200
           122,800    United Communication Industries (Foreign Registered)                           395,841
                                                                                          -------------------
                                                                                                   3,157,896
                                                                                          -------------------
                      United Kingdom - 17.7%
           161,272    Allied Domecq Plc                                                            1,218,827
           465,630    Allied Irish Banks Plc *                                                     3,934,377
           310,976    Anglian Water Plc                                                            3,921,250
         2,088,281    ASDA Group                                                                   4,876,955
           442,838    BAA                                                                          3,971,617
           432,056    Bank of Scotland                                                             2,907,940
           104,531    Barclays Bank Plc                                                            2,390,350
            75,000    Bass *                                                                       1,003,489
           399,188    BAT Industries                                                               3,343,837
           557,684    Berkley Group                                                                6,783,389
           119,028    Betacomm Plc *                                                                  86,868
           919,527    BG Plc                                                                       4,011,567
           440,000    Billiton Plc *                                                               1,712,621
           409,953    BPB Industries Plc                                                           2,253,881
           581,232    British Airways                                                              6,061,188
           748,619    British Petroleum                                                           10,465,631
           100,000    British Sky Broadcasting Plc                                                   707,105

12            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

         Shares       Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      United Kingdom - continued
           575,750    British Steel                                                                1,615,390
         1,967,530    British Telecom Plc                                                         12,699,942
         1,050,000    BTR                                                                          3,712,300
           641,375    Capital Shopping Centres *                                                   4,004,701
           408,800    Caradon                                                                      1,359,133
           519,527    Centrica Plc *                                                                 745,674
           174,780    Commercial Union Plc                                                         2,097,591
           300,000    Cookson Group *                                                              1,245,542
           380,267    Costain Group (c) *                                                            277,523
           234,287    Energy Group Plc                                                             2,370,992
           180,000    First Russian Frontiers Trust Plc *                                          4,670,784
            38,000    First Russian Frontiers Warrants 2001 *                                        677,912
            68,927    Flextech Plc *                                                                 684,129
            84,013    General Accident                                                             1,235,808
           350,000    General Electric                                                             2,168,347
           407,251    Glaxo Wellcome Plc                                                           8,156,924
           494,116    Grand Metropolitan                                                           4,539,689
           210,586    Great Portland Estates Plc                                                     706,964
           223,079    Great Universal Stores Plc                                                   2,268,420
           207,098    Guardian Royal                                                                 910,212
           166,008    Hanson Plc                                                                     794,234
            83,636    Hanson Plc Warrants 9/30/97 *                                                      327
           873,094    Hillsdown Holdings                                                           2,293,894
            83,469    HSBC Holdings                                                                2,599,104
            79,909    Hyder Plc                                                                    1,082,130
           157,839    Hyder Plc Cumulative Redemption Preferred Shares                               276,462
           223,071    Imperial Chemical Industries Plc                                             3,610,530
           132,816    Imperial Tobacco Group Plc                                                     824,986
           431,065    Ladbroke Group                                                               1,810,672
             2,128    Lloyds TSB Group                                                                24,918
           735,537    Marley                                                                       1,324,112
           361,140    Mirror Group Plc                                                             1,188,965
           216,000    National Power                                                               1,993,257
           230,940    National Westminster Bank                                                    2,955,109
           275,000    Norwich Union Plc *                                                          1,511,923
           221,504    Peninsular & Oriental Steam Navigation Co                                    2,335,029
           134,894    Powergen                                                                     1,706,415
         2,148,935    Raglan Property Plc                                                            801,583
           331,830    Railtrack Group Plc                                                          4,157,301
            98,000    Reckitt & Colman                                                             1,513,075
           673,843    Royal & Sun Alliance Insurance                                               5,464,193
           279,023    Safeway Plc                                                                  1,696,948
           500,000    Scottish Power Plc                                                           3,523,361
         1,174,447    Sears                                                                        1,199,972
           234,593    Severn Trent Plc                                                             3,329,051
           246,940    Severn Trent Plc Class B                                                       128,156
           100,000    Smith (WH) Group *                                                             614,662
           235,171    Standard Chartered                                                           3,157,995
           485,000    Sun Life & Province Holding                                                  3,055,836
           769,207    T & N                                                                        2,002,237

              See accompanying notes to the financial statements.             13

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

        Shares/
       Par Value      Description                                                             Value ($)
-------------------------------------------------------------------------------------------------------------
                      United Kingdom - continued
           202,185    Tarmac                                                                         388,566
           200,000    Tate & Lyle                                                                  1,328,254
           200,225    Taylor Woodrow Plc                                                             603,988
           188,228    TC Group Plc                                                                   323,584
           203,196    Thames Water                                                                 2,601,744
            17,600    United Utilities                                                               196,666
           271,030    Viglen Technology *                                                            285,712
                                                                                          -------------------
                                                                                                 178,503,820
                                                                                          -------------------

                      TOTAL STOCK AND EQUIVALENTS (Cost $811,180,674)                            908,460,683
                                                                                          -------------------

                      CONVERTIBLE BONDS - 0.5%
                      Hong Kong - 0.1%
 HKD       810,000    Sino Land Co, 5.00% due 2/26/01 144A                                           761,400
                                                                                          -------------------

                      Italy - 0.0%
 ITL   425,000,000    Mediobanca (Banc Credito Finanz), 4.00% due 12/31/97                           239,498
                                                                                          -------------------
                                                                                          -------------------

                      Japan - 0.1%
 JPY   145,000,000    STB Cayman Capital Ltd. Convertible, .50% due 10/01/07                       1,310,895
                                                                                          -------------------

                      Mexico - 0.0%
  $        870,000    Grupo Financiero Invermexico, 7.50% due 6/16/01                                313,200
                                                                                          -------------------

                      New Zealand - 0.1%
 NZD       978,881    Brierley Investment, 9.00% due 6/30/98                                         782,187
                                                                                          -------------------

                      Singapore - 0.2%
 SGD     1,750,000    Keppel Corp 2.0% due 8/12/02 144A                                            1,662,500
                                                                                          -------------------

                      TOTAL CONVERTIBLE BONDS (Cost $5,259,673)                                    5,069,680
                                                                                          -------------------

                      DEBT OBLIGATIONS - 0.1%
                      United Kingdom - 0.1%
 GBP       441,779    Viglen Technology Floating Rate Note, 6.75% due 9/1/2000 (c)                   836,845
                                                                                          -------------------

                      TOTAL DEBT OBLIGATIONS (Cost $541,150)                                         836,845
                                                                                          -------------------

                      SHORT-TERM INVESTMENTS - 14.9%
                      Cash Equivalents - 14.9%
  $     50,000,000    First National Bank of Chicago Time Deposit, 5.44% due 9/2/97               50,000,000
        67,133,952    The Boston Global Investment Trust (a)                                      67,133,952
  $     33,200,000    Wachovia Bank Time Deposit, 5.43% due 9/2/97                                33,200,000
                                                                                          -------------------
                                                                                                 150,333,952
                                                                                          -------------------

                      TOTAL SHORT-TERM INVESTMENTS (Cost $150,333,952)                           150,333,952
                                                                                          -------------------

                      TOTAL INVESTMENTS - 105.4%
                      (Cost $967,315,449)                                                      1,064,701,160

                      Other Assets and Liabilities (net) -  (5.6%)                               (56,290,212)
                                                                                          -------------------

                      TOTAL NET ASSETS - 100.0%                                         $      1,008,410,948
                                                                                          ===================

14            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------


                      Notes to the Schedule of Investments:

                      ADR    American Depositary Receipt
                      GDR    Global Depository Receipt
                      IDR    International Depository Receipt

                      GBP    British Pound
                      HKD    Hong Kong Dollar
                      ITL    Italian Lira
                      JPY    Japanese Yen
                      NZD    New Zealand Dollar
                      SGD    Singapore Dollar

                      (a) Represents investment of security lending collateral (Note 1).

                      (b)    Bankrupt issuer.

                      (c)    Valued by management (Note 1).

                      (d) Security is restricted as to public resale. The aggregate market value of restricted securities is $5,689,984 or 5.64% of net assets.

                      144A - Securities exempt from registration under Rule
                             144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      * Non-income producing security. A dividend has not been declared for the twelve months ended August 31, 1997.




              See accompanying notes to the financial statements.            15

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

           At August 31, 1997, industry sector diversification of the Fund's investments (excluding short-term investments) was as follows:

                                                                 Percentage of
           Industry Sector                                         Net Assets
           Banking                                                   11.4%
           Consumer Goods                                             8.1
           Electronic Equipment                                       6.3
           Conglomerates                                              5.8
           Construction                                               5.4
           Oil and Gas                                                5.3
           Machinery                                                  5.1
           Insurance                                                  5.0
           Retail Trade                                               4.9
           Utilities                                                  4.7
           Telecommunications                                         4.5
           Services                                                   4.4
           Health Care                                                4.2
           Chemicals                                                  3.7
           Automotive                                                 2.7
           Real Estate                                                2.5
           Metals and Mining                                          2.2
           Transportation                                             2.2
           Computers                                                  1.9
           Food and Beverage                                          1.9
           Paper and Allied Products                                  1.4
           Financial Services                                         1.1
           Communications                                             0.9
           Textiles                                                   0.6
           Aerospace                                                  0.3
           Miscellaneous                                              3.5
                                                                     -----
                                                                      100 %
                                                                     =====

16              See accompanying notes to financial statements.

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
------------------------------------------------------------------------------------
Assets:
    Investments, at value (cost $967,315,449) (Note 1)              $ 1,064,701,160
    Foreign currency, at value (cost $6,224,651) (Note 1)                 6,243,836
    Cash                                                                      6,697
    Receivable for investments sold                                       2,228,392
    Receivable for Fund shares sold                                      17,181,418
    Dividends and interest receivable                                     2,560,206
    Foreign withholding taxes receivable                                    937,829
    Receivable for expenses waived or borne by Manager (Note 2)             214,546
                                                                      --------------

      Total assets                                                    1,094,074,084
                                                                      --------------

Liabilities:
    Payable upon return of securities loaned (Note 1)                    67,133,952
    Payable for investments purchased                                     7,538,121
    Payable for Fund shares repurchased                                  10,000,000
    Payable to affiliate for (Note 2):
      Management fee                                                        648,490
      Shareholder service fee                                               132,632
    Accrued expenses                                                        209,941
                                                                      --------------

      Total liabilities                                                  85,663,136
                                                                      --------------

Net assets                                                          $ 1,008,410,948
                                                                      ==============

Net assets consist of:
    Paid-in capital                                                 $   902,934,496
    Undistributed net investment income                                   8,642,725
    Accumulated net realized loss                                          (563,919)
    Net unrealized appreciation                                          97,397,646
                                                                      --------------

                                                                    $ 1,008,410,948
                                                                      ==============
Net assets attributable to:
    Class I Shares                                                  $    12,529,788
                                                                      ==============
    Class II Shares                                                 $    24,270,797
                                                                      ==============
    Class III Shares                                                $   971,610,363
                                                                      ==============

Shares outstanding:
    Class I                                                               1,067,893
                                                                      ==============
    Class II                                                              2,067,776
                                                                      ==============
    Class III                                                            82,738,491
                                                                      ==============

Net asset value per share:
    Class I                                                         $         11.73
                                                                      ==============
    Class II                                                        $         11.74
                                                                      ==============
    Class III                                                       $         11.74
                                                                      ==============

              See accompanying notes to the financial statements.            17

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
------------------------------------------------------------------------------
Investment income:
    Dividends (net of foreign tax expense of $1,427,559)       $   12,762,869
    Interest (including security lending income of $196,930)        2,079,402
                                                                 -------------
      Total income                                                 14,842,271
                                                                 -------------

Expenses:
    Management fee (Note 2)                                         3,161,700
    Custodian fees                                                    293,848
    Audit fees                                                         33,120
    Stamp duties and transfer taxes                                    32,568
    Transfer agent fees                                                32,384
    Legal fees                                                         15,640
    Registration fees                                                   4,048
    Trustees fee (Note 2)                                               3,220
    Miscellaneous                                                       2,811
    Fees waived or borne by Manager (Note 2)                       (1,016,991)
                                                                 -------------
                                                                    2,562,348
    Shareholder service fee (Note 2)
      Class I                                                          11,736
      Class II                                                         26,358
      Class III                                                       608,081
                                                                 -------------

      Net expenses                                                  3,208,523
                                                                 -------------

         Net investment income                                     11,633,748
                                                                 -------------

Realized and unrealized gain (loss):
     Net realized gain (loss) on:
         Investments                                                2,403,470
         Foreign currency, forward contracts and foreign currency
           related transactions                                      (103,764)
                                                                 -------------
           Net realized gain                                        2,299,706
                                                                 -------------

      Change in net unrealized appreciation (depreciation) on:
         Investments                                               55,175,266
         Foreign currency, forward contracts and foreign currency
           related transactions                                         4,537
                                                                 -------------
           Net unrealized gain                                     55,179,803
                                                                 -------------

      Net realized and unrealized gain                             57,479,509
                                                                 -------------
Net increase in net assets resulting from operations           $   69,113,257
                                                                 =============


18            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

                                                                         Six Months Ended
Increase (decrease) in net assets:                                        August 31, 1997         Period Ended
Operations:                                                                 (Unaudited)        February 28, 1997 *
                                                                       --------------------   ---------------------
      Net investment income                                           $         11,633,748   $           4,998,592
      Net realized gain (loss)                                                   2,299,706              (3,379,420)
      Change in net unrealized appreciation (depreciation)                      55,179,803              42,217,843
                                                                       --------------------   ---------------------

      Net increase in net assets resulting from operations                      69,113,257              43,837,015
                                                                       --------------------   ---------------------

Distributions to shareholders from:
      Net investment income
         Class I                                                                   (34,608)                (32,692)
         Class II                                                                  (80,383)                (86,399)
         Class III                                                              (2,799,758)             (4,439,981)
                                                                       --------------------   ---------------------
         Total distributions from net investment income                         (2,914,749)             (4,559,072)
                                                                       --------------------   ---------------------

Net share transactions:  (Note 5)
         Class I                                                                 7,235,586               4,554,323
         Class II                                                                   80,383              21,186,399
         Class III                                                             236,219,746             633,658,060
                                                                       --------------------   ---------------------
      Increase in net assets resulting from net share transactions             243,535,715             659,398,782
                                                                       --------------------   ---------------------

      Total increase in net assets                                             309,734,223             698,676,725

Net assets:
      Beginning of period                                                      698,676,725                       -
                                                                       --------------------   ---------------------

      End of period (including undistributed net investment
         income of $8,642,725 and distributions in excess of          $      1,008,410,948   $         698,676,725
         net investment income of $76,274, respectively)               ====================   =====================


*  Period from June 28, 1996 (commencement of operations) to February 28, 1997.

              See accompanying notes to the financial statements.             19

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                     Six Months Ended
                                                                      August 31, 1997              Period Ended
                                                                        (Unaudited)             February 28, 1997 *
                                                                    ------------------         ------------------
Net asset value, beginning of period                              $              10.65       $               9.88
                                                                    ------------------         ------------------

Income from investment operations:
  Net investment income                                                           0.16(d)                    0.06
  Net realized and unrealized gain                                                0.96                       0.78
                                                                    ------------------         ------------------

         Total from investment operations                                         1.12                       0.84
                                                                    ------------------         ------------------

Less distributions to shareholders from:
     Net investment income                                                       (0.04)                     (0.07)
                                                                    ------------------         ------------------


Net asset value, end of period                                    $              11.73       $              10.65
                                                                    ==================         ==================

Total Return (a)                                                                10.50%                      8.53%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                            $             12,530       $              4,891
     Net expenses to average
         daily net assets                                                        0.89%**(b)                 0.89%**(b)
     Net investment income to average
         daily net assets                                                        2.59%**                    0.98%**
     Portfolio turnover rate                                                        9%                        13%
     Average broker commission rate per equity share (c)          $             0.0146       $             0.0204
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                           $               0.01       $               0.02

*    Period from July 10, 1996 (commencement of operations) to February 28,1997.

**   Annualized.

(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.

(c) The average broker commission rate will vary depending on the markets in which trades are executed.

(d)  Computed using average shares outstanding throughout the period.

20              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     Six Months Ended
                                                                     August 31, 1997          Period Ended
                                                                       (Unaudited)         February 28, 1997 *
                                                                    ----------------      -------------------
Net asset value, beginning of period                               $          10.65      $             10.02
                                                                    ----------------      -------------------

Income from investment operations:
  Net investment income                                                        0.16(d)                  0.06
  Net realized and unrealized gain                                             0.97                     0.65
                                                                    ----------------      -------------------

         Total from investment operations                                      1.13                     0.71
                                                                    ----------------      -------------------

Less distributions to shareholders from:
     Net investment income                                                    (0.04)                   (0.08)
                                                                    ----------------      -------------------

Net asset value, end of period                                     $          11.74      $             10.65
                                                                    ================      ===================

Total Return (a)                                                              10.59%                    7.08%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                             $         24,271      $            21,957
     Net expenses to average
         daily net assets                                                      0.83%**(b)               0.84%**(b)
     Net investment income to average
         daily net assets                                                      2.75%**                  0.83%**
     Portfolio turnover rate                                                      9%                      13%
     Average broker commission rate per equity share (c)           $         0.0146      $            0.0204
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                            $           0.01      $              0.02

* Period from September 30, 1996 (commencement of operations) to February 28, 1997.
**      Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets for the period ended February 28, 1997 and .01% of average daily net assets for the six months ended August 31, 1997.
(c) The average broker commission rate will vary depending on the markets in which trades are executed.
(d)     Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             21

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 1997          Period Ended
                                                              (Unaudited)          February 28, 1997 *
                                                            ----------------       -------------------
Net asset value, beginning of period                       $          10.66       $             10.00
                                                            ----------------       -------------------
Income from investment operations:
  Net investment income                                                0.16(d)                   0.08
  Net realized and unrealized gain                                     0.96                      0.66
                                                            ----------------       -------------------
         Total from investment operations                              1.12                      0.74
                                                            ----------------       -------------------
Less distributions to shareholders from:
     Net investment income                                            (0.04)                    (0.08)
                                                            ----------------       -------------------

Net asset value, end of period                             $          11.74       $             10.66
                                                            ================       ===================
Total Return (a)                                                      10.50%                     7.37%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                     $        971,610       $           671,829
     Net expenses to average
         daily net assets                                              0.76%**(b)                0.76%**(b)
     Net investment income to average
         daily net assets                                              2.76%**                   1.24%**
     Portfolio turnover rate                                              9%                       13%
     Average broker commission rate per equity share (c)   $           0.0146     $            0.0204
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                    $           0.01       $              0.02

*       Period from June 28, 1996 (commencement of operations) to February 28,
        1997.
**      Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.
(c) The average broker commission rate will vary depending on the markets in which trades are executed.
(d)     Computed using average shares outstanding throughout the period.

22              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------
1.   Significant accounting policies

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund commenced operations on June 28, 1996 subsequent to a transaction involving the reorganization of the GMO International Equities Pool of The Common Fund for Nonprofit Organizations (the "GMO Pool"). The GMO Pool was discontinued and its net assets distributed pro rata to the unitholders of the GMO Pool as a liquidating distribution. Such net assets were immediately thereafter transferred by the unitholders to the Fund in exchange for shares of the Fund. The portfolio of the Fund on June 28, 1996 was the same as the portfolio of the GMO Pool prior to the transfer.

     The Fund seeks maximum total return through investment primarily in equity securities of non-U.S. issuers.

     The Fund offers three classes of shares: Class I, Class II, and Class III. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------
     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no open

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------
     forward currency contracts as of August 31, 1997.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997 the Fund loaned securities having a market value of $63,419,189 collateralized by cash in the amount of $67,133,952, which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------
     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $3,220. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued

--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997 aggregated $288,367,798 and $71,222,310, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                Gross Unrealized         Gross Unrealized        Net Unrealized
         Aggregate Cost           Appreciation             Depreciation           Appreciation
       ------------------     --------------------     --------------------    ------------------
           $967,315,449           $131,334,221             $33,948,510            $97,385,711

4.   Principal shareholder

     At August 31, 1997, 12% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                              Period from July 10, 1996
                                          Six Months Ended                  (commencement of operations)
       Class I:                           August 31, 1997                       to February 28, 1997
                               --------------------------------------   -------------------------------------
                                   Shares               Amount              Shares               Amount
                               ----------------     -----------------   --------------     ------------------
      Shares sold                      605,992    $        7,201,878          455,993    $       4,521,631

      Shares issued to
      shareholders in
      reinvestment of
      distributions                      2,874                34,608            3,119               32,692
      Shares repurchased                  (85)                 (900)            -                   -
                               ----------------     -----------------   --------------     ----------------
      Net increase                     608,781    $        7,235,586          459,112    $       4,554,323
                               ================     =================   ==============     ================

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------
    Share transactions - continued


                                                                            Period from September 30, 1996
                                          Six Months Ended                   (commencement of operations)
     Class II:                            August 31, 1997                        to February 28, 1997
                              ---------------------------------------   --------------------------------------
                                    Shares                Amount             Shares                Amount
                              ----------------     ------------------   ---------------     ------------------
     Shares sold                            -    $            -              2,052,856      $      21,100,000

     Shares issued to
     shareholders in
     reinvestment of
     distributions                      6,676                 80,383             8,244                 86,399

     Shares repurchased                     -                      -                 -                      -
                              ----------------     ------------------   ---------------     ------------------
     Net increase                       6,676    $            80,383         2,061,100     $       21,186,399
                              ================     ==================   ===============     ==================
                                                                               Period from June 28, 1996
                                         Six Months Ended                    (commencement of operations)
     Class III:                          August 31, 1997                        to February 28, 1997
                              ---------------------------------------   --------------------------------------
                                   Shares                Amount             Shares                Amount
                              ----------------     ------------------   ---------------     ------------------
     Shares sold                   21,514,444     $      257,949,654        64,118,750     $      644,703,588
     Shares issued to
     shareholders in
     reinvestment of
     distributions                     89,884              1,082,206           167,499              1,757,065

     Shares repurchased            (1,918,301)           (22,812,114)       (1,233,785)           (12,802,593)
                              ----------------     ------------------   ---------------     ------------------
     Net increase                  19,686,027     $      236,219,746        63,052,464     $      633,658,060
                              ================     ==================   ===============     ==================

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares     Description                                       Value ($)
-----------------------------------------------------------------------------
              STOCK AND EQUIVALENTS - 93.6%
              Australia - 4.1%
      80,300  Advance Property Fund                                    89,054
      12,100  Amalgamated Holdings Ltd                                 61,764
      16,500  Amcor Ltd                                                99,856
     369,832  Australia and New Zealand Banking Group Ltd           2,656,474
      21,400  Australian Gas & Light                                  134,697
     156,708  Australian National Industries Ltd                      179,547
     431,109  Boral Ltd                                             1,257,013
      21,500  Broken Hill Proprietary Ltd                             269,705
     139,229  Burns Philp & Co Ltd                                    244,394
      42,600  Capcount Property Trust                                  29,097
      40,500  Capital Property Trust                                   66,629
      80,800  Capral Aluminum Ltd                                     258,145
      26,100  Coca-Cola Amatil Ltd                                    266,068
     521,098  Coles Myer Ltd                                        2,426,065
      22,200  Comalco Ltd                                             110,873
      39,056  Commonwealth Bank of Australia                          431,418
      78,496  Consolidated Rutile Ltd *                                40,356
       2,900  Coventry Group Ltd                                       11,821
      16,500  CRA Ltd                                                 243,702
      18,200  CSL Ltd                                                 113,619
     466,263  CSR Ltd                                               1,650,594
     141,300  Cultus Petroleum *                                      348,693
      17,000  Email Ltd                                                52,315
      57,290  Foodland Associated                                     408,354
     169,629  Fosters Brewing Group Ltd                               320,181
       2,410  G E Crane Holdings Ltd                                   25,223
     463,827  Goodman Fielder Ltd                                     664,283
      83,000  Hardie (James) Industries Ltd                           282,242
      13,300  Incitec Ltd                                              58,121
      28,700  Jupiters Ltd                                             67,030
     175,700  MIM Holdings Ltd                                        210,340
      47,700  Mirvac Ltd                                              100,896
      91,266  National Australia Bank Ltd                           1,266,873
      68,430  National Consolidated Ltd                                40,207
      53,900  National Mutual Property Trust                           43,546
     783,203  News Corp Ltd                                         3,527,270
     372,983  News Corp Ltd Preferred 1.19%                         1,421,735
      24,115  Normandy Mining Ltd                                      29,224
      58,349  North Broken Hill Peko Ltd                              196,402
      46,800  Pacific Dunlop Ltd                                      120,303
      18,700  Pasminco Ltd                                             33,827
     622,752  Pioneer International Ltd                             2,094,801
      51,674  PMP Communications Ltd                                  124,103
      17,200  Portman Mining Ltd                                       40,045
      43,600  Qantas Airways Ltd                                       95,426
     156,535  QCT Resources Ltd                                       182,798
      38,869  Rothmans Holdings Ltd                                   205,170
     141,604  Santos Ltd                                              672,887

              See accompanying notes to the financial statements.              1

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares    Description                                                           Value ($)
--------------------------------------------------------------------------------------------------
               Australia - continued
      199,197  Schroders Property                                           $              327,713
       42,245  Sea World Property Trust                                                     43,438
       27,651  Simsmetal Ltd                                                               203,083
       72,700  Southcorp Holdings Ltd                                                      250,954
       19,500  Sydney Harbour Casinos Preferred *                                           26,495
        3,749  W H Soul Pattison & Co Ltd                                                  121,152
       15,800  Westfarmers Ltd                                                             153,525
      224,365  Westfield Trust Units                                                       420,201
       62,950  Westpac Banking Corp                                                        364,783
       12,800  Wills (WD & HO) Holdings Ltd                                                 17,298
       15,600  Woodside Petroleum Ltd                                                      124,886
                                                                             ---------------------
                                                                                        25,326,714
                                                                             ---------------------
               Austria - 0.7%
           86  Bau Holding AG Preferred 2.42% (Non Voting)                                   4,182
        5,058  Brau Union AG                                                               283,953
        3,040  Creditanstalt-Bankverein                                                    186,694
          118  Creditanstalt-Bankverein Preferred 1.65%                                      5,774
           26  EA-Generali AG                                                                6,126
        3,200  EVN Energie-Versorgung Niederoesterreich AG                                 382,683
       17,012  Lenzing AG *                                                              1,066,234
       25,893  Leykam-Muerztaler Papier und Zellstoff AG *                                 609,081
        4,518  OEMV AG                                                                     597,005
        1,649  Oesterreichische Brau Beteiligungs AG                                        87,211
        9,785  Oesterreichische Elektrizitaetswirtschafts AG                               665,647
       11,004  Oesterreichische Laenderbank AG                                             547,227
          454  Wienerberger Baustoffindustrie AG                                            88,159
                                                                             ---------------------
                                                                                         4,529,976
                                                                             ---------------------
               Canada - 4.1%
       10,798  Abitibi-Price Inc                                                           188,982
       50,561  Agrium Inc                                                                  611,779
       21,000  Air Canada Inc *                                                            164,860
       14,400  Anderson Exploration Ltd *                                                  179,423
       12,500  BC Telecom Inc                                                              300,695
       58,196  BCE Inc                                                                   1,649,330
       11,700  Biochem Pharma Inc *                                                        303,360
       45,900  Bombardier Inc Class B                                                      890,925
       49,600  CAE Industries Inc                                                          380,453
        2,500  Canadian Hotel Inc                                                          123,609
       48,700  Canadian Marconi Co                                                         710,271
       22,600  Canadian Tire Corp Ltd Class A                                              424,020
       27,189  Cominco Ltd                                                                 704,962
       21,900  Corel Corp *                                                                127,761
        8,400  Co-Steel Inc                                                                142,475
       34,300  Cott Corp                                                                   327,325
       22,600  Dofasco Inc                                                                 460,643
      153,232  Dominion Textile Inc                                                        827,714
       15,000  Edperbrascan Corp Class A Ltd (Voting Shares)                               254,961
       23,693  Fletcher Challenge Canada Ltd Class A                                       405,278
       37,998  Gulf Canada Resources Ltd *                                                 310,618

2             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares    Description                                               Value ($)
---------------------------------------------------------------------------------------
               Canada - continued
       34,500  Imasco Ltd                                             $         980,248
       22,893  Imperial Oil Ltd                                               1,261,345
       23,100  Inco Ltd                                                         624,729
        9,500  Ipsco Inc                                                        396,845
       18,500  Laidlaw Inc                                                      270,482
       89,081  Macmillan Bloedel Ltd                                          1,116,360
        5,500  Magna International Class A                                      364,435
       22,200  Methanex Corp *                                                  186,273
       12,200  Molson Co Ltd, Class A                                           224,063
       16,600  Moore Corporation Ltd                                            333,566
       28,200  Newbridge Networks Corp *                                      1,284,634
       45,600  Noranda Forest Inc                                               308,718
       14,898  Norcen Energy Resource                                           358,917
      114,500  Nova Corp of Alberta                                             968,976
       22,600  Nova Scotia Power Inc                                            234,391
        6,700  Potash Corp of Saskatchewan                                      496,305
       22,800  Quebecor Inc Class B                                             425,309
       15,900  Rogers Cantel Mobile Communications Class B *                    317,782
       26,500  Seagram Ltd                                                      925,673
       10,600  Suncor Energy Inc                                                332,479
       17,794  Teck Corp Class B                                                333,209
       31,200  Telus Corp                                                       620,202
       17,200  Thomson Corp                                                     392,078
       42,400  Transalta Corp                                                   528,301
       46,600  Transcanada Pipelines Ltd                                        872,628
       14,899  United Dominion Inds Ltd                                         405,083
       30,000  Westcoast Energy Inc                                             573,661
        4,100  Weston George Ltd                                                277,133
                                                                       ----------------
                                                                             24,903,269
                                                                       ----------------
               Finland - 0.2%
        7,000  Amer Group Class A *                                             135,611
        1,500  Cultor OY Class 1                                                 76,108
       43,000  Enso OY Class A                                                  376,852
        3,100  Instrumentarium OY, Class A                                      104,098
        5,800  Metra AB Class B                                                 161,590
       10,500  Partek OY                                                        191,793
       22,603  Rautaruukki OY                                                   223,949
        8,900  Valmet OY                                                        129,069
                                                                       ----------------
                                                                              1,399,070
                                                                       ----------------
               France - 8.3%
        5,365  Accor SA                                                         804,905
        1,668  Air Liquide L Shares                                             255,473
        8,053  Alcatel Alsthom Cie Generale d'Electricite SA                    987,789
       44,200  Assurances Generales De France (Bearer)                        1,581,304
        2,625  Axa SA                                                           167,484
       65,029  Banque Nationale de Paris                                      2,776,772
        4,300  Bertrand Faure SA                                                209,843
        5,280  Bouygues                                                         423,062
        1,750  Canal Plus                                                       282,458

              See accompanying notes to the financial statements.              3

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares    Description                                      Value ($)
------------------------------------------------------------------------------
                France - continued
           300  Carrefour                                      $       181,073
        10,625  Casino Guichard-Perrachon                              529,017
        27,059  Cerus *                                                156,140
         2,890  CGIP                                                   809,991
        22,683  Cie Bancaire SA                                      2,501,843
             1  Colas SA                                                   132
        18,680  Credit Commercial de France                            926,070
        10,310  Credit Local de France SA                              890,683
        21,936  Credit Lyonnais *                                    1,186,218
         4,807  Credit National                                        285,305
        40,040  Elf Aquitaine SA                                     4,455,857
         3,593  Elf Sanofi SA                                          345,350
         8,344  Eridania Beghin-Say SA                               1,086,763
       413,900  Eurotunnel SA Units (Bearer) *                         481,081
        22,062  Financiere de Paribas SA                             1,521,843
        17,843  FINEXTEL                                               301,820
        19,835  GAN (Group Assurances National) *                      457,819
         7,520  Generale Des Eaux                                      840,584
         3,420  Generale Des Eaux Warrants 5/2/2001 *                    1,917
         7,480  Groupe Danone                                        1,114,817
         3,630  GTM-Entrepose                                          201,683
           822  Havas Advertising                                       92,696
           802  Labinal SA                                             191,724
        44,693  Lafarge Coppee SA                                    2,888,411
        13,887  Lyonnaise Des Eaux                                   1,398,888
        16,800  Metaleurop SA *                                        227,121
        24,053  Michelin SA Class B                                  1,352,250
        19,220  Peugeot SA                                           2,157,913
           880  Pinault Printemps Redoute                              376,055
        17,350  Renault SA *                                           440,508
        75,185  Rhone Poulenc SA Class A                             2,761,721
        15,290  Saint-Gobain                                         2,102,359
         8,110  Seita                                                  250,032
        10,940  SGS Thomson Microelectronics *                       1,011,844
         3,000  Societe Eurafrance                                   1,137,581
        28,897  Societe Generale Paris                               3,592,175
         6,850  Sommer Allibert                                        243,372
        19,619  SPIE Batignolles                                     1,045,721
         1,220  Synthelabo                                             147,434
         1,860  Technip SA (Compagnie Francaise)                       225,083
        17,067  Thomson CSF                                            458,928
        17,980  Total SA                                             1,686,690
        30,700  Usinor Sacilor                                         532,967
         1,090  Valeo                                                   65,592
        10,623  Worms et Compagnie SA                                  579,182
                                                                --------------
                                                                    50,731,343
                                                                --------------
                Germany - 6.1%
         6,450  Adidas AG                                              779,310
        31,605  AGIV AG *                                              737,389

4             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares    Description                                              Value ($)
-----------------------------------------------------------------------------------------------
               Germany - continued
       46,600  Bankgesellschaft Berlin AG                            $        1,144,194
       65,800  BASF AG                                                        2,262,600
       54,900  Bayer AG                                                       2,025,336
       28,800  Bayerische Hypotheken und Wechsel - Bank AG                    1,055,912
          500  Bayerische Vereinsbank                                            26,026
          950  Beiresdorf AG (Bearer)                                            38,472
       18,430  Berliner Kraft & Licht Class A                                   386,486
       38,700  BHF Bank AG                                                    1,080,285
       11,150  Bilfinger & Berger                                               463,925
       23,400  Bremer Vulkan Verbund AG *                                        31,717
       99,990  Continental AG                                                 2,432,887
        1,950  Deutsche Babcock & Wilcox *                                      124,031
       43,550  Douglas Holdings AG                                            1,521,704
          300  Escada AG                                                         43,663
       12,181  FAG Kugelfischer                                                 221,946
        4,200  Fresenius AG Preferred .82 (Non Voting)                          816,599
          300  Friedrich Grohe AG Preferred (Non Voting)                         83,326
        3,650  Friedrich Krupp AG                                               782,657
       10,600  Gerresheimer Glas AG                                             135,433
          750  Hamburgische Electricitaets-Werke AG                             183,318
        8,155  Heidelberg Port-Zement                                           609,309
       20,750  Henkel KGAA Preferred                                          1,050,093
       52,296  Klockner Humboldt Deutz *                                        431,406
          393  Klockner-Werke AG *                                               25,543
          100  Krones Preferred                                                  38,941
      264,255  Lufthansa AG                                                   5,314,019
          400  MAN AG                                                           109,991
          350  MAN AG Preferred                                                  79,035
       46,990  Metallgesellschaft *                                           1,057,187
          400  Philips Kommunikations Industrie AG                              112,257
          200  Phoenix AG                                                         3,500
          846  Porsche AG Preferred (Non Voting)                              1,221,898
        2,200  Preussag AG                                                      619,004
        8,300  Puma AG Preferred                                                207,022
       20,150  RWE Preferred                                                    777,949
       20,600  Schering AG                                                    2,010,621
        7,750  Schwarz Pharma AG                                                569,578
       31,700  Siemens AG                                                     1,949,388
       13,150  SKW Trostberg AG                                                 438,297
          350  Strabag Bau AG *                                                  27,453
        1,200  Thyssen AG                                                       276,644
       18,900  Veba AG                                                        1,028,914
        6,400  Viag AG                                                        2,664,667
          400  Walter Bau AG                                                     57,773
          150  Wella AG                                                          94,159
                                                                       ----------------
                                                                             37,151,864
                                                                       ----------------
               Hong Kong - 9.2%
    2,516,000  Allied Properties Ltd                                            603,918
      472,400  Allied Properties Ltd Warrants 7/3/00 *                           51,818

              See accompanying notes to the financial statements.              5

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares    Description                                                       Value ($)
---------------------------------------------------------------------------------------------
               Hong Kong - continued
    1,488,000  Amoy Properties Ltd                                           $      1,497,793
    1,927,000  Cathay Pacific Airways Ltd                                           3,133,333
      377,500  Century City International                                             116,918
      145,600  Champion Technology Holdings Warrants 6/30/98 *                         23,675
      346,000  Cheung Kong Holdings                                                 3,672,538
      616,000  China Light & Power Co                                               2,853,839
    1,030,000  China Overseas Land & Investment Ltd                                   757,646
      181,500  Dao Heng Bank                                                          772,938
          133  Dickson Concept International Ltd                                          505
    4,230,000  Elec & Eltek International Holdings Ltd                              1,446,574
       63,800  Furama Hotel Enterprises Ltd                                           265,936
        9,400  Gold Peak Industry Warrants 12/31/25 * *                                   910
      684,281  Great Eagle Holdings Ltd                                             2,000,124
      237,700  Guoco Group                                                            923,315
    1,390,300  Hang Lung Development Co Ltd                                         2,511,834
       32,300  Hang Seng Bank                                                         389,734
    2,086,000  Henderson Investment Ltd                                             2,207,407
      491,000  Henderson Land Development Co Ltd                                    4,071,074
      314,880  HKR International Ltd                                                  402,286
      487,000  Hong Kong Ferry Co Ltd                                                 952,129
      169,100  Hongkong Aircraft Engineering Co Ltd                                   556,465
    1,095,500  Hongkong Electric Holdings Ltd                                       3,838,279
      164,600  Hysan Development Co Ltd                                               477,933
        1,000  Innovative International                                                   329
      616,127  Kumagai Gumi Hong Kong Ltd                                           1,156,878
      346,000  Lai Sun Development                                                    343,812
      161,400  Lai Sun Garment International Ltd                                      194,746
       71,049  Lai Sun Hotel International Warrants 4/30/99 *                           5,135
      250,000  Lane Crawford International Ltd Class B                                 30,972
       96,000  Laws International Holdings Ltd                                         22,919
        7,466  Leading Spirit Warrants 12/31/99 *                                       3,420
       19,900  Liu Chong Hing Bank Ltd                                                 53,031
      148,000  Liu Chong Hing Investment Ltd                                          207,227
      193,600  New Asia Realty & Trust A Shares                                       709,542
      588,815  New World Development Co Ltd                                         3,677,719
        1,000  Oriental Press Group                                                       345
       65,300  Oriental Press Group Warrants 10/2/98 *                                  2,528
      148,000  Paul Y- ITC Construction Holdings Ltd                                   43,928
       18,100  Realty Development Corp Ltd Class A                                     69,606
    7,428,000  Regal Hotels International Ltd                                       2,036,973
      530,000  Shanghai Petrochemical Co Class H                                      220,577
      129,900  Shaw Brothers Ltd                                                      129,079
    1,124,000  Shun Tak Holdings Ltd                                                  634,598
    1,531,972  South China Morning Post Ltd                                         1,225,736
      399,000  Sun Hung Kai Properties Ltd                                          4,531,165
      134,600  Sun Hung Kai & Co Ltd Warrants 2/18/00 *                                36,911
       82,500  Swire Pacific Ltd Class A                                              630,807
      630,000  Swire Pacific Ltd Class B                                              914,634
      170,500  Tai Cheung Holdings Ltd                                                126,516

6             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares     Description                                                                  Value ($)
----------------------------------------------------------------------------------------------------------------
              Hong Kong - continued
     660,000  Wharf Holdings Ltd                                                      $        2,389,082
   1,655,200  Wheelock & Co Ltd                                                                3,438,988
      43,880  Wing Lung Bank                                                                     268,977
      31,800  Yue Yuen Industrial Holdings                                                        71,611
                                                                                        ----------------
                                                                                              56,706,712
                                                                                        ----------------
              Italy - 4.3%
     241,366  Alitalia Linee Aeree Italiane Class A *                                            145,995
      28,000  Alleanza Assicurazioni SPA                                                         233,770
     134,500  Assicurazioni Generali SPA                                                       2,841,703
     270,169  Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%                   642,929
     145,000  Banca Commerciale Italiana SPA                                                     362,355
     897,017  Banca di Roma *                                                                    799,860
     225,718  Banca Fideuram SPA                                                                 782,005
      11,500  Banca Popolare di Bergamo Credit                                                   154,469
      32,000  Banca Popolare di Milano                                                           171,204
      31,000  Banco Ambrosiano Veneto SPA (Non Convertible)                                       67,961
     187,997  Banco di Napoli di Risp *                                                           90,224
      27,000  Bulgari SPA                                                                        160,248
      49,900  Cartiere Burgo SPA                                                                 283,976
     143,000  COFIDE SPA *                                                                        47,675
     532,500  Credito Italiano                                                                 1,103,890
     264,000  Credito Italiano (Non Convertible)                                                 304,378
       1,000  Edison SPA                                                                           4,680
      90,500  Editoriale L'Espresso SPA                                                          323,819
     269,700  Fiat SPA                                                                           830,221
     208,500  Fiat SPA Preferred                                                                 323,875
     597,270  Fiat SPA (Non Convertible)                                                         999,009
      90,000  Finmeccanica SPA *                                                                  63,384
     515,480  HPI SPA *                                                                          233,923
     106,000  IFI Istituto Finanziario Preferred 2.46%                                         1,207,073
     212,900  IFIL Finanziaria di Partecipazioni SPA (Non Convertible)                           360,334
     184,700  Industriali Riunite SPA (Non Convertible) *                                         68,710
     210,700  Industriali Riunite SPA *                                                          148,747
     117,000  Istituto Bancario San Paolo                                                        817,343
      82,750  Istituto Mobilaire Italiano                                                        770,536
     706,892  Istituto Nazionale Delle Assicurazioni                                           1,033,817
      48,750  Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)                        118,088
       6,800  Italmobiliare SPA                                                                  107,945
       1,750  Luxottica Group Sponsored ADR                                                      102,156
      59,000  Mediobanco SPA                                                                     385,022
      62,500  Merloni Elettrodomestici SPA                                                       222,567
   1,664,200  Montedison SPA                                                                   1,011,353
     135,000  Montedison SPA (Non Convertible)                                                    66,706
     151,333  Montefibre SPA                                                                      88,529
     187,136  Olivetti and Co SPA * *                                                             75,994
      80,535  Parmalat Finanziaria SPA                                                           125,100
   2,063,769  Permafin Finanziaria *                                                             576,686
     352,200  Pirelli SPA (Non Convertible)                                                      492,082
      29,500  RAS SPA                                                                            251,069

              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Core Fund

(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


 Shares      Description                                                                  Value ($)
-------------------------------------------------------------------------------------------------------
             Italy - continued
     15,000  RAS SPA (Non Convertible)                                                 $         74,544
     24,650  Sirti SPA                                                                          132,301
     46,240  SMI (Societa Metallurgica Italy) *                                                  18,699
    277,500  Sopaf SPA *                                                                        223,802
     47,149  Stefanel SPA *                                                                      72,034
    747,500  Telecom Italia Mobile SPA                                                        2,589,730
    110,146  Telecom Italia Mobile SPA (Non Convertible)                                        184,546
    511,500  Telecom Italia SPA di Risp                                                       3,044,530
    237,936  Telecom Italia SPA di Risp (Non Convertible)                                       841,902
     74,500  Unione Cementi Marchino Emiliane e di Augusta-Casale (Non Convertible)             192,522
                                                                                         --------------
                                                                                             26,376,020
                                                                                         --------------
             Japan - 14.2%
      9,100  Advantest Corp                                                                     832,156
     45,000  Amada Co Ltd                                                                       305,262
    227,000  Aoki Corp *                                                                        135,872
      7,000  Aoyama Trading                                                                     188,544
      4,600  Arabian Oil Co Ltd                                                                 129,637
     35,000  Asahi Breweries Ltd                                                                520,825
     11,000  Bandai Co                                                                          237,759
     29,000  Bank of Fukuoka Ltd                                                                133,078
     58,000  Bank of Tokyo-Mitsubishi                                                         1,055,948
     22,000  Banyu Pharmaceutical Co Ltd                                                        369,441
     51,000  Brother Industries Ltd                                                             178,070
     24,000  Canon Sales Co Inc                                                                 486,824
     37,000  Casio Computer Co                                                                  322,970
     13,600  Chubu Electric Power Co Inc                                                        228,381
      9,000  Chudenko Corp                                                                      206,501
     58,000  Chugai Pharmaceutical Co Ltd                                                       486,990
     27,000  Chugoku Bank Ltd                                                                   399,535
     13,100  Chugoku Electric Power Co Inc                                                      212,362
     42,000  Citizen Watch Co                                                                   324,366
    126,000  Cosmo Oil Co Ltd                                                                   408,513
     31,800  CSK Corp                                                                         1,081,237
     99,000  Dai Ichi Kangyo Bank                                                             1,152,215
    123,000  Daicel Chemical Industries Ltd                                                     349,705
     25,000  Daiichi Seiyaku Co Ltd                                                             426,054
     36,000  Dainippon Pharmaceutical Co Ltd                                                    206,501
     43,000  Dainippon Printing Co Ltd                                                          900,823
     44,000  Dainippon Screen Manufacturing Co Ltd                                              413,334
     98,000  Daishowa Paper Manufacturing *                                                     536,886
     19,500  Daito Trust Construction Co Ltd                                                    215,604
     64,000  Daiwa Securities Co Ltd                                                            404,356
     21,000  Denso Corp                                                                         453,903
        121  East Japan Railway Co                                                              553,246
     27,000  Eisai Co Ltd                                                                       514,008
     43,000  Ezaki Glico Co Ltd                                                                 323,510
      2,200  Familymart                                                                          92,360
     14,700  Fanuc Co                                                                           564,586
     26,000  Fuji Bank                                                                          317,732

8             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund

(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


  Shares      Description                                    Value ($)
--------------------------------------------------------------------------
              Japan - continued
     122,000  Fuji Heavy Industries Ltd                    $       538,549
      37,800  Fuji Photo Film Co Ltd                             1,458,076
      49,000  Fujikara Ltd                                         411,422
      25,000  Fujisawa Pharmaceutical Co Ltd                       243,162
      33,000  Fukuyama Transporting Co Ltd                         164,602
      69,000  Gakken Co Ltd *                                      294,838
      49,000  General Sekiyu (KK)                                  285,144
      77,000  Hankyu Corp                                          382,792
     198,000  Haseko Corp *                                        186,001
      16,000  Heiwa Corp                                           287,306
      64,000  Hino Motors                                          278,261
     180,000  Hitachi Ltd                                        1,660,986
      14,000  Hitachi Maxell Ltd                                   316,568
      62,000  Hitachi Metals Ltd                                   327,292
      22,200  Hokkaido Electric Power                              372,799
      33,000  House Foods Corp                                     559,648
       2,000  Hoya Corp                                             84,961
      33,000  INAX Corp                                            161,859
      31,000  Industrial Bank of Japan                             427,800
      25,000  Intec Inc                                            284,729
      75,000  Itochu Corp                                          309,876
      34,000  Itoham Foods Inc                                     142,456
      16,000  Ito-Yokado                                           864,577
       9,000  Japan Airport Terminal Co Ltd                         95,020
     142,000  Japan Energy Co Ltd                                  251,442
      43,000  Japan Radio Co                                       386,067
      87,000  Japan Synthetic Rubber Co Ltd                        665,392
         397  Japan Tobacco Inc                                  3,198,046
      50,000  Kamigumi Co Ltd                                      230,693
      28,000  Kandenko Co                                          192,036
      44,000  Kaneka Corp                                          273,606
     129,000  Kankaku Securities Co Ltd *                          143,703
      31,400  Kansai Electric Power                                587,331
      61,000  Kao Corp                                             902,652
      10,000  Katokichi Co Ltd                                     162,108
      74,000  Keio Teito Electric Railway Co Ltd                   319,894
      52,000  Kikkoman Corp                                        293,956
      19,000  Kinden Corp                                          263,779
      65,000  Kirin Brewery Co Ltd                                 527,933
      14,000  Kissei Pharmaceutical Co Ltd                         256,048
       3,000  Kokusai Denshin Denwa                                191,787
      26,000  Kokusai Electric                                     458,226
       4,000  Kokusai Kogyo Co Ltd                                  23,776
       8,000  Kokuyo Co Ltd                                        190,872
      60,000  Konica Corp                                          346,163
      27,000  Koyo Seiko Co Ltd                                    185,626
      59,000  Kubota Corp                                          238,374
      64,000  Kurabo Industries Ltd                                135,672
      13,000  Kyocera Corp                                         821,348

              See accompanying notes to the financial statements.              9

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares      Description                                              Value ($)
--------------------------------------------------------------------------------------
                Japan - continued
        57,000  Kyowa Hakko Kogyo Co Ltd                             $         334,068
        30,100  Kyushu Electric Power Co Inc                                   490,448
        26,000  Kyushu Matsushita Electric                                     315,571
        88,000  Lion Corp                                                      339,446
         4,800  Mabuchi Motor Co                                               256,181
        57,000  Maeda Corp                                                     248,774
        20,000  Maeda Road Construction                                        130,185
        17,000  Makita Corp                                                    233,187
       141,000  Marudai Food Co Ltd                                            479,416
        15,000  Matsushita Communications                                      490,066
        16,000  Matsushita Kotubuki                                            522,737
        48,000  Meiji Seika Kaisha Ltd                                         218,273
        35,000  Minolta Co Ltd                                                 200,765
       118,000  Mitsubishi Electric Corp                                       542,472
        60,000  Mitsubishi Gas Chemical Co Inc                                 227,450
       121,000  Mitsubishi Oil Co Ltd *                                        422,479
        10,000  Mitsubishi Warehouse & Transportation Co Ltd                   116,385
        87,000  Mitsui Fudosan Co Ltd *                                      1,012,553
        32,000  Mitsui Petrochemical Industries Ltd                            110,400
         5,000  Murata Manufacturing Co Ltd                                    204,090
        19,000  National House Industrial                                      247,984
       123,000  NEC Corp                                                     1,380,414
        53,000  New Oji Paper Co Ltd                                           268,767
        23,000  NGK Spark Plug Co                                              196,941
        15,000  Nichicon Corp                                                  185,801
        30,000  Nichii Co Ltd                                                  341,674
        59,000  Nichirei                                                       201,588
       127,000  Nikko Securities                                               600,740
         6,000  Nikon Corp                                                      99,260
        17,400  Nintendo Co Ltd                                              1,437,825
        79,000  Nippon Carbon Co Ltd *                                         180,605
        29,000  Nippon Chemi-Con Corp                                          135,007
       186,000  Nippon Credit Bank                                             318,530
         9,000  Nippon Electric Glass Co                                       123,452
        26,000  Nippon Express Co Ltd                                          171,619
        48,000  Nippon Hodo Co                                                 326,810
        38,000  Nippon Meat Packers Inc                                        458,060
       248,000  Nippon Oil Co Ltd                                            1,111,248
        47,000  Nippon Paper Industries                                        272,724
           619  Nippon Telegraph & Telephone                                 5,814,864
         1,700  Nippon Television Network                                      597,805
        39,000  Nishimatsu Construction                                        230,194
        56,000  Nisshinbo Industries Inc                                       363,123
       132,000  Nissho Iwai Corp                                               497,099
         8,000  Nissin Food Products Co Ltd                                    186,217
        51,000  Nitto Denko Corp                                               886,109
        39,000  Nomura Securities Co Ltd                                       518,746
        80,000  Oki Electric Industry                                          285,976
        27,000  Olympus Optical Co Ltd                                         192,585

10            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares      Description                                     Value ($)
----------------------------------------------------------------------------
               Japan - continued
       32,000  Omron Corp                                    $       595,893
        9,000  Ono Pharmaceutical Co Ltd                             280,572
       31,000  Onward Kashiyama Co Ltd                               476,765
        3,300  Orix Corp                                             245,532
       32,000  Pioneer Electronics Corp                              638,457
       29,000  Q.P. Corp                                             241,084
      146,000  Renown Inc *                                          251,243
        9,000  Rinnai Corp                                           167,595
        1,000  Rohm Co Ltd                                           103,916
       21,000  Royal Co Ltd                                          359,631
        8,000  Ryosan Co                                             161,609
       98,000  Sagami Railway Co Ltd                                 313,659
       38,000  Sakura Bank Ltd                                       224,291
       22,000  Sanden Corp                                           150,885
       12,000  Sankyo Co Ltd                                         365,118
       40,000  Sanwa Bank Ltd                                        498,795
       17,000  Sanwa Shutter Corp                                    131,432
       30,000  Sapporo Breweries Ltd                                 213,484
        6,500  Secom Co Ltd                                          463,089
       50,000  Seino Transportation Co Ltd                           498,795
       33,000  Sekisui House Ltd                                     312,744
       34,000  Sharp Corp                                            342,007
       25,700  Shikoku Electric Power                                416,618
       15,000  Shin-Etsu Chemical Co Ltd                             384,072
       81,000  Shionogi and Co Ltd                                   546,105
       72,000  Shiseido Co Ltd                                     1,179,150
      213,000  Showa Denko                                           414,349
       49,000  Showa Shell Sekiyu                                    340,136
       16,000  Skylark Co Ltd                                        222,130
       58,000  Snow Brand Milk Products Co Ltd                       239,638
       99,000  Stanley Electric Co Ltd                               425,497
       37,000  Sumitomo Bank                                         547,510
      310,000  Sumitomo Complete Corp                              2,577,105
       52,000  Sumitomo Heavy Industries Ltd                         164,270
       22,000  Suzuki Motor Corp                                     208,496
       16,000  Taisho Pharmaceutical Co Ltd                          392,385
       15,000  Taiyo Yuden Co Ltd                                    175,825
       32,000  Takeda Chemical Industries Ltd                        853,936
       25,000  Takuma Corp                                           303,433
       50,000  Tanabe Seiyaku Co Ltd                                 376,590
          700  TDK Corp                                               53,886
       68,000  Teikoku Oil Co Ltd                                    260,604
       26,000  Terumo Corp                                           475,518
       25,600  Tohoku Electric Power Co Inc                          417,125
       18,000  Tokai Bank Ltd                                        157,120
        2,000  Tokyo Broadcasting System Inc                          33,752
       53,000  Tokyo Electric Co Ltd                                 190,781
        1,100  Tokyo Electric Power                                   21,033
        9,000  Tokyo Electron                                        490,066

              See accompanying notes to the financial statements.             11

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares      Description                                              Value ($)
-------------------------------------------------------------------------------------
               Japan - continued
       67,000  Tokyo Steel Manufacturing Co                            $      546,405
       38,000  Toppan Printing Co Ltd                                         546,513
       78,000  Toshiba Corp                                                   431,856
        8,000  Tostem Corp                                                    166,930
       25,000  Toyo Suisan Kaisha                                             249,397
       58,000  Toyo Trust & Banking Co Ltd                                    472,525
      137,000  Toyobo Co Ltd                                                  271,062
       21,000  Tsumura and Co                                                 162,183
       19,000  Victor Co of Japan Ltd                                         230,609
       19,000  Wacoal Corp                                                    219,553
       37,000  Yakult Honsha Co Ltd                                           362,956
       18,000  Yamaha Corp                                                    278,327
       22,000  Yamaha Motor Co                                                199,352
       70,000  Yamaichi Securities Co Ltd                                     137,335
       40,000  Yamanouchi Pharmaceutical Co Ltd                               957,686
       27,000  Yamato Transport Co Ltd                                        325,464
       30,000  Yamazaki Baking Co Ltd                                         414,000
       62,000  Yasuda Trust and Banking Co Ltd                                231,940
       52,000  Yoshitomi Pharmaceutical Industries Ltd                        339,347
                                                                        -------------
                                                                           87,028,227
                                                                        -------------
               Malaysia - 3.0%
      235,500  AMMB Holdings Berhad                                           840,062
      285,500  Arab Malaysian Finance (Foreign Registered)                    269,293
       93,000  Berjaya Leisure Berhad (c)                                     173,847
      317,700  Berjaya Sports Toto                                            871,754
      125,700  Carlsberg Brew Malaysia                                        474,258
      219,500  Edaran Otomobil Berhad                                         790,516
      308,000  Ekran Berhad                                                   361,297
      230,000  Highlands and Lowlands Berhad                                  227,988
      623,000  Hong Leong Properties Berhad                                   453,013
      122,300  IGB Corp Berhad                                                 83,896
      365,000  IOI Corporation Berhad                                         328,006
       74,300  Kedah Cement Berhad                                             73,905
      131,900  Kumpulan Guthrie Berhad                                        139,342
      141,550  Malayan Cement Berhad                                          172,841
      115,000  Malayan United Industries Berhad                                59,167
      103,840  Malaysia Mining Corp Berhad                                     76,207
      296,000  Malaysian Airline Systems                                      563,471
      305,500  Malaysian International Ship (Alien Market)                    628,709
       77,000  Malaysian Pacific Industries                                   209,964
      681,600  Malaysian Resources Corp                                       549,395
    1,035,000  MBF Capital Berhad                                             972,698
       92,000  New Straits Times                                              410,221
      294,800  Oriental Holdings Berhad                                     1,061,705
       22,000  OYL Industries Berhad                                          101,115
      330,500  Pan Malaysia Cement                                            284,533
      114,300  Perlis Plantations                                             282,271
      565,000  Perusahaan Otomobil                                          1,647,230
      128,100  Petronas Dagangan Berhad                                       180,144

12            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


  Shares      Description                                                     Value ($)
-------------------------------------------------------------------------------------------
              Malaysia - continued
     269,300  Petronas Gas Berhad                                           $       743,565
     729,232  Public Bank Berhad (Alien Market)                                     685,336
     204,000  Rashid Hussain Berhad                                                 493,295
     542,000  Renong Berhad                                                         557,709
     427,000  RHB Capital Berhad                                                    732,293
      74,000  Rothmans of Pall Mall Malaysia Berhad                                 596,467
     227,000  Sarawak Enterprises Corp                                              168,177
       8,000  Shell Refinery Co                                                      18,110
     250,000  TA Enterprise Berhad                                                  166,352
     920,400  Tan Chong Motor Holdings Berhad                                       972,331
     282,000  UMW Holdings Berhad                                                   759,287
     218,000  YTL Corp                                                              348,441
                                                                              -------------
                                                                                 18,528,211
                                                                              -------------
              Netherlands - 0.0%
          51  Fortis Amev NV                                                          2,086
       7,075  Schroders International Property Fund                                  12,731
                                                                              -------------
                                                                                     14,817
                                                                              -------------
              Norway - 0.6%
         449  Bona Shipholding Ltd *                                                  5,662
      62,550  Norsk Hydro AS                                                      3,398,681
                                                                              -------------
                                                                                  3,404,343
                                                                              -------------
              Singapore - 2.6%
     113,800  Asia Food & Properties Ltd Warrants 7/12/02 *                          36,985
   1,517,333  Asia Food & Properties Ltd *                                          743,493
     243,900  City Developments                                                   1,539,997
      95,000  Creative Technology Ltd *                                           1,909,421
     105,000  DBS Land Ltd                                                          269,355
     282,900  Development Bank of Singapore (Foreign Registered)                  2,992,661
      40,000  First Capital Corp Ltd                                                 89,388
      59,984  Hai Sun Hup Group Ltd                                                  38,469
       6,564  Haw Paw Brothers International Ltd                                     12,586
       9,500  Haw Paw Brothers International Ltd Warrants 7/18/2001 *                 7,035
      10,495  Highlands and Lowlands Berhad                                          10,686
     259,708  Inchcape Berhad                                                       867,124
     669,441  Jardine Matheson Holdings Ltd                                       4,686,087
     226,500  Jardine Strategic Holdings Ltd                                        838,050
     114,000  Marco Polo Developments Ltd                                           180,867
     184,000  Natsteel Ltd                                                          501,210
      42,500  Neptune Orient Lines Ltd                                               32,033
      89,900  Parkway Holdings Ltd                                                  338,797
       5,000  Robinson and Co Ltd                                                    23,306
     125,000  Singapore Tech Industrial Corp                                        191,736
      70,900  Singapore Technologies Aero (Foreign Registered)                      107,815
     267,000  Straits Trading Co Ltd                                                494,281
                                                                              -------------
                                                                                 15,911,382
                                                                              -------------
              Spain - 2.6%
      41,782  Argentaria Corporacion Bancaria de Espana SA                        2,080,443
     227,013  Banco Bilbao Vizcaya SA                                             5,980,314
      59,436  Banco Central Hispanoamericano SA                                   2,204,953

              See accompanying notes to the financial statements.             13

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


  Shares      Description                                                   Value ($)
------------------------------------------------------------------------------------------
              Spain - continued
       1,787  Fabricacion de Automoviles Renault de Espana SA            $          37,026
     252,397  FENOSA SA                                                          1,959,011
     110,196  Iberdrola SA                                                       1,239,460
         670  Koipe SA                                                              44,996
      74,858  Telefonica de Espana SA                                            1,944,939
       2,700  Telefonica de Espana SA ADR                                          209,925
                                                                           ---------------
                                                                                15,701,067
                                                                           ---------------
              Sweden - 5.8%
      36,934  Assi Doman                                                         1,124,351
      73,200  Avesta Sheffield AB                                                  694,617
      11,701  Celsius Industrier AB Class B                                        219,088
      63,000  Electrolux AB Class B                                              4,493,724
      55,500  Ericsson LM Class B                                                2,318,700
      31,250  Granges AB *                                                         469,688
      16,625  Hufvudstaden International *                                          16,094
      40,600  Kinnevik Investment Class B                                        1,225,610
      49,100  Marieberg Tidnings AB Class A                                      1,269,566
     132,800  Mo Och Domsjo AB Class B                                           4,397,939
      29,200  Nordbanken                                                           929,824
     120,605  Skanska AB Class B                                                 4,800,574
      41,900  Sparbanken Sverige AB Class A                                        912,616
      60,600  Ssab Swedish Steel Class A                                         1,258,166
     195,300  Stora Kopparberg Bergslags Class A                                 3,109,496
      48,100  Stora Kopparberg Bergslags Class B                                   753,578
     136,100  Svenska Cellulosa Class B                                          3,025,042
      74,460  Svenska Handelsbanken Class A                                      2,295,177
       1,712  Sydkraft AB Class A                                                   41,432
      92,700  Trelleborg AB Class B                                              1,428,706
      31,050  Volvo AB Class B                                                     798,897
                                                                           ---------------
                                                                                35,582,885
                                                                           ---------------
              Switzerland - 3.1%
       4,295  Alberta Energy Ltd                                                    95,585
          30  Ascom Holding AG (Bearer) *                                           40,612
         250  Bobst SA (Registered)                                                193,727
       8,700  CS Holdings (Registered)                                           1,047,893
         635  Elektrowatt AG (Bearer)                                              229,773
         120  Financiere Richemont AG Class A                                      161,720
         910  Hilti AG, Schaan (Participating Certificate)                         625,451
         556  Holderbank Financiere Glarus AG (Bearer)                             466,440
       3,670  Holderbank Financiere Glarus AG (Registered)                         652,862
       7,840  Nestle AG (Registered)                                             9,139,315
       2,093  Novartis AG (Registered)                                           2,972,975
         270  Rieter Holdings AG (Registered)                                      120,805
          35  Roche Holdings (Participating Certificate)                           295,981
         180  Sairgroup Namen AKT *                                                213,834
         650  Schweizerische Rueckversicherungsgesellschaft (Bearer)               865,470
          70  Sig Schweiz Industrie (Registered)                                   101,412
         140  Sulzer Gebrueder AG (Registered)                                      98,393
       3,450  Swiss Bank Corp (Registered) *                                       833,412
       2,080  Zuerich Versicherungs Namen (Registered)                             756,848
                                                                           ---------------
                                                                                18,912,508
                                                                           ---------------

14            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares     Description                                      Value ($)
--------------------------------------------------------------------------------
                 United Kingdom - 24.7%
        136,200  Abbey National                                       1,828,962
        207,600  Allied Domecq Plc                                    1,568,955
        155,590  AMEC                                                   358,317
         63,900  Anglian Water Plc                                      805,747
              1  Argos Plc                                                   10
      2,337,138  ASDA Group                                           5,458,133
         27,600  Associated British Foods                               231,866
        216,100  Bank of Scotland                                     1,454,455
        112,100  Barclays Bank Plc                                    2,563,433
        165,590  Barratt Development                                    688,841
         72,480  Bass *                                                 969,772
        418,800  BAT Industries                                       3,508,119
         24,391  Betacomm Plc *                                          17,801
      2,092,494  BG Plc                                               9,128,802
        135,700  Blue Circle Industries                                 845,101
         81,531  Booker Plc                                             413,870
         80,455  British Aerospace                                    1,884,159
        408,281  British Airways                                      4,257,625
        323,200  British Steel                                          906,807
        214,900  British Telecom Plc                                  1,387,129
        224,750  BTR                                                    794,609
        162,320  Burton Group                                           325,773
        358,182  Coats Viyella                                          688,366
         50,300  Commercial Union Plc                                   603,666
             86  Costain Group (c) *                                         63
        303,700  Courtaulds Textiles Plc                              1,617,996
         68,700  Electrocomponents Plc                                  513,635
        384,690  FKI                                                  1,179,153
          9,050  Glaxo Wellcome Plc                                     181,265
        110,756  Greenalls Group Plc                                    847,826
              1  Hanson Plc                                                   5
      1,074,312  Hazlewood Foods                                      2,334,708
        150,744  Hillsdown Holdings                                     396,052
         43,320  HSBC Holdings                                        1,298,338
        106,360  Imperial Chemical Industries Plc                     1,721,497
         88,277  Kingfisher                                           1,037,965
        733,291  Ladbroke Group                                       3,080,161
         70,800  Land Securities                                      1,027,670
        572,500  Lasmo                                                2,379,231
        156,575  Legal & General Group                                1,149,048
        139,215  Lex Service                                          1,000,200
        743,800  Lloyds TSB Group                                     8,709,449
        802,603  Lonrho                                               1,607,552
        214,011  Marley                                                 385,262
         58,600  Meyer International                                    406,285
        729,393  National Power                                       6,730,869
         33,800  Next                                                   406,741
      1,817,485  Norcros Plc                                          2,033,842
        136,600  Northern Foods Plc *                                   482,953

              See accompanying notes to the financial statements.             15

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares       Description                                                             Value ($)
--------------------------------------------------------------------------------------------------------
                 United Kingdom - continued
         53,290  Ocean Group                                                         $          486,145
        333,800  Peninsular & Oriental Steam Navigation Co                                    3,518,819
        870,137  Pilkington *                                                                 2,053,279
        289,759  Powergen                                                                     3,665,463
        120,200  Prudential Corp                                                              1,189,136
        170,000  Railtrack Group Plc                                                          2,129,829
         47,673  Reckitt & Colman                                                               736,049
        100,610  Redland                                                                        473,191
        534,100  Rentokil Plc                                                                 1,870,999
        430,600  Reuters Holdings                                                             4,371,653
         70,460  RMC Group                                                                    1,147,291
        122,254  Safeway Plc                                                                    743,518
        110,200  Sainsbury (J)                                                                  770,293
         28,740  Schroders                                                                      882,104
        139,016  Scottish Hydro-Electric Plc                                                  1,005,534
        536,442  Scottish Power Plc                                                           3,780,157
        798,712  Sears                                                                          816,071
         92,815  Severn Trent Plc                                                             1,317,114
         97,700  Severn Trent Plc Class B                                                        50,704
         53,520  Shell Transport & Trading (Registered)                                         362,819
      1,505,328  Smithkline Beecham Plc                                                      13,036,761
        193,789  Southern Electric Plc                                                        1,452,006
         30,900  Southwest Water                                                                404,918
         67,630  Storehouse Plc                                                                 251,173
        179,500  T & N                                                                          467,237
      1,222,840  Tarmac                                                                       2,350,094
        432,766  Taylor Woodrow Plc                                                           1,305,459
        163,300  Thames Water                                                                 2,090,911
        544,415  Transport Development Group                                                  1,470,082
         92,108  Unilever Plc                                                                 2,552,917
        221,452  United Biscuits                                                                741,647
        330,200  United Utilities                                                             3,689,722
         55,540  Viglen Technology *                                                             58,549
        456,630  Vodafone Group Plc                                                           2,347,583
        137,800  Waste Management International *                                               554,240
        165,350  Whitbread Plc Class A                                                        2,162,748
        777,669  Wilson (Connolly) Holdings                                                   2,181,917
        278,175  Wimpey (George)                                                                600,022
        126,788  Yorkshire Water                                                                900,637
                                                                                       -----------------
                                                                                            151,206,875
                                                                                       -----------------

                 TOTAL STOCK AND EQUIVALENTS (Cost $571,949,727)                            573,415,283
                                                                                        ----------------

Par Value        DEBT OBLIGATIONS - 0.0%
                 United Kingdom - 0.0%
         90,530  Viglen Technology Floating Rate Note, 6.75% due 9/1/2000 (c)                   171,488
                                                                                       -----------------


                 TOTAL DEBT OBLIGATIONS (Cost $99,516)                                          171,488
                                                                                       -----------------

16            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Shares/
       Par Value ($)    Description                                                              Value ($)
---------------------------------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS - 9.5%
                        Cash Equivalents - 7.5%
$           26,400,000  First National Bank of Chicago Time Deposit, 5.44% due 9/2/97               26,400,000
            19,807,665  The Boston Global Investment Trust (b)                                      19,807,665
                                                                                                 --------------
                                                                                                    46,207,665
                                                                                                 --------------
                        U.S. Government - 2.0%
$           12,450,000  U.S. Treasury Bill, 5.56% due 1/8/98 (a)                                    12,222,469
                                                                                                 --------------


                        TOTAL SHORT-TERM INVESTMENTS (Cost $58,425,102)                             58,430,134
                                                                                                 --------------

                        TOTAL INVESTMENTS - 103.1%
                        (Cost $630,474,345)                                                        632,016,905

                        Other Assets and Liabilities (net) -  (3.1%)                               (18,833,044)
                                                                                                 --------------

                        TOTAL NET ASSETS - 100.0%                                              $   613,183,861
                                                                                                 ==============


                   Notes to the Schedule of Investments:

                   ADR  American Depositary Receipt
                   GBP  British Pounds

                   (a) This security is held as collateral for open futures
                       contracts.

                   (b) Represents investment of security lending collateral
                       (Note 1).

                   (c) Valued by management (Note 1).

                   * Non-income producing security. A dividend has not been declared for the twelve months ended August 31, 1997.







              See accompanying notes to the financial statements.             17

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

                At August 31, 1997, industry sector diversification of the Fund's equity investments was as follows:

                Industry Sector

                Banking                                               12.0 %
                Utilities                                              7.9
                Consumer Goods                                         7.0
                Conglomerates                                          6.4
                Services                                               5.9
                Construction                                           5.6
                Real Estate                                            5.4
                Health Care                                            4.7
                Transportation                                         4.5
                Electronic Equipment                                   4.2
                Telecommunications                                     3.6
                Oil and Gas                                            3.5
                Chemicals                                              3.1
                Retail Trade                                           3.0
                Paper and Allied Products                              2.8
                Food and Beverage                                      2.6
                Machinery                                              2.5
                Automotive                                             2.2
                Insurance                                              1.9
                Metals and Mining                                      1.8
                Communications                                         1.7
                Financial Services                                     1.7
                Textiles                                               0.9
                Aerospace                                              0.8
                Computers                                              0.1
                Miscellaneous                                          4.2
                                                                    ------
                                                                     100.0%
                                                                    ======



18            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $630,474,345) (Note 1)                                   $      632,016,905
     Foreign currency, at value (cost $956,483) (Note 1)                                             963,317
     Cash                                                                                             27,969
     Dividends and interest receivable                                                             1,275,198
     Foreign withholding taxes receivable                                                            675,572
     Receivable for variation margin on open futures contracts (Notes 1 and 6)                     2,237,170
     Receivable for open forward foreign currency contracts (Notes 1 and 6)                       24,241,832
     Receivable for expenses waived or borne by Manager (Note 2)                                     206,121
                                                                                           ------------------

         Total assets                                                                            661,644,084
                                                                                           ------------------


Liabilities:
     Payable for investments purchased                                                                70,977
     Payable for open forward foreign currency contracts (Notes 1 and 6)                          16,258,710
     Payable upon return of securities loaned (Note 1)                                            19,807,665
     Payable for Fund shares repurchased                                                          10,644,708
     Payable for open swap contracts (Notes 1 and 6)                                                 707,741
     Payable to affiliate for (Note 2):
         Management fee                                                                              394,480
         Shareholder service fee                                                                      78,896
     Accrued expenses                                                                                497,046
                                                                                           ------------------

         Total liabilities                                                                        48,460,223
                                                                                           ------------------


Net assets                                                                                $      613,183,861
                                                                                           ==================

Net assets consist of:
     Paid-in capital                                                                      $      549,585,695
     Accumulated undistributed net investment income                                              39,102,896
     Accumulated undistributed net realized gain                                                  10,331,400
     Net unrealized appreciation                                                                  14,163,870
                                                                                           ------------------

                                                                                          $      613,183,861
                                                                                           ==================

Net assets attributable to Class III Shares                                               $      613,183,861
                                                                                           ==================

Shares outstanding - Class III                                                                    48,855,437
                                                                                           ==================

Net asset value per share - Class III                                                     $            12.55
                                                                                           ==================

                See accompanying notes to the financial statements.          19

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $1,065,527)                            $      9,427,808
     Interest (including securities lending income of $145,260)                             1,073,570
                                                                                      ----------------
         Total income                                                                      10,501,378
                                                                                      ----------------

Expenses:
     Management fee (Note 2)                                                                2,260,433
     Custodian fees                                                                           532,588
     Stamp duties and transfer taxes                                                           66,148
     Audit fees                                                                                35,144
     Transfer agent fees                                                                       14,904
     Legal fees                                                                                13,524
     Trustees fee (Note 2)                                                                      2,760
     Miscellaneous                                                                              2,116
     Fees waived or borne by Manager (Note 2)                                              (1,233,957)
                                                                                      ----------------
                                                                                            1,693,660

     Shareholder service fee - Class III (Note 2)                                             452,086
                                                                                      ----------------

         Net expenses                                                                       2,145,746
                                                                                      ----------------

            Net investment income                                                           8,355,632
                                                                                      ----------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
            Investments                                                                    27,086,891
            Closed futures contracts                                                       (1,597,520)
            Closed swap contracts                                                             (90,724)
            Foreign currency, forward contracts and foreign currency
                related transactions                                                       13,354,113
                                                                                      ----------------
                Net realized gain                                                          38,752,760
                                                                                      ----------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                                                   (22,350,792)
            Open futures contracts                                                          6,785,593
            Open swap contracts                                                              (707,741)
            Foreign currency, forward contracts and foreign currency
                related transactions                                                        6,574,343
                                                                                      ----------------
                Net unrealized loss                                                        (9,698,597)
                                                                                      ----------------

         Net realized and unrealized gain                                                  29,054,163
                                                                                      ----------------
Net increase in net assets resulting from operations                                 $     37,409,795
                                                                                      ================

20                See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                        Six Months Ended
                                                                         August 31, 1997          Year Ended
Increase (decrease) in net assets:                                         (Unaudited)        February 28, 1997
                                                                      ---------------------  ---------------------
Operations:
       Net investment income                                         $           8,355,632  $          11,550,285
       Net realized gain                                                        38,752,760             56,218,667
       Change in net unrealized appreciation (depreciation)                     (9,698,597)            11,580,140
                                                                      ---------------------  ---------------------

       Net increase in net assets resulting from operations                     37,409,795             79,349,092
                                                                      ---------------------  ---------------------

Distributions to shareholders from:
       Net investment income - Class III                                          (740,074)           (12,206,199)
       Net realized gains - Class III                                          (43,272,559)           (18,177,235)
                                                                      ---------------------  ---------------------
                                                                               (44,012,633)           (30,383,434)
                                                                      ---------------------  ---------------------

Net share transactions - Class III (Note 5)                                     38,687,614            124,906,849
                                                                      ---------------------  ---------------------

       Total increase in net assets                                             32,084,776            173,872,507

Net assets:
       Beginning of period                                                     581,099,085            407,226,578
                                                                      ---------------------  ---------------------

       End of period (including accumulated undistributed
          net investment income of $39,102,896 and
          $31,487,338, respectively)                                 $         613,183,861  $         581,099,085
                                                                      =====================  =====================

                 See accompanying notes to the financial statements.         21

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------

                                                               Six Months Ended
                                                                August 31, 1997            Year Ended             Period Ended
                                                                 (Unaudited)            February 28, 1997       February 29, 1996*
                                                             -----------------          ----------------        ----------------
Net asset value, beginning of period                       $             12.68        $            11.54      $            10.00
                                                             -----------------          ----------------        ----------------


Income from investment operations:
  Net investment income                                                   0.13                      0.22                    0.23
  Net realized and unrealized gain                                        0.75                      1.63                    1.44
                                                             -----------------          ----------------        ----------------


         Total from investment operations                                 0.88                      1.85                    1.67
                                                             -----------------          ----------------        ----------------


Less distributions to shareholders from:
     Net investment income                                               (0.02)                    (0.28)                  (0.06)
     Net realized gains                                                  (0.99)                    (0.43)                  (0.07)
                                                             -----------------          ----------------        ----------------


         Total distributions                                             (1.01)                    (0.71)                  (0.13)
                                                             ------------------         ----------------        ----------------


Net asset value, end of period                             $             12.55        $            12.68      $            11.54
                                                             =================          ================        ================


Total Return (a)                                                         6.74%                    16.55%                   16.66%

Ratios/Supplemental Data:

     Net assets, end of period (000's)                     $           613,184        $          581,099      $          407,227
     Net expenses to average
         daily net assets                                                0.71%**(c)                0.72%(c)                0.69%**

     Net investment income to average
         daily net assets                                                2.77%**                   2.25%                   1.89%**

     Portfolio turnover rate                                               64%                       84%                      7%

     Average broker commission rate per equity share (b)   $            0.0081        $          0.0067                      N/A
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                    $              0.02        $            0.04       $             0.05

*    Period from June 30, 1995 (commencement of operations) to February 29,
     1996.

**   Annualized.

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.

(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .03% of average daily net assets for the year ended February 28, 1997 and .02% of average daily net assets for the six months ended August 31, 1997.

22             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Currency Hedged International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment in a portfolio of common stocks of non-U.S. issuers and through management of the Fund's foreign currency positions.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts
     The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
     See Note 6 for all open futures contracts held as of August 31, 1997.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreement as of August 31, 1997.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - continued
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $18,462,608 collateralized by cash in the amount of $19,807,665, which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. Prior to June 1, 1996, the premium on cash purchases was .75% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $55,841 in purchase premiums. There is no premium for cash redemptions or reinvested distributions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .69%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $2,760. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $377,171,931 and $358,175,500, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                       Gross Unrealized              Gross Unrealized               Net Unrealized
        Aggregate Cost                   Appreciation                  Depreciation                  Appreciation
 -----------------------------   -----------------------------   --------------------------   ----------------------------
         $630,474,345                    $42,097,068                    $40,554,508                   $1,542,560

4.   Principal shareholders

     At August 31, 1997, 43% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


      Class III:                    Six Months Ended                                Year Ended
                                     August 31, 1997                             February 28, 1997
                          ---------------------------------------      ----------------------------------------
                              Shares               Amount                  Shares                Amount
                          ------------------   ------------------      ------------------   -------------------
     Shares sold                  6,488,946   $       99,389,052              16,351,665   $       195,574,666
     Shares issued to
     shareholders in
     reinvestment of
     distributions                3,439,944           43,824,889               2,179,223            26,037,897

     Shares repurchased          (6,884,580)        (104,526,327)             (7,998,316)          (96,705,714)
                          ------------------   ------------------      ------------------   -------------------
     Net increase                 3,044,310   $       38,687,614              10,532,572   $       124,906,849
                          ==================   ==================      ==================   ===================

28

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

6.   Financial instruments

A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Forward currency contracts

          Settlement                                                                             Net Unrealized
            Date             Deliver/Receive         Units of Currency         Value              Depreciation
       -----------------  -----------------------   --------------------  -------------------  -------------------
       Buys
           9/12/97                ATS                        95,470,410  $         7,538,841  $         (504,159)
           11/07/97               ATS                       419,075,859           33,207,717          (1,354,845)
           12/05/97               AUD                         3,303,719            2,430,986             (61,009)
           11/07/97               BEF                       737,760,487           19,918,298            (731,053)
           12/05/97               CAD                        31,744,991           22,982,599            (272,918)
           11/07/97               CHF                        24,998,000           16,966,745            (184,237)
           11/07/97               DEM                        76,358,281           42,600,346          (1,302,016)
           11/07/97               DKK                         5,186,232              759,344             (22,893)
           11/07/97               ESP                     2,726,762,754           17,939,524            (843,281)
           11/07/97               FIM                        49,423,287            9,157,265            (295,931)
           11/07/97               GBP                        24,913,592           40,284,033            (849,616)
           12/05/97               HKD                        89,351,874           11,449,644             (74,021)
           9/12/97                IEP                         4,084,031            6,067,100            (153,901)
           11/07/97               IEP                        10,813,299           16,048,919            (171,971)
           11/07/97               ITL                    35,064,965,576           19,869,181            (660,057)
           12/05/97               JPY                     1,874,956,260           15,792,009          (1,127,516)
           9/12/97                MYR                        11,835,524            4,052,948            (685,052)
           12/05/97               MYR                         6,559,122            2,220,420            (374,580)
           11/07/97               NLG                        24,663,704           12,219,887            (110,672)
           9/12/97                NOK                        93,523,420           12,548,104            (827,896)
           11/07/97               NOK                       196,918,957           26,492,528            (954,581)
           12/05/97               NZD                        22,205,633           14,103,482          (1,172,883)
           11/07/97               SEK                       285,694,075           36,458,552            (629,970)
           12/05/97               SGD                         4,215,450            2,785,417            (210,426)
                                                                                               -------------------
                                                                                              $      (13,575,484)
                                                                                               ===================

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

     Forward currency contracts - continued

                                                                                                      Net Unrealized
          Settlement                                                                                   Appreciation
            Date                Deliver/Receive         Units of Currency            Value            (Depreciation)
       -----------------  --------------------------   --------------------  ---------------------  ------------------
       Sales
           11/07/97                  ATS                       413,053,753  $          32,747,217  $        1,152,662
           9/12/97                   AUD                        12,369,475              9,089,666             504,334
           12/05/97                  AUD                        56,701,753             41,755,687             592,553
           11/07/97                  BEF                       734,491,953             19,852,833           1,066,904
           9/12/97                   CAD                         1,295,667                933,941              22,059
           12/05/97                  CAD                        15,843,985             11,475,717             135,685
           11/07/97                  CHF                        95,787,346             65,083,389             811,996
           9/12/97                   DEM                        31,026,209             17,248,590           1,132,410
           11/07/97                  DEM                       154,972,054             86,485,732          (2,683,226)
           9/12/97                   DKK                        12,615,344              1,841,671             118,329
           11/07/97                  DKK                        88,389,173             12,947,854             573,245
           11/07/97                  ESP                       214,456,980              1,412,016              46,646
           11/07/97                  FIM                         5,500,000              1,020,099              42,292
           11/07/97                  FRF                       246,082,631             40,750,591           1,249,079
           9/12/97                   GBP                        19,411,482             31,475,941             265,059
           11/07/97                  GBP                       111,986,763            181,149,788             869,083
           11/07/97                  HKD                        13,517,395              1,736,413               7,587
           12/05/97                  HKD                       559,701,085             71,786,307             314,749
           11/07/97                  IEP                         7,272,525             10,814,851             189,207
           9/12/97                   ITL                     3,531,143,800              2,005,277              92,723
           11/07/97                  ITL                    61,056,934,630             34,611,924             905,149
           12/05/97                  JPY                    15,832,284,835            133,422,253           3,270,660
           12/05/97                  MYR                       107,449,497             36,475,902           5,860,328
           11/07/97                  NLG                        63,263,484             31,353,480           1,070,035
           11/07/97                  NOK                        54,694,151              7,365,720             165,203
           9/12/97                   NZD                         6,180,581              3,950,229             317,771
           12/05/97                  NZD                        30,857,391             19,618,692           1,223,822

30

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

       Forward currency contracts - continued


          Settlement                                                                                 Net Unrealized
            Date                Deliver/Receive         Units of Currency          Value              Appreciation
       -----------------  --------------------------   --------------------  --------------------  ------------------
       Sales - continued
           11/07/97                  SEK                       320,472,261  $         40,940,272  $          485,670
           12/05/97                  SGD                        44,547,073            29,503,978           1,756,592
                                                                                                   ------------------
                                                                                                  $       21,558,606
                                                                                                   ==================


Currency Abbreviations
 ATS       Austrian Schilling                   GBP        British Pound
 AUD       Australian Dollar                    HKD        Hong Kong Dollar
 BEF       Belgian Franc                        IEP        Irish Pound
 CAD       Canadian Dollar                      ITL        Italian Lira
 CHF       Swiss Franc                          JPY        Japanese Yen
 DEM       German Mark                          MYR        Malaysian Ringgit
 DKK       Danish Krona                         NLG        Netherlands Guilder
 ESP       Spanish Peseta                       NOK        Norwegian Kroner
 FIM       Finnish Markka                       NZD        New Zealand Dollar
 FRF       French Franc                         SEK        Swedish Krona
                                                SGD        Singapore Dollar


GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements  (Unaudited) - continued
--------------------------------------------------------------------------------

Futures Contracts


    Number of                                                                                          Net Unrealized
    Contracts                 Type                    Expiration Date         Contract Value            Appreciation
    --------------    ----------------------      --------------------------------------------      --------------------
     Buys
             146      DAX                             September 1997      $        31,833,458      $            229,315
             213      MIB 30                          September 1997               25,786,875                 2,079,398
             138      TOPIX                           September 1997               16,336,520                   964,863
             145      TSE 35                          September 1997               18,093,017                   215,289
                                                                                                    --------------------
                                                                                                   $          1,128,561
                                                                                                    ====================
    Sales
              386     ALL ORDS                        September 1997      $        18,193,466      $          1,107,260
               87     FTSE 100 ID                     September 1997               17,016,273                   269,640
              237     HANG SENG                       September 1997               21,256,291                 2,643,646
                4     IBEX 35                         September 1997                  171,992                     6,350
               19     MATIF CAC 40                    September 1997                1,736,015                    80,438
              271     OMX STOCK                       September 1997                8,356,836                   682,688
                                                                                                    --------------------
                                                                                                   $          4,250,742
                                                                                                    ====================

At August 31, 1997, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

   Swap agreement


           Notional           Expiration                                                                  Unrealized
           Amount                Date                            Description                             Depreciation
   ------------------------ ---------------  ----------------------------------------------------      ------------------
   CHF         251,264,052     08/06/98      Agreement with Swiss Bank Corporation dated 8/6/97
                                             to receive (pay) the notional amount multiplied by
                                             the return on the Swiss Market Index (including
                                             dividends) and to pay the notional amount
                                             multiplied by 6 month CHF LIBOR adjusted by a
                                             specified spread.                                     $            (707,741)
                                                                                                       ==================

32

GMO Evolving Countries Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1997 (Unaudited)*
----------------------------------------------------------------------------------
Assets:
     Receivable for Fund shares sold                            $      18,703,000
     Receivable for expenses waived or borne by Manager                     1,216
                                                                  ----------------
         Total assets                                                  18,704,216
                                                                  ----------------



Liabilities:
     Payable to affiliate for:
         Management fee                                                       820
         Shareholder service fee                                              154
     Accrued expenses                                                       4,104
                                                                  ----------------

         Total liabilities                                                  5,078
                                                                  ----------------


Net assets                                                      $      18,699,138
                                                                  ================

Net assets consist of:
     Paid-in capital                                            $      18,703,000
     Accumulated undistributed net investment income                       (3,862)
                                                                  ----------------
                                                                $      18,699,138
                                                                  ================


Net assets attributable to Class III Shares                     $      18,699,138
                                                                  ================

Shares outstanding - Class III                                          1,840,375
                                                                  ================

Net asset value per share - Class III                           $            10.16 **
                                                                  ================

* The Fund commenced operations on August 29, 1997. This statement reflects the capital stock activity for that date and expense accruals for the two day period ended August 31, 1997.

** The variance between the subscription price and net asset value per share is attributable to the purchase premium earned by the Fund and that not yet offset by investment transactions.

GMO Short-Term Income Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Par Value      Description                                                       Value ($)
---------------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 92.8%

                  Asset Backed Securities -- 53.3%

   $  563,228     Americredit Automobile Receivables Trust Series 96-B
                     Class A, 6.50%, due 1/12/02                                      565,428
    3,498,324     Banc One Student Loan Trust 94-A Class A2, Variable Rate,
                     1 mo. LIBOR + .30%, 5.95%, due 10/25/16                        3,512,317
    4,940,000     Brazos Student Loan Finance Corp. Series 96-A4, Variable
                     Rate, 3 mo. U.S. Treasury Bill + .50%, 5.94%, due 12/01/02     4,933,053
    2,500,000     Chevy Chase Master Credit Card Trust Series 96-A, Variable
                     Rate, 1 mo. LIBOR + .15%, 5.80%, due 2/15/05                   2,500,391
      463,100     Dilmun Capital Corp, Variable Rate, 6 mo. LIBOR + .88%,
                     6.86%, due 11/15/03                                              464,026
    5,000,000     First Chicago Master Trust II 95-0, Variable Rate, 1 mo.
                     LIBOR + .23%, 5.88%, due 2/15/04                               5,018,750
    1,000,000     National Premier Finance 95-2,  144A, 6.21%, due 6/01/99            993,000
    5,500,000     National Premier Finance IX 96-1A, 7.20%, due 7/01/00             5,582,500
    2,000,000     Navistar Financial Dealer Note Master Trust 95-1 Class A,
                     Variable Rate, 1 mo. LIBOR + .30%, 5.94%, due 8/25/07          2,011,563
      500,000     Premier Auto Trust 94-4 Certificates, 6.85%, due 5/02/99            505,750
    4,155,502     Signet Student Loan Trust Series 96-A Class A-1, Variable
                     Rate, 1 mo. LIBOR + .09%, 5.72%, due 1/25/05                   4,155,502
    2,000,000     Starvest CBO-1 Class A, Variable Rate 6 mo. LIBOR + .19%
                     144A, 6.00%, due 7/30/11                                       1,988,648
                                                                                  -----------
                                                                                   32,230,928
                                                                                  -----------

                  Structured Notes -- 6.2%

      750,000     Federal Home Loan Bank, Variable Rate, ((.50 * 10YR CMT) +
                     1.25%), 4.55%, due 3/16/98                                       743,250
    1,000,000     Federal National Mortgage Association, Variable Rate,
                     ((.50 * 2YR CMT) + 1.80%), 4.81%, due 3/10/98                    993,000
    2,000,000     Student Loan Marketing Association, Variable Rate, (10.25% -
                     5YR DM SWAP), 6.06%, due 3/23/98                               1,996,000
                                                                                  -----------
                                                                                    3,732,250
                                                                                  -----------

                  U.S. Government -- 15.4%

    9,000,000     U.S. Treasury Note, 7.75%, due 11/30/99                           9,320,625
                                                                                  -----------

                  U.S. Government Agency -- 17.9%

      350,000     Agency for International Development Floater (Support of
                     Botswana), Variable Rate, 6 mo. U.S. Treasury Bill +
                     .40%, 5.88%, due 10/01/12                                        347,813
    2,250,000     Agency for International Development Floater (Support of
                     C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill +
                     .40%, 5.85%, due 10/01/12                                      2,244,375

               See accompanying notes to the financial statements.            1

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

   Par Value      Description                                                       Value ($)
---------------------------------------------------------------------------------------------
                  U.S. Government Agency -- continued

   $2,416,832     Agency for International Development Floater (Support of
                     Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x
                     117%, 5.94%, due 10/01/11                                      2,416,832
      101,836     Agency for International Development Floater (Support of
                     Peru), Variable Rate, 6 mo. U.S. Treasury Bill + .35%,
                     5.68%, due 5/01/14                                               101,263
    5,670,048     Small Business Administration Pool #502320, Variable Rate,
                     Prime - 2.18%, 6.31%, due 8/25/18                              5,698,399
                                                                                  -----------
                                                                                   10,808,682
                                                                                  -----------
                  TOTAL DEBT OBLIGATIONS  (COST  $56,082,658)                      56,092,485
                                                                                  -----------
                  SHORT-TERM INVESTMENTS -- 9.7%

                  Repurchase Agreements -- 9.7%

    2,947,813     Prudential Securities, Inc. Repurchase Agreement, dated
                  8/29/97, due 9/2/97, with a maturity value of $2,949,447 and an effective yield of 4.99%, collateralized by a U.S.
                  Government Agency Obligation with a rate of 6.811%, with a
                  maturity date of 3/1/35 and a market value of $3,006,780          2,947,813

    2,947,813     Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                  9/2/97, with a maturity value of $2,949,467 and an effective yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate market
                  value of $3,015,363.                                              2,947,813
                                                                                  -----------
                  TOTAL SHORT-TERM INVESTMENTS  (COST  $5,895,626)                  5,895,626
                                                                                  -----------
                  TOTAL INVESTMENTS -- 102.5%
                  (COST $61,978,284)                                               61,988,111

                  Other Assets and Liabilities (net)-- (2.5)%                      (1,534,665)
                                                                                  -----------
                  TOTAL NET ASSETS-- 100%                                         $60,453,446
                                                                                  ===========
                  Notes to the Schedule of Investments:

                  CMT - Constant Maturity Treasury Index
                  DM SWAP - 5 year Deutsche Mark Constant Maturity Swap Rate

                  Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

                  144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $61,978,284) (Note 1)                       $61,988,111
   Cash                                                                      1,974,496
   Receivable for investments sold                                              60,000
   Interest receivable                                                         615,726
   Receivable for expenses waived or borne by Manager (Note 2)                   9,051
                                                                           -----------

       Total assets                                                         64,647,384
                                                                           -----------

Liabilities:
   Payable for investments purchased                                         4,161,439
   Payable to affiliate for (Note 2):
      Management fee                                                            11,209
      Shareholder service fee                                                    6,726
   Accrued expenses                                                             14,564
                                                                           -----------

       Total liabilities                                                     4,193,938
                                                                           -----------

Net assets                                                                 $60,453,446
                                                                           ===========

Net assets consist of:
   Paid-in-capital                                                         $59,929,593
   Accumulated undistributed net investment income                             539,921
   Accumulated undistributed net realized loss                                 (25,895)
   Net unrealized appreciation                                                   9,827
                                                                           ===========
                                                                           $60,453,446
                                                                           ===========

Shares outstanding                                                           6,147,369
                                                                           ===========

Net asset value per share                                                  $      9.83
                                                                           ===========

           See accompanying notes to the financial statements.                3

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                                    1,376,656
                                                                              ----------

Expenses:
   Management fee (Note 2)                                                        57,957
   Audit fees                                                                     12,594
   Custodian and transfer agent fees                                               3,373
   Legal fees                                                                        913
   Registration fees                                                                 786
   Trustees fees (Note 2)                                                            179
   Miscellaneous                                                                     270
   Fees waived or borne by Manager (Note 2)                                      (64,479)
                                                                              ----------
                                                                                  11,593
   Shareholder service fee (Note 2)                                               34,774
                                                                              ----------
       Net expenses                                                               46,367
                                                                              ----------

          Net investment income                                                1,330,289
                                                                              ----------

Realized and unrealized gain (loss):
   Net realized loss on investments                                               (8,001)
                                                                              ----------

   Change in net unrealized appreciation (depreciation) on investments            62,684
                                                                              ----------

       Net realized and unrealized gain                                           54,683
                                                                              ----------

Net increase in net assets resulting from operations                          $1,384,972
                                                                              ==========

4             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                              August 31, 1997      Year Ended
                                                                (Unaudited)     February 28, 1997
                                                              ---------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                        $1,330,289         $ 1,624,987
   Net realized gain (loss)                                         (8,001)             76,160
   Change in net unrealized appreciation (depreciation)             62,684             (75,627)
                                                               ------------        ------------
   Net increase in net assets resulting from operations          1,384,972           1,625,520
                                                               ------------        ------------

Distributions to shareholders from:
   Net investment income                                        (1,118,549)         (1,442,981)
                                                               ------------        ------------
                                                                (1,118,549)         (1,442,981)
                                                               ------------        ------------
Fund share transactions: (Note 5)
   Proceeds from sale of shares                                 32,141,959          94,033,050
   Net asset value of shares issued to shareholders in
      payment of distributions declared                            782,800           1,044,258
   Cost of shares repurchased                                  (13,674,673)        (65,388,935)
                                                               ------------        ------------

   Net increase in net assets resulting from Fund share
      transactions                                              19,250,086          29,688,373
                                                               ------------        ------------

      Total increase in net assets                              19,516,509          29,870,912

Net assets:
   Beginning of period                                          40,936,937          11,066,025
                                                               ------------        ------------

   End of period (including accumulated undistributed net
      investment income of $539,921 and $328,181,
      respectively)                                            $60,453,446         $40,936,937
                                                               ============        ============

           See accompanying notes to the financial statements.                5

GMO Short-Term Income Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------



                                Six Months Ended             Year Ended February 28/29,
                                August 31, 1997    -----------------------------------------------
                                  (Unaudited)       1997      1996      1995     1994      1993
                                  -----------      --------  --------  -------  --------  --------
Net asset value, beginning
   of period                       $  9.78         $  9.77   $  9.56   $ 9.79   $ 10.05   $ 10.11
                                   --------        --------  --------  -------  --------  --------


Income from investment operations:
   Net investment income              0.24            0.47      0.57     0.63      0.44      0.44
   Net realized and
      unrealized gain (loss)          0.04            0.06      0.20    (0.28)    (0.09)     0.30
                                   --------        --------  --------  -------  --------  --------

      Total from investment
      operations                      0.28            0.53      0.77     0.35      0.35      0.76
                                   --------        --------  --------  -------  --------  --------


Less distributions to shareholders:
   From net investment income        (0.23)          (0.52)    (0.56)   (0.58)    (0.46)    (0.38)
   From net realized gains              --              --        --       --     (0.15)    (0.44)
                                   --------        --------  --------  -------  --------  --------

      Total distributions            (0.23)          (0.52)    (0.56)   (0.58)    (0.61)    (0.82)
                                   --------        --------  --------  -------  --------  --------
Net asset value,
   end of period                   $  9.83         $  9.78   $  9.77   $ 9.56   $  9.79   $ 10.05
                                   ========        ========  ========  =======  ========  ========

Total Return/(a)/                     2.90%           5.62%     8.32%    3.78%     3.54%     8.25%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                      $60,453         $40,937   $11,066   $8,193   $ 8,095   $10,499
   Net expenses to average
      daily net assets                0.20%*          0.20%     0.25%    0.25%     0.25%     0.25%
   Net investment income to
      average daily net
      assets                          5.74%*          5.88%     6.49%    5.02%     4.35%     4.94%
   Portfolio turnover rate               9%            287%      139%     335%      243%      649%
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                     $  0.01         $  0.03   $  0.03   $ 0.02   $  0.02   $  0.03

/(a)/ The total returns would have been lower had certain expenses not been waived during the periods shown.
  *   Annualized.



6                      See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Short Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares.

     The Fund seeks current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high quality short-term instruments.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Indexed securities

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Security lending

     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund had no securities on loan.

     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .05% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .20%; thus, the net annual expense ratio after the waiver is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $179. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                           Purchases                Proceeds
                                                      ---------------------   ---------------------
     U.S. Government securities                     $          -            $      2,012,813
     Investments (non-U.S. Government securities)          22,011,715              2,180,159

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                Gross Unrealized        Gross Unrealized        Net Unrealized
         Aggregate Cost           Appreciation            Depreciation           Appreciation
     -----------------------  ----------------------  ---------------------- ----------------------
          $61,978,284                $57,633                 $47,806                $9,827

4.   Principal shareholders

     At August 31, 1997, 36% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                      Six Months Ended           Year Ended
                                                       August 31, 1997        February 28, 1997
                                                      ------------------     --------------------
          Shares sold                                     3,284,450               9,668,234
          Shares issued to shareholders in
             reinvestment of distributions                   80,638                 108,123
          Shares repurchased                             (1,405,525)             (6,721,285)
                                                      ------------------     --------------------
          Net increase                                    1,959,563               3,055,072

          Fund shares:
             Beginning of period                          4,187,806               1,132,734
                                                      ------------------     --------------------
             End of period                                6,147,369               4,187,806
                                                      ==================     ====================

GMO International Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               DEBT OBLIGATIONS -- 90.9%

                               Argentina -- 0.3%
USD            1,000,000       Republic of Argentina Par Bond,
                                   Variable Rate, Step Up, 5.50%, due 3/31/23                          736,875
                                                                                               ---------------

                               Australia -- 1.9%
GBP            2,000,000       Commonwealth Bank Australia Series EMTN, 8.13%, due 12/07/06          3,350,639
AUD            2,620,000       Queensland Treasury Corp., 8.00%, due 9/14/07                         2,107,207
                                                                                               ---------------
                                                                                                     5,457,846
                                                                                               ---------------
                               Austria -- 2.0%
CAD            7,000,000       Autobahn Schnell, 8.50%, due 3/03/03                                  5,661,505
                                                                                               ---------------
                               Brazil -- 0.3%
USD            1,135,141       Brazil Capitalization Bond, PIK, 8.00%, due 4/15/14                     925,140
                                                                                               ---------------
                               Bulgaria -- 1.3%
USD            1,000,000       Bulgaria Discount Bond Series B,
                                   Variable Rate, 6 mo. LIBOR + 1.31%, 7.19%, due 7/28/24              781,250
USD            5,000,000       Bulgaria Discount Bond, Series B Strips, Basket 2, due 7/28/24          550,300
USD           15,000,000       Bulgaria Discount Strips, due 7/28/24                                 2,284,350
                                                                                               ---------------
                                                                                                     3,615,900
                                                                                               ---------------
                               Canada -- 4.3%
CAD              750,000       Government of Canada, 10.25%, due 3/15/14                               749,892
CAD            5,000,000       Government of Canada Real Return, 4.25%, due 12/01/21                 3,969,103
CAD            3,000,000       Government of Canada Real Return, 4.25%, due 12/01/26                 2,246,014
CAD            2,000,000       Province of British Columbia, 7.88%, due 11/30/23                     1,613,252
CAD            5,000,000       Societe Quebec D'Ass D'Eaux, 8.13%, due 8/11/03                       3,953,907
                                                                                               ---------------
                                                                                                    12,532,168
                                                                                               ---------------
                               Cayman Islands -- 0.5%
CAD            2,000,000       Government of Canada (Cayman), 7.25%, due 6/01/08                     1,536,910
                                                                                               ---------------
                               Denmark -- 4.1%
DKK           78,200,000       Kingdom of Denmark Bullet, 7.00%, due 11/15/07                       11,994,789
                                                                                               ---------------
                               Ecuador -- 0.4%
USD            2,000,000       Republic of Ecuador Par Bond,
                                   Variable Rate, Step up, 3.50%, due 2/28/25                        1,047,500
                                                                                               ---------------

              See accompanying notes to the financial statements.              1

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               France -- 6.7%
FRF           14,000,000       Auxiliare Credit Foncier, 10.00%, due 4/20/01                         2,680,900
SEK           10,000,000       Credit Foncier, 6.50%, due 2/22/99                                    1,289,645
ECU            2,000,000       Credit Foncier, 8.38%, due 3/17/04                                    2,447,844
ECU            7,000,000       Government of France, 8.25%, due 4/25/22                              9,110,328
ECU            3,000,000       Societe Nationale des Chemins de Fer, 9.38%, due 3/12/01              3,709,451
                                                                                               ---------------
                                                                                                    19,238,168
                                                                                               ---------------
                               Germany -- 3.9%
DEM            2,200,000       Bundesrepublic Deutschland, 6.00%, due 9/15/03                        1,278,302
DEM            1,000,000       Bundesrepublic Deutschland, 6.00%, due 6/20/16                          541,884
ESP          250,000,000       Deutsche Ausgleichsbank, 8.60%, due 5/22/03                           1,838,453
GBP            2,000,000       KFW International Finance, 10.63%, due 9/03/01                        3,579,313
ESP          280,000,000       KFW International Finance, 8.60%, due 5/20/03                         2,059,988
DEM            1,300,000       Treuhandanstalt, 7.12%, due 1/29/03                                     791,468
DEM            2,000,000       Treuhandanstalt, 6.25%, due 3/04/04                                   1,171,537
                                                                                               ---------------
                                                                                                    11,260,945
                                                                                               ---------------
                               Greece -- 0.9%
GRD          750,000,000       Hellenic Republic,
                                   Variable Rate, 12 mo. GTB + 1.50%, 14.20%, due 9/30/03            2,699,481
                                                                                               ---------------
                               Italy -- 0.7%
ITL        1,550,000,000       BTPS, 8.50%, due 8/01/04                                                967,658
ITL        1,700,000,000       BTPS, 9.00%, due 11/01/23                                             1,152,061
                                                                                               ---------------
                                                                                                     2,119,719
                                                                                               ---------------
                               Japan -- 6.7%
GBP            2,000,000       Export Import Bank of Japan, 10.75%, due 5/15/01                      3,569,582
JPY          400,000,000       Japan Development Bank, 6.50%, due 9/20/01                            4,008,646
GBP            2,000,000       Japan Finance Corp Municipal Enterprises, 9.13%, due 2/16/05          3,532,280
USD            1,030,000       Japan Highway Public Corporation, 7.63%, due 9/22/04                  1,086,135
GBP            4,000,000       Kobe City, 9.50%, due 10/20/04                                        7,187,818
                                                                                               ---------------
                                                                                                    19,384,461
                                                                                               ---------------
                               Jordan -- 0.2%
USD            1,000,000       Hashemite Kingdom of Jordan Par Bond,
                                   Variable Rate, Step up 144A, 4.00%, due 12/23/23                    690,000
                                                                                               ---------------
                               Mexico -- 0.7%
FRF           15,000,000       Mexico Par Bond, 6.63%, due 12/31/19                                  2,111,326
                                                                                               ---------------
                               New Zealand -- 1.7%
NZD            7,800,000       New Zealand Index Linked Bond, 4.50%, due 2/15/16                     4,764,246
                                                                                               ---------------

2                See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Norway -- 0.3%
SEK            6,300,000       A/S Eksportfinans, 7.50%, due 8/16/01                                   845,537
                                                                                               ----------------
                               Supra National -- 5.0%
JPY          175,000,000       Asian Development Bank, 5.00%, due 2/05/03                            1,707,228
ITL        5,000,000,000       European Investment Bank, 12.20%, due 2/18/03                         3,545,455
CAD              700,000       European Investment Bank, 8.50%, due 8/30/05                            577,746
GBP            1,755,000       European Investment Bank, 8.75%, due 8/25/17                          3,251,851
GBP            2,000,000       International Bank Recon and Development, 11.50%, due
                                   11/09/03                                                          3,915,025
SEK           10,000,000       International Finance Corp, 10.63%, due 9/20/99                       1,401,732
                                                                                               ----------------
                                                                                                    14,399,037
                                                                                               ----------------
                               Sweden -- 8.9%
SEK            4,000,000       AB Spintab, 8.50%, due 12/19/01                                         552,490
SEK           20,000,000       Government of Sweden Index Linked Bond, 4.00%, due 12/01/20           2,569,609
SEK          181,300,000       Kingdom of Sweden, 6.00%, due 2/09/05                                22,561,470
                                                                                               ----------------
                                                                                                    25,683,569
                                                                                               ----------------
                               United Kingdom -- 1.4%
GBP            2,000,000       Guaranteed Export Financial Corp, 12.88%, due 9/29/02                 3,971,788
                                                                                               ----------------
                               United States -- 38.4%

                               Asset Backed Securities -- 34.3%
USD            4,590,245       AFC Home Equity Loan Trust Series 97-1 Class A,
                                   Variable Rate, 1 mo. LIBOR + .22%, 5.87%, due 3/25/27             4,587,376
USD            5,000,000       Augusta Funding Series 96-F2,
                                   Variable Rate, LIBOR + .30%  144A, 6.05%, due 4/15/06             5,000,000
USD            5,000,000       Big Flower Receivables Master Trust 96-2 Class A,
                                   Variable Rate, LIBOR + .25%  144A, 5.65%, due 4/25/03             5,000,000
USD            6,000,000       Circuit City Credit Card Master Trust 96-1 Class A,
                                   Variable Rate, LIBOR + .17%, 5.85%, due 10/15/06                  6,000,000
USD            3,833,887       CS First Boston Mortgage Securities Corp., Series 96-1 Class
                                   A1, Variable Rate, 3 mo. LIBOR + .23%, 5.98%, due 7/28/29         3,836,187
USD            1,500,000       First International Funding Co,
                                   Variable Rate, 3 mo. LIBOR + .55%, 6.36%, due 6/03/98             1,506,450
USD            5,000,000       First USA Credit Card Master Trust 94-4 Class A,
                                   Variable Rate, 1 mo. LIBOR + .37%, 6.00%, due 8/15/03             5,041,406
USD            9,000,000       National Premier Finance 95-2, 144A, 6.21%, due 6/01/99               8,937,000
USD            5,000,000       National Premier Finance IX 96-1A, 7.20%, due 7/01/00                 5,075,000

              See accompanying notes to the financial statements.              3

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

             Par Value         Description                                                           Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Asset Backed Securities -- continued
USD           18,000,000       Navistar Financial Dealer Note Master Trust 97-1 Class A,
                                   Variable Rate, 1 mo. LIBOR + .15%, 5.78%, due 8/25/03            18,005,400
USD           10,000,000       Northstar CBO Series 97-1 Class A2, 6.62%, due 7/15/09               10,297,000
USD           10,000,000       Rhino CBO Series 97-1 Class A-2, 144A, 6.33%, due 9/15/09            10,049,900
USD            5,966,000       SMS Student Loan Trust 94-A Certificates,
                                   Variable Rate, 1 mo. LIBOR + .70%, 6.35%, due 7/26/21             5,986,881
USD            5,000,000       Society Student Loan Trust 93-A Class B,
                                   Variable Rate, 1 mo. LIBOR + .75%, 6.44%, due 7/25/03             5,007,813
USD            5,000,000       Starvest CBO-1 Class A,
                                   Variable Rate, 6 mo. LIBOR + .19% 144A, 6.00%, due 7/30/11        4,971,620
                                                                                               ----------------
                                                                                                    99,302,033
                                                                                               ----------------
                               Structured Notes -- 0.4%
USD            1,000,000       Bankers Trust Medium Term Note, 17.10%, due 10/14/97/(a)/             1,094,400
                                                                                               ----------------
                               U.S. Government Agency -- 3.7%
USD            2,900,198       Agency for International Development Floater (Support of
                                   Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x
                                   1.17%, 5.94%, due 10/01/11                                        2,900,198
USD            1,000,000       Agency for International Development Floater (Support of India),
                                   Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 2/01/27             1,003,438
USD            1,961,401       Agency for International Development Floater (Support of
                                   Morocco), Variable Rate, 6 mo. U.S. Treasury Bill +
                                   .45%, 5.78%, due 11/15/14                                         1,954,046
USD              333,333       Agency for International Development Floater (Support of Peru),
                                   Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.68%,
                                   due 2/01/02                                                         331,458
USD            3,680,037       Agency for International Development Floater (Support of Peru),
                                   Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.68%,
                                   due 5/01/14                                                       3,659,337
USD              953,219       National Oceanic & Atmospheric Administration Floater,
                                   Variable Rate, 6 mo. LIBOR + .50%, 5.88%, due 6/15/08               953,814
                                                                                               ----------------
                                                                                                    10,802,291
                                                                                               ----------------

                               Total United States                                                 111,198,724
                                                                                               ----------------
                               Venezuela -- 0.3%
USD            1,000,000       Republic of Venezuela Discount Bond Series B,
                                   Variable Rate, 6 mo. LIBOR + .81%, 6.81%, due 3/31/20               903,750
                                                                                               ----------------

                               TOTAL DEBT OBLIGATIONS (COST $262,256,816)                          262,779,384
                                                                                               ----------------

4              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               LOAN ASSIGNMENTS -- 0.4%

                               Ivory Coast -- 0.4%
FRF           15,000,000       Ivory Coast Credit Agreement (Assignment with Banque
                                   Paribas, J.P. Morgan, Bank of America, Chase Manhattan
                                   and Salomon)*                                                     1,298,327
                                                                                               ---------------

                               TOTAL LOAN ASSIGNMENTS (COST $585,502)                                1,298,327
                                                                                               ---------------
                               LOAN PARTICIPATIONS -- 0.4%

                               Russia -- 0.4%
ECU            1,000,000       Russia Vnesheconombank Loan Agreement (Participation with
                                   Bank of America)*                                                 1,129,165
                                                                                               ---------------

                               TOTAL LOAN PARTICIPATIONS (COST $397,643)                             1,129,165
                                                                                               ---------------
              Shares
-------------------------------
                               PREFERRED STOCKS -- 1.7%

                               United States -- 1.7%
                   5,000       Bear Stearns Managed Income Securities Plus Fund                      4,949,850
                                                                                               ---------------

                               TOTAL PREFERRED STOCKS (COST $4,933,793)                              4,949,850
                                                                                               ---------------

         Principal Amount
-------------------------------
                               CALL OPTIONS PURCHASED -- 3.7%

                               Cross Currency Options -- 2.6%
DEM          233,600,000       DEM Call/BEF Put, Expires 10/08/97, Strike 20.50                        973,224
ECU          109,700,000       ECU Call/DEM Put, Expires 1/21/98, Strike 1.9450                      1,234,201
ECU           89,000,000       ECU Call/DEM Put, Expires 10/30/97, Strike 1.918                      2,158,166
ECU          123,600,000       ECU Call/DEM Put, Expires 12/15/97 Knock Out 1.9225,
                               Strike 1.91                                                           3,280,701
                                                                                               ---------------
                                                                                                     7,646,292
                                                                                               ---------------

              See accompanying notes to the financial statements.              5

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

          Principal Amount     Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Options on Bonds -- 0.3%
USD            6,500,000       Brazil Discount Bond, Expires 11/07/97, Strike 80.00                    378,333
SEK          175,000,000       Sweden Government Bond, Expires 10/24/97, Strike 95.484                 461,851
                                                                                               ---------------
                                                                                                       840,184
                                                                                               ---------------
                               Options on Currency -- 0.8%
USD           44,800,000       British Pound, Expires 11/06/97, Strike 1.6325                          990,080
USD           13,000,000       German Mark, Expires 2/09/98, Strike 1.61                             1,270,100
                                                                                               ---------------
                                                                                                     2,260,180
                                                                                               ---------------
                               TOTAL CALL OPTIONS PURCHASED
                               (COST $9,022,217)                                                    10,746,656
                                                                                               ---------------
                               PUT OPTIONS PURCHASED -- 1.2%

                               Cross Currency Options -- 1.2%
DEM           55,800,000       DEM Put/ITL Call, Expires 1/21/98, Strike 950                            15,498
DEM          118,400,000       DEM Put/ITL Call, Expires 9/18/97 Knock Out 1050,
                               Strike 1030                                                           3,308,255
USD            2,000,000       TRL Put/USD, DEM Basket Call, Expires 12/15/97, Strike 400               24,000
USD              782,986       TRL Put/USD, DEM Basket Call, Expires 12/15/97, Strike 425                3,500
                                                                                               ---------------
                                                                                                     3,351,253
                                                                                               ---------------
                               Options on Currency -- 0.0%
USD            5,000,000       Czech Koruna, Expires 10/02/97, Strike 29.56                                 --
USD           12,500,000       Czech Koruna, Expires 10/02/97, Strike 29.69                                 --
USD           13,000,000       German Mark, Expires 2/09/98, Strike 1.61                                36,400
                                                                                               ---------------
                                                                                                        36,400
                                                                                               ---------------
                               TOTAL PUT OPTIONS PURCHASED
                               (COST $2,523,268)                                                     3,387,653
                                                                                               ---------------

              Shares
------------------------------
                               RIGHTS AND WARRANTS -- 0.0%

                               Mexico -- 0.0%
               1,740,000       United Mexican States Warrants, Expires 6/30/03 **                           --
                                                                                               ---------------

6              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

                Shares         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Venezuela -- 0.0%
                  19,280       Republic of Venezuela Recovery Warrants, Expires 04/15/20**                  --
                                                                                               ---------------

                               TOTAL RIGHTS AND WARRANTS (COST $0)                                          --
                                                                                               ---------------

             Par Value
------------------------------
                               SHORT-TERM INVESTMENTS -- 2.9%

                               Cash Equivalents -- 1.4%
USD            3,719,171       BankBoston Eurodollar Time Deposit, 5.7875% due 9/02/97/(b)/          3,719,171
USD               84,645       First Union National Bank of North Carolina Eurodollar Time
                               Deposit, 5.5625% due 9/02/97/(b)/                                        84,645
USD              253,934       Harris Bank and Trust Eurodollar Time Deposit, 5.625% due
                               9/02/97/(b)/                                                            253,934
                                                                                               ---------------
                                                                                                     4,057,750
                                                                                               ---------------
                               Repurchase Agreement -- 0.3%
USD              779,815       Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                               9/2/97, with a maturity value of $780,252 and an effective yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate
                               market value of $797,684.                                               779,815
                                                                                               ---------------
                               U.S. Government -- 1.2%
USD              500,000       U.S. Treasury Bill, 5.31%, due 1/08/98/(c)/                             490,951
USD            3,000,000       U.S. Treasury Bill, 5.33% due 1/15/98/(c)/                            2,945,064
                                                                                               ---------------
                                                                                                     3,436,015
                                                                                               ---------------
                               TOTAL SHORT-TERM INVESTMENTS
                               (COST $8,268,579)                                                     8,273,580
                                                                                               ---------------
                               TOTAL INVESTMENTS -- 101.2%
                               (COST $287,987,818)                                                 292,564,615

                               Other Assets and Liabilities (net) -- (1.2)%                         (3,328,451)
                                                                                               ---------------

                               TOTAL NET ASSETS -- 100%                                        $   289,236,164
                                                                                               ===============


              See accompanying notes to the financial statements.              7

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



-------------------------------------------------------------------------------

                               Notes to the Schedule of Investments:

                               GTB - Greek Treasury Bill

                               PIK -- Payment In Kind

                               Knock Out -- Option will expire if underlying
                                   security reaches Knock Out price.

                               144A -- Securities exempt from registration under
                                   Rule 144A of the Securities Act of 1933.
                                   These securities may be resold in
                                   transactions exempt from registration,
                                   normally to qualified institutional buyers.

                               Variable and Step up rates -- The rates shown on
                                   variable and step up rate notes are the
                                   current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

                               Currency Abbreviations
                               AUD - Australian Dollar                           GBP - British Pound
                               BEF - Belgian Franc                               GRD - Greek Drachma
                               CAD - Canadian Dollar                             ITL - Italian Lira
                               CHF - Swiss Franc                                 JPY - Japanese Yen
                               DEM - German Mark                                 NLG - Netherlands Guilder
                               DKK - Danish Krone                                NZD - New Zealand Dollar
                               ECU - European Currency Unit                      SEK - Swedish Krona
                               ESP - Spanish Peseta                              THB - Thailand Baht
                               FRF - French Franc                                TRL - Turkish Lira
                                                                                 USD - United States Dollar

                   /(a)/Principal is linked to the value of the Brazilian
                        Capitalization Bond and the Brazilian IDU Bond. Restricted as to public resale. At the date of aquisition, this security was valued at cost. There were no outstanding unrestricted securities of the same class as those held.
                   /(b)/Represents investments of security lending collateral
                        (Note 1).
                   /(c)/All or a portion of this security is held as collateral for open futures contracts.
                    * Non-performing. Borrower not currently paying interest. ** Non-income producing security.


8              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------

Assets:
       Investments, at value (cost $287,987,818) (Note 1)                                        $   292,564,615
       Foreign currency, at value (cost $873,294) (Note 1)                                               816,801
       Receivable for investments sold                                                                 4,595,664
       Interest receivable                                                                             6,811,212
       Receivable for variation margin on open futures contracts (Notes 1 and 6)                         387,095
       Receivable for open forward foreign currency contracts (Notes 1 and 6)                          7,816,416
       Receivable for expenses waived or borne by Manager (Note 2)                                        51,527
                                                                                                 ---------------
        Total assets                                                                                 313,043,330
                                                                                                 ---------------

Liabilities:
       Payable for investments purchased                                                               2,806,892
       Payable upon return of securities loaned (Note 1)                                               4,057,750
       Written options outstanding, at value (premiums $1,356,004) (Notes 1 and 6)                     1,432,145
       Payable for open forward foreign currency contracts (Notes 1 and 6)                            14,973,036
       Payable for Fund shares repurchased                                                                74,458
       Payable to affiliate for (Note 2):
        Management fee                                                                                    89,332
        Shareholder service fee                                                                           33,536
       Accrued expenses                                                                                   52,487
       Payable for open swap contracts (Note 1 and 6)                                                    285,931
       Miscellaneous payable                                                                               1,599
                                                                                                 ---------------

        Total liabilities                                                                             23,807,166
                                                                                                 ---------------

Net assets                                                                                       $   289,236,164
                                                                                                 ===============
Net assets consist of:
       Paid-in-capital                                                                           $   276,062,601
       Accumulated undistributed net investment income                                                13,209,617
       Accumulated undistributed net realized gain                                                     3,080,496
       Net unrealized depreciation                                                                    (3,116,550)
                                                                                                 ---------------

                                                                                                 $   289,236,164
                                                                                                 ===============
Net assets attributable to:
       Class III shares                                                                          $   289,236,164
                                                                                                 ===============
Shares outstanding:
       Class III                                                                                      26,571,560
                                                                                                 ===============
Net asset value per share:
       Class III                                                                                 $         10.89
                                                                                                 ===============

             See accompanying notes to the financial statements.               9

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------
Investment Income:
       Interest (including securities lending income of $865)                                       $   8,271,620
       Dividends                                                                                          165,875
                                                                                                    -------------

         Total income                                                                                   8,437,495
                                                                                                    -------------
Expenses:
       Management fee (Note 2)                                                                            501,193
       Custodian and transfer agent fees                                                                   81,795
       Audit fees                                                                                          34,733
       Legal fees                                                                                           5,308
       Registration fees                                                                                    2,394
       Trustees fees (Note 2)                                                                               1,347
       Miscellaneous                                                                                        1,034
       Fees waived or borne by Manager (Note 2)                                                          (314,558)
                                                                                                    -------------
                                                                                                          313,246
       Shareholder service fee (Note 2)
         Class III                                                                                        187,959
                                                                                                    -------------
         Net expenses                                                                                     501,205
                                                                                                    -------------

           Net investment income                                                                       7,936,290
                                                                                                    -------------
Realized and unrealized gain (loss):
       Net realized gain (loss) on:
         Investments                                                                                      995,304
         Closed futures contracts                                                                       2,458,802
         Closed swap contracts                                                                            316,606
         Foreign currency, forward contracts and foreign currency related transactions                  1,193,521
                                                                                                    -------------
            Net realized gain                                                                           4,964,233
                                                                                                    -------------
       Change in net unrealized appreciation (depreciation) on:
         Investments                                                                                   (6,512,782)
         Open futures contracts                                                                           909,501
         Open swap contracts                                                                             (285,931)
         Written options                                                                                 (202,891)
         Foreign currency, forward contracts and foreign currency related transactions                 (1,993,249)
                                                                                                    -------------

            Net unrealized loss                                                                        (8,085,352)
                                                                                                    -------------
         Net realized and unrealized loss                                                              (3,121,119)
                                                                                                    -------------

Net increase in net assets resulting from operations                                                $   4,815,171
                                                                                                    =============

10              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                        Six Months Ended
                                                                        August 31, 1997           Year Ended
                                                                          (Unaudited)          February 28, 1997
                                                                        ----------------       -----------------
Increase (decrease) in net assets:
Operations:
       Net investment income                                              $  7,936,290            $ 14,716,597
       Net realized gain                                                     4,964,233              15,665,683
       Change in net unrealized appreciation (depreciation)                 (8,085,352)             (7,800,186)
                                                                          ------------            ------------

       Net increase in net assets resulting from operations                  4,815,171              22,582,094
                                                                          ------------            ------------
Distributions to shareholders from:
       Net investment income
        Class III                                                                   --             (15,718,077)
                                                                          ------------            ------------
        Total distributions from net investment income                              --             (15,718,077)
                                                                          ------------            ------------
       Net realized gains
        Class III                                                           (2,670,095)            (10,685,120)
                                                                          ------------            ------------
        Total distributions from net realized gains                         (2,670,095)            (10,685,120)
                                                                          ------------            ------------
       In excess of net realized gains
        Class III                                                                   --              (2,935,300)
                                                                          ------------            ------------
        Total distributions in excess of net realized gains                         --              (2,935,300)
                                                                          ------------            ------------

                                                                            (2,670,095)            (29,338,497)
                                                                          ------------            ------------
       Net share transactions: (Note 5)
        Class III                                                           51,307,965              48,619,210
                                                                          ------------            ------------
       Increase in net assets resulting from net share transactions         51,307,965              48,619,210
                                                                          ------------            ------------

       Total increase in net assets                                         53,453,041              41,862,807

Net assets:
       Beginning of period                                                 235,783,123             193,920,316
                                                                          ------------            ------------

       End of period (including accumulated undistributed net
       investment income of $13,209,617 and $5,273,327, respectively)     $289,236,164            $235,783,123
                                                                          ============            ============

             See accompanying notes to the financial statements.              11

GMO International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                             Six Months Ended            Year Ended February 28/29,
                                              August 31, 1997  ------------------------------------------------
                                               (Unaudited)        1997         1996         1995       1994*
                                               -----------     ---------    ---------    ---------    --------

Net asset value, beginning of period            $   10.78      $   10.92    $    9.64    $    9.96    $  10.00
                                                ---------      ---------    ---------    ---------    --------

Income from investment operations:
       Net investment income                         0.26           0.71         0.62         0.98        0.08
       Net realized and unrealized gain
       (loss)                                       (0.04)          0.65         1.55        (0.21)      (0.12)
                                                ---------      ---------    ---------    ---------    --------

       Total from investment operations              0.22           1.36         2.17         0.77        0.77
                                                ---------      ---------    ---------    ---------    --------

Less distributions to shareholders:
       From net investment income                      --          (0.81)       (0.59)       (0.75)         --
       From net realized gains                      (0.11)         (0.54)       (0.30)       (0.34)         --
       In excess of net realized gains                 --          (0.15)          --           --          --
                                                ---------      ---------    ---------    ---------    --------

       Total distributions                          (0.11)         (1.50)       (0.89)       (1.09)         --
                                                ---------      ---------    ---------    ---------    --------
Net asset value, end of period                  $   10.89      $   10.78    $   10.92    $    9.64    $   9.96
                                                =========      =========    =========    =========    ========

Total Return /a)/                                    2.00%         12.39%       22.72%        8.23%      (0.40)%

Ratios/Supplemental Data:
       Net assets, end of period (000's)        $ 289,236      $ 235,783    $ 193,920    $ 151,189    $ 39,450
       Net expenses to average daily net
       assets                                        0.40%**        0.40%        0.40%        0.40%       0.40%**
       Net investment income to average daily
       net assets                                    6.33%**        6.93%        8.17%        7.51%       5.34%**
       Portfolio turnover rate                         53%            95%          99%         141%         14%
       Fees and expenses voluntarily waived
       or borne by the Manager consisted of
       the following per share amounts:         $    0.01      $    0.02    $    0.01    $    0.02    $   0.02

* For the period from December 22, 1993 (commencement of operations) to February 28, 1994.
**    Annualized.
/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

12              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units. The Fund generally seeks to provide a total return greater than that provided by the international fixed income securities market.

      On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


      Portfolio valuation
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
-------------------------------------------------------------------------------

      Foreign currency translation
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Futures contracts
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See
      Note 6 for all open futures contracts held as of August 31, 1997.

      Forward currency contracts
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

      the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

      Options
      The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1997.

      The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

      Loan agreements
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

      Indexed securities
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

      Swap agreements
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund entered into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1997.

      Repurchase agreements
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      Security lending
      The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $4,005,956, collateralized by cash in the amount of $4,057,750 which was invested in short-term instruments.

      Taxes
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

      Distributions to shareholders
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Allocation of operating activity
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      Purchases and redemptions of Fund shares
      The premium on cash purchases of Fund shares is .15% of the amount invested. Effective June 1, 1996, the Manager will reduce such premium only when any portion of a purchase is offset by a corresponding redemption occurring on the same day. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $75,270 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

      Investment risk
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

      GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .40%; thus the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $1,347. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    Purchases and sales of securities

      For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                                Purchases                  Proceeds
                                                                          ----------------------     --------------------
      U.S. Government securities                                       $              8,426,671   $            7,888,918
      Investments (non-U.S. Government securities)                                  167,240,709              109,778,082

      At August 31,1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                         Gross Unrealized            Gross Unrealized             Net Unrealized
             Aggregate Cost                Appreciation                Depreciation                Appreciation
       ---------------------------  ---------------------------  --------------------------   -----------------------
             $ 287,987,818                 $10,990,956                  $6,414,159                  $4,576,797

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

4.    Principal shareholders

      At August 31, 1997, 33% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      Six Months Ended                                  Year Ended
                                                      August 31, 1997                               February 28, 1997
                                         -------------------------------------------  -----------------------------------------
     Class III:                                Shares                  Amount               Shares               Amount
                                         -------------------     -------------------  ------------------   --------------------
     Shares sold                             7,081,890         $     77,125,119            9,398,594     $      108,940,870
     Shares issued to shareholders in
       reinvestment of distributions           242,142                2,644,188            2,130,615             23,653,871
     Shares repurchased                     (2,625,983)             (28,461,342)          (7,421,298)           (83,975,531)
                                         -------------------     -------------------  ------------------   --------------------
     Net increase                            4,698,049         $     51,307,965            4,107,911     $       48,619,210
                                         ===================     ===================  ==================   ====================

6.    Financial instruments

      A summary of outstanding financial instruments at August 31, l997 is as follows:

      Forward currency contracts

                                                                                                 Net Unrealized
      Settlement                                     Units of                                     Appreciation
         Date             Deliver/Receive            Currency                  Value             (Depreciation)
     --------------     --------------------     --------------------    -----------------    ---------------------
         Buys

       09/26/97                 CAD                       29,900,000     $     21,570,276     $          (44,666)
       09/02/97                 DEM                        4,172,890            2,318,643                   3,419
       09/05/97                 DEM                      455,100,000          252,925,229             (7,799,937)
       09/22/97                 DEM                       29,200,000           15,134,048                  51,875
       10/17/97                 GBP                       20,200,000           32,691,867                 138,410
       09/22/97                 ITL                   17,513,852,250            9,939,075                 198,092
       10/09/97                 JPY                   10,190,000,000           85,215,964             (5,828,428)
                                                                                              ---------------------
                                                                                              $      (13,281,235)
                                                                                              =====================

GMO International Bond Fund
(A Series of GMO Trust)


Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
-----------------------------------------------------------------------------------------------------------------

     Forward currency contracts -- continued
                                                                                                 Net Unrealized
      Settlement                                      Units of                                    Appreciation
         Date             Deliver/Receive             Currency                Value              (Depreciation)
     --------------     --------------------     --------------------    -----------------    ---------------------
         Sales
       11/28/97                 AUD                        3,400,000  $         2,502,821  $                41,059
       09/26/97                 CAD                       45,600,000           32,896,475                  213,080
       09/05/97                 DEM                      249,600,000          138,717,067                2,926,185
       09/22/97                 DEM                       17,900,000            9,959,539                (218,556)
       10/17/97                 GBP                       22,200,000           35,928,686                  201,861
       09/22/97                 ITL                   28,602,096,000           16,231,630                 (36,660)
       10/09/97                 JPY                    3,230,000,000           27,011,537                  772,714
       09/23/97                 NZD                        7,600,000            4,850,637                  294,563
       03/23/98                 THB                      200,000,000            5,463,983                1,468,426
       06/22/98                 THB                      100,000,000            2,703,433                  703,722
                                                                                              ---------------------
                                                                                           $             6,366,394
                                                                                              =====================

      Forward cross currency contracts
                                                                                                           Net Unrealized
      Settlement                                                                                            Appreciation
         Date                Deliver/Units of Currency               Receive/In Exchange For               (Depreciation)
     --------------     ------------------------------------     ---------------------------------       -------------------
       10/10/97               BEF               536,765,280          DEM               26,000,000     $               4,327
       11/13/97               CHF                 9,473,700          DEM               16,700,000                  (17,649)
       09/02/97               DEM                 1,337,914          DKK                5,095,446                       129
       09/02/97               DEM                 2,834,976          SEK               12,346,319                   (3,393)
       09/19/97               DEM                10,600,000          NLG               11,936,702                     1,522
       09/22/97               DEM                41,600,000          ITL           41,235,305,000                   254,759
       10/10/97               DEM                87,000,000          BEF            1,796,281,750                   (9,553)
       10/23/97               DEM                35,600,000          ESP            3,017,368,800                     5,934
       10/27/97               DEM               109,059,510          ECU               55,300,000                 (286,223)
       11/07/97               DEM                11,900,000          FRF               40,115,582                     2,273
       11/13/97               DEM                 7,100,000          CHF                5,823,917                   (3,679)
       11/14/97               DEM                50,000,000          DKK              190,462,500                   (8,050)
       11/21/97               DEM                16,000,000          SEK               69,962,310                       517
       11/14/97               DKK               189,496,870          DEM               49,700,000                  (17,958)
       10/23/97               ESP               584,737,000          DEM                6,900,000                     (557)
       11/07/97               FRF               141,317,893          DEM               41,900,000                  (19,695)
       09/22/97               ITL            89,090,143,500          DEM               89,700,000                 (648,538)
       09/19/97               NLG                18,456,232          DEM               16,400,000                     3,513
       11/21/97               SEK               211,417,360          DEM               48,300,000                  (29,494)
       10/27/97               ECU               111,100,000          DEM              219,024,414                   530,036
                                                                                                         -------------------
                                                                                                      $           (241,779)
                                                                                                         ===================

GMO International Bond Fund
(A Series of GMO Trust)


Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
------------------------------------------------------------------------------------------------------------------

      Futures contracts

                                                                                                           Net Unrealized
     Number of                                                                       Contract Value         Appreciation
     Contracts                       Type                      Expiration Date                             (Depreciation)
   ---------------  ---------------------------------------  --------------------   ------------------   --------------------
         Buys

         79         Australian Government Bond 3 yr            September 1997    $          6,986,895 $              143,636
         74         Australian Government Bond 10 yr           September 1997               7,753,442                302,802
         5          MATIF FRF Bond                             September 1997                 529,047                    790
        153         German Government Bond                      December 1997              21,524,498               (37,975)
         85         Italian Government Bond 10 yr               December 1997              10,429,048                  9,975
         10         Japanese Government Bond 10 yr              December 1997              10,655,332                 24,965
        107         MATIF ECU Bond                             September 1997              11,678,938                267,527
         1          U.S. Treasury Bond 30 yr                    December 1997                 113,125                    399
        254         U.K. Gilt                                  September 1997              24,145,209               (11,642)
         70         U.K. Gilt                                   December 1997               6,479,941                (8,558)
                                                                                                         --------------------
                                                                                                      $              691,919
                                                                                                         ====================

         Sales
         8          Canadian Government Bond 10 yr             September 1997    $            692,160 $                (896)
        182         Spanish Government Bond 10 yr              September 1997              14,709,829              (348,308)
        162         Swiss Government Bond                      September 1997              13,542,480               (15,571)
        113         Swiss Government Bond                       December 1997               8,972,972                 11,543
        100         U.S. Treasury Bill 3 Month                  December 1997              23,732,500               (81,000)
        124         U.S. Treasury Note 10 yr                   September 1997              13,519,875              (239,555)
         71         U.S. Treasury Note 10 yr                    December 1997               7,716,813                  1,624
         72         U.S. Treasury Bond 30 yr                    December 1997               8,118,000               (29,790)
                                                                                                         --------------------
                                                                                                      $            (701,953)
                                                                                                         ====================

      At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO International Bond Fund
(A Series of GMO Trust)


Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
------------------------------------------------------------------------------------------------------------------

      Written option transactions
                                                  Puts                                        Calls

                               Principal Amount                                Principal Amount
                                      of                                              of
                                   Contracts                                       Contracts
                                (000's omitted)            Premiums              (000's omitted)          Premiums
                              --------------------   ----------------------------------------------   -----------------
Outstanding, beginning
of period                   $            13,000    $             646,750                    13,000  $          553,800
Options written                           8,000                   40,000                     9,091             155,454
Options exercised                        (8,000)                 (40,000)                       --                  --
                              --------------------   ---------------------    ---------------------   -----------------
Outstanding, end
           of period        $            13,000    $            646,750                     22,091  $          709,254
                              ====================   =====================    =====================   =================


      Summary of written options outstanding

                               Principal Amount
                                      of
                                   Contracts                                    Expiration
                                 (000's omitted)       Exercise Price              Date                 Value
                              ---------------------   -----------------    ---------------------   -----------------
Calls

Japanese Yen                $               13,000        117 JPY                2/09/98         $          422,500
Thai Baht                                    9,091         33 THB                10/16/97                   584,545

Puts

Japanese Yen                                13,000        117 JPY                2/09/98                    425,100
                                                                                                   -----------------
                                                                                                 $        1,432,145
                                                                                                   =================

GMO International Bond Fund
(A Series of GMO Trust)


Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
------------------------------------------------------------------------------------------------------------------

      Swap agreements

                                                                                                           Net Unrealized
                              Expiration                                                                    Appreciation
     Notional Amount             Date                               Description                            (Depreciation)
--------------------------  ---------------  -----------------------------------------------------------  ------------------
TRL 267,500,000,000            5/14/99       Agreement with Bank of America dated 5/29/97 to receive             $(313,117)
                                             the notional amount multiplied by the change in market
                                             value (including accrued interest) of Turkey Index Linked
                                             Bond and to pay the notional amount multiplied by 3 month
                                             LIBOR adjusted by a specified spread.

TRL 110,000,000,000            6/04/99       Agreement with Bank of America dated 6/23/97 to receive                 27,186
                                             the notional amount multiplied by the change in market
                                             value (including accrued interest) of Turkey Index Linked
                                             Bond and to pay the notional amount multiplied by 3 month
                                             LIBOR adjusted by a specified spread.

                                                                                                          ------------------
                                                                            Net unrealized depreciation          $(285,931)
                                                                                                          ==================

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



   Par Value     Description                                       Value ($)
--------------------------------------------------------------------------------
                 DEBT OBLIGATIONS -- 88.9%

                 Asset Backed Securities -- 35.2%

  $ 5,000,000    Augusta Funding Series 96-F2,
                    Variable Rate, LIBOR + .30%  144A, 6.05%,
                    due 4/15/06                                     5,000,000
   11,887,168    Augusta Funding VI Series 96-A3,  144A, 7.38%,
                    due 4/15/13                                    12,023,276
   17,000,000    Bombardier Receivables Master Trust I 97-1
                    Class A, Variable Rate, 1 mo. LIBOR + .12%,
                    5.80%, due 4/15/04                             17,010,625
    9,590,000    Brazos Student Loan Finance Corp. Series 96-A4,
                    Variable Rate, 3 mo. U.S. Treasury Bill +
                    .50%, 5.94%, due 12/01/02                       9,576,514
    3,833,887    CS First Boston Mortgage Securities Corp.,
                    Series 96-1 Class A1, Variable Rate,
                    3 mo. LIBOR + .23%, 5.98%, due 7/28/29          3,836,187
    4,167,900    Dilmun Capital Corp,
                    Variable Rate, 6 mo. LIBOR + .88%, 6.86%,
                    due 11/15/03                                    4,176,236
   15,000,000    First Deposit Master Trust Series 96-1A,
                    Variable Rate, 1 mo. LIBOR +.17%, 5.82%,
                    due 8/15/07                                    15,037,500
    9,500,000    First Union Master Credit Card Trust 96-1
                    Class A, Variable Rate, 1 mo. LIBOR + .17%,
                    5.82%, due 9/15/03                              9,511,875
    7,500,000    First USA Credit Card Master Trust 94-4 Class A,
                    Variable Rate, 1 mo. LIBOR + .37%, 6.00%,
                    due 8/15/03                                     7,562,109
   10,050,000    Keycorp Student Loan Trust 94-B Certificates,
                    Variable Rate, 1 mo. LIBOR + .73%, 6.42%,
                    due 11/25/21                                   10,050,000
   11,224,915    Keystone Auto Grantor Trust Series 1996-A
                    Class A, 144A, 6.60%, due 12/15/02             11,359,613
    6,000,000    National Premier Finance 95-2, 144A, 6.21%,
                    due 6/01/99                                     5,958,000
   14,000,000    National Premier Finance IX 96-1A, 7.20%, due
                    7/01/00                                        14,210,000
    6,000,000    Navistar Financial Dealer Note Master Trust
                    95-1 Class A, Variable Rate, 1 mo. LIBOR +
                    .30%, 5.94%, due 8/25/07                        6,034,688
    3,343,135    New York City Tax Lien Series 96-1 Class B,
                    144A, 6.91%, due 5/25/05                        3,368,208
    5,000,000    Northstar CBO Series 97-1 Class A2, 6.62%, due
                    7/15/09                                         5,148,500
    3,500,000    Premier Auto Trust 94-4 Certificates, 6.85%,
                    due 5/02/99                                     3,540,250
    2,102,134    Resolution Trust Corp 94-C1 Class A1,
                    Variable Rate, 1 mo. LIBOR + .45%, 6.08%,
                    due 6/25/26                                     2,101,477
    2,481,329    Resolution Trust Corp 94-C1 Class A3,
                    Variable Rate, 1 mo. LIBOR + .55%, 6.18%,
                    due 6/25/26                                     2,488,308
    2,637,000    SMS Student Loan Trust 94-B Certificates,
                    Variable Rate, 1 mo. LIBOR + .75%, 6.38%,
                    due 10/25/23                                    2,637,000
    4,932,000    SMS Student Loan Trust 95-A Certificates,
                    Variable Rate, 1 mo. LIBOR + .65%, 6.28%,
                    due 4/25/25                                     4,925,835
    5,888,000    Society Student Loan Trust 93-A Class B,
                    Variable Rate, 1 mo. LIBOR + .75%, 6.44%,
                    due 7/25/03                                     5,897,200

              See accompanying notes to the financial statements.              1

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Par Value     Description                                       Value ($)
--------------------------------------------------------------------------------
                 Asset Backed Securities -- continued

  $ 2,617,126    UCFC Home Equity Loan 95-B2 Class A8,
                    Variable Rate, 1 mo. LIBOR + .45%, 6.14%,
                    due 10/10/26                                     2,619,743
                                                                   -----------
                                                                   164,073,144
                                                                   -----------

                 Foreign Government Obligation -- 2.0%

   25,000,000    Bulgaria Discount Strips, due 7/28/24               3,807,250
   39,794,675    Republic of Albania Par Bond, Zero Coupon, due
                    8/31/25                                          5,421,627
                                                                   -----------
                                                                     9,228,877
                                                                   -----------

                 Structured Notes -- 7.0%

    3,000,000    Federal Home Loan Bank, 4.90%, due 2/23/98          2,970,000
    3,550,000    Federal Home Loan Bank,
                    Variable Rate, (10 YR CMT + 2.55% - 3 mo.
                    LIBOR), 3.06%, due 7/28/98                       3,443,500
    2,500,000    Federal National Mortgage Association,
                    Variable Rate, ((.50 * 10 YR CMT) + 1.50%),
                    4.67%, due 2/25/98                               2,480,000
    1,250,000    Federal National Mortgage Association,
                    Variable Rate, ((.50 * 2 YR CMT) + 1.80%),
                    4.81%, due 3/10/98                               1,241,250
   22,500,000    Student Loan Marketing Association,
                    Variable Rate, (10.25% - 5 YR DM SWAP),
                    6.06%, due 3/23/98                              22,455,000
                                                                   -----------
                                                                    32,589,750
                                                                   -----------

                 U.S. Government -- 13.7%

   28,000,000    U.S. Treasury Bond, 6.25%, due 8/15/23/(a)/        26,495,000
   29,365,000    U.S. Treasury Inflation Indexed Note, 3.41%,
                    due 1/15/07                                     29,224,361
    8,400,000    U.S. Treasury Note, 6.38%, due 8/15/02              8,455,121
                                                                   -----------
                                                                    64,174,482
                                                                   -----------

                 U.S. Government Agency -- 31.0%

    8,750,000    Agency for International Development Floater
                    (Support of Jamaica),
                    Variable Rate, 6 mo. LIBOR + .30%, 6.32%,
                    due 12/01/14                                     8,771,875
   15,000,000    Agency for International Development Floater
                    (Support of Morocco), Variable Rate, 6 mo.
                    LIBOR + .15%, 6.15%, due 10/29/26               15,042,188
   20,000,000    Agency for International Development Floater
                    (Support of Morocco), Variable Rate, 6 mo.
                    LIBOR - .015%, 5.99%, due 2/01/25               19,575,000
   25,000,000    Agency for International Development Floater
                    (Support of Portugal),
                    Variable Rate, 6 mo. LIBOR, 7.00%, due
                    1/01/21                                         24,765,625
   10,425,000    Agency for International Development Floater
                    (Support of Sri Lanka),
                    Variable Rate, 6 mo. LIBOR + .20%, 5.93%,
                    due 6/15/12                                     10,464,094
   10,633,333    Agency for International Development Floater
                    (Support of Zimbabwe),
                    Variable Rate, 3 mo. U.S. Treasury Bill x
                    115%, 5.09%, due 1/01/12                        10,633,333

2             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Par Value    Description                                        Value ($)
--------------------------------------------------------------------------------
                U.S. Government Agency -- continued

  $10,000,000   Agency for International Development Floater
                    (Support of India),
                    Variable Rate, 3 mo. LIBOR + .10%, 5.47%,
                    due 2/01/27                                    10,034,375
   15,000,000    Federal National Mortgage Association, 5.19%,
                    due 7/20/98                                    14,962,500
    5,000,000    Federal National Mortgage Association, 6.73%,
                    due 11/04/02                                    4,940,000
   25,000,000    Small Business Administration, 7.35%, due
                    8/10/06                                        25,400,000
                                                                  -----------
                                                                  144,588,990
                                                                  -----------

                 TOTAL DEBT OBLIGATIONS (COST $412,850,506)       414,655,243
                                                                  -----------
    Shares
---------------
                 PREFERRED STOCKS -- 6.3%

                 Preferred Stocks -- 6.3%

       10,000    Bear Stearns Managed Income Securities
                    Plus Fund                                       9,899,700
       20,000    Home Ownership Funding 2 Preferred 144A,
                    13.338%                                        19,769,400
                                                                  -----------
                                                                   29,669,100
                                                                  -----------

                 TOTAL PREFERRED STOCKS (COST $29,706,361)         29,669,100
                                                                  -----------
   Par Value
---------------
                 SHORT-TERM INVESTMENTS -- 9.1%

                 Cash Equivalents -- 0.1%

  $   588,000    BankBoston Eurodollar Time Deposit, 5.7875%
                 due 9/2/97/(b)/                                      588,000
                                                                  -----------

                 Repurchase Agreements -- 9.0%

   22,310,000    Morgan Stanley Repurchase Agreement dated
                 8/29/97, due 9/2/97, with a maturity value of
                 $22,324,346 and an effective yield of 5.788%,
                 collateralized by the following debt
                 obligations having an aggregate market value
                 of $26,977,022/(b)/:
                       Household Bank FSB, 0.00% due 6/2/99
                       Household Finance Corp, 0.00% due 4/3/01    22,310,000

   19,427,524    Salomon Brothers Repurchase Agreement, dated
                 8/29/97, due 9/2/97, with a maturity value of
                 $19,438,425 and an effective yield of 5.05%,
                 collateralized by U.S. Treasury Obligations with
                 rates ranging from 5.00% to 6.75%, with maturity
                 dates ranging from 2/15/99 to 8/15/26 and with
                 an aggregate market value of $19,872,706          19,427,524
                                                                  -----------
                                                                   41,737,524
                                                                  -----------

             See accompanying notes to the financial statements.              3

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

                                                                  Value ($)
--------------------------------------------------------------------------------
                 TOTAL SHORT-TERM INVESTMENTS  (COST
                 $42,325,524)                                      42,325,524
                                                                 ------------

                 TOTAL INVESTMENTS -- 104.3%
                 (Cost $484,882,391)                              486,649,867

                 Other Assets and Liabilities (net) -- (4.3)%     (20,020,567)
                                                                 ------------

                 TOTAL NET ASSETS -- 100%                        $466,629,300
                                                                 ============

             Notes to the Schedule of Investments:

                 CMT - Constant Maturity Treasury Index
                 DM SWAP - 5 Year Deutsche Mark Constant Maturity Swap Rate

                 Variable rates -- The rates shown on variable notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

                 144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

              /(a)/ All or a portion of this security is held as collateral for open futures contracts.
              /(b)/ Represents investments of security lending collateral
                    (Note 1).

4             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $484,882,391) (Note 1)             $486,649,867
   Receivable for investments sold                                     115,000
   Dividends and interest receivable                                 4,250,345
   Receivable for open swap contracts (Notes 1 and 6)                1,013,143
   Receivable for expenses waived or borne by Manager (Note 2)          77,627
   Receivable for Fund shares sold                                      26,000
                                                                  ------------

      Total assets                                                 492,131,982
                                                                  ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                22,898,000
   Payable for Fund shares repurchased                               2,007,286
   Payable to affiliate for (Note 2):
     Management fee                                                     91,772
     Shareholder service fee                                            55,388
   Accrued expenses                                                     47,081
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                   403,155
                                                                  ------------

      Total liabilities                                             25,502,682
                                                                  ------------

Net assets                                                        $466,629,300
                                                                  ============

Net assets consist of:
   Paid-in-capital                                                $453,891,440
   Accumulated undistributed net investment income                   5,375,717
   Accumulated undistributed net realized gain                       3,002,552
   Net unrealized appreciation                                       4,359,591
                                                                  ------------
                                                                  $466,629,300
                                                                  ============

Net assets attributable to:
   Class I shares                                                 $  2,867,997
                                                                  ============
   Class III shares                                               $463,761,303
                                                                  ============

Shares outstanding:
   Class I                                                             278,778
                                                                  ============
   Class III                                                        44,982,628
                                                                  ============

Net asset value per share:
   Class I                                                        $      10.29
                                                                  ============
   Class III                                                      $      10.31
                                                                  ============

              See accompanying notes to the financial statements.              5

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $60,626)        $18,120,165
   Dividends                                                          1,270,608
                                                                    -----------

      Total income                                                   19,390,773
                                                                    -----------

Expenses:
   Management fee (Note 2)                                              736,458
   Custodian and transfer agent fees                                     48,494
   Audit fees                                                            21,832
   Legal fees                                                            14,651
   Registration fees                                                      9,946
   Trustees fees (Note 2)                                                 2,895
   Miscellaneous                                                          2,607
   Fees waived or borne by Manager (Note 2)                            (542,282)
                                                                    -----------
                                                                        294,601
   Shareholder service fee (Note 2)
      Class I                                                             4,600
      Class III                                                         439,411
                                                                    -----------
      Net expenses                                                      738,612
                                                                    -----------

        Net investment income                                        18,652,161
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                       409,418
      Closed futures contracts                                        1,912,319
      Closed swap contracts                                           1,182,479
                                                                    -----------

        Net realized gain                                             3,504,216
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                     2,094,081
      Open futures contracts                                          4,467,113
      Open swap contracts                                               134,344
      Written options                                                    (9,375)
                                                                    -----------

        Net unrealized gain                                           6,686,163
                                                                    -----------

      Net realized and unrealized gain                               10,190,379
                                                                    -----------

Net increase in net assets resulting from operations                $28,842,540
                                                                    ===========

6             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 1997       Year Ended
                                                               (Unaudited)      February 28, 1997
                                                             ----------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                     $  18,652,161        $ 27,372,630
   Net realized gain                                             3,504,216             984,536
   Change in net unrealized appreciation (depreciation)          6,686,163          (3,180,642)
                                                             -------------        ------------
   Net increase in net assets resulting from operations         28,842,540          25,176,524
                                                             -------------        ------------

Distributions to shareholders from:
   Net investment income
       Class I                                                     (98,560)            (17,070)
       Class III                                               (18,881,356)        (25,071,527)
                                                             -------------        ------------
       Total distributions from net investment income          (18,979,916)        (25,088,597)
                                                             -------------        ------------
   Net realized gains
       Class I                                                         (63)             (1,958)
       Class III                                                   (12,496)         (3,491,659)
                                                             -------------        ------------
       Total distributions from net realized gains                 (12,559)         (3,493,617)
                                                             -------------        ------------
   In excess of net realized gains
       Class I                                                          --                (878)
       Class III                                                        --          (1,566,602)
                                                             -------------        ------------
       Total distributions in excess of net realized gains              --          (1,567,480)
                                                             -------------        ------------

                                                               (18,992,475)        (30,149,694)
                                                             -------------        ------------
   Net share transactions: (Note 5)
       Class I                                                    (798,506)          3,600,624
       Class III                                              (116,914,899)        264,915,841
                                                             -------------        ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                      (117,713,405)        268,516,465
                                                             -------------        ------------

      Total increase (decrease) in net assets                 (107,863,340)        263,543,295

Net assets:
   Beginning of period                                         574,492,640         310,949,345
                                                             -------------        ------------


   End of period (including accumulated undistributed net
      investment income of $5,375,717 and $5,703,472,
      respectively)                                          $ 466,629,300        $574,492,640
                                                             =============        ============

              See accompanying notes to the financial statements.              7

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Six Months             Period from
                                                         Ended            September 10, 1996
                                                    August 31, 1997  (commencement of operations)
                                                      (Unaudited)        to February 28, 1997
                                                    ---------------  ----------------------------
Net asset value, beginning of period                     $10.16                $10.01
                                                         ------                ------

Income from investment operations:
   Net investment income                                   0.33+                 0.36
   Net realized and unrealized gain                        0.10                  0.13
                                                         ------                ------

      Total from investment operations                     0.43                  0.49
                                                         ------                ------

Less distributions to shareholders:
   From net investment income                             (0.30)                (0.29)
   From net realized gains                                 0.00                 (0.03)
   In excess of net realized gains                         0.00                 (0.02)
                                                         ------                ------

      Total distributions                                 (0.30)                (0.34)
                                                         ------                ------
Net asset value, end of period                           $10.29                $10.16
                                                         ======                ======

Total Return/(a)/                                          4.37%                 4.93%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                     $2,868                $3,630
   Net expenses to average daily net assets                0.38%*                0.38%*
   Net investment income to average daily net
      assets                                               6.14%*                5.83%*
   Portfolio turnover rate                                   29%                   25%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                 $ 0.01                $ 0.01

  *   Annualized.
  +   Computed using average shares outstanding throughout the period.
/(a)/ The total returns would have been lower had certain expenses not been waived during the periods shown.

8             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                               Six Months Ended   Year Ended February 28/29,
                                               August 31, 1997  -------------------------------
                                                 (Unaudited)       1997       1996      1995*
                                                 -----------    ---------  ---------  ---------
Net asset value, beginning of period               $  10.18     $  10.40   $  10.13   $  10.00
                                                   --------     --------   --------   --------

Income from investment operations:
   Net investment income                               0.34+        0.58       0.66       0.24
   Net realized and unrealized gain (loss)             0.10        (0.09)      0.58       0.07
                                                   --------     --------   --------   --------

      Total from investment operations                 0.44         0.49       1.24       0.31
                                                   --------     --------   --------   --------

Less distributions to shareholders:
   From net investment income                         (0.31)       (0.60)     (0.60)     (0.18)
   From net realized gains                             0.00        (0.08)     (0.37)      0.00
   In excess of net realized gains                     0.00        (0.03)      0.00       0.00
                                                   --------     --------   --------   --------

      Total distributions                             (0.31)       (0.71)     (0.97)     (0.18)
                                                   --------     --------   --------   --------
Net asset value, end of period                     $  10.31     $  10.18   $  10.40   $  10.13
                                                   ========     ========   ========   ========

Total Return /(a)/                                     4.41%        4.93%     12.50%      3.16%

Ratios/Supplemental Data:
   Net assets, end of period (000's)               $463,761     $570,862   $310,949   $209,377
   Net expenses to average daily net assets            0.25%**      0.25%      0.25%      0.25%**
   Net investment income to average daily net
      assets                                           6.33%**      6.15%      6.52%      6.96%**
   Portfolio turnover rate                               29%          25%        70%        65%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                 $   0.01     $   0.02   $   0.01   $   0.01

  * For the period from August 18, 1994 (commencement of operations) to February 28, 1995.
  **  Annualized.
  +   Computed using average shares outstanding throughout the period.
/(a)/ The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.              9

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return through investment in U.S. government securities and other investment grade bonds denominated in U.S. dollars while generally maintaining a portfolio duration of approximately four to six years (excluding short-term investments).

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.


     Futures contracts

     The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon purchase of a

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Options

     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1997, the Fund had no written option contracts outstanding.


     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Indexed securities

     The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


     Security lending

     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $26,308,295, collateralized by cash in the amount of $22,898,000 which was invested in short-term instruments.


     Swap agreements

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund entered into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1997.


     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Security transactions and related investment income

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .10% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .25%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $2,895. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                    Purchases             Proceeds
                                               ------------------    ------------------
            U.S. Government securities          $     95,264,539      $    178,541,336
            Investments (non-U.S. Government
            securities)                               65,086,943           101,453,619

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                                  Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost            Appreciation            Depreciation           Appreciation
      -----------------------  -----------------------  ----------------------  --------------------
           $484,882,391              $2,628,722               $861,246              $1,767,476


4.   Principal shareholders

     At August 31, 1997, 42% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                 Period from September 10, 1996
                                                Six Months Ended                 (commencement of operations) to
                                                August 31, 1997                         February 28, 1997
                                       -----------------------------------    --------------------------------------
  Class I:                                  Shares              Amount             Shares               Amount
                                       ----------------    ---------------    -----------------    -----------------
  Shares sold                               41,339         $   423,471             385,608         $   3,888,618
  Shares issued to shareholders in
      reinvestment of distributions          9,850              98,623               1,967                19,906
  Shares repurchased                      (129,670)         (1,320,600)            (30,316)             (307,900)
                                       ----------------    ---------------    -----------------    -----------------
  Net increase/(decrease)                  (78,481)        $  (798,506)            357,259         $   3,600,624
                                       ================    ===============    =================    =================


                                                Six Months Ended                           Year Ended
                                                August 31, 1997                        February 28, 1997
                                       -----------------------------------    -------------------------------------
  Class III:                                Shares              Amount             Shares              Amount
                                       ----------------    ---------------    ----------------    -----------------
  Shares sold                             11,782,835       $  119,660,867         26,591,731       $   269,419,204
  Shares issued to shareholders in
      reinvestment of distributions        1,575,174           15,815,384          2,531,335            25,549,376
  Shares repurchased                     (24,440,175)        (252,391,150)        (2,947,048)          (30,052,739)
                                       ----------------    ---------------    -----------------    -----------------
  Net increase/(decrease)                (11,082,166)      $ (116,914,899)        26,176,018       $   264,915,841
                                       ================    ===============    ================    =================

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Long futures contracts


                                                                                        Net Unrealized
    Number of                                                                            Appreciation
    Contracts                   Type               Expiration Date    Contract Value    (Depreciation)
------------------  -----------------------------  -----------------  ----------------  ----------------
       268               U.S. Treasury Bond         September 1997      $30,317,500       $1,191,177
       38                U.S. Treasury Bond         December 1997         4,284,500            6,809
       500           U.S. Treasury Note 10 yr.      September 1997       54,515,625        1,251,344
       150           U.S. Treasury Note 10 yr.      December 1997        16,303,125          (26,344)
       462            U.S. Treasury Note 5 yr.      December 1997        49,174,125           34,785
                                                                                        ----------------
                                                                                          $2,457,771
                                                                                        ================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

     Written put option transactions

                                                        Principal Amount
                                                          of Contracts
                                                         (000's omitted)          Premiums
                                                       --------------------  --------------------
Outstanding, beginning of period                             $30,000               $126,563
Options written                                               30,000                150,000
Options exercised                                            (30,000)              (150,000)
Options expired                                              (30,000)              (126,563)
                                                       --------------------  --------------------
Outstanding, end of period                                      -                     -
                                                       ====================  ====================

     Swap agreement

                                                                                 Net Unrealized
 Notional Amount     Expiration Date                Description                   Appreciation
------------------  ------------------ ---------------------------------------  -----------------
   $50,000,000           5/21/98       Agreement with Morgan Guaranty Trust           $134,344
                                       Company dated 4/21/97 to receive the
                                       notional amount multiplied by the
                                       return on the Lehman Brothers
                                       Treasury Index and to pay the
                                       notional amount multiplied by 3 month
                                       LIBOR adjusted by a specified spread.
                                                                                -----------------
                                                                                      $134,344
                                                                                =================

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               DEBT OBLIGATIONS -- 80.0%

                               Argentina -- 0.2%
USD            1,000,000       Republic of Argentina Par Bond,
                                   Variable Rate, Step Up, 5.50%, due 3/31/23                          736,875
                                                                                               ----------------

                               Australia -- 4.1%
GBP            6,700,000       Commonwealth Bank Australia Series EMTN, 8.13%, due
                                 12/07/06                                                           11,224,640
AUD            2,620,000       Queensland Treasury Corp., 8.00%, due 9/14/07                         2,107,207
                                                                                               ----------------
                                                                                                    13,331,847
                                                                                               ----------------

                               Austria -- 1.1%
SEK           25,000,000       Oesterreich Kontrollbank, 9.25%, due 7/15/99                          3,405,299
                                                                                               ----------------

                               Brazil -- 1.0%
USD            3,972,611       Brazil Capitalization Bond, PIK, 8.00%, due 4/15/14                   3,237,677
                                                                                               ----------------

                               Bulgaria -- 1.2%
USD           10,000,000       Bulgaria Discount Bond, Series B Strips, Basket 2, due                1,100,600
                                   7/28/24
USD           15,000,000       Bulgaria Discount Strips, due 7/28/24                                 2,284,350
USD            1,000,000       Bulgaria FLIRB Series B,
                                   Variable Rate, Step up, 2.75%, due 7/28/12                          617,500
                                                                                               ----------------
                                                                                                     4,002,450
                                                                                               ----------------

                               Canada -- 5.5%
CAD            3,750,000       Government of Canada, 10.25%, due 3/15/14                             3,749,460
CAD            8,000,000       Government of Canada Real Return, 4.25%, due 12/01/21                 6,350,565
CAD            5,000,000       Government of Canada Real Return, 4.25%, due 12/01/26                 3,743,356
CAD            5,000,000       Province of Quebec, 7.50%, due 12/01/03                               3,892,690
                                                                                               ----------------
                                                                                                    17,736,071
                                                                                               ----------------

                               Cayman Islands -- 1.0%
CAD            4,000,000       Government of Canada (Cayman), 7.25%, due 6/01/08                     3,073,821
                                                                                               ----------------

                               Denmark -- 4.1%
DKK           85,300,000       Kingdom of Denmark Bullet, 7.00%, due 11/15/07                       13,083,830
                                                                                               ----------------

                               Ecuador -- 0.1%
USD              523,723       Republic of Ecuador PDI (Registered), PIK, Variable Rate, 6
                                   mo. LIBOR + .81%, 6.69%, due 2/27/15                                368,243
                                                                                               ----------------

               See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments - Continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               France -- 11.2%
FRF           21,000,000       Auxiliare Credit Foncier, 10.00%, due 4/20/01                         4,021,350
FRF           30,000,000       Auxiliare Credit Foncier, 6.25%, due 3/28/03                          5,146,319
SEK           30,000,000       Credit Foncier, 6.50%, due 2/22/99                                    3,868,934
ECU           11,000,000       Government of France, 8.25%, due 4/25/22                             14,316,230
ECU            7,000,000       Societe Nationale des Chemins de Fer, 9.38%, due 3/12/01              8,655,385
                                                                                               ----------------
                                                                                                    36,008,218
                                                                                               ----------------

                               Germany -- 3.1%
DEM            1,350,000       Bundesobligation, 6.50%, due 3/15/00                                    790,412
DEM            2,200,000       Bundesrepublic Deutschland, 6.00%, due 9/15/03                        1,278,302
DEM            1,000,000       Bundesrepublic Deutschland, 6.00%, due 6/20/16                          541,884
ESP          320,000,000       Deutsche Ausgleichsbank, 8.60%, due 5/22/03                           2,353,220
GBP            2,000,000       KFW International Finance, 10.63%, due 9/03/01                        3,579,313
DEM            2,450,000       Treuhandanstalt, 6.25%, due 3/04/04                                   1,435,132
                                                                                               ----------------
                                                                                                     9,978,263
                                                                                               ----------------

                               Greece -- 1.1%
GRD        1,000,000,000       Hellenic Republic,
                                   Variable Rate, 12 mo. GTB + 1.50%, 14.20%, due 9/30/03            3,599,308
                                                                                               ----------------

                               Italy -- 0.7%
ITL        1,550,000,000       BTPS, 8.50%, due 8/01/04                                                967,658
ITL        1,700,000,000       BTPS, 9.00%, due 11/01/23                                             1,152,061
                                                                                               ----------------
                                                                                                     2,119,719
                                                                                               ----------------

                               Japan -- 6.5%
GBP            2,300,000       Export Import Bank of Japan, 10.75%, due 5/15/01                      4,105,019
USD              800,000       Japan Development Bank, 6.88%, due 12/16/99                             811,600
GBP            3,000,000       Japan Finance Corp Municipal Enterprises, 9.13%, due 2/16/05          5,298,421
GBP            6,000,000       Kobe City, 9.50%, due 10/20/04                                       10,781,726
                                                                                               ----------------
                                                                                                    20,996,766
                                                                                               ----------------

                               Jordan -- 0.2%
USD            1,000,000       Hashemite Kingdom of Jordan Par Bond,
                                   Variable Rate, Step up, 4.00%, due 12/23/23 144A                    690,000
                                                                                               ----------------

                               Mexico -- 1.9%
FRF           44,500,000       Mexico Par Bond, 6.63%, due 12/31/19                                  6,263,602
                                                                                               ----------------

                               New Zealand -- 1.6%
NZD            8,200,000       New Zealand Index Linked Bond, 4.50%, due 2/15/16                     5,008,566
                                                                                               ----------------



2               See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments - Continued
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Norway -- 0.6%
SEK           13,700,000       A/S Eksportfinans, 7.50%, due 8/16/01                                 1,838,707
                                                                                               ----------------

                               Supra National -- 7.7%
JPY          440,000,000       Asian Development Bank, 5.00%, due 2/05/03                            4,292,460
CAD              700,000       European Investment Bank, 8.50%, due 8/30/05                            577,746
ESP          821,900,000       European Investment Bank, 10.35%, due 12/20/05                        6,706,354
GBP            1,755,000       European Investment Bank, 8.75%, due 8/25/17                          3,251,851
JPY          200,000,000       International Bank Recon and Development, 6.75%, due 6/18/01          2,001,829
GBP            3,000,000       International Bank Recon and Development, 11.50%, due 11/09/03        5,872,538
SEK           15,000,000       International Finance Corp, 10.63%, due 9/20/99                       2,102,598
                                                                                               ----------------
                                                                                                    24,805,376
                                                                                               ----------------

                               Sweden -- 4.0%
SEK            4,000,000       AB Spintab, 8.50%, due 12/19/01                                         552,490
SEK           35,000,000       Government of Sweden Index Linked Bond, 4.00%, due 12/01/20           4,496,816
SEK           61,400,000       Kingdom of Sweden, 6.00%, due 2/09/05                                 7,640,785
                                                                                               ----------------
                                                                                                    12,690,091
                                                                                               ----------------

                               United States -- 22.5%

                               Asset Backed Securities -- 19.0%
USD            4,590,245       AFC Home Equity Loan Trust Series 97-1 Class A,
                                   Variable Rate, 1 mo. LIBOR + .22%, 5.87%, due 3/25/27             4,587,376
USD            3,000,000       Augusta Funding VI Series 96-A3, 144A, 7.38%, due 4/15/13             3,034,350
USD                   87       Banc One Student Loan Trust 94-A Class A2,
                                   Variable Rate, 1 mo. LIBOR + .30%, 5.95%, due 10/25/16                   87
USD            5,000,000       Big Flower Receivables Master Trust 96-2 Class A,
                                   Variable Rate, LIBOR + .25% 144A, 5.65%, due 4/25/03              5,000,000
USD            3,833,887       CS First Boston Mortgage Securities Corp., Series 96-1 Class
                               A1, Variable Rate, 3 mo. LIBOR + .23%, 5.98%, due 7/28/29
USD            4,000,000       First Chicago Master Trust II 95-0,                                   3,836,187
                                   Variable Rate, 1 mo. LIBOR + .23%, 5.88%, due 2/15/04             4,015,000
USD            1,950,000       Keycorp Student Loan Trust 94-B Certificates,
                                   Variable Rate, 1 mo. LIBOR + .73%, 6.42%, due 11/25/21            1,950,000
USD            9,000,000       National Premier Finance 95-2, 6.21%, due 6/01/99 144A                8,937,000
USD            6,500,000       National Premier Finance IX 96-1A, 7.20%, due 7/01/00                 6,597,500
USD            8,000,000       Navistar Financial Dealer Note Master Trust 95-1 Class A,
                                   Variable Rate, 1 mo. LIBOR + .30%, 5.94%, due 8/25/07             8,046,250

               See accompanying notes to the financial statements.            3

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Asset Backed Securities -- continued
USD            1,253,676       New York City Tax Lien Series 96-1 Class B, 6.91%, due
                                   5/25/05 144A                                                      1,263,078
USD            5,000,000       Rhino CBO Series 97-1 Class A-2, 6.33%, due 9/15/09 144A              5,024,950
USD            5,000,000       Student Loan Marketing Association Series 96-4 Class A2,
                                   Variable Rate, 3 mo. LIBOR +.64%, 5.95%, due 7/25/09              5,016,406
USD            3,465,000       TMS Auto Grantor Trust Series 96-1 Class CTFS, 7.10%, due
                                   12/20/02                                                          3,560,288
                                                                                               ----------------
                                                                                                    60,868,472
                                                                                               ----------------

                               Structured Notes -- 0.7%
USD            2,000,000       Bankers Trust Medium Term Note, 17.10%, due 10/14/97/(a)/             2,188,800
                                                                                               ----------------

                               U.S. Government Agency -- 2.8%
USD            1,650,000       Agency for International Development Floater (Support of
                                   Belize), Variable Rate, 6 mo. U.S. Treasury Bill +
                                   .50%, 5.83%, due 1/01/14                                          1,645,875
USD            2,416,667       Agency for International Development Floater (Support of
                                   Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x
                                   115%, 5.09%, due 1/01/12                                          2,416,667
USD            5,000,000       Agency for International Development Floater (Support of India),
                                   Variable Rate, 3 mo. LIBOR + .10%, 5.47%, due 2/01/27             5,017,188
                                                                                               ----------------
                                                                                                     9,079,730
                                                                                               ----------------

                               Total United States                                                  72,137,002
                                                                                               ----------------

                               Venezuela -- 0.6%
USD            2,000,000       Republic of Venezuela Discount Bond Series A,
                                   Variable Rate, 6 mo. LIBOR + .81%, 6.81%, due 3/31/20             1,807,500
                                                                                               ----------------

                               TOTAL DEBT OBLIGATIONS (COST $255,159,698)                          256,919,231
                                                                                               ----------------

                               LOAN PARTICIPATIONS -- 1.1%

                               Russia -- 1.1%
ECU            1,000,000       Russia Vnesheconombank Loan Agreement (Participation with
                                   Bank of America)*                                                 1,129,165
FRF           14,991,267       Russia Vnesheconombank Loan Agreement (Participation with
                                   Banque Paribas, Chase Manhattan, Bank of America,
                                   Lehman Brothers and J.P. Morgan)*                                 2,554,979
                                                                                               ----------------
                                                                                                     3,684,144
                                                                                               ----------------

                               TOTAL LOAN PARTICIPATIONS
                               (COST $1,101,243)                                                     3,684,144
                                                                                               ----------------



4               See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



              Shares           Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------

                               PREFERRED STOCKS -- 3.1%

                               United States -- 3.1%
                  10,000       Bear Stearns Managed Income Securities Plus Fund                      9,899,700
                                                                                               ----------------

                               TOTAL PREFERRED STOCKS  (COST  $9,778,893)                            9,899,700
                                                                                               ----------------
         Principal Amount
--------------------------------

                               CALL OPTIONS PURCHASED -- 6.1%
                               Cross Currency Options -- 4.3%
DEM          477,100,000       DEM Call/BEF Put, Expires 10/08/97, Strike 20.50                      1,987,694
ECU          143,200,000       ECU Call/DEM Put, Expires 1/21/98, Strike 1.9450                      1,611,099
ECU          176,200,000       ECU Call/DEM Put, Expires 10/30/97, Strike 1.918                      4,272,684
ECU          218,500,000       ECU Call/DEM Put, Expires 12/15/97 Knock Out 1.9225, Strike
                               1.91                                                                  5,799,621
                                                                                               ----------------
                                                                                                    13,671,098
                                                                                               ----------------

                               Options on Bonds -- 0.4%
USD            8,500,000       Brazil Discount Bond, Expires 11/07/97, Strike 80.00                    494,743
SEK          340,000,000       Sweden Government Bond, Expires 10/24/97, Strike 95.484                 897,311
                                                                                               ----------------
                                                                                                     1,392,054
                                                                                               ----------------

                               Options on Currency -- 1.4%
USD           89,100,000       British Pound, Expires 11/06/97, Strike 1.6325                        1,969,110
USD           25,000,000       German Mark, Expires 2/09/98, Strike 1.61                             2,442,500
                                                                                               ----------------
                                                                                                     4,411,610
                                                                                               ----------------
                               TOTAL CALL OPTIONS PURCHASED
                               (COST  $15,985,452)                                                  19,474,762
                                                                                               ----------------

                               PUT OPTIONS PURCHASED -- 2.1%

                               Cross Currency Options -- 2.1%
DEM          112,000,000       DEM Put/ITL Call, Expires 1/21/98, Strike 950                            31,108
DEM          237,600,000       DEM Put/ITL Call, Expires 9/18/97 Knock Out 1050, Strike
                               1030                                                                  6,638,862
USD            3,700,000       TRL Put/USD, DEM Basket Call, Expires 12/15/97, Strike 400               44,400



               See accompanying notes to the financial statements.             5

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)




         Principal Amount      Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------

                               Cross Currency Options -- continued
USD            1,448,524       TRL Put/USD, DEM Basket Call, Expires 12/15/97, Strike 425                6,475
                                                                                               ----------------
                                                                                                     6,720,845
                                                                                               ----------------
                               Options on Currency -- 0.0%
USD           10,000,000       Czech Koruna, Expires 10/02/97, Strike 29.56                                 --
USD           25,000,000       Czech Koruna, Expires 10/02/97, Strike 29.69                                 --
USD           25,000,000       German Mark, Expires 2/09/98, Strike 1.61                                70,000
                                                                                               ----------------
                                                                                                        70,000
                                                                                               ----------------
                               TOTAL PUT OPTIONS PURCHASED
                               (COST $5,015,726)                                                     6,790,845
                                                                                               ----------------

           Par Value/
             Shares
------------------------------
                               RIGHTS AND WARRANTS -- 0.0%

                               Mexico -- 0.0%
               9,849,000       United Mexican States Warrants, Expires 6/30/03 **                           --
                                                                                               ----------------

                               Venezuela -- 0.0%
                  19,280       Republic of Venezuela Recovery Warrants, Expires 04/15/20 **                 --
                                                                                               ----------------

                               TOTAL RIGHTS AND WARRANTS (COST $0)                                          --
                                                                                               ----------------

                               SHORT-TERM INVESTMENTS -- 3.9%

                               Cash Equivalents -- 1.9%
USD              451,240       BankBoston Eurodollar Time Deposit, 5.7875% due 9/2/97/(b)/             451,240
USD              124,065       First Union National Bank of North Carolina Eurodollar Time
                               Deposit, 5.5625% due 9/2/97/(b)/                                        124,065
USD              372,195       Harris Bank and Trust Eurodollar Time Deposit, 5.625% due
                               9/2/97/(b)/                                                             372,195
               4,000,000       Janus Money Market Fund Institutional Shares/(b)/                     4,000,000
USD            1,000,000       Prudential Securities Group Inc Master Note, 5.8875% due
                               9/2/97/(b)/                                                           1,000,000
                                                                                               ----------------
                                                                                                     5,947,500
                                                                                               ----------------


6              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


             Par Value         Description                                                        Value ($)
-------------------------------------------------------------------------------------------------------------------
                               Repurchase Agreement -- 0.2%
USD              697,556       Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                               9/2/97, with a maturity value of $697,948 and an effective yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate
                               market value of $713,541.                                               697,556
                                                                                               ----------------

                               U.S. Government -- 1.8%
USD            6,000,000       U.S. Treasury Bill, 5.33% due 1/15/98/(c)/                            5,890,128
                                                                                               ----------------

                               TOTAL SHORT-TERM INVESTMENTS
                               (COST $12,525,133)                                                   12,535,184
                                                                                               ----------------

                               TOTAL INVESTMENTS -- 96.3%
                               (COST $299,566,145)                                                 309,303,866

                               Other Assets and Liabilities (net) -- 3.7%                           11,853,085
                                                                                               ----------------

                               TOTAL NET ASSETS -- 100%                                        $   321,156,951
                                                                                               ================

                               Notes to the Schedule of Investments:

                               FLIRB -- Front Loaded Interest Reduction Bond

                               GTB -- Greek Treasury Bill

                               PDI -- Past Due Interest

                               PIK -- Payment In Kind

                               Knock Out -- Option will expire if underlying
                                   security reaches Knock Out price.

                               144A -- Securities exempt from registration under
                                   Rule 144A of the Securities Act of 1933.
                                   These securities may be resold in
                                   transactions exempt from registration,
                                   normally to qualified institutional buyers.




               See accompanying notes to the financial statements.             7

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)





--------------------------------------------------------------------------------

            Notes to the Schedule of Investments -- continued
            Variable and step up rates -- The rates shown on variable and step up rate notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

            Currency Abbreviations
            AUD - Australian Dollar               GBP - British Pound
            BEF - Belgian Franc                   ITL - Italian Lira
            CAD - Canadian Dollar                 JPY - Japanese Yen
            CHF - Swiss Franc                     NLG - Netherlands Guilder
            DEM - German Mark                     NZD - New Zealand Dollar
            DKK - Danish Krone                    SEK - Swedish Krona
            ECU - European Currency Unit          THB - Thailand Baht
            ESP - Spanish Peseta                  TRL - Turkish Lira
            FRF - French Franc                    USD - United States Dollar

        /(a)/ Principal is linked to the value of the Brazilian Capitalization
              Bond and the Brazilian IDU Bond. Restricted as to public resale. At the date of acquisition, this security was valued at cost. There were no outstanding unrestricted securities of the same class as those held.

        /(b)/ Represents investments of security lending collateral (Note 1).

        /(c)/ All or a portion of this security is held as collateral for open futures contracts.

         *    Non-performing. Borrower not currently paying interest.

         **   Non-income producing security.




8              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $299,566,145) (Note 1)                             $ 309,303,866
   Foreign currency, at value (cost $1,868,949) (Note 1)                              1,885,124
   Receivable for investments sold                                                    2,007,441
   Interest receivable                                                                7,459,953
   Receivable for variation margin on open futures contracts (Notes 1 and 6)            754,202
   Receivable for open forward foreign currency contracts (Notes 1 and 6)            20,769,423
   Receivable for expenses waived or borne by Manager (Note 2)                           93,865
   Miscellaneous receivable                                                               1,598
                                                                                  -------------
       Total assets                                                                 342,275,472
                                                                                  -------------
Liabilities:
   Payable for investments purchased                                                    138,777
   Payable upon return of securities loaned (Note 1)                                  5,947,500
   Written options outstanding, at value (premiums $2,526,387) (Notes 1 and 6)        2,448,364
   Payable for Fund shares repurchased                                                    1,084
   Payable to affiliate for (Note 2):
      Management fee                                                                    134,846
      Shareholder service fee                                                            40,690
   Accrued expenses                                                                      70,993
   Payable for open forward foreign currency exchange contracts (Notes 1 and 6)      11,794,895
   Payable for open swap contracts (Note 1 and 6)                                       528,972
   Miscellaneous payable                                                                 12,400
                                                                                  -------------
       Total liabilities                                                             21,118,521
                                                                                  -------------
Net assets                                                                        $ 321,156,951
                                                                                  =============
Net assets consist of:
   Paid-in-capital                                                                $ 271,609,205
   Accumulated undistributed net investment income                                    1,909,542
   Accumulated undistributed net realized gain                                       29,543,527
   Net unrealized appreciation                                                       18,094,677
                                                                                  -------------
                                                                                  $ 321,156,951
                                                                                  =============
Net assets attributable to:
   Class I shares                                                                 $   1,307,175
                                                                                  =============
   Class III shares                                                               $ 319,849,776
                                                                                  =============
Shares outstanding:
   Class I                                                                              109,508
                                                                                  =============
   Class III                                                                         26,768,992
                                                                                  =============
Net asset value per share:
   Class I                                                                        $       11.94
                                                                                  =============
   Class III                                                                      $       11.95
                                                                                  =============



              See accompanying notes to the financial statements.             9

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------

Investment Income:
    Interest (including securities lending income of $9,438)                                      $  14,566,857
    Dividends                                                                                           331,750
                                                                                                  -------------

        Total income                                                                                 14,898,607
                                                                                                  -------------
Expenses:
    Management fee (Note 2)                                                                           1,106,286
    Custodian and transfer agent fees                                                                   144,123
    Audit fees                                                                                           34,906
    Legal fees                                                                                           11,050
    Registration fees                                                                                    10,003
    Trustees fees (Note 2)                                                                                2,967
    Miscellaneous                                                                                         1,983
    Fees waived or borne by Manager (Note 2)                                                           (758,175)
                                                                                                  -------------
                                                                                                        553,143
    Shareholder service fee (Note 2)
        Class I                                                                                           1,697
        Class III                                                                                       331,081
                                                                                                  -------------
        Net expenses                                                                                    885,921
                                                                                                  -------------

            Net investment income                                                                    14,012,686
                                                                                                  -------------

Realized and unrealized gain (loss):
    Net realized gain (loss) on:
        Investments                                                                                   1,006,459
        Closed futures contracts                                                                      5,415,129
        Closed swap contracts                                                                           585,721
        Foreign currency, forward contracts and foreign currency related transactions                33,513,595
                                                                                                  -------------

            Net realized gain                                                                        40,520,904
                                                                                                  -------------
    Change in net unrealized appreciation (depreciation) on:
        Investments                                                                                 (11,551,954)
        Open futures contracts                                                                        1,671,822
        Open swap contracts                                                                            (528,972)
        Written options                                                                                (165,727)
        Foreign currency, forward contracts and foreign currency related transactions               (13,869,424)
                                                                                                  -------------

            Net unrealized loss                                                                     (24,444,255)
                                                                                                  -------------

        Net realized and unrealized gain                                                             16,076,649
                                                                                                  -------------

Net increase in net assets resulting from operations                                              $  30,089,335
                                                                                                  =============

10            See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                     Six Months Ended
                                                                                     August 31, 1997               Year Ended
                                                                                       (Unaudited)             February 28, 1997
                                                                                   ---------------------      ---------------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                                           $      14,012,686           $     24,438,613
    Net realized gain                                                                      40,520,904                 37,539,759
    Change in net unrealized appreciation (depreciation)                                  (24,444,255)                19,999,551
                                                                                    -----------------           ----------------
    Net increase in net assets resulting from operations                                   30,089,335                 81,977,923
                                                                                    -----------------           ----------------
Distributions to shareholders from:
    Net investment income
         Class I                                                                              (11,527)                        --
         Class III                                                                         (4,396,337)               (20,376,190)
                                                                                    -----------------           ----------------
         Total distributions from net investment income                                    (4,407,864)               (20,376,190)
                                                                                    -----------------           ----------------
    Net realized gains
         Class I                                                                              (85,437)                        --
         Class III                                                                        (32,584,613)               (15,129,774)
                                                                                    -----------------           ----------------
         Total distributions from net realized gains                                      (32,670,050)               (15,129,774)
                                                                                    -----------------           ----------------

                                                                                          (37,077,914)               (50,212,717)
                                                                                    -----------------           ----------------
    Net share transactions: (Note 5)
         Class I                                                                              162,204                  1,123,429
         Class III                                                                       (142,157,896)               201,090,729
                                                                                    -----------------           ----------------
    Increase (decrease) in net assets resulting from net share transactions              (141,995,692)               202,214,158
                                                                                    -----------------           ----------------

        Total increase (decrease) in net assets                                          (148,984,271)               233,979,364

Net assets:
    Beginning of period                                                                   470,141,222                236,161,858
                                                                                    -----------------           ----------------
    End of period (including accumulated undistributed net investment income and distributions in excess of net investment income of
        $1,909,542 and ($7,695,280), respectively)                                  $     321,156,951           $    470,141,222
                                                                                    =================           ================


             See accompanying notes to the financial statements.             11

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
-------------------------------------------------------------------------------


                                                             Six Months Ended     Period from January 2, 1997
                                                              August 31, 1997    (commencement of operations)
                                                                (Unaudited)          to February 28, 1997
                                                             ------------------  ------------------------------
Net asset value, beginning of period                              $ 12.16                   $ 11.75
                                                                  -------                   -------

Income from investment operations:
    Net investment income                                            0.37+                     0.11
    Net realized and unrealized gain                                 0.41                      0.30
                                                                  -------                   -------

       Total from investment operations                              0.78                      0.41
                                                                  -------                   -------

Less distributions to shareholders:
    From net investment income                                      (0.12)                       --
    From net realized gains                                         (0.88)                       --
                                                                  -------                   -------

       Total distributions                                          (1.00)                       --
                                                                  -------                   -------
Net asset value, end of period                                    $ 11.94                   $ 12.16
                                                                  =======                   =======

Total Return/(a)/                                                    6.69%                     3.49%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                             $ 1,307                   $ 1,162
    Net expenses to average daily net assets                         0.53%*                    0.53%*
    Net investment income to average daily net assets                6.15%*                    5.91%*
    Portfolio turnover rate                                            57%                       90%
    Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share amounts:      $  0.02                   $  0.01

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


12             See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------



                                                        Six Months Ended       Year Ended February 28/29,
                                                         August 31, 1997   ------------------------------------
                                                           (Unaudited)        1997         1996        1995*
                                                           ------------    ----------   ----------   ----------
Net asset value, beginning of period                        $   12.16      $   10.92    $    9.99    $   10.00
                                                            ----------     ----------   ----------   ----------


Income from investment operations:
    Net investment income                                        0.39+          0.66         1.05         0.24
    Net realized and unrealized gain (loss)                      0.40           2.07         1.62        (0.09)
                                                            ----------     ----------   ----------   ----------
       Total from investment operations                          0.79           2.73         2.67         0.15
                                                            ----------     ----------   ----------   ----------
Less distributions to shareholders:
    From net investment income                                  (0.12)         (0.60)       (1.04)       (0.16)
    From net realized gains                                     (0.88)         (0.45)       (0.42)          --
    In excess of net realized gains                                --          (0.44)       (0.28)          --
                                                            ----------     ----------   ----------   ----------

       Total distributions                                      (1.00)         (1.49)       (1.74)       (0.16)
                                                            ----------     ----------   ----------   ----------
Net asset value, end of period                              $   11.95      $   12.16    $   10.92    $    9.99
                                                            ==========     ==========   ==========   ==========

Total Return /(a)/                                               6.78%         25.57%       27.36%        1.49%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                       $ 319,850      $ 468,979    $ 236,162    $ 238,664
    Net expenses to average daily net assets                     0.40%**        0.40%        0.40%        0.40%**
    Net investment income to average daily net assets            6.33%**        6.86%        8.54%        8.46%**
    Portfolio turnover rate                                        57%            90%          85%          64%
    Fees and expenses voluntarily waived or borne by
       the Manager consisted of the following per
       share amounts:                                       $    0.02      $    0.03    $    0.03    $    0.01



* Period from September 30, 1994 (commencement of operations) to February 28, 1995.
**  Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


             See accompanying notes to the financial statements.             13

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
-------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units, while generally attempting to hedge substantially all of its foreign currency risk. The Fund generally seeks to provide a total return greater than that provided by the international fixed income securities market.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Options
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1997.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund entered into interest rate swap agreements which involve the exchange by the Fund with another party of their respective

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

     commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1997.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $5,886,912, collateralized by cash in the amount of $5,947,500, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. Effective June 1, 1996, the Manager will reduce such premium only when any portion of a purchase is offset by a corresponding redemption occurring on the same day. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $39,494 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .40%; thus the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $2,967. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                    Purchases              Proceeds
                                                               -------------------    ------------------
     U.S. Government securities                             $         17,855,370   $         34,411,524
     Investments (non-U.S. Government securities)                    192,726,800            297,085,135

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                  Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost            Appreciation            Depreciation           Appreciation
      -----------------------  -----------------------  ----------------------  --------------------
          $ 299,566,145             $ 19,621,481             $ 9,883,760            $ 9,737,721

4.   Principal shareholders

     At August 31, 1997, 34% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.  Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                  Period from January 2, 1997
                                                 Six Months Ended               (commencement of operations) to
                                                  August 31, 1997                      February 28, 1997
                                          --------------------------------    ------------------------------------
     Class I:                                Shares            Amount              Shares               Amount
                                          -------------     --------------    ----------------     ---------------
     Shares sold                              5,519      $      65,240            95,601       $     1,123,429
     Shares issued to shareholders in
      reinvestment of distributions           8,388             96,964              --                   --
     Shares repurchased                        --                --                 --                   --
                                          -------------     --------------    ----------------     ---------------
     Net increase                            13,907      $     162,204            95,601       $     1,123,429
                                          =============     ==============    ================     ===============
                                                 Six Months Ended                         Year Ended
                                                  August 31, 1997                      February 28, 1997
                                          --------------------------------    ------------------------------------
     Class III:                                Shares            Amount            Shares               Amount
                                          -------------     --------------    ----------------     ---------------
     Shares sold                             4,171,473   $     51,255,549        20,865,195    $    251,713,393
     Shares issued to shareholders in
      reinvestment of distributions          3,069,510         35,514,234         3,723,568          43,606,382
     Shares repurchased                    (19,030,568)      (228,927,679)       (7,658,494)        (94,229,046)
                                          --------------    ---------------    ---------------     ---------------
     Net increase (decrease)               (11,789,585)  $   (142,157,896)       16,930,269    $    201,090,729
                                          ==============    ===============    ===============     ===============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

6.   Financial instruments

        A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Forward currency contracts

  Settlement                                                                             Appreciation
     Date           Deliver/Receive       Units of Currency             Value           (Depreciation)
---------------    ------------------    ---------------------     ---------------    -------------------
     Buys

   09/26/97               CAD                      54,600,000    $     39,389,200    $          (56,332)
   09/05/97               DEM                     325,900,000         181,121,363            (1,458,419)
   09/19/97               DEM                      69,800,000          38,828,730            (1,860,991)
   09/22/97               DEM                     270,300,000         150,394,598            (5,623,305)
   10/17/97               GBP                      45,500,000          73,637,622                660,054
   09/22/97               ITL                  50,240,819,250          28,511,560               (62,822)
   10/09/97               JPY                   4,850,000,000          40,559,119            (1,942,622)
                                                                                      -------------------
                                                                                     $      (10,344,437)
                                                                                      ===================
    Sales

   11/28/97               AUD                      12,900,000    $      9,495,998    $           155,782
   09/26/97               CAD                      97,000,000          67,812,909                498,625
   09/02/97               CHF                       1,905,856           1,284,806                (4,677)
   09/02/97               DEM                          69,407              35,566                   (57)
   09/05/97               DEM                     416,000,000         231,195,112              6,012,064
   09/22/97               DEM                      51,000,000          28,376,339                158,043
   10/17/97               GBP                      59,800,000          96,780,874              1,795,807
   09/22/97               ITL                 269,404,004,000         152,886,211              3,130,678
   10/09/97               JPY                   6,190,000,000          51,765,144              1,556,024
   09/19/97               NLG                      78,551,524          38,813,780              1,875,942
   09/23/97               NZD                      12,700,000           8,105,670                445,490
   03/23/98               THB                     280,000,000           7,649,577              2,055,796
   06/22/98               THB                     140,000,000           3,784,807                985,210
                                                                                      -------------------
                                                                                     $        18,664,727
                                                                                      ===================

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

     Forward cross currency contracts

                                                                                       Net Unrealized
 Settlement                                                                             Appreciation
    Date          Deliver/Units of Currency      Receive/In Exchange For               (Depreciation)
--------------    --------------------------    ---------------------------        -----------------------
  10/10/97          BEF         619,384,800       DEM           30,000,000     $                    3,907
  11/13/97          CHF          15,783,134       DEM           19,200,000                       (13,138)
  09/02/97          DEM             232,681       DKK              896,164                             22
  09/19/97          DEM          95,100,000       NLG          107,037,911                       (13,316)
  09/22/97          DEM          39,700,000       ITL       39,358,339,000                        246,743
  10/10/97          DEM         196,200,000       BEF        4,052,671,420                         25,567
  10/23/97          DEM          56,500,000       ESP        4,788,385,350                          6,679
  10/27/97          DEM         157,500,940       ECU           80,100,000                      (153,710)
  11/07/97          DEM         102,600,000       FRF          345,516,608                       (39,012)
  11/13/97          DEM           7,700,000       CHF            6,316,079                        (3,990)
  11/14/97          DEM          52,300,000       DKK          199,232,690                        (7,114)
  11/21/97          DEM          20,000,000       SEK           87,455,370                            963
  11/14/97          DKK         274,521,280       DEM           72,000,000                       (25,818)
  10/23/97          ESP       5,407,205,000       DEM           63,800,000                        (8,486)
  11/07/97          FRF         504,208,185       DEM          149,500,000                       (67,499)
  09/22/97          ITL      35,045,200,000       DEM           35,000,000                      (414,117)
  09/19/97          NLG          78,767,500       DEM           70,000,000                         19,489
  09/02/97          SEK           1,315,591       DEM              302,088                            259
  11/21/97          SEK         248,223,528       DEM           56,700,000                       (39,470)
  10/27/97          ECU         341,800,000       DEM          672,943,920                      1,136,279
                                                                                   -----------------------
                                                                               $                  654,238
                                                                                   =======================

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

Futures contracts

                                                                                              Net Unrealized
    Number of                                                              Contract Value      Appreciation
    Contracts                  Type                     Expiration Date                       (Depreciation)
   -------------  ---------------------------------    ------------------  ---------------   -----------------
       Buys

       145        Australian Government Bond 3 yr       September 1997   $     12,824,014 $           263,601
        69        Australian Government Bond 10 yr      September 1997          7,252,420             336,925
       159        German Government Bond                 December 1997         22,366,739            (40,938)
       107        Italian Government Bond 10 yr          December 1997         13,128,456              12,682
        11        Japanese Government Bond               December 1997         11,614,998             (8,053)
       109        MATIF ECU Bond                        September 1997         11,894,884             270,186
       215        U.K. Gilt                             September 1997         20,608,190              58,355
        60        U.K. Gilt                              December 1997          5,550,434            (10,339)
                                                                                             =================
                                                                                          $           882,419
                                                                                             =================
      Sales

       120        Euro Dollar                           September 1997   $     28,279,500 $            12,600
        5         Canadian Government Bond              September 1997            430,358                 955
       107        MATIF FRF Bond                        September 1997         11,917,366           (100,526)
       280        Spanish Government Bond 10 yr         September 1997         22,648,290           (555,210)
       177        Swiss Government Bond                 September 1997         14,848,699            (21,180)
       130        Swiss Government Bond                  December 1997         10,322,610              14,728
       118        U.S. Treasury Bond                     December 1997         13,304,500            (48,948)
        29        U.S. Treasury Note 10 yr              September 1997          3,161,906                9751
        16        U.S. Treasury Note 10 yr               December 1997          1,739,000                 318
        60        U.S. Treasury Bill 90 day             September 1997         14,239,500            (48,450)
                                                                                             =================
                                                                                          $         (735,962)
                                                                                             =================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
-------------------------------------------------------------------------------

     Written option transactions
                                         Puts                                 Calls
                             Principal
                             Amount of                          Principal Amount
                             Contracts                            of Contracts
                           (000's omitted)       Premiums        (000's omitted)       Premiums
                          -----------------   ---------------   ------------------  ---------------
Outstanding, beginning
of period               $          25,000   $     1,243,750   $            25,000 $      1,065,000
Options written                    18,000            90,000                12,727          217,637
Options exercised                 (18,000)          (90,000)                   --               --
                          -----------------   ---------------   ------------------  ---------------
Outstanding, end
         of period      $          25,000   $     1,243,750   $            37,727 $      1,282,637
                          =================   ===============   ==================  ===============
     Summary of written options outstanding

                               Principal
                               Amount of
                               Contracts                             Expiration
                             (000's omitted)      Premiums              Date             Value
                            -----------------   --------------    -----------------  --------------
     Calls
     Japanese Yen           $         25,000       117 JPY            2/09/98      $       812,500
     Thai Baht                        12,727       33 THB             10/16/97             818,364

     Puts
     Japanese Yen                     25,000       117 JPY            2/09/98              817,500
                                                                                     --------------
                                                                                   $     2,448,364
                                                                                     ==============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements
                                                                                             Net Unrealized
                            Expiration                                                       Appreciation
        Notional Amount        Date                         Description                      (Depreciation)
     ---------------------- ------------  -------------------------------------------------  --------------
     TRL 494,875,000,000      5/14/99     Agreement with Bank of America dated 5/29/97 to       $(579,266)
                                          receive the notional amount multiplied by the
                                          change in market value (including accrued
                                          interest) of Turkey Index Linked Bond and to
                                          pay the notional amount multiplied by 3 month
                                          LIBOR adjusted by a specified spread.

     TRL 203,500,000,000      6/04/99     Agreement with Bank of America dated 6/23/97 to           50,294
                                          receive the notional amount multiplied by the
                                          change in market value (including accrued
                                          interest) of Turkey Index Linked Bond and to
                                          pay the notional amount multiplied by 3 month
                                          LIBOR adjusted by a specified spread.

                                                                                             --------------
                                                               Net unrealized depreciation      $(528,972)
                                                                                             ==============

See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Global Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Par Value    Description                                    Value($)
--------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 89.1%

                     Brazil -- 0.9%
USD       851,029    Brazil Capitalization Bond, PIK, 8.00%, due
                        4/15/14                                         693,588
                                                                   ------------
                     Bulgaria -- 0.6%
USD     2,000,000    Bulgaria Discount Bond, Series B Strips,
                        Basket 2, due 7/28/24                           220,120
USD       500,000    Bulgaria FLIRB Series B, Variable Rate,
                        Step up, 2.75%, due 7/28/12                     308,750
                                                                   ------------
                                                                        528,870
                                                                   ------------

                     Canada -- 2.0%
CAD     2,000,000    Government of Canada Real Return, 4.25%,
                        due 12/01/21                                  1,587,641
                                                                   ------------

                     Denmark -- 3.6%
DKK    19,000,000    Kingdom of Denmark Bullet, 7.00%, due
                        11/15/07                                      2,914,335
                                                                   ------------

                     Ecuador -- 0.3%
USD       500,000    Republic of Ecuador Par Bond, Variable Rate,
                        Step up, 3.50%, due 2/28/25                     261,875
                                                                   ------------

                     France -- 8.2%
FRF    23,650,000    Credit Foncier, 6.50%, due 10/13/08              4,023,873
ECU     1,000,000    Government of France, 8.25%, due 4/25/22         1,301,475
ECU     1,000,000    Societe Nationale des Chemins de Fer,
                        9.38%, due 3/12/01                            1,236,484
                                                                   ------------
                                                                      6,561,832
                                                                   ------------

                     Germany -- 0.9%
ESP   100,000,000    Deutsche Ausgleichsbank, 8.60%, due 5/22/03        735,381
                                                                   ------------

                     Greece -- 1.1%
GRD   250,000,000    Hellenic Republic, Variable Rate, 12 mo.
                        GTB + 1.50%, 14.20%, due 9/30/03                899,827
                                                                   ------------

                     Jordan -- 0.4%
USD       500,000    Hashemite Kingdom of Jordan Par Bond, Variable
                        Rate, Step up  144A, 4.00%, due 12/23/23        345,000
                                                                   ------------

                     Mexico -- 0.9%
FRF     5,000,000    Mexico Par Bond, 6.63%, due 12/31/19               703,775
                                                                   ------------

                     New Zealand -- 2.7%
NZD     3,500,000    New Zealand Index Linked Bond, 4.50%, due
                        2/15/16                                       2,137,803
                                                                   ------------

              See accompanying notes to the financial statements.              1

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Par
       Value         Description                                    Value ($)
---------------------------------------------------------------------------------
                     Nigeria -- 0.4%
USD       500,000    Central Bank of Nigeria Par Bond,
                        Variable Rate, Step up, 6.25%, due
                        11/15/20                                      355,000
                                                                 ------------

                     Supra National -- 3.5%
JPY    85,000,000    Asian Development Bank, 5.00%, due 2/05/03       829,225
GBP     1,000,000    International Bank Recon and Development,
                        11.50%, due 11/09/03                        1,957,513
                                                                 ------------
                                                                    2,786,738
                                                                 ------------

                     Sweden -- 6.9%
SEK     5,000,000    Government of Sweden Index Linked Bond,
                        4.00%, due 12/01/20                           642,402
SEK    39,500,000    Kingdom of Sweden, 6.00%, due 2/09/05          4,915,488
                                                                 ------------
                                                                    5,557,890
                                                                 ------------

                     United States -- 56.1%

                     Asset Backed Securities -- 37.6%
USD       918,049    AFC Home Equity Loan Trust Series 97-1
                        Class A, Variable Rate, 1 mo.
                        LIBOR + .22%, 5.87%, due 3/25/27              917,475
USD     5,000,000    Augusta Funding Series 96-F2,
                        Variable Rate, LIBOR + .30%, 6.05%,
                        due 4/15/06, 144A                           5,000,000
USD       320,744    BCI Home Equity Loan 94-1 Class A1,
                        Variable Rate, 1 mo. LIBOR + .24%,
                        5.93%, due 3/29/44                            320,744
USD     3,000,000    Eagle Pier Corp BV,
                        Variable Rate, 6 mo. LIBOR + .25%,
                        6.22%, due 10/03/01                         3,016,500
USD     2,000,000    First Chicago Master Trust II 95-0,
                        Variable Rate, 1 mo. LIBOR + .23%,
                        5.88%, due 2/15/04                          2,007,500
USD     5,000,000    First Union Master Credit Card Trust 96-1
                        Class A, Variable Rate, 1 mo.
                        LIBOR + .17%, 5.82%, due 9/15/03            5,006,251
USD     4,000,000    National Premier Finance 95-2, 6.21%, due
                        6/01/99, 144A                               3,972,000
USD     2,000,000    National Premier Finance IX 96-1A, 7.20%,
                        due 7/01/00                                 2,030,000
USD     5,000,000    Rhino CBO Series 97-1 Class A-2, 6.33%, due
                        9/15/09, 144A                               5,024,951
USD     3,000,000    Starvest CBO-1 Class A,
                        Variable Rate, 6 mo. LIBOR + .19%,
                        6.00%, due 7/30/11, 144A                    2,982,972
                                                                 ------------
                                                                   30,278,393
                                                                 ------------

                     Structured Notes -- 8.7%
USD     2,750,000    Federal Home Loan Bank,
                        Variable Rate, ((.50 * 10YR CMT) +
                        1.25%), 4.55%, due 3/16/98                  2,725,250
USD     5,000,000    Federal Home Loan Bank,
                        Variable Rate, (10.00% - 6 mo. LIBOR),
                        4.19%, due 9/22/03                          4,285,000
                                                                 ------------
                                                                    7,010,250
                                                                 ------------


2               See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


          Par
         Value       Description                                    Value ($)
---------------------------------------------------------------------------------
                     U.S. Government -- 2.6%
USD     1,000,000    U.S. Treasury Note, 6.88%, due 8/31/99(a)      1,016,875
USD     1,000,000    U.S. Treasury Note, 9.25%, due 8/15/98         1,031,250
                                                                -------------
                                                                    2,048,125
                                                                -------------

                     U.S. Government Agency -- 7.2%
USD     4,000,000    Agency for International Development
                        Floater (Support of India),
                        Variable Rate, 3 mo. LIBOR + .10%,
                        5.47%, due 2/01/27                          4,013,750
USD     1,787,000    Ship Co 668, Series A, 8.50%, due 5/11/02      1,787,894
                                                                -------------
                                                                    5,801,644
                                                                -------------

                     Total United States                           45,138,412
                                                                -------------

                     Venezuela -- 0.6%
USD      500,000     Republic of Venezuela Discount Bond Series
                        A, Variable Rate, 6 mo. LIBOR + .81%,
                        6.81%, due 3/31/20                            451,875
                                                                -------------

                     TOTAL DEBT OBLIGATIONS (COST $72,732,392)     71,659,842
                                                                -------------


     Principal Amount
-----------------------
                     CALL OPTIONS PURCHASED -- 4.4%

                     Cross Currency Options -- 3.1%
DEM     79,600,000   DEM Call/BEF Put, Expires 10/08/97, Strike
                     20.50                                            331,630
ECU     32,400,000   ECU Call/DEM Put, Expires 1/21/98, Strike
                     1.9450                                           364,522
ECU     31,200,000   ECU Call/DEM Put, Expires 10/30/97, Strike
                     1.918                                            756,571
ECU     38,800,000   ECU Call/DEM Put, Expires 12/15/97 Knock
                     Out 1.9225, Strike 1.91                        1,029,864
                                                                -------------
                                                                    2,482,587
                                                                -------------

                     Options on Bonds -- 0.4%
USD     2,500,000    Brazil Discount Bond, Expires 11/07/97,
                     Strike 80.00                                     145,513
SEK     60,000,000   Sweden Government Bond, Expires 10/24/97,
                     Strike 95.484                                    158,349
                                                                -------------
                                                                      303,862
                                                                -------------

                     Options on Currency -- 0.9%
USD     15,500,000   British Pound, Expires 11/06/97, Strike
                     1.6325                                           342,550
USD     4,000,000    German Mark, Expires 2/09/98, Strike 1.61        390,800
                                                                -------------
                                                                      733,350
                                                                -------------

                     TOTAL CALL OPTIONS PURCHASED
                     (COST $2,964,118)                              3,519,799
                                                                -------------


              See accompanying notes to the financial statements.              3

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


  Principal Amount   Description                                     Value($)
--------------------------------------------------------------------------------
                     PUT OPTIONS PURCHASED -- 1.3%

                     Cross Currency Options -- 1.3%
DEM     17,400,000   DEM Put/ITL Call, Expires 1/21/98, Strike 950        4,833
DEM     37,500,000   DEM Put/ITL Call, Expires 9/18/97 Knock Out
                     1050, Strike 1030                                1,047,800
USD        700,000   TRL Put/USD, DEM Basket Call, Expires 12/15/97,
                     Strike 400                                           8,400
USD        274,045   TRL Put/USD, DEM Basket Call, Expires 12/15/97,
                     Strike 425                                           1,225
                                                                     ----------
                                                                      1,062,258
                                                                     ----------

                     Options on Currency -- 0.0%
USD      2,000,000   Czech Koruna, Expires 10/02/97, Strike 29.56            --
USD      5,000,000   Czech Koruna, Expires 10/02/97, Strike 29.69            --
USD      4,000,000   German Mark, Expires 2/09/98, Strike 1.61           11,200
                                                                     ----------
                                                                         11,200
                                                                     ----------

                     TOTAL PUT OPTIONS PURCHASED  (COST $834,436)     1,073,458
                                                                     ----------

         Shares
---------------------
                     RIGHTS AND WARRANTS -- 0.0%

                     Mexico -- 0.0%
           870,000   United Mexican States Warrants, Expires 6/30/03*        --
                                                                     ----------

                     TOTAL RIGHTS AND WARRANTS (COST $0)                     --
                                                                     ----------

        Par Value
---------------------
                     SHORT-TERM INVESTMENTS -- 6.0%

                     Cash Equivalents -- 0.3%
USD        248,388   BankBoston Eurodollar Time Deposit, 5.7875%
                     due 9/02/97/(b)/                                   248,388
USD          5,653   First Union National Bank of North Carolina
                     Eurodollar Time Deposit, 5.5625% due 9/02/97/(b)/    5,653
USD         16,959   Harris Bank and Trust Eurodollar Time Deposit,
                     5.625% due 9/02/97/(b)/                             16,959
                                                                     ----------
                                                                        271,000
                                                                     ----------

4             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Par Value     Description                                    Value($)
--------------------------------------------------------------------------------
                     Repurchase Agreements -- 5.7%
USD       548,000    Prudential Securities, Inc. Repurchase
                     Agreement, dated 8/29/97, due 9/02/97, with
                     a maturity value of $548,304 and an
                     effective yield of 4.99%, collateralized by
                     a U.S. Government Agency Obligation with a
                     rate of 6.811%, with a maturity date of
                     3/01/35 and a market value of $558,962.            548,000

USD     4,030,793    Salomon Brothers Repurchase Agreement,
                     dated 8/29/97, due 9/02/97, with a maturity
                     value of $4,033,055 and an effective yield
                     of 5.05%, collateralized by U.S. Treasury
                     Obligations with rates ranging from 5.00%
                     to 6.75%, with maturity dates ranging from
                     2/15/99 to 8/15/26 and with an aggregate
                     market value of $4,123,159.                      4,030,793
                                                                    -----------
                                                                      4,578,793
                                                                    -----------

                     TOTAL SHORT-TERM INVESTMENTS
                     (COST $4,849,793)                                4,849,793
                                                                    -----------

                     TOTAL INVESTMENTS -- 100.8%
                     (Cost $81,380,739)                              81,102,892

                     Other Assets and Liabilities (net) -- (0.8)%      (665,808)
                                                                    -----------

                     TOTAL NET ASSETS-- 100%                        $80,437,084
                                                                    ===========

                     Notes to the Schedule of Investments:

                     GTB - Greek Treasury Bill

                     PIK - Payment In Kind

                     CMT - Constant Maturity Treasury Index

                     Knock Out - Option will expire if underlying
                        security reaches knock out price.

                     144A - Securities exempt from registration
                        under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

              See accompanying notes to the financial statements.              5

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


--------------------------------------------------------------------------------
                     Notes to the Schedule of Investments -- Continued
                     Variable and Step up rates - The rates shown on variable
                        and step up rate notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.


                     Currency Abbreviations
                     AUD - Australian Dollar       GBP - British Pound
                     BEF - Belgian Franc           GRD - Greek Drachma
                     CAD - Canadian Dollar         ITL - Italian Lira
                     CHF - Swiss Franc             JPY - Japanese Yen
                     DEM - German Mark             NLG - Netherlands Guilder
                     DKK - Danish Krone            NZD - New Zealand Dollar
                     ECU - European Currency Unit  SEK - Swedish Krona
                     ESP - Spanish Peseta          THB - Thailand Baht
                     FRF - French Franc            TRL - Turkish Lira
                                                   USD - United States Dollar

              /(a)/ All or a portion of this security is held as collateral for open futures contracts.
              /(b)/ Represents investments of security lending collateral
                    (Note 1).
                  * Non-income producing security.


6             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $81,380,739) (Note 1)                                        $  81,102,892
     Cash                                                                                             4,080
     Foreign currency, at value (cost $392,704) (Note 1)                                            342,254
     Interest receivable                                                                          1,347,041
     Receivable for open forward foreign currency contracts (Notes 1 and 6)                       2,312,207
     Receivable for expenses waived or borne by Manager (Note 2)                                     28,210
                                                                                              -------------

      Total assets                                                                               85,136,684
                                                                                              -------------

Liabilities:
     Payable for investments purchased                                                              335,520
     Payable upon return of securities loaned (Note 1)                                              271,000
     Written options outstanding, at value (premiums $416,037) (Notes 1 and 6)                      436,164
     Payable for open forward foreign currency contracts (Notes 1 and 6)                          3,385,055
     Payable to affiliate for (Note 2):
        Management fee                                                                               22,179
        Shareholder service fee                                                                      10,120
     Accrued expenses                                                                                40,591
     Payable for open swap contracts (Note 1 and 6)                                                 100,076
     Payable for variation margin on open futures contracts (Notes 1 and 6)                          98,895
                                                                                              -------------

      Total liabilities                                                                           4,699,600
                                                                                              -------------

Net assets                                                                                    $  80,437,084
                                                                                              =============

Net assets consist of:
     Paid-in-capital                                                                          $  76,740,939
     Accumulated undistributed net investment income                                              2,722,095
     Accumulated undistributed net realized gain                                                  2,287,272
     Net unrealized depreciation                                                                 (1,313,222)
                                                                                              -------------
                                                                                              $  80,437,084
                                                                                              =============

Net assets attributable to:
     Class I shares                                                                           $   5,909,080
                                                                                              =============
     Class III shares                                                                         $  74,528,004
                                                                                              =============
Shares outstanding:

     Class I                                                                                        565,863
                                                                                              =============
     Class III                                                                                    7,122,992
                                                                                              =============
Net asset value per share:

     Class I                                                                                  $       10.44
                                                                                              =============
     Class III                                                                                $       10.46
                                                                                              =============


               See accompanying notes to the financial statements.             7

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
      Interest                                                      $ 2,463,065
                                                                    -----------

Expenses:
      Management fee (Note 2)                                           138,014
      Custodian and transfer agent fees                                  41,125
      Audit fees                                                         34,872
      Registration fees                                                   6,447
      Legal fees                                                          1,732
      Trustees fees (Note 2)                                                449
      Miscellaneous                                                         849
      Fees waived or borne by Manager (Note 2)                         (148,566)
                                                                    -----------
                                                                         74,922
      Shareholder service fee (Note 2)
       Class I                                                            7,276
       Class III                                                         55,251
                                                                    -----------
       Net expenses                                                     137,449
                                                                    -----------

          Net investment income                                       2,325,616
                                                                    -----------

Realized and unrealized gain (loss):
      Net realized gain (loss) on:
       Investments                                                     (332,790)
       Closed futures contracts                                       1,111,803
       Closed swap contracts                                            110,812
       Foreign currency, forward contracts and foreign currency
        related transactions                                          1,337,321
                                                                    -----------

          Net realized gain                                           2,227,146
                                                                    -----------
      Change in net unrealized appreciation (depreciation) on:
       Investments                                                   (1,056,859)
       Open futures contracts                                           602,897
       Open swap contracts                                             (100,076)
       Written options                                                  (59,127)
       Foreign currency, forward contracts and foreign currency
        related transactions                                           (719,349)
                                                                    -----------

          Net unrealized loss                                        (1,332,514)
                                                                    -----------

       Net realized and unrealized gain                                 894,632
                                                                    -----------

Net increase in net assets resulting from operations                $ 3,220,248
                                                                    ===========

8             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                              August 31, 1997        Year Ended
                                                                (Unaudited)       February 28, 1997
                                                              ----------------    -----------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                     $ 2,325,616          $ 3,974,892
      Net realized gain                                           2,227,146            3,056,295
      Change in net unrealized appreciation (depreciation)       (1,332,514)             364,425
                                                                -----------          -----------
      Net increase in net assets resulting from operations        3,220,248            7,395,612
                                                                -----------          -----------
Distributions to shareholders from:
      Net investment income
       Class I                                                      (58,480)                  --
       Class III                                                   (740,209)          (3,484,400)
                                                                -----------          -----------
       Total distributions from net investment income              (798,689)           3,484,400
                                                                -----------          -----------
      Net realized gains
       Class III                                                         --           (2,181,543)
                                                                -----------          -----------
       Total distributions from net realized gains                       --           (2,181,543)
                                                                -----------          -----------
      In excess of net realized gains
                                                                   (798,689)           5,665,943
                                                                -----------          -----------
      Net share transactions: (Note 5)
       Class I                                                    5,051,786              654,817
       Class III                                                  1,549,429           37,957,406
                                                                -----------          -----------
      Increase in net assets resulting from net share
       transactions                                               6,601,215           38,612,223
                                                                -----------          -----------

      Total increase in net assets                                9,022,774           40,341,892

Net assets:
      Beginning of period                                        71,414,310           31,072,418
                                                                -----------          -----------
      End of period (including accumulated undistributed net
       investment income of $2,722,095 and $1,195,168,
       respectively)                                            $80,437,084          $71,414,310
                                                                ===========          ===========

              See accompanying notes to the financial statements.              9

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                              Six Months Ended      Period from January 6, 1997
                                                              August 31, 1997      (commencement of operations)
                                                                (Unaudited)            to February 28, 1997
                                                              ----------------     ----------------------------
Net asset value, beginning of period                               $10.15                    $10.29
                                                                   -------                   -------

Income from investment operations:
      Net investment income                                          0.29+                     0.09
      Net realized and unrealized gain (loss)                        0.11                     (0.23)
                                                                   -------                   -------

      Total from investment operations                               0.40                     (0.14)
                                                                   -------                   -------

Less distributions to shareholders:
      From net investment income                                    (0.11)                       --
                                                                   -------                   -------

      Total distributions                                           (0.11)                       --
                                                                   -------                   -------
Net asset value, end of period                                     $10.44                    $10.15
                                                                   =======                   =======

Total Return /(a)/                                                   3.94%                    (1.36)%

Ratios/Supplemental Data:
      Net assets, end of period (000's)                            $5,909                    $  646
      Net expenses to average daily net assets                       0.47%*                    0.47%*
      Net investment income to average daily net assets              5.74%*                    6.05%*
      Portfolio turnover rate                                          39%                       72%
      Fees and expenses voluntarily waived or borne by the
           Manager consisted of the following per share
           amounts:                                                $ 0.02                    $ 0.01

*  Annualized.
+  Computed using average shares outstanding throughout the period.
(a)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


10              See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                     Six Months Ended          Year Ended
                                                                     August 31, 1997          February 28/29,
                                                                                           --------------------
                                                                       (Unaudited)           1997       1996 *
                                                                       -----------         --------    --------
Net asset value, beginning of period                                    $ 10.16            $  9.89     $ 10.00
                                                                        --------           --------    --------

Income from investment operations:
      Net investment income                                                0.30               0.61        0.05
      Net realized and unrealized gain (loss)                              0.11               0.59       (0.16)
                                                                        --------           --------    --------

      Total from investment operations                                     0.41               1.20       (0.11)
                                                                        --------           --------    --------

Less distributions to shareholders:
      From net investment income                                          (0.11)             (0.57)         --
      From net realized gains                                                --              (0.36)         --
                                                                        --------           --------    --------

      Total distributions                                                 (0.11)             (0.93)         --
                                                                        --------           --------    --------
Net asset value, end of period                                          $ 10.46            $ 10.16     $  9.89
                                                                        ========           ========    ========

Total Return/(a)/                                                          4.02%             12.01%      (1.10)%

Ratios/Supplemental Data:
      Net assets, end of period (000's)                                 $74,528            $70,768     $31,072
      Net expenses to average daily net assets                             0.34%**            0.34%       0.34%**
      Net investment income to average daily net assets                    5.91%**            6.31%       6.16%**
      Portfolio turnover rate                                                39%                72%          0%
      Fees and expenses voluntarily waived or borne by the Manager
          consisted of the following per share amounts:                 $  0.02            $  0.04     $  0.01

*  Period from December 28, 1995 (commencement of operations) to February 29,
   1996.
** Annualized.
(a)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.             11

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------
1.   Significant accounting policies

     GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units. The Fund generally seeks to provide a total return greater than that provided by the global fixed income securities market.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. As of August 31,1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Foreign currency translation

     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts

     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Forward currency contracts

     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.
     The U.S. dollar value of the currencies

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.


     Options

     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1997.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Indexed securities

     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


     Swap agreements

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund entered into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1997.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending

     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $265,625, collateralized by cash in the amount of $271,000, which was invested in short-term instruments.


     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .15% of the amount invested. Effective June 1, 1996, the Manager will reduce such premium only when any portion of a purchase is offset by a corresponding redemption occurring on the same day. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $16,621 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


     Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .19% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .34%; thus the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $449. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                                    Purchases              Proceeds
                                                               -------------------    ------------------
     U.S. Government securities                                 $    3,967,860         $    4,085,459
     Investments (non-U.S. Government securities)                   31,651,582             22,280,116


     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                               Gross Unrealized       Gross Unrealized        Net Unrealized
          Aggregate Cost         Appreciation           Depreciation           Depreciation
       --------------------- ---------------------  ---------------------  ---------------------
           $ 81,380,739           $ 1,978,554            $ 2,256,401             $ 277,847


4.   Principal shareholders

     At August 31, 1997, 86% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                               Period from January 6, 1997
                                             Six Months Ended                (commencement of operations) to
                                              August 31, 1997                       February 28, 1997
                                      --------------------------------     ------------------------------------
     Class I:                              Shares            Amount             Shares              Amount
                                      --------------    --------------     ----------------    ----------------
     Shares sold                           496,553        $ 4,993,306            63,643         $    654,817
     Shares issued to shareholders
        in reinvestment of distributions     5,667             58,480               -                   -
     Shares repurchased                      -                  -                   -                   -
                                      --------------    --------------     ----------------    ----------------
     Net increase                          502,220        $ 5,051,786            63,643         $    654,817
                                      ==============    ==============     ================    ================


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Share transactions - continued


                                             Six Months Ended                          Year Ended
                                              August 31, 1997                       February 28, 1997
                                      --------------------------------     ------------------------------------
     Class III:                            Shares            Amount             Shares              Amount
                                      --------------    --------------     ----------------    ----------------
     Shares sold                          594,764         $ 6,087,036          4,047,314         $ 40,339,699

     Shares issued to shareholders in
       reinvestment of distributions       45,819             473,766            435,009            4,467,251
     Shares repurchased                  (480,956)         (5,011,373)          (662,011)          (6,849,544)
                                      --------------    --------------     ----------------    ----------------
     Net increase                         159,627         $ 1,549,429          3,820,312         $ 37,957,406
                                      ==============    ==============     ================    ================


6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:


     Forward currency contracts


                                                                                  Net Unrealized
       Settlement                              Units of                            Appreciation
          Date         Deliver/Receive         Currency             Value         (Depreciation)
       -----------     -----------------    ----------------     ------------     ----------------
       Buys
       09/26/97              CAD                  9,700,000  $     6,997,715   $         (26,759)
       09/02/97              DEM                    604,481          335,876                  495
       09/05/97              DEM                106,100,000       58,965,869          (1,809,010)
       10/17/97              GBP                  9,100,000       14,727,524            (124,906)
       10/09/97              JPY              2,000,000,000       16,725,410          (1,114,858)
                                                                                  ----------------
                                                                               $      (3,075,038)
                                                                                  ================

       Sales
       11/28/97              AUD                    900,000  $       662,512   $           10,868
       09/26/97              CAD                 10,800,000        7,791,270               34,917
       09/05/97              DEM                 71,000,000       39,458,781            1,003,165
       10/17/97              GBP                  6,200,000       10,034,137               30,000
       10/09/97              JPY                950,000,000        7,944,570              225,991
       09/23/97              NZD                  3,400,000        2,170,022              144,378
       03/23/98              THB                 60,000,000        1,639,195              440,528
       06/22/98              THB                 30,000,000          811,030              211,117
                                                                                  ----------------
                                                                               $        2,100,964
                                                                                  ================


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Forward cross currency contracts


                                                                                     Net Unrealized
       Settlement                                                                     Appreciation
          Date         Deliver/Units of Currency      Receive/In Exchange For        (Depreciation)
      ------------    ---------------------------   --------------------------      ----------------
       11/07/97           FRF          78,920,129       DEM         23,400,000     $        (10,662)
       11/14/97           DKK          56,048,335       DEM         14,700,000               (5,306)
       10/23/97           ESP         372,888,900       DEM          4,400,000                 (443)
       10/10/97           DEM          17,100,000       BEF        353,261,230                 3,489
       09/02/97           DEM             323,681       DKK            886,164                    22
       09/22/97           ITL      39,178,056,000       DEM         39,500,000             (255,812)
       09/02/97           DEM           4,971,800       SEK         21,735,449                    98
       11/21/97           SEK          45,962,704       DEM         10,500,000               (6,719)
       11/13/97           CHF           3,866,230       DEM          4,700,000               (5,018)
       09/22/97           DEM          16,200,000       ITL     15,977,404,000                53,483
       10/27/97           ECU          31,300,000       DEM         61,703,610               148,456
       09/19/97           DEM           3,500,000       NLG          3,941,197                   420
       10/23/97           DEM          10,000,000       ESP        847,560,450                 1,568
       10/10/97           BEF          30,955,500       DEM          1,500,000                   566
       11/07/97           DEM           4,000,000       FRF         13,484,858                   868
       11/13/97           DEM           2,000,000       CHF          1,640,540               (1,036)
       10/27/97           DEM           8,484,285       ECU          4,300,000              (24,526)
       09/19/97           NLG           9,340,654       DEM          8,300,000                 1,778
                                                                                      --------------
                                                                                   $        (98,774)
                                                                                      ==============


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Futures contracts


                                                                                          Net Unrealized
       Number of                                                            Contract       Appreciation
       Contracts                  Type                 Expiration Date       Value        (Depreciation)
      ------------  ---------------------------------  ----------------   -------------   ----------------
         Buys

          25        Australian Government Bond 3 yr.   September 1997  $     2,157,794  $          54,692
          19        Australian Government Bond 10 yr   September 1997        1,950,999             98,947
          23        Canadian Government Bond           September 1997        1,983,118             75,237
          16        German Government Bond             December 1997         2,250,861             (3,883)
          16        Italian Government Bond 10 yr.     December 1997         1,958,488              1,863
           4        Japanese Government Bond           September 1997        4,246,737                635
          49        MATIF ECU Bond                     September 1997        5,173,501            122,535
          92        U.S. Treasury Bond 30 yr.          September 1997       10,407,500            375,437
          11        U.S. Treasury Bond 30 yr.          December 1997         1,240,250              1,668
          87        U.K. Gilt                          September 1997        8,077,765             20,402
          24        U.K. Gilt                          December 1997         2,221,051             (3,982)
                                                                                           --------------
                                                                                         $        743,551
                                                                                           ==============


         Sales
          15        Eurodollar                         September 1997  $     3,534,938  $          (1,425)
          75        FRF MATIF Bond                     September 1997        8,017,476           (110,932)
           4        Japanese Government Bond           September 1997        4,243,744           (204,613)
           4        Japanese Government Bond           December 1997         4,221,132               (695)
          63        Spanish Government Bond 10 yr.     September 1997        4,840,512           (123,106)
          76        Swiss Government Bond              September 1997        6,094,428             (1,355)
          11        U.S. Treasury Note 10 yr.          September 1997        1,199,344              3,699
           7        U.S. Treasury Note 10 yr.          December 1997           760,813                354
                                                                                          ----------------
                                                                                        $        (438,073)
                                                                                          ================


     At August 31, 1997, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Written option transactions


                                         Puts                                 Calls

                             Principal
                             Amount of                          Principal Amount
                             Contracts                            of Contracts
                           (000's omitted)       Premiums        (000's omitted)       Premiums
                          -----------------   ---------------   ------------------  ---------------
Outstanding, beginning
  of period             $      4,000             $199,000     $       4,000       $    170,400
Options written                4,000               20,000             2,727              46,637
Options exercised             (4,000)             (20,000)             --                 --
Options expired                  --                 --                 --                 --
                          -----------------   ---------------   ------------------  ---------------
Outstanding, end
         of period      $      4,000             $199,000     $       6,727       $    217,037
                          =================   ===============   ==================  ===============


     Summary of written options outstanding


                             Principal
                             Amount of
                             Contracts                             Expiration
                           (000's omitted)    Exercise Price          Date               Value
                          -----------------   ---------------   ------------------   --------------
Calls
Japanese Yen              $     4,000            117 JPY             2/09/98       $    130,000
Thai Baht                       2,727             33 THB            10/16/97             75,364

Puts
Japanese Yen                    4,000            117 JPY             2/09/98            130,800
                                                                                     --------------
                                                                                   $    436,164
                                                                                     ==============


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements


                                                                                               Net
                                                                                            Unrealized
                        Expiration                                                         Appreciation
   Notional Amount         Date                         Description                       (Depreciation)
---------------------- ------------- ---------------------------------------------------  ---------------
TRL 93,625,000,000       5/14/99     Agreement with Bank of America dated 5/29/97 to          $(109,591)
                                     receive the notional amount multiplied by the
                                     change in market value (including accrued
                                     interest) of Turkey Index Linked Bond and to pay
                                     the notional amount multiplied by 3 month LIBOR
                                     adjusted by a specified spread.



TRL 38,500,000,000       6/04/99     Agreement with Bank of America dated 6/23/97 to               9,515
                                     receive the notional amount multiplied by the
                                     change in market value (including accrued
                                     interest) of Turkey Index Linked Bond and to pay
                                     the notional amount multiplied by 3 month LIBOR
                                     adjusted by a specified spread.

                                                                                          ---------------
                                                            Net unrealized depreciation       $(100,076)
                                                                                          ===============


     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Par Value   Description                                     Value ($)
--------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 99.3%

                    New Zealand -- 3.3%
NZD     1,000,000   New Zealand Indexed Linked Bond, 4.50%, due
                    2/15/16                                            610,801
                                                                   -----------

                    United States -- 96.0%
                    U.S. Government -- 96.0%
USD    17,618,000   U.S. Treasury Inflation Indexed Note,
                    3.375%, due 1/15/07                             17,533,622
                                                                   -----------

                    Total United States                             17,533,622
                                                                   -----------

                    TOTAL DEBT OBLIGATIONS  (COST $18,093,975)      18,144,423
                                                                   -----------

                    SHORT-TERM INVESTMENTS -- 0.5%

                    Repurchase Agreements -- 0.5%
USD        91,026   Salomon Brothers Repurchase Agreement, dated
                    8/29/97, due 9/2/97, with a maturity value
                    of $91,077 and an effective yield of 5.05%,
                    collateralized by U.S. Treasury Obligations
                    with rates ranging from 5.00% to 6.75%, with
                    maturity dates ranging from 2/15/99 to
                    8/15/26 and with an aggregate market value
                    of $93,112.                                         91,026
                                                                   -----------

                    TOTAL SHORT-TERM INVESTMENTS (COST
                    $91,026)                                            91,026
                                                                   -----------

                    TOTAL INVESTMENTS -- 99.8%
                    (Cost $18,185,001)                              18,235,449

                    Other Assets and Liabilities (net) -- 0.2%          34,204
                                                                   -----------

                    TOTAL NET ASSETS -- 100%                       $18,269,653
                                                                   ===========

                    Currency Abbreviations
                    NZD - New Zealand Dollar
                    USD - United States Dollar

              See accompanying notes to the financial statements.              1

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $18,185,001) (Note 1)               $18,235,449
   Dividends and interest receivable                                    75,815
   Receivable for open forward foreign currency contracts
     (Notes 1 and 6)                                                    11,032
   Receivable for expenses waived or borne by Manager (Note 2)          12,525
                                                                   -----------

      Total assets                                                  18,334,821
                                                                   -----------

Liabilities:
   Payable to affiliate for (Note 2):
     Management fee                                                      2,996
     Shareholder service fee                                             1,771
   Accrued expenses                                                     60,401
                                                                   -----------

      Total liabilities                                                 65,168
                                                                   -----------

Net assets                                                         $18,269,653
                                                                   ===========

Net assets consist of:
   Paid-in-capital                                                 $18,090,519
   Accumulated undistributed net investment income                     118,480
   Accumulated undistributed net realized loss                            (813)
   Net unrealized appreciation                                          61,467
                                                                   -----------
                                                                   $18,269,653
                                                                   ===========

Net assets attributable to:
   Class III shares                                                $18,269,653
                                                                   ===========

Shares outstanding:
   Class III                                                         1,786,832
                                                                   ===========

Net asset value per share:
   Class III                                                       $     10.22
                                                                   ===========

2             See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Operations --
   Period from March 31, 1997 (commencement of operations) to August 31, 1997
(Unaudited)
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                            127,503
                                                                     ---------
Expenses:
   Custodian and transfer agent fees                                    43,593
   Audit fees                                                           16,682
   Management fee (Note 2)                                               9,023
   Registration fees                                                     1,511
   Legal fees                                                            1,180
   Trustees fees (Note 2)                                                  236
   Miscellaneous                                                           384
   Fees waived or borne by Manager (Note 2)                            (68,974)
                                                                     ---------
                                                                         3,635
   Shareholder service fee (Note 2)
      Class III                                                          5,388
                                                                     ---------
      Net expenses                                                       9,023
                                                                     ---------
        Net investment income                                          118,480
                                                                     ---------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                        4,126
      Foreign currency, forward contracts and foreign currency
      related transactions                                              (4,939)
                                                                     ---------

        Net realized loss                                                 (813)
                                                                     ---------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                       50,448
      Foreign currency, forward contracts and foreign currency
      related transactions                                              11,019
                                                                     ---------

        Net unrealized gain                                             61,467
                                                                     ---------

      Net realized and unrealized gain                                  60,654
                                                                     ---------

Net increase in net assets resulting from operations                 $ 179,134
                                                                     =========


              See accompanying notes to the financial statements.              3

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Period from March 31, 1997
                                                    (commencement of operations)
                                                         to August 31, 1997
                                                            (Unaudited)
                                                    ----------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $   118,480
   Net realized loss                                                 (813)
   Change in net unrealized appreciation
     (depreciation)                                                61,467
                                                              -----------

   Net increase in net assets resulting from
     operations                                                   179,134
                                                              -----------

   Net share transactions: (Note 5)
      Class I                                                          --
      Class II                                                         --
      Class III                                                18,090,519
                                                              -----------
   Increase in net assets resulting from net
     share transactions                                        18,090,519
                                                              -----------

     Total increase in net assets                              18,269,653

Net assets:
   Beginning of period                                                 --
                                                              -----------

   End of period (including accumulated undistributed
     net investment income of $118,480)                       $18,269,653
                                                              ===========

4             See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                       Period from March 31, 1997
                                                      (commencement of operations)
                                                           to August 31, 1997
                                                              (Unaudited)
                                                          ---------------------
Net asset value, beginning of period                            $10.00
                                                                -------


Income from investment operations:
   Net investment income                                          0.14+
   Net realized and unrealized gain                               0.08
                                                                -------

     Total from investment operations                             0.22
                                                                -------
Net asset value, end of period                                  $10.22
                                                                =======

Total Return /(a)/                                                2.20%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                           $18,270
   Net expenses to average daily net assets                       0.25%*
   Net investment income to average daily net assets              3.28%*
   Portfolio turnover rate                                           7%
   Fees and expenses voluntarily waived or borne
     by the Manager consisted of the following per
     share amount:                                              $ 0.08

+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
*   Annualized.



              See accompanying notes to the financial statements.              5

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Inflation Indexed Bond Fund (the "Fund"), which commenced operations on March 31, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

    The Fund seeks maximum total return by investing primarily in foreign and U.S. government bonds that are indexed or otherwise linked to general measures of inflation in the country of issue.

    The Fund offers three classes of shares: Class I, Class II, and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class III was the only active class of shares of the fund.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

    Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.


    Foreign currency translation
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------


    arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


    Forward currency contracts
    The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under
    Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.


    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


    Security lending
    The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund had no securities on loan.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------


    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


    Security transactions and related investment income
    Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. The difference between original principal and the inflation component of principal is included in unrealized gain or loss.


    Allocation of operating activity
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


    Purchases and redemptions of Fund shares
    The premium on cash purchases and fee on redemptions of Fund shares is .10% of the amount invested. The manager will reduce such premium or fee only when any portion of a purchase or redemption is offset by corresponding redemption or purchase occurring on the same day. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended August 31, 1997, the Fund received $18,891 in purchase premiums and $801 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------


2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

    GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .10% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1997 was $236. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchases and sales of securities

    For the period from March 31 to August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                                Purchases          Proceeds
                                                             ---------------    --------------
      U.S. Government securities                          $     18,058,988    $     583,454
      Investments (non-U.S. Government securities)                 614,298            -


    At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                          Gross Unrealized    Gross Unrealized    Net Unrealized
       Aggregate Cost       Appreciation        Depreciation       Appreciation
     ------------------- -------------------- ------------------  ----------------
        $18,185,001            $53,962             $3,514             $50,448


4.  Principal shareholders

    At August 31, 1997, 52% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:



                                                      Period from
                                              March 31, 1997 (commencement of
      Class III:                              operations) to August 31, 1997
                                             --------------------------------
                                               Shares              Amount
                                             ------------       -------------
      Shares sold                              1,866,277      $   18,891,131
      Shares issued to shareholders in
        reinvestment of distributions                  -                   -
      Shares repurchased                         (79,445)           (800,612)
                                             ------------       -------------
      Net increase                             1,786,832      $   18,090,519
                                             ============       =============


    6.  Financial Instruments

    A summary of outstanding financial instruments at August 31, 1997 is as follows:


    Forward currency contracts

                                                                             Net
         Settlement                            Units of                  Unrealized
            Date              Deliver          Currency       Value      Appreciation
     ------------------- ------------------- -------------  -----------  ------------
           Sales

          9/23/97               NZD            900,000       $574,418      $11,032
                                                                         ============

    At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 91.5%

                 Advertising -- 0.0%
      12,500     Interpublic Group Inc                                609,375
                                                                -------------

                 Aerospace -- 0.9%
     370,100     Raytheon Co                                       20,355,500
      58,600     Textron Inc                                        3,651,513
     168,700     TRW Inc                                            8,793,488
                                                                -------------
                                                                   32,800,501
                                                                -------------

                 Automotive -- 1.6%
       9,700     Bandag Inc                                           517,131
      42,200     Chrysler Corp                                      1,482,275
      19,900     Eaton Corp                                         1,792,244
     599,300     Ford Motor Co                                     25,769,900
     275,400     General Motors Corp                               17,281,350
     114,100     Genuine Parts Co                                   3,522,838
      82,600     Goodyear Tire & Rubber Co                          5,090,225
                                                                -------------
                                                                   55,455,963
                                                                -------------

                 Banking and Financial Services -- 11.9%
     281,600     Ahmanson (HF) & Co                                14,291,200
     137,200     Amsouth Bancorp                                    5,770,975
     181,800     Bank of New York Inc                               8,112,825
     351,900     BankBoston Corp                                   29,251,687
     159,900     Bankers Trust New York Corp                       16,589,625
     411,300     Barnett Banks Inc                                 28,019,812
     242,999     Bear Stearns Inc                                   9,613,648
      83,900     Beneficial Corp                                    6,004,094
      25,900     Charles Schwab & Co Inc                            1,099,131
     487,308     Chase Manhattan Corp                              54,182,557
      65,700     Citicorp                                           8,384,963
       6,250     Comdisco Inc                                         169,922
     114,300     Countrywide Credit Industry Inc                    3,850,481
      58,700     Donaldson Lufkin & Jenrette                        3,485,313
     175,100     Edwards (AG) Inc                                   6,960,225
     168,800     Fleet Financial Group Inc                         10,877,050
      90,500     Franklin Resources Inc                             7,002,438
       6,400     Golden West Financial Corp                           526,800
     132,500     Greenpoint Financial Corp                          8,157,031
       6,000     Household International Inc                          665,625
     193,900     Lehman Brothers Holding Inc                        8,507,363

              See accompanying notes to the financial statements.              1

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------
                 Banking and Financial Services -- continued
     372,200     Merrill Lynch                                     22,890,300
      15,200     MGIC Investment Corp                                 764,750
      82,200     Morgan Jersey Co Inc                               8,815,950
     545,412     Morgan Stanley Dean Witter Discover & Co          26,247,953
     210,100     Paine Webber Group Inc                             8,075,719
     605,200     PNC Bank Corp                                     26,174,900
     166,400     Providian Financial Corp                           6,198,400
       5,300     Republic New York Corp                               567,431
     268,600     Salomon Inc                                       16,082,425
      20,700     SLM Holding Corp                                   2,804,850
      88,200     Summit Bancorp                                     5,236,875
     118,700     Synovus Financial Corp                             3,108,456
     543,373     Travelers Group Inc                               34,504,185
     355,170     Washington Mutual Inc                             21,265,804
                                                                 -------------
                                                                  414,260,763
                                                                 -------------
                 Chemicals -- 0.8%
      97,900     Eastman Chemical Co                                5,855,644
     145,300     Great Lakes Chemical Corp                          6,756,450
      66,100     Lubrizol Corp                                      2,896,006
     211,900     Union Carbide Corp                                10,873,119
                                                                 -------------
                                                                   26,381,219
                                                                 -------------

                 Computer and Office Equipment -- 3.7%
   1,229,050     Compaq Computer Corp                              80,502,774
     294,100     EMC Corp *                                        15,091,006
      48,200     Gateway 2000 Inc                                   1,885,825
     490,800     Micron Technology Inc *                           21,871,275
      31,400     Pitney Bowes Inc                                   2,398,175
      10,700     Sterling Software Inc                                367,144
     121,300     Western Digital Corp                               5,837,563
                                                                 -------------
                                                                  127,953,762
                                                                 -------------

                 Construction -- 0.1%
      43,400     Georgia-Pacific Corp                               3,960,250
                                                                 -------------

                 Consumer Goods -- 3.7%
     200,600     Callaway Golf Co                                   6,757,713
      79,100     Clorox Co                                         10,381,875
      38,200     Colgate-Palmolive Co                               2,397,050
     275,400     Eastman Kodak Co                                  18,004,275
     443,600     Fortune Brands Inc                                15,248,750

2               See accompanying notes to financial statements.

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                      Value ($)
--------------------------------------------------------------------------------
                 Consumer Goods -- continued
      42,700     Hasbro Inc                                         1,147,563
      71,200     Jones Apparel Group Inc                            3,573,350
      89,000     Liz Claiborne Inc                                  3,966,063
      96,500     Moore Corp Ltd                                     1,911,906
     175,100     Newell Co                                          6,894,563
      14,300     Nike Inc, Class B                                    763,263
     276,700     Procter and Gamble Co                             36,818,393
     170,700     Reebok International Ltd                           7,500,131
     104,900     Sunbeam Corp                                       4,615,600
     120,800     VF Corp                                           10,675,700
                                                                 -------------
                                                                  130,656,195
                                                                 -------------

                 Electronic Equipment -- 0.8%
      13,200     Arrow Electronics Inc *                              810,975
      51,300     Cooper Industries Inc                              2,734,931
      17,400     Harris Corp Inc                                    1,515,975
       5,000     Hubbell Inc, Class B                                 229,375
      41,800     Litton Industries *                                2,084,775
     183,900     Motorola Inc                                      13,493,663
      61,100     Texas Instruments                                  6,942,488
                                                                 -------------
                                                                   27,812,182
                                                                 -------------

                 Environmental Control -- 0.1%
     201,700     Wheelabrator Technology Inc                        3,164,169
                                                                 -------------

                 Food and Beverage -- 6.8%
     696,500     Anheuser Busch Cos Inc                            29,688,312
   1,041,768     Archer Daniels Midland Co                         22,528,228
     111,700     Campbell Soup Co                                   5,180,088
     691,800     Coca Cola Co                                      39,648,787
     401,300     Coca Cola Enterprises Inc                         11,035,750
     375,200     CPC International Inc                             33,439,699
      40,550     Dean Foods Co                                      1,799,406
     353,300     Heinz (HJ) Co                                     14,706,113
       1,000     Hormel (Geo A) and Co                                 29,750
     190,800     IBP Inc                                            4,376,475
      66,400     RJR Nabisco Holdings Corp                          2,311,550
     649,700     Sara Lee Corp                                     26,150,425
     290,100     Seagrams Co Ltd                                   10,135,369
     153,600     Unilever NV ADR                                   30,911,999
      13,900     Universal Foods Corp                                 539,494
     175,600     Whitman Corp                                       4,302,200

              See accompanying notes to the financial statements.             3

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Shares       Description                                      Value ($)
--------------------------------------------------------------------------------
                 Food and Beverage -- continued
      18,100     Wrigley (William Jr) Co                            1,312,250
                                                                -------------
                                                                  238,095,895
                                                                -------------

                 Health Care -- 1.6%
      19,400     Becton Dickinson & Co                                929,988
     119,600     Columbia HCA Healthcare Corp                       3,774,875
      51,000     Hillenbrand Industries Inc                         2,240,813
     215,200     Johnson & Johnson                                 12,199,150
     169,100     Mallinckrodt Inc                                   6,151,013
      55,300     McKesson Corp                                      5,180,919
     295,900     Pharmacia & Upjohn Inc                            10,079,094
     379,750     Tenet Healthcare Corp *                           10,348,188
     113,800     United States Surgical Corp                        3,748,288
      32,400     Wellpoint Health Network *                         1,761,750
                                                                -------------
                                                                   56,414,078
                                                                -------------

                 Insurance -- 4.2%
     182,800     AFLAC Corp                                        10,065,425
      73,500     AMBAC Inc                                          5,939,719
      20,100     CNA Financial Corp *                               2,280,094
     551,900     Conseco Inc                                       23,731,700
     174,500     Lincoln National Corp                             11,680,594
     194,000     Loews Corp                                        19,775,875
      78,200     MBIA Inc                                           8,856,150
      89,400     Old Republic International Corp                    3,212,813
     107,700     Progressive Corp                                  10,662,300
      50,000     Reliastar Financial Corp                           3,737,500
     209,200     Safeco Corp                                       10,276,950
     194,800     Saint Paul Cos Inc                                14,293,450
     188,200     Torchmark Corp                                     7,092,788
     107,809     Transamerica Corp                                 10,625,925
      41,700     Transatlantic Holding Inc                          2,947,669
                                                                -------------
                                                                  145,178,952
                                                                -------------

                 Machinery -- 1.4%
     403,800     Applied Materials Inc *                           38,108,624
      71,200     Cummins Engine Inc                                 5,477,950
      47,400     FMC Corp *                                         3,937,163
                                                                -------------
                                                                   47,523,737
                                                                -------------

4             See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Shares       Description                                      Value ($)
--------------------------------------------------------------------------------
                 Manufacturing -- 5.5%
     232,500     Corning Inc                                       12,293,438
     990,300     General Electric Co                               61,893,749
      42,800     Gillette Co                                        3,544,375
     615,400     IBM Corp                                          62,078,474
     179,000     International Game Technology                      3,580,000
      88,800     Leggett & Platt Inc                                3,818,400
     171,500     Minnesota Mining And Manufacturing Co             15,413,563
     111,100     Owens Illinois Inc *                               3,867,669
     105,500     Temple Inland Inc                                  6,804,750
     202,900     Tyco International Ltd *                          15,914,969
      38,600     United Technologies Corp                           3,013,213
                                                                -------------
                                                                  192,222,600
                                                                -------------

                 Metals and Mining -- 0.1%
      59,800     Phelps Dodge Corp                                  4,810,163
                                                                -------------

                 Oil and Gas -- 7.5%
     209,400     Apache Corp                                        8,310,563
     433,000     Atlantic Richfield Co                             32,474,999
      46,500     Burlington Resources Inc                           2,354,063
     184,400     Chevron Corp                                      14,279,475
      61,200     Columbia Natural Gas Systems Inc                   4,039,200
     117,100     El Paso Natural Gas Co                             6,586,875
         200     Ensco International Inc                               12,700
     870,800     Exxon Corp                                        53,282,074
       2,100     FINA Inc, Class A                                    138,600
      52,500     Mobil Corp                                         3,819,375
     147,700     Occidental Petroleum Corp                          3,461,719
      53,200     Oryx Energy Co *                                   1,406,475
      65,900     Pennzoil Co                                        5,086,656
     389,200     Phillips Petroleum Co                             18,511,325
     272,000     Schlumberger Ltd                                  20,723,000
     199,600     Sonat Inc                                          9,942,575
     235,800     Texaco Inc                                        27,175,950
     342,700     Union Pacific Resources Group                      8,567,500
     490,800     Unocal Corp                                       19,171,875
     670,500     USX - Marathon Group                              21,833,156
                                                                -------------
                                                                  261,178,155
                                                                -------------

                 Paper and Allied Products -- 1.3%
      75,500     Champion International Corp                        4,468,656
      76,900     Fort James Corp                                    3,229,800

              See accompanying notes to the financial statements.              5

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------
                 Paper and Allied Products -- continued
     298,900     International Paper Co                            15,766,975
      92,900     Mead Corp                                          6,590,094
      79,000     Sonoco Products Co                                 2,572,438
     183,200     Westvaco Corp                                      6,205,900
      69,600     Willamette Industries Inc                          5,550,600
                                                                 -------------
                                                                   44,384,463
                                                                 -------------

                 Pharmaceuticals -- 7.5%
   1,190,800     Abbott Laboratories                               71,373,574
      97,200     Allergan Inc                                       3,146,850
      87,240     American Home Products Corp                        6,281,280
   1,080,400     Bristol Myers Squibb Co                           82,110,399
      71,600     Lilly (Eli) & Co                                   7,491,150
     420,700     Merck & Co Inc                                    38,625,518
      87,500     Pfizer Inc                                         4,845,313
     343,500     Schering Plough Corp                              16,488,000
     250,200     Warner Lambert Co                                 31,791,037
                                                                 -------------
                                                                  262,153,121
                                                                 -------------

                 Primary Materials -- 0.1%
      46,400     Rubbermaid Inc                                     1,160,000
      37,400     Vulcan Materials Co                                3,286,525
                                                                 -------------
                                                                    4,446,525
                                                                 -------------

                 Primary Processing -- 0.3%
      66,800     Du Pont (EI) De Nemours & Co                       4,162,475
     129,700     USX-US Steel Group Inc                             4,555,713
                                                                 -------------
                                                                    8,718,188
                                                                 -------------

                 Refining -- 0.8%
      23,300     Murphy Oil Corp                                    1,250,919
     415,700     Royal Dutch Petroleum                             21,096,775
     182,600     Tosco Corp                                         6,037,213
                                                                 -------------
                                                                   28,384,907
                                                                 -------------

                 Retail Trade -- 4.5%
     474,800     Albertsons Inc                                    16,321,250
     556,900     American Stores Co                                13,191,569
     564,500     Costco Cos Inc *                                  20,357,281
     356,700     Dayton Hudson Corp                                20,331,900
       4,900     DG Corp                                              203,044
      54,800     Dillards Department Stores Inc                     2,192,000

6             See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares        Description                                        Value ($)
-----------------------------------------------------------------------------------
                 Retail Trade -- continued
     163,300     Fruit of the Loom Inc *                            4,368,275
   1,600,000     Kmart Corp *                                      22,200,000
     277,000     Limited Inc                                        6,301,750
      29,600     Penney (JC) Co Inc                                 1,776,000
     139,800     Rite Aid Corp                                      6,998,738
     239,870     Safeway Inc *                                     12,218,353
      98,600     TJX Cos Inc                                        2,711,500
      68,900     Toys R Us Inc *                                    2,381,356
     686,600     Wal Mart Stores Inc                               24,374,300
                                                                 -------------
                                                                  155,927,316
                                                                 -------------

                 Services -- 0.3%
      14,900     BHC Communications Inc, Class A                    1,828,975
      65,900     Disney Walt Co                                     5,061,944
       5,000     Fleming Cos Inc                                       94,375
     126,300     Supervalu Inc                                      4,957,275
                                                                 -------------
                                                                   11,942,569
                                                                 -------------

                Technology -- 10.6%
    343,900     Advanced Micro Devices Inc *                       12,874,756
     96,800     Avnet Inc                                           6,697,350
     43,700     Cisco Systems Inc *                                 3,293,888
    596,800     Dell Computer Corp                                 48,974,899
     43,000     Grainger (WW) Inc                                   3,818,938
  1,413,600     Intel Corp                                        130,227,899
    804,500     Microsoft Corp                                    106,344,843
    109,150     Oracle Corp                                         4,161,344
    260,600     Seagate Technology Corp                             9,951,663
    262,500     Storage Technology Corp *                          13,371,094
    128,000     Teradyne Inc *                                      7,128,000
    323,200     Xerox Corp                                         24,401,600
                                                                 -------------
                                                                  371,246,274
                                                                 -------------

                Telecommunications -- 4.8%
  1,442,400     AT & T Corp                                        56,253,599
    278,958     Bell Atlantic Corp                                 20,189,556
     17,700     Bellsouth Corp                                        778,800
     72,200     Cincinnati Bell Inc                                 1,944,888
    242,500     GTE Corp                                           10,806,406
    868,300     MCI Communications Corp                            24,746,550
    175,601     SBC Communications                                  9,548,295


              See accompanying notes to the financial statements.              7

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------
                 Telecommunications -- continued

     841,800     Sprint Corp                                        39,564,599
     152,000     US West Inc                                         5,443,500
                                                                 -------------
                                                                   169,276,193
                                                                 -------------

                 Tobacco -- 1.1%

     873,600     Philip Morris Cos Inc                              38,110,799
                                                                 -------------

                 Transportation -- 1.8%

     410,300     Burlington Northern Santa Fe Railroad Co           37,619,380
     149,700     CSX Corp                                            8,560,969
     174,600     Federal Express Corp                               11,599,988
      79,900     Ryder System Inc                                    2,851,431
      53,100     UAL Corp *                                          4,045,556
                                                                 -------------
                                                                    64,677,324
                                                                 -------------

                 Utilities -- 7.7%

     434,600     AES Corp                                           16,080,200
     207,300     Allegheny Power System Inc                          6,024,656
     305,900     American Electric Power Inc                        13,364,006
     460,200     Baltimore Gas and Electric Co                      12,425,400
     143,400     Carolina Power and Light Co                         4,839,750
      42,300     Central & South West Corp                             875,081
     396,300     Cinergy Corp                                       13,102,669
     133,724     Citizens Utilities, Class B                         1,119,939
     178,700     CMS Energy Corp                                     6,422,031
     131,800     Coastal Corp                                        7,611,450
     286,000     Dominion Resources Inc                             10,296,000
     209,100     DPL Inc                                             4,953,056
     154,200     DQE Inc                                             4,895,850
     275,200     Duke Power Co                                      13,330,000
     739,300     Edison International                               17,835,613
      23,800     Enova Corp                                            571,200
     730,700     Entergy Corp                                       18,130,494
     218,900     Florida Progress Corp                               7,045,844
     909,498     Houston Industries Inc                             18,417,327
     207,900     Illinova Corp                                       4,781,700
      93,600     LG&E Energy Corp                                    2,117,700
     246,100     Long Island Lighting Co                             6,075,594
      77,600     New Century Energies Inc *                          3,133,100
      94,000     Nipsco Industries Inc                               3,836,375
      78,100     Northern States Power Co                            3,758,563
       7,800     Ohio Edison Co                                        171,600

8           See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



  Par Value($)/
     Shares         Description                                        Value ($)
--------------------------------------------------------------------------------
                    Utilities -- continued

     428,300        Pacificorp                                         8,887,225
      99,100        PG & E Corp                                        2,297,881
     150,700        Potomac Electric Power Co                          3,419,006
      47,100        PP & L Resources Inc                               1,033,256
     102,800        Scana Corp                                         2,480,050
   1,436,100        Southern Co                                       30,247,855
     143,300        Teco Energy Inc                                    3,448,156
     355,800        Texas Utilities Co                                12,408,525
     139,800        Wisconsin Energy Corp                              3,573,638
                                                                   -------------
                                                                     269,010,790
                                                                   -------------
                    TOTAL COMMON STOCKS  (COST  $2,577,016,015)    3,196,756,428
                                                                   -------------
                    SHORT-TERM INVESTMENTS -- 15.6%

                    Cash Equivalents -- 6.5%

 $48,364,924        BankBoston Eurodollar Time Deposit, 5.7875%
                    due 9/2/97/(a)/                                   48,364,924
  $5,196,064        First Union National Bank of North Carolina
                    Eurodollar Time Deposit, 5.5625% due
                    9/2/97/(a)/                                        5,196,064
 $14,188,190        Harris Bank and Trust Eurodollar Time
                    Deposit, 5.625% due 9/2/97/(a)/                   14,188,190

 107,444,941        Merrimac Cash Fund Premium Class/(a)/            107,444,941
 $51,000,000        Prudential Securities Group Inc Master Note,
                    5.8875% due 9/2/97/(a)/                           51,000,000
                                                                   -------------
                                                                     226,194,119
                                                                   -------------
                    U.S. Government -- 0.4%

 $12,700,000        U.S. Treasury Bill, 5.22% due 11/28/97/(b)/       12,543,765
                                                                   -------------
                    Repurchase Agreements -- 8.7%

$175,040,721        Salomon Brothers Repurchase Agreement, dated
                    8/29/97, due 9/2/97, with a maturity value of
                    $175,138,938 and an effective yield of 5.05%,
                    collateralized by U.S. Treasury Obligations
                    with rates ranging from 5.00% to 6.75%, with
                    maturity dates ranging from 2/15/99 to
                    8/15/26 and with an aggregate market value of
                    $179,051,781.                                    175,040,721

$129,578,425        Prudential Securities, Inc. Repurchase
                    Agreement, dated 8/29/97, due 9/2/97, with a
                    maturity value of $129,650,269 and an
                    effective yield of 4.99%, collateralized by
                    U.S. Government and Agency Obligations with
                    rates ranging from 5.337% to 8.000%, with
                    maturity dates ranging from 5/31/99 to 1/1/35
                    and an aggregate market value of $132,170,434.   129,578,425
                                                                   -------------
                                                                     304,619,146
                                                                   -------------


              See accompanying notes to the financial statements.              9

GMO Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


                                                                               Value ($)
-------------------------------------------------------------------------------------------


                 TOTAL SHORT-TERM INVESTMENTS
                 (COST  $543,350,758)                                      $  543,357,030
                                                                           --------------

                 TOTAL INVESTMENTS -- 107.1%
                 (COST $3,120,366,773)                                      3,740,113,458

                 Other Assets and Liabilities (net) -- (7.1)%                (247,130,754)
                                                                           --------------

                 TOTAL NET ASSETS -- 100%                                  $3,492,982,704
                                                                           ==============

             Notes to the Schedule of Investments:

             ADR - American Depositary Receipt

           * Non-income producing security.

       /(a)/ Represents investments of security lending collateral (Note 1).

       /(b)/ Security has been segregated to cover margin requirements on open financial futures contracts.



10            See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $3,120,366,773) (Note 1)         $3,740,113,458
   Receivable for investments sold                                  37,361,942
   Dividends and interest receivable                                 6,005,726
   Receivable for open swap contracts (Notes 1 and 6)                4,110,228
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                   894,043
   Receivable for expenses waived or borne by Manager (Note 2)         597,191
   Receivable for Fund shares sold                                   4,230,538
   Miscellaneous receivable                                              5,931
                                                                --------------

      Total assets                                               3,793,319,057
                                                                --------------

Liabilities:
   Payable for investments purchased                                60,838,426
   Payable upon return of securities loaned (Note 1)               226,194,119
   Payable for Fund shares repurchased                              11,215,936
   Payable to affiliate for (Note 2):
     Management fee                                                  1,439,773
     Shareholder service fee                                           414,956
   Accrued expenses                                                    233,143
                                                                --------------

      Total liabilities                                            300,336,353
                                                                --------------

Net assets                                                      $3,492,982,704
                                                                ==============

Net assets consist of:
   Paid-in-capital                                              $2,600,901,234
   Accumulated undistributed net investment income                   9,554,200
   Accumulated undistributed net realized gain                     264,935,429
   Net unrealized appreciation                                     617,591,841
                                                                --------------
                                                                $3,492,982,704
                                                                ==============

Net assets attributable to:
   Class I shares                                               $   12,304,728
                                                                ==============
   Class II shares                                              $   39,157,489
                                                                ==============
   Class III shares                                             $3,441,520,487
                                                                ==============

Shares outstanding:
   Class I                                                             637,713
                                                                ==============
   Class II                                                          2,030,993
                                                                ==============
   Class III                                                       178,331,768
                                                                ==============

Net asset value per share:
   Class I                                                      $        19.30
                                                                ==============
   Class II                                                     $        19.28
                                                                ==============
   Class III                                                    $        19.30
                                                                ==============

              See accompanying notes to the financial statements.            11

GMO Core Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $3,793)                 $ 29,429,375
   Interest (including securities lending income of $29,155)         6,852,294
                                                                  ------------

      Total income                                                  36,281,669
                                                                  ------------

Expenses:
   Management fee (Note 2)                                           8,440,695
   Custodian and transfer agent fees                                   239,637
   Legal fees                                                           71,562
   Audit fees                                                           29,078
   Trustees fees (Note 2)                                               16,604
   Miscellaneous                                                        10,342
   Fees waived or borne by Manager (Note 2)                         (3,502,338)
                                                                  ------------
                                                                     5,305,580
   Shareholder service fee (Note 2)
      Class I                                                           14,445
      Class II                                                          71,143
      Class III                                                      2,355,128
                                                                  ------------
      Net expenses                                                   7,746,296
                                                                  ------------

        Net investment income                                       28,535,373
                                                                  ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                  238,777,934
      Closed futures contracts                                      29,185,386
      Closed swap contracts                                         (7,698,505)
                                                                  ------------

        Net realized gain                                          260,264,815
                                                                  ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                  210,513,756
      Open futures contracts                                        (4,894,098)
      Open swap contracts                                           10,037,664
                                                                  ------------

        Net unrealized gain                                        215,657,322
                                                                  ------------

      Net realized and unrealized gain                             475,922,137
                                                                  ------------

Net increase in net assets resulting from operations              $504,457,510
                                                                  ============

12            See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                           August 31, 1997         Year Ended
                                                             (Unaudited)       February  28, 1997
                                                           ----------------   -------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                    $ 28,535,373         $  56,560,600
   Net realized gain                                         260,264,815           857,162,171
   Change in net unrealized appreciation (depreciation)      215,657,322          (272,499,847)
                                                           -------------        --------------
   Net increase in net assets resulting from operations      504,457,510           641,222,924
                                                           -------------        --------------
Distributions to shareholders from:
   Net investment income
       Class I                                                   (74,956)              (60,981)
       Class II                                                 (513,250)             (622,038)
       Class III                                             (23,771,559)          (60,383,941)
                                                           -------------        --------------
       Total distributions from net investment income        (24,359,765)          (61,066,960)
                                                           -------------        --------------
   Net realized gains
       Class I                                                (1,989,360)             (574,148)
       Class II                                              (12,616,955)           (6,542,685)
       Class III                                            (555,275,629)         (430,596,024)
                                                           -------------        --------------
       Total distributions from net realized gains          (569,881,944)         (437,712,857)
                                                           -------------        --------------
                                                            (594,241,709)         (498,779,817)
                                                           -------------        --------------
   Net share transactions: (Note 5)
       Class I                                                 3,642,439             8,598,090
       Class II                                              (24,586,852)           65,659,589
       Class III                                             478,499,701          (270,803,491)
                                                           -------------        --------------
   Increase (decrease) in net assets resulting from net
      share transactions                                     457,555,288          (196,545,812)
                                                           -------------        --------------
      Total increase (decrease) in net assets                367,771,089           (54,102,705)

Net assets:
   Beginning of period                                     3,125,211,615         3,179,314,320
                                                           -------------        --------------
   End of period (including accumulated undistributed
      net investment income of $9,554,200 and
      $5,378,592, respectively)                            $3,492,982,704       $3,125,211,615
                                                           ==============       ==============

             See accompanying notes to the financial statements.              13

GMO Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended       Period from July 2, 1996
                                                    August 31, 1997  (commencement of operations)
                                                      (Unaudited)      to February 28, 1997
                                                    ---------------- --------------------------
Net asset value, beginning of period                    $20.12                $ 18.97
                                                        ------                -------
Income from investment operations:
   Net investment income                                  0.17+                  0.20
   Net realized and unrealized gain                       3.06                   2.88
                                                        ------                -------
      Total from investment operations                    3.23                   3.08
                                                        ------                -------
Less distributions to shareholders:
   From net investment income                            (0.15)                 (0.19)
   From net realized gains                               (3.90)                 (1.74)
                                                        ------                -------
      Total distributions                                (4.05)                 (1.93)
                                                        ------                -------
Net asset value, end of period                          $19.30                $ 20.12
                                                        ======                =======

Total Return /(a)/                                       17.02%                 16.84%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                   $12,305                $ 9,104
   Net expenses to average daily net assets               0.61%*                 0.61%*
   Net investment income to average daily net assets      1.65%*                 1.55%*
   Portfolio turnover rate                                  31%                   107%
   Average broker commission rate per equity share     $0.0301                $0.0297
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $ 0.02                $  0.02

+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.

14                     See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           Six Months Ended   Period from June 7, 1996
                                                           August 31, 1997  (commencement of operations)
                                                             (Unaudited)        to February 28, 1997
                                                           ---------------- ----------------------------
Net asset value, beginning of period                          $ 20.10                $ 20.12
                                                              -------                -------

Income from investment operations:
   Net investment income                                         0.17+                  0.25
   Net realized and unrealized gain                              3.07                   2.92
                                                              -------                -------

      Total from investment operations                           3.24                   3.17
                                                              -------                -------

Less distributions to shareholders:
   From net investment income                                   (0.16)                 (0.30)
   From net realized gains                                      (3.90)                 (2.89)
                                                              -------                -------

      Total distributions                                       (4.06)                 (3.19)
                                                              -------                -------
Net asset value, end of period                                $ 19.28                $ 20.10
                                                              =======                =======

Total Return/(a)/                                               17.00%                 17.46%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                          $39,157                $64,763
   Net expenses to average daily net assets                      0.55%*                 0.55%*
   Net investment income to average daily net assets             1.68%*                 1.63%*
   Portfolio turnover rate                                         31%                   107%
   Average broker commission rate per equity share            $0.0301                $0.0297
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following               $  0.02                $  0.03
      per share amounts:

  + Computed using average shares outstanding throughout the period. /(a)/Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
  *  Annualized.

             See accompanying notes to the financial statements.              15

GMO Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                            Six Months
                              Ended
                            August 31,
                               1997                    Year Ended February 28/29,
                                        ----------------------------------------------------------
                            (Unaudited)    1997        1996        1995        1994        1993
                            ----------- ----------  ----------  ----------  ----------  ----------
Net asset value,
   beginning of period      $   20.12   $   19.46   $   15.45   $   15.78   $   15.73   $   15.96
                            ----------  ----------  ----------  ----------  ----------  ----------

Income from investment operations:
   Net investment income         0.18+       0.36        0.41        0.41        0.42        0.45
   Net realized and
      unrealized gain            3.06        3.58        5.49        0.66        1.59        1.13
                            ----------  ----------  ----------  ----------  ----------  ----------

      Total from
      investment
      operations                3.24        3.94        5.90        1.07        2.01        1.58
                            ----------  ----------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment
      income                    (0.16)      (0.39)      (0.42)      (0.39)      (0.43)      (0.46)
   From net realized
      gains                     (3.90)      (2.89)      (1.47)      (1.01)      (1.53)      (1.35)
                            ----------  ----------  ----------  ----------  ----------  ----------

      Total distributions       (4.06)      (3.28)      (1.89)      (1.40)      (1.96)      (1.81)
                            ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, end
   of period                $   19.30   $   20.12   $   19.46   $   15.45   $   15.78   $   15.73
                            ==========  ==========  ==========  ==========  ==========  ==========

Total Return /(a)/              17.07%      22.05%      39.08%       7.45%      13.36%      10.57%

Ratios/Supplemental Data:
   Net assets, end of
      period (000's)       $3,441,520  $3,051,344  $3,179,314  $2,309,248  $1,942,005  $1,892,955
   Net expenses to
      average daily
      net assets                 0.48%*      0.48%       0.48%       0.48%       0.48%       0.49%
   Net investment income
      to average daily           1.78%*      1.78%       2.25%       2.63%       2.56%       2.79%
      net assets
   Portfolio turnover rate         31%        107%         77%         99%         40%         54%
   Average broker
      commission rate per
      equity share /(b)/   $   0.0301   $  0.0297         N/A         N/A         N/A         N/A
   Fees and expenses
      voluntarily waived
      or borne by the
      Manager consisted
      of the following
      per share amounts:   $     0.02   $    0.04   $    0.01   $    0.01   $    0.01   $    0.01

*     Annualized.
+     Computed using average shares outstanding throughout the period.
/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

16                     See accompanying notes to the financial statements.

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange, and/or shares of other domestic equity funds of the trust.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II, and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts

     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S.

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


     government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending

     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $217,592,899, collateralized by cash in the amount of $226,194,119, which was invested in short-term instruments.


     Swap agreements

     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1997.


     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .14% of the amount invested. Prior to June 1, 1996, the premium on cash purchases was .17% of the amount invested. All purchase premiums are paid to

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


     and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $196,853 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .525% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .48%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $16,604. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $908,055,570 and $1,154,788,973, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and deprecation in value of investments held was as follows:


                             Gross Unrealized         Gross Unrealized        Net Unrealized
      Aggregate Cost           Appreciation             Depreciation           Appreciation
  ----------------------  ----------------------  ----------------------  ----------------------
     $3,120,366,773            $ 647,227,901            $ 27,481,216         $ 619,746,685


4.   Principal shareholder

     At August 31, 1997, 10% of the outstanding shares of the Fund were held by one shareholder.

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                             Period from July 2, 1996
                                            Six Months Ended               (commencement of operations)
     Class I:                                August 31, 1997                   to February 28, 1997
                                     --------------------------------    ---------------------------------
                                         Shares            Amount           Shares             Amount
                                     --------------    --------------    --------------    ---------------
    Shares sold                           76,715       $   1,635,079           422,178      $  8,023,942
    Shares issued to shareholders in
     reinvestment of distribution        108,520           2,007,960            30,330           574,148
    Shares repurchased                       (30)               (600)               --                --
                                     --------------    --------------    --------------    ---------------
    Net increase                         185,205       $   3,642,439           452,508       $ 8,598,090
                                     ==============    ==============    ==============    ===============

                                                                            Period from June 7, 1996
                                            Six Months Ended              (commencement of operations)
    Class II:                               August 31, 1997                   to February 28, 1997
                                     --------------------------------    ---------------------------------
                                         Shares            Amount           Shares             Amount
                                     --------------    --------------    --------------    ---------------
    Shares sold                               --       $         --          2,843,284      $  58,494,866
    Shares issued to shareholders in
     reinvestment of distributions       709,887         13,117,185            378,119          7,164,723
    Shares repurchased                (1,900,297)       (37,704,037)                --                 --
                                     --------------    --------------    --------------    ---------------
    Net increase (decrease)           (1,190,410)      $(24,586,852)         3,221,403      $  65,659,589
                                     ==============    ==============    ==============    ===============


                                             Six Months Ended                       Year Ended
     Class III:                              August 31, 1997                    February 28, 1997
                                      -------------------------------    ---------------------------------
                                         Shares            Amount           Shares             Amount
                                     --------------    --------------    --------------    ---------------
     Shares sold                        17,473,181     $ 343,374,583       15,209,862      $  294,136,127
     Shares issued to shareholders in
      reinvestment of distributions     30,676,388       567,872,589       25,657,273         468,161,533
     Shares repurchased                (21,493,483)     (432,747,471)     (51,595,821)     (1,033,101,151)
                                     --------------    --------------    --------------    ---------------
     Net increase (decrease)            26,656,086     $ 478,499,701      (11,725,686)     $ (270,803,491)
                                     ==============    ==============    ==============    ===============

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:


     Long futures contracts


        Number of                                                                   Net Unrealized
        Contracts            Type         Expiration Date       Contract Value       Depreciation
      ---------------   ---------------  -------------------  ------------------    ----------------
              545          S&P 500         September 1997        $   246,094,750      $  6,265,072
                                                                                    ================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

     Swap agreements

                                                                                       Unrealized
       Notional Amount      Expiration                                                Appreciation
      Fund/Counterparty        Date                     Description                  (Depreciation)
     ---------------------  ------------  -----------------------------------------  ----------------
   $     106,169,066/         9/11/97     Agreement with Morgan Stanley Capital      $    6,217,894
         102,378,940                      Services, Inc. dated September 9, 1996
                                          to pay (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the change in market value of a
                                          basket of selected securities
                                          (including dividends) less the
                                          counterparty's notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread .

         15,380,772/          10/2/97     Agreement with Morgan Stanley Capital            770,708
         14,350,837                       Services, Inc. dated 8/20/97 to pay
                                          (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread and to receive (pay)
                                          the counterparty's notional amount
                                          multiplied by the return on the
                                          Russell 2000 Index (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread.

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements -- (Continued)


                                                                                       Unrealized
       Notional Amount      Expiration                                                Appreciation
      Fund/Counterparty        Date                     Description                  (Depreciation)
     ---------------------  ------------  -----------------------------------------  ----------------
     $     27,853,318/         10/7/97    Agreement with Morgan Stanley Capital      $     579,432
           24,427,455                     Services, Inc. dated December 30, 1996
                                          to pay (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the counterparty's notional
                                          amount multiplied by the return on the
                                          Russell 2000 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread.

         107,930,602/         5/6/98      Agreement with NatWest Markets dated        (12,425,863)
         107,930,602                      5/6/97 to receive (pay) the
                                          counterparty's notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread and to pay (receive)
                                          the change in market value of a basket
                                          of selected securities (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread.

          8,726,409/          5/6/98      Agreement with NatWest Markets dated           146,493
          7,753,340                       8/20/97 to receive (pay) the
                                          counterparty's notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread and to pay (receive)
                                          the change in market value of a basket
                                          of selected securities (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread.

GMO Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements -- (Continued)


                                                                                       Unrealized
       Notional Amount      Expiration                                                Appreciation
      Fund/Counterparty        Date                     Description                  (Depreciation)
     ---------------------  ------------  -----------------------------------------  ----------------
     $   109,371,445/       5/13/98       Agreement with Morgan Stanley Capital      $    8,821,564
         101,009,713                      Services, Inc. dated 5/13/97 to pay
                                          (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread and to receive (pay)
                                          the change in market value of a basket
                                          of selected securities (including
                                          dividends) less the counterparty's
                                          notional amount multiplied by LIBOR
                                          adjusted by a specified spread.

                                                                                     ================
                                               Net unrealized appreciation           $    4,110,228
                                                                                     ================

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Par Value      Description                                 Value ($)
--------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 47.3%

                       Argentina -- 11.2%
ARP     35,134,370     Argentina Pro-1 Co-Participation Rights,
                          Variable Rate, 1 mo. Peso Deposit
                          Rate, 3.24%, due 4/01/07                 23,615,020
ARP     10,000,000     Republic of Argentina Bocon Pro 1, PIK,
                          Variable Rate, 1 mo. Peso Deposit
                          Rate, 3.24%, due 4/01/07                 10,512,102
USD      3,600,000     Republic of Argentina Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%,
                          6.88%, due 3/31/23                        3,260,250
USD        900,000     Republic of Argentina Global Bond,
                          11.38%, due 1/30/17                       1,050,300
USD     27,000,000     Republic of Argentina Par Bond,
                          Variable Rate, Step Up, 5.50%, due
                          3/31/23                                  19,895,625
                                                                  -----------
                                                                   58,333,297
                                                                  -----------

                       Brazil -- 2.6%
USD     16,693,636     Brazil Capitalization Bond, PIK, 8.00%,
                          due 4/15/14                              13,605,313
                                                                  -----------

                       Bulgaria -- 0.4%
USD     18,000,000     Bulgaria Discount Bond, Series B Strips,
                          Basket 2, due 7/28/24                     1,981,080
USD      5,000,000     Bulgaria Par Bond, Series B Strips,
                          Tranche 2, due 7/28/24                      300,300
                                                                  -----------
                                                                    2,281,380
                                                                  -----------

                       Costa Rica -- 0.8%
USD      2,099,136     Central Bank of Costa Rica Interest
                          Series A,
                          Variable Rate, 3 mo. LIBOR + .81%,
                          6.66%, due 5/21/05                        2,046,658
USD      1,194,336     Central Bank of Costa Rica Interest
                          Series B,
                          Variable Rate, 3 mo. LIBOR + .81%,
                          6.66%, due 5/21/05                        1,158,506
USD      1,000,000     Central Bank of Costa Rica Principal
                          Bond Series A, 6.25%, due 5/21/10           865,000
                                                                  -----------
                                                                    4,070,164
                                                                  -----------

                       Dominican Republic -- 1.6%
USD     10,957,000     Dominican Republic Discount Bond,
                          Variable Rate, 6 mo. LIBOR + .81%,
                          6.88%, due 8/30/24                        8,382,105
                                                                  -----------

                       Ecuador -- 5.8%
USD      8,215,000     Republic of Ecuador Discount Bond
                          (Global Registered), Variable Rate,
                          6 mo. LIBOR + .81%, 6.69%, due 2/28/25    6,387,163
USD     44,500,000     Republic of Ecuador Par Bond,
                          Variable Rate, Step up, 3.50%, due
                          2/28/25                                  23,306,875

              See accompanying notes to the financial statements.             1

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

        Par Value      Description                                 Value ($)
--------------------------------------------------------------------------------
                       Ecuador -- continued
USD        765,558     Republic of Ecuador PDI, (Global Bearer
                          Capitalization Bond), PIK, Variable
                          Rate, 6 mo. LIBOR + .81%, 6.69%, due
                          2/27/15                                    538,283
                                                                 ------------
                                                                  30,232,321
                                                                 ------------
                       Jordan -- 5.0%
USD     21,250,000     Hashemite Kingdom of Jordan Par Bond,
                          Variable Rate, Step up  144A, 4.00%,
                          due 12/23/23                            14,662,500
USD     11,631,619     Hashemite Kingdom of Jordan PDI,
                          Variable Rate, 6 mo. LIBOR + .81%,
                          6.75%, due 12/23/05                     11,166,354
                                                                 ------------
                                                                  25,828,854
                                                                 ------------
                       Macedonia -- 0.2%
USD      1,721,615     Macedonia Capitalization Bond, PIK,
                          Variable Rate, 9 mo. and 10 mo.
                          interpolated LIBOR + .81%, 6.88%,
                          due 7/02/12                              1,196,523
                                                                 ------------
                       Mexico -- 9.1%
USD        550,000     Mexico Discount Bond Series C,
                          Variable Rate, 6 mo. LIBOR + .81%,
                          6.82%, due 12/31/19                        518,031
FRF    335,250,000     Mexico Par Bond, 6.63%, due 12/31/19       47,188,144
                                                                 ------------
                                                                  47,706,175
                                                                 ------------
                       Nigeria -- 1.8%
USD     13,500,000     Central Bank of Nigeria Par Bond,
                          Variable Rate, Step up, 6.25%, due
                          11/15/20                                 9,585,000
                                                                 ------------
                       Panama -- 1.1%
USD      7,518,000     Panama Interest Reduction Bond,
                          Variable Rate, Step up, 3.75%, due
                          7/17/14                                  5,798,258
                                                                 ------------
                       Peru -- 0.6%
USD      5,000,000     Peru FLIRB,
                          Variable Rate, Step up 144A, 3.25%,
                          due 3/07/17                              2,968,750
                                                                 ------------
                       Supra National -- 0.9%
ZAR    150,000,000     International Bank Recon and Development,
                          0.00%, due 5/14/12                       4,453,799
                                                                 ------------
                       United States -- 0.4%

                       Structured Notes -- 0.4%
USD      2,000,000     Bankers Trust Medium Term Note, 17.10%,
                          due 10/14/97(a)                          2,188,800
                                                                 -----------

                       Total United States                         2,188,800
                                                                 ------------

2             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

        Par Value      Description                                 Value ($)
--------------------------------------------------------------------------------
                       Venezuela -- 5.8%
USD     15,000,000     Republic of Venezuela DCB, Variable
                          Rate, 6 mo. LIBOR + .88%, 6.88%, due
                          12/18/08                                 13,659,375
USD        360,000     Republic of Venezuela FLIRB Series B Odd
                          Lot, Variable Rate, 6 mo. LIBOR +
                          .88%, 6.75%, due 3/31/07                    333,675
USD     15,265,500     Republic of Venezuela New Money Bond
                          Series A, Variable Rate, 6 Mo.
                            LIBOR + 1, 6.88%, due 12/18/05         14,425,900
USD      2,062,500     Republic of Venezuela New Money Bond
                          Series B Odd Lot, Variable Rate, 6
                          mo. LIBOR + .88%, 6.75%, due 12/18/05     1,949,063
                                                                 ------------
                                                                   30,368,013
                                                                 ------------
                       TOTAL DEBT OBLIGATIONS
                       (COST $191,852,333)                        246,998,752
                                                                 ------------
                       LOAN ASSIGNMENTS -- 9.0%

                       Congo Republic -- 1.7%
ECU      8,195,761     Congo Loan Agreement (Direct Assignment
                          with F.H. International and Bank of
                          America)*                                 3,088,519
FRF    102,097,963     Congo Loan Agreement (Direct Assignment
                          with F.H. International, Salomon and
                          Bank of America)*                         5,807,237
                                                                 ------------
                                                                    8,895,756
                                                                 ------------
                       Ivory Coast -- 6.0%
FRF    298,297,436     Ivory Coast Credit Agreement (Assignment
                          with Banque Paribas, J.P. Morgan,
                          Bank of America, Chase Manhattan and
                          Salomon)*                                25,819,166
USD      2,014,873     Ivory Coast Credit Agreement (Assignment
                          with J.P. Morgan)*                          967,139
DEM        361,735     Ivory Coast Credit Agreement (Assignment
                          with Salomon)*                               88,414
SDR      2,974,383     Ivory Coast Credit Agreement (Assignment
                          with Salomon)*                            1,784,582
FRF      1,150,000     Ivory Coast Credit Agreement (Assignment
                          with Salomon)*                               99,538
JPY    428,291,342     Ivory Coast Refinancing Agreement
                          (Assignment with Salomon)*                1,566,616
USD      1,641,700     Ivory Coast Refinancing Agreement
                          (Assignment with Salomon)*                  705,931

              See accompanying notes to the financial statements.              3

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

       Par Value       Description                                Value ($)
-------------------------------------------------------------------------------
                       Ivory Coast -- continued
BEF     18,333,554     Ivory Coast Refinancing Agreement
                          (Assignment with Salomon)*                 217,082
                                                                 ------------
                                                                  31,248,468
                                                                 ------------
                       Russia -- 1.3%
CHF      1,500,000     International Bank for Economic
                          Cooperation Loan Agreement (Direct
                          Assignment with Oppenheimer)*              704,973
ECU      5,000,000     International Bank for Economic
                          Cooperation Loan Agreement (Direct
                          Assignment with Salomon)*                3,809,396
DEM      5,208,190     Russia Vnesheconombank Note Purchase
                          Agreement (Direct Assignment with
                          German Hermes Club)*                     2,473,615
                                                                 ------------
                                                                   6,987,984
                                                                 ------------
                       TOTAL LOAN ASSIGNMENTS
                       (COST $28,472,793)                         47,132,208
                                                                 ------------
                       LOAN PARTICIPATIONS -- 30.6%

                       Algeria -- 3.3%
JPY    217,500,000     Algeria Tranche 1, Japanese LIBOR +
                          13/16, 1.375%, (Participation with
                          Bank of America)                         1,417,122
USD      2,000,000     Algeria Tranche 2, LIBOR + 13/16,
                          6.50%, (Participation with Salomon)      1,737,500
JPY    500,000,000     Algeria Tranche 3, Japanese 6 mo. LIBOR
                          +13/16, 1.375% (Participation with
                          Credit Agricole Indosuez)                3,086,291
FRF     50,564,324     Algeria Tranche 3, PIBOR + 13/16,
                          4.1875%, (Participation with Salomon
                          and Union De Banques Arabes Et
                          Francaises)                              6,231,445
FRF     40,000,000     Algeria Tranche 3, PIBOR + 13/16,
                          4.1875%, (Participation with Salomon)    4,929,519
                                                                 ------------
                                                                  17,401,877
                                                                 ------------
                       Cameroon -- 0.8%
NLG     28,052,902     Cameroon Loan Agreement (Participation
                          with Bank of America and Salomon)*       4,014,479
                                                                 ------------


4             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

        Par Value      Description                                 Value ($)
-------------------------------------------------------------------------------
                       Congo Republic -- 0.3%
USD      4,179,127     Republic of Congo Loan (Participation
                          with F.H. International)*                1,441,799
                                                                 ------------
                       Jamaica -- 1.0%
USD      6,000,000     Jamaica Refinancing Agreement Tranche
                          B, LIBOR + 13/16, 6.56%,
                          (Participation with Salomon and
                          Chase Manhattan Bank)                    5,550,000
                                                                 ------------
                       Morocco -- 4.4%
JPY    384,300,844     Morocco Restructuring and Consolidating
                          Agreement Tranche A, Japanese Long
                          Term Fixed Prime + .2175%, 3.0175%,
                          (Participation with J.P. Morgan)         2,647,679
JPY  2,971,603,837     Morocco Restructuring and Consolidating
                          Agreement Tranche A, Japanese Long
                          Term Floating Prime + .1175%,
                          2.6175%, (Participation with Bankers
                          Trust Co. and J.P. Morgan)              20,473,162
                                                                 ------------
                                                                  23,120,841
                                                                 ------------
                       Russia -- 20.0%
USD     24,000,000     International Investment Bank Loan
                          Agreement (Participation with Bank
                          of America and Salomon)*                17,280,000
JPY    900,000,000     International Investment Bank Loan
                          Agreement (Participation with Bank
                          of America)*                             4,863,247
DEM     10,000,000     International Investment Bank Loan
                          Agreement (Participation with Bank
                          of America)*                             3,999,556
ECU      2,550,000     Russia Vnesheconombank Loan Agreement
                          (Participation with Bank of America)*    2,879,371
FRF    313,826,550     Russia Vnesheconombank Loan Agreement
                          (Participation with Banque Paribas,
                          Chase Manhattan, Bank of America,
                          Lehman Brothers and J.P. Morgan)*       53,485,812
GBP      8,311,366     Russia Vnesheconombank Loan Agreement
                          (Participation with Chase Manhattan
                          Bank and Bank of America)*              13,934,302
ECU      3,000,000     Russia Vnesheconombank Note Purchase
                          Agreement (Participation with Bank
                          of America)*                             3,387,495
ECU      5,000,000     Russia Vnesheconombank Note Purchase
                          Agreement (Participation with J.P.
                          Morgan)*                                 4,580,833
                                                                 ------------
                                                                 104,410,616
                                                                 ------------

5             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

        Par Value      Description                                 Value ($)
-------------------------------------------------------------------------------
                       Yugoslavia -- 0.8%
USD      2,144,772     Yugoslavia Loan Participation Note
                          Tranche A (Participation with Chase
                          Manhattan Bank)*                         1,045,576
USD      3,202,321     Yugoslavia Loan Participation Note
                          Tranche B (Participation with Chase
                          Manhattan Bank)*                         1,561,131
USD      3,181,156     Yugoslavia Loan Participation Note
                          Tranche C (Participation with Chase
                          Manhattan Bank and J.P. Morgan)*         1,550,814
                                                                -------------
                                                                   4,157,521
                                                                -------------
                       TOTAL LOAN PARTICIPATIONS (COST
                       $85,419,755)                              160,097,133
                                                                -------------

      Principal Amount
     -------------------
                       CALL OPTIONS PURCHASED -- 4.8%

                       Options on Bonds -- 4.8%
USD     55,000,000     Argentina Discount Bond, Expires
                       9/19/97 Knock out 78.00, Strike 75.00       6,891,500
USD     60,000,000     Brazil Discount Bond, Expires 11/07/97,
                       Strike 80.00                                3,492,300
USD     30,000,000     Brazil Discount Bond, Expires 9/12/97
                       Knock Out 77.00, Strike 77.00               2,799,000
USD     83,000,000     Brazil Par Bond, Expires 11/21/97,
                       Strike 58.00                                3,278,500
USD     50,000,000     Mexico Discount Bond, Expires 9/05/97
                       Knock Out 86.00, Strike 86.00               4,360,000
USD     58,000,000     Venezuela Par Bond, Expires 12/05/97,
                       Strike 74.00                                4,437,000
                                                                -------------
                                                                  25,258,300
                                                                -------------
                       TOTAL CALL OPTIONS PURCHASED
                       (COST  $21,254,400)                        25,258,300
                                                                -------------
                       PUT OPTIONS PURCHASED -- 0.0%

                       Cross Currency Options -- 0.0%
USD      3,914,929     TRL Put/USD, DEM Basket Call, Expires
                       12/15/97, Strike 425                           17,500
                                                                -------------
                       Options on Bonds -- 0.0%
USD                    Russia Ministry of Finance Series 3,
        15,000,000     Expires 10/06/97, Strike 77.125                    60
USD     30,000,000     Russia Ministry of Finance Series 3,
                       Expires 9/29/97, Strike 76.3125                    --
                                                                -------------
                                                                          60
                                                                -------------

6             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Principal Amount Description                                 Value ($)
--------------------------------------------------------------------------------
                       Options on Commodities -- 0.0%
 USD       200,000     NYMEX, Expires 6/05/98, Strike 16.2            42,000
                                                                  ------------

                       TOTAL PUT OPTIONS PURCHASED
                       (COST  $356,998)                               59,560
                                                                  ------------

        Par Value/
          Shares
      -----------------
                       RIGHTS AND WARRANTS -- 0.0%

                       Mexico -- 0.0%
        75,017,000     United Mexican States Warrants, Expires
                       6/30/03 **                                          --
                                                                  ------------

                       Nigeria -- 0.0%
            14,000     Central Bank of Nigeria Payment
                       Adjusted Warrants, Expires 11/15/20 **              --
                                                                  ------------

                       Venezuela -- 0.0%
           312,840     Republic of Venezuela Recovery Warrants,
                       Expires 04/15/20 **                                 --
                                                                  ------------

                       TOTAL RIGHTS AND WARRANTS  (COST  $0)               --
                                                                  ------------

                       SHORT-TERM INVESTMENTS -- 11.2%

                       Cash Equivalents -- 4.9%
 USD    10,188,707     BankBoston Eurodollar Time Deposit,
                       5.7875% due 9/2/97/(b)/                     10,188,707
 USD       536,856     First Union National Bank of North
                       Carolina Eurodollar Time Deposit,
                       5.5625% due 9/2/97/(b)/                        536,856
 USD     1,610,568     Harris Bank and Trust Eurodollar Time
                       Deposit, 5.625% due 9/2/97/(b)/              1,610,568
        13,400,000     Janus Money Market Fund Institutional
                       Shares/(b)/                                 13,400,000
                                                                  ------------
                                                                   25,736,131
                                                                  ------------

                       Repurchase Agreements -- 5.5%
 USD     2,403,588     Prudential Securities, Inc. Repurchase
                       Agreement, dated 8/29/97, due 9/2/97,
                       with a maturity value of $2,404,920 and
                       an effective yield of 4.99%,
                       collateralized by a U.S. Government
                       Agency Obligation with a rate of
                       6.811%, with a maturity date of 3/1/35
                       and a market value of $2,451,668.            2,403,588

              See accompanying notes to the financial statements.             7

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Par Value      Description                                 Value ($)
--------------------------------------------------------------------------------

                       Repurchase Agreements -- continued
USD     26,352,125     Salomon Brothers Repurchase Agreement,
                       dated 8/29/97, due 9/2/97, with a
                       maturity value of $26,366,911 and an
                       effective yield of 5.05%,
                       collateralized by U.S. Treasury
                       Obligations with rates ranging from
                       5.00% to 6.75%, with maturity dates
                       ranging from 2/15/99 to 8/15/26 and
                       with an aggregate market value of
                       $26,955,984.                               26,352,125
                                                                -------------
                                                                  28,755,713
                                                                -------------

                       U.S. Government -- 0.8%
 USD     4,000,000     U.S. Treasury Bill, 5.31% due 1/08/98(c)    3,926,752
                                                                -------------

                       TOTAL SHORT-TERM INVESTMENTS
                       (COST  $58,413,888)                        58,418,596
                                                                -------------

                       TOTAL INVESTMENTS -- 102.9%
                       (COST $385,770,167)                       537,964,549

                       Other Assets and Liabilities (net) --
                       (2.9)%                                    (14,931,755)
                                                                -------------

                       TOTAL NET ASSETS -- 100%                 $523,032,794
                                                                =============

                       Notes to the Schedule of Investments:

                       DCB - Debt Conversion Bond

                       FLIRB - Front Loaded Interest Reduction Bond

                       PIK - Payment In Kind

                       PDI - Past Due Interest

                       Knock Out -- Option will expire if underlying security
                          reaches knock out price.

                       144A -- Securities exempt from registration under Rule
                          144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


--------------------------------------------------------------------------------
                       Notes to the Schedule of Investments -- continued Variable and Step up rates -- The rates shown on variable and step up rate notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.


                       Currency Abbreviations:

                       ARP - Argentinian Peso
                       BEF - Belgian Franc
                       CHF - Swiss Franc
                       DEM - German Mark
                       ECU - European Currency Unit
                       FRF - French Franc
                       GBP - British Pound
                       JPY - Japanese Yen
                       NLG - Netherlands Guilder
                       SDR - Special Drawing Rights
                       ZAR - South African Rand
                       THB - Thailand Baht
                       TRL - Turkish Lira
                       USD - United States Dollar

            (a) Principal is linked to the value of the Brazilian
                Capitalization Bond and the Brazilian IDU Bond. Restricted as to public resale. At the date of aquisition, this security was valued at cost. There were no outstanding unrestricted securities of the same class as those held.
            (b) Represents investments of security lending collateral (Note 1).
            (c) All or a portion of this security is held as collateral for open futures contracts.
            *   Non-performing.  Borrower not currently paying interest.
            **  Non-income producing security.

              See accompanying notes to the financial statements.             9

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $385,770,167) (Note 1)              $537,964,549
   Cash                                                                   6,063
   Foreign currency, at value (cost $155,680) (Note 1)                  153,814
   Receivable for investments sold                                    2,684,762
   Interest receivable                                                4,681,548
   Receivable for open swap contracts (Notes 1 and 6)                 6,500,602
   Receivable for open forward foreign currency contracts
     (Notes 1 and 6)                                                 13,998,805
   Receivable for expenses waived or borne by Manager (Note 2)           74,544
   Receivable for Fund shares sold                                      120,823
   Miscellaneous receivable                                             300,000
                                                                   ------------
      Total assets                                                  566,485,510
                                                                   ------------
Liabilities:
   Payable for investments purchased                                  5,594,370
   Payable upon return of securities loaned (Note 1)                 25,736,131
   Written options outstanding, at value (premiums $1,155,454)
     (Notes 1 and 6)                                                  1,909,595
   Payable for Fund shares repurchased                                  613,591
   Payable to affiliate for (Note 2):
     Management fee                                                     210,057
     Shareholder service fee                                             64,088
   Accrued expenses                                                     207,799
   Payable for open forward foreign currency contracts
     (Notes 1 and 6)                                                  6,300,031
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                  2,773,247
   Miscellaneous payable                                                 43,807
                                                                   ------------
      Total liabilities                                              43,452,716
                                                                   ------------
Net assets                                                         $523,032,794
                                                                   ============
Net assets consist of:
   Paid-in capital                                                 $281,826,473
   Accumulated undistributed net investment income                   32,440,493
   Accumulated undistributed net realized gain                       43,714,761
   Net unrealized appreciation                                      165,051,067
                                                                   ------------
                                                                   $523,032,794
                                                                   ============
Net assets attributable to:
   Class I shares                                                  $  8,987,503
                                                                   ============
   Class II shares                                                 $  2,684,668
                                                                   ============
   Class III shares                                                $511,360,623
                                                                   ============
Shares outstanding:
   Class I                                                              674,958
                                                                   ============
   Class II                                                             201,559
                                                                   ============
   Class III                                                         38,335,213
                                                                   ============
Net asset value per share:
   Class I                                                         $      13.32
                                                                   ============
   Class II                                                        $      13.32
                                                                   ============
   Class III                                                       $      13.34
                                                                   ============

10              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                        $17,814,562
                                                                   -----------

Expenses:
   Management fee (Note 2)                                           1,299,053
   Custodian and transfer agent fees                                   149,821
   Audit fees                                                           35,199
   Transfer agent and dividend disbursing agent fees                    16,699
   Legal fees                                                           14,779
   Trustees fees (Note 2)                                                2,460
   Miscellaneous                                                         3,073
   Fees waived or borne by Manager (Note 2)                           (453,402)
                                                                   -----------
                                                                     1,067,682
   Shareholder service fee (Note 2)
      Class I                                                            5,773
      Class II                                                           2,327
      Class III                                                        384,783
                                                                   -----------
      Net expenses                                                   1,460,565
                                                                   -----------

        Net investment income                                       16,353,997
                                                                   -----------

Realized and unrealized gain (loss):
  Net realized gain (loss) on:
      Investments                                                   52,283,801
      Closed futures contracts                                       1,098,035
      Closed swap contracts                                          1,061,908
      Written options                                               (1,880,000)
      Foreign currency, forward contracts and foreign currency
      related transactions                                          18,924,826
                                                                   -----------

        Net realized gain                                           71,488,570
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    1,399,269
      Open futures contracts                                        (1,202,746)
      Open swap contracts                                            4,992,543
      Written options                                                 (754,141)
      Foreign currency, forward contracts and foreign currency
      related transactions                                          (1,250,977)
                                                                   -----------

        Net unrealized gain                                          3,183,948
                                                                   -----------

      Net realized and unrealized gain                              74,672,518
                                                                   -----------

Net increase in net assets resulting from operations               $91,026,515
                                                                   ===========

              See accompanying notes to the financial statements.            11

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended             Year Ended
                                                            August 31, 1997         February
                                                              (Unaudited)           28, 1997
                                                           ----------------     ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $16,353,997         $ 53,277,149
   Net realized gain                                           71,488,570          223,812,662
   Change in net unrealized appreciation (depreciation)         3,183,948           74,007,909
                                                             ------------        -------------

   Net increase in net assets resulting from operations        91,026,515          351,097,720
                                                             ------------        -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                    (87,057)                  --
       Class II                                                   (27,620)                  --
       Class III                                               (5,393,380)         (60,410,173)
                                                             ------------        -------------
       Total distributions from net investment income          (5,508,057)         (60,410,173)
                                                             ------------        -------------
   Net realized gains
       Class I                                                 (1,536,333)                  --
       Class II                                                  (487,418)                  --
       Class III                                              (99,192,711)        (149,956,551)
                                                             ------------        -------------
       Total distributions from net realized gains           (101,216,462)        (149,956,551)
                                                             ------------        -------------

                                                             (106,724,519)        (210,366,724)
                                                             ------------        -------------
   Net share transactions: (Note 5)
       Class I                                                  9,415,878               34,101
       Class II                                                 2,710,273                   --
       Class III                                              (28,883,710)        (200,761,783)
                                                             ------------        -------------
   Decrease in net assets resulting from net share
      transactions                                            (16,757,559)        (200,727,682)
                                                             ------------        -------------

      Total decrease in net assets                            (32,455,563)         (59,996,686)

Net assets:
   Beginning of period                                        555,488,357          615,485,043
                                                             ------------        -------------

   End of period (including accumulated undistributed net
      investment income of $32,440,493 and $21,594,553,
      respectively)                                          $523,032,794         $555,488,357
                                                             ============        =============

12              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                    Six Months Ended         Period from December 31, 1996
                                                    August 31, 1997          (commencement of operations)
                                                      (Unaudited)                 to February 28, 1997
                                                    ----------------         -----------------------------
Net asset value, beginning of period                     $14.08                        $12.87
                                                         ------                        ------

Income from investment operations:
   Net investment income                                   0.40 **                       0.10
   Net realized and unrealized gain                        2.06                          1.11
                                                         ------                        ------

      Total from investment operations                     2.46                          1.21
                                                         ------                        ------


Less distributions to shareholders:
   From net investment income                             (0.17)                           --
   From net realized gains                                (3.05)                           --
                                                         ------                        ------

      Total distributions                                 (3.22)                           --
                                                         ------                        ------
Net asset value, end of period                           $13.32                        $14.08
                                                         ======                        ======

Total Return (a)                                          19.43%                         9.40%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                     $8,988                        $   36
   Net expenses to average daily net assets                0.69%*                        0.71%*
   Net investment income to average daily net
      assets                                               5.24%*                        6.06%*
   Portfolio turnover rate                                   61%                          152%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                 $ 0.01                        $ 0.00(b)

*   Annualized.
**  Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


              See accompanying notes to the financial statements.             13

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                       Period from March 21, 1997
                                                                       (commencement of operations)
                                                                          to August 31, 1997
                                                                              (Unaudited)
                                                                       --------------------------
Net asset value, beginning of period                                            $ 13.74
                                                                                -------


Income from investment operations:
   Net investment income                                                           0.35
   Net realized and unrealized gain                                                2.45
                                                                                -------

      Total from investment operations                                             2.80
                                                                                -------

Less distributions to shareholders:
   From net investment income                                                     (0.17)
   From net realized gains                                                        (3.05)
                                                                                -------

      Total distributions                                                         (3.22)
                                                                                -------
Net asset value, end of period                                                  $ 13.32
                                                                                =======

Total Return/(a)/                                                                 22.39%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                            $ 2,685
   Net expenses to average daily net assets                                        0.63%*
   Net investment income to average daily net assets                               6.06%*
   Portfolio turnover rate                                                           61%
   Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share amount:                      $  0.01

*   Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

14            See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                               Six Months Ended
                                               August 31, 1997    Year Ended February 28/29,
                                                                -------------------------------
                                                  (Unaudited)     1997       1996      1995*
                                                  -----------   ---------  ---------  ---------
Net asset value, beginning of period               $  14.09     $  11.76   $   8.39   $  10.00
                                                   ---------    ---------  ---------  ---------

Income from investment operations:
   Net investment income                               0.46         1.48       1.35       0.48
   Net realized and unrealized gain (loss)             2.01         6.40       3.84      (1.59)
                                                   ---------    ---------  ---------  ---------

      Total from investment operations                 2.47         7.88       5.19      (1.11)
                                                   ---------    ---------  ---------  ---------

Less distributions to shareholders:
   From net investment income                         (0.17)       (1.58)     (1.17)     (0.40)
   From net realized gains                            (3.05)       (3.97)     (0.65)        --
   In excess of net realized gains                       --           --         --      (0.10)
                                                   ---------    ---------  ---------  ---------

      Total distributions                             (3.22)       (5.55)     (1.82)     (0.50)
                                                   ---------    ---------  ---------  ---------
Net asset value, end of period                     $  13.34     $  14.09   $  11.76   $   8.39
                                                   =========    =========  =========  =========

Total Return /(a)/                                    19.52%       74.32%     63.78%    (11.65)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)               $511,361     $555,452   $615,485   $243,451
   Net expenses to average daily net assets            0.56%**      0.57%      0.50%      0.50%**
   Net investment income to average daily net
      assets                                           6.29%**      8.35%     12.97%     10.57%**
   Portfolio turnover rate                               61%         152%       158%       104%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                 $   0.01     $   0.03   $   0.02   $   0.01


* For the period from April 19, 1994 (commencement of operations) to February 28, 1995.
**    Annualized.
/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.             15

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in sovereign debt of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

     Options
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1997.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund entered into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1997.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $25,204,816 collateralized by cash in the amount of $25,736,131, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Income is not recognized and discounts are not amortized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. Effective June 1, 1996, the Manager will reduce such premium or fee only when any portion of a purchase is offset by a corresponding redemption occurring on the same day. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $230,182 in purchase premiums and $234,487 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     fund's ability to repatriate amounts it receives. The fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .50%; thus the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997, was $2,460. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                            Purchases              Proceeds
                                                       -----------------     ------------------
     Investments (non-U.S. Government securities)       $   284,799,692        $   352,012,908

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                  Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost            Appreciation            Depreciation           Appreciation
      -----------------------  -----------------------  ----------------------  --------------------
           $385,770,167             $154,228,351             $2,033,969            $152,194,382

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

4.   Principal shareholders

     At August 31, 1997, 31% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:



                                                                                     Period from December 31, 1996
                                                    Six Months Ended                 (commencement of operations) to
                                                     August 31, 1997                        February 28, 1997
                                            ----------------------------------    --------------------------------------
     Class I:                                  Shares              Amount              Shares                Amount
                                            --------------     ---------------    -----------------     ----------------
     Shares sold                               547,047        $     7,875,387             2,566           $    34,101
     Shares issued to shareholders in
        reinvestment of
        distributions                          125,345              1,540,491               --                   --
     Shares repurchased                          --                    --                   --                   --
                                            --------------     ---------------    -----------------     ----------------
     Net increase                              672,392        $     9,415,878             2,566           $    34,101
                                            ==============     ===============    =================     ================
                                                Period from March 21, 1997
                                              (commencement of operations) to
                                                      August 31, 1997
                                            ------------------------------------
     Class II:                                   Shares              Amount
                                            ---------------     ----------------
     Shares sold                               159,652       $      2,195,235
     Shares issued to shareholders in
        reinvestment of
        distributions                           41,907                515,038
     Shares repurchased                        --                 --
                                            ---------------     ----------------
     Net increase                              201,559       $      2,710,273
                                            ===============     ================

                                                    Six Months Ended                           Year Ended
                                                    August 31, 1997                        February 28, 1997
                                          ------------------------------------      ------------------------------------
     Class III:                                Shares                Amount             Shares               Amount
                                          --------------        --------------      ---------------     ----------------
     Shares sold                             5,703,905     $      84,484,383          11,310,056     $      162,038,721
     Shares issued to shareholders in
        reinvestment of
        distributions                        8,351,431           102,806,110          14,440,766            185,738,098
     Shares repurchased                    (15,129,948)         (216,174,203)        (38,680,281)          (548,538,602)
                                          --------------      ---------------      ----------------     ----------------
     Net decrease                           (1,074,612)    $     (28,883,710)        (12,929,459)    $     (200,761,783)
                                          ==============      ===============      ================     ================

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:


     Forward currency contracts

                                                                                  Net Unrealized
     Settlement                              Units of                              Appreciation
        Date         Deliver/Receive         Currency              Value          (Depreciation)
     ------------    -----------------    ----------------     --------------    -----------------
        Buys

       9/05/97             DEM                  3,600,000     $    2,000,727   $           70,587
       9/19/97             DEM                 70,000,000         38,939,987           (1,958,082)
      10/31/97             FRF                 76,900,000         12,731,230              101,896
       9/19/97             NLG                 78,767,500         38,920,497           (1,937,468)
       9/02/97             THB                522,000,000         15,237,910              (70,008)
       9/02/97             ZAR                  7,025,000          1,495,646                 (308)
       9/03/97             ZAR                  3,525,000            750,266                 (373)
                                                                                 -----------------
                                                                               $       (3,793,756)
                                                                                 =================

        Sales
      12/22/97             ARP                  6,000,000     $    5,983,545    $          (4,472)
       1/15/98             ARP                  3,000,000          2,988,197                1,340
       8/11/98             ARP                  7,000,000          6,983,906              (49,781)
       1/09/98             BRL                  4,000,000          3,536,199                6,760
      10/03/97             CHF                  1,000,000            676,693              (16,714)
       9/05/97             DEM                 39,600,000         22,007,996            1,066,574
       9/19/97             DEM                 70,000,000         38,939,987            1,917,979
      11/20/97             ECU                  6,350,000          6,957,750             (124,991)
      10/31/97             FRF                725,000,000        120,027,847           (2,137,834)
      10/17/97             GBP                  8,600,000         13,918,320              557,200
      10/09/97             JPY              3,136,000,000         26,225,443            2,027,013
       9/19/97             NLG                 78,767,500         38,920,497            1,977,572
       9/02/97             THB              1,044,000,000         30,475,820            4,095,975
       3/23/98             THB                200,000,000          5,463,983            1,468,426
       6/22/98             THB                100,000,000          2,703,433              703,722
      11/14/97             ZAR                 17,500,000          3,653,101                3,761
                                                                                 -----------------
                                                                                $      11,492,530
                                                                                 =================

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Short futures contracts

    Number of                                                                              Net Unrealized
    Contracts                  Type                  Expiration Date    Contract Value      Depreciation
   -------------  --------------------------------  ------------------  ---------------   -----------------
       100        MATIF FRF Bond                     September 1997    $    11,233,803   $       (158,292)
       100        U.S. Treasury Bond                 September 1997         11,275,000            (41,375)
       150        U.S. Treasury Bill                 September 1997         35,598,750           (121,475)
                                                                                          -----------------
                                                                                         $       (321,142)
                                                                                          =================

     At August 31, 1997, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.


     Written call option transactions

                                    Principal
                                    Amount of
                                    Contracts
                                  (000's omitted)      Premiums
                                 -----------------  ----------------
      Outstanding, beginning
               of period       $       --         $       --
      Options written                  109,091         2,025,454
      Options exercised                (50,000)         (870,000)
                                 -----------------  ----------------
      Outstanding, end
               of period       $        59,091    $    1,155,454
                                 =================  ================


     Summary of written call options outstanding


                             Principal
                             Amount of
                             Contracts                             Expiration
                           (000's omitted)    Exercise Price          Date               Value
                          -----------------   ---------------   ------------------   --------------
Thai Baht               $      9,091              33 THB            10/16/97        $      584,545
Venezuela Par Bond            50,000         $    79.50              9/25/97             1,325,050
                                                                                     --------------
                                                                                    $    1,909,595
                                                                                     ==============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements

                                                                                               Net
                                                                                            Unrealized
                        Expiration                                                         Appreciation
   Notional Amount         Date                          Description                      (Depreciation)
----------------------  ------------  --------------------------------------------------- ---------------
$5,000,000                9/08/97     Agreement with Morgan Guaranty Trust Company          $  (311,336)
                                      dated 8/6/97 to receive the notional amount
                                      multiplied by the change in market value
                                      (including accrued interest) of Republic
                                      of Argentina, 11.75% due 2/12/07 and to
                                      pay the notional amount multiplied by 1
                                      month LIBOR adjusted by a specified
                                      spread.

 6,000,000                9/16/97     Agreement with Morgan Guaranty Trust Company              147,871
                                      dated 6/12/97 to receive the notional amount
                                      multiplied by the change in market value
                                      (including accrued interest) of Brazil Par ZL
                                      Floating Rate Note 8/15/24 and to pay the
                                      notional amount multiplied by 3 month LIBOR
                                      adjusted by a specified spread.

40,000,000                9/16/97     Agreement with Morgan Guaranty Trust Company           (2,489,200)
                                      dated 3/20/97 to pay the notional amount
                                      multiplied by the J.P. Morgan Emerging Markets
                                      Bond Index on 9/16/97, adjusted by a specified
                                      percentage, and to receive 3.45% per year times
                                      the notional amount.

68,500,000               11/28/97     Agreement with Credit Suisse Financial Products         6,612,111
                                      dated 5/23/97 to receive the notional amount
                                      multiplied by the change in market value
                                      (including accrued interest) of Republic of
                                      Ecuador PDI Floating Rate Note due 2/27/15 and to
                                      pay a fixed amount upon termination.

30,000,000                4/24/98     Agreement with Morgan Guaranty Trust Company           (1,908,258)
                                      dated 4/24/97 to pay the notional amount
                                      multiplied by the J.P. Morgan Emerging Markets
                                      Bond Index on 4/24/98, adjusted by a specified
                                      percentage, and to receive 4.78% per year times
                                      the notional amount.


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements -- continued

$54,278,259               2/26/99     Agreement with Credit Suisse Financial Products         $8,536,814
                                      dated 2/12/97 to purchase, for a set price, a
                                      specified amount of Bulgaria FLIRB Fixed/Floating
                                      Rate Note Series A due July 28, 2012 and Bulgaria
                                      FLIRB Fixed/Floating Rate Note Series B due July
                                      28, 2012.  In the event of default by Bulgaria,
                                      the agreement to purchase the bonds is
                                      eliminated; in its place, Credit Suisse Financial
                                      Products acquires the option to sell the same
                                      amount of the bonds to the Fund for a lower set
                                      price.

TRL 550,000,000,000       6/04/99     Agreement with Bank of America dated 6/23/97 to            135,955
                                      receive the notional amount multiplied by the
                                      change in market value (including accrued
                                      interest) of Turkey Index Linked Bond and to pay
                                      the notional amount multiplied by 3 month LIBOR
                                      adjusted by a specified spread.

21,500,000                5/27/01     Agreement with Credit Suisse Financial Products         (1,288,434)
                                      dated 5/21/97 to pay 4.78% per year times the
                                      notional amount.  The Fund receives payment only
                                      upon a default event in Ecuador, the notional
                                      amount times the difference between par value and
                                      the then-market value of the Republic of Ecuador
                                      PDI Floating Rate Note maturing 2/27/15.


47,000,000                5/29/01     Agreement with Credit Suisse Financial Products         (2,934,926)
                                      dated 5/23/97 to pay 3.30% per year times the
                                      notional amount.  The Fund receives payment only
                                      upon a default event in Ecuador, the notional
                                      amount times the difference between 60.25 and the
                                      then-market value of the Republic of Ecuador PDI
                                      Floating Rate Note maturing 2/27/15.

                                                                                          ===============
                                                             Net unrealized appreciation  $    6,500,602
                                                                                          ===============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------
                COMMON STOCKS -- 92.0%

                Aerospace -- 0.1%
      3,000     Boeing Company                                        163,313
                                                                  -----------

                Automotive -- 2.0%
     10,000     Chrysler Corp                                         351,250
     20,000     General Motors Corp                                 1,255,000
    122,500     Mascotech Industries Inc                            2,564,844
                                                                  -----------
                                                                    4,171,094
                                                                  -----------

                Banking and Financial Services -- 9.3%
     32,500     American Express Co                                 2,526,875
    105,000     Block (HR) Inc                                      4,121,249
     45,000     Chase Manhattan Corp                                5,003,437
     30,000     Citicorp                                            3,828,749
     15,000     PNC Bank Corp                                         648,750
     40,000     Travelers Group Inc                                 2,540,000
      2,500     Wells Fargo & Co                                      635,625
                                                                  -----------
                                                                   19,304,685
                                                                  -----------

                Chemicals -- 1.0%
     20,000     Albemarle Corp                                        491,250
      5,000     Borden Chemical & Plastics L. P.                       52,188
     10,000     Engelhard Corp                                        208,750
     12,300     Georgia Gulf Corp                                     353,625
     10,000     IMC Global Inc                                        351,875
     10,000     Millenium Chemicals Inc                               210,000
     15,000     Wellman Inc                                           341,250
                                                                  -----------
                                                                    2,008,938
                                                                  -----------

                Computer and Office Equipment -- 0.5%
     95,000     Intergraph Corp *                                     944,063
          1     NCR Corp *                                                  9
      5,000     Silicon Graphics Inc *                                137,188
                                                                  -----------
                                                                    1,081,260
                                                                  -----------

                Consumer Goods -- 4.4%
     25,000     Black and Decker Corp                                 957,813
     10,000     Burlington Industries Inc *                           120,625
     62,500     Eastman Kodak Co                                    4,085,937
     15,000     Hasbro Inc                                            403,125
     42,500     Maytag Corp                                          1,166,094

              See accompanying notes to the financial statements.              1

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------
                Consumer Goods -- continued
    100,000     Safety Kleen                                        2,018,750
     12,500     Scotts Company, Class A *                             350,000
                                                                  -----------
                                                                    9,102,344
                                                                  -----------
                Electronic Equipment -- 0.5%
     50,000     International Rectifier Corp *                      1,140,625
                                                                  -----------
                Environmental Control -- 0.3%
     37,500     Wheelabrator Technology Inc                           588,281
                                                                  -----------
                Food and Beverage -- 3.2%
     35,000     Anheuser Busch Cos Inc                              1,491,875
     12,500     Coors (Adolph) Co                                     460,938
     25,000     Cott Corp                                             239,063
      5,000     Darden Restaurants Inc                                 50,313
     42,500     Nestle SA ADR                                       2,477,104
     50,000     RJR Nabisco Holdings Corp                           1,740,625
      5,000     Sara Lee Corp                                         201,250
                                                                  -----------
                                                                    6,661,168
                                                                  -----------
                Health Care -- 1.9%
     32,500     Baxter International Inc                            1,728,594
     62,500     Beverly Enterprises Inc *                           1,019,531
      5,000     Haemonetics Corp *                                     91,250
      5,000     Johnson & Johnson                                     283,438
     42,500     Owens and Minor Holdings Co                           576,406
     15,000     Perrigo Co *                                          214,688
      5,625     Quest Diagnostics Inc *                               105,117
                                                                  -----------
                                                                    4,019,024
                                                                  -----------
                Insurance -- 5.8%
      7,500     Aetna Life and Casualty Co                            715,781
      7,500     Allmerica Financial Corp                              310,313
     22,500     Allstate Corp                                       1,643,906
     25,000     Chartwell Re Corp                                     856,250
      2,500     Cigna Corp                                            458,438
    127,500     Reliance Group Holdings Inc                         1,561,875
     50,000     Sedgwick Group ADR                                    500,000
    125,000     TIG Holdings Inc                                    3,906,249
     35,600     USF & G Corp                                          780,975
     20,000     Washington National Corp                              590,000
     75,000     Willis Corroon Group Plc ADR                          773,438
                                                                  -----------
                                                                   12,097,225
                                                                  -----------


2             See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                         Value($)
--------------------------------------------------------------------------------
                Machinery -- 0.9%
     42,500     Cincinnati Milacron Inc                             1,094,375
     10,000     FMC Corp *                                            830,625
                                                               ---------------
                                                                    1,925,000
                                                               ---------------
                Manufacturing -- 10.7%
     35,000     American Greetings Corp                             1,216,250
     27,500     Clayton Homes Inc                                     462,344
     22,500     Corning Inc                                         1,189,688
     32,500     General Electric Co                                 2,031,250
     41,000     Griffon Corp *                                        574,000
     46,000     IBM Corp                                            4,640,249
     15,000     Lafarge Corp                                          487,500
     89,500     Owens Corning                                       3,630,343
     27,500     Rockwell International Corp                         1,650,000
     22,500     Tenneco Inc                                         1,092,656
     30,000     United Technologies Corp                            2,341,875
    110,001     Westinghouse Electric Corp                          2,832,512
                                                               ---------------
                                                                   22,148,667
                                                               ---------------
                Metals and Mining -- 1.7%
      7,500     Alcan Aluminum Ltd                                    262,031
     50,000     Allegheny Teledyne Inc                              1,543,750
     32,500     Amcol International Corp                              552,500
      7,500     Asarco Inc                                            230,625
     10,000     Cyprus Amax Minerals Co                               252,500
      5,000     Newmont Mining Corp                                   211,563
     25,000     Pittston Minerals Group                               279,688
     10,000     Placer Dome Inc                                       166,250
                                                               ---------------
                                                                    3,498,907
                                                               ---------------
                Oil and Gas -- 7.8%
     10,000     Amerada Hess Corp                                     581,250
     20,000     Cabot Oil & Gas Corp, Class A                         463,750
      5,000     Dresser Industries Inc                                208,750
     35,000     Enron Oil & Gas                                       844,375
     37,488     Enserch Exploration Inc *                             337,389
     75,000     Lasmo Plc ADR                                         923,438
     25,000     Mitchell Energy, Class A                              621,875
     50,300     Mitchell Energy, Class B                            1,257,500

              See accompanying notes to the financial statements               3

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------
                Oil and Gas -- continued
     22,053     Monterey Resources Inc                                454,843
    112,500     Occidental Petroleum Corp                           2,636,718
      5,000     Questar Corp                                          200,000
     50,000     Santa Fe Energy Resources Inc                         553,125
      5,000     Texaco Inc                                            576,250
      5,000     Total SA                                              236,875
     35,000     Union Texas Petroleum Holdings Inc                    815,938
     30,000     Unocal Corp                                         1,171,875
     90,000     USX - Marathon Group                                2,930,624
     75,000     Westcoast Energy Inc                                1,434,375
                                                               ---------------
                                                                   16,248,950
                                                               ---------------

                Paper and Allied Products -- 0.5%
      5,000     Champion International Corp                           295,938
      7,500     International Paper Co                                395,625
      5,000     Weyerhaeuser Co                                       288,750
                                                               ---------------
                                                                      980,313
                                                               ---------------

                Pharmaceuticals -- 1.7%
      5,000     Glaxo Wellcome Plc ADR                                199,375
     25,000     Lilly (Eli) & Co                                    2,615,625
     15,000     Medpartners Inc *                                     320,625
     10,000     Smithkline Beecham Plc                                433,125
                                                               ---------------
                                                                    3,568,750
                                                               ---------------

                Primary Materials -- 0.1%
     12,500     Rubbermaid Inc                                        312,500
                                                               ---------------

                Primary Processing -- 0.9%
     25,000     Armco Inc *                                           148,438
      5,000     Dow Chemical Co                                       442,500
     10,000     Du Pont (EI) De Nemours & Co                          623,125
     20,000     Intermet Corp                                         346,250
     10,000     USX-US Steel Group Inc                                351,250
                                                               ---------------
                                                                    1,911,563
                                                               ---------------

                Real Estate -- 3.9%
     50,000     Amli Residential Properties Trust                   1,137,500
     35,000     Boston Properties Inc *                             1,043,439
     25,000     Crown American Realty Trust                           242,188
     85,000     JP Realty Inc                                       2,093,125
     25,000     Simon Debartolo Group Inc                             792,188

              See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares     Description                                         Value ($)
---------------------------------------------------------------------------------
                Real Estate -- continued
     77,500     Summit Properties Inc                               1,545,156
     50,000     Walden Residential Properties Inc                   1,193,750
                                                                  -----------
                                                                    8,047,346
                                                                  -----------
                Refining -- 0.4%
      7,500     Ashland Inc                                           375,938
     35,000     Quaker State Corp                                     542,500
                                                                  -----------
                                                                      918,438
                                                                  -----------
                Retail Trade -- 3.4%
     25,000     Costco Cos Inc *                                      901,563
     75,000     Federated Department Stores *                       3,149,999
     85,000     Wal Mart Stores Inc                                 3,017,499
                                                                  -----------
                                                                    7,069,061
                                                                  -----------
                Services -- 4.3%
     20,000     Cordiant Plc ADR                                      112,500
     37,500     Ogden Corp                                            869,531
     15,000     Pinkertons Inc                                        349,688
      5,000     Time Warner Inc                                       257,500
    200,000     Waste Management Inc                                6,399,999
    115,000     Waste Management International PLC ADR *              934,375
                                                                  -----------
                                                                    8,923,593
                                                                  -----------
                Technology -- 8.9%
     25,000     Avnet Inc                                           1,729,688
     10,000     Bay Networks Inc *                                    353,750
     22,500     Data General Corp *                                   808,594
     75,000     Digital Equipment Corp *                            3,224,999
     15,000     G TECH Holdings Corp *                                450,938
     17,500     Intel Corp                                          1,612,188
     10,000     Novell Inc *                                           93,750
     95,000     Storage Technology Corp *                           4,839,062
    137,500     Tandem Computers Inc *                              4,674,999
     10,000     Xerox Corp                                            755,000
                                                                  -----------
                                                                   18,542,968
                                                                  -----------
                Telecommunications -- 6.0%
      5,000     AT & T Corp                                           195,000
     32,500     Cox Communications, Class A *                         879,531
     90,000     GTE Corp                                            4,010,624

              See accompanying notes to the financial statements.              5

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                         Value ($)
---------------------------------------------------------------------------------
                Telecommunications -- continued
      5,000     Liberty Media Group, Class A                          131,875
     25,000     MCI Communications Corp                               712,500
     25,000     SBC Communications                                  1,359,389
     50,000     Tele-Communications, Class A                          875,000
     47,500     US West Inc                                         1,701,094
    125,000     US West Media Group *                               2,500,000
                                                                  -----------
                                                                   12,365,013
                                                                  -----------
                Tobacco -- 0.5%
     75,000     Imperial Tobacco Group Plc ADR                        939,008
                                                                  -----------
                Transportation -- 2.1%
     10,500     AMR Corp *                                          1,057,875
     70,000     Canadian Pacific                                    2,043,125
      7,500     Delta Air Lines Inc                                   648,750
     10,000     Ryder System Inc                                      356,875
      5,000     USAir Group Inc *                                     170,625
                                                                  -----------
                                                                    4,277,250
                                                                  -----------
                Utilities -- 9.2%
     35,000     Calpine Corp *                                        647,500
     20,000     Cinergy Corp                                          661,250
     25,000     DPL Inc                                               592,188
     62,500     Duke Power Co                                       3,027,343
     10,000     Energy Group PLC ADR                                  404,375
     60,000     Entergy Corp                                        1,488,750
     74,963     Houston Industries Inc                              1,518,001
     20,900     Illinova Corp                                         480,700
    112,500     Niagara Mohawk Power Corp *                         1,005,469
     10,000     Northeast Utilities                                   100,625
     25,000     Ohio Edison Co                                        550,000
     32,500     Pacificorp                                            674,375
     20,000     PG & E Corp                                           463,750
     25,000     Public Service Enterprise Group Inc                   620,313
     25,000     Southern Co                                           526,563
    105,625     Texas Utilities Co                                  3,683,671
     30,000     TransCanada Pipeline Ltd                              562,500
     85,000     Unicom Corp                                         2,008,125
                                                                  -----------
                                                                   19,015,498
                                                                  ===========

                TOTAL COMMON STOCKS  (COST  $131,521,188)         191,030,782
                                                                  -----------

6             See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


  Par Value($)/
    Shares          Description                                       Value ($)
--------------------------------------------------------------------------------
                    PREFERRED STOCKS -- 5.4%

                    Banking and Financial Services -- 0.1%
      5,000         Time Warner Financing Convertible $.31            195,000
                                                                   ----------

                    Metals and Mining -- 0.8%
      5,000         Battle Mountain Gold Convertible $3.25            249,375
     50,300         Freeport McMoran Corp $0.34                     1,499,569
                                                                   ----------
                                                                    1,748,944
                                                                   ----------

                    Oil and Gas -- 0.2%
     15,000         Atlantic Richfield Co Convertible 9.00%           356,250
                                                                   ----------

                    Paper and Allied Products -- 1.7%
     95,000         Fort James Corp Convertible 9.00%               3,621,874
                                                                   ----------

                    Primary Processing -- 0.1%
      5,000         Armco Inc Convertible $3.625                      250,625
                                                                   ----------

                    Refining -- 0.8%
     30,000         Unocal Corp Convertible 6.25% 144A              1,736,250
                                                                   ----------

                    Services -- 0.2%
     25,000         International Technology Corp
                    Convertible 7.00%                                 481,250
                                                                   ----------
                    Telecommunications -- 0.3%
     15,000         Sprint Corp Convertible 8.25%                     534,375
                                                                   ----------

                    Transportation -- 1.2%
     26,100         Navistar International Corp $6.00
     10,000         US Air Group Inc Convertible                    1,562,738
                    Series B $8.759                                   856,250
                                                                   ----------
                                                                    2,418,988
                                                                   ----------

                    TOTAL PREFERRED STOCKS  (COST $8,671,197)      11,343,556
                                                                   ----------

                    DEBT OBLIGATIONS -- 1.0%

                    Health Care -- 0.6%
   $2,500,000       Roche Holdings Inc, 0.00% due 4/20/10           1,200,000
                                                                   ----------

                    Oil and Gas -- 0.4%
   $1,000,000       Noram Energy Corp, 6.00% due 3/15/12              897,500
                                                                   ----------


                    TOTAL DEBT OBLIGATIONS  (COST  $1,855,832)      2,097,500
                                                                   ----------



                See accompanying notes to financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Par Value    Description                                        Value ($)
--------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 7.2%

                Cash Equivalents -- 5.7%
   $1,760,158   BankBoston Eurodollar Time Deposit, 5.7875% due
                9/2/97/(a)/                                         1,760,158
   $  244,891   First Union National Bank of North Carolina
                Eurodollar Time Deposit, 5.5625% due 9/2/97/(a)/      244,891
   $  734,672   Harris Bank and Trust Eurodollar Time Deposit,
                5.625% due 9/2/97/(a)/                                734,672
   $9,000,000   Prudential Securities Group Inc Master Note,
                5.8875% due 9/2/97/(a)/                             9,000,000
                                                                  -----------
                                                                   11,739,721
                                                                  -----------
                Repurchase Agreement -- 1.5%
   $3,073,181   Salomon Brothers Repurchase Agreement, dated
                8/29/97, due 9/2/97, with a maturity value of
                $3,074,906 and an effective yield of 5.05%,
                collateralized by U.S. Treasury Obligations
                with rates ranging from 5.00% to 6.75%, with
                maturity dates ranging from 2/15/99 to 8/15/26
                and with an aggregate market value of
                $3,143,603.                                         3,073,181
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENTS  (COST
                $14,812,902)                                       14,812,902
                                                                  -----------

                TOTAL INVESTMENTS -- 105.6%
                (COST $156,861,119)                               219,284,740

                Other Assets and Liabilities (net) -- (5.6)%      (11,555,233)
                                                                  -----------

                TOTAL NET ASSETS-- 100%                          $207,729,507
                                                                 ============

                Notes to the Schedule of Investments:

                ADR - American Depositary Receipt
                144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
               *  Non-income producing security.
            /(a)/ Represents investments of security lending
                  collateral (Note 1).



8             See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $156,861,119) (Note 1)              $219,284,740
   Receivable for investments sold                                      282,522
   Dividends and interest receivable                                    502,920
   Receivable for expenses waived or borne by Manager (Note 2)           39,356
                                                                   ------------

      Total assets                                                  220,109,538
                                                                   ------------

Liabilities:
   Payable for investments purchased                                    447,100
   Payable upon return of securities loaned (Note 1)                 11,739,721
   Payable to affiliate for (Note 2):
     Management fee                                                     129,427
     Shareholder service fee                                             25,874
   Accrued expenses                                                      37,909
                                                                   ------------

      Total liabilities                                              12,380,031
                                                                   ------------

Net assets                                                         $207,729,507
                                                                   ============

Net assets consist of:
   Paid-in-capital                                                 $116,965,400
   Accumulated undistributed net investment income                      843,392
   Accumulated undistributed net realized gain                       27,497,094
   Net unrealized appreciation                                       62,423,621
                                                                   ------------
                                                                   $207,729,507
                                                                   ============

Net assets attributable to:
   Class III shares                                                $207,729,507
                                                                   ============

Shares outstanding:
   Class III                                                         11,632,360
                                                                   ============

Net asset value per share:
   Class III                                                       $      17.86
                                                                   ============

              See accompanying notes to the financial statements.             9

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                       $ 2,931,866
   Interest (including securities lending income of $13,586)           161,149
                                                                   ------------

      Total income                                                   3,093,015
                                                                   ------------

Expenses:
   Management fee (Note 2)                                             847,830
   Audit fees                                                           23,484
   Custodian and transfer agent fees                                    21,413
   Registration fees                                                     7,188
   Legal fees                                                            5,229
   Trustees fees (Note 2)                                                1,059
   Miscellaneous                                                           629
   Fees waived or borne by Manager (Note 2)                           (228,568)
                                                                   ------------
                                                                       678,264
   Shareholder service fee (Note 2)
      Class III                                                        169,566
                                                                   ------------
      Net expenses                                                     847,830
                                                                   ------------

        Net investment income                                        2,245,185
                                                                   ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   27,845,315
                                                                   ------------

        Net realized gain                                           27,845,315
                                                                   ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    2,943,114
                                                                   ------------

        Net unrealized gain                                          2,943,114
                                                                   ------------

      Net realized and unrealized gain                              30,788,429
                                                                   ------------

Net increase in net assets resulting from operations               $33,033,614
                                                                   ============

10            See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------



                                                             Six Months Ended
                                                             August 31, 1997      Year Ended
                                                               (Unaudited)      February 28, 1997
                                                             ----------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $  2,245,185        $  4,658,349
   Net realized gain                                            27,845,315          18,434,364
   Change in net unrealized appreciation (depreciation)          2,943,114          17,227,189
                                                              ------------        ------------

   Net increase in net assets resulting from operations         33,033,614          40,319,902
                                                              ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                (2,339,999)         (4,445,572)
                                                              ------------        ------------
       Total distributions from net investment income           (2,339,999)         (4,445,572)
                                                              ------------        ------------
   Net realized gains
       Class III                                                (9,663,730)        (17,043,498)
                                                              ------------        ------------
       Total distributions from net realized gains              (9,663,730)        (17,043,498)
                                                              ------------        ------------

                                                               (12,003,729)        (21,489,070)
                                                              ------------        ------------
   Net share transactions: (Note 5)
       Class III                                               (45,883,602)          1,324,046
                                                              ------------        ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                       (45,883,602)          1,324,046
                                                              ------------        ------------

      Total increase (decrease) in net assets                  (24,853,717)         20,154,878

Net assets:
   Beginning of period                                         232,583,224         212,428,346
                                                              ------------        ------------


   End of period (including accumulated undistributed net
      investment income of $843,392 and $938,206,
      respectively)                                           $207,729,507        $232,583,224
                                                              ============        ============

              See accompanying notes to the financial statements.            11

GMO Fundamental Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                         Six Months Ended            Year Ended February 28/29,
                                         August 31, 1997  ------------------------------------------------
                                            (Unaudited)     1997      1996      1995      1994      1993
                                            ----------    --------   -------   -------   -------   -------
Net asset value, beginning
   of period                                 $ 16.33      $  15.04   $ 12.54   $ 12.49   $ 11.71   $ 10.82
                                             -------      --------   -------   -------   -------   -------

Income from investment operations:
   Net investment income                        0.18          0.33      0.37      0.34      0.27      0.30
   Net realized and unrealized gain             2.26          2.53      3.26      0.55      1.64      1.32
                                             -------      --------   -------   -------   -------   -------

      Total from investment
      operations                                2.44          2.86      3.63      0.89      1.91      1.62
                                             -------      --------   -------   -------   -------   -------

Less distributions to shareholders:
   From net investment income                  (0.17)        (0.32)    (0.37)    (0.32)    (0.28)    (0.30)
   From net realized gains                     (0.74)        (1.25)    (0.76)    (0.52)    (0.85)    (0.43)
                                             -------      --------   -------   -------   -------   -------

      Total distributions                      (0.91)        (1.57)    (1.13)    (0.84)    (1.13)    (0.73)
                                             -------      --------   -------   -------   -------   -------
Net asset value, end of period               $ 17.86      $  16.33   $ 15.04   $ 12.54   $ 12.49   $ 11.71
                                             =======      ========   =======   =======   =======   =======

Total Return/(a)/                              15.31%        20.03%    29.95%     7.75%    16.78%    15.66%

Ratios/Supplemental Data:
   Net assets, end of period (000's)        $207,730      $232,583  $212,428   $182,871  $147,767   $62,339
   Net expenses to average
      daily net assets                          0.75%*        0.75%     0.75%      0.75%     0.75%     0.73%
   Net investment income to average
      daily net assets                          1.99%*        2.15%     2.61%      2.84%     2.32%     2.77%
   Portfolio turnover rate                        10%           25%       34%        49%       65%       83%
   Average broker commission rate
      per equity share/(b)/                  $0.0674      $ 0.0590       N/A        N/A       N/A       N/A
   Fees and expenses voluntarily waived
      or borne by the Manager consisted
      of the following per share
      amounts:                               $  0.02      $   0.02   $  0.01    $  0.01   $  0.01    $ 0.03

*     Annualized.
/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

12            See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital growth through investment primarily in equity securities.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $11,260,103, collateralized by cash in the amount of $11,739,721, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)--(Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $150 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .75%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $1,059. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $21,498,027 and $83,556,415, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                             Gross Unrealized         Gross Unrealized          Net Unrealized
     Aggregate Cost            Appreciation             Depreciation             Appreciation
---------------------------------------------------------------------------------------------------
     $ 156,861,119             $ 65,890,956              $ 3,467,335             $ 62,423,621

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)--(Continued)
August 31, 1997
--------------------------------------------------------------------------------

4.   Principal shareholders

     At August 31, 1997, 93% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   Six Months Ended                   Year Ended
     Class III:                                     August 31, 1997                 February 29, 1997
                                             -----------------------------     --------------------------
                                                Shares           Amount           Shares         Amount
                                             ------------     ------------     -----------     ----------
     Shares sold                                   5,670     $    100,000           7,028     $   107,000
     Shares issued to shareholders
       in reinvestment of distributions          587,700       10,016,398       1,161,012      17,805,046
     Shares repurchased                       (3,207,188)     (56,000,000)     (1,045,307)    (16,588,000)
                                             ------------     ------------     -----------     -----------
     Net increase (decrease)                  (2,613,818)    $(45,883,602)        122,733     $ 1,324,046
                                             ============     =============    ===========     ===========

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

Par Value ($)/
    Shares         Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 100.0%
      518,570      GMO Core Fund (Class III Shares)                                10,008,400
      371,774      GMO Currency Hedged International Core Fund (Class III Shares)   4,665,765
    1,112,286      GMO Domestic Bond Fund (Class III Shares)                       11,467,667
       80,083      GMO Emerging Country Debt Fund (Class III Shares)                1,068,309
      318,066      GMO Emerging Markets Fund (Class III Shares)                     4,138,041
       91,342      GMO Growth Fund (Class III Shares)                                 419,261
      110,004      GMO Inflation Indexed Bond Fund (Class III Shares)               1,124,236
       93,508      GMO International Bond Fund (Class III Shares)                   1,018,303
      206,140      GMO International Core Fund (Class III Shares)                   5,040,116
       38,851      GMO International Small Companies Fund (Class III Shares)          543,912
      286,810      GMO REIT Fund (Class III Shares)                                 3,831,782
      214,739      GMO Small Cap Growth Fund (Class III Shares)                     2,684,238
      152,344      GMO Small Cap Value Fund (Class III Shares)                      2,780,272
    1,271,234      GMO U.S. Bond/Global Alpha A Fund (Class III Shares)            13,424,235
      105,596      GMO Value Fund (Class III Shares)                                1,648,347
                                                                                  -----------

                   TOTAL MUTUAL FUNDS  (COST $61,597,727)                          63,862,884
                                                                                  -----------

                   SHORT-TERM INVESTMENT -- 0.0%

                   Repurchase Agreement -- 0.0%
    $   6,708      Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                   9/2/97, with a maturity value of $6,712 and an effective
                   yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate
                   market value of $6,862.                                              6,708
                                                                                  -----------

                   TOTAL SHORT-TERM INVESTMENTS (COST $6,708)                           6,708
                                                                                  -----------

                   TOTAL INVESTMENTS -- 100.0%
                   (Cost $61,604,435)                                              63,869,592

                   Other Assets and Liabilities (net) -- 0.0%                            (336)
                                                                                  -----------

                   TOTAL NET ASSETS-- 100%                                        $63,869,256
                                                                                  ===========


               See accompanying notes to the financial statements.             1

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $61,604,435) (Note 1)                                $63,869,592
   Receivable for expenses waived or borne by Manager (Note 2)                           16,793
                                                                                    ------------

       Total assets                                                                  63,886,385
                                                                                    ------------

Liabilities:
   Payable to affiliate for (Note 2):
      Shareholder service fee                                                             3,383
   Accrued expenses                                                                      13,746
                                                                                    ------------

       Total liabilities                                                                 17,129
                                                                                    ------------

Net assets                                                                          $63,869,256
                                                                                    ============

Net assets consist of:
   Paid-in-capital                                                                  $58,388,148
   Accumulated undistributed net investment income                                      433,389
   Accumulated undistributed net realized gain                                        2,782,562
   Net unrealized appreciation                                                        2,265,157
                                                                                    ============
                                                                                    $63,869,256
                                                                                    ============

Net assets attributable to:
   Class I shares                                                                   $14,107,807
                                                                                    ============
   Class II shares                                                                  $34,592,428
                                                                                    ============
   Class III shares                                                                 $15,169,021
                                                                                    ============

Shares outstanding:
   Class I                                                                            1,160,947
                                                                                    ============
   Class II                                                                           2,844,780
                                                                                    ============
   Class III                                                                          1,247,141
                                                                                    ============

Net asset value per share:
   Class I                                                                          $     12.15
                                                                                    ============
   Class II                                                                         $     12.16
                                                                                    ============
   Class III                                                                        $     12.16
                                                                                    ============

2                      See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                          $  447,920
   Interest                                                                               1,935
                                                                                     -----------

       Total income                                                                     449,855
                                                                                     -----------

Expenses:
   Custodian and transfer agent fees                                                     12,191
   Registration fees                                                                      8,214
   Audit fees                                                                             7,576
   Legal fees                                                                               786
   Trustees fees (Note 2)                                                                   171
   Fees waived or borne by Manager (Note 2)                                             (28,938)
                                                                                     -----------
                                                                                             --
   Shareholder service fee (Note 2)
       Class I                                                                            6,619
       Class II                                                                           9,847
                                                                                     -----------
       Net expenses                                                                      16,466
                                                                                     -----------

          Net investment income                                                         433,389
                                                                                     -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                      104,856
       Realized gain distributions from investment company shares                     2,683,941
                                                                                     -----------

          Net realized gain                                                           2,788,797
                                                                                     -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                    1,491,067
                                                                                     -----------

          Net unrealized gain                                                         1,491,067
                                                                                     -----------

       Net realized and unrealized gain                                               4,279,864
                                                                                     -----------

Net increase in net assets resulting from operations                                 $4,713,253
                                                                                     ===========


              See accompanying notes to the financial statements.             3

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)



Statement of Changes in Net Assets
--------------------------------------------------------------------------------




                                               Six Months Ended      Period from July 29, 1996
                                               August 31, 1997      (commencement of operations)
                                                (Unaudited)              February 28, 1997
                                               ----------------     ----------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                         $  433,389                $   64,042
   Net realized gain                              2,788,797                   206,668
   Change in net unrealized appreciation
      (depreciation)                              1,491,067                   774,090
                                                 -----------               -----------

   Net increase in net assets resulting
      from operations                              4,713,253                 1,044,800
                                                 -----------               -----------

Distributions to shareholders from:
   Net investment income
       Class I                                            --                   (64,042)
                                                 -----------               -----------
       Total distributions from net
       investment income                                  --                   (64,042)
                                                 -----------               -----------
   In excess of net investment income
       Class I                                            --                    (1,958)
                                                 -----------               -----------
       Total distributions in excess of
       net investment income                              --                    (1,958)
                                                 -----------               -----------
   Net realized gains
       Class I                                       (31,446)                  (48,900)
       Class II                                      (90,795)                       --
       Class III                                     (39,804)                       --
                                                 -----------               -----------
       Total distributions from net
       realized gains                               (162,045)                  (48,900)
                                                 -----------               -----------

                                                    (162,045)                 (114,900)
                                                 -----------               -----------
   Net share transactions: (Note 5)
       Class I                                     6,467,806                 6,386,281
       Class II                                   17,216,657                13,891,398
       Class III                                  14,426,006                        --
                                                 -----------               -----------
   Increase in net assets resulting from
      net share transactions                      38,110,469                20,277,679
                                                 -----------               -----------

      Total increase in net assets                42,661,677                21,207,579

Net assets:
   Beginning of period                            21,207,579                        --
                                                 -----------               -----------


   End of period (including accumulated
      undistributed net investment income
      of $433,389 and $0, respectively)          $63,869,256               $21,207,579
                                                 ===========               ===========


4             See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)



Financial Highlights
(For a Class I share outstanding throughout each period)
-------------------------------------------------------------------------------

                                                   Six Months Ended       Period from July 29, 1996
                                                    August 31, 1997      (commencement of operations)
                                                      (Unaudited)           to February 28, 1997
                                                    ---------------      ----------------------------
Net asset value, beginning of period                    $ 11.19                      $10.00
                                                        --------                     -------


Income from investment operations:
   Net investment income (b)                               0.08                        0.22
   Net realized and unrealized gain                        0.91                        1.35
                                                        --------                     -------

      Total from investment operations                     0.99                        1.57
                                                        --------                     -------


Less distributions to shareholders:
   From net investment income                                --                       (0.22)
   From net realized gains                                (0.03)                      (0.16)
                                                        --------                     -------

      Total distributions                                 (0.03)                      (0.38)
                                                        --------                     -------
Net asset value, end of period                          $ 12.15                      $11.19
                                                        ========                     =======

Total Return/(a)/                                          8.86%                      15.85%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $14,108                      $6,848
   Net expenses to average daily net assets                0.13%*                      0.15%*
   Net investment income to average daily net
      assets/(b)/                                          1.83%*                      2.75%*
   Portfolio turnover rate                                   18%                         33%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $  0.01                      $ 0.03

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

*  Annualized.

              See accompanying notes to the financial statements.             5

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                    Six Months Ended    Period from December 31, 1996
                                                    August 31, 1997     (commencement of operations)
                                                      (Unaudited)          to February 28, 1997
                                                    ----------------    ----------------------------
Net asset value, beginning of period                    $11.19                    $ 10.86
                                                        -------                   --------

Income from investment operations:
   Net investment income (b)                              0.09                         --
   Net realized and unrealized gain                       0.91                       0.33
                                                        -------                   --------

      Total from investment operations                    1.00                       0.33
                                                        -------                   --------

Less distributions to shareholders:
   From net realized gains                               (0.03)                         --
                                                        -------                   --------
      Total distributions                                (0.03)                         --
                                                        -------                   --------
Net asset value, end of period                          $12.16                    $ 11.19
                                                        =======                   ========

Total Return/(a)/                                         8.95%                      3.04%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $34,592                   $14,359
   Net expenses to average daily net assets               0.07%*                     0.07%*
   Net investment income to average daily net
      assets/(b)/                                         1.84%*                    (0.07)%*
   Portfolio turnover rate                                  18%                        33%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $ 0.01                    $  0.01


/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

/(b)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

  *   Annualized.





6              See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                       Period from June 2, 1997
                                                                       (commencement of operations)
                                                                          to August 31, 1997
                                                                             (Unaudited)
                                                                       -------------------------
Net asset value, beginning of period                                            $ 11.56
                                                                                --------
Income from investment operations:
   Net investment income (b)                                                       0.06
   Net realized and unrealized gain                                                0.57
                                                                                --------

      Total from investment operations                                             0.63
                                                                                --------
Less distributions to shareholders:
   From net realized gains                                                        (0.03)
                                                                                --------

      Total distributions                                                         (0.03)
                                                                                --------
Net asset value, end of period                                                  $ 12.16
                                                                                ========

Total Return (a)                                                                   5.47%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                            $15,169
   Net expenses to average daily net assets                                        0.00%*
   Net investment income to average daily net assets (b)                           2.20%*
   Portfolio turnover rate                                                           18%
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                              $  0.01

(a)Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
*  Annualized.






           See accompanying notes to the financial statements.                7

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
-------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Balanced Allocation Fund (the "Fund"), which commenced operations on July 29, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO Global Balanced Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     The Fund offers three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.


     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .35% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. Prior to June 30, 1997, the premium on cash purchases was .31% and the fee on cash redemptions was .03%. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997 the Fund

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     received $89,703 in purchase premiums and no redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .13% for Class I shares and .07% for Class II shares. No shareholder service fee is charged for Class III shares.

     GMO has agreed to reimburse all expenses until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses). Prior to November 25, 1996, GMO had agreed to reimburse these expenses to the extent that the Fund's annual expenses exceeded .05% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $171. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $49,406,554 and $8,253,015, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                          Gross Unrealized     Gross Unrealized      Net Unrealized
       Aggregate Cost       Appreciation         Depreciation         Appreciation
     ------------------  -------------------   ------------------  ------------------
        $ 61,604,435         $2,393,120            $127,963            $2,265,157



4.   Principal shareholders

     At August 31, 1997, 74% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                                             Period from July 29, 1996
                                                              Six Months Ended              (commencement of operations)
       Class I:                                                August 31,1997                   to February 28, 1997
                                                      --------------------------------     -------------------------------
                                                         Shares            Amount            Shares            Amount
                                                      --------------    --------------    -------------    ---------------
      Shares sold                                        548,802        $  6,466,367           601,548     $   6,271,381
      Shares issued to shareholders in
           reinvestment of distributions                   2,586              31,446            10,580           114,900
      Shares repurchased                                  (2,569)            (30,007)             --                --
                                                      --------------    --------------    -------------    ---------------
      Net increase                                       548,819        $  6,467,806           612,128     $   6,386,281
                                                      ==============    ==============    =============    ===============


                                                                                          Period from December 31, 1996
                                                             Six Months Ended             (commencement of operations)
    Class II:                                                 August 31,1997                  to February 28, 1997
                                                      -------------------------------    --------------------------------
                                                         Shares           Amount            Shares            Amount
                                                      --------------   --------------    --------------   ---------------
    Shares sold                                         1,554,303      $  17,130,385         1,283,396    $  13,891,398
    Shares issued to shareholders in
            reinvestment of distributions                   7,391             89,950            --               --

    Shares repurchased                                       (310)            (3,678)           --               --
                                                      --------------    --------------    -------------    ---------------
    Net increase                                        1,561,384       $ 17,216,657         1,283,396     $  13,891,398
                                                      ==============    ==============    =============    ===============


                                                         Period from June 2, 1997
                                                       (commencement of operations)
    Class III:                                              to August 31, 1997
                                                      --------------------------------
                                                         Shares            Amount
                                                      --------------   ---------------
    Shares sold                                         1,243,871    $   14,386,202
    Shares issued to shareholders in
            reinvestment of distributions                   3,270            39,804
    Shares repurchased                                      --                --
                                                      --------------   ----------------
    Net increase                                        1,247,141      $ 14,426,006
                                                      ==============   ================

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


 Par Value($)/
    Shares       Description                                                        Value ($)
-------------------------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 100.0%
    670,376      GMO Core Fund (Class III Shares)                                   12,938,263
    226,863      GMO Currency Hedged International Core Fund (Class III Shares)      2,847,129
     52,761      GMO Emerging Country Debt Fund (Class III Shares)                     703,832
    267,529      GMO Emerging Markets Fund (Class III Shares)                        3,480,549
     94,703      GMO Growth Fund (Class III Shares)                                    434,689
     76,185      GMO Inflation Indexed Bond Fund (Class III Shares)                    778,613
     70,313      GMO International Bond Fund (Class III Shares)                        765,711
    248,888      GMO International Core Fund (Class III Shares)                      6,085,320
     37,370      GMO International Small Companies Fund (Class III Shares)             523,180
    241,385      GMO REIT Fund (Class III Shares)                                    3,224,903
    218,595      GMO Small Cap Growth Fund (Class III Shares)                        2,732,435
    147,699      GMO Small Cap Value Fund (Class III Shares)                         2,695,503
    143,663      GMO U.S. Bond/Global Alpha A Fund (Class III Shares)                1,517,079
    117,151      GMO Value Fund (Class III Shares)                                   1,828,732
                                                                                   -----------

                 TOTAL MUTUAL FUNDS  (COST $39,270,154)                             40,555,938
                                                                                   -----------

                 SHORT-TERM INVESTMENT -- 0.0%

                 Repurchase Agreement -- 0.0%
    $ 9,636      Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                 9/2/97, with a maturity value of $9,641 and an effective
                 yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate market
                 value of $9,856.                                                        9,636
                                                                                   -----------

                 TOTAL SHORT-TERM INVESTMENTS  (COST $9,636)                             9,636
                                                                                   -----------

                 TOTAL INVESTMENTS -- 100.0%
                 (Cost $39,279,790)                                                 40,565,574

                 Other Assets and Liabilities (net) -- 0.0%                              3,053
                                                                                   -----------

                 TOTAL NET ASSETS -- 100%                                          $40,568,627
                                                                                   ===========

              See accompanying notes to the financial statements.             1

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $39,279,790) (Note 1)                     $40,565,574
   Receivable for expenses waived or borne by Manager (Note 2)                16,765
                                                                         -----------

       Total assets                                                       40,582,339
                                                                         -----------

Liabilities:
   Payable to affiliate for (Note 2):
      Shareholder service fee                                                    129
   Accrued expenses                                                           13,583
                                                                         -----------

       Total liabilities                                                      13,712
                                                                         -----------

Net assets                                                               $40,568,627
                                                                         ===========

Net assets consist of:
   Paid-in-capital                                                       $36,011,348
   Accumulated undistributed net investment income                           235,779
   Accumulated undistributed net realized gain                             3,035,716
   Net unrealized appreciation                                             1,285,784
                                                                         ===========
                                                                         $40,568,627
                                                                         ===========

Net assets attributable to:
   Class I shares                                                        $ 1,226,782
                                                                         ===========
   Class III shares                                                      $39,341,845
                                                                         ===========

Shares outstanding:
   Class I                                                                   108,248
                                                                         ===========
   Class III                                                               3,469,237
                                                                         ===========

Net asset value per share:
   Class I                                                               $     11.33
                                                                         ===========
   Class III                                                             $     11.34
                                                                         ===========

2                      See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                          $  235,452
   Interest                                                                                 748
                                                                                     -----------

       Total income                                                                     236,200
                                                                                     -----------

Expenses:
   Registration fees                                                                      9,818
   Audit fees                                                                             8,106
   Custodian and transfer agent fees                                                      7,977
   Legal fees                                                                               775
   Trustees fees (Note 2)                                                                   171
   Miscellaneous                                                                            168
   Fees waived or borne by Manager (Note 2)                                             (27,015)
                                                                                     -----------
                                                                                             --
   Shareholder service fee (Note 2)
       Class I                                                                              413
                                                                                     -----------
       Net expenses                                                                         413
                                                                                     -----------

          Net investment income                                                         235,787
                                                                                     -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                       73,548
       Realized gain distributions from investment company shares                     3,087,507
                                                                                     -----------

          Net realized gain                                                           3,161,055
                                                                                     -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                      908,152
                                                                                     -----------

          Net unrealized gain                                                           908,152
                                                                                     -----------

       Net realized and unrealized gain                                               4,069,207
                                                                                     -----------

Net increase in net assets resulting from operations                                 $4,304,994
                                                                                     ===========

              See accompanying notes to the financial statements.             3

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 Six Months               Period from
                                                   Ended               November 25, 1996
                                                 August 31,             (commencement of
                                                    1997                  operations)
                                                (Unaudited)           to February 28, 1997
                                               ---------------      -------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                        $   235,787               $   202,369
   Net realized gain                              3,161,055                   672,205
   Change in net unrealized appreciation
      (depreciation)                                908,152                   377,632
                                                -----------               -----------

   Net increase in net assets resulting
      from operations                             4,304,994                 1,252,206
                                                -----------               -----------

Distributions to shareholders from:
   Net investment income
       Class III                                         --                  (202,377)
                                                -----------               -----------
       Total distributions from net
       investment income                                 --                  (202,377)
                                                -----------               -----------
   Net realized gains
       Class I                                      (17,980)                       --
       Class III                                   (644,646)                 (134,918)
                                                -----------               -----------
       Total distributions from net
       realized gains                              (662,626)                 (134,918)
                                                -----------               -----------

                                                   (662,626)                 (337,295)
                                                -----------               -----------
   Net share transactions: (Note 5)
       Class I                                    1,163,492                        --
       Class III                                  4,976,188                29,871,668
                                                -----------               -----------
   Increase in net assets resulting from
      net share transactions                      6,139,680                29,871,668
                                                -----------               -----------

      Total increase in net assets                9,782,048                30,786,579

Net assets:
   Beginning of period                           30,786,579                        --
                                                -----------               -----------


   End of period (including accumulated
      undistributed net investment income
      of $235,779 and distributions in
      excess of net investment income
      $8, respectively)                         $40,568,627               $30,786,579
                                                ===========               ===========

4                      See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                     Period from April 30, 1997
                                                                          (commencement of
                                                                           operations) to
                                                                           August 31, 1997
                                                                            (Unaudited)
                                                                     --------------------------
Net asset value, beginning of period                                           $10.24
                                                                               -------


Income from investment operations:
   Net investment income (b)                                                     0.04
   Net realized and unrealized gain                                              1.24
                                                                               -------

      Total from investment operations                                           1.28
                                                                               -------

Less distributions to shareholders:
   From net realized gains                                                      (0.19)
                                                                               -------

      Total distributions                                                       (0.19)
                                                                               -------
Net asset value, end of period                                                 $11.33
                                                                               =======

Total Return/(a)/                                                               12.51%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                           $1,227
   Net expenses to average daily net assets                                      0.13%*
   Net investment income to average daily net assets/(b)/                        1.30%*
   Portfolio turnover rate                                                         14%
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                             $ 0.01

/(a)/ Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
/(b)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

*  Annualized.

              See accompanying notes to the financial statements.             5

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                            Period from
                                                      Six Months         November 25, 1996
                                                         Ended           (commencement of
                                                    August 31, 1997         operations)
                                                      (Unaudited)      to February 28, 1997
                                                    ---------------    --------------------
Net asset value, beginning of period                    $ 10.30                $ 10.00
                                                        -------                -------


Income from investment operations:
   Net investment income (b)                               0.07                   0.12
   Net realized and unrealized gain                        1.16                   0.38
                                                        -------                -------

      Total from investment operations                     1.23                   0.50
                                                        -------                -------


Less distributions to shareholders:
   From net investment income                                --                  (0.12)
   From net realized gains                                (0.19)                 (0.08)
                                                        -------                -------

      Total distributions                                 (0.19)                 (0.20)
                                                        -------                -------
Net asset value, end of period                          $ 11.34                $ 10.30
                                                        =======                =======

Total Return/(a)/                                         11.96%                  5.09%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $39,342                $30,787
   Net expenses to average daily net assets                0.00%*                 0.00%*
   Net investment income to average daily net
      assets/(b)/                                          1.29%*                 3.21%*
   Portfolio turnover rate                                   14%                    10%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $  0.01                $  0.01

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

*  Annualized.

6                      See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global (U.S.+) Equity Allocation Fund (the "Fund"), which commenced operations on November 25, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     The Fund offers three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation

     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .47% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. Prior to June 30, 1997, the premium on cash purchases was .42% and the fee on cash redemptions was .05%. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $35,943 in purchase premiums and $1,531 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .13% for Class I shares and .07% for Class II shares. No shareholder service fee is charged for Class III shares.

     GMO has agreed to reimburse all expenses until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $171. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $13,740,792 and $4,958,268, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                Gross Unrealized         Gross Unrealized        Net Unrealized
         Aggregate Cost           Appreciation             Depreciation           Appreciation
       --------------------    --------------------     -------------------     ------------------
          $ 39,279,790             $ 1,741,475              $ 455,691              $ 1,285,784

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


4.   Principal shareholders

     At August 31, 1997, 49% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   Period from April 30, 1997
                                                  (commencement of operations)
    Class I:                                            to August 31, 1997
                                                ---------------------------------
                                                     Shares            Amount
                                                ---------------   ---------------
    Shares sold                                     106,668         $1,145,512
    Shares issued to shareholders in
      reinvestment of distributions                   1,580             17,980
    Shares repurchased                                --                --
                                                ---------------   ---------------
    Net increase                                    108,248         $1,163,492
                                                ===============   ===============

                                                                                      Period from November 25, 1996
                                                           Six Months Ended           (commencement of operations)
     Class III:                                            August 31, 1997                to February 28, 1997
                                                 --------------------------------   ---------------------------------
                                                    Shares             Amount            Shares            Amount
                                                 --------------   ---------------   ---------------   ---------------
    Shares sold                                     677,223         $7,121,850         3,086,368        $30,859,765
    Shares issued to shareholders in
      reinvestment of distributions                  16,835            191,584            --                 --
    Shares repurchased                             (213,689)        (2,337,246)          (97,500)          (988,097)

                                                 --------------   ---------------   ---------------   ---------------
    Net increase                                    480,369         $4,976,188         2,988,868        $29,871,668
                                                ===============   ===============   ===============   ===============

GMO Growth Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares       Description                                          Value ($)
--------------------------------------------------------------------------------
                COMMON STOCKS -- 95.6%

                Advertising -- 0.2%
      6,900     Interpublic Group Inc                                 336,375
                                                                   -----------

                Aerospace -- 0.9%
      3,800     Allied Signal Inc                                     313,738
     20,200     Raytheon Co                                         1,111,000
        500     Teleflex Inc                                           15,844
      4,600     Thiokol Corp                                          366,275
                                                                   -----------
                                                                    1,806,857
                                                                   -----------

                Automotive -- 0.4%
      1,200     Bandag Inc                                             63,975
      3,400     Borg Warner Automotive Inc                            177,225
        800     Breed Technologies Inc                                 17,000
      8,650     Genuine Parts Co                                      267,069
      4,900     Lear Corp *                                           224,481
                                                                   -----------
                                                                      749,750
                                                                   -----------

                Banking and Financial Services -- 6.5%
     11,500     Ahmanson (HF) & Co                                    583,625
      3,000     Alex Brown Inc                                        254,063
      2,350     Amsouth Bancorp                                        98,847
      7,600     BankBoston Corp                                       631,750
      2,100     Bankers Trust New York Corp                           217,875
      5,800     Barnett Banks Inc                                     395,125
      5,996     Bear Stearns Inc                                      237,223
      5,200     Beneficial Corp                                       372,125
     17,200     Charles Schwab & Co Inc                               729,925
      5,900     Chase Manhattan Corp                                  656,006
      4,900     City National Corp                                    136,894
      2,001     Comdisco Inc                                           54,395
      1,000     Credit Acceptance Corp *                               14,125
     10,000     Dime Bancorp Inc                                      193,125
      7,100     Edwards (AG) Inc                                      282,225
        900     Fleet Financial Group Inc                              57,994
      6,800     Franklin Resources Inc                                526,150
      1,900     Golden State Bancorp *                                 54,863
      2,500     Greenpoint Financial Corp                             153,906
      8,800     Hibernia Corporation, Class A                         133,650
        700     John Nuveen and Co Inc, Class A                        21,306
        500     Liberty Financial Cos                                  24,781

              See accompanying notes to the financial statements.              1

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                Banking and Financial Services -- continued
      8,300     MGIC Investment Corp                                  417,594
     27,900     Morgan Stanley Dean Witter Discover & Co            1,342,688
      3,000     Paine Webber Group Inc                                115,313
      2,200     Peoples Heritage Finance Group Inc                     81,950
      9,500     PNC Bank Corp                                         410,875
        600     Popular Inc                                            25,950
      8,600     Providian Financial Corp                              320,350
      7,300     Rowe (T) Price & Associates Inc                       401,500
        800     Sunamerica Inc                                         43,100
     53,197     Travelers Group Inc                                 3,378,010
        180     Washington Federal Inc                                  4,905
      8,300     Washington Mutual Inc                                 496,963
                                                               --------------
                                                                   12,869,176
                                                               --------------

                Chemicals -- 0.8%
        300     Betzdearborn Inc                                       19,556
      5,600     Great Lakes Chemical Corp                             260,400
      2,300     Lubrizol Corp                                         100,769
     10,900     Morton International Inc                              362,425
      5,800     Praxair Inc                                           309,938
      2,900     Scherer (RP) Corp *                                   163,306
      9,300     Sherwin Williams Co                                   255,169
      8,900     Wellman Inc                                           202,475
                                                               --------------
                                                                    1,674,038
                                                               --------------

                Computer and Office Equipment -- 8.0%
    113,500     Compaq Computer Corp                                7,434,250
     33,700     EMC Corp *                                          1,729,231
     22,700     Gateway 2000 Inc                                      888,138
     32,600     Hewlett Packard Co                                  1,998,788
      5,000     Lexmark International Group Inc *                     175,000
     37,500     Micron Technology Inc *                             1,671,094
     25,600     Quantum Corp                                          897,600
      9,300     Silicon Graphics Inc *                                255,169
      5,400     Stratus Computer Inc *                                299,700
     10,600     Western Digital Corp                                  510,125
                                                               --------------
                                                                   15,859,095
                                                               --------------

                Construction -- 0.3%
     11,900     Home Depot Inc                                        561,531
      1,300     McDermott International Inc                            41,925
                                                               --------------
                                                                      603,456
                                                               --------------

2                See accompanying notes to financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                      Value ($)
--------------------------------------------------------------------------------
                Consumer Goods -- 5.5%
      1,500     Avon Products Inc                                      96,094
      1,400     Block Drug Co Inc, Class A                             66,500
     18,600     Callaway Golf Co                                      626,588
      3,300     Clorox Co                                             433,125
     18,600     Colgate-Palmolive Co                                1,167,150
      3,200     Department 56 Inc *                                    87,400
      6,700     Eastman Kodak Co                                      438,013
      5,200     First Brands Corp                                     129,675
      6,900     Fortune Brands Inc                                    237,188
      2,400     Hasbro Inc                                             64,500
      2,200     Hon Industries Inc                                    128,700
     11,400     Jones Apparel Group Inc                               572,138
      2,100     Kinetic Concepts Inc                                   38,588
      5,300     Kohls Corp *                                          365,369
      4,700     Lancaster Colony Corp                                 243,519
      4,200     Liz Claiborne Inc                                     187,163
     12,300     Miller Herman Inc                                     636,525
     11,400     Newell Co                                             448,875
      8,100     Nike Inc, Class B                                     432,338
      1,000     Nine West Group Inc *                                  42,250
     17,200     Procter and Gamble Co                               2,288,675
      8,600     Reebok International Ltd                              377,863
      8,500     Russell Corp                                          242,250
      8,900     Sunbeam Corp                                          391,600
      3,300     Technology Data Corp *                                128,494
      6,300     Terra Industries Inc                                   84,263
      6,900     Unifi Inc                                             264,788
      7,300     VF Corp                                               645,138
      3,400     Wallace Computer Services                             105,400
                                                               --------------
                                                                   10,970,169
                                                               --------------

                Electronic Equipment -- 5.3%
      1,800     3 Com Corp *                                           89,888
      6,400     Adaptec Inc                                           307,200
      7,000     ADC Telecommunications Inc                            259,875
     14,100     Altera Corp                                           750,825
     31,700     American Power Conversion Corp *                      832,125
        200     Andrew Corp                                             4,975

              See accompanying notes to the financial statements.              3

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares       Description                                       Value ($)
--------------------------------------------------------------------------------
                Electronic Equipment -- continued
      2,400     Atmel Corp *                                           84,900
     14,800     Cypress Semiconductor Corp *                          262,700
      7,100     Dallas Semiconductor Corp                             272,019
        200     Diebold Inc                                             9,275
        700     Hubbell Inc, Class B                                   32,113
        900     Integrated Device Technology Inc *                     12,263
      4,100     Lattice Semiconductor Corp *                          261,119
     10,100     Linear Technology Corp                                662,181
      3,400     Litton Industries *                                   169,575
      5,900     LSI Logic *                                           189,906
     12,600     Maxim Integrated Products Inc *                       870,975
     11,000     Microchip Technology Inc                              444,813
      4,900     Molex Inc                                             191,713
     37,600     Motorola Inc                                        2,758,900
      3,200     Perkin Elmer Corp                                     236,800
     13,100     Read Rite Corp *                                      375,806
      1,700     Sanmina Corp *                                        134,725
      2,700     Tellabs Inc                                           161,156
      6,400     Texas Instruments                                     727,200
      4,400     Vishay Intertechnology Inc                            117,425
      5,400     Xilinx Inc *                                          256,500
                                                               --------------
                                                                   10,476,952
                                                               --------------

                Environmental Control -- 0.1%
     15,900     Wheelabrator Technology Inc                           249,431
                                                               --------------

                Food and Beverage -- 5.7%
      7,471     Archer Daniels Midland Co                             161,555
    131,100     Coca Cola Co                                        7,513,669
     36,900     Coca Cola Enterprises Inc                           1,014,750
      8,900     CPC International Inc                                 793,213
      1,200     Darden Restaurants Inc                                 12,075
        400     Dean Foods Co                                          17,750
      6,700     Flowers Industries Inc                                123,950
      6,300     IBP Inc                                               144,506
      6,000     Pepsico Inc                                           216,000
     11,500     RJR Nabisco Holdings Corp                             400,344
      2,400     Sara Lee Corp                                          96,600
      3,700     Smith Food and Drug Center, Class B *                 202,575
      2,500     Unilever NV ADR                                       503,125

4             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares       Description                                       Value ($)
--------------------------------------------------------------------------------
                Food and Beverage -- continued
      1,500     Universal Corp                                         54,563
      7,600     Whitman Corp                                          186,200
                                                               --------------
                                                                   11,440,875
                                                               --------------

                Health Care -- 4.8%
      3,400     Bard (CR)                                             117,300
      2,700     Beckman Instruments Inc                               127,069
      3,800     Becton Dickinson & Co                                 182,163
     26,500     BioMet Inc                                            549,875
      9,950     Cardinal Health Inc                                   659,188
     67,600     Columbia HCA Healthcare Corp                        2,133,625
      1,400     Forest Laboratories Inc *                              57,488
     10,400     Health Care & Retirement *                            378,950
      3,600     Hillenbrand Industries Inc                            158,175
     32,700     Johnson & Johnson                                   1,853,681
      4,100     Laboratory Corporation America Holdings                10,763
      7,500     Lincare Holdings Inc *                                357,656
      9,400     Mallinckrodt Inc                                      341,925
      2,300     Marquette Medical Systems, Class A *                   59,513
      6,500     McKesson Corp                                         608,969
      8,500     Novacare Corp *                                       128,031
      7,500     Perrigo Co *                                          107,344
      7,800     Sofamor Denek Group Inc *                             373,913
      6,800     Stryker Corp                                          271,575
      4,695     Tenet Healthcare Corp *                               127,939
      7,500     United States Surgical Corp                           247,031
      5,500     Universal Health Services, Class B *                  240,969
      6,300     Vencor Inc *                                          252,788
      4,100     Wellpoint Health Network *                            222,938
                                                               --------------
                                                                    9,568,868
                                                               --------------

                Insurance -- 3.5%
     12,900     AFLAC Corp                                            710,306
      2,800     AMBAC Inc                                             226,275
      3,400     American Bankers Insurance Group                      224,400
        600     American International Group Inc                       56,625
      1,800     American National Insurance Co                        174,600
     17,600     Conseco Inc                                           756,800
        600     Equitable of Iowa Cos                                  39,075
     10,900     Foundation Health Systems *                           346,756

              See accompanying notes to the financial statements.              5

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investment -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                Insurance -- continued
      2,300     Fremont General Corp                                   91,713
      2,100     Horace Mann Educators Corp                            114,713
      9,800     Loews Corp                                            998,988
      5,000     MBIA Inc                                              566,250
          1     Pacificare Health Systems, Class A *                       53
      1,396     Pacificare Health Systems, Class B *                   95,452
      7,900     Progressive Corp                                      782,100
      2,300     Reliastar Financial Corp                              171,925
     12,800     Saint Paul Cos Inc                                    939,200
     11,800     Torchmark Corp                                        444,713
      3,900     Transatlantic Holding Inc                             275,681
                                                               --------------
                                                                    7,015,625
                                                               --------------

                Machinery -- 2.5%
     35,800     Applied Materials Inc *                             3,378,625
      1,300     Donaldson Co Inc                                       58,013
      8,500     Lam Research Corp *                                   480,250
        300     Nordson Corp                                           17,325
      5,700     Novellus System Inc *                                 653,363
     14,800     Oakley Inc                                            180,375
      1,600     Smith International Inc *                             116,400
        800     Tecumseh Products Co, Class B                          43,200
      2,500     US Filter Corp *                                       90,000
                                                               --------------
                                                                    5,017,551
                                                               --------------

                Manufacturing -- 3.4%
      9,400     American Greetings Corp                               326,650
      2,600     Corning Inc                                           137,475
      5,500     Crane Co                                              242,688
     40,046     Gillette Co                                         3,316,309
        400     IBM Corp                                               40,350
      9,300     Leggett & Platt Inc                                   399,900
     15,700     Owens Illinois Inc *                                  546,556
      6,200     Trinity Industries Inc                                246,450
     20,000     Tyco International Ltd *                            1,568,750
                                                               --------------
                                                                    6,825,128
                                                               --------------

                Metals and Mining -- 0.1%
      6,600     Timken Co                                             247,088
                                                               --------------

6             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

   Shares       Description                                       Value ($)
--------------------------------------------------------------------------------
                Oil and Gas -- 2.8%
      6,500     Apache Corp                                           257,969
      8,800     Atlantic Richfield Co                                 660,000
        400     BJ Services Co *                                       28,900
        900     Columbia Natural Gas Systems Inc                       59,400
      4,800     El Paso Natural Gas Co                                270,000
          1     Enserch Exploration Inc *                                   3
        100     FINA Inc, Class A                                       6,600
      2,100     National Fuel Natural Gas Co                           93,319
      2,600     Pennzoil Co                                           200,688
      6,800     Phillips Petroleum Co                                 323,425
      1,400     Pioneer Natural Resources Co *                         55,913
     10,000     Santa Fe Energy Resources Inc                         110,625
      7,100     Schlumberger Ltd                                      540,931
      8,200     Sonat Inc                                             408,463
      2,000     Texaco Inc                                            230,500
     11,400     Union Pacific Resources Group                         285,000
      4,800     Union Texas Petroleum Holdings Inc                    111,900
     15,400     Unocal Corp                                           601,563
     36,100     USX - Marathon Group                                1,175,506
      5,000     Williams Co Inc                                       232,813
                                                                  -----------
                                                                    5,653,518
                                                                  -----------
                Paper and Allied Products -- 0.1%
        900     Plum Creek Timber Co Limited Partnership               29,981
      4,800     Sonoco Products Co                                    156,300
                                                                  -----------
                                                                      186,281
                                                                  -----------
                Pharmaceuticals -- 7.5%
     76,204     Abbott Laboratories                                 4,567,477
      1,200     Agouron Pharmaceuticals Inc                            52,800
      4,400     Allergan Inc                                          142,450
      2,000     Barr Laboratories Inc                                  78,500
      8,725     Bergen Brunswig Corp, Class A                         366,450
      2,900     Bristol Myers Squibb Co                               220,400
      3,600     General Nutrition Cos Inc *                            99,900
      7,100     Immnunex Corp *                                       310,625
      4,230     Mark IV Industries Inc                                106,279
     20,600     Merck & Co Inc                                      1,891,338
     68,212     Pfizer Inc                                          3,777,240
     24,500     Schering Plough Corp                                1,176,000
     16,300     Warner Lambert Co                                   2,071,119
                                                                  -----------
                                                                   14,860,578
                                                                  -----------

              See accompanying notes to the financial statements.              7

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

  Shares        Description                                       Value ($)
--------------------------------------------------------------------------------
                Primary Materials -- 0.4%
      1,100     EVI Inc                                                57,819
      7,600     Premark International Inc                             226,100
      8,700     Rubbermaid Inc                                        217,500
      1,800     Tupperware Corp                                        60,413
      2,200     Vulcan Materials Co                                   193,325
                                                                  -----------
                                                                      755,157
                                                                  -----------

                Printing and Publishing -- 0.2%
      1,100     Central Newspapers, Class A                            74,869
        700     Pulitzer Publishing Co                                 36,794
        700     Washington Post Co, Class B                           294,525
                                                                  -----------
                                                                      406,188
                                                                  -----------

                Real Estate -- 0.0%
        900     Lennar Corp                                            33,638
                                                                  -----------

                Refining -- 0.3%
     14,700     Tosco Corp                                            486,019
      3,600     Valero Energy Corp                                    119,925
                                                                  -----------
                                                                      605,944
                                                                  -----------

                Retail Trade -- 7.4%
     31,300     Albertsons Inc                                      1,075,938
     24,600     American Stores Co                                    582,713
     19,300     Autozone Inc *                                        545,225
      5,600     Bed, Bath & Beyond Inc *                              173,600
      1,100     Blair Corp                                             17,325
        800     Circuit City Stores Inc                                28,500
        187     Consolidated Stores Corp                                7,001
     35,000     Costco Cos Inc *                                    1,262,188
        700     Dayton Hudson Corp                                     39,900
     15,775     DG Corp                                               653,677
      3,300     Dillards Department Stores Inc                        132,000
     21,500     Food Products Lion Inc                                155,875
     11,700     Fruit of the Loom Inc *                               312,975
     24,200     Gap Inc                                             1,075,388
      2,700     Hannaford Brothers Co                                  91,800
      3,200     Kmart Corp *                                           44,400
      7,900     Limited Inc                                           179,725

8             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


  Shares        Description                                       Value ($)
--------------------------------------------------------------------------------
                Retail Trade -- continued
        800     Macfrugals Bargains Close Outs Inc *                   21,800
      1,800     Meyer Fred Inc *                                       93,600
      2,000     Pep Boys, Manny, Moe & Jack                            53,000
      6,400     Rite Aid Corp                                         320,400
      4,500     Ross Stores Inc                                       132,188
     36,363     Safeway Inc *                                       1,852,215
      3,800     Southland Corp *                                       10,806
        800     Stanhome Inc                                           26,000
      3,600     Tandy Corp                                            238,950
      3,200     TJX Cos Inc                                            88,000
     11,900     Toys R Us Inc *                                       411,294
      1,800     Value City Department Stores Inc *                     14,400
    141,100     Wal Mart Stores Inc                                 5,009,050
        500     Weismarkets Inc                                        16,875
                                                                  -----------
                                                                   14,666,808
                                                                  -----------

                Services -- 2.6%
        600     BHC Communications Inc, Class A                        73,650
      2,800     Catalina Marketing Corp *                             129,675
      3,300     Cintas Corp                                           230,175
      1,000     Circus Circus Enterprises Inc *                        23,938
     35,600     Disney Walt Co                                      2,734,525
      3,300     Fleming Cos Inc                                        62,288
        300     Kingworld Productions Inc                              11,925
      5,500     Robert Half International Inc *                       321,063
      9,450     Servicemaster Industry Inc                            240,384
      9,700     Supervalu Inc                                         380,725
      1,100     Total System Services Inc                              25,781
     25,900     Waste Management Inc                                  828,800
      7,000     Wolverine World Wide                                  154,875
                                                                  -----------
                                                                    5,217,804
                                                                  -----------

                Technology -- 19.2%
      3,500     Acxiom Corp                                            62,125
     12,400     Adobe Systems Inc                                     488,250
     18,200     Advanced Micro Devices Inc *                          681,363
      9,500     America Online Inc *                                  612,750
      7,000     Autodesk Inc                                          306,250
      7,400     Avnet Inc                                             511,988
      3,500     Bay Networks Inc *                                    123,813

              See accompanying notes to the financial statements.              9

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

   Shares       Description                                          Value ($)
--------------------------------------------------------------------------------
                Technology -- continued
     11,500     BMC Software Inc                                      720,188
     18,400     Cisco Systems Inc *                                 1,386,900
      6,300     Cognex Corp *                                         240,975
     15,000     Compuware Corp                                        926,250
     57,600     Dell Computer Corp                                  4,726,800
      3,100     Fiserv Inc *                                          139,500
      5,800     Grainger (WW) Inc                                     515,113
    124,700     Intel Corp                                         11,487,988
      2,800     Keane Inc                                             164,500
      7,500     KLA Instruments Corp *                                531,563
     79,300     Microsoft Corp                                     10,482,469
     26,700     Oracle Corp                                         1,017,938
      2,850     Paychex Inc                                            97,613
     36,100     Seagate Technology Corp                             1,378,569
        700     Solectron Corp                                         29,313
     16,800     Storage Technology Corp *                             855,750
      2,400     Sungard Data Systems Inc *                            125,100
      4,700     Symantec *                                            113,094
      9,600     Teradyne Inc *                                        534,600
                                                                  -----------
                                                                   38,260,762
                                                                  -----------

                Telecommunications -- 2.6%
     67,600     AT & T Corp                                         2,636,400
        400     Century Telephone                                      14,525
      1,700     Comsat Corp                                            36,869
     16,900     MCI Communications Corp                               481,650
          1     SBC Communications                                         43
     26,700     Sprint Corp                                         1,254,900
     27,400     Worldcom Inc *                                        820,288
                                                                  -----------
                                                                    5,244,675
                                                                  -----------

                Tobacco -- 2.8%
    127,384     Philip Morris Cos Inc                               5,557,127
                                                                  -----------

                Transportation -- 1.5%
     14,000     Burlington Northern Santa Fe Railroad Co            1,283,625
     14,600     CSX Corp                                              834,938
     10,100     Federal Express Corp                                  671,019
      2,200     Gatx Corp                                             137,638
                                                                  -----------
                                                                    2,927,220
                                                                  -----------

10            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


Par Value($)/   Description
  Shares                                                           Value ($)
--------------------------------------------------------------------------------
                Utilities -- 0.2%
        800     Brooklyn Union Natural Gas Co                          24,150
      6,868     Citizens Utilities, Class B                            57,520
      1,100     Coastal Corp                                           63,525
      1,918     Houston Industries Inc                                 38,846
      4,800     MCN Corp                                              147,300
      3,300     Natural Gas Clearinghouse                              54,038
      1,600     Nicor Inc                                              58,100
      1,994     PG & E Corp                                            46,245
        193     Texas Utilities Co                                      6,674
                                                                 ------------
                                                                      496,398
                                                                 ------------

                TOTAL COMMON STOCKS (COST $146,796,290)           190,582,532
                                                                 ------------
                SHORT-TERM INVESTMENTS -- 19.8%

                Cash Equivalents -- 16.2%
 $9,322,164     BankBoston Eurodollar Time Deposit, 5.7875% due
                9/2/97/(a)/                                         9,322,164
   $675,605     First Union National Bank of North Carolina
                Eurodollar Time Deposit, 5.5625% due
                9/2/97/(a)/                                           675,605
 $3,426,816     Harris Bank and Trust Eurodollar Time Deposit,
                5.625% due 9/2/97/(a)/                              3,426,816
  9,962,992     Merrimac Cash Fund Premium Class/(a)/               9,962,992
 $9,000,000     Prudential Securities Group Inc Master Note,
                5.8875% due 9/2/97/(a)/                             9,000,000
                                                                 ------------
                                                                   32,387,577
                                                                 ------------

                U.S. Government -- 0.3%
   $700,000     U.S. Treasury Bill, 5.22% due 11/28/97/(b)/           691,389
                                                                 ------------

                Repurchase Agreement -- 3.3%
 $6,499,364     Salomon Brothers Repurchase Agreement, dated
                8/29/97, due 9/2/97, with a maturity value of
                $6,503,010 and an effective yield of 5.05%,
                collateralized by U.S. Treasury Obligations
                with rates ranging from 5.00% to 6.75%, with
                maturity dates ranging from 2/15/99 to 8/15/26
                and with an aggregate market value of
                $6,648,297.                                         6,499,364
                                                                 ------------

                TOTAL SHORT-TERM INVESTMENTS (COST $39,577,981)    39,578,330
                                                                 ------------
                TOTAL INVESTMENTS -- 115.4%
                (COST $186,374,271)                               230,160,862

                Other Assets and Liabilities (net) -- (15.4)%     (30,787,144)
                                                                 ------------

                TOTAL NET ASSETS -- 100%                         $199,373,718
                                                                 ============

              See accompanying notes to the financial statements.             11

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


--------------------------------------------------------------------------------

             Notes to the Schedule of Investments:

             ADR - American Depositary Receipt
             * Non-income producing security.
             /(a)/ Represents investments of security lending collateral
                   (Note 1).
             /(b)/ Security has been segregated to cover margin requirements on open financial futures contracts.




12            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $186,374,271) (Note 1)                                            $230,160,862
   Receivable for investments sold                                                                  4,381,246
   Dividends and interest receivable                                                                  133,898
   Receivable for open swap contracts (Notes 1 and 6)                                                 954,089
   Receivable for variation margin on open futures contracts (Notes 1 and 6)                           19,864
   Receivable for expenses waived or borne by Manager (Note 2)                                         40,588
                                                                                                 ------------

      Total assets                                                                                235,690,547
                                                                                                 ------------

Liabilities:
   Payable for investments purchased                                                                3,344,774
   Payable upon return of securities loaned (Note 1)                                               32,387,577
   Payable for Fund shares repurchased                                                                434,023
   Payable to affiliate for (Note 2):
     Management fee                                                                                    85,104
     Shareholder service fee                                                                           25,938
   Accrued expenses                                                                                    39,413
                                                                                                 ------------

      Total liabilities                                                                            36,316,829
                                                                                                 ------------

Net assets                                                                                       $199,373,718
                                                                                                 ============

Net assets consist of:
   Paid-in-capital                                                                               $135,699,182
   Accumulated undistributed net investment income                                                    208,375
   Accumulated undistributed net realized gain                                                     18,895,325
   Net unrealized appreciation                                                                     44,570,836
                                                                                                 ------------
                                                                                                 $199,373,718
                                                                                                 ============

Net assets attributable to:
   Class III shares                                                                              $199,373,718
                                                                                                 ============

Shares outstanding:
   Class III                                                                                       43,449,109
                                                                                                 ============

Net asset value per share:
   Class III                                                                                     $       4.59
                                                                                                 ============

                See accompanying notes to financial statements.              13

GMO Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                        $   977,303
   Interest (including securities lending income of $13,884)            352,632
                                                                    -----------

      Total income                                                    1,329,935
                                                                    -----------

Expenses:
   Management fee (Note 2)                                              511,712
   Custodian and transfer agent fees                                     42,832
   Audit fees                                                            23,426
   Legal fees                                                             4,950
   Trustees fees (Note 2)                                                   983
   Registration fees                                                        288
   Miscellaneous                                                            615
   Fees waived or borne by Manager (Note 2)                            (247,076)
                                                                    -----------
                                                                        337,730
   Shareholder service fee (Note 2)
      Class III                                                         153,920
                                                                    -----------
      Net expenses                                                      491,650
                                                                    -----------

        Net investment income                                           838,285
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    18,299,867
      Closed futures contracts                                        1,347,258
      Closed swap contracts                                          (2,260,246)
                                                                    -----------

        Net realized gain                                            17,386,879
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    16,173,086
      Open futures contracts                                            138,001
      Open swap contracts                                             2,603,610
                                                                    -----------

        Net unrealized gain                                          18,914,697
                                                                    -----------

      Net realized and unrealized gain                               36,301,576
                                                                    -----------

Net increase in net assets resulting from operations                $37,139,861
                                                                    ===========

14            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     Six Months Ended
                                                                     August 31, 1997       Year Ended
                                                                       (Unaudited)      February 28, 1997
                                                                    -----------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                $   838,285        $  3,964,241
   Net realized gain                                                     17,386,879         108,934,644
   Change in net unrealized appreciation (depreciation)                  18,914,697         (50,479,915)
                                                                       ------------        ------------

   Net increase in net assets resulting from operations                  37,139,861          62,418,970
                                                                       ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                         (1,298,039)         (4,363,604)
                                                                       ------------        ------------
       Total distributions from net investment income                    (1,298,039)         (4,363,604)
                                                                       ------------        ------------
   Net realized gains
       Class III                                                        (50,944,575)        (77,849,380)
                                                                       ------------        ------------
       Total distributions from net realized gains                      (50,944,575)        (77,849,380)
                                                                       ------------        ------------

                                                                        (52,242,614)        (82,212,984)
                                                                       ------------        ------------
   Net share transactions: (Note 5)
       Class III                                                        (29,706,961)       (127,388,467)
                                                                       ------------        ------------
   Decrease in net assets resulting from net share
      transactions                                                      (29,706,961)       (127,388,467)
                                                                       ------------        ------------

      Total decrease in net assets                                      (44,809,714)       (147,182,481)

Net assets:
   Beginning of period                                                  244,183,432         391,365,913
                                                                       ------------        ------------

   End of period (including accumulated undistributed net investment
      income of $208,375 and $668,129, respectively)                   $199,373,718        $244,183,432
                                                                       ============        ============

              See accompanying notes to the financial statements.             15

GMO Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                   Six Months Ended              Year Ended February 28/29,
                                    August 31, 1997  ------------------------------------------------
                                      (Unaudited)      1997      1996      1995      1994      1993
                                   ----------------  --------  --------  --------  --------  --------
Net asset value, beginning
   of period                            $  5.18      $   5.65   $  4.45   $  4.14   $  4.55   $  5.82
                                        -------      --------   -------   -------   -------   -------

Income from investment operations:
   Net investment income                   0.03          0.07      0.08      0.06      0.06      0.07
   Net realized and
      unrealized gain                      0.90          1.03      1.54      0.38      0.11      0.17
                                        -------      --------   -------   -------   -------   -------

      Total from
      investment operations                0.93          1.10      1.62      0.44      0.17      0.24
                                        -------      --------   -------   -------   -------   -------

Less distributions to shareholders:
   From net investment income             (0.04)        (0.08)    (0.07)    (0.06)    (0.06)    (0.08)
   From net realized gains                (1.48)        (1.49)    (0.35)    (0.07)    (0.52)    (1.43)
                                        -------      --------   -------   -------   -------   -------

      Total distributions                 (1.52)        (1.57)    (0.42)    (0.13)    (0.58)    (1.51)
                                        -------      --------   -------   -------   -------   -------
Net asset value, end
   of period                            $  4.59      $   5.18   $  5.65   $  4.45   $  4.14   $  4.55
                                        =======      ========   =======   =======   =======   =======

Total Return /(a)/                        20.20%        21.64%    37.77%    10.86%     4.13%     3.71%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                          $199,374      $244,183  $391,366  $239,006  $230,698  $168,143
   Net expenses to average
      daily net assets                     0.48%*        0.48%     0.48%     0.48%     0.48%     0.49%
   Net investment income to
      average daily net assets             0.82%*        1.21%     1.54%     1.50%     1.38%     1.15%
   Portfolio turnover rate                   25%          100%       76%      139%       57%       36%
   Average broker commission
      rate per equity share /(c)/       $0.0277      $ 0.0281       N/A       N/A       N/A       N/A
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of
      the following per
      share amounts:                    $  0.01      $   0.01          (b)       (b)       (b)       (b)

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.
/(c)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
*     Annualized.

16            See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in the equity securities of companies chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts

     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending

     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $31,324,576, collateralized by cash in the amount of $32,387,577, which was invested in short-term instruments.

     Swap agreements

     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1997.

     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .14% of the amount invested. Prior to June 1, 1996, the premium on cash purchases was .17% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     received $345 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding
     .48%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the year ended February 28, 1997 was $983. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $48,724,067 and $115,423,000, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                     Gross Unrealized    Gross Unrealized     Net Unrealized
  Aggregate Cost       Appreciation        Depreciation        Appreciation
------------------  ------------------  ------------------  ------------------
   $186,374,271         $46,239,035         $2,452,444          $43,786,591


4.   Principal shareholders

     At August 31, 1997, 70% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                             Six Months Ended                    Year Ended
  Class III:                                 August 31, 1997                  February 28, 1997
                                     ------------------------------    --------------------------------
                                        Shares            Amount           Shares            Amount
                                     ------------     -------------    -------------   ----------------
  Shares sold                              83,220    $      428,959        2,041,337   $    11,235,177
  Shares issued to shareholders
       in reinvestment of
       distributions                   12,178,950        52,068,328       15,334,132        78,162,104
  Shares repurchased                  (15,948,801)      (82,204,248)     (39,536,755)     (216,785,748)
                                     -------------    --------------   --------------   ---------------
  Net decrease                         (3,686,631)   $  (29,706,961)     (22,161,286)  $  (127,388,467)
                                     =============    ==============   ==============   ===============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Long futures contracts

        Number of                                                                     Net Unrealized
        Contracts            Type        Expiration Date       Contract Value          Depreciation
      ---------------   ---------------  ----------------   ---------------------    -----------------
            11             S&P 500       September 1997          $4,967,050        $      169,844
                                                                                     =================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

     Swap agreements


       Notional Amount      Expiration                                                  Unrealized
      Fund/Counterparty        Date                     Description                    Appreciation
     ---------------------  ------------  -----------------------------------------  ----------------
     $    11,821,545/         9/19/97     Agreement with Morgan Stanley Capital      $      370,084
          10,497,940                      Services, Inc. dated September 19, 1996
                                          to pay (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the counterparty's notional
                                          amount multiplied by the return on the

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

   Swap agreements -- continued

      Notional Amount      Expiration                                                 Unrealized
     Fund/Counterparty        Date                     Description                   Appreciation
   ---------------------  ------------  -----------------------------------------  ----------------
                                        Russell 2000 Index (including
                                        dividends) less the notional amount
                                        multiplied by 6 month LIBOR adjusted
                                        by a specified spread.

   $    10,131,000/         6/23/98     Agreement with Morgan Stanley Capital              584,005
        10,131,000                      Services, Inc. dated 6/23/97 to pay
                                        (receive) the notional amount
                                        multiplied by the return on the
                                        Standard & Poor's 500 Index (including
                                        dividends) less the notional amount
                                        multiplied by LIBOR adjusted by a
                                        specified spread and to receive (pay)
                                        the counterparty's notional amount
                                        multiplied by the return on the
                                        Russell 2000 Index (including
                                        dividends) less the notional amount
                                        multiplied by LIBOR adjusted by a
                                        specified spread.

                                                                                   ================
                                                  Net unrealized appreciation       $      954,089
                                                                                   ================

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


 Par Value ($)/
     Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 100.0%
       79,168      GMO Emerging Country Debt Fund (Class III Shares)                1,056,099
    1,140,572      GMO Emerging Markets Fund (Class III Shares)                    14,838,841
       92,004      GMO Evolving Countries Fund (Class III Shares)                     920,040
       61,817      GMO Inflation Indexed Bond Fund (Class III Shares)                 631,768
      137,149      GMO International Bond Fund (Class III Shares)                   1,493,553
    2,379,808      GMO International Core Fund (Class III Shares)                  58,186,308
      209,313      GMO International Small Companies Fund (Class III Shares)        2,930,383
       59,956      GMO U.S. Bond/Global Alpha A Fund (Class III Shares)               633,131
                                                                                  -----------

                   TOTAL MUTUAL FUNDS  (COST  $80,983,197)                         80,690,123
                                                                                  -----------

                   SHORT-TERM INVESTMENT -- 0.7%

                   Repurchase Agreement -- 0.7%
    $ 686,374      Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                   9/2/97, with a maturity value of $686,759 and an effective yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate
                   market value of $702,102.                                          686,374
                                                                                  -----------

                   TOTAL SHORT-TERM INVESTMENTS  (COST  $686,374)                     686,374
                                                                                  -----------

                   TOTAL INVESTMENTS -- 100.8%
                   (Cost $81,669,571)                                              81,376,497

                   Other Assets and Liabilities (net)-- (0.8)%                       (671,441)
                                                                                  -----------

                   TOTAL NET ASSETS-- 100%                                        $80,705,056
                                                                                  ===========

              See accompanying notes to the financial statements.              1

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $80,983,197) (Note 1)             $81,376,497
   Cash                                                              259,787
   Receivable for expenses waived or borne by Manager (Note 2)        20,366
                                                                 -----------

       Total assets                                               81,656,650
                                                                 -----------

Liabilities:
   Payable for investments purchased                                 935,000
   Payable to affiliate for (Note 2):
      Shareholder service fee                                          1,224
   Accrued expenses                                                   15,370
                                                                 -----------

       Total liabilities                                             951,594
                                                                 -----------

Net assets                                                       $80,705,056
                                                                 ===========

Net assets consist of:
   Paid-in-capital                                               $78,662,307
   Accumulated undistributed net investment income                   488,180
   Accumulated undistributed net realized gain                     1,161,269
   Net unrealized appreciation                                       393,300
                                                                 ===========
                                                                 $80,705,056
                                                                 ===========

Net assets attributable to:
   Class I shares                                                $ 5,274,602
                                                                 ===========
   Class II shares                                               $16,131,335
                                                                 ===========
   Class III shares                                              $59,299,119
                                                                 ===========

Shares outstanding:
   Class I                                                           491,118
                                                                 ===========
   Class II                                                        1,502,898
                                                                 ===========
   Class III                                                       5,523,149
                                                                 ===========

Net asset value per share:
   Class I                                                       $     10.74
                                                                 ===========
   Class II                                                      $     10.73
                                                                 ===========
   Class III                                                     $     10.74
                                                                 ===========

2             See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                              $  494,241
   Interest                                                                     551
                                                                         ----------

       Total income                                                         494,792
                                                                         ----------
Expenses:
   Custodian and transfer agent fees                                         14,522
   Registration fees                                                         13,307
   Audit fees                                                                 7,925
   Legal fees                                                                   955
   Trustees fees (Note 2)                                                       181
   Miscellaneous                                                                168
   Fees waived or borne by Manager (Note 2)                                 (37,058)
                                                                         ----------
                                                                                 --
   Shareholder service fee (Note 2)
       Class I                                                                  997
       Class II                                                               5,615
                                                                         ----------
       Net expenses                                                           6,612
                                                                         ----------

          Net investment income                                             488,180
                                                                         ----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                         (196,563)
       Realized gain distributions from investment company shares         1,363,912
                                                                         ----------

          Net realized gain                                               1,167,349
                                                                         ----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                         (162,551)
                                                                         ----------

          Net unrealized loss                                              (162,551)
                                                                         ----------

       Net realized and unrealized gain                                   1,004,798
                                                                         ----------

Net increase in net assets resulting from operations                     $1,492,978
                                                                         ==========

              See accompanying notes to the financial statements.              3

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   Six Months Ended    Period from October 11, 1996
                                                   August 31, 1997     (commencement of operations)
                                                     (Unaudited)           to February 28, 1997
                                                   ---------------      ---------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                             $    488,180             $    258,062
   Net realized gain                                    1,167,349                  831,547
   Change in net unrealized appreciation
      (depreciation)                                     (162,551)                 555,851
                                                     ------------             ------------

   Net increase in net assets resulting
      from operations                                   1,492,978                1,645,460
                                                     ------------             ------------

Distributions to shareholders from:
   Net investment income
       Class I                                                 --                       --
       Class II                                                --                  (98,709)
       Class III                                               --                 (159,298)
                                                     ------------             ------------
       Total distributions from net
         investment income                                     --                 (258,007)
                                                     ------------             ------------
   Net realized gains
       Class I                                            (22,318)                      --
       Class II                                          (175,525)                 (44,198)
       Class III                                         (524,314)                 (71,327)
                                                     ------------             ------------
       Total distributions from net
         realized gains                                  (722,157)                (115,525)
                                                     ------------             ------------

                                                         (722,157)                (373,532)
                                                     ------------             ------------
   Net share transactions: (Note 5)
       Class I                                          5,337,667                       --
       Class II                                           175,525               15,022,907
       Class III                                       28,472,141               29,654,067
                                                     ------------             ------------
   Increase in net assets resulting from
      net share transactions                           33,985,333               44,676,974
                                                     ------------             ------------

      Total increase in net assets                     34,756,154               45,948,902

Net assets:
   Beginning of period                                 45,948,902                       --
                                                     ------------             ------------

   End of period (including accumulated
      undistributed net investment income
      of $488,180 and $0, respectively)              $ 80,705,056             $ 45,948,902
                                                     ============             ============

4             See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                     Period from April 1, 1997
                                                                    (commencement of operations)
                                                                         to August 31, 1997
                                                                             (Unaudited)
                                                                    ----------------------------
Net asset value, beginning of period                                         $10.17
                                                                             ------

Income from investment operations:
   Net investment income/(b)/                                                  0.07+
   Net realized and unrealized gain                                            0.62
                                                                             ------

      Total from investment operations                                         0.69
                                                                             ------

Less distributions to shareholders:
   From net realized gains                                                    (0.12)
                                                                             ------

      Total distributions                                                     (0.12)
                                                                             ------
Net asset value, end of period                                               $10.74
                                                                             ======

Total Return/(a)/                                                              6.70%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                         $5,275
   Net expenses to average daily net assets                                    0.13%*
   Net investment income to average daily net assets (b)                       1.79%*
   Portfolio turnover rate                                                        9%
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                           $ 0.01

/(a)/Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
/(b)/Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. + Computed using average shares outstanding throughout the period.
  *  Annualized.

                See accompanying notes to the financial statements.           5

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                   Six Months Ended    Period from December 23, 1996
                                                    August 31, 1997    (commencement of operations)
                                                      (Unaudited)          to February 28, 1997
                                                   ----------------    -----------------------------
Net asset value, beginning of period                    $10.41                  $ 10.10
                                                       -------                  -------


Income from investment operations:
   Net investment income/(b)/                             0.08+                      --
   Net realized and unrealized gain                       0.36                     0.41
                                                       -------                  -------

      Total from investment operations                    0.44                     0.41
                                                       -------                  -------


Less distributions to shareholders:
   From net investment income                               --                    (0.07)
   From net realized gains                               (0.12)                   (0.03)
                                                       -------                  -------

      Total distributions                                (0.12)                   (0.10)
                                                       -------                  -------
Net asset value, end of period                         $ 10.73                  $ 10.41
                                                       =======                  =======

Total Return/(a)/                                         4.24%                    4.07%

Ratios/Supplemental Data:
 Net assets, end of period (000's)                     $16,131                  $15,490
   Net expenses to average daily net assets               0.07%*                   0.07%*
   Net investment income to average daily net
      assets/(b)/                                         1.43%*                  (0.07)%*
   Portfolio turnover rate                                   9%                       0%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                               $  0.01                         /(c)/

/(a)/Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. + Computed using average shares outstanding throughout the period.
  *  Annualized.
/(c)/Fees and expenses waived or borne by the Manager were less than $0.01 per share.

6                      See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                   Six Months Ended  Period from October 11, 1996
                                                    August 31, 1997  (commencement of operations)
                                                      (Unaudited)        to February 28, 1997
                                                   ----------------  ----------------------------
Net asset value, beginning of period                   $ 10.41                $ 10.00
                                                       -------                -------


Income from investment operations:
   Net investment income/(b)/                             0.09+                  0.10
   Net realized and unrealized gain                       0.36                   0.41
                                                       -------                -------

      Total from investment operations                    0.45                   0.51
                                                       -------                -------


Less distributions to shareholders:
   From net investment income                               --                  (0.07)
   From net realized gains                               (0.12)                 (0.03)
                                                       -------                -------

      Total distributions                                (0.12)                 (0.10)
                                                       -------                -------
Net asset value, end of period                         $ 10.74                $ 10.41
                                                       =======                =======

Total Return/(a)/                                         4.24%                  5.11%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                   $59,299                $30,459
   Net expenses to average daily net assets               0.00%*                 0.01%*
   Net investment income to average daily net
      assets/(b)/                                         1.81%*                 3.60%*
   Portfolio turnover rate                                   9%                    --
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                               $  0.01                $  0.01

/(a)/Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. + Computed using average shares outstanding throughout the period.
  *  Annualized.

              See accompanying notes to the financial statements.              7

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Equity Allocation Fund (the "Fund"), which commenced operations on October 11, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the Morgan Stanley Capital International Europe, Australian and Far East Index. The Fund will pursue its objective by investing primarily in Class III shares of international equity and fixed income funds of the Trust.

     The Fund offers three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.


     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .80% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. Prior to June 30, 1997, the fee on cash redemptions was .10%. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Fund. For the six months ended August 31, 1997, the Fund received $209,010 in purchase premiums and $4,300 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .13% for Class I shares and .07% for Class II shares. No shareholder service fee is charged for Class III shares.

     GMO has agreed to reimburse all expenses until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses). Prior to November 25, 1996, GMO had agreed to reimburse these expenses to the extent that the Fund's annual expenses exceeded .05% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1997 was $181. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1997, aggregated $40,123,341 and $5,032,000, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                            Gross Unrealized       Gross Unrealized        Net Unrealized
       Aggregate Cost         Appreciation           Depreciation           Appreciation
     -------------------    ------------------     ------------------     ------------------
        $80,983,197            $1,629,371             $1,236,071              $393,300

4.   Principal shareholders

     At August 31, 1997, 43% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Period from April 1, 1997
                                                    (commencement of operations)
     Class I:                                            to August 31, 1997
                                                 -----------------------------------
                                                     Shares             Amount
                                                 ---------------    ----------------
     Shares sold                                    489,162      $     5,315,349
     Shares issued to shareholders in
       reinvestment of distributions                  1,956               22,318
     Shares repurchased                                --                   --
                                                 ---------------    ----------------
     Net increase                                   491,118      $     5,337,667
                                                 ===============    ================
                                                         Six Months Ended
     Class II:                                            August 31, 1997
                                                 ----------------------------------
                                                     Shares             Amount
                                                 ---------------    ---------------
     Shares sold                                      --         $       --
     Shares issued to shareholders in
       reinvestment of distributions                 15,397              175,525
     Shares repurchased                                --                  --
                                                 ---------------    ---------------
     Net increase                                    15,397      $       175,525
                                                 ===============    ===============
                                                   Period from December 23, 1996
                                                   (commencement of operations)
     Class II:                                         to February 28, 1997
                                                 ----------------------------------
                                                     Shares             Amount
                                                 ---------------    ---------------
     Shares sold                                   1,473,267     $    14,880,000
     Shares issued to shareholders in
       reinvestment of distributions                  14,234             142,907
     Shares repurchased                                --                  --
                                                 ---------------    ---------------
     Net increase                                  1,487,501     $    15,022,907
                                                 ===============    ===============

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions -- (Continued)

                                                           Six Months Ended
      Class III:                                            August 31, 1997
                                                 --------------------------------------
                                                      Shares              Amount
                                                 -----------------  -------------------
      Shares sold                                    2,969,431     $    32,243,187
      Shares issued to shareholders in
        reinvestment of distributions                   45,952             524,314
      Shares repurchased                              (417,442)         (4,295,360)
                                                 -----------------  -------------------
      Net increase                                   2,597,941     $    28,472,141
                                                 =================  ===================

                                                     Period from October 11, 1996
                                                     (commencement of operations)
      Class III:                                         to February 28, 1997
                                                 --------------------------------------
                                                      Shares              Amount
                                                 -----------------  -------------------
      Shares sold                                    2,910,529     $    29,506,688
      Shares issued to shareholders in
        reinvestment of distributions                   14,679             147,379
      Shares repurchased                                --                   --
                                                 -----------------  -------------------
      Net increase                                   2,925,208     $    29,654,067
                                                 =================  ===================

GMO REIT Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 REAL ESTATE INVESTMENT TRUSTS -- 97.4%

                 Apartments -- 15.3%
     32,400      Ambassador Apartments Inc                            720,900
     33,900      AMLI Residential Properties Trust                    771,225
     60,700      Apartment Investment & Management Co, Class A      1,968,956
     22,200      Associated Estates Realty Capital                    503,663
     87,700      Avalon Properties Inc                              2,461,081
     98,300      Bay Apartment Communities Inc                      3,655,531
     71,000      Berkshire Realty Co                                  803,188
     88,900      BRE Properties Inc                                 2,394,744
    112,804      Camden Property Trust                              3,327,718
     39,000      Columbus Realty Trust                                884,813
    300,025      Equity Residential Properties Trust               14,607,442
     49,000      Evans Withycombe Residential                       1,166,813
     59,400      Gables Residential Trust                           1,562,963
     71,400      Irvine Apartment Communities                       2,043,825
    101,600      Merry Land & Investment Co                         2,209,800
     26,500      Mid America Apartment Community                      727,094
     38,900      Oasis Residential Inc                                909,288
     44,500      Post Properties Inc                                1,660,406
    110,200      Security Capital Atlantic                          2,486,388
     38,400      Security Capital Atlantic (Rights)                       599
    397,275      Security Capital Industry (Rights)                     3,099
    314,500      Security Capital Pacific (Rights)                      4,906
    297,000      Security Capital Pacific Trust                     6,478,313
     20,800      Smith (Charles E) Residential                        634,400
     55,900      Summit Properties Inc                              1,114,506
      8,300      Town & Country Trust                                 141,100
    295,838      United Dominion Realty Trust                       4,178,712
     50,500      Walden Residential Properties Inc                  1,205,688
                                                                  -----------
                                                                   58,627,161
                                                                  -----------
                 Diversified -- 7.9%
    581,600      Catellus Development Corp *                       11,195,799
     86,600      Colonial Properties Trust                          2,500,575
    101,500      Cousins Properties Inc                             2,708,781
    460,000      First Union Real Estate                            6,037,500
     80,000      Glenborough Realty Trust Inc                       2,065,000
    124,900      Lexington Corporate Properties                     1,850,081
     45,600      MGI Properties Inc                                 1,057,350
     50,900      Pacific Gulf Properties Inc                        1,164,338
     13,100      Pennsylvania Real Estate                             338,144

              See accompanying notes to the financial statements.              1

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 Diversified -- continued
     72,200      Washington Realty Trust                            1,218,375
                                                                   -----------
                                                                   30,135,943
                                                                   -----------

                 Enclosed Malls -- 9.5%
     97,000      CBL & Associates Properties                        2,346,188
     73,100      Crown American Realty Trust                          708,156
    156,100      General Growth Properties                          5,346,425
     86,600      JP Realty Inc                                      2,132,525
    130,400      Macerich Co                                        3,610,450
    107,900      Mills Corp                                         2,859,350
    447,100      Simon Debartolo Group Inc                         14,167,480
    182,600      Taubman Centers Inc                                2,328,150
     90,100      Urban Shopping Centers Inc                         2,787,469
                                                                   ----------
                                                                   36,286,193
                                                                   ----------

                 Factory Outlet -- 0.4%
     30,400      Chelsea GCA Realty Inc                             1,141,900
     17,200      Horizon Group Inc                                    216,075
      8,000      Prime Retail Inc                                     115,500
                                                                   ----------
                                                                    1,473,475
                                                                   ----------

                 Hotel/Motel -- 16.5%
     97,800      American General Hospitality                       2,524,463
     43,800      Boykin Lodging Co                                  1,127,850
    124,200      Equity Inns Inc                                    1,800,900
    194,400      Felcor Suite Hotels Inc                            7,387,199
    188,100      Franchise Finance Corp of America                  4,714,256
     48,000      Homestead Village                                    804,000
     11,182      Homestead Village Properties Purchase Warrants*       83,862
     99,100      Hospitalities Properties Trust                     3,319,850
    212,000      Innkeepers USA Trust                               3,233,000
     44,800      Jameson Inns Inc                                     560,000
    839,974      Patriot America Hospitality Inc                   20,474,365
    102,300      RFS Hotel Investors Inc                            1,892,550
    276,600      Starwood Lodging Trust                            12,775,462
     97,000      Sunstone Hotel Investors Inc                       1,461,063
     72,800      Winston Hotels Inc                                   973,700
                                                                   ----------
                                                                   63,132,520
                                                                   ----------

                 Industrial -- 10.7%
     41,800      Bedford Property Investors                           856,900
     80,900      Centerpoint Properties Corp                        2,598,913

              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                      Value ($)
--------------------------------------------------------------------------------
                 Industrial -- continued
    291,600      Duke Realty Investments                            6,105,375
     48,850      Eastgroup Properties Inc                             998,372
    124,100      First Industrial Reality Trust                     3,831,588
    186,300      Liberty Property Trust                             4,785,581
     35,200      Meridian Industrial Trust Inc                        805,200
    357,075      Security Capital Industrial Trust                  7,543,208
    239,600      Spieker Properties Inc                             8,910,124
     71,700      Trinet Corporate Realty Trust                      2,549,831
     62,300      Weeks Corp                                         1,962,450
                                                                   ----------
                                                                   40,947,542
                                                                   ----------

                 Manufactured Housing -- 1.6%
     63,700      Chateau Communities Inc                            1,918,963
     81,200      Manufactured Home Communities                      1,903,125
     63,400      Sun Communities Inc                                2,234,850
                                                                   ----------
                                                                    6,056,938
                                                                   ----------

                 Office -- 17.2%
    128,600      Arden Realty Group Inc                             3,713,325
     76,000      Boston Properties Inc *                            2,265,750
    155,400      Brandywine Realty Trust                            3,321,675
    176,100      Cali Realty Trust                                  6,559,725
    278,700      Carramerica Realty Corp                            8,308,743
    392,200      Crescent Real Estate Equities                     12,403,324
    275,500      Equity Office Properties                           8,041,155
     37,000      Great Lakes Reit Inc                                 649,813
    171,800      Highwood Properties Inc                            5,583,500
     47,400      Kilroy Realty Corp                                 1,211,663
     71,300      Koger Equity Inc                                   1,381,438
     32,400      Parkway Properties Inc                             1,012,500
    100,800      Prentiss Properties Trust                          2,784,600
    111,000      Reckson Associates Realty                          2,677,875
    100,000      Sl Green Realty Corp                               2,381,250
    150,000      Trizec Hahn Corporation                            3,384,375
                                                                   ----------
                                                                   65,680,711
                                                                   ----------

                 Recreation -- 0.3%
     36,700      National Golf Properties Inc                       1,176,694
                                                                   ----------

                 Self Storage -- 5.4%
    490,800      Public Storage Inc                                13,773,074
     59,100      Shurgard Storage Centers                           1,628,944

              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares        Description                                       Value ($)
------------------------------------------------------------------------------
                 Self Storage -- continued
     24,100      Sovran Self Storage                                  732,038
     33,000      Storage Trust Realty                                 837,375
     94,700      Storage USA Inc                                    3,870,863
                                                                 ------------
                                                                   20,842,294
                                                                 ------------

                 Shopping Centers -- 0.1%
     30,000      Pan Pacific Retail Properties Inc                    601,875
                                                                 ------------

                 Shopping/Power Center -- 12.5%
     32,300      Alexander Haagen Properties                          506,706
     73,500      Bradley Real Estate Inc                            1,378,125
     82,100      Burnham Pacific Properties Inc                     1,139,138
     89,400      Commercial Net Lease Realty                        1,408,050
     80,400      Developers Diversified Realty Corp                 3,125,550
     60,300      Essex Property Trust Inc                           1,929,600
     73,900      Excel Realty Trust Inc                             2,189,288
    125,700      Federal Realty Investment Trust                    3,166,069
      5,300      First Washington Realty Trust                        125,544
     76,700      Glimcher Realty Trust                              1,581,938
    102,700      IRT Property Co                                    1,245,238
     53,400      JDN Realty Corp                                    1,738,838
    122,900      Kimco Realty Corp                                  4,140,194
     19,800      Kranzco Realty Trust                                 348,975
     10,900      Mark Centers Trust                                   101,506
    116,100      New Plan Realty Trust                              2,728,350
     40,700      Price Reit Inc                                     1,544,056
     10,800      Ramco-Gershenson Property                            214,650
     87,400      Realty Income Corp                                 2,414,425
     74,600      Regency Realty Corp                                1,981,563
     30,500      Saul Centers Inc                                     533,750
    135,200      Vornado Realty Trust                               9,396,399
    100,800      Weingarten Realty                                  4,189,500
     53,400      Western Investment Real Estate Trust                 717,563
                                                                 ------------
                                                                   47,845,015
                                                                 ------------

                 TOTAL REAL ESTATE INVESTMENT TRUSTS  (COST
                 $353,490,128)                                    372,806,361
                                                                 ------------

4              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

Par Value($)/
   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                 SHORT-TERM INVESTMENTS -- 4.9%

                 Cash Equivalents -- 1.6%
 $   472,135     BankBoston Eurodollar Time Deposit, 5.7875%
                 due 9/2/97/(a)/                                      472,135
 $   124,541     First Union National Bank of North Carolina
                 Eurodollar Time Deposit, 5.5625% due
                 9/2/97/(a)/                                          124,541
 $   373,624     Harris Bank and Trust Eurodollar Time Deposit,
                 5.625% due 9/2/97/(a)/                               373,624
   3,000,000     Merrimac Cash Fund Premium Class/(a)/              3,000,000
 $ 2,000,000     Prudential Securities Group Inc Master Note,
                 5.8875% due 9/2/97/(a)/                            2,000,000
                                                                 ------------
                                                                    5,970,300
                                                                 ------------
                 U.S. Government -- 0.1%
 $   400,000     U.S. Treasury Bill, 5.22% due 11/28/97/(b)/          395,079
                                                                 ------------
                 Repurchase Agreement -- 3.2%
 $12,258,505     Salomon Brothers Repurchase Agreement, dated
                 8/29/97, due 9/2/97, with a maturity value of
                 $12,265,383 and an effective yield of 5.05%,
                 collateralized by U.S. Treasury Obligations
                 with rates ranging from 5.00% to 6.75%, with
                 maturity dates ranging from 2/15/99 to 8/15/26
                 and with an aggregate market value of
                 $12,539,408.                                      12,258,505
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (COST  $18,623,685)                               18,623,884
                                                                 ------------
                 TOTAL INVESTMENTS -- 102.3%
                 (COST $372,113,813)                              391,430,245

                 Other Assets and Liabilities (net) -- (2.3)%      (8,709,902)
                                                                 ------------

                 TOTAL NET ASSETS-- 100%                         $382,720,343
                                                                 ============

                 Notes to the Schedule of Investments:

            *  Non-income producing security.
           (a) Represents investments of security lending collateral (Note 1).
           (b) Security has been segregated to cover margin requirements on open financial futures contracts.


              See accompanying notes to the financial statements.              5

GMO REIT Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $372,113,813) (Note 1)            $ 391,430,245
   Dividends and interest receivable                                   564,879
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                    21,643
   Receivable for expenses waived or borne by Manager (Note 2)         133,223
   Miscellaneous receivable                                             14,863
                                                                 --------------

      Total assets                                                 392,164,853
                                                                 --------------

Liabilities:
   Payable for investments purchased                                   192,350
   Payable upon return of securities loaned (Note 1)                 5,970,300
   Payable for Fund shares repurchased                               2,977,385
   Payable to affiliate for (Note 2):
     Management fee                                                    219,641
     Shareholder service fee                                            43,960
   Accrued expenses                                                     40,874
                                                                 --------------

      Total liabilities                                              9,444,510
                                                                 --------------

Net assets                                                       $ 382,720,343
                                                                 ==============

Net assets consist of:
   Paid-in-capital                                               $ 338,016,031
   Accumulated undistributed net investment income                   8,454,789
   Accumulated undistributed net realized gain                      17,048,824
   Net unrealized appreciation                                      19,200,699
                                                                 ==============
                                                                 $ 382,720,343
                                                                 ==============

Net assets attributable to:
   Class I shares                                                $     111,722
                                                                 ==============
   Class III shares                                              $ 382,608,621
                                                                 ==============

Shares outstanding:
   Class I                                                               8,368
                                                                 ==============
   Class III                                                        28,640,140
                                                                 ==============

Net asset value per share:
   Class I                                                       $       13.35
                                                                 ==============
   Class III                                                     $       13.36
                                                                 ==============

6             See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Statement of Operations--Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                                        $ 9,159,761
   Interest (including securities lending income of $12,004)                            452,304
                                                                                   ------------
       Total income                                                                   9,612,065
                                                                                   ------------
Expenses:
   Management fee (Note 2)                                                            1,265,212
   Custodian and transfer agent fees                                                     48,674
   Registration fees                                                                     40,681
   Audit fees                                                                            19,492
   Legal fees                                                                             7,023
   Trustees fees (Note 2)                                                                 1,721
   Miscellaneous                                                                            895
   Fees waived or borne by Manager (Note 2)                                            (475,753)
                                                                                   ------------
                                                                                        907,945
   Shareholder service fee (Note 2)
       Class I                                                                               96
       Class II                                                                           1,386
       Class III                                                                        252,055
                                                                                   ------------
       Net expenses                                                                   1,161,482
                                                                                   ------------
          Net investment income                                                       8,450,583
                                                                                   ------------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                   16,155,001
       Closed futures contracts                                                       1,278,491
                                                                                   ------------
          Net realized gain                                                          17,433,492
                                                                                   ------------
   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                   (2,710,929)
       Open futures contracts                                                          (421,661)
                                                                                   ------------
          Net unrealized loss                                                        (3,132,590)
                                                                                   ------------
       Net realized and unrealized gain                                              14,300,902
                                                                                   ------------
Net increase in net assets resulting from operations                                $22,751,485
                                                                                   ============

              See accompanying notes to the financial statements.              7

GMO REIT Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Six Months         Period from May 31, 1996
                                                  Ended                (commencement of
                                             August 31, 1997             operations) to
                                               (Unaudited)             February 28, 1997
                                             ---------------       ------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                       $ 8,450,583                $ 4,196,242
   Net realized gain                            17,433,492                  4,239,035
   Change in net unrealized
      appreciation (depreciation)               (3,132,590)                22,333,289
                                               ------------               ------------
   Net increase in net assets resulting
      from operations                           22,751,485                 30,768,566
                                               ------------               ------------
Distributions to shareholders from:
   Net investment income
       Class I                                        (203)                        --
       Class II                                     (8,729)                        --
       Class III                                (1,196,725)                (2,888,627)
                                               ------------               ------------
       Total distributions from net
       investment income                        (1,205,657)                (2,888,627)
                                               ------------               ------------
   Net realized gains
       Class I                                        (648)                        --
       Class II                                    (26,734)                        --
       Class III                                (3,909,302)                  (784,771)
                                               ------------               ------------
       Total distributions from net
       realized gains                           (3,936,684)                  (784,771)
                                               ------------               ------------

                                                (5,142,341)                (3,673,398)
                                               ------------               ------------
   Net share transactions: (Note 5)
       Class I                                      66,725                     41,658
       Class II                                   (218,750)                        --
       Class III                               104,292,920                233,833,478
                                               ------------               ------------
   Increase in net assets resulting
      from net share transactions              104,140,895                233,875,136
                                               ------------               ------------

      Total increase in net assets             121,750,039                260,970,304

Net assets:
   Beginning of period                         260,970,304                          --
                                               ------------               ------------
   End of period (including accumulated
      undistributed net investment
      income of $8,454,789 and
      $1,209,863, respectively)                $382,720,343               $260,970,304
                                               ============               ============

8             See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class I share outstanding throughout each period)
----------------------------------------------------------------------------------------------------


                                                   Six Months Ended   Period from December 31, 1996
                                                   August 31, 1997    (commencement of operations)
                                                     (Unaudited)         to February 28, 1997
                                                    ----------------  -----------------------------
Net asset value, beginning of period                    $12.62                $ 12.58
                                                       -------               --------
Income from investment operations:
   Net investment income                                  0.32+                  0.03
   Net realized and unrealized gain                       0.61                   0.01
                                                       -------               --------

      Total from investment operations                    0.93                   0.04
                                                       -------               --------

Less distributions to shareholders:
   From net investment income                            (0.05)                    --
   From net realized gains                               (0.15)                    --
                                                       -------               --------

      Total distributions                                (0.20)                    --
                                                       -------               --------
Net asset value, end of period                          $13.35                $ 12.62
                                                       =======               ========

Total Return/(a)/                                         7.34%                  0.32%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $  112                $    41
   Net expenses to average daily net assets               0.82%*                 0.82%*
   Net investment income to average daily net
      assets                                              4.88%*                 3.17%*
   Portfolio turnover rate                                  37%                    21%
   Average broker commission rate per equity
      share                                            $0.0394                $0.0323
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $ 0.01                (b)

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+     Computed using average shares outstanding throughout the period.
*     Annualized.

              See accompanying notes to the financial statements.             9

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                     Period from April 30, 1997
                                                                     (commencement of operations)
                                                                         to August 4, 1997
                                                                            (Unaudited)
                                                                     ----------------------------
Net asset value, beginning of period                                          $ 12.31
                                                                              -------

Income from investment operations:
   Net investment income                                                         0.16+
   Net realized and unrealized gain                                              1.25
                                                                              -------

      Total from investment operations                                           1.41
                                                                              -------

Less distributions to shareholders:
   From net investment income                                                   (0.05)
   From net realized gains                                                      (0.15)
                                                                              -------

      Total distributions                                                       (0.20)
                                                                              -------
Net asset value, end of period                                                 $13.52/(a)/
                                                                               ======

Total Return/(b)/                                                               11.46%

Ratios/Supplemental Data:
   Net expenses to average daily net assets                                      0.76%*
   Net investment income to average daily net assets                             4.72%*
   Portfolio turnover rate                                                         37%
   Average broker commission rate per equity share                            $0.0394
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                            $  0.01

+     Computed using average shares outstanding throughout the period.
/(a)/ All Class II shares of the Fund were exchanged for Class III shares on August 4, 1997. Amount represents ending net asset value per share on August 4, 1997.
/(b)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*     Annualized.


10            See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                    Six Months       Period from May 31, 1996
                                                       Ended         (commencement of operations)
                                                  August 31, 1997      to February 28, 1997
                                                    (Unaudited)
                                                  ----------------   -------------------------
Net asset value, beginning of period                  $ 12.62                $  10.00
                                                      --------               ---------

Income from investment operations:
   Net investment income                                 0.33+                   0.24
   Net realized and unrealized gain                      0.61                    2.60
                                                      --------               ---------

      Total from investment operations                   0.94                    2.84
                                                      --------               ---------


Less distributions to shareholders:
   From net investment income                           (0.05)                  (0.17)
   From net realized gains                              (0.15)                  (0.05)
                                                      --------               ---------

      Total distributions                               (0.20)                  (0.22)
                                                      --------               ---------
Net asset value, end of period                        $ 13.36                $  12.62
                                                      ========               =========

Total Return/(a)/                                        7.41%                  28.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                 $382,609                $260,929
   Net expenses to average daily net assets              0.69%*                  0.69%*
   Net investment income to average daily net
      assets                                             5.01%*                  4.72%*
   Portfolio turnover rate                                 37%                     21%
   Average broker commission rate per equity
      share                                           $0.0394                $ 0.0323
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                    $  0.02                $   0.02

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
+     Computed using average shares outstanding throughout the period.
*     Annualized.

              See accompanying notes to the financial statements.             11

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO REIT Fund (the "Fund"), which commenced operations on May 31, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment primarily in real estate investment trusts ("REITs").

     The Fund offers three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class I and Class III are the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $5,753,275, collateralized by cash in the amount of $5,970,300, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semiannually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. Prior to March 25, 1997, the premium on cash purchases and the fee on redemptions was .75% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $702,701 in purchase premiums and $217,874 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $1,721. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $224,601,783 and $118,562,192, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                 Gross Unrealized            Gross Unrealized              Net Unrealized
     Aggregate Cost                Appreciation                Depreciation                 Appreciation
-------------------------     ----------------------      ----------------------       ----------------------
     $ 372,113,813                 $ 21,417,967                 $ 2,101,535                 $ 19,316,432


4.   Principal shareholders

     At August 31, 1997, 27% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                             Period from December 31, 1996
                                                 Six Months Ended               (commencement of operations)
   Class I:                                      August 31, 1997                    to February 28, 1997
                                        ---------------------------------   -----------------------------------
                                            Shares            Amount             Shares             Amount
                                        ---------------    --------------    ---------------    ---------------
  Shares sold                                 5,019    $        65,874             3,284    $         41,658
  Shares issued to shareholders in
    reinvestment of distributions                65                851                --                  --
  Shares repurchased                             --                 --                --                  --
                                        ---------------    --------------    ---------------    ---------------
  Net increase                                5,084    $        66,725             3,284    $         41,658
                                        ===============    ==============    ===============    ===============
                                           Period from April 30, 1997
                                          (commencement of operations)
  Class II:                                    to August 4, 1997
                                        ---------------------------------
                                            Shares            Amount
                                        ---------------   ---------------
  Shares sold                                 181,864  $      2,240,225
  Shares issued to shareholders
    in reinvestment of distributions           2,703           35,463
  Shares repurchased                        (184,567)       (2,494,438)
                                        ---------------   ---------------
  Net decrease                                   --    $      (218,750)
                                        ===============   ===============

                                                                                 Period from May 31, 1996
                                                Six Months Ended               (commencement of operations)
  Class III:                                    August 31, 1997                    to February 28, 1997
                                        ---------------------------------    ---------------------------------
                                            Shares            Amount             Shares            Amount
                                        ---------------   ---------------    ---------------   ----------------
  Shares sold                              10,932,795  $    143,405,985         20,722,033  $     234,377,685
  Shares issued to shareholders
    in reinvestment of distributions         348,938         4,581,563            180,673          2,193,376
  Shares repurchased                      (3,314,206)      (43,694,628)          (230,093)        (2,737,583)
                                        ---------------   ---------------    ---------------   ----------------
  Net increase                              7,967,527  $    104,292,920         20,672,613  $     233,833,478
                                        ===============   ===============    ===============   ================

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Long futures contracts

        Number of                                                                   Net Unrealized
        Contracts            Type        Expiration Date       Contract Value        Depreciation
      -------------     -------------   -----------------    ------------------    -----------------
            10             S&P 500       September 1997          $4,515,500           $(115,733)
                                                                                    ================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 94.4%

                 Advertising -- 0.3%

     28,400      CKS Group Inc *                                      947,850
                                                                  -----------

                 Aerospace -- 1.2%

      5,000      AAR Corp                                             167,813
     14,500      BE Aerospace Inc *                                   514,750
     34,900      Gencorp Inc                                          933,575
     15,500      Greenwich Airline Services, Class A                  465,000
      2,094      Northrop Grumman Corp                                245,129
      3,800      OEA Inc                                              141,313
      4,100      Orbital Sciences Corp *                               88,919
     19,700      Thiokol Corp                                       1,568,613
     13,400      Unc Incorporated *                                   199,325
                                                                  -----------
                                                                    4,324,437
                                                                  -----------

                 Automotive -- 2.0%

     35,500      Arvin Industries Inc                               1,235,844
     13,200      Borg Warner Automotive Inc                           688,050
     33,900      Caliber Systems Inc                                1,415,325
      2,500      Coachmen Industries Inc                               46,250
     45,600      Mascotech Industries Inc                             954,750
     49,700      SPX Corp                                           2,888,812
                                                                  -----------
                                                                    7,229,031
                                                                  -----------

                 Banking and Financial Services -- 4.2%

      2,400      Acceptance Insurance Cos Inc *                        53,400
      7,500      Albank Financial Corp                                288,750
      3,450      Alex Brown Inc                                       292,172
     17,700      Americredit *                                        473,475
      9,400      Astoria Financial Corp                               452,375
     24,700      BOK Financial Corporation                            913,900
     23,500      City National Corp                                   656,531
      9,000      Cityscape Financial Corp *                            92,813
      7,610      CNB Bancshares Inc                                   312,010
     12,750      Comdisco Inc                                         346,641
      3,600      Deposit Guaranty Corp                                115,425
     18,100      Dime Bancorp Inc                                     349,556
      5,500      Donaldson Lufkin & Jenrette                          326,563
     18,700      Eaton Vance Corp                                     535,288
        800      Finova Group Inc                                      67,650

                See accompanying notes to financial statements.               1

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 Banking and Financial Services -- continued

      4,400      First Citizens Bancshares, Class A                   393,800
        800      First Empire State Corp                              292,400
     13,600      First Federal Financial Corp *                       459,000
      9,300      First Finance Corp                                   299,925
      8,800      First Financial Bancorp                              400,400
      6,900      Fort Wayne National Corp                             217,350
     12,100      Fund American Enterprises Holdings                 1,276,550
      3,700      Interra Financial Inc                                160,950
      5,500      Legg Mason Inc                                       339,625
     12,500      Mercantile Bankshares                                351,563
     18,600      National Commerce Bancorp                            467,325
     17,700      Northfork Bancorp                                    441,394
      7,100      Onbancorp Inc                                        369,200
      6,500      Park District National Corp                          451,344
     28,600      Provident Financial Group                          1,354,925
     25,450      St. Paul Bancorp Inc                                 588,531
      8,300      Sumitomo Bank Of California                          321,625
        100      Summit Bancorp                                         5,938
      1,900      TCF Financial Corporation                            101,294
     11,900      United Asset Management Corp                         319,069
     10,500      US Trust Corp                                        551,250
     12,900      Value Line Inc                                       470,850
      5,720      Washington Federal Inc                               155,870
      5,700      Zions Bancorporation                                 220,875
                                                                   -----------
                                                                   15,287,602
                                                                   -----------

                 Chemicals -- 1.1%

      8,300      Betzdearborn Inc                                     541,056
     22,900      Cytec Industries Inc *                             1,117,806
      8,100      Dexter Corp                                          307,800
     11,400      Fuller (HB) Co                                       629,138
      3,400      Lilly Industrial Coating Inc, Class A                 75,225
     16,100      Macdermid Inc                                      1,247,750
     14,500      Mississippi Chemical Corp                            314,469
                                                                   -----------
                                                                    4,233,244
                                                                   -----------

                 Communications -- 0.0%

      4,800      Commnet Cellular Inc *                               168,000
                                                                   -----------

                 Computer and Office Equipment -- 2.6%
     26,100      Amdahl Corp *                                        321,356

2              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
---------------------------------------------------------------------------------
                 Computer and Office Equipment -- continued

     12,700      Analogic Corp                                        479,425
     21,200      Comverse Technology Inc *                            973,875
     29,700      Concord EFS Inc *                                    824,175
      4,000      Dynatech Corp *                                      153,000
      9,200      General Binding Corp                                 285,200
     32,000      Lexmark International Group Inc *                  1,120,000
     73,000      Micron Electronics Inc *                           1,190,813
      8,900      Network Computing Devices *                          105,688
     18,200      Quantum Corp                                         638,138
      3,800      Rational Software Corp                                62,700
     23,300      Sequent Computer Inc *                               656,769
     23,800      Stratus Computer Inc *                             1,320,900
     95,000      Unisys Corp *                                      1,074,688
      5,300      Western Digital Corp                                 255,063
     14,400      Xircom Inc *                                         203,400
                                                                   -----------
                                                                    9,665,190
                                                                   -----------

                 Construction -- 0.9%

     31,300      Centex Corp                                        1,701,938
      6,700      Eagle Hardware & Garden Inc *                        146,981
     25,000      McDermott International Inc                          806,250
     49,400      Standard Pacific Corp                                540,313
                                                                   -----------
                                                                    3,195,482
                                                                   -----------

                 Consumer Goods -- 5.6%

        700      Block Drug Co Inc, Class A                            33,250
      7,900      CDW Computer Centers Inc *                           575,713
     10,200      Church & Dwight Co Inc                               291,975
     70,400      Furniture Brands International Inc *               1,240,800
     22,500      Genesco Inc *                                        279,844
     25,200      Hartmarx Corp *                                      195,300
     32,300      Hon Industries Inc                                 1,889,549
     18,700      Jones Apparel Group Inc                              938,506
     11,000      Kimball International, Class B                       495,000
     63,700      Miller Herman Inc                                  3,296,474
     11,400      N. E. Business SVC Inc                               347,700
    125,700      O'Sullivan Industries Holdings Inc *               1,657,669
     13,400      Oxford Industries Inc                                449,738
      8,700      Royal Appliance Manufacturing Co *                    75,581
     22,200      Russ Berrie and Co                                   635,475


              See accompanying notes to the financial statements.             3

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 Consumer Goods -- continued

     11,800      Scotts Company, Class A *                            330,400
     18,600      Standard Register Co                                 635,888
     84,400      Technology Data Corp *                             3,286,324
      5,000      Tiffany & Co                                         226,250
     34,400      Timberland Co *                                    2,272,549
     16,400      Tultex Corp *                                         94,300
     34,900      US Industries Inc *                                1,326,200
                                                                  -----------
                                                                   20,574,485
                                                                  -----------

                 Electronic Equipment -- 9.1%

     26,400      Alliance Semiconductor Corp *                        349,800
     27,900      American Power Conversion Corp *                     732,375
     15,200      Ampex Corp, Class A *                                 71,250
     25,500      Applied Magnetics Corp *                             941,906
     24,800      Boston Technology Inc *                              730,050
     33,400      Cellstar Corp                                      1,112,638
          1      Chyron Corp                                                5
     38,500      Cyrix Corp *                                       1,080,406
     26,800      Dallas Semiconductor Corp                          1,026,775
     27,400      Digital Microwave Corp *                           1,126,825
      3,800      DSP Communications Inc                                73,150
      9,300      Electro Scientific Industries *                      451,050
     24,100      ESS Technology *                                     418,738
      9,500      Highwaymaster Communications *                        86,688
     51,700      Hutchinson Technology Inc                          1,706,100
     17,700      Integrated Process Equipment *                       584,100
     65,700      Jabil Circuit Inc                                  3,892,724
     16,800      Lattice Semiconductor Corp *                       1,069,950
     60,700      Magnetek Inc *                                     1,278,494
     13,100      Microchip Technology Inc                             529,731
    326,100      Oak Technology Inc *                               3,546,337
     17,600      P-Com Inc *                                          817,300
     25,700      Pairgain Technologies Inc                            661,775
     94,100      Read Rite Corp *                                   2,699,493
     23,900      Rexel Inc *                                          497,419
     14,700      Sanmina Corp *                                     1,164,975
      5,000      SCI Systems Inc                                      196,563
     27,300      Silicon Valley Group Inc *                           921,375
      4,400      Symmetricom Inc *                                     70,950

4             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 Electronic Equipment -- continued

     11,000      Technitrol Inc                                       374,000
     30,800      Tekelec                                            1,118,425
     11,900      Unitrode Corp *                                      928,200
      8,300      Valmont Inds Inc                                     174,300
     23,100      Vitesse Semiconductor Corp                         1,088,588
     33,800      VLSI Technology *                                  1,115,400
     13,900      Xylan Corp *                                         286,688
     35,400      Zenith Electronics Corp *                            367,275
                                                                  -----------
                                                                   33,291,818
                                                                  -----------
                 Food and Beverage -- 5.3%

     23,700      Canadnaigua Wine Co, Class B *                       959,850
     24,400      Coors (Adolph) Co                                    899,750
     48,000      Dean Foods Co                                      2,129,999
     47,000      Dekalb Genetics Corp                               1,844,749
     12,300      Dimon Inc                                            295,200
     36,700      Flowers Industries Inc                               678,950
     12,100      Hudson Foods Inc                                     196,625
     52,300      Interstate Bakeries Corp                           3,066,087
     23,500      Pilgrims Pride Corp                                  276,125
      7,600      Quality Food Centers Inc *                           312,550
     20,800      Ralcorp Holdings Inc *                               416,000
      8,300      Sanderson Farms Inc                                  124,500
      4,100      Savannah Foods and Industries Inc                     71,750
        800      Seaboard Corp                                        231,600
      9,800      Showbiz Pizza Time *                                 229,075
     22,900      Smith Food and Drug Center, Class B *              1,253,775
     46,200      Smithfield Foods Inc *                             2,546,774
     20,400      Tootsie Roll Industries Inc                          997,050
     17,200      Triarc Companies *                                   360,125
     66,800      Universal Corp                                     2,429,849
                                                                  -----------
                                                                   19,320,383
                                                                  -----------
                 Health Care -- 2.7%

     25,200      Acuson Corp *                                        678,825
     30,400      Bio Technology General Corp *                        387,600
      6,700      Lincare Holdings Inc *                               319,506
     97,200      Novacare Corp *                                    1,464,075
     27,000      Orthodontic Centers of America                       462,375
      6,300      Pediatrix Medical Group Inc *                        262,238

             See accompanying notes to the financial statements.            5

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Health Care -- continued

     96,200      Safeskin Corp                                      3,198,649
      3,700      Sofamor Denek Group Inc *                            177,369
     17,400      Total Renal Care Holdings *                          796,050
     77,400      Vivus Inc                                          2,070,449
                                                                  -----------
                                                                    9,817,136
                                                                  -----------

                 Insurance -- 4.8%

     31,000      American Annuity Group Inc                           643,250
      5,600      American Bankers Insurance Group                     369,600
        600      Capital Re Corp                                       30,488
      8,200      CMAC Investment Corp                                 378,225
     17,000      Commerce Group Inc                                   474,938
     46,800      Crawford and Co                                      988,650
      8,803      Delphi Financial Group Inc                           385,681
      6,100      Enhance Financial Services Group Inc                 282,125
    106,500      Everest Re Holdings Inc                            3,853,968
      6,700      First American Financial Corp                        299,825
     14,000      Fremont General Corp                                 558,250
     48,318      Frontier Insurance Group Inc                       1,691,130
     15,800      Guaranty National Corp                               445,363
      9,100      HCC Insurance Holdings Inc                           240,581
      9,100      Life Re Corp                                         466,944
     36,900      Mercury General Corp                               3,228,749
      7,200      Orion Capital                                        306,000
     24,200      Presidential Life Corp                               462,825
    112,000      Reliance Group Holdings Inc                        1,372,000
     10,100      United Wisconsin Services                            330,144
     14,100      Vesta Insurance Group                                695,306
      6,400      Zurich Reinsurance Centre Inc                        252,400
                                                                  -----------
                                                                   17,756,442
                                                                  -----------

                 Machinery -- 5.7%

     18,600      Aviall Inc *                                         304,575
     22,600      Camco International Inc                            1,556,575
    110,900      Coltec Industries Inc *                            2,481,387
     46,700      Cooper Cameron Corp                                3,029,662
      8,900      Culligan Water Technologies *                        410,513
      7,800      Donaldson Co Inc                                     348,075
      1,700      ETEC Systems Inc *                                   113,900
     28,500      Federal Mogul Corp                                 1,018,875
     13,700      Graco Inc                                            433,263

6             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 Machinery -- continued

      7,800      Helix Technology Corp                                466,050
     60,400      Kulicke & Soffa Industries *                       2,774,624
      2,700      Lindsay Manufacturing Co                             105,300
     19,500      Mohawk Industries Inc *                              504,563
      9,700      Novellus System Inc *                              1,111,863
     10,600      Paxar Corp Common Stock                              230,550
     31,400      Smith International Inc *                          2,284,349
      8,500      Tennant Co                                           292,188
     32,300      US Filter Corp *                                   1,162,800
     55,200      Varco International Inc *                          2,194,199
                                                                  -----------
                                                                   20,823,311
                                                                  -----------

                 Manufacturing -- 3.2%

      3,300      ABT Building Products Corp *                          56,925
     11,900      ACX Technologies Inc *                               311,631
      8,600      Applied Power Inc, Class A                           546,100
     18,500      Barnes Group Inc                                     509,906
     29,500      Blyth Industries Inc                               1,089,656
      3,000      Champion Enterprises Inc *                            51,750
     16,300      Crane Co                                             719,238
      7,800      CSS Industries Inc *                                 279,825
      6,100      Gibson Greetings Inc *                               137,250
      3,100      Global Industrial Technologies Inc *                  58,706
     26,900      Griffon Corp *                                       376,600
     46,500      Lafarge Corp                                       1,511,250
     42,625      Manitowoc Co Inc                                   1,539,828
      9,700      Mine Safety Appliances                               611,100
     65,500      Nortek Inc *                                       1,645,688
     23,800      Robbins & Myers Inc                                  776,475
      9,000      Synetic Inc *                                        388,125
      6,000      Tredegar Industries                                  412,875
     13,800      Watts Industries Inc, Class A                        336,375
     18,600      Wyman-Gordon Co. *                                   508,013
                                                                  -----------
                                                                   11,867,316
                                                                  -----------

                 Metals and Mining -- 1.0%

     17,000      Amcol International Corp                             289,000
     23,700      Asarco Inc                                           728,775
      1,000      Oregon Metallurgical Corp *                           22,000
     29,500      Timken Co                                          1,104,406

              See accompanying notes to the financial statements.             7

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Metals and Mining -- continued

      4,000      Wesco Financial Corp                               1,100,250
     20,600      Zeigler Coal Holding Co                              526,588
                                                                  -----------
                                                                    3,771,019
                                                                  -----------

                 Oil and Gas -- 6.7%

      8,100      Atwood Oceanics Inc *                                734,569
      9,400      Berry Petroleum, Class A                             172,725
     27,600      BJ Services Co *                                   1,994,099
      2,800      Brown Tom Inc *                                       68,600
      7,800      Cabot Oil & Gas Corp, Class A                        180,863
     21,500      Devon Energy Corp                                    917,781
      5,400      El Paso Natural Gas Co                               303,750
    122,900      Falcon Drilling Co Inc                             3,871,349
     57,100      Harken Energy Corp *                                 353,306
     31,800      Helmerich & Payne Inc                              2,245,874
      8,000      HS Resources Inc *                                   122,000
     25,800      Louis Dreyfus Natural Gas *                          493,425
    103,000      Marine Drilling Co Inc *                           2,471,999
     14,100      Mitchell Energy, Class B                             352,500
          1      Monterey Resources Inc                                    21
     25,900      Nabors Industries Inc *                              891,931
     23,600      National Fuel Natural Gas Co                       1,048,725
     14,400      Newfield Exploration Co                              369,900
      2,750      North Carolina Natural Gas                            86,109
     10,800      Nuevo Energy Co *                                    548,775
     17,100      Ocean Energy Inc *                                 1,099,744
      8,200      Oneok Inc                                            265,475
      6,200      Oryx Energy Co *                                     163,913
      6,500      Peoples Energy Corp                                  244,969
     16,286      Pioneer Natural Resources Co *                       650,411
      2,900      Plains Resource Inc *                                 52,925
      7,200      Pogo Producing Co                                    312,300
     12,900      Pooled Funds Energy Services Co *                    403,931
     23,300      Rowan Cos Inc *                                      696,088
      7,200      RPC Inc                                              155,700
     24,200      Santa Fe Energy Resources Inc                        267,713
      7,300      Seagull Energy Corp *                                178,394
     27,000      Snyder Oil Corp                                      531,563
      2,700      Triton Energy Limited *                              103,950

8             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Oil and Gas -- continued

      7,700      Union Texas Petroleum Holdings Inc                   179,506
     15,500      Unit Corp *                                          208,281
      3,800      United Meridian Corp *                               148,913
      9,000      Vintage Petroleum Inc                                386,438
     28,800      Weatherford Enterra Inc *                          1,326,600
                                                                   -----------
                                                                   24,605,115
                                                                   -----------

                 Paper and Allied Products -- 1.2%

     23,000      Bowater Inc                                        1,177,313
     17,700      Jefferson Smurfit Corp *                             344,044
     16,700      Mosinee Paper Corp                                   496,825
     14,300      Playtex Products Inc *                               140,319
     13,800      TJ International Inc                                 348,450
     59,500      US Office Products Co *                            1,948,624
      2,900      Zurn Industries Inc                                   86,094
                                                                   -----------
                                                                    4,541,669
                                                                   -----------

                 Pharmaceuticals -- 1.7%

     29,800      Agouron Pharmaceuticals Inc                        1,311,200
      7,200      Amerisource Health Corp *                            360,450
      5,400      Dura Pharmaceuticals Inc *                           192,375
     15,900      General Nutrition Cos Inc *                          441,225
     14,100      Herbalife International Inc                          333,113
        100      Jones Medical Industries Inc                           2,975
     75,700      NBTY Inc *                                         1,684,325
      7,300      Protein Design Labs Inc *                            260,063
     13,600      Quintiles Transnational Corp *                     1,060,800
     18,400      Rexall Sundown Inc *                                 639,400
                                                                   -----------
                                                                    6,285,926
                                                                   -----------

                 Primary Materials -- 3.5%

     12,500      Carlisle Cos Inc                                     527,344
     18,000      Centec Construction Products                         515,250
      5,600      Elcor Corp                                           173,250
     94,300      EVI Inc                                            4,956,643
     10,400      Kuhlman Corp                                         295,100
     10,400      Lone Star Industries                                 552,500
      8,700      Medusa Corp                                          408,900
     44,800      Premark International Inc                          1,332,800
      2,300      Sealed Air Corp *                                    119,313


              See accompanying notes to the financial statements.             9

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                        Value ($)
---------------------------------------------------------------------------------
                 Primary Materials -- continued

     41,000      Southdown Inc                                      1,924,437
     45,700      USG Corp *                                         1,959,387
                                                                   -----------
                                                                   12,764,924
                                                                   -----------

                 Primary Processing -- 1.4%

      3,200      Bethlehem Steel Corp *                                38,400
      7,700      Birmingham Steel Corp                                144,375
     66,400      Inland Steel Industries Inc                        1,398,550
     30,600      Lone Star Technologies Inc *                       1,248,863
     26,000      LTV Corp                                             338,000
     29,700      National Steel Corp, Class B *                       558,731
     13,000      Oregon Steel Mills Inc                               350,188
     14,500      Precision Castparts Corp                             937,063
      2,500      Quanex Corp                                           90,781
                                                                   -----------
                                                                    5,104,951
                                                                   -----------

                 Printing and Publishing -- 2.3%

     39,600      Central Newspapers, Class A                        2,695,274
        800      Harland (JH) Co                                       15,850
     10,700      Hollinger International Inc                          137,763
     88,200      K-III Communications Corp *                        1,074,938
     38,375      McClatchy Newspapers Inc                           1,156,047
      8,600      Playboy Enterprises Inc, Class B *                   108,575
      8,600      Pulitzer Publishing Co                               452,038
     81,800      Valassis Communications Inc *                      2,484,674
      8,000      World Color Press Inc *                              239,000
                                                                   -----------
                                                                    8,364,159
                                                                   -----------

                 Real Estate -- 0.8%

     15,250      CN Fairfield Communities Inc                         545,188
     32,200      PEC Isreal Economic Corp *                           666,138
     35,400      Penn Virginia Corp                                   973,500
      7,500      Security Capital Corp                                776,250
                                                                   -----------
                                                                    2,961,076
                                                                   -----------

                 Retail Trade -- 7.8%

     26,000      AnnTaylor Stores Corp *                              445,250
      9,700      Apogee Enterprises Inc                               212,188
      2,000      Arbor Drugs Inc                                       47,750
     68,000      Borders Group Inc                                  1,619,250
     43,200      Burlington Coat Factory Warehouse *                  993,600

              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares      Description                                       Value ($)
---------------------------------------------------------------------------------
                 Retail Trade -- continued

     30,500      Cash American Investments Inc                        327,875
     25,700      CKE Restaurants Inc                                  828,825
      4,600      CompUSA Inc                                          142,313
     26,450      Dollar Tree Stores Inc                             1,028,244
    123,500      Dress Barn Inc *                                   2,531,749
     34,500      Ethan Allen Interiors Inc                          2,535,749
     45,350      Family Dollar Stores Inc                             963,688
     10,800      Finish Line Inc                                      151,200
     38,500      Foodmaker Inc *                                      755,563
      9,400      Genovese Drug Stores Inc, Class A                    164,500
     57,800      Goodys Family Clothing Inc *                       1,972,424
     23,800      Just For Feet Inc                                    312,375
     48,100      Lands End Inc *                                    1,265,631
      8,000      Macfrugals Bargains Close Outs Inc *                 218,000
     35,600      Meyer Fred Inc *                                   1,851,199
     13,400      Microage Inc *                                       364,313
      7,200      Neiman Marcus Group Inc *                            222,300
     11,200      NPC International Inc *                              127,400
     54,700      Pier 1 Imports Inc                                   929,900
      3,500      Proffitts Inc *                                      187,906
    101,700      Ross Stores Inc                                    2,987,437
     11,300      Ruddick Corp                                         169,500
     27,700      Shopko Stores Inc *                                  761,750
     19,300      Stein Mart Inc *                                     540,400
     42,600      Stride Rite Corp                                     505,875
     90,600      Valhi Inc                                            792,750
      2,000      Wet Seal Inc *                                        43,500
     53,600      Williams-Sonoma Inc *                              2,398,599
      3,400      Zale Corp *                                           73,100
                                                                --------------
                                                                   28,472,103
                                                                --------------

                 Services -- 5.9%

    107,600      Accustaff Inc *                                    2,858,124
     13,900      Apac Teleservices Inc *                              229,350
     24,100      Apollo Group Inc *                                   860,069
     20,400      Avid Technology Inc *                                673,200
     11,300      Bowne and Co Inc                                     326,994
     11,400      CDI Corp *                                           401,850
     15,200      Central Parking Corp                                 695,400


              See accompanying notes to the financial statements.             11

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                 Services -- continued

    170,700      Corestaff Inc                                      5,078,324
     33,700      Doubletree Corp *                                  1,685,000
     19,300      Extended Stay America Inc *                          258,138
     22,400      Handleman Co *                                       133,000
     14,500      Hollywood Entertainment Corp *                       237,438
      8,200      Hollywood Park District Inc *                        143,500
     55,800      Mcgrath Rentcorp                                   1,283,400
      3,400      Meredith Corp                                        102,000
    133,700      Metromedia International Group Inc *               1,587,688
     24,400      Morningstar Group Inc *                              728,950
     22,200      Norrell Corp                                         717,338
     36,000      Promus Hotel Corp *                                1,397,250
     21,700      Rykoff Sexton Inc                                    547,925
      3,450      Technology Solutions Co                               80,213
     20,250      Volt Information Sciences Inc                      1,130,203
     14,350      Wolverine World Wide                                 317,494
                                                                   -----------
                                                                   21,472,848
                                                                   -----------
                 Technology -- 8.2%

     10,900      ABR Information Services Inc                         292,938
     10,200      Affiliated Computer Services                         267,750
     23,800      Autodesk Inc                                       1,041,250
     21,800      Avanti Corporation *                                 633,563
     10,300      BGS Systems Inc                                      283,250
     54,200      Citrix Systems Inc *                               2,737,099
     23,800      Cognex Corp *                                        910,350
     14,400      Credence Systems Corp *                              677,700
     23,500      CSG Systems International Inc *                      649,188
     32,500      Data General Corp *                                1,167,969
      2,900      Electronics For Imaging Inc                          155,150
      6,600      Envoy Corporation *                                  178,200
      4,200      Genrad Inc *                                         111,300
     14,300      HNC Software Inc *                                   520,163
     22,000      Hyperion Software Corp *                             633,875
      6,300      Inso Corporation *                                    87,413
     26,100      Keane Inc                                          1,533,375
     13,700      KLA Instruments Corp *                               970,988
      3,100      Mcafee Associates Inc                                175,538
     17,000      National Instruments Corp *                          701,250

12            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Shares       Description                                        Value ($)
---------------------------------------------------------------------------------
                 Technology -- continued
      7,600      Network Appliance Inc *                              359,100
     12,800      Platinum Software Corp *                             139,200
     16,100      Psinet Inc *                                         131,819
     52,800      Remedy Corp                                        2,036,099
     60,800      Symantec *                                         1,463,000
     11,700      Systems & Computer Technology Corp *                 412,425
    223,800      Tandem Computers Inc *                             7,609,199
      8,500      Uniphase Corp *                                      580,125
     23,000      Vantive Corp                                         701,500
     13,100      Viasoft Inc                                          709,038
     67,300      Visio Corp                                         2,321,849
                                                                  -----------
                                                                   30,191,663
                                                                  -----------

                 Telecommunications -- 0.8%
     46,300      Mastec Inc                                         2,161,630
     18,000      Premiere Technologies Inc *                          559,125
      6,100      Telemundo Group Inc *                                203,588
                                                                  -----------
                                                                    2,924,343
                                                                  -----------

                 Textiles -- 0.5%
      8,750      Guilford Mills                                       190,313
     20,000      Interface Flooring Systems Inc                       560,000
     24,000      Westpoint Stevens Inc *                              960,000
                                                                  -----------
                                                                    1,710,313
                                                                  -----------

                 Tobacco -- 0.1%
      4,200      Culbro Corp                                          404,513
                                                                  -----------

                 Transportation -- 2.7%
     28,100      Airborne Freight Corp                              1,383,925
      4,200      Alexander & Baldwin Inc                              113,400
     34,900      CNF Transportation Inc                             1,260,763
     23,400      Expeditors International Washington Inc              857,025
     53,800      Navistar International Corp *                      1,334,913
     14,800      Offshore Logistics Inc *                             270,100
     11,300      Swift Transportation Co *                            330,525
      6,100      US Freightways Corp                                  183,000
     49,400      USAir Group Inc *                                  1,685,775
     76,100      Yellow Corp *                                      2,387,637
                                                                  -----------
                                                                    9,807,063
                                                                  -----------

              See accompanying notes to the financial statements.           13

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Par Value ($)/
    Shares           Description                                        Value ($)
-------------------------------------------------------------------------------------
                     Utilities -- 1.1%
     24,000          Aquila Natural Gas Pipeline Corp                      250,500
     32,500          Calenergy Inc *                                     1,076,563
     77,400          Centerior Energy Corp                                 870,750
      5,000          Energen Corp                                          180,313
        990          Houston Industries Inc                                 20,038
      8,300          Kinder Morgan Energy Partners                         551,431
      7,500          Public Services Co of New Mexico                      136,875
      2,900          TNP Enterprises Inc                                    67,969
        500          Tucson Electric Power Co *                              7,969
     12,600          UGI Corp                                              329,175
     21,200          Western Gas Resources Inc                             402,800
                                                                       -----------
                                                                         3,894,383
                                                                       -----------
                     TOTAL COMMON STOCKS  (COST  $309,778,295)         345,777,795
                                                                       -----------

                     SHORT-TERM INVESTMENTS -- 21.2%

                     Cash Equivalents -- 12.7%
$15,570,049          BankBoston Eurodollar Time Deposit, 5.7875%
                     due 9/2/97/(a)/                                    15,570,049
   $974,809          First Union National Bank of North Carolina
                     Eurodollar Time Deposit, 5.5625% due
                     9/2/97/(a)/                                           974,809
 $2,924,426          Harris Bank and Trust Eurodollar Time Deposit,
                     5.625% due 9/2/97/(a)/                              2,924,426
 15,258,785          Merrimac Cash Fund Premium Class/(a)/              15,258,785
$12,000,000          Prudential Securities Group Inc Master Note,
                     5.8875% due 9/2/97/(a)/                            12,000,000
                                                                       -----------
                                                                        46,728,069
                                                                       -----------

                     U.S. Government -- 0.3%
 $1,000,000          U.S. Treasury Bill, 5.22% due 11/28/97/(b)/           987,698
                                                                       -----------

                     Repurchase Agreements -- 8.2%
$18,443,595          Salomon Brothers Repurchase Agreement, dated
                     8/29/97, due 9/2/97, with a maturity value of
                     $18,453,944 and an effective yield of 5.05%,
                     collateralized by U.S. Treasury Obligations
                     with rates ranging from 5.00% to 6.75%, with
                     maturity dates ranging from 2/15/99 to 8/15/26
                     and with an aggregate market value of
                     $18,866,230.                                       18,443,595
$11,589,463          Prudential Securities, Inc. Repurchase
                     Agreement, dated 8/29/97, due 9/2/97, with a
                     maturity value of $11,595,889  and an
                     effective yield of 4.99%, collateralized by a
                     U.S. Government Agency Obligation with a rate
                     of 6.072%, with a maturity date of 3/1/35 and
                     a market value of $11,821,292.                     11,589,463
                                                                       -----------
                                                                        30,033,050
                                                                       -----------


14              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



                                                                    Value ($)
--------------------------------------------------------------------------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $77,748,327)                                 77,748,825
                                                                  ------------

                 TOTAL INVESTMENTS -- 115.6%
                 (COST $387,526,622)                               423,526,620

                 Other Assets and Liabilities (net) -- (15.6)%     (57,276,924)
                                                                  ------------

                 TOTAL NET ASSETS -- 100%                         $366,249,696
                                                                  ============

                 Notes to the Schedule of Investments:

                *     Non-income producing security.
                /(a)/ Represents investments of security lending collateral
                      (Note 1).
                /(b)/ Security has been segregated to cover margin requirements on open financial futures contracts.


              See accompanying notes to the financial statements.             15

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $387,526,622) (Note 1)              $ 423,526,620
   Receivable for investments sold                                    10,488,967
   Dividends and interest receivable                                     191,195
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                      98,731
   Receivable for expenses waived or borne by Manager (Note 2)            94,040
   Miscellaneous receivable                                               15,374
                                                                     -----------

      Total assets                                                   434,414,927
                                                                    ------------

Liabilities:
   Payable for investments purchased                                  18,141,921
   Payable upon return of securities loaned (Note 1)                  46,728,069
   Payable for Fund shares repurchased                                 3,082,179
   Payable to affiliate for (Note 2):
     Management fee                                                      138,292
     Shareholder service fee                                              41,371
   Accrued expenses                                                       33,399
                                                                    ------------

      Total liabilities                                               68,165,231
                                                                    ------------

Net assets                                                          $366,249,696
                                                                    ============

Net assets consist of:
   Paid-in-capital                                                  $315,535,749
   Accumulated undistributed net investment income                       458,604
   Accumulated undistributed net realized gain                        14,007,266
   Net unrealized appreciation                                        36,248,077
                                                                    ============
                                                                    $366,249,696
                                                                    ============

Net assets attributable to:
   Class III shares                                                 $366,249,696
                                                                    ============

Shares outstanding:
   Class III                                                          29,305,824
                                                                    ============

Net asset value per share:
   Class III                                                        $      12.50
                                                                    ============

16            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                         $ 654,635
   Interest (including securities lending income of $70,669)           604,399
                                                                   ------------

      Total income                                                   1,259,034
                                                                   ------------

Expenses:
   Management fee (Note 2)                                             546,060
   Registration fees                                                    38,202
   Custodian and transfer agent fees                                    25,978
   Audit fees                                                           21,953
   Legal fees                                                            3,771
   Trustees fees (Note 2)                                                  902
   Miscellaneous                                                           434
   Fees waived or borne by Manager (Note 2)                           (278,389)
                                                                   ------------
                                                                       358,911
   Shareholder service fee (Note 2)
      Class III                                                        163,702
                                                                   ------------
      Net expenses                                                     522,613
                                                                   ------------

        Net investment income                                          736,421
                                                                   ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   13,096,265
      Closed futures contracts                                         892,587
                                                                   ------------

        Net realized gain                                           13,988,852
                                                                   ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                   39,118,653
      Open futures contracts                                           531,434
                                                                   ------------

        Net unrealized gain                                         39,650,087
                                                                   ------------

      Net realized and unrealized gain                              53,638,939
                                                                   ------------

Net increase in net assets resulting from operations               $54,375,360
                                                                   ============



              See accompanying notes to the financial statements.            17

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     Period from
                                                                                  December 31, 1996
                                                             Six Months Ended     (commencement of
                                                             August 31, 1997       operations) to
                                                               (Unaudited)        February 28, 1997
                                                             ----------------    ------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $    736,421        $    173,151
   Net realized gain                                            13,988,852              18,414
   Change in net unrealized appreciation (depreciation)         39,650,087          (3,402,010)
                                                              ------------        ------------
   Net increase (decrease) in net assets resulting from
      operations                                                54,375,360          (3,210,445)
                                                              ------------        ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                  (450,968)                 --
                                                              ------------        ------------
       Total distributions from net investment income             (450,968)                 --
                                                              ------------        ------------
   Net share transactions: (Note 5)
       Class III                                               152,427,203         163,108,546
                                                              ------------        ------------
   Increase in net assets resulting from net share
      transactions                                             152,427,203         163,108,546
                                                              ------------        ------------

      Total increase in net assets                             206,351,595         159,898,101

Net assets:
   Beginning of period                                         159,898,101                  --
                                                              ------------        ------------

   End of period (including accumulated undistributed net
      investment income of $458,604 and $173,151,
      respectively)                                           $366,249,696        $159,898,101
                                                              ============        ============

18            See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           Six Months Ended   Period from December 31, 1996
                                                           August 31, 1997    (commencement of operations)
                                                             (Unaudited)          to February 28, 1997
                                                           ----------------   -----------------------------
Net asset value, beginning of period                          $   9.82                $  10.00
                                                              --------                --------

Income from investment operations:
   Net investment income                                          0.03                    0.01
   Net realized and unrealized gain (loss)                        2.68                   (0.19)
                                                              --------                --------

      Total from investment operations                            2.71                   (0.18)
                                                              --------                --------

Less distributions to shareholders:
   From net investment income                                    (0.03)                     --
                                                              --------                --------

      Total distributions                                        (0.03)                     --
                                                              --------                --------
Net asset value, end of period                                $  12.50                $   9.82
                                                              ========                ========

Total Return/(a)/                                                27.63%                  (1.80)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                          $366,250                $159,898
   Net expenses to average daily net assets                       0.48%*                  0.48%*
   Net investment income to average daily net assets              0.67%*                  0.70%*
   Portfolio turnover rate                                          81%                     13%
   Average broker commission rate per equity share            $ 0.0264                $ 0.0344
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                             $  0.01                $   0.01

/(a)/Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
  *  Annualized.

              See accompanying notes to the financial statements.             19

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to the Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO Small Cap Growth Fund (the "Fund"), which commenced operations on December 31, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The Fund offers three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to the Financial Statements (Unaudited)-(Continued)
August 31, 1997
--------------------------------------------------------------------------------



     Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $44,946,561, collateralized by cash in the amount of $46,728,069, which was invested in short-term instruments.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to the Financial Statements (Unaudited)-(Continued)
August 31, 1997
--------------------------------------------------------------------------------


     shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $754,834 in purchase premiums and $47,596 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions,

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to the Financial Statements (Unaudited)-(Continued)
August 31, 1997
--------------------------------------------------------------------------------


     certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $902. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $316,731,770 and $167,553,743, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:



                              Gross Unrealized      Gross Unrealized         Net Unrealized
        Aggregate Cost          Appreciation          Depreciation            Appreciation
       ------------------    -------------------    ------------------    ---------------------
         $ 388,172,008          $ 39,453,019           $ 4,098,407            $ 35,354,612



4.   Principal shareholder

     At August 31, 1997, 22% of the outstanding shares of the Fund were held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                                                  Period from
                                                                               December 31, 1996
                                             Six Months Ended             (commencement of operations)
 Class III:                                   August 31, 1997                 to February 28, 1997
                                     ----------------------------------  -------------------------------
                                         Shares             Amount          Shares            Amount
                                     ---------------    ---------------  --------------   ---------------
 Shares sold                           13,854,939      $  162,453,671       16,278,745   $   163,108,546
 Shares issued to shareholders
    in reinvestment of
    distributions                          22,568             223,251         --               --
 Shares repurchased                      (850,428)        (10,249,719)        --               --
                                     ===============    ===============  ==============   ===============
 Net increase                          13,027,079     $   152,427,203       16,278,745   $   163,108,546
                                     ===============    ===============  ==============   ===============

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to the Financial Statements (Unaudited)-(Continued)
August 31, 1997
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Long futures contracts


 Number of                                                                   Net Unrealized
 Contracts         Type           Expiration Date        Contract Value       Appreciation
------------  ---------------   --------------------   ------------------  -------------------
    70         Russell 2000       September 1997          $  14,843,500    $      248,079
                                                                           ===================

     At August 31, 1997, the Fund had sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

7.   Federal Tax Information

     For the tax year ended August 31, 1997, all of the Fund's distributions are from investment company taxable income.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                            Value ($)
----------------------------------------------------------------------------------------
                    COMMON STOCKS -- 93.6%

                    Advertising -- 0.1%
         1,700      Grey Advertising Inc                                     527,000
                                                                       --------------

                    Aerospace -- 1.3%
         6,100      Curtiss Wright Corp                                      445,300
        25,600      Gencorp Inc                                              684,800
        95,800      Kaman Corp, Class A                                    1,604,650
        12,198      Northrop Grumman Corp                                  1,427,928
        18,900      Teleflex Inc                                             598,894
        60,000      Thiokol Corp                                           4,777,499
                                                                       --------------
                                                                           9,539,071
                                                                       --------------

                    Automotive -- 1.7%
        17,900      Bandag Inc                                               954,294
        34,300      Borg Warner Automotive Inc                             1,787,888
        25,600      Breed Technologies Inc                                   544,000
        37,500      Caliber Systems Inc                                    1,565,625
        36,700      Cooper Tire & Rubber Co                                  922,088
         7,000      Lear Corp *                                              320,688
        13,800      Mascotech Industries Inc                                 288,938
        60,400      Modine Manufacturing Co                                1,849,750
        17,900      Paccar Inc                                               848,013
        48,800      Smith (AO) Corp, Class B                               1,720,200
         6,300      SPX Corp                                                 366,188
        24,500      Superior Industries International Inc                    667,625
        36,800      Wabash National Corp                                   1,081,000
                                                                       --------------
                                                                          12,916,297
                                                                       --------------

                    Banking and Financial Services -- 11.4%
        22,800      Advanta Corp, Class A                                    755,250
        13,000      Albank Financial Corp                                    500,500
        40,750      Alex Brown Inc                                         3,451,015
        34,000      Astoria Financial Corp                                 1,636,250
        29,000      Baldwin and Lyons Inc, Class B                           561,875
         3,500      BOK Financial Corporation                                129,500
        11,500      CCB Financial Corp                                       930,063
        61,100      Central Fidelity Banks Inc                             2,390,537
         3,100      Charter One Financial Inc                                168,563
        19,100      Citizens Banking Corp Michigan                           754,450
       129,750      Comdisco Inc                                           3,527,577
        65,800      Commerce Bancshares Inc                                3,544,974

            See accompanying notes to the financial statements.                1

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



      Shares        Description                                                     Value ($)
--------------------------------------------------------------------------------------------------
                    Banking and Financial Services -- continued
        46,950      Compass Bancshares Inc                                           1,672,594
        13,400      Corus Bancshares Inc                                               475,700
        22,100      Deposit Guaranty Corp                                              708,581
        45,400      Dime Bancorp Inc                                                   876,788
        24,535      Downey Financial Corp                                              542,837
        28,800      Eaton Vance Corp                                                   824,400
        74,500      Edwards (AG) Inc                                                 2,961,374
        28,500      Financial Security Assurance Holdings Ltd                        1,184,531
         3,800      Finova Group Inc                                                   321,338
        13,600      First Citizens Bancshares, Class A                               1,217,200
        13,900      First Commerce Corp                                                741,913
         3,800      First Empire State Corp                                          1,388,900
        12,400      First Federal Financial Corp *                                     418,500
        25,775      First Finance Corp                                                 831,244
        45,000      First Hawaiian Inc                                               1,659,375
         8,125      First Midwest Bancorp Inc                                          284,375
         9,150      First Security Corp                                                258,488
        35,300      First Virginia Banks Inc                                         2,404,812
         7,700      Firstbank of Illinois Co                                           333,025
        16,000      Firstbank Puerto Rico                                              451,000
        18,680      Fulton Financial Corp                                              513,700
         7,200      Greenpoint Financial Corp                                          443,250
        20,900      Interra Financial Inc                                              909,150
        13,300      Jefferies Group Inc                                                904,400
         6,600      JSB Financial                                                      299,475
         5,400      Legg Mason Inc                                                     333,450
        34,200      Leucadia National Corp                                           1,090,125
        35,400      Liberty Financial Cos                                            1,754,513
        10,100      Long Island Bancorp Inc                                            402,738
        83,600      Mercantile Bankshares                                            2,351,277
        21,850      Morgan Keegan Inc                                                  558,541
         9,300      National Bancorp of Alaska Inc                                     818,400
        46,800      North American Mortgage Co                                       1,210,950
        12,075      Old Kent Financial Corp                                            739,594
        22,400      Onbancorp Inc                                                    1,164,800
        14,400      One Valley Bancorp Inc                                             618,300
        47,900      Pacific Century Financial Corp                                   2,362,068
        27,550      Peoples Bank Bridgeport                                            773,122
        36,500      Piper Jaffray Inc                                                  825,813
        14,900      PMI Group Inc                                                      861,406
        71,600      Popular Inc                                                      3,096,699

2             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



      Shares        Description                                              Value ($)
------------------------------------------------------------------------------------------
                    Banking and Financial Services -- continued
        13,400      Provident Financial Group                                  634,825
        64,703      Quick And Reilly Group                                   2,216,078
        50,750      Raymond James Financial Corp                             1,471,750
         9,000      RCSB Financial Inc                                         439,875
        23,900      Riggs National Corp                                        501,900
        34,700      Rowe (T) Price & Associates Inc                          1,908,500
        82,700      Ryland Group Inc                                         1,380,056
        15,000      SEI Investments Co                                         435,000
        45,200      Signet Banking Corp                                      2,341,924
        67,680      Sovereign Bancorp Inc                                    1,049,040
        25,562      St. Paul Bancorp Inc                                       591,121
        15,500      Student Loan Group                                         635,500
         7,945      Summit Bancorp                                             471,734
             1      Toronto Dominion Bank Ontario                                   10
        26,100      Trustmark Corp                                             751,189
        19,700      UMB Financial Corp                                         886,500
        23,200      Union Planters Corp                                      1,189,000
        15,200      Unionbancal Corp                                         1,175,150
        12,700      United Asset Management Corp                               340,519
        33,500      United Cos Financial Corp                                  954,750
         6,800      US Trust Corp                                              357,000
        11,000      Value Line Inc                                             401,500
        45,165      Washington Federal Inc                                   1,230,746
         8,400      Washington Mutual Inc                                      502,950
        61,800      Wilmington Trust Corp                                    3,113,174
                                                                         --------------
                                                                            84,919,091
                                                                         --------------
                    Chemicals -- 1.0%
        25,500      Albemarle Corp                                             626,344
        18,100      Cabot Corporation                                          495,488
         8,700      Crompton & Knowles Corp                                    219,675
        15,500      Cytec Industries Inc *                                     756,594
         9,900      Ferro Corp                                                 372,488
         8,300      Fuller (HB) Co                                             458,056
        16,600      Geon Co                                                    329,925
        20,700      Hanna (MA) Co                                              535,613
        42,900      Kaiser Aluminum Corp *                                     603,281
        27,500      Mississippi Chemical Corp                                  596,406
        14,200      Olin Corp                                                  631,900
             1      Potash Corp of Saskatchewan                                     74
        33,100      Stepan Co                                                  779,919

             See accompanying notes to the financial statements.               3

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Chemicals -- continued
        64,000      Wellman Inc                                                      1,456,000
                                                                                 --------------
                                                                                     7,861,763
                                                                                 --------------

                    Communications -- 0.0%
        13,800      DSC Communications Corp *                                          401,925
                                                                                 --------------

                    Computer and Office Equipment -- 2.8%
        77,600      Amdahl Corp *                                                      955,450
        19,500      Banctec Inc *                                                      482,625
         9,900      Everex Systems Inc/(a)/ *                                               --
        53,600      Exabyte Corp *                                                     629,800
        45,900      Intergraph Corp *                                                  456,131
        98,700      Lexmark International Group Inc *                                3,454,499
       153,400      Quantum Corp                                                     5,378,587
        61,700      Sequent Computer Inc *                                           1,739,169
        30,500      Sterling Software Inc                                            1,046,531
        53,600      Stratus Computer Inc *                                           2,974,799
        87,200      Unisys Corp *                                                      986,450
        41,800      Western Digital Corp                                             2,011,625
        19,100      Zebra Technologies Corp *                                          561,063
                                                                                 --------------
                                                                                    20,676,729
                                                                                 --------------
                    Construction -- 1.9%
        34,200      Bridge & Toll Road Brothers Inc *                                  735,300
        41,300      Centex Corp                                                      2,245,688
        11,400      Eagle Hardware & Garden Inc *                                      250,088
        17,700      Foster Wheeler Corp                                                808,669
        29,900      Granite Construction Inc                                           627,900
        44,700      Horton (DR) Inc                                                    704,025
       116,300      Kaufman & Broad Home Corp                                        2,325,999
        49,800      McDermott International Inc                                      1,606,050
        64,100      MEMC Electronic Materials *                                      1,858,900
        33,600      Pulte Corp                                                       1,230,600
       137,300      Standard Pacific Corp                                            1,501,719
        19,800      Texas Industries Inc                                               659,588
                                                                                 --------------
                                                                                    14,554,526
                                                                                 --------------
                    Consumer Goods -- 3.8%
        13,900      Alberto Culver Co, Class B                                         405,706
        17,700      Bassett Furniture Industries Inc                                   486,750

4             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                             Value ($)
-------------------------------------------------------------------------------------------
                    Consumer Goods -- continued
        16,200      Block Drug Co Inc, Class A                                  769,500
        81,200      Burlington Industries Inc *                                 979,475
        10,100      Callaway Golf Co                                            340,244
        29,700      Coleman Co Inc *                                            469,631
        46,400      Compucom Systems Inc *                                      466,900
        22,500      Department 56 Inc *                                         614,531
        48,600      Fastenal Co                                               2,800,574
        21,500      First Brands Corp                                           536,156
        53,100      Furniture Brands International Inc *                        935,888
        22,800      Jones Apparel Group Inc                                   1,144,275
        91,300      Justin Industries                                         1,335,263
        21,600      Kimball International, Class B                              972,000
       139,000      Kinetic Concepts Inc                                      2,554,124
        25,700      La-z-boy Chair Co                                           909,138
        31,310      Lancaster Colony Corp                                     1,622,249
             1      Mattel Co                                                         3
        77,000      Moore Corp Ltd                                            1,525,563
         7,800      National Service Industries                                 345,150
        20,600      Nine West Group Inc *                                       870,350
        31,300      Oneida LTD                                                  991,819
        38,400      Osh Kosh B Gosh, Class A                                    974,400
        10,100      Patterson Dental Company *                                  357,288
         6,100      Pittston Brinks Group                                       216,550
        33,600      Russell Corp                                                957,600
        24,000      Safety Kleen                                                484,500
         5,100      Sunbeam Corp                                                224,400
        16,800      Technology Data Corp *                                      654,150
       117,900      Terra Industries Inc                                      1,576,913
         5,800      Timberland Co *                                             383,163
        18,000      Unifi Inc                                                   690,750
        14,900      US Industries Inc *                                         566,200
                                                                          --------------
                                                                             28,161,203
                                                                          --------------

                    Electronic Equipment -- 4.6%
         5,700      Altera Corp                                                 303,525
       107,000      American Power Conversion Corp *                          2,808,749
         8,900      Burr - Brown Corp                                           315,950
         5,400      CTS Corp                                                    437,400
        71,600      Cypress Semiconductor Corp *                              1,270,900
        47,300      Dallas Semiconductor Corp                                 1,812,181

             See accompanying notes to the financial statements.               5

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Electronic Equipment -- continued
        22,000      Federal Signal Corp                                                572,000
         7,800      Franklin Electric Inc                                              479,700
        16,700      Harman International Industries                                    747,325
        13,900      Hutchinson Technology Inc                                          458,700
        86,800      Integrated Device Technology Inc *                               1,182,650
        32,500      Jabil Circuit Inc                                                1,925,625
        13,500      Kemet Corp *                                                       393,188
        39,100      Komag Inc *                                                        686,694
         9,900      Lattice Semiconductor Corp *                                       630,506
        17,800      Magnetek Inc *                                                     374,913
        60,000      Marshall Industries *                                            2,381,249
         6,400      Maxim Integrated Products Inc *                                    442,400
        26,900      Methode Electronics, Class A                                       638,875
        74,200      Oak Technology Inc *                                               806,925
        25,500      Octel Communications Corp *                                        774,563
        76,600      Pioneer Standard Electronics Inc                                 1,149,000
         8,000      Pittway Corp, Class A                                              482,500
        49,500      Read Rite Corp *                                                 1,420,031
        69,400      SCI Systems Inc                                                  2,728,287
        24,700      Sensormatic Electronics Corp                                       322,644
        71,400      Silicon Valley Group Inc *                                       2,409,749
        48,600      Stewart & Stevenson Services Corp                                1,184,625
        19,900      Tech Corp *                                                        660,431
         9,501      Thomas & Betts Corp                                                532,054
        47,705      Vishay Intertechnology Inc                                       1,273,127
        27,300      VLSI Technology *                                                  900,900
        26,400      Watkins Johnson                                                    907,500
        53,500      Zilog Inc *                                                      1,310,750
                                                                                 --------------
                                                                                    34,725,616
                                                                                 --------------
                    Food and Beverage -- 3.2%
        46,300      Bob Evans Farms Inc                                                821,825
        63,500      Chiquita Brands International Inc                                  904,875
        43,500      Coors (Adolph) Co                                                1,604,063
       328,600      Darden Restaurants Inc                                           3,306,537
        25,900      Dean Foods Co                                                    1,149,313
         5,900      Farmer Brothers Co                                                 873,200
        15,900      Flowers Industries Inc                                             294,150
        45,700      Great Atlantic & Pacific Tea Co                                  1,145,356
        17,500      Hormel (Geo A) and Co                                              520,625

6              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Food and Beverage -- continued
        41,400      Hudson Foods Inc                                                   672,750
        40,900      International Multifoods Corp                                    1,099,188
        46,900      Interstate Bakeries Corp                                         2,749,512
        35,700      Luby's Cafeterias Inc                                              702,844
        60,000      Michael Foods Inc                                                1,297,500
        27,600      Pilgrims Pride Corp                                                324,300
        12,600      Quality Food Centers Inc *                                         518,175
        84,600      Ryans Family Steak House *                                         782,550
         1,600      Seaboard Corp                                                      463,200
        13,565      Smith Food and Drug Center, Class B *                              742,684
        25,600      Smithfield Foods Inc *                                           1,411,200
        13,400      Triarc Companies *                                                 280,563
        48,525      Universal Foods Corp                                             1,883,377
                                                                                --------------
                                                                                    23,547,787
                                                                                --------------

                    Health Care -- 5.1%
        52,400      Apria Healthcare Group *                                           917,000
        15,500      Arrow International Inc.                                           459,188
        46,400      Ballard Medical Products                                         1,073,000
        58,200      Bard (CR)                                                        2,007,900
        35,900      Beckman Instruments Inc                                          1,689,544
       115,200      Beverly Enterprises Inc *                                        1,879,200
        61,100      Bindley Western Industries Inc                                   1,538,956
        77,500      BioMet Inc                                                       1,608,125
        11,300      Dentsply International Inc                                         635,625
         7,900      Forest Laboratories Inc *                                          324,394
        12,200      Genesis Health Ventures Inc *                                      425,475
        32,600      Haemonetics Corp *                                                 594,950
        16,400      Health Care & Retirement *                                         597,575
        70,700      Horizon CMS Healthcare Corp *                                    1,453,769
        73,500      Integrated Health Services Inc                                   2,425,499
       402,400      Laboratory Corporation America Holdings                          1,056,300
        37,400      Lincare Holdings Inc *                                           1,783,513
        27,000      Living Centers of America Inc *                                  1,036,125
        22,800      Marquette Medical Systems, Class A *                               589,950
       152,500      Mid Atlantic Medical Services Inc *                              2,354,218
       180,800      Novacare Corp *                                                  2,723,299
       157,500      Perrigo Co *                                                     2,254,219
        16,600      Quorum Health Group Inc *                                          565,438

               See accompanying notes to the financial statements.             7

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                           Value ($)
-----------------------------------------------------------------------------------------
                    Health Care -- continued
        46,100      Rightchoice Managed Care, Class A *                       501,338
        23,700      Sierra Health Services Inc *                              780,619
        36,200      Sofamor Denek Group Inc *                               1,735,338
        54,600      Spacelabs Medical Inc *                                 1,208,025
        45,500      Sunrise Medical Inc *                                     673,969
        18,600      Sybron International Corp *                               742,838
         8,500      United States Surgical Corp                               279,969
        19,300      Universal Health Services, Class B *                      845,581
        18,400      Varian Associates Inc                                   1,049,950
           800      Vencor Inc *                                               32,100
                                                                       --------------
                                                                           37,842,989
                                                                       --------------

                    Insurance -- 10.3%
         5,757      Alleghany Corp                                          1,381,680
        37,700      Allied Group Inc                                        1,668,225
             1      Allmerica Financial Corp                                       15
         9,600      AMBAC Inc                                                 775,800
        28,600      American Bankers Insurance Group                        1,887,600
        18,200      American Financial Group Inc                              787,150
        19,749      American Heritage Life Investments                        697,387
        16,800      American National Insurance Co                          1,629,600
        77,300      APL Ltd                                                 2,473,599
        25,500      Argonaut Group Inc                                        828,750
        30,000      Berkley (WR) Corp                                       1,659,375
        19,100      Capital Re Corp                                           970,519
        50,200      Citizens Corp                                           1,418,150
        12,300      CMAC Investment Corp                                      567,338
        50,100      Commerce Group Inc                                      1,399,669
        95,802      Conseco Inc                                             4,119,485
        27,090      Delphi Financial Group Inc                              1,186,881
        21,200      Enhance Financial Services Group Inc                      980,500
        44,400      Equitable of Iowa Cos                                   2,891,549
        34,400      Everest Re Holdings Inc                                 1,244,850
        20,500      First American Financial Corp                             917,375
        61,510      Foundation Health Systems *                             1,956,787
        48,715      Fremont General Corp                                    1,942,511
        14,700      Gallagher (Arthur J) and Co                               525,525
        24,500      Guaranty National Corp                                    690,594
        22,500      Harleysville Group Inc                                    953,438
        26,000      Horace Mann Educators Corp                              1,420,250

8                      See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

      Shares        Description                                           Value ($)
-----------------------------------------------------------------------------------------
                    Insurance -- continued
        85,700      Integon Corp                                            2,169,281
        38,200      John Alden Financial Corp                               1,091,088
         9,900      Kansas City Life Insurance Co                             806,850
        26,400      Liberty Corp                                            1,145,100
        28,700      Life Re Corp                                            1,472,669
        37,500      Mercury General Corp                                    3,281,249
        23,700      NAC Re Corp                                             1,116,863
        45,300      Ohio Casualty Corp                                      2,106,450
        27,950      Old Republic International Corp                         1,004,453
        49,500      Orion Capital                                           2,103,750
        26,800      Penncorp Financial Group Inc                              859,275
        50,600      Presidential Life Corp                                    967,725
        35,600      Protective Life Corp                                    1,771,100
        88,667      Provident Cos Inc                                       5,774,463
         5,900      Reinsurance Group of America                              353,631
        74,300      Reliance Group Holdings Inc                               910,175
        48,339      Reliastar Financial Corp                                3,613,339
        19,875      RLI Corp                                                  752,766
        27,800      Selective Insurance Group                               1,369,150
        36,300      TIG Holdings Inc                                        1,134,375
        35,300      Transatlantic Holding Inc                               2,495,268
        13,950      Trenwick Group Inc                                        507,431
        16,900      Twentieth Century Industries                              391,869
         9,600      UICI *                                                    288,000
        14,500      USF & G Corp                                              318,094
        32,700      Washington National Corp                                  964,650
        32,200      Western National Corp                                     897,575
        10,200      Zurich Reinsurance Centre Inc                             402,263
                                                                       --------------
                                                                           77,043,504
                                                                       --------------
                    Machinery -- 3.8%
        70,400      Agco Corporation                                        2,288,000
        36,800      Cincinnati Milacron Inc                                   947,600
        19,000      Coltec Industries Inc *                                   425,125
        32,100      Cummins Engine Inc                                      2,469,693
        66,200      Detroit Diesel Corp. *                                  1,435,713
        53,400      Donaldson Co Inc                                        2,382,974
        20,800      Federal Mogul Corp                                        743,600
        11,500      Harnischfeger Industries Inc                              461,438
        15,700      Kennametal Inc                                            734,956
        31,400      Kulicke & Soffa Industries *                            1,442,438

                See accompanying notes to the financial statements.            9

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

      Shares        Description                                            Value ($)
------------------------------------------------------------------------------------------
                    Machinery -- continued
        65,500      Lam Research Corp *                                      3,700,749
        36,000      Mohawk Industries Inc *                                    931,500
        26,800      Nordson Corp                                             1,547,700
        31,800      Novellus System Inc *                                    3,645,074
       104,800      Oakley Inc                                               1,277,250
        21,300      Starrett (LS) Co, Class A                                  745,500
        38,600      Tecumseh Products Co, Class B                            2,084,400
         9,500      Toro Co                                                    352,688
        17,800      Ultratech Stepper Inc *                                    511,750
                                                                        --------------
                                                                            28,128,148
                                                                        --------------

                    Manufacturing -- 3.4%
        70,500      ACX Technologies Inc *                                   1,846,219
        21,000      Aeroquip-Vickers Inc                                     1,173,375
         7,700      Alliant Techsystems Inc *                                  497,131
        87,700      Amcast Industrial Corp                                   2,126,725
        25,200      Applied Power Inc, Class A                               1,600,200
        34,300      Ball Corp                                                1,127,613
        26,200      Barnes Group Inc                                           722,138
        64,650      Clayton Homes Inc                                        1,086,928
        47,500      Crane Co                                                 2,095,938
        10,900      CSS Industries Inc *                                       391,038
        23,000      Gibson Greetings Inc *                                     517,500
        28,300      Global Industrial Technologies Inc *                       535,931
        13,100      Greif Brothers Corp                                        393,000
        44,500      Griffon Corp *                                             623,000
        15,900      Harsco Corp                                                716,494
        22,400      International Game Technology                              448,000
        59,600      Lafarge Corp                                             1,937,000
        13,400      Lydall Inc *                                               318,250
         9,500      Mine Safety Appliances                                     598,500
        10,700      Owens Illinois Inc *                                       372,494
        15,100      Sequa Corp, Class A *                                      773,875
        17,200      Standex International Corp                                 542,875
         9,950      Tredegar Industries                                        684,684
        72,200      Trinity Industries Inc                                   2,869,949
        33,200      Watts Industries Inc, Class A                              809,250
        11,100      West Co Inc                                                345,488
                                                                        --------------
                                                                            25,153,595
                                                                        --------------

10              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                          Value ($)
----------------------------------------------------------------------------------------
                    Metals and Mining -- 1.2%
        13,600      Allegheny Teledyne Inc                                   419,900
        30,100      Arch Coal Inc                                            833,394
        86,500      Asarco Inc                                             2,659,874
        16,700      Cleveland Cliffs Inc                                     696,181
        29,500      Commercial Metals Co                                     907,125
        15,700      Nacco Inds Inc, Class A                                1,354,125
        60,400      Timken Co                                              2,261,225
                                                                      --------------
                                                                           9,131,824
                                                                      --------------

                    Oil and Gas -- 1.3%
         8,200      El Paso Natural Gas Co                                   461,250
        57,511      Enserch Exploration Inc *                                517,597
        57,100      Equitable Resources Inc                                1,745,119
         8,100      FINA Inc, Class A                                        534,600
        19,700      KCS Energy Inc                                           525,744
        22,900      Mitchell Energy, Class B                                 572,500
             1      Monterey Resources Inc                                        21
        47,400      Oneok Inc                                              1,534,575
        24,700      Oryx Energy Co *                                         653,006
        16,600      Peoples Energy Corp                                      625,613
        35,400      Santa Fe Energy Resources Inc                            391,613
        32,400      Seagull Energy Corp *                                    791,775
        45,800      Union Texas Petroleum Holdings Inc                     1,067,713
                                                                      --------------
                                                                           9,421,126
                                                                      --------------

                    Paper and Allied Products -- 3.0%
        43,200      Boise Cascade Corp                                     1,709,100
        76,100      Bowater Inc                                            3,895,368
        66,800      Chesapeake Corp                                        2,296,250
        58,600      Jefferson Smurfit Corp *                               1,139,038
        22,300      Longview Fibre Co                                        466,906
        48,600      Media General Inc, Class A                             1,786,050
        19,500      Pentair Inc                                              694,688
        41,400      Potlatch Corp                                          1,932,863
        63,600      Rayonier Inc                                           3,104,474
        53,900      Rock-Tenn Co, Class A                                  1,145,375
        22,300      Shorewood Packaging Corp *                               482,238
       144,500      Stone Container Corp                                   2,492,624
        16,100      TJ International Inc                                     406,525
        22,700      Zurn Industries Inc                                      673,906
                                                                      --------------
                                                                          22,225,405
                                                                      --------------

              See accompanying notes to the financial statements.             11

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

      Shares        Description                                           Value ($)
-----------------------------------------------------------------------------------------
                    Pharmaceuticals -- 1.0%
        11,300      Amerisource Health Corp *                                 565,706
        54,675      Bergen Brunswig Corp, Class A                           2,296,350
        74,000      ICN Pharmaceuticals Inc                                 2,673,249
        64,575      Mark IV Industries Inc                                  1,622,447
                                                                       --------------
                                                                            7,157,752
                                                                       --------------

                    Primary Materials -- 1.2%
        20,100      Ameron Inc                                              1,174,594
        22,200      Carpenter Technology Corp                                 994,838
        16,700      Florida Rock Inds                                         824,563
        20,000      Martin Marietta Materials Inc                             698,750
        15,600      Medusa Corp                                               733,200
        78,100      Premark International Inc                               2,323,475
        13,800      Southdown Inc                                             647,738
        32,900      USG Corp *                                              1,410,588
                                                                       --------------
                                                                            8,807,746
                                                                       --------------

                    Primary Processing -- 2.4%
        31,700      AK Steel Holding Corp                                   1,434,425
        98,200      Alumax Inc *                                            4,069,162
       182,100      Bethlehem Steel Corp *                                  2,185,200
        39,500      Birmingham Steel Corp                                     740,625
        44,900      Chaparral Steel Corp                                      679,113
        56,000      Inland Steel Industries Inc                             1,179,500
       125,400      LTV Corp                                                1,630,200
        44,500      Lukens Inc                                                831,594
         6,700      Maxxam Inc *                                              368,500
         6,700      Mueller Industries Inc *                                  293,544
        81,400      National Steel Corp, Class B *                          1,531,338
        11,100      NCH Corp                                                  754,800
        25,000      Oregon Steel Mills Inc                                    673,438
        19,700      Quanex Corp                                               715,356
        38,600      Rouge Industries Inc, Class A                             593,475
                                                                       --------------
                                                                           17,680,270
                                                                       --------------

                    Printing and Publishing -- 0.2%
        20,900      American Business Products Inc                            483,313
        56,600      Hollinger International Inc                               728,725
         8,799      Pulitzer Publishing Co                                    462,497
                                                                       --------------
                                                                            1,674,535
                                                                       --------------

12              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Real Estate -- 0.4%
        47,300      Lennar Corp                                                      1,767,838
         4,400      Security Capital Corp                                              455,400
        57,900      Webb (D) Corp                                                    1,013,250
                                                                                --------------
                                                                                     3,236,488
                                                                                --------------

                    Refining -- 0.6%
        19,500      Holly Corp                                                         510,656
        23,400      Lyondell Petro Chemical Co                                         567,450
         9,300      Tosco Corp                                                         307,481
        56,892      Ultramar Diamond Shamrock Corp                                   1,856,102
        34,700      Valero Energy Corp                                               1,155,944
                                                                                --------------
                                                                                     4,397,633
                                                                                --------------

                    Retail Trade -- 6.9%
        20,800      AnnTaylor Stores Corp *                                            356,200
        13,400      Barnes & Noble Inc *                                               622,263
        67,300      Bed, Bath & Beyond Inc *                                         2,086,300
        50,900      Best Buy Co Inc *                                                  865,300
        28,100      Borders Group Inc                                                  669,131
        36,800      Brinker International Inc *                                        616,400
        32,900      Brown Group Inc                                                    549,019
        15,800      Brunos Inc *                                                       138,250
        69,600      Burlington Coat Factory Warehouse *                              1,600,800
        24,800      Casey's General Stores Inc                                         564,200
        54,700      Cash American Investments Inc                                      588,025
        88,200      Charming Shoppes Inc *                                             531,952
        25,500      Claire's Stores Inc                                                535,500
        47,600      CompUSA Inc                                                      1,472,625
        79,100      Cone Mills Corp *                                                  622,913
        55,100      CPI Corp                                                         1,308,625
        62,100      Dress Barn Inc *                                                 1,273,050
       100,550      Family Dollar Stores Inc                                         2,136,688
       124,700      Fingerhut Cos Inc                                                2,525,174
        28,200      Foodmaker Inc *                                                    553,425
        14,300      Goodys Family Clothing Inc *                                       487,988
        37,100      Hannaford Brothers Co                                            1,261,400
        41,500      Heilig Meyers Co                                                   622,500
       132,900      Homebase Inc                                                     1,046,588
        61,600      Ingles Markets Inc                                                 823,900
        51,500      Longs Drug Stores Corp                                           1,303,594

            See accompanying notes to the financial statements.               13

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                          Value ($)
----------------------------------------------------------------------------------------
                    Retail Trade -- continued
        18,000      Macfrugals Bargains Close Outs Inc *                     490,500
        30,100      Mercantile Stores                                      1,879,369
        40,400      Meyer Fred Inc *                                       2,100,800
        84,200      Michaels Stores Inc *                                  2,057,638
        38,300      Micro Warehouse Inc *                                  1,000,588
        19,800      Microage Inc *                                           538,313
        36,800      Neiman Marcus Group Inc *                              1,136,200
        26,700      NPC International Inc *                                  303,713
        74,300      Officemax Inc *                                        1,100,569
        25,200      Outback Steakhouse Inc *                                 607,950
        47,500      Phillips Van Heusen                                      682,813
        15,950      Pier 1 Imports Inc                                       271,150
        12,600      Proffitts Inc *                                          676,463
        35,200      Richfood Holdings Inc                                    792,000
        58,300      Ross Stores Inc                                        1,712,563
        26,000      Ruby Tuesday Inc *                                       702,000
        46,900      Ruddick Corp                                             703,500
       377,500      Service Merchandise Co *                               1,462,813
        91,000      Shopko Stores Inc *                                    2,502,499
       324,800      Southland Corp *                                         923,634
        80,400      Spiegel Inc, Class A *                                   512,550
        46,000      Stanhome Inc                                           1,495,000
         1,900      TJX Cos Inc                                               52,250
       118,900      Value City Department Stores Inc *                       951,200
        22,800      Weismarkets Inc                                          769,500
        10,800      Woolworth (FW) Co *                                      241,650
        27,800      Zale Corp *                                              597,700
                                                                       --------------
                                                                          51,426,735
                                                                       --------------
                    Services -- 5.5%
        14,300      Amerco *                                                 384,313
        38,200      Anixter International Inc *                              618,363
        54,925      Arctic Cat Inc                                           597,309
         8,004      Ascent Entertainment Group *                              88,044
       103,000      Aztar Corp *                                             721,000
        82,050      Banta Corp                                             2,215,350
        16,300      Belo (AH) Corp                                           698,863
        19,500      Berlitz International Inc *                              511,875
        31,300      Bowne and Co Inc                                         905,744

14             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Services -- continued
       105,100      Buffetts Inc *                                                   1,149,531
         8,900      Carmike Cinemas Inc, Class A *                                     280,350
        12,700      Catalina Marketing Corp *                                          588,169
         9,100      Chemed Corp                                                        342,388
        30,338      Chris Craft Industries Inc                                       1,488,452
       198,300      Dames and Moore Inc                                              2,602,687
        23,100      Devon Group Inc *                                                  877,800
        28,600      Electro Rental Corp *                                              772,200
        71,600      Fleming Cos Inc                                                  1,351,450
        23,000      Franklin Covey Co *                                                572,125
       101,700      Grand Casinos Inc *                                              1,569,994
        90,200      Handleman Co *                                                     535,563
        46,800      Healthcare Compare Corp *                                        2,609,099
        14,000      Hollywood Entertainment Corp *                                     229,250
        13,400      Interim Services Inc *                                             661,625
        26,500      International Dairy Queen Inc, Class A *                           652,563
        32,200      Interpool Inc                                                      511,175
        27,500      Jacobs Engineering Group *                                         880,000
        64,900      Kellwood Co                                                      2,344,512
        35,300      Kelly Services                                                   1,182,550
        38,100      Kingworld Productions Inc                                        1,514,475
        12,300      Marcus Corp                                                        305,194
       130,700      Nash Finch Co                                                    2,793,712
         9,700      Norrell Corp                                                       313,431
        41,500      Ogden Corp                                                         962,281
        62,700      Olsten Corp                                                      1,175,625
             1      Philip Services *                                                       11
        35,700      Rollins Truck Leasing Corp                                         577,894
        18,700      Rykoff Sexton Inc                                                  472,175
        17,900      Sbarro Inc                                                         478,825
        66,500      Spelling Entertainment Group Inc *                                 519,531
         9,500      Stone & Webster Inc                                                450,063
        71,100      Sun Healthcare Group Inc *                                       1,528,650
        31,900      Supervalu Inc                                                    1,252,075
        21,500      United Video Satellite *                                           599,313
        24,648      United Water Resources Inc                                         440,583
                                                                                 --------------
                                                                                    41,326,182
                                                                                 --------------

            See accompanying notes to the financial statements.               15

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Technology -- 4.0%
       113,000      Advanced Micro Devices Inc *                                     4,230,437
        41,100      Autodesk Inc                                                     1,798,125
        16,600      Broderbund Software Inc *                                          489,700
        36,800      Cirrus Logic Corp *                                                632,500
        60,800      Cognex Corp *                                                    2,325,599
        10,100      Cohu Inc                                                           565,600
        29,500      Data General Corp *                                              1,060,156
         7,700      Dionex Corp *                                                      359,975
        36,400      EG & G Inc                                                         773,500
        35,500      Electroglas Inc *                                                1,136,000
        23,500      Esterline Corp. *                                                  872,438
        13,200      Fisher Scientific International Inc                                650,100
         6,000      Fluke Corp                                                         297,000
        19,000      G TECH Holdings Corp *                                             571,188
        16,300      KLA Instruments Corp *                                           1,155,263
        23,800      MTS Systems Inc                                                    761,600
         9,900      National Computer System Inc                                       324,225
        14,400      Solectron Corp                                                     603,000
        23,300      Storage Technology Corp *                                        1,186,844
       160,800      Tandem Computers Inc *                                           5,467,199
        18,800      Tektronix Inc                                                    1,044,575
        65,100      Teradyne Inc *                                                   3,625,255
                                                                                 --------------
                                                                                    29,930,279
                                                                                 --------------

                    Telecommunications -- 0.3%
        24,400      Century Telephone                                                  886,025
        53,200      Comsat Corp                                                      1,153,775
                                                                                 --------------
                                                                                     2,039,800
                                                                                 --------------

                    Textiles -- 0.7%
         4,200      Crystal Brands Inc./(a)/ *                                              --
        44,250      Guilford Mills                                                     962,438
        44,300      Interface Flooring Systems Inc                                   1,240,400
        68,300      Shaw Industries                                                    764,106
        36,600      Springs Industries Inc, Class A                                  1,720,200
        21,200      Westpoint Stevens Inc *                                            848,000
                                                                                 --------------
                                                                                     5,535,144
                                                                                 --------------

16               See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Transportation -- 3.2%
        52,700      Airborne Freight Corp                                            2,595,474
        37,950      Airline Express International Corp                               1,152,731
        15,800      Alaska Airline Group Inc *                                         433,513
        39,600      American West Holdings Corp, Class B *                             477,675
        24,200      Asa Holdings Inc                                                   719,950
       123,600      CNF Transportation Inc                                           4,465,049
        41,800      Comair Holdings Inc                                              1,123,375
        30,500      Fleetwood Enterprises Inc                                          949,313
        37,100      Gatx Corp                                                        2,321,069
             1      Halter Marine Group Inc *                                               32
        23,300      Heartland Express Inc                                              576,675
        45,200      Hunt (JB) Transportation Services Inc                              751,450
        25,600      Illinois Central Corp                                              859,200
        64,600      Navistar International Corp *                                    1,602,888
        13,500      US Freightways Corp                                                405,000
       109,600      USAir Group Inc *                                                3,740,099
        44,400      Viad Corp                                                          807,525
        11,000      Werner Enterprises Inc                                             240,625
        33,500      Yellow Corp *                                                    1,051,063
                                                                                 --------------
                                                                                    24,272,706
                                                                                 --------------
                    Utilities -- 7.3%
        13,400      AES Corp                                                           495,800
        62,600      American Water Works Co                                          1,298,950
       138,400      Atlantic Energy Inc                                              2,396,049
        89,200      Boston Edison Co                                                 2,519,899
        28,200      Brooklyn Union Natural Gas Co                                      851,288
       286,900      Centerior Energy Corp                                            3,227,624
        21,500      Central Hudson Gas & Electric                                      717,563
        15,600      Central Louisiana Electric Inc                                     409,500
        61,900      Central Maine Power Co                                             785,356
         8,400      Cilcorp Inc                                                        337,575
        76,500      Commonwealth Energy Systems                                      1,883,813
        79,100      Delmarva Power and Light Co                                      1,418,856
        16,100      Eastern Enterprises                                                574,569
        35,900      Eastern Utilities Associates                                       686,588
        59,300      El Paso Electric Company *                                         370,625
         9,800      Energen Corp                                                       353,413
        24,400      Hawaiian Electric Industry Inc                                     882,975
        13,883      Houston Industries Inc                                             281,134
        47,200      Illinova Corp                                                    1,085,600
        24,500      LES Industries Inc                                                 750,313

              See accompanying notes to the financial statements.             17

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


      Shares        Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    Utilities -- continued
        28,300      Mapco Inc                                                          849,000
       101,882      Midamerican Energy Holding Co                                    1,738,362
        13,300      Minnesota Power & Light Co                                         457,188
       108,800      Montana Power Co                                                 2,509,199
        25,600      Natural Gas Clearinghouse                                          419,200
        41,600      Nevada Power Co                                                    878,800
       111,800      New York State Electric and Gas Corp                             2,725,124
       289,900      Niagara Mohawk Power Corp *                                      2,590,980
       187,600      Northeast Utilities                                              1,887,725
        30,400      Nui Corporation                                                    699,200
        16,600      Orange and Rockland Utilities                                      563,363
        19,224      PG & E Corp                                                        445,752
       122,600      Public Services Co of New Mexico                                 2,237,450
        55,900      Puget Sound Power and Light Co                                   1,418,463
       113,400      Rochester Gas and Electric Corp                                  2,671,987
        28,300      Sierra Pacific Resources                                           884,375
        30,800      Southwest Natural Gas Corp                                         610,225
        16,843      Texas Utilities Co                                                 587,382
        44,700      TNP Enterprises Inc                                              1,047,656
        22,340      Tucson Electric Power Co *                                         356,044
        31,500      United Illuminating Co                                           1,100,531
        59,900      Utilicorp United Inc                                             1,782,025
        27,800      Washington Gas Light Co                                            707,163
        26,300      Washington Water Power                                             512,850
        81,100      Western Gas Resources Inc                                        1,540,900
        38,600      Western Resources Inc                                            1,293,100
        24,000      Wisconsin Power & Light Holding Co                                 664,500
                                                                                 -------------
                                                                                    54,506,034
                                                                                 -------------

                    TOTAL COMMON STOCKS  (COST  $586,102,341)                      698,768,903
                                                                                 -------------

                    RIGHTS AND WARRANTS -- 0.0%

                    Printing and Publishing -- 0.0%
           550      American Satellite Network Warrants expire 06/30/99                     --
                    (Cost $0)*
                                                                                 -------------

                    TOTAL RIGHTS AND WARRANTS  (COST  $0)                                   --
                                                                                 -------------

                    SHORT-TERM INVESTMENTS -- 15.5%

                    Cash Equivalents -- 8.1%
    $14,385,115     BankBoston Eurodollar Time Deposit, 5.7875% due 9/2/97/(b)/     14,385,115


18                     See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Par Value($)/
       Shares       Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                    Cash Equivalents -- continued
    $ 1,251,691     First Union National Bank of North Carolina Eurodollar
                    Time Deposit, 5.5625% due 9/2/97/(b)/                            1,251,691
    $ 3,758,074     Harris Bank and Trust Eurodollar Time Deposit, 5.625% due
                    9/2/97/(b)/                                                      3,758,074
     31,656,404     Merrimac Cash Fund Premium Class/(b)/                           31,656,404
    $ 9,000,000     Prudential Securities Group Inc Master Note, 5.8875% due
                    9/2/97/(b)/                                                      9,000,000
                                                                                 --------------
                                                                                    60,051,284
                                                                                 --------------
                    U.S. Government -- 0.1%
    $ 1,000,000     U.S. Treasury Bill, 5.22% due 11/28/97/(c)/                        987,698
                                                                                 --------------

                    Repurchase Agreements -- 7.3%
    $37,627,397     Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                    9/2/97, with a maturity value of $37,648,510 and an
                    effective yield of 5.05%, collateralized by U.S. Treasury
                    Obligations with rates ranging from 5.00% to 6.75%, with
                    maturity dates ranging from 2/15/99 to 8/15/26 and with
                    an aggregate market value of $38,489,629.                       37,627,397

    $17,143,405     Prudential Securities, Inc. Repurchase Agreement, dated
                    8/29/97, due 9/2/97, with a maturity value of $17,152,910
                    and an effective yield of 4.99%, collateralized by U.S.
                    Government and Agency Obligations with rates ranging from
                    6.072% to 6.914%, with maturity dates ranging from
                    10/1/32 to 8/1/35 and with an aggregate market value of
                    $17,486,330.                                                    17,143,405
                                                                                 --------------
                                                                                    54,770,802
                                                                                 --------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (COST  $115,809,286)                                           115,809,784
                                                                                 --------------

                    TOTAL INVESTMENTS -- 109.1%
                    (COST $701,911,627)                                            814,578,687

                    Other Assets and Liabilities (net)-- (9.1)%                    (68,038,820)
                                                                                 --------------

                    TOTAL NET ASSETS-- 100%                                      $ 746,539,867
                                                                                 ==============

                  Notes to the Schedule of Investments:

              *   Non-income producing security.
            /(a)/ Bankrupt security - valued by management (Note 1).
            /(b)/ Represents investments of security lending collateral
                  (Note 1).
            /(c)/ Security has been segregated to cover margin requirements on open financial futures contracts.

             See accompanying notes to the financial statements.              19

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $701,911,627) (Note 1)                              $814,578,687
   Receivable for investments sold                                                    8,842,176
   Dividends and interest receivable                                                    804,325
   Receivable for variation margin on open futures contracts (Notes 1 and 6)            218,627
   Receivable for expenses waived or borne by Manager (Note 2)                          179,372
   Miscellaneous receivable                                                              37,341
                                                                                   ------------

       Total assets                                                                 824,660,528
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                 10,176,513
   Payable upon return of securities loaned (Note 1)                                 60,051,284
   Payable for Fund shares repurchased                                                7,475,612
   Payable to affiliate for (Note 2):
      Management fee                                                                    291,011
      Shareholder service fee                                                            87,006
   Accrued expenses                                                                      39,235
                                                                                   ------------

       Total liabilities                                                             78,120,661
                                                                                   ------------

Net assets                                                                         $746,539,867
                                                                                   ============

Net assets consist of:
   Paid-in-capital                                                                 $587,972,207
   Accumulated undistributed net investment income                                    1,967,188
   Accumulated undistributed net realized gain                                       43,387,803
   Net unrealized appreciation                                                      113,212,669
                                                                                   ------------
                                                                                   $746,539,867
                                                                                   ============

Net assets attributable to:
   Class I shares                                                                  $  1,725,622
                                                                                   ============
   Class III shares                                                                $744,814,245
                                                                                   ============

Shares outstanding:
   Class I                                                                               94,566
                                                                                   ============
   Class III                                                                         40,813,011
                                                                                   ============

Net asset value per share:
   Class I                                                                         $      18.25
                                                                                   ============
   Class III                                                                       $      18.25
                                                                                   ============

20             See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends                                                                       $   3,825,406
   Interest (including securities lending income of $41,679)                           4,765,073
                                                                                   -------------

       Total income                                                                    8,590,479
                                                                                   -------------

Expenses:
   Management fee (Note 2)                                                             1,758,768
   Custodian and transfer agent fees                                                      71,355
   Registration fees                                                                      70,289
   Audit fees                                                                             25,324
   Legal fees                                                                             15,240
   Trustees fees (Note 2)                                                                  3,683
   Miscellaneous                                                                           2,132
   Fees waived or borne by Manager (Note 2)                                             (786,004)
                                                                                   -------------
                                                                                       1,160,787
   Shareholder service fee (Note 2)
       Class I                                                                             2,098
       Class III                                                                         526,033
                                                                                   -------------
       Net expenses                                                                    1,688,918
                                                                                   -------------

          Net investment income                                                        6,901,561
                                                                                   -------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                    16,805,156
       Closed futures contracts                                                       25,520,750
                                                                                   -------------

          Net realized gain                                                           42,325,906
                                                                                   -------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                    82,967,788
       Open futures contracts                                                          2,545,139
                                                                                   -------------

          Net unrealized gain                                                         85,512,927
                                                                                   -------------

       Net realized and unrealized gain                                              127,838,833
                                                                                   -------------

Net increase in net assets resulting from operations                               $ 134,740,394
                                                                                   =============

            See accompanying notes to the financial statements.              21

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                 Six Months Ended         Year Ended
                                                                 August 31, 1997         February 28,
                                                                   (Unaudited)               1997
                                                                 ----------------       ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                          $   6,901,561          $   8,393,192
   Net realized gain                                                 42,325,906             48,217,450
   Change in net unrealized appreciation (depreciation)              85,512,927              7,279,028
                                                                  -------------          -------------
   Net increase in net assets resulting from operations             134,740,394             63,889,670
                                                                  -------------          -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                          (14,575)                    --
       Class III                                                     (7,251,227)            (6,723,900)
                                                                  -------------          -------------
       Total distributions from net investment income                (7,265,802)            (6,723,900)
                                                                  -------------          -------------
   Net realized gains
       Class I                                                          (53,330)                    --
       Class III                                                    (25,584,900)            (9,617,877)
                                                                  -------------          -------------
       Total distributions from net realized gains                  (25,638,230)            (9,617,877)
                                                                  -------------          -------------

                                                                    (32,904,032)           (16,341,777)
                                                                  -------------          -------------
   Net share transactions: (Note 5)
       Class I                                                          120,769              1,343,250
       Class III                                                    (12,181,277)           376,339,439
                                                                  -------------          -------------
   Increase (decrease) in net assets resulting from net
      share transactions                                            (12,060,508)           377,682,689
                                                                  -------------          -------------

      Total increase in net assets                                   89,775,854            425,230,582

Net assets:
   Beginning of period                                              656,764,013            231,533,431
                                                                  -------------          -------------

   End of period (including accumulated undistributed net
      investment income of $1,967,188 and $2,331,429,             $ 746,539,867          $ 656,764,013
      respectively)                                               =============          =============

22            See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                            Six Months Ended  Period from January 2, 1997
                                                             August 31, 1997  (commencement of operations)
                                                               (Unaudited)      to February 28, 1997
                                                            ----------------  ----------------------------
Net asset value, beginning of period                             $ 15.89                $ 15.34
                                                                 -------                -------

Income from investment operations:
   Net investment income                                            0.16                   0.05
   Net realized and unrealized gain                                 2.98                   0.50
                                                                 -------                -------

      Total from investment operations                              3.14                   0.55
                                                                 -------                -------


Less distributions to shareholders:
   From net investment income                                      (0.17)                    --
   From net realized gains                                         (0.61)                    --
                                                                 -------                -------

      Total distributions                                          (0.78)                    --
                                                                 -------                -------
Net asset value, end of period                                   $ 18.25                $ 15.89
                                                                 =======                =======

Total Return/(a)/                                                  20.25%                  3.52%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                             $ 1,726                $ 1,391
   Net expenses to average daily net assets                         0.61%*                 0.61%*
   Net investment income to average daily net assets                1.86%*                 1.87%*
   Portfolio turnover rate                                            23%                    58%
   Average broker commission rate per equity share               $0.0370                $0.0271
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                         $  0.02                /(b)/

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

/(b)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.

*     Annualized.



              See accompanying notes to the financial statements.            23

GMO Small Cap Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                              Six Months Ended                    Year Ended February 28/29,
                                               August 31, 1997   ---------------------------------------------------------------
                                                 (Unaudited)       1997           1996         1995           1994        1993
                                                 -----------     --------       --------     --------       --------    --------
Net asset value, beginning of period               $  15.89      $  13.89       $  13.61     $  14.31       $  12.68    $  11.12
                                                   --------      --------       --------     --------       --------    --------

Income from investment operations:
   Net investment income                               0.16          0.28           0.23         0.20           0.21        0.22
   Net realized and unrealized gain                    2.98          2.32           3.20         0.34           2.14        1.59
                                                   --------      --------       --------     --------       --------    --------

      Total from investment operations                 3.14          2.60           3.43         0.54           2.35        1.81
                                                   --------      --------       --------     --------       --------    --------

Less distributions to shareholders:
   From net investment income                         (0.17)        (0.27)         (0.23)       (0.20)         (0.22)      (0.21)
   From net realized gains                            (0.61)        (0.33)         (2.92)       (1.04)         (0.50)      (0.04)
                                                   --------      --------       --------     --------       --------    --------

      Total distributions                             (0.78)        (0.60)         (3.15)       (1.24)         (0.72)      (0.25)
                                                   --------      --------       --------     --------       --------    --------
Net asset value, end of period                     $  18.25      $  15.89       $  13.89     $  13.61       $  14.31    $  12.68
                                                   ========      ========       ========     ========       ========    ========

Total Return /(a)/                                    20.22%        19.12%         27.18%        4.48%         18.97%      16.46%

Ratios/Supplemental Data:
   Net assets, end of period (000's)               $744,814      $655,373       $231,533     $235,781       $151,286    $102,232
   Net expenses to average daily net assets            0.48%*        0.48%          0.48%        0.48%          0.48%       0.49%
   Net investment income to average
      daily net assets                                 1.96%*        2.15%          1.67%        1.55%          1.66%       2.02%
   Portfolio turnover rate                               23%           58%           135%          54%            30%          3%
   Average broker commission rate per
      equity share /(b)/                           $ 0.0370      $ 0.0271            N/A          N/A            N/A         N/A
   Fees and expenses
      voluntarily waived or borne
      by the Manager consisted of
      the following per share amounts:             $   0.02      $   0.03       $   0.02     $   0.01       $   0.02    $   0.02

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
*     Annualized.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Small Cap Value Fund (the "Fund"), formerly named the GMO Core II Secondaries Fund, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31,1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $57,827,314, collateralized by cash in the amount of $60,051,284, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     the price of the security or index underlying these transactions. There were no open swap agreements as of August 31, 1997.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. Prior to June 1, 1996, the premium on cash purchases and fee on redemptions was .75% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $523,094 in

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     purchase premiums and $495,204 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .48%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $3,683. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $264,525,965 and $121,448,476, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments was as follows:

                                 Gross Unrealized        Gross Unrealized         Net Unrealized
        Aggregate Cost             Appreciation            Depreciation            Appreciation
     ----------------------    ---------------------    --------------------     ------------------
         $ 701,911,627            $ 119,450,718             $ 6,783,658            $ 112,667,060


4.   Principal shareholder

     At August 31, 1997, 11% of the outstanding shares of the Fund were held by one shareholder.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                         Six Months Ended
 Class I:                                                August 31, 1997
                                             ------------------------------------
                                                  Shares              Amount
                                             ----------------    ----------------
 Shares sold                                       2,943             $ 52,864
 Shares issued to shareholders in
   reinvestment of distributions                   4,058               67,905
 Shares repurchased                                  -                    -
                                             ----------------    ----------------
 Net increase                                      7,001             $120,769
                                             ================    ================
                                                   Period from January 2, 1997
                                                  (commencement of operations)
  Class I:                                            to February 28, 1997
                                             ------------------------------------
                                                  Shares              Amount
                                             ----------------    ----------------
 Shares sold                                      87,565             $1,343,250
 Shares issued to shareholders in
   reinvestment of distributions                     -                    -
 Shares repurchased                                  -                    -
                                             ----------------    ----------------
 Net increase                                     87,565             $1,343,250
                                             ================    ================

                                                       Six Months Ended
  Class III:                                           August 31, 1997
                                             ------------------------------------
                                                  Shares              Amount
                                             ----------------    ----------------
  Shares sold                                    6,363,495         $106,308,601
  Shares issued to shareholders
       in reinvestment of distributions          1,742,775           29,285,444
  Shares repurchased                            (8,528,031)        (147,775,322)
                                             ----------------    ----------------
  Net increase (decrease)                         (421,761)       $ (12,181,277)
                                             ================    ================

  Class III:                                              Year Ended
                                                      February 28, 1997
                                             ------------------------------------
                                                  Shares              Amount
                                             ----------------    ----------------
  Shares sold                                   36,443,463         $557,963,243
  Shares issued to shareholders
     in reinvestment of distributions              846,111           12,460,382
  Shares repurchased                           (12,721,369)        (194,084,186)
                                             ----------------    ----------------
  Net increase (decrease)                        24,568,205        $376,339,439
                                             ================    ================

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Long futures contracts

        Number of                                                                    Net Unrealized
        Contracts            Type          Expiration Date        Contract Value      Appreciation
      ---------------   ---------------  ---------------------  -------------------  ---------------
           152             S&P 500          September 1997           $32,231,600         $545,609
                                                                                       ============

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares     Description                                          Value ($)
---------------------------------------------------------------------------------
                COMMON STOCKS -- 87.3%

                Advertising -- 0.0%
        300     Interpublic Group Inc                                  14,625
                                                                   ----------
                Aerospace -- 0.9%
      8,500     Raytheon Co                                           467,500
      1,400     Textron Inc                                            87,238
      3,900     TRW Inc                                               203,288
                                                                   ----------
                                                                      758,026
                                                                   ----------
                Automotive -- 1.5%
        100     Bandag Inc                                              5,331
        900     Chrysler Corp                                          31,613
        500     Eaton Corp                                             45,031
     13,800     Ford Motor Co                                         593,400
      6,300     General Motors Corp                                   395,325
      2,600     Genuine Parts Co                                       80,275
      2,000     Goodyear Tire & Rubber Co                             123,250
                                                                   ----------
                                                                    1,274,225
                                                                   ----------
                Banking and Financial Services -- 11.5%
      6,500     Ahmanson (HF) & Co                                    329,875
      3,150     Amsouth Bancorp                                       132,497
      4,500     Bank of New York Inc                                  200,813
      8,300     BankBoston Corp                                       689,937
      3,700     Bankers Trust New York Corp                           383,875
      9,500     Barnett Banks Inc                                     647,187
      5,635     Bear Stearns Inc                                      222,949
      1,900     Beneficial Corp                                       135,969
        600     Charles Schwab & Co Inc                                25,463
     11,164     Chase Manhattan Corp                                1,241,296
      1,500     Citicorp                                              191,438
        100     Comdisco Inc                                            2,719
      2,400     Countrywide Credit Industry Inc                        80,850
      1,300     Donaldson Lufkin & Jenrette                            77,188
      4,300     Edwards (AG) Inc                                      170,925
      3,900     Fleet Financial Group Inc                             251,306
      2,100     Franklin Resources Inc                                162,488
        100     Golden West Financial Corp                              8,231
      3,300     Greenpoint Financial Corp                             203,156
        100     Household International Inc                            11,094
      1,900     J.P. Morgan & Co Inc                                  203,775

              See accompanying notes to the financial statements.              1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares     Description                                          Value ($)
---------------------------------------------------------------------------------
                Banking and Financial Services -- continued
      4,800     Lehman Brothers Holding Inc                           210,600
      9,200     Merrill Lynch                                         565,800
        300     MGIC Investment Corp                                   15,094
     12,545     Morgan Stanley Dean Witter Discover & Co              603,728
      4,700     Paine Webber Group Inc                                180,656
     13,900     PNC Bank Corp                                         601,175
      3,700     Providian Financial Corp                              137,825
        100     Republic New York Corp                                 10,706
      6,600     Salomon Inc                                           395,175
        500     SLM Holding Corp                                       67,750
      2,000     Summit Bancorp                                        118,750
      2,850     Synovus Financial Corp                                 74,634
     12,533     Travelers Group Inc                                   795,845
      8,800     Washington Mutual Inc                                 526,900
                                                                   ----------
                                                                    9,677,669
                                                                   ----------
                Chemicals -- 0.7%
      2,200     Eastman Chemical Co                                   131,588
      3,300     Great Lakes Chemical Corp                             153,450
      1,500     Lubrizol Corp                                          65,719
      5,100     Union Carbide Corp                                    261,694
                                                                   ----------
                                                                      612,451
                                                                   ----------
                Computer and Office Equipment -- 3.5%
     28,250     Compaq Computer Corp                                1,850,374
      6,600     EMC Corp *                                            338,663
      1,100     Gateway 2000 Inc                                       43,038
     11,300     Micron Technology Inc *                               503,556
        800     Pitney Bowes Inc                                       61,100
        200     Sterling Software Inc                                   6,863
      3,000     Western Digital Corp                                  144,375
                                                                   ----------
                                                                    2,947,969
                                                                   ----------
                Construction -- 0.1%
      1,100     Georgia-Pacific Corp                                  100,375
                                                                   ----------
                Consumer Goods -- 3.6%
      4,500     Callaway Golf Co                                      151,594
      1,800     Clorox Co                                             236,250
        900     Colgate-Palmolive Co                                   56,475
      6,300     Eastman Kodak Co                                      411,863
     10,200     Fortune Brands Inc                                    350,625

2             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------
                Consumer Goods -- continued
      1,050     Hasbro Inc                                             28,219
      1,600     Jones Apparel Group Inc                                80,300
      2,000     Liz Claiborne Inc                                      89,125
      2,100     Moore Corp Ltd                                         41,606
      3,900     Newell Co                                             153,563
        300     Nike Inc, Class B                                      16,013
      6,400     Procter and Gamble Co                                 851,599
      3,900     Reebok International Ltd                              171,356
      2,400     Sunbeam Corp                                          105,600
      2,700     VF Corp                                               238,613
                                                                   ----------
                                                                    2,982,801
                                                                   ----------
                Electronic Equipment -- 0.8%
        300     Arrow Electronics Inc *                                18,431
      1,200     Cooper Industries Inc                                  63,975
        400     Harris Corp Inc                                        34,850
      1,000     Litton Industries *                                    49,875
      4,500     Motorola Inc                                          330,188
      1,400     Texas Instruments                                     159,075
                                                                   ----------
                                                                      656,394
                                                                   ----------
                Environmental Control -- 0.1%
      4,500     Wheelabrator Technology Inc                            70,594
                                                                   ----------
                Food and Beverage -- 6.6%
     17,100     Anheuser Busch Cos Inc                                728,887
     23,571     Archer Daniels Midland Co                             509,733
      2,600     Campbell Soup Co                                      120,575
     15,900     Coca Cola Co                                          911,268
      9,300     Coca Cola Enterprises Inc                             255,750
      8,600     CPC International Inc                                 766,474
      1,100     Dean Foods Co                                          48,813
      8,700     Heinz (HJ) Co                                         362,138
      4,700     IBP Inc                                               107,806
     14,900     Sara Lee Corp                                         599,725
      6,700     Seagrams Co Ltd                                       234,081
      3,500     Unilever NV ADR                                       704,374
        400     Universal Foods Corp                                   15,525
      4,100     Whitman Corp                                          100,450
        500     Wrigley (William Jr) Co                                36,250
                                                                   ----------
                                                                    5,501,849
                                                                   ----------

              See accompanying notes to the financial statements.              3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)




     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------

                Health Care -- 1.6%
        400     Becton Dickinson & Co                                  19,175
      2,700     Columbia HCA Healthcare Corp                           85,219
      1,100     Hillenbrand Industries Inc                             48,331
      5,200     Johnson & Johnson                                     294,775
      3,800     Mallinckrodt Inc                                      138,225
      1,200     McKesson Corp                                         112,425
      7,300     Pharmacia & Upjohn Inc                                248,656
      9,300     Tenet Healthcare Corp *                               253,425
      2,600     United States Surgical Corp                            85,638
        800     Wellpoint Health Network *                             43,500
                                                                --------------
                                                                    1,329,369
                                                                --------------

                Insurance -- 3.4%
      4,200     AFLAC Corp                                            231,263
      1,700     AMBAC Inc                                             137,381
        500     CNA Financial Corp *                                   56,719
     12,700     Conseco Inc                                           546,100
      3,900     Lincoln National Corp                                 261,056
      1,800     MBIA Inc                                              203,850
      2,100     Old Republic International Corp                        75,469
      2,400     Progressive Corp                                      237,600
      1,100     Reliastar Financial Corp                               82,225
      4,600     Safeco Corp                                           225,975
      4,500     Saint Paul Cos Inc                                    330,188
      4,200     Torchmark Corp                                        158,288
      2,400     Transamerica Corp                                     236,550
        900     Transatlantic Holding Inc                              63,619
                                                                --------------
                                                                    2,846,283
                                                                --------------

                Machinery -- 1.3%
      9,300     Applied Materials Inc *                               877,687
      1,800     Cummins Engine Inc                                    138,488
      1,100     FMC Corp *                                             91,369
                                                                --------------
                                                                    1,107,544
                                                                --------------

                Manufacturing -- 5.5%
      5,700     Corning Inc                                           301,388
     24,400     General Electric Co                                 1,524,999
      1,000     Gillette Co                                            82,813
     15,100     IBM Corp                                            1,523,212
      3,900     International Game Technology                          78,000


4              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares     Description                                          Value ($)
---------------------------------------------------------------------------------
                Manufacturing -- continued
      1,900     Leggett & Platt Inc                                    81,700
      4,200     Minnesota Mining And Manufacturing Co                 377,475
      2,500     Owens Illinois Inc *                                   87,031
      2,600     Temple Inland Inc                                     167,700
      4,600     Tyco International Ltd *                              360,813
        900     United Technologies Corp                               70,256
                                                                   ----------
                                                                    4,655,387
                                                                   ----------
                Metals and Mining -- 0.1%
      1,500     Phelps Dodge Corp                                     120,656
                                                                   ----------
                Oil and Gas -- 7.3%
      4,600     Apache Corp                                           182,563
     10,000     Atlantic Richfield Co                                 749,999
        200     Burlington Resources Inc                               10,125
      4,100     Chevron Corp                                          317,494
      1,400     Columbia Natural Gas Systems Inc                       92,400
      2,600     El Paso Natural Gas Co                                146,250
        100     Ensco International Inc                                 6,350
     21,400     Exxon Corp                                          1,309,412
      1,200     Mobil Corp                                             87,300
      3,300     Occidental Petroleum Corp                              77,344
      1,500     Oryx Energy Co *                                       39,656
      1,500     Pennzoil Co                                           115,781
      8,900     Phillips Petroleum Co                                 423,306
      7,100     Schlumberger Ltd                                      540,931
      4,500     Sonat Inc                                             224,156
      5,700     Texaco Inc                                            656,924
      7,900     Union Pacific Resources Group                         197,500
     11,300     Unocal Corp                                           441,406
     15,400     USX - Marathon Group                                  501,463
                                                                   ----------
                                                                    6,120,360
                                                                   ----------
                Paper and Allied Products -- 1.3%
      2,400     Champion International Corp                           142,050
      1,700     Fort James Corp                                        71,400
      7,000     International Paper Co                                369,250
      2,000     Mead Corp                                             141,875
      1,800     Sonoco Products Co                                     58,613
      4,300     Westvaco Corp                                         145,663
      1,600     Willamette Industries Inc                             127,600
                                                                   ----------
                                                                    1,056,451
                                                                   ----------

              See accompanying notes to the financial statements.              5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

                                                                      Value
     Shares     Description                                            ($)
--------------------------------------------------------------------------------
                Pharmaceuticals -- 7.3%
     27,400     Abbott Laboratories                                 1,642,287
      2,100     Allergan Inc                                           67,988
      2,000     American Home Products Corp                           144,000
     26,200     Bristol Myers Squibb Co                             1,991,199
      1,600     Lilly (Eli) & Co                                      167,400
      9,700     Merck & Co Inc                                        890,580
      2,000     Pfizer Inc                                            110,750
      7,900     Schering Plough Corp                                  379,200
      5,800     Warner Lambert Co                                     736,962
                                                                   ----------
                                                                    6,130,366
                                                                   ----------
                Primary Materials -- 0.1%
      1,100     Rubbermaid Inc                                         27,500
        800     Vulcan Materials Co                                    70,300
                                                                   ----------
                                                                       97,800
                                                                   ----------
                Primary Processing -- 0.2%
      1,600     Du Pont (EI) De Nemours & Co                           99,700
      2,900     USX-US Steel Group Inc                                101,863
                                                                   ----------
                                                                      201,563
                                                                   ----------
                Refining -- 0.8%
        500     Murphy Oil Corp                                        26,844
      9,600     Royal Dutch Petroleum                                 487,200
      4,200     Tosco Corp                                            138,863
                                                                   ----------
                                                                      652,907
                                                                   ----------
                Retail Trade -- 4.4%
     10,700     Albertsons Inc                                        367,813
     12,800     American Stores Co                                    303,200
     13,000     Costco Cos Inc *                                      468,813
      8,800     Dayton Hudson Corp                                    501,600
      1,300     Dillards Department Stores Inc                         52,000
      3,800     Fruit of the Loom Inc *                               101,650
     39,400     Kmart Corp *                                          546,675
      6,400     Limited Inc                                           145,600
        700     Penney (JC) Co Inc                                     42,000
      3,400     Rite Aid Corp                                         170,213
      5,398     Safeway Inc *                                         274,935

6             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)




     Shares     Description                                          Value ($)
--------------------------------------------------------------------------------
                Retail Trade -- continued
      2,200     TJX Cos Inc                                            60,500
      1,500     Toys R Us Inc *                                        51,844
     16,400     Wal Mart Stores Inc                                   582,200
                                                                 -------------
                                                                    3,669,043
                                                                 -------------
                Services -- 0.3%
        400     BHC Communications Inc, Class A                        49,100
      1,500     Disney Walt Co                                        115,219
        300     Fleming Cos Inc                                         5,663
      2,700     Supervalu Inc                                         105,975
                                                                 -------------
                                                                      275,957
                                                                 -------------
                Technology -- 10.2%
      7,900     Advanced Micro Devices Inc *                          295,756
      2,100     Avnet Inc                                             145,294
      1,000     Cisco Systems Inc *                                    75,375
     13,600     Dell Computer Corp                                  1,116,049
      1,100     Grainger (WW) Inc                                      97,694
     32,500     Intel Corp                                          2,994,062
     18,500     Microsoft Corp                                      2,445,468
      2,400     Oracle Corp                                            91,500
      6,000     Seagate Technology Corp                               229,125
      5,900     Storage Technology Corp *                             300,531
      3,100     Teradyne Inc *                                        172,631
      8,000     Xerox Corp                                            604,000
                                                                 -------------
                                                                    8,567,485
                                                                 -------------
                Telecommunications -- 4.9%
     34,000     AT & T Corp                                         1,325,999
      6,894     Bell Atlantic Corp                                    498,924
        400     Bellsouth Corp                                         17,600
      1,800     Cincinnati Bell Inc                                    48,488
      6,000     GTE Corp                                              267,375
     21,400     MCI Communications Corp                               609,899
      4,800     SBC Communications                                    261,000
     19,500     Sprint Corp                                           916,499
      3,500     US West Inc                                           125,344
                                                                 -------------
                                                                    4,071,128
                                                                 -------------

              See accompanying notes to the financial statements.              7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------
                Transportation -- 1.8%
      9,700     Burlington Northern Santa Fe Railroad Co              889,368
      3,300     CSX Corp                                              188,719
      3,900     Federal Express Corp                                  259,106
      1,800     Ryder System Inc                                       64,238
      1,300     UAL Corp *                                             99,044
                                                                   ----------
                                                                    1,500,475
                                                                   ----------
                Utilities -- 7.5%
     10,000     AES Corp*                                             370,000
      4,800     Allegheny Power System Inc                            139,500
      7,000     American Electric Power Inc                           305,813
     10,600     Baltimore Gas and Electric Co                         286,200
      3,500     Carolina Power and Light Co                           118,125
      1,300     Central & South West Corp                              26,894
      9,800     Cinergy Corp                                          324,013
      2,828     Citizens Utilities, Class B                            23,685
      4,000     CMS Energy Corp                                       143,750
      2,900     Coastal Corp                                          167,475
      7,000     Dominion Resources Inc                                252,000
      4,500     DPL Inc                                               106,594
      3,800     DQE Inc                                               120,650
      6,800     Duke Power Co                                         329,375
     17,800     Edison International                                  429,425
     17,600     Entergy Corp                                          436,700
      4,900     Florida Progress Corp                                 157,719
     22,300     Houston Industries Inc                                451,575
      4,700     Illinova Corp                                         108,100
      2,000     LG&E Energy Corp                                       45,250
      5,500     Long Island Lighting Co                               135,781
      1,700     New Century Energies Inc *                             68,638
      2,100     Nipsco Industries Inc                                  85,706
      1,700     Northern States Power Co                               81,813
     10,500     Pacificorp                                            217,875
      2,200     PG & E Corp                                            51,013
      3,400     Potomac Electric Power Co                              77,138
      1,000     PP & L Resources Inc                                   21,938
      2,200     Scana Corp                                             53,075
     35,300     Southern Co                                           743,505
      3,500     Teco Energy Inc                                        84,219
      7,200     Texas Utilities Co                                    251,100
      3,100     Wisconsin Energy Corp                                  79,244
                                                                   ----------
                                                                    6,293,888
                                                                   ----------
                TOTAL COMMON STOCKS  (COST  $60,139,758)           73,293,640
                                                                   ==========

8             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


 Par Value($)/
   Shares       Description                                          Value ($)
-------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 16.2%

                Cash Equivalents -- 5.6%
 $1,573,771     BankBoston Eurodollar Time Deposit, 5.7875% due
                9/2/97/(a)/                                         1,573,771
   $ 97,423     First Union National Bank of North Carolina
                Eurodollar Time Deposit, 5.5625% due 9/2/97/(a)/       97,423
   $292,270     Harris Bank and Trust Eurodollar Time Deposit,
                5.625% due 9/2/97/(a)/                                292,270
    706,878     Merrimac Cash Fund Premium Class/(a)/                 706,878
 $2,000,000     Prudential Securities Group Inc Master Note,
                5.8875% due 9/2/97/(a)/                             2,000,000
                                                                  -----------
                                                                    4,670,342
                                                                  -----------
                Repurchase Agreements -- 10.0%

 $4,198,363     Prudential Securities, Inc. Repurchase
                Agreement, dated 8/29/97, due 9/2/97, with a
                maturity value of $4,200,691 and an effective
                yield of 4.99%, collateralized by a U.S.
                Government Agency Obligation with a rate of
                6.811%, with a maturity date of 3/1/35 and with
                a market value of $4,282,345.                       4,198,363
 $4,198,363     Salomon Brothers Repurchase Agreement, dated
                8/29/97, due 9/2/97, with a maturity value of
                $4,200,719 and an effective yield of 5.05%,
                collateralized by U.S. Treasury Obligations with
                rates ranging from 5.00% to 6.75%, with maturity
                dates ranging from 2/15/99 to 8/15/26 and with
                an aggregate market value of $4,294,569.            4,198,363
                                                                  -----------
                                                                    8,396,726
                                                                  -----------
                U.S. Government -- 0.6%

   $510,000     U.S. Treasury Bill, 5.22% due 11/28/97/(b)/           503,726
                                                                  -----------


                TOTAL SHORT-TERM INVESTMENTS (COST $13,570,540)    13,570,794
                                                                  -----------

                TOTAL INVESTMENTS -- 103.5%
                (COST $73,710,298)                                 86,864,434

                Other Assets and Liabilities (net) -- (3.5)%       (2,904,391)
                                                                  -----------

                TOTAL NET ASSETS-- 100%                           $83,960,043
                                                                  ===========

                Notes to the Schedule of Investments:

                ADR - American Depositary Receipt
                * Non-income producing security.
               /(a)/ Represents investments of security lending collateral
                     (Note 1).
               /(b)/ Security has been segregated to cover margin requirements on open financial futures contracts.

              See accompanying notes to the financial statements.              9

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $73,710,298) (Note 1)               $86,864,434
   Cash                                                              3,801,810
   Receivable for investments sold                                     841,080
   Dividends and interest receivable                                   143,229
   Receivable for open swap contracts (Notes 1 and 6)                  115,168
   Receivable for variation margin on open futures contracts (Notes
     1 and 6)                                                           34,650
   Receivable for expenses waived or borne by Manager (Note 2)          23,016
                                                                   -----------
      Total assets                                                  91,823,387
                                                                   -----------

Liabilities:
   Payable for investments purchased                                 3,113,357
   Payable upon return of securities loaned (Note 1)                 4,670,342
   Payable to affiliate for (Note 2):
     Management fee                                                     32,056
     Shareholder service fee                                             9,601
   Accrued expenses                                                     37,988
                                                                   -----------
      Total liabilities                                              7,863,344
                                                                   -----------
Net assets                                                         $83,960,043
                                                                   ===========

Net assets consist of:
   Paid-in-capital                                                 $67,211,464
   Accumulated undistributed net investment income                     236,490
   Accumulated undistributed net realized gain                       3,266,805
   Net unrealized appreciation                                      13,245,284
                                                                   ===========
                                                                   $83,960,043
                                                                   ===========
Net assets attributable to:
   Class III shares                                                $83,960,043
                                                                   ===========
Shares outstanding:
   Class III                                                         6,503,780
                                                                   ===========
Net asset value per share:
   Class III                                                       $     12.91
                                                                   ===========

10            See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $77)                     $   645,145
   Interest (including securities lending income of $1,185)            176,076
                                                                   -----------

      Total income                                                     821,221
                                                                   -----------

Expenses:
   Management fee (Note 2)                                             179,569
   Audit fees                                                           23,368
   Custodian and transfer agent fees                                    22,135
   Registration fees                                                     5,134
   Legal fees                                                            1,550
   Trustees fees (Note 2)                                                  358
   Miscellaneous                                                            92
   Fees waived or borne by Manager (Note 2)                           (113,690)
                                                                   -----------
                                                                       118,516
   Shareholder service fee (Note 2)
      Class III                                                         53,854
                                                                   -----------
      Net expenses                                                     172,370
                                                                   -----------

        Net investment income                                          648,851
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                    2,805,970
      Closed futures contracts                                         560,808
      Closed swap contracts                                           (105,975)
                                                                   -----------

        Net realized gain                                            3,260,803
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    7,469,435
      Open futures contracts                                           (11,464)
      Open swap contracts                                              199,867
                                                                   -----------

        Net unrealized gain                                          7,657,838
                                                                   -----------

      Net realized and unrealized gain                              10,918,641
                                                                   -----------

Net increase in net assets resulting from operations               $11,567,492
                                                                   ===========

              See accompanying notes to the financial statements.            11

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Six Months Ended          Year Ended
                                                                         August 31, 1997         February 28,
                                                                           (Unaudited)               1997
                                                                        ------------------     ------------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                                 $     648,851          $   1,068,038
    Net realized gain                                                         3,260,803             17,195,664
    Change in net unrealized appreciation (depreciation)                      7,657,838             (6,109,720)
                                                                          -------------          -------------
    Net increase in net assets resulting from operations                     11,567,492             12,153,982
                                                                          -------------          -------------
Distributions to shareholders from:
    Net investment income
        Class III                                                              (577,419)            (1,070,308)
                                                                          -------------          -------------
        Total distributions from net investment income                         (577,419)            (1,070,308)
                                                                          -------------          -------------
    Net realized gains
        Class III                                                           (10,998,257)           (10,440,389)
                                                                          -------------          -------------
        Total distributions from net realized gains                         (10,998,257)           (10,440,389)
                                                                          -------------          -------------
                                                                            (11,575,676)           (11,510,697)
                                                                          -------------          -------------
    Net share transactions: (Note 5)
        Class III                                                            17,707,792              8,132,135
                                                                          -------------          -------------
    Increase in net assets resulting from net share transactions             17,707,792              8,132,135
                                                                          -------------          -------------
       Total increase in net assets                                          17,699,608              8,775,420

Net assets:
    Beginning of period                                                      66,260,435             57,485,015
                                                                          -------------          -------------
    End of period (including accumulated undistributed net investment
       income of $236,490 and $165,058, respectively)                     $  83,960,043          $  66,260,435
                                                                          =============          =============

12            See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------



                                         Six Months Ended               Year Ended February 28/29,
                                         August 31, 1997    ----------------------------------------------------
                                           (Unaudited)        1997      1996       1995       1994       1993
                                           -----------      ---------  --------  ---------  ---------  ---------
Net asset value, beginning of period         $  12.98       $  12.93   $ 10.65   $  11.07   $  11.35   $  10.50
                                            ---------       --------   -------   --------   --------   --------


Income from investment operations:
    Net investment income                        0.12           0.24      0.28       0.23       0.34       0.31
    Net realized and unrealized gain             2.03           2.41      3.71       0.50       1.18       0.84
                                            ---------       --------   -------   --------   --------   --------

       Total from investment
       operations                                2.15           2.65      3.99       0.73       1.52       1.15
                                            ---------       --------   -------   --------   --------   --------


Less distributions to shareholders:
    From net investment income                  (0.11)         (0.24)    (0.25)     (0.28)     (0.35)     (0.30)
    From net realized gains                     (2.11)         (2.36)    (1.46)     (0.87)     (1.45)        --
                                            ---------       --------   -------   --------   --------   --------

       Total distributions                      (2.22)         (2.60)    (1.71)     (1.15)     (1.80)     (0.30)
                                            ---------       --------   -------   --------   --------   --------
Net asset value, end of period               $  12.91       $  12.98   $ 12.93   $  10.65   $  11.07   $  11.35
                                            =========       ========   =======   ========   ========   ========

Total Return/(a)/                               17.39%         22.76%    38.64%      7.36%     14.12%     11.20%

Ratios/Supplemental Data:
    Net assets, end of period (000's)        $ 83,960       $ 66,260   $57,485   $ 47,969   $ 55,845   $ 85,232
    Net expenses to average daily net
       assets                                    0.48%*         0.48%     0.48%      0.48%      0.48%      0.49%
    Net investment income to average
       daily net assets                          1.81%*         1.83%     2.25%      2.52%      2.42%      2.88%
    Portfolio turnover rate                        28%           131%       81%       112%        38%        56%
    Average broker commission rate per
       equity share (b)                      $ 0.0253       $ 0.0259       N/A        N/A        N/A        N/A
    Fees and expenses voluntarily
       waived or borne by the Manager
       consisted of the following per
       share amounts:                        $   0.02       $   0.04   $  0.03   $   0.03   $   0.03   $   0.02

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
*     Annualized.

              See accompanying notes to the financial statements.             13

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from the among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange which are not tobacco producing issuers.

    On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


    Futures contracts
    The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

    custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.

    Repurchase agreements
    The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

    Security lending
    The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $4,489,740, collateralized by cash in the amount of $4,670,342, which was invested in short-term instruments.

    Swap agreements
    The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

    agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1997.


    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Allocation of operating activity
    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .14% of the amount invested. Prior to June 1, 1996, the premium on cash purchases was .17% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)--(Continued)
August 31, 1997
--------------------------------------------------------------------------------

    received $9,034 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

    GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .48%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $358. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $18,749,031 and $18,355,671, respectively.

    At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                         Gross Unrealized      Gross Unrealized      Net Unrealized
     Aggregate Cost        Appreciation          Depreciation         Appreciation
   ------------------  --------------------  --------------------  -------------------
      $ 73,710,298         $ 13,786,390           $ 632,254           $ 13,154,136


4.  Principal shareholders

    At August 31, 1997, 87% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) - (Continued)
August 31, 1997
--------------------------------------------------------------------------------

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                        Six Months Ended                      Year Ended
  Class III:                                            August 31, 1997                     February 28, 1996
                                               ----------------------------------   -------------------------------
                                                   Shares             Amount            Shares          Amount
                                               ---------------    ---------------   --------------  ---------------
  Shares sold                                      484,857      $      6,453,116      1,730,490    $     22,801,781
  Shares issued to shareholders
          in reinvestment of distributions         934,872            11,575,676        933,753          11,510,698
  Shares repurchased                               (22,153)             (321,000)    (2,002,361)        (26,180,344)
                                               -----------           -----------    -----------          ----------
  Net increase                                   1,397,576      $     17,707,792        661,882    $      8,132,135
                                               ===========           ===========    ===========          ==========

6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1997 is as follows:

    Long futures contracts


                                                                              Net
      Number of                    Expiration                              Unrealized
      Contracts        Type           Date            Contract Value       Depreciation
     -------------  ------------  --------------     -----------------   --------------
          21          S&P 500     September 1997        $ 9,482,550        $  24,020
                                                                         ==============

    At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)--(Continued)
August 31, 1997
--------------------------------------------------------------------------------

    Swap agreements

                                                                                       Unrealized
     Notional Amount   Expiration                                                     Appreciation
     Fund/Counterparty   Date                Description                              (Depreciation)
     ----------------- ----------  -----------------------------------------------   ----------------
     $   1,886,617/     9/11/97    Agreement with Morgan Stanley Capital Services,    $   110,492
         1,819,266                 Inc. dated September 9, 1996 to pay (receive)
                                   the notional amount multiplied by the return on
                                   the Standard & Poor's 500 Index (including
                                   dividends) less the notional amount
                                   multiplied by 6 month LIBOR adjusted by a
                                   specified spread and to receive (pay) the
                                   change in market value of a basket of
                                   selected securities (including dividends)
                                   less the counterparty's notional amount
                                   multiplied by 6 month LIBOR adjusted by a
                                   specified spread.

     $   2,359,489/     5/6/98     Agreement with NatWest Markets dated 5/6/97 to        (271,643)
         2,359,489                 receive (pay) the counterparty's notional
                                   amount multiplied by the return on the Standard
                                   & Poor's 500 Index (including dividends) less
                                   the notional amount multiplied by LIBOR adjusted
                                   by a specified spread and to pay (receive) the
                                   change in market value of a basket of selected
                                   securities (including dividends) less the
                                   notional amount multiplied by LIBOR adjusted by a
                                   specified spread.

         3,425,851/     5/13/98    Agreement with Morgan Stanley Capital Services,        276,319
         3,163,935                 Inc. dated 5/13/97 to pay (receive) the notional
                                   amount multiplied by the return on the Standard &
                                   Poor's 500 Index (including dividends) less the
                                   notional amount multiplied by LIBOR adjusted by a
                                   specified spread and to receive (pay) the change
                                   in market value of a basket of selected securities
                                   (including dividends) less the counterparty's
                                   notional amount multiplied by LIBOR adjusted by a
                                   specified spread.

                                                                                     --------------
                                       Net unrealized appreciation                    $   115,168
                                                                                     ==============

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


        Par Value        Description                                             Value ($)
----------------------------------------------------------------------------------------------
                           DEBT OBLIGATIONS -- 89.5%
                           Argentina -- 0.4%
USD         1,000,000      Republic of Argentina Par Bond,
                              Variable Rate, Step Up, 5.50%, due 3/31/23               736,875
                                                                                 -------------
                           Brazil -- 0.8%
USD         1,702,221      Brazil Capitalization Bond, PIK, 8.00%, due 4/15/14       1,387,311
                                                                                 -------------
                           Bulgaria -- 0.1%
USD         2,000,000      Bulgaria Discount Bond, Series B Strips, Basket 2,
                              due 7/28/24                                              220,120
                                                                                 -------------
                           Denmark -- 0.6%
DKK         6,700,000      Kingdom of Denmark Bullet, 7.00%, due 11/15/07            1,027,687
                                                                                 -------------
                           Mexico -- 1.3%
FRF        10,000,000      Mexico Par Bond, 6.63%, due 12/31/19                      1,407,551
USD         1,000,000      Mexico Par Bond Series B, 6.25%, due 12/31/19               800,000
                                                                                 -------------
                                                                                     2,207,551
                                                                                 -------------
                           New Zealand -- 4.3%
NZD        12,000,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16         7,329,609
                                                                                 -------------
                           Supra National -- 2.1%
ITL     5,000,000,000      European Investment Bank, 12.20%, due 2/18/03             3,545,455
                                                                                 -------------
                           Sweden -- 4.8%
SEK        65,800,000      Kingdom of Sweden, 6.00%, due 2/09/05                     8,188,333
                                                                                 -------------
                           United States -- 74.6%

                           Asset Backed Securities -- 61.2%
USD           918,049      AFC Home Equity Loan Trust Series 97-1 Class A,
                              Variable Rate, 1 mo. LIBOR + .22%, 5.87%, due
                              3/25/27                                                  917,475
USD         3,379,369      Americredit Automobile Receivables Trust Series
                              96-B Class A, 6.50%, due 1/12/02                       3,392,569
USD        15,500,000      Big Flower Receivables Master Trust 96-2 Class A,
                              Variable Rate, LIBOR + .25%, 5.65%, due 4/25/03       15,500,000
USD        10,000,000      Brazos Student Loan Finance Corp. Series 96-A4,
                              Variable Rate, 3 mo. U.S. Treasury Bill + .50%,
                              5.94%, due 12/01/02                                    9,985,938
USD        10,000,000      First Chicago Master Trust II 95-0,
                              Variable Rate, 1 mo. LIBOR + .23%, 5.88%, due
                              2/15/04                                               10,037,500

              See accompanying notes to the financial statements.              1

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


          Par Value        Description                                             Value ($)
----------------------------------------------------------------------------------------------
                           Asset Backed Securities -- continued
USD        20,000,000      First Chicago Master Trust II 96-S Class A,
                              Variable Rate, 1 mo. LIBOR + .13%, 5.78%, due
                              8/15/04                                               20,005,999
USD         5,000,000      First USA Credit Card Master Trust 97-4 Class A,
                              Variable Rate, 1 mo. LIBOR + .21%, 5.85%, due
                              2/17/10                                                4,999,219
USD         3,025,184      Keycorp Student Loan Trust 94-B Class A,
                              Variable Rate, 1 mo. LIBOR + .29%, 5.92%, due
                              8/27/18                                                3,036,528
USD        10,000,000      MBNA Master Credit Card Trust 94-C Class A,
                              Variable Rate, 1 mo. LIBOR + .25%, 5.88%, due
                              3/15/04                                               10,051,563
USD        10,000,000      Navistar Financial Dealer Note Master Trust 90-A
                              Class A3, Variable Rate, 1 mo. LIBOR + .90%,
                              6.54%, due 1/25/03                                    10,093,750
USD         5,000,000      Northstar CBO Series 97-1 Class A2, 6.62%, due
                              7/15/09                                                5,148,500
USD         8,311,004      Signet Student Loan Trust Series 96-A Class A-1,
                              Variable Rate, 1 mo. LIBOR + .09%, 5.72%, due
                              1/25/05                                                8,311,004
USD         3,000,000      Starvest CBO-1 Class A,
                              Variable Rate, 6 mo. LIBOR + .19%, 6.00%, due
                              7/30/11, 144A                                          2,982,972
                                                                                 -------------
                                                                                   104,463,017
                                                                                 -------------

                           U.S. Government -- 13.4%
USD        19,000,000      U.S. Treasury Bond, 6.25%, due 8/15/23/(a)/              17,978,749
USD         5,000,000      U.S. Treasury Inflation Indexed Note, 3.375%, due
                              1/15/07                                                4,976,053
                                                                                 -------------
                                                                                    22,954,802
                                                                                 -------------

                           Total United States                                     127,417,819
                                                                                 -------------

                           Venezuela -- 0.5%
USD         1,000,000      Republic of Venezuela Par Bond, 6.75%, due 3/31/20          819,375
                                                                                 -------------

                           TOTAL DEBT OBLIGATIONS (COST $152,016,156)              152,880,135
                                                                                 -------------
           Shares
---------------------------
                           PREFERRED STOCKS -- 2.3%

                           United States -- 2.3%
                4,000      Bear Stearns Managed Income Securities Plus Fund          3,959,880
                                                                                 -------------

                           TOTAL PREFERRED STOCKS (COST $3,949,109)                  3,959,880
                                                                                 -------------

              See accompanying notes to the financial statements.              2

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


       Principal Amount    Description                                             Value ($)
----------------------------------------------------------------------------------------------
                           CALL OPTIONS PURCHASED -- 1.1%

                           Cross Currency Options -- 0.9%
ECU        46,100,000      ECU Call/DEM Put, Expires 1/21/98, Strike 1.9450            518,657
ECU        19,800,000      ECU Call/DEM Put, Expires 10/30/97, Strike 1.918            480,131
ECU        20,200,000      ECU Call/DEM Put, Expires 12/15/97 Knock Out
                           1.9225, Strike 1.91                                         536,166
                                                                                 -------------
                                                                                     1,534,954
                                                                                 -------------
                           Options on Bonds -- 0.0%
SEK        20,000,000      Sweden Government Bond, Expires 10/24/97, Strike
                           95.484                                                       52,783
                                                                                 -------------
                           Options on Currency -- 0.2%
USD        10,700,000      British Pound, Expires 11/06/97, Strike 1.6325              236,470
                                                                                 -------------
                           TOTAL CALL OPTIONS PURCHASED
                           (COST $1,732,995)                                         1,824,207
                                                                                 -------------
                           PUT OPTIONS PURCHASED -- 0.0%

                           Cross Currency Options -- 0.0%
USD           600,000      TRL Put/USD, DEM Basket Call, Expires 12/15/97,
                           Strike 400                                                    7,200
USD           234,896      TRL Put/USD, DEM Basket Call, Expires 12/15/97,
                           Strike 425                                                    1,050
                                                                                 -------------
                                                                                         8,250
                                                                                 -------------
                           TOTAL PUT OPTIONS PURCHASED
                           (COST $11,130)                                                8,250
                                                                                 -------------
            Shares
---------------------------
                           RIGHTS AND WARRANTS -- 0.0%

                           Mexico -- 0.0%
            2,740,000      United Mexican States Warrants, Expires 6/30/03 *                --
                                                                                 -------------

                           Venezuela -- 0.0%
            1,000,000      Republic of Venezuela Recovery Warrants, Expires
                           04/15/20 *                                                       --
                                                                                 -------------

                           TOTAL RIGHTS AND WARRANTS (COST $0)                              --
                                                                                 -------------

             See accompanying notes to the financial statements.               3

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


          Par Value        Description                                             Value ($)
----------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS -- 10.2%

                           Repurchase Agreements -- 10.2%
USD         8,698,570      Prudential Securities, Inc. Repurchase Agreement,
                           dated 8/29/97, due 9/2/97, with a maturity value
                           of $8,703,393 and an effective yield of 4.99%,
                           collateralized by U.S. Government Agency
                           Obligations with rates ranging from 6.072% to
                           6.811%, with maturity dates ranging from 10/1/32
                           to 3/1/35 and with an aggregate market value of
                           $8,872,571.                                               8,698,570

USD         8,698,570      Salomon Brothers Repurchase Agreement, dated
                           8/29/97, due 9/2/97, with a maturity value of
                           $8,703,450 and an effective yield of 5.05%,
                           collateralized by U.S. Treasury Obligations with
                           rates ranging from 5.00% to 6.75%, with maturity
                           dates ranging from 2/15/99 to 8/15/26 and with an
                           aggregate market value of $8,897,897.                     8,698,570
                                                                                 -------------
                                                                                    17,397,140
                                                                                 -------------

                           TOTAL SHORT-TERM INVESTMENTS
                           (COST $17,397,140)                                       17,397,140
                                                                                 -------------

                           TOTAL INVESTMENTS -- 103.1%
                           (COST $175,106,530)                                     176,069,612

                           Other Assets and Liabilities (net) -- (3.1)%             (5,286,200)
                                                                                 -------------

                           TOTAL NET ASSETS -- 100%                              $ 170,783,412
                                                                                 =============

                           Notes to the Schedule of Investments:

                           PIK -- Payment In Kind

                           Knock Out -- Option will expire if underlying
                              security reaches Knock Out price.

                           144A -- Securities exempt from registration under
                              Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                      See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                 Notes to the Schedule of Investments -- continued
                 Variable and Step up rates -- The rates shown on
                    variable and step up rate notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

                 Currency Abbreviations
                 AUD - Australian Dollar            GBP - British Pound
                 BEF - Belgian Franc                ITL - Italian Lira
                 CAD - Canadian Dollar              JPY - Japanese Yen
                 CHF - Swiss Franc                  NLG - Netherlands Guilder
                 DEM - German Mark                  NZD - New Zealand Dollar
                 DKK - Danish Krone                 SEK - Swedish Krona
                 ECU - European Currency Unit       THB - Thailand Baht
                 ESP - Spanish Peseta               TRL - Turkish Lira
                 FRF - French Franc                 USD - United States Dollar

       /(a)/All or a portion of this security is held as collateral for open futures contracts.
         *  Non-income producing security.

            See accompanying notes to the financial statements.               5

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $175,106,530) (Note 1)                              $176,069,612
   Cash                                                                              21,880,488
   Foreign currency, at value (cost $9,635) (Note 1)                                     11,917
   Interest receivable                                                                1,096,545
   Receivable for open forward foreign currency contracts (Notes 1 and 6)             1,767,959
   Receivable for expenses waived or borne by Manager (Note 2)                           37,775
   Receivable for Fund shares sold                                                       74,346
   Miscellaneous receivable                                                                 112
                                                                                   ------------
       Total assets                                                                 200,938,754
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                 25,141,159
   Written options outstanding, at value (premiums $46,637) (Notes 1 and 6)             175,364
   Payable for open forward foreign currency contracts (Notes 1 and 6)                1,073,784
   Payable for Fund shares repurchased                                                3,263,012
   Payable to affiliate for (Note 2):
       Management fee                                                                    42,472
       Shareholder service fee                                                           15,927
   Accrued expenses                                                                      82,603
   Payable for open swap contracts (Notes 1 and 6)                                       85,779
   Payable for variation margin on open futures contracts (Notes 1 and 6)               275,242
                                                                                   ------------
       Total liabilities                                                             30,155,342
                                                                                   ------------
Net assets                                                                         $170,783,412
                                                                                   ============

Net assets consist of:
   Paid-in-capital                                                                 $166,479,984
   Accumulated undistributed net investment income                                    1,951,168
   Accumulated undistributed net realized gain                                        1,218,146
   Net unrealized appreciation                                                        1,134,114
                                                                                   ------------
                                                                                   $170,783,412
                                                                                   ============
Net assets attributable to:
   Class III shares                                                                $170,783,412
                                                                                   ============
Shares outstanding:
   Class III                                                                         16,169,307
                                                                                   ============
Net asset value per share:
   Class III                                                                       $      10.56
                                                                                   ============

6              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Operations --
   Period from April 30, 1997 (commencement of operations) to
   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                                          $1,941,960
   Dividends                                                                            132,700
                                                                                     ----------
       Total income                                                                   2,074,660
                                                                                     ----------
Expenses:
   Management fee (Note 2)                                                              123,193
   Custodian and transfer agent fees                                                     68,117
   Audit fees                                                                            25,575
   Registration fees                                                                      1,291
   Legal fees                                                                             1,203
   Trustees fees (Note 2)                                                                   205
   Miscellaneous                                                                            395
   Fees waived or borne by Manager (Note 2)                                            (142,685)
                                                                                     ----------
                                                                                         77,294
   Shareholder service fee (Note 2)
       Class III                                                                         46,198
                                                                                     ----------
       Net expenses                                                                     123,492
                                                                                     ----------
          Net investment income                                                       1,951,168
                                                                                     ----------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                       86,222
       Closed futures contracts                                                         785,797
       Closed swap contracts                                                             94,982
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                     251,145
                                                                                     ----------
          Net realized gain                                                           1,218,146
                                                                                     ----------
   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                      963,082
       Open futures contracts                                                          (338,818)
       Open swap contracts                                                              (85,779)
       Written options                                                                 (128,727)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                     724,356
                                                                                     ----------
          Net unrealized gain                                                         1,134,114
                                                                                     ----------
       Net realized and unrealized gain                                               2,352,260
                                                                                     ----------
Net increase in net assets resulting from operations                                 $4,303,428
                                                                                     ==========

7              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                   Period from April 30, 1997
                                                                  (commencement of operations)
                                                                     to August 31, 1997
                                                                         (Unaudited)
                                                                  ----------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                  $  1,951,168
   Net realized gain                                                         1,218,146
   Change in net unrealized appreciation (depreciation)                      1,134,114
                                                                          ------------
   Net increase in net assets resulting from operations                      4,303,428
                                                                          ------------
   Net share transactions: (Note 5)
       Class III                                                           166,479,984
                                                                          ------------
   Increase in net assets resulting from net share
      transactions                                                         166,479,984
                                                                          ------------
      Total increase in net assets                                         170,783,412

Net assets:
   Beginning of period                                                              --
                                                                          ------------
   End of period (including accumulated undistributed net
      investment income of $1,951,168)                                    $170,783,412
                                                                          ============

8              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    Period from April 30, 1997
                                                                   (commencement of operations)
                                                                        to August 31, 1997
                                                                           (Unaudited)
                                                                    ---------------------------
Net asset value, beginning of period                                         $  10.00
                                                                             --------
Income from investment operations:
   Net investment income                                                         0.21+
   Net realized and unrealized gain                                              0.35
                                                                             --------
      Total from investment operations                                           0.56
                                                                             --------
Net asset value, end of period                                               $  10.56
                                                                             ========
Total Return/(a)/                                                                5.60%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                         $170,787
   Net expenses to average daily net assets                                      0.40%*
   Net investment income to average daily net assets                             6.34%*
   Portfolio turnover rate                                                          7%
   Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share amount:                   $   0.02

+     Computed using average shares outstanding throughout the period.
*     Annualized.
/(a)/ Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.


     See accompanying notes to the financial statements.                       9

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Bond/Global Alpha A Fund (the "Fund"), which commenced operations on April 30, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return primarily through investing in investment-grade bonds.

     The Fund offers three classes of shares: Class I, Class II, and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.


     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Options
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of the open written option contracts as of August 31, 1997.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund entered into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1997.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund had no securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended August 31, 1997, the Fund received $255,362 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1997 was $205. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the period ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                    Purchases              Proceeds
                                                               -------------------    ------------------
     U.S. Government securities                              $        25,823,752    $       3,652,500
     Investments (non-U.S. Government securities)                    136,782,744            2,409,360

      At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                  Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost            Appreciation            Depreciation           Appreciation
      -----------------------  -----------------------  ----------------------  --------------------
           $175,106,530              $1,426,699               $463,617               $963,082

4.   Principal shareholders

     At August 31, 1997, 59% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                Period from April 30, 1997
                                               (commencement of operations)
     Class III:                                     to August 31, 1997
                                             ---------------------------------
                                                Shares            Amount
                                             -------------    ----------------
     Shares sold                               16,530,426    $   170,266,298
     Shares issued to shareholders
       in reinvestment of distributions                --                 --

     Shares repurchased                          (361,119)        (3,786,314)
                                             -------------    ---------------
     Net increase                              16,169,307    $   166,479,984
                                             =============    ===============

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Forward currency contracts


                                                                                 Net Unrealized
 Settlement                                Units of                               Appreciation
    Date           Deliver/Receive         Currency               Value          (Depreciation)
--------------    ------------------    ----------------      ---------------   -----------------
Buys

   9/26/97               CAD                 20,400,000    $      14,716,844  $          (9,489)
   9/02/97               DEM                  3,178,913            1,766,345               2,605
   9/05/97               DEM                 80,900,000           44,960,780           (202,115)
  10/17/97               GBP                  7,200,000           11,652,547           (116,971)
  10/09/97               JPY                630,000,000            5,268,504           (213,730)
                                                                                -----------------
                                                                              $        (539,700)
                                                                                =================
Sales

  11/28/97               AUD                  4,600,000    $       3,386,170  $           55,550
   9/26/97               CAD                 25,400,000           18,323,914              28,337
   9/05/97               DEM                 57,801,273           32,123,489             226,375
  10/17/97               GBP                 13,100,000           21,201,161               1,409
  10/09/97               JPY              1,120,000,000            9,366,230             228,516
   9/23/97               NZD                 11,600,000            7,403,604             129,196
   3/23/98               THB                 60,000,000            1,639,195             440,528
   6/22/98               THB                 30,000,000              811,030             211,116
                                                                                -----------------
                                                                              $        1,321,027
                                                                                =================

     Forward cross currency contracts


                                                                                         Net Unrealized
 Settlement                                                                               Appreciation
    Date          Deliver/Units of Currency          Receive/In Exchange For             (Depreciation)
--------------    ---------------------------    ---------------------------------      -----------------
  10/10/97          BEF        2,613,775,780          DEM             126,600,000    $            17,243
  11/13/97          CHF            7,732,460          DEM               9,400,000               (10,037)
   9/02/97          DEM              901,638          DKK               3,433,887                     87
   9/02/97          DEM            2,277,275          SEK               9,917,535                (1,953)
   9/19/97          DEM            3,200,000          NLG               3,603,382                    385
   9/22/97          DEM           42,200,000          ITL          41,843,334,750                265,976

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Forward cross currency contracts -- continued


                                                                                       Net Unrealized
 Settlement                                                                             Appreciation
    Date          Deliver/Units of Currency          Receive/In Exchange For           (Depreciation)
--------------    ---------------------------    ---------------------------------    -----------------
  10/23/97          DEM           12,000,000          ESP           1,017,075,900    $           1,904
  10/27/97          DEM          250,202,940          ECU             127,200,000            (293,783)
  11/07/97          DEM            2,600,000          FRF               8,762,598                  140
  11/13/97          DEM            3,200,000          CHF               2,624,864              (1,658)
  11/21/97          DEM            9,900,000          SEK              43,288,830                  275
  11/14/97          DKK           85,408,760          DEM              22,400,000              (8,346)
  10/27/97          ECU           32,100,000          DEM              63,286,805              155,554
  10/23/97          ESP          652,594,900          DEM               7,700,000              (1,032)
  11/07/97          FRF          146,400,698          DEM              43,400,000             (24,325)
   9/22/97          ITL       32,081,825,500          DEM              32,400,000            (179,048)
   9/19/97          NLG           14,517,402          DEM              12,900,000                2,763
  11/21/97          SEK           92,345,882          DEM              21,100,000             (11,297)
                                                                                      -----------------
                                                                                     $         (87,152)
                                                                                      =================


     Futures contracts


                                                                                          Net Unrealized
    Number of                                                              Contract        Appreciation
    Contracts                  Type                  Expiration Date        Value         (Depreciation)
   -------------  --------------------------------  ------------------  --------------   -----------------
        Buys

        26        Australian Government Bond 3 yr    September 1997   $      2,299,494  $           47,282
        48        Australian Government Bond 10      September 1997          5,011,257             150,809
                  yr
        45        Canadian Government Bond           September 1997          3,904,134              99,084
        24        German Government Bond              December 1997          3,376,112             (6,179)
        27        Japanese Government Bond           September 1997         28,660,726               (260)
       117        U.K. Gilt                          September 1997         11,075,203            (16,850)
        31        U.K. Gilt                           December 1997          2,870,276               2,405
       338        U.S. Treasury Note 5 yr.            December 1997         35,975,875              26,636
       187        U.S. Treasury Note 10 yr.          September 1997         20,388,844              81,160
       129        U.S. Treasury Note 10 yr.           December 1997         14,020,688               2,689
       133        U.S. Treasury Bond 30 yr.          September 1997         15,045,625             162,777
        49        U.S. Treasury Bond 30 yr.           December 1997          5,524,750              15,258
                                                                                          -----------------
                                                                                        $          564,811
                                                                                          =================

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Futures contracts -- continued


                                                                                          Net Unrealized
    Number of                                                              Contract        Appreciation
    Contracts                  Type                  Expiration Date        Value         (Depreciation)
   -------------  --------------------------------  ------------------  ---------------  -----------------
        Sales

        47        MATIF FRF Bond                     September 1997   $      5,017,001  $          22,683
        5         Italian Government Bond 10 yr.      December 1997            613,548              (664)
        27        Japanese Government Bond            December 1997         28,492,845            (4,692)
        27        Japanese Government Bond           September 1997         29,774,812          (873,780)
        6         Japanese Government Bond            December 1997          6,406,436           (11,831)
        91        Spanish Government Bond 10 yr.     September 1997          7,075,637           (52,095)
       101        Swiss Government Bond              September 1997          8,343,347             10,337
        63        Swiss Government Bond               December 1997          5,003,538              6,413
                                                                                         -----------------
                                                                                        $       (903,629)
                                                                                         =================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.


     Written call option transactions

                                  Principal Amount
                                   of Contracts
                                  (000's omitted)            Premiums
                                 -----------------         ------------
      Outstanding, beginning
        of period              $        --               $        --
      Options written                 2,727                     46,637
                                 -----------------         ------------
      Outstanding, end
        of period              $      2,727              $      46,637
                                 =================         ============


     Summary of written options outstanding


                           Principal Amount
                             of Contracts                          Expiration
                           (000's omitted)    Exercise Price          Date              Value
                          -----------------   ---------------   ------------------  ---------------
Thai Baht Call          $      2,727              33 THB            10/16/97      $    175,364
                                                                                    ===============

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements

                                                                                          Net Unrealized
                        Expiration                                                         Appreciation
   Notional Amount         Date                         Description                       (Depreciation)
---------------------- ------------- ---------------------------------------------------  ---------------
TRL 80,250,000,000       5/14/99     Agreement with Bank of America dated 5/29/97 to    $    (93,935)
                                     receive the notional amount multiplied by the
                                     change in market value (including accrued
                                     interest) of Turkey Index Linked Bond and to pay
                                     the notional amount multiplied by 3 month LIBOR
                                     adjusted by a specified spread.


TRL 33,000,000,000       6/04/99     Agreement with Bank of America dated 6/23/97 to           8,156
                                     receive the notional amount multiplied by the
                                     change in market value (including accrued
                                     interest) of Turkey Index Linked Bond and to pay
                                     the notional amount multiplied by 3 month LIBOR
                                     adjusted by a specified spread.

                                                                                          --------------
                                                            Net unrealized depreciation $    (85,779)
                                                                                          ==============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Par Value       Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         DEBT OBLIGATIONS -- 93.6%

                         Cayman Islands -- 0.8%
CAD       4,000,000      Government of Canada (Cayman), 7.25%, due 6/01/08           3,073,821
                                                                                 -------------
                         Denmark -- 1.7%
DKK      41,800,000      Kingdom of Denmark Bullet, 7.00%, due 11/15/07              6,411,537
                                                                                 -------------
                         France -- 2.4%
ECU       4,000,000      Government of France, 8.25%, due 4/25/22                    5,205,902
ECU       3,000,000      Societe Nationale des Chemins de Fer, 9.38%, due
                            3/12/01                                                  3,709,451
                                                                                 -------------
                                                                                     8,915,353
                                                                                 -------------
                         Japan -- 1.5%
GBP       3,000,000      Export Import Bank of Japan, 10.75%, due 5/15/01            5,354,373
                                                                                 -------------
                         New Zealand -- 1.8%
NZD      10,700,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16           6,535,568
                                                                                 -------------
                         Sweden -- 5.4%
SEK      159,600,000     Kingdom of Sweden, 6.00%, due 2/09/05                      19,861,062
                                                                                 -------------
                         United Kingdom -- 2.2%
GBP       4,160,000      Guaranteed Export Financial Corp, 12.88%, due 9/29/02       8,261,319
                                                                                 -------------

                         United States -- 77.8%

                         Asset Backed Securities -- 42.4%
USD      10,000,000      Anfield Road I Ltd.,
                             Variable Rate, 6 mo. LIBOR + .25%, 6.09%, due
                            11/06/06                                                10,007,700
USD       9,795,184      Banc One Student Loan Trust 94-A Class A2,
                            Variable Rate, 1 mo. LIBOR + .30%, 5.95%, due
                            10/25/16                                                 9,834,365
USD       5,000,000      Big Flower Receivables Master Trust 96-2 Class A,
                            Variable Rate, LIBOR + .25%, 5.65%, due 4/25/03          5,000,000
USD       5,000,000      Bombardier Receivables Master Trust I 97-1 Class A,
                            Variable Rate, 1 mo. LIBOR + .12%, 5.80%, due
                            4/15/04                                                  5,003,125
USD       5,000,000      Brazos Student Loan Finance Corp. Series 96-A4,
                            Variable Rate, 3 mo. U.S. Treasury Bill + .50%,
                            5.94%, due 12/01/02                                      4,992,969
USD      15,000,000      Chevy Chase Master Credit Card Trust 95-C Class A,
                            Variable Rate, LIBOR + .26%, 5.91%, due 12/15/02        15,030,000
USD       7,500,000      Chevy Chase Master Credit Card Trust Series 96-A,
                            Variable Rate, 1 mo. LIBOR + .15%, 5.80%, due
                            2/15/05                                                  7,501,172

     See accompanying notes to the financial statements.                       1

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Par Value       Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         Asset Backed Securities -- continued
USD      10,000,000      Circuit City Credit Card Master Trust 96-1 Class A,
                            Variable Rate, LIBOR + .17%, 5.85%, due 10/15/06        10,000,000
USD       5,000,000      European Sovereign Investments,
                            Variable Rate, 6 mo. LIBOR + .40%, 6.24%, due
                            1/20/99                                                  5,020,000
USD       4,000,000      First Chicago Master Trust II 95-0,
                            Variable Rate, 1 mo. LIBOR + .23%, 5.88%, due
                            2/15/04                                                  4,015,000
USD       5,000,000      First Deposit Master Trust Series 96-1A,
                            Variable Rate, 1 mo. LIBOR +.17%, 5.82%, due
                            8/15/07                                                  5,012,500
USD      14,000,000      First Union Master Credit Card Trust 96-1 Class A,
                            Variable Rate, 1 mo. LIBOR + .17%, 5.82%, due
                            9/15/03                                                 14,017,500
USD      10,000,000      Keycorp Student Loan Trust 95-A Class B,
                            Variable Rate, 1 mo. LIBOR + .75%, 6.44%, due
                            10/27/21                                                10,000,000
USD       6,618,872      Keystone Auto Grantor Trust Series 1996-A Class A,
                            6.60%, due 12/15/02, 144A                                6,698,298
USD       3,000,000      MBNA Master Credit Card Trust 96-J Class A,
                            Variable Rate. 1 mo. LIBOR + .15%, 5.80%, due
                            2/15/06                                                  3,003,000
USD       8,000,000      PARMA Food Corp BV,
                            Variable Rate, 3 mo. LIBOR + .25%, 6.03%, due
                            12/20/00                                                 8,024,000
USD       5,000,000      Premier Auto Trust 95-1 Certificates, 8.10%, due
                            12/04/98                                                 5,112,500
USD       3,220,936      Resolution Trust Corp 94-C1 Class A1,
                            Variable Rate, 1 mo. LIBOR + .45%, 6.08%, due
                            6/25/26                                                  3,219,930
USD      10,000,000      Rhino CBO Series 97-1 Class A-2, 6.33%, due 9/15/09,
                            144A                                                    10,049,900
USD      12,466,506      Signet Student Loan Trust Series 96-A Class A-1,
                            Variable Rate, 1 mo. LIBOR + .09%, 5.72%, due
                            1/25/05                                                 12,466,506
USD       2,620,000      SMS Student Loan Trust 94-B Certificates,
                            Variable Rate, 1 mo. LIBOR + .75%, 6.38%, due
                            10/25/23                                                 2,620,000
                                                                                 --------------
                                                                                   156,628,465
                                                                                 --------------
                         Structured Notes -- 6.2%
USD       2,900,000      Federal Home Loan Bank,
                            Variable Rate, (10.00% - 6 mo. LIBOR), 4.34%, due
                            3/03/98                                                  2,871,000
USD      20,000,000      Student Loan Marketing Association Series 95-1 Class
                            A2, Variable Rate, 3 mo. U.S. Treasury Bill + .75%,
                            6.06%, due 5/25/04                                      20,120,000
                                                                                 --------------
                                                                                    22,991,000
                                                                                 --------------
                         U.S. Government -- 18.0%
USD       5,000,000      U.S. Treasury Inflation Indexed Note, 3.375%, due
                            1/15/07                                                  4,976,053
USD      29,000,000      U.S. Treasury Note, 6.88%, due 8/31/99/(a)/                29,489,375
USD      31,600,000      U.S. Treasury Note, 6.38%, due 8/15/02                     31,807,359
                                                                                 --------------
                                                                                    66,272,787
                                                                                 --------------

2              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


         Par Value       Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                         U.S. Government Agency -- 11.2%
USD      16,666,667      Agency for International Development Floater
                            (Support of India), 5.56%, due 2/01/99                  16,661,458
USD       5,000,000      Agency for International Development Floater
                            (Support of C.A.B.E.I.), Variable Rate, 6 mo.
                            U.S. Treasury Bill + .40%, 5.85%, due 10/01/12           4,987,500
USD      20,000,000      Federal National Mortgage Association, 6.49%, due
                            1/19/06                                                 19,460,000
                                                                                 -------------
                                                                                    41,108,958
                                                                                 -------------
                         Total United States                                       287,001,210
                                                                                 -------------
                         TOTAL DEBT OBLIGATIONS  (COST  $346,387,193)              345,414,243
                                                                                 -------------

    Principal Amount
-----------------------
                         CALL OPTION PURCHASED -- 0.2%

                         Cross Currency Option -- 0.2%
ECU      68,700,000      ECU Call/DEM Put, Expires 1/21/98, Strike 1.9450              772,922
                                                                                 -------------
                         TOTAL CALL OPTION PURCHASED
                         (COST  $804,841)                                              772,922
                                                                                 -------------

                         SHORT-TERM INVESTMENTS -- 9.3%

                         Repurchase Agreements -- 9.3%
USD      16,192,894      Prudential Securities, Inc. Repurchase Agreement,
                         dated 8/29/97, due 9/2/97, with a maturity value of
                         $16,201,867 and an effective yield of 4.99%,
                         collateralized by a U.S. Government Agency
                         Obligation with a rate of 6.072%, with a maturity
                         date of 10/01/32 and a market value of $16,516,807.        16,192,894

USD      18,159,611      Salomon Brothers Repurchase Agreement, dated
                         8/29/97, due 9/2/97, with a maturity value of
                         $18,169,801 and an effective yield of 5.05%,
                         collateralized by U.S. Treasury Obligations with rates
                         ranging from 5.00% to 6.75%, with maturity
                         dates ranging from 2/15/99 to 8/15/26 and with an
                         aggregate market value of $18,575,739.                     18,159,611
                                                                                 -------------
                                                                                    34,352,505
                                                                                 -------------
                         TOTAL SHORT-TERM INVESTMENTS
                         (COST  $34,352,505)                                        34,352,505
                                                                                 -------------

       See accompanying notes to the financial statements.                     3

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

                                                                                   Value ($)
--------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 103.1%
                         (COST $381,544,539)                                       380,539,670

                         Other Assets and Liabilities (net)-- (3.1)%               (11,389,905)
                                                                                 --------------

                         TOTAL NET ASSETS-- 100%                                 $ 369,149,765
                                                                                 ==============

                         Notes to the Schedule of Investments:

                         144A -- Securities exempt from registration under Rule
                            144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                         Variable rates -- The rates shown on variable rate
                            notes are the current interest rates at August 31, 1997, which are subject to change based on the terms of the security.

                         Currency Abbreviations
                         AUD - Australian Dollar
                         BEF - Belgian Franc
                         CAD - Canadian Dollar
                         CHF - Swiss Franc
                         DEM - German Mark
                         DKK - Danish Krone
                         ECU - European Currency Unit
                         ESP - Spanish Peseta
                         FRF - French Franc
                         GBP - British Pound
                         ITL - Italian Lira
                         JPY - Japanese Yen
                         NLG - Netherlands Guilder
                         NZD - New Zealand Dollar
                         SEK - Swedish Krona
                         USD - United States Dollar
                         /(a)/ All or a portion of this security is held as
                               collateral for open futures contracts.

4      See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $381,544,539) (Note 1)                              $380,539,670
   Foreign currency, at value (cost $5,037) (Note 1)                                      5,956
   Receivable for Fund shares sold                                                    6,429,488
   Interest receivable                                                                4,492,522
   Receivable for open forward foreign currency contracts (Notes 1 and 6)             1,275,245
   Receivable for expenses waived or borne by Manager (Note 2)                           80,552
   Miscellaneous receivable                                                               9,659
                                                                                   ------------
       Total assets                                                                 392,833,092
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                 20,744,916
   Payable for open forward foreign currency contracts (Notes 1 and 6)                2,206,278
   Payable to affiliate for (Note 2):
      Management fee                                                                    106,816
      Shareholder service fee                                                            40,056
   Accrued expenses                                                                      27,966
   Payable for variation margin on open futures contracts (Notes 1 and 6)               557,295
                                                                                   ------------
       Total liabilities                                                             23,683,327
                                                                                   ------------
Net assets                                                                         $369,149,765
                                                                                   ============

Net assets consist of:
   Paid-in-capital                                                                 $372,662,834
   Accumulated undistributed net investment income                                    1,663,865
   Accumulated undistributed net realized loss                                         (982,038)
   Net unrealized depreciation                                                       (4,194,896)
                                                                                   ============
                                                                                   $369,149,765
                                                                                   ============
Net assets attributable to:
   Class III shares                                                                $369,149,765
                                                                                   ============
Shares outstanding:
   Class III                                                                         37,287,495
                                                                                   ============
Net asset value per share:
   Class III                                                                       $       9.90
                                                                                   ============

       See accompanying notes to the financial statements.                     5

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Operations --
   Period from July 29, 1997 (commencement of operations) to
   August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Interest                                                                         $ 1,760,575

Expenses:
   Management fee (Note 2)                                                              110,526
   Custodian and transfer agent fees                                                     19,350
   Audit fees                                                                             7,050
   Registration fees                                                                        690
   Legal fees                                                                               600
   Trustees fees (Note 2)                                                                   120
   Miscellaneous                                                                            270
   Fees waived or borne by Manager (Note 2)                                             (83,343)
                                                                                    -----------
                                                                                         55,263
   Shareholder service fee (Note 2)
       Class III                                                                         41,447
                                                                                    -----------
       Net expenses                                                                      96,710
                                                                                    -----------
          Net investment income                                                       1,663,865
                                                                                    -----------

Realized and unrealized gain (loss):
Net realized gain (loss) on:
       Investments                                                                       (2,755)
       Closed futures contracts                                                      (1,184,772)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                     205,489
                                                                                    -----------
          Net realized loss                                                            (982,038)
                                                                                    -----------
   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                   (1,004,869)
       Open futures contracts                                                        (2,254,951)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                    (935,076)
                                                                                    -----------
          Net unrealized loss                                                        (4,194,896)
                                                                                    -----------
       Net realized and unrealized loss                                              (5,176,934)
                                                                                    -----------
Net decrease in net assets resulting from operations                                $(3,513,069)
                                                                                    ===========

6              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                    Period from July 29, 1997
                                                                   (commencement of operations)
                                                                        to August 31, 1997
                                                                           (Unaudited)
                                                                   --------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                  $  1,663,865
   Net realized loss                                                          (982,038)
   Change in net unrealized appreciation (depreciation)                     (4,194,896)
                                                                          ------------
   Net decrease in net assets resulting from operations                     (3,513,069)
                                                                          ------------
   Net share transactions: (Note 5)
       Class III                                                           372,662,834
                                                                          ------------
   Increase in net assets resulting from net share
      transactions                                                         372,662,834
                                                                          ------------
      Total increase in net assets                                         369,149,765
Net assets:
   Beginning of period                                                              --
                                                                          ------------
   End of period (including accumulated undistributed net
      investment income of $1,663,865)                                    $369,149,765
                                                                          ============

      See accompanying notes to the financial statements.                      7

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                               Period from July 29, 1997
                                                              (commencement of operations)
                                                                 to August 31, 1997
                                                                    (Unaudited)
                                                              -------------------------
Net asset value, beginning of period                                  $  10.00
                                                                      --------


Income from investment operations:
   Net investment income                                                  0.04
   Net realized and unrealized loss                                      (0.14)
                                                                      --------

      Total from investment operations                                   (0.10)
                                                                      --------

Net asset value, end of period                                        $   9.90
                                                                      ========

Total Return/(a)/                                                        (1.00)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                  $369,150
   Net expenses to average daily net assets                               0.35%*
   Net investment income to average daily net assets                      6.02%*
   Portfolio turnover rate                                                   0%
   Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share amount:                /(b)/

/(a)/ Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

/(b)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.

 *  Annualized.

8               See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Bond/Global Alpha B Fund (the "Fund"), which commenced operations on July 29, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return primarily through investing in investment-grade bonds.

     The Fund offers three classes of shares: Class I, Class II, and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1997.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Options
     The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1997, the Fund had no outstanding written options.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund had no securities on loan.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the period ended August 31, 1997, the Fund received $191,158 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .20% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1997 was $120. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     For the period ended August 31, 1997, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                                    Purchases              Proceeds
                                                               -------------------    ------------------
     U.S. Government securities                                  $ 131,056,709                -
     Investments (non-U.S. Government securities)                  216,054,393                -

      At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                                  Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost            Appreciation            Depreciation           Depreciation
      -----------------------  -----------------------  ----------------------  --------------------
           $381,544,539               $126,358               $1,131,227             $1,004,869

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

4.   Principal shareholder

     At August 31, 1997, 100% of the outstanding shares of the Fund were held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                               Period from July 29, 1997
                                             (commencement of operations)
     Class III:                                   to August 31, 1997
                                            ------------------------------
                                               Shares          Amount
                                            -------------  ---------------
     Shares sold                              37,287,495  $   372,662,834
     Shares issued to shareholders                     -                -
          in reinvestment of
          distributions
     Shares repurchased                                -                -
                                            =============  ===============
     Net increase                             37,287,495  $   372,662,834
                                            =============  ===============

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Forward currency contracts


                                                                               Net Unrealized
 Settlement                                   Units of                          Appreciation
    Date            Deliver/Receive           Currency            Value        (Depreciation)
--------------     ------------------     -----------------   --------------  ------------------
    Buys

   9/26/97                CAD                   71,800,000   $   52,013,944  $         (62,630)
   9/02/97                DEM                    5,869,992        3,261,628               4,810
   9/05/97                DEM                   93,300,000       51,852,173             436,375
  11/13/97                DEM                    1,100,000          614,180              24,730
   9/02/97                DKK                    7,310,857        1,066,809               6,114
  10/23/97                ESP                  873,852,000        5,750,618             111,505
  10/17/97                GBP                   10,100,000       16,345,934              94,367
   9/22/97                ITL               19,569,000,000       11,105,367              77,333
  10/09/97                JPY                  830,000,000        6,941,045           (202,783)
   9/23/97                NZD                    2,400,000        1,531,780             (7,580)
                                                                              ------------------
                                                                             $          482,241
                                                                              ==================
    Sales

  11/28/97                AUD                    8,600,000        6,330,665  $          103,855
   9/26/97                CAD                   71,600,000       51,653,237                (45)
  11/13/97                CHF                      893,750          607,798            (18,347)
   9/02/97                DEM                    1,919,616        1,066,624             (5,929)
   9/05/97                DEM                   95,500,000       53,074,839         (1,169,601)
   9/22/97                DEM                   20,000,000       11,127,976            (99,943)
  10/23/97                DEM                   10,300,000        5,743,313           (104,210)
  10/17/97                GBP                   29,700,000       38,066,755              20,352
  10/09/97                JPY                1,510,000,000       12,627,685             261,632
   9/23/97                NZD                   12,700,000        8,105,670              62,829
                                                                              ------------------
                                                                             $        (949,407)
                                                                              ==================

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


     Forward cross currency contracts



                                                                                   Net Unrealized
 Settlement                                                                         Appreciation
    Date           Deliver/Units of Currency       Receive/In Exchange For         (Depreciation)
--------------     ---------------------------    ---------------------------    -------------------
  10/10/97           BEF        2,961,652,750       DEM          143,300,000      $         (63,835)
  11/13/97           CHF           12,439,414       DEM           15,100,000                (28,447)
   9/02/97           DEM           27,950,376       SEK          122,216,697                   6,248
   9/22/97           DEM           54,600,000       ITL       53,549,528,000                   9,871
  10/10/97           DEM            2,000,000       BEF           41,304,800                      76
  10/23/97           DEM            9,300,000       ESP          788,407,500                (27,382)
  10/27/97           DEM          344,876,220       ECU          175,400,000               (329,070)
  11/07/97           DEM           22,300,000       FRF           75,215,651                  11,062
  11/13/97           DEM            6,000,000       CHF            4,921,620                 (3,109)
  11/14/97           DEM            1,400,000       DKK            5,338,760                     626
  11/14/97           DKK          189,874,490       DEM           49,800,000                (17,458)
  10/27/97           ECU           75,400,000       DEM          148,075,190                  41,995
  10/23/97           ESP        1,051,024,000       DEM           12,400,000                 (2,267)
  11/07/97           FRF          212,138,427       DEM           62,900,000                (28,399)
   9/22/97           ITL       41,372,071,000       DEM           42,200,000                   1,465
   9/19/97           NLG           25,571,523       DEM           22,700,000                 (7,588)
  11/21/97           SEK          210,965,728       DEM           48,200,000                (27,655)
                                                                                   ------------------
                                                                                  $        (463,867)
                                                                                   ==================

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Futures contracts


                                                                                         Net Unrealized
    Number of                                                             Contract        Appreciation
    Contracts                  Type                  Expiration Date       Value         (Depreciation)
   -------------  --------------------------------  -----------------  ---------------  -----------------
       Buys

        51        Australian Government Bond 10 yr   September 1997   $     5,309,378  $          16,421
        50        MATIF ECU Bond                     September 1997         5,208,329           (51,426)
        9         German Government Bond              December 1997         1,266,042            (2,317)
        43        Japanese Government Bond           September 1997        45,652,101              6,827
        37        U.K. Gilt                          September 1997         3,409,489           (16,170)
        11        U.K. Gilt                           December 1997         1,017,515            (1,250)
       873        U.S. Treasury Note  5 yr.           December 1997        92,919,938             47,732
       539        U.S. Treasury Note  10 yr.         September 1997        58,767,844          (778,855)
       322        U.S. Treasury Note  10 yr.          December 1997        34,997,375           (19,165)
       366        U.S. Treasury Bond 30 yr.          September 1997        41,403,750        (1,009,081)
        98        U.S. Treasury Bond 30 yr.           December 1997        11,049,500             19,796
                                                                                        -----------------
                                                                                       $     (1,787,488)
                                                                                        =================


        Sales

        29        Canadian Government Bond           September 1997   $     2,500,899  $           1,627
        44        MATIF FRF Bond                     September 1997         4,606,629             31,679
        44        Italian Government Bond 10 yr.      December 1997         5,399,236            (5,800)
        43        Japanese Government Bond            December 1997        45,377,494            (7,472)
        43        Japanese Government Bond           September 1997        46,398,969          (608,674)
        6         Japanese Government Bond            December 1997         6,412,621           (10,472)
       126        Spanish Government Bond            September 1997         9,505,643             63,607
       106        Swiss Government Bond              September 1997         8,381,524             46,037
        66        Swiss Government Bond               December 1997         5,226,921             22,005
                                                                                        -----------------
                                                                                       $       (467,463)
                                                                                        =================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO U.S. Sector Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



     Shares        Description                                              Value ($)
-------------------------------------------------------------------------------------------
                   MUTUAL FUNDS-- 98.1%
    5,008,467      GMO Core Fund (Class III Shares)                          96,663,412
    1,640,147      GMO REIT Fund (Class III Shares)                          21,912,363
    1,183,830      GMO Small Cap Growth Fund (Class III Shares)              14,797,878
      801,055      GMO Small Cap Value Fund (Class III Shares)               14,619,247
                                                                          -------------

                   TOTAL MUTUAL FUNDS  (COST  $149,059,175)                 147,992,900
                                                                          -------------

                   COMMON STOCKS -- 0.4%

                   Food and Beverage -- 0.0%
        1,560      Archer Daniels Midland Co                                     33,731
                                                                          -------------
                   Oil and Gas -- 0.1%
        2,100      Pennzoil Co                                                  162,094
                                                                          -------------
                   Technology -- 0.0%
        1,150      Oracle Corp                                                   43,844
                                                                          -------------
                   Telecommunications -- 0.3%
        5,453      Bell Atlantic Corp                                           394,646
                                                                          -------------
                   Utilities -- 0.0%
          122      Houston Industries Inc                                         2,474
                                                                          -------------

                   TOTAL COMMON STOCKS  (COST  $549,169)                        636,789
                                                                          -------------

                   REAL ESTATE INVESTMENT TRUSTS -- 0.0%

                   Apartments -- 0.0%
        8,000      Security Capital Atlantic (Rights)                               125
       24,100      Security Capital Industry (Rights)                               188
       20,500      Security Capital Pacific (Rights)                                320
                                                                          -------------
                                                                                    633
                                                                          -------------

                   TOTAL REAL ESTATE INVESTMENT TRUSTS  (COST  $0)                  633
                                                                          -------------



              See accompanying notes to the financial statements.             1

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)



    Par Value      Description                                                     Value ($)
-------------------------------------------------------------------------------------------------
                   SHORT-TERM INVESTMENTS -- 1.4%

                   Repurchase Agreement -- 1.4%
    $2,068,621     Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                   9/2/97, with a maturity value of $2,069,782 and an
                   effective yield of 5.05%, collateralized by U.S. Treasury
                   Obligations with rates ranging from 5.00% to 6.75%, with
                   maturity dates ranging from 2/15/99 to 8/15/26 and with an
                   aggregate market value of $2,116,013.                             2,068,621
                                                                                 -------------

                   TOTAL SHORT-TERM INVESTMENTS  (COST  $2,068,621)                  2,068,621
                                                                                 -------------

                   TOTAL INVESTMENTS -- 99.9%
                   (COST $151,676,965)                                             150,698,943

                   Other Assets and Liabilities (net) -- 0.1%                           88,942
                                                                                 -------------

                   TOTAL NET ASSETS -- 100%                                      $ 150,787,885
                                                                                 =============

2                      See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $151,676,965) (Note 1)                 $ 150,698,943
   Receivable for investments sold                                        4,919,491
   Dividends and interest receivable                                        213,741
   Receivable for expenses waived or borne by Manager (Note 2)               44,294
                                                                      -------------

       Total assets                                                     155,876,469
                                                                      -------------

Liabilities:
   Payable for Fund shares repurchased                                    4,976,389
   Payable to affiliate for (Note 2):
      Management fee                                                         61,649
      Shareholder service fee                                                13,377
   Accrued expenses                                                          36,737
   Miscellaneous payable                                                        432
                                                                      -------------

       Total liabilities                                                  5,088,584
                                                                      -------------

Net assets                                                            $ 150,787,885
                                                                      =============

Net assets consist of:
   Paid-in-capital                                                    $ 109,158,067
   Accumulated undistributed net investment income                          637,870
   Accumulated undistributed net realized gain                           41,969,970
   Net unrealized depreciation                                             (978,022)
                                                                      =============
                                                                      $ 150,787,885
                                                                      =============

Net assets attributable to:
   Class I shares                                                     $   1,633,106
                                                                      =============
   Class III shares                                                   $ 149,154,779
                                                                      =============

Shares outstanding:
   Class I                                                                  145,192
                                                                      =============
   Class III                                                             13,249,765
                                                                      =============

Net asset value per share:
   Class I                                                            $       11.25
                                                                      =============
   Class III                                                          $       11.26
                                                                      =============


              See accompanying notes to the financial statements.              3

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $178)                    $  2,263,230
   Interest (including securities lending income of $3,961)             958,483
                                                                   ------------

       Total income                                                   3,221,713
                                                                   ------------

Expenses:
   Management fee (Note 2)                                              497,516
   Custodian and transfer agent fees                                     39,702
   Audit fees                                                            23,174
   Legal fees                                                             5,308
   Trustees fees (Note 2)                                                 1,174
   Registration fees                                                        309
   Miscellaneous                                                            670
   Fees waived or borne by Manager (Note 2)                            (245,550)
                                                                   ------------
                                                                        322,303
   Shareholder service fee (Note 2)
       Class I                                                            1,977
       Class III                                                        145,605
                                                                   ------------
       Net expenses                                                     469,885
                                                                   ------------

          Net investment income                                       2,751,828
                                                                   ------------

Realized and unrealized gain (loss):
    Net realized gain (loss) on:
       Investments                                                   40,132,107
       Closed futures contracts                                       2,520,325
       Closed swap contracts                                           (967,257)
                                                                   ------------

          Net realized gain                                          41,685,175
                                                                   ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                  (17,249,537)
       Open futures contracts                                          (142,015)
       Open swap contracts                                              718,111
                                                                   ------------

          Net unrealized loss                                       (16,673,441)
                                                                   ------------

       Net realized and unrealized gain                              25,011,734
                                                                   ------------

Net increase in net assets resulting from operations               $ 27,763,562
                                                                   ============


4             See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                 Six Months Ended       Year Ended
                                                                 August 31, 1997       February 28,
                                                                   (Unaudited)             1997
                                                                 ----------------      ------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                         $   2,751,828         $   4,631,135
   Net realized gain                                                41,685,175            65,670,531
   Change in net unrealized appreciation (depreciation)            (16,673,441)          (21,085,079)
                                                                 -------------         -------------

   Net increase in net assets resulting from operations             27,763,562            49,216,587
                                                                 -------------         -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                         (22,756)               (8,397)
       Class III                                                    (3,509,367)           (3,967,362)
                                                                 -------------         -------------
       Total distributions from net investment income               (3,532,123)           (3,975,759)
                                                                 -------------         -------------
   Net realized gains
       Class I                                                        (335,768)              (85,607)
       Class III                                                   (45,882,564)          (51,735,148)
                                                                 -------------         -------------
       Total distributions from net realized gains                 (46,218,332)          (51,820,755)
                                                                 -------------         -------------

                                                                   (49,750,455)          (55,796,514)
                                                                 -------------         -------------
   Net share transactions: (Note 5)
       Class I                                                         442,948             1,245,516
       Class III                                                   (55,735,695)           22,083,220
                                                                 -------------         -------------
   Increase (decrease) in net assets resulting from net
      share transactions                                           (55,292,747)           23,328,736
                                                                 -------------         -------------

      Total increase (decrease) in net assets                      (77,279,640)           16,748,809

Net assets:
   Beginning of period                                             228,067,525           211,318,716
                                                                 -------------         -------------


   End of period (including accumulated undistributed net
      investment income of $637,870 and $1,418,165,
      respectively)                                              $ 150,787,885         $ 228,067,525
                                                                 =============         =============


              See accompanying notes to the financial statements.              5

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                   Six Months Ended   Period from September 3, 1996
                                                    August 31, 1997    (commencement of operations)
                                                      (Unaudited)         to February 28, 1997
                                                   ----------------  ------------------------------
Net asset value, beginning of period                     $13.03                $ 11.78
                                                         -------               --------

Income from investment operations:
   Net investment income                                   0.18                   0.12
   Net realized and unrealized gain                        1.50                   2.10
                                                         -------               --------

      Total from investment operations                     1.68                   2.22
                                                         -------               --------


Less distributions to shareholders:
   From net investment income                             (0.22)                 (0.09)
   From net realized gains                                (3.24)                 (0.88)
                                                         -------               --------

      Total distributions                                 (3.46)                 (0.97)
                                                         -------               --------
Net asset value, end of period                           $11.25                $ 13.03
                                                         =======               ========

Total Return/(a)/                                         14.06%                 19.25%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $ 1,633                $ 1,357
   Net expenses to average daily net assets                0.58%*                 0.61%*
   Net investment income to average daily net
      assets                                               2.53%*                 1.97%*
   Portfolio turnover rate                                  117%                   104%
   Average broker commission rate per equity
      share                                             $0.0497                $0.0270
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $  0.02                $  0.01

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.


6             See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                  Six Months Ended            Year Ended February 28/29,
                                   August 31, 1997  ------------------------------------------------
                                     (Unaudited)      1997      1996      1995       1994     1993 *
                                     -----------    --------  --------  --------  --------- --------
Net asset value, beginning
   of period                          $ 13.03       $ 13.63   $ 11.06   $ 11.26   $  10.38  $  10.00
                                      -------       -------   -------   -------   --------  --------

Income from investment operations:
   Net investment income                 0.19          0.26      0.29      0.28       0.29      0.05
   Net realized and unrealized
      gain                               1.51          2.20      3.90      0.49       1.21      0.33
                                      -------       -------   -------   -------   --------  --------
      Total from investment
      operations                         1.70          2.46      4.19      0.77       1.50      0.38
                                      -------       -------   -------   -------   --------  --------

Less distributions to shareholders:
   From net investment income           (0.23)        (0.22)    (0.29)    (0.27)     (0.30)       --
   From net realized gains              (3.24)        (2.84)    (1.33)    (0.70)     (0.32)       --
                                      -------       -------   -------   -------   --------  --------
      Total distributions               (3.47)        (3.06)    (1.62)    (0.97)     (0.62)       --
                                      -------       -------   -------   -------   --------  --------
Net asset value, end
   of period                          $ 11.26       $ 13.03   $ 13.63   $ 11.06   $  11.26  $  10.38
                                      =======       =======   =======   =======   ========  ========

Total Return/(a)/                       14.20%        20.88%    38.90%     7.56%     14.64%     3.80%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                        $149,155      $226,711  $211,319  $207,291   $167,028  $169,208
   Net expenses to average
      daily net assets                   0.46%**       0.48%     0.48%     0.48%      0.48%     0.48%**
   Net investment income to
      average daily net assets           2.71%**       1.99%     2.27%     2.61%      2.56%     3.20%**
   Portfolio turnover rate                117%          104%       84%      101%        53%        9%
   Average broker commission
      rate per equity share/(b)/      $0.0497       $0.0270       N/A       N/A        N/A       N/A
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                        $  0.02      $   0.02  $   0.01  $   0.01  $    0.01  $   0.01

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
  * For the period from December 31, 1992 (commencement of operations) to February 28, 1993.
  **  Annualized.


               See accompanying notes to the financial statements.             7

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment in common stocks either directly or through investments in other Funds of the Trust. Subsequently all of its assets will be invested in or exposed to equity securities chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange, and/or shares of other domestic equity funds of the Trust. On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of the Trust.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bore the same total operating expenses (after the voluntary expense waiver) as those shares. On August 20, 1997 the Fund revised its voluntary expense waiver to include certain expenses incurred indirectly by the Fund through investment in underlying funds (See Note 2). At August 31, 1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 1997, there were no outstanding futures contracts.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund had no securities on loan.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1997, there were no open swap agreements outstanding.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to the Fund shareholders for federal income tax purposes.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated prorata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .27% of the amount invested. Prior to June 30, 1997, the premium on cash purchases was .14% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $21 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .49% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares. The Fund will always invest in the class of shares of each underlying Fund being offered that bears the lowest shareholder service fee. Like the management fee (as described below), the shareholder service fee of each class of the Fund's shares will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

     GMO has agreed to waive a portion of its fee (but not below zero) and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed .33% of average daily net assets. Because GMO will not waive the management fees below zero, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed 0.33% of the Fund's average daily net assets.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $1,174. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $191,532,436 and $238,149,024, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                 Gross Unrealized      Gross Unrealized         Net Unrealized
          Aggregate Cost           Appreciation          Depreciation            Depreciation
       ---------------------    -------------------    ------------------     -------------------
          $ 151,676,965             $ 487,541             $ 1,465,563             $ 978,022



4.   Principal shareholders

     At August 31, 1997, 94% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                              Period from September 3, 1996
                                                Six Months Ended              (commencement of operations)
   Class I:                                     August 31, 1997                   to February 28, 1997
                                       -----------------------------------   --------------------------------
                                           Shares             Amount            Shares            Amount
                                       ---------------   -----------------   -------------    ---------------
   Shares sold                              9,164        $   101,224              97,467       $ 1,163,513
   Shares issued to shareholders in
      reinvestment of distributions        33,070            358,524               7,610            94,003
   Shares repurchased                      (1,191)           (16,800)               (928)          (12,000)
                                       ===============   =================   =============    ===============
   Net increase                            41,043        $   442,948             104,149       $ 1,245,516
                                       ===============   =================   =============    ===============

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Share transactions - continued

                                                 Six Months Ended                       Year Ended
     Class III:                                  August 31, 1997                    February 28, 1997
                                         ---------------------------------    -------------------------------
                                            Shares             Amount           Shares            Amount
                                         --------------    ---------------    ------------    ---------------
     Shares sold                                  --       $         --         7,570,612     $  96,850,986
     Shares issued to shareholders in
       reinvestment of distributions       4,347,968         47,071,578         3,069,555        37,653,043
     Shares repurchased                   (8,493,144)      (102,807,273)       (8,749,092)     (112,420,809)
                                         ==============    ===============    ============    ===============
     Net increase (decrease)              (4,145,176)      $(55,735,695)        1,891,075     $  22,083,220
                                         ==============    ===============    ============    ===============

GMO Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares        Description                                         Value ($)
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 91.1%

                 Aerospace -- 0.4%
      2,100      Lockheed Martin Corp                                 217,744
        800      Northrop Grumman Corp                                 93,650
     19,000      Raytheon Co                                        1,045,000
      2,400      Textron Inc                                          149,550
      1,600      TRW Inc                                               83,400
                                                                   -----------
                                                                    1,589,344
                                                                   -----------

                 Automotive -- 3.6%
      1,100      Bandag Inc                                            58,644
     39,800      Chrysler Corp                                      1,397,975
        900      Eaton Corp                                            81,056
      6,800      Electronic Data Systems Corp                         257,125
     88,700      Ford Motor Co                                      3,814,100
     98,600      General Motors Corp                                6,187,150
      2,600      Genuine Parts Co                                      80,275
      2,400      Goodyear Tire & Rubber Co                            147,900
        900      Harley Davidson Inc                                   48,713
      1,200      Lear Corp *                                           54,975
     75,000      Mascotech Industries Inc                           1,570,313
      1,700      Paccar Inc                                            80,538
                                                                   -----------
                                                                   13,778,764
                                                                   -----------

                 Banking and Financial Services -- 12.9%
      2,800      Advanta Corp, Class A                                 92,750
      1,900      Ahmanson (HF) & Co                                    96,425
     22,200      American Express Co                                1,726,050
      9,384      American General Corp                                452,191
      4,150      Amsouth Bancorp                                      174,559
     20,100      Banc One Corp                                      1,077,863
      2,000      Bank of New York Inc                                  89,250
     65,400      BankAmerica Corp                                   4,304,138
      1,100      BankBoston Corp                                       91,438
      3,800      Bankers Trust New York Corp                          394,250
      2,000      Barnett Banks Inc                                    136,250
      1,600      BB&T Corporation                                      82,800
      9,855      Bear Stearns Inc                                     389,902
      2,200      Beneficial Corp                                      157,438
    127,500      Block (HR) Inc                                     5,004,375
      1,400      Capital One Financial Corp                            53,900
      1,700      Central Fidelity Banks Inc                            66,513

              See accompanying notes to the financial statements.              1

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares        Description                                       Value($)
--------------------------------------------------------------------------------
                 Banking and Financial Services -- continued
     49,100      Chase Manhattan Corp                               5,459,306
     60,899      Citicorp                                           7,772,235
      2,300      Comdisco Inc                                          62,531
      1,900      Comerica Inc                                         134,544
      3,400      Commerce Bancshares Inc                              183,175
      3,250      Compass Bancshares Inc                               115,781
      3,000      Corestates Financial Corp                            184,500
      4,400      Countrywide Credit Industry Inc                      148,225
      3,300      Donaldson Lufkin & Jenrette                          195,938
      8,400      Edwards (AG) Inc                                     333,900
     12,200      Federal Home Loan Mortgage Corp                      397,263
     36,000      Federal National Mortgage Associates               1,584,000
      3,100      First Bank of America Corp                           159,650
     23,800      First Chicago NBD Corp                             1,707,650
        200      First Empire State Corp                               73,100
      1,900      First Hawaiian Inc                                    70,063
      1,900      First Security Corp                                   53,675
     16,000      First Union Corp (NE)                                769,000
      2,300      First Virginia Banks Inc                             156,688
      2,400      Firstar Corp                                          80,850
      3,200      Fleet Financial Group Inc                            206,200
      3,900      Franklin Resources Inc                               301,763
      2,400      Golden West Financial Corp                           197,550
      2,900      Green Tree Financial Corp                            127,419
      4,300      Greenpoint Financial Corp                            264,719
      1,200      Household International Inc                          133,125
      3,900      Key Corp                                             236,438
      7,000      Lehman Brothers Holding Inc                          307,125
      4,300      Liberty Financial Cos                                213,119
      7,350      MBNA Corp                                            282,516
      5,300      Mercantile Bankshares                                149,063
      8,100      Merrill Lynch                                        498,150
      3,700      MGIC Investment Corp                                 186,156
      2,800      Morgan Jersey Co Inc                                 300,300
     29,685      Morgan Stanley Dean Witter Discover & Co           1,428,591
      4,600      National City Corp                                   259,900
     25,800      Nationsbank Corp                                   1,531,875
      1,500      Northern Trust                                        79,688
      9,000      Norwest Corp                                         516,938
      1,180      Old Kent Financial Corp                               72,275
      7,800      Pacific Century Financial Corp                       384,638

2             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                 Banking and Financial Services -- continued
      4,600      Paine Webber Group Inc                               176,813
      1,000      PMI Group Inc                                         57,813
     30,100      PNC Bank Corp                                      1,301,825
      8,900      Popular Inc                                          384,925
     13,300      Providian Financial Corp                             495,425
      3,500      Regions Financial Corp                               119,875
      2,700      Republic New York Corp                               289,069
      1,500      Rowe (T) Price & Associates Inc                       82,500
      6,900      Salomon Inc                                          413,138
      1,800      Signet Banking Corp                                   93,263
      1,600      SLM Holding Corp                                     216,800
      2,900      Southtrust Corp                                      129,775
        800      State Street Corp                                     39,900
      2,000      Suntrust Banks Inc                                   125,000
     35,463      Travelers Group Inc                                2,251,901
      1,300      Union Planters Corp                                   66,625
      2,800      Unionbancal Corp                                     216,475
      2,000      Wachovia Corp                                        124,500
      3,630      Washington Federal Inc                                98,918
      6,770      Washington Mutual Inc                                405,354
      1,900      Wells Fargo & Co                                     483,075
      1,500      Wilmington Trust Corp                                 75,563
                                                               --------------
                                                                   49,358,246
                                                               --------------

                 Chemicals -- 0.5%
     15,000      Albemarle Corp                                       368,438
      2,400      Eastman Chemical Co                                  143,550
      3,900      Great Lakes Chemical Corp                            181,350
     20,000      Millenium Chemicals Inc                              420,000
      2,000      Morton International Inc                              66,500
      5,900      PPG Industries Inc                                   371,700
      1,900      Sherwin Williams Co                                   52,131
      3,100      Union Carbide Corp                                   159,069
     10,000      Wellman Inc                                          227,500
                                                               --------------
                                                                    1,990,238
                                                               --------------

                 Computer and Office Equipment -- 1.3%
      7,700      Apple Computer Inc                                   167,475
     18,250      Compaq Computer Corp                               1,195,318
      7,900      Gateway 2000 Inc                                     309,088
      4,800      Hewlett Packard Co                                   294,300
    125,000      Intergraph Corp *                                  1,242,188

              See accompanying notes to the financial statements.              3

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                 Computer and Office Equipment -- continued
      2,600      Lexmark International Group Inc *                     91,000
      6,700      Micron Technology Inc *                              298,569
     15,000      Office Depot                                         276,563
      2,000      Pitney Bowes Inc                                     152,750
      5,100      Quantum Corp                                         178,819
     25,000      Silicon Graphics Inc *                               685,938
      2,800      Sterling Software Inc                                 96,075
                                                               --------------
                                                                    4,988,083
                                                               --------------

                 Construction -- 0.2%
      1,600      Georgia-Pacific Corp                                 146,000
     30,000      Hanson PLC ADR                                       720,000
                                                               --------------
                                                                      866,000
                                                               --------------

                 Consumer Goods -- 3.6%
      2,400      Black and Decker Corp                                 91,950
      3,700      Callaway Golf Co                                     124,644
      5,400      CVS Corp                                             304,425
     79,200      Eastman Kodak Co                                   5,177,700
      1,700      Fastenal Co                                           97,963
          1      Footstar Inc                                              25
      3,500      Fortune Brands Inc                                   120,313
     28,250      Hasbro Inc                                           759,219
      1,200      Jones Apparel Group Inc                               60,225
      1,900      Lancaster Colony Corp                                 98,444
      1,800      Liz Claiborne Inc                                     80,213
      8,500      Mattel Co                                            284,219
     85,000      Maytag Corp                                        2,332,188
     20,700      Moore Corp Ltd                                       410,119
      1,800      Newell Co                                             70,875
      2,500      Nike Inc, Class B                                    133,438
      4,700      Procter and Gamble Co                                625,394
      2,100      Reebok International Ltd                              92,269
      2,600      Russell Corp                                          74,100
    112,500      Safety Kleen                                       2,271,094
      6,300      Terra Industries Inc                                  84,263
      1,700      Unifi Inc                                             65,238
      2,400      VF Corp                                              212,100
      1,800      Whirlpool Corp                                       103,050
                                                               --------------
                                                                   13,673,468
                                                               --------------

4             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investment -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                 Electronic Equipment -- 0.7%
      4,200      American Power Conversion Corp *                     110,250
      2,300      Amp Inc                                              115,000
      1,500      Arrow Electronics Inc *                               92,156
      1,400      Cooper Industries Inc                                 74,638
      3,500      Emerson Electric                                     191,406
      1,200      Harris Corp Inc                                      104,550
     15,000      International Rectifier Corp *                       342,188
      2,300      ITT Corp                                             144,469
      2,500      Linear Technology Corp                               163,906
      2,000      Litton Industries *                                   99,750
      1,300      LSI Logic *                                           41,844
      1,800      Maxim Integrated Products Inc *                      124,425
      6,200      Motorola Inc                                         454,925
     12,600      National Semiconductor Corp                          431,550
      1,200      Texas Instruments                                    136,350
      3,995      Vishay Intertechnology Inc                           106,617
        900      Xilinx Inc *                                          42,750
                                                               --------------
                                                                    2,776,774
                                                               --------------

                 Environmental Control -- 1.0%
    231,900      Wheelabrator Technology Inc                        3,637,931
                                                               --------------

                 Food and Beverage -- 3.5%
     84,300      Anheuser Busch Cos Inc                             3,593,288
     34,292      Archer Daniels Midland Co                            741,563
      4,200      Coca Cola Enterprises Inc                            115,500
      1,500      ConAgra Inc                                           96,469
     10,000      Coors (Adolph) Co                                    368,750
      2,300      CPC International Inc                                204,988
     56,300      Darden Restaurants Inc                               566,519
      1,100      Dean Foods Co                                         48,813
      2,400      Heinz (HJ) Co                                         99,900
      2,800      Hormel (Geo A) and Co                                 83,300
      3,600      IBP Inc                                               82,575
      2,500      Nabisco Holdings Corp, Class A                       103,750
     25,400      Pepsico Inc                                          914,400
      1,000      Quaker Oats Company                                   47,000
     98,800      RJR Nabisco Holdings Corp                          3,439,475
      8,400      Sara Lee Corp                                        338,100
      9,100      Seagrams Co Ltd                                      317,931
      8,400      Tyson Food Inc, Class A                              178,500

              See accompanying notes to the financial statements.              5

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investment -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                Food and Beverage -- continued
     10,000      Unilever NV ADR                                    2,012,500
      2,700      Whitman Corp                                          66,150
      1,000      Wrigley (William Jr) Co                               72,500
                                                               --------------
                                                                   13,491,971
                                                               --------------

                 Health Care -- 1.6%
      3,100      Bard (CR)                                            106,950
      1,400      Bausch & Lomb Inc.                                    57,488
      2,200      Becton Dickinson & Co                                105,463
     79,900      Beverly Enterprises Inc *                          1,303,369
      4,500      BioMet Inc                                            93,375
     14,500      Columbia HCA Healthcare Corp                         457,656
        700      Guidant Corp                                          61,469
      1,700      Hillenbrand Industries Inc                            74,694
     37,400      Johnson & Johnson                                  2,120,113
      1,700      Mallinckrodt Inc                                      61,838
      1,000      McKesson Corp                                         93,688
      3,800      Medtronic Inc                                        343,425
     11,800      Pharmacia & Upjohn Inc                               401,938
      6,875      Quest Diagnostics Inc *                              128,477
     10,300      Tenet Healthcare Corp *                              280,675
      4,500      United Healthcare Corp                               218,813
      2,900      Wellpoint Health Network *                           157,688
                                                               --------------
                                                                    6,067,119
                                                               --------------

                 Insurance -- 4.9%
      3,300      Aetna Life and Casualty Co                           314,944
      3,000      AFLAC Corp                                           165,188
     18,082      Allstate Corp                                      1,321,116
      3,900      AMBAC Inc                                            315,169
      2,200      American Financial Group Inc                          95,150
      5,800      American National Insurance Co                       562,600
      2,300      Chubb Corp                                           153,813
      2,800      Cigna Corp                                           513,450
        800      Cincinnati Financial Corp                             65,000
      3,600      CNA Financial Corp *                                 408,375
     10,764      Conseco Inc                                          462,852
      4,200      Equitable Companies Inc                              182,700
      3,000      Equitable of Iowa Cos                                195,375
      1,800      Everest Re Holdings Inc                               65,138
      9,030      Foundation Health Systems *                          287,267

6             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unadited)


     Shares        Description                                      Value ($)
--------------------------------------------------------------------------------
                 Insurance -- continued
        900      General Re Corp                                      174,488
      4,400      Hartford Financial Services Group                    350,900
      5,100      Lincoln National Corp                                341,381
     14,800      Loews Corp                                         1,508,675
      1,800      Marsh & McLennan Cos Inc                             122,850
      2,000      MBIA Inc                                             226,500
      1,100      Mercury General Corp                                  96,250
     25,000      Nationwide Financial Service, Class A                693,750
      5,400      Ohio Casualty Corp                                   251,100
     11,400      Old Republic International Corp                      409,688
      1,404      Pacificare Health Systems, Class B *                  95,999
      1,400      Progressive Corp                                     138,600
      2,017      Provident Cos Inc                                    131,357
    175,000      Reliance Group Holdings Inc                        2,143,750
      7,600      Reliastar Financial Corp                             568,100
      7,000      Safeco Corp                                          343,875
      6,100      Saint Paul Cos Inc                                   447,588
    150,000      TIG Holdings Inc                                   4,687,500
     10,600      Torchmark Corp                                       399,488
      2,800      Transamerica Corp                                    275,975
      2,100      Transatlantic Holding Inc                            148,444
      2,700      USF & G Corp                                          59,231
                                                                   -----------
                                                                   18,723,626
                                                                   -----------

                 Machinery -- 1.2%
      2,900      Agco Corporation                                      94,250
      5,200      Applied Materials Inc *                              490,750
      2,600      Brunswick Corp                                        79,300
      3,800      Case Corp                                            254,838
      3,900      Caterpillar Inc                                      226,444
    100,000      Cincinnati Milacron Inc                            2,575,000
      1,300      Cummins Engine Inc                                   100,019
      6,800      FMC Corp *                                           564,825
      4,800      Tecumseh Products Co, Class B                        259,200
      1,300      York International Corp                               58,338
                                                                   -----------
                                                                    4,702,964
                                                                   -----------

                 Manufacturing -- 7.4%
     35,600      American Greetings Corp                            1,237,100
     40,100      Clayton Homes Inc                                    674,181
     32,500      Corning Inc                                        1,718,438

                See accompanying notes to financial statements.                7

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


     Shares        Description                                      Value ($)
--------------------------------------------------------------------------------
                 Manufacturing -- continued
      1,800      Crane Co                                              79,425
     30,000      General Electric Co                                1,875,000
     65,600      IBM Corp                                           6,617,400
      3,200      International Game Technology                         64,000
     27,700      Lafarge Corp                                         900,250
      3,400      Minnesota Mining And Manufacturing Co                305,575
     75,000      Owens Corning                                      3,042,188
      2,200      Rockwell International Corp                          132,000
      1,800      Temple Inland Inc                                    116,100
     50,000      Tenneco Inc                                        2,428,125
      4,300      Trinity Industries Inc                               170,925
     37,700      United Technologies Corp                           2,942,956
    230,000      Westinghouse Electric Corp                         5,922,500
                                                                   ----------
                                                                   28,226,163
                                                                   ----------

                 Metals and Mining -- 2.0%
     39,000      Alcan Aluminum Ltd                                 1,362,563
     20,000      Allegheny Teledyne Inc                               617,500
     17,600      Asarco Inc                                           541,200
     40,700      Cyprus Amax Minerals Co                            1,027,675
     47,500      Inco Ltd                                           1,285,469
      2,500      Newmont Mining Corp                                  105,781
      5,000      Pegasus Gold                                          21,250
      8,500      Phelps Dodge Corp                                    683,719
     25,000      Pittston Minerals Group                              279,688
     21,300      Reynolds Metals Co                                 1,505,644
      3,100      Timken Co                                            116,056
        200      Wesco Financial Corp                                  55,013
                                                                   ----------
                                                                    7,601,558
                                                                   ----------

                 Oil and Gas -- 6.7%
     25,000      Amerada Hess Corp                                  1,453,125
      2,800      Amoco Corp                                           264,775
      8,100      Atlantic Richfield Co                                607,500
     20,000      Cabot Oil & Gas Corp, Class A                        463,750
      2,200      Columbia Natural Gas Systems Inc                     145,200
     12,500      Dresser Industries Inc                               521,875
        900      El Paso Natural Gas Co                                50,625
     50,000      Enron Oil & Gas                                    1,206,250
     74,975      Enserch Exploration Inc *                            674,778
     15,000      Exxon Corp                                           917,813
      1,000      FINA Inc, Class A                                     66,000

8             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                 Oil and Gas -- continued
     25,000      Mitchell Energy, Class B                             625,000
     20,300      Mobil Corp                                         1,476,825
    230,300      Occidental Petroleum Corp                          5,397,656
      2,500      Phillips Petroleum Co                                118,906
     11,600      Questar Corp                                         464,000
     12,300      Texaco Inc                                         1,417,575
      5,500      Union Pacific Resources Group                        137,500
    125,000      Union Texas Petroleum Holdings Inc                 2,914,063
     67,400      Unocal Corp                                        2,632,813
     97,800      USX - Marathon Group                               3,184,613
     50,000      Westcoast Energy Inc                                 956,250
                                                               --------------
                                                                   25,696,892
                                                               --------------

                 Paper and Allied Products -- 1.8%
     16,400      Boise Cascade Corp                                   648,825
      1,300      Bowater Inc                                           66,544
     17,600      Champion International Corp                        1,041,700
     22,000      Fort James Corp                                      924,000
     44,000      International Paper Co                             2,321,000
      1,900      Kimberly Clark Corp                                   90,131
      3,000      Louisiana Pacific Corp                                66,375
      1,600      Mead Corp                                            113,500
      2,100      Plum Creek Timber Co Limited Partnership              69,956
        900      Potlatch Corp                                         42,019
      1,600      Rayonier Inc                                          78,100
      2,400      Sonoco Products Co                                    78,150
      4,000      Stone Container Corp                                  69,000
      1,800      Union Camp Corp                                      106,763
      3,200      Westvaco Corp                                        108,400
     12,700      Weyerhaeuser Co                                      733,425
      1,700      Willamette Industries Inc                            135,575
                                                               --------------
                                                                    6,693,463
                                                               --------------

                 Pharmaceuticals -- 1.6%
     38,800      Abbott Laboratories                                2,325,575
     11,600      Allergan Inc                                         375,550
      2,100      American Home Products Corp                          151,200
      1,500      Amgen Inc                                             74,344
      2,600      Bergen Brunswig Corp, Class A                        109,200
      9,500      Bristol Myers Squibb Co                              722,000
      2,400      General Nutrition Cos Inc *                           66,600
     25,000      Immulogic Pharmaceutical                              79,688

                See accompanying notes to financial statements.               9

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                 Pharmaceuticals -- continued
     12,500      Lilly (Eli) & Co                                   1,307,813
      5,000      Merck & Co Inc                                       459,063
      5,000      Schering Plough Corp                                 240,000
      1,100      Warner Lambert Co                                    139,769
                                                               --------------
                                                                    6,050,802
                                                               --------------

                 Primary Materials -- 0.8%
      5,000      Crown Cork & Seal Inc                                254,375
      7,800      Premark International Inc                            232,050
    100,000      Rubbermaid Inc                                     2,500,000
      1,500      Vulcan Materials Co                                  131,813
                                                               --------------
                                                                    3,118,238
                                                               --------------

                 Primary Processing -- 0.8%
      3,100      Alumax Inc *                                         128,456
     20,000      Bethlehem Steel Corp *                               240,000
     10,500      Dow Chemical Co                                      929,250
      5,000      Du Pont (EI) De Nemours & Co                         311,563
     23,300      LTV Corp                                             302,900
     29,300      USX-US Steel Group Inc                             1,029,163
                                                               --------------
                                                                    2,941,332
                                                               --------------

                 Printing and Publishing -- 0.1%
      2,600      Dun and Bradstreet Corp                               72,800
     25,000      News Corporation Ltd ADR                             451,563
                                                               --------------
                                                                      524,363
                                                               --------------

                 Real Estate -- 1.3%
     50,000      Crown American Realty Trust                          484,375
     25,000      Evans Withycombe Residential                         595,313
      7,500      JP Realty Inc                                        184,688
    125,000      Summit Properties Inc                              2,492,188
     50,000      Walden Residential Properties Inc                  1,193,750
                                                               --------------
                                                                    4,950,314
                                                               --------------

                 Refining -- 0.2%
     22,500      Quaker State Corp                                    348,750
      6,400      Royal Dutch Petroleum                                324,800
      2,000      Ultramar Diamond Shamrock Corp                        65,250
                                                               --------------
                                                                      738,800
                                                               --------------

10               See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares         Description                                       Value ($)
--------------------------------------------------------------------------------
                 Retail Trade -- 3.1%
     10,500      Albertsons Inc                                       360,938
      5,900      American Stores Co                                   139,756
      5,200      Autozone Inc *                                       146,900
      2,300      Bed, Bath & Beyond Inc *                              70,869
     25,000      Cone Mills Corp *                                    196,875
      4,400      Costco Cos Inc *                                     158,675
      3,700      Dayton Hudson Corp                                   210,900
      5,300      Dillards Department Stores Inc                       212,000
     57,100      Federated Department Stores *                      2,398,200
      2,100      Fruit of the Loom Inc *                               56,175
      8,500      Gap Inc                                              377,719
     20,100      Kmart Corp *                                         278,888
     25,400      Limited Inc                                          577,850
      3,400      May Department Stores Co                             182,963
      8,000      Mercantile Stores                                    499,500
      6,000      Officemax Inc *                                       88,875
      5,300      Penney (JC) Co Inc                                   318,000
      2,200      Safeway Inc *                                        112,063
      1,000      Sears Roebuck & Co                                    56,750
      2,000      Tandy Corp                                           132,750
     10,500      Toys R Us Inc *                                      362,906
    127,700      Wal Mart Stores Inc                                4,533,350
      3,300      Weismarkets Inc                                      111,375
      1,900      Winn Dixie                                            64,006
      2,000      Woolworth (FW) Co *                                   44,750
                                                               --------------
                                                                   11,693,033
                                                               --------------

                 Services -- 3.7%
      1,200      BHC Communications Inc, Class A                      147,300
     22,500      Browning Ferris Industries Inc                       786,094
      2,309      Chris Craft Industries Inc                           113,285
      4,600      Circus Circus Enterprises Inc *                      110,113
      1,100      Gannett Co Inc                                       107,181
      2,500      Harrahs Entertainment Inc                             56,094
      1,400      Healthcare Compare Corp *                             78,050
      1,900      Kelly Services                                        63,650
      3,100      Kingworld Productions Inc                            123,225
      2,000      Meredith Corp                                         60,000
     45,000      Ogden Corp                                         1,043,438
      3,100      Olsten Corp                                           58,125

              See accompanying notes to the financial statements.             11

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


    Shares          Description                                     Value ($)
--------------------------------------------------------------------------------
                 Services -- continued
      5,000      Servicemaster Industry Inc                           127,188
     41,200      Supervalu Inc                                      1,617,100
    251,700      Waste Management Inc                               8,054,400
    175,000      Waste Management International PLC ADR *           1,421,875
                                                               --------------
                                                                   13,967,118
                                                               --------------

                 Technology -- 7.5%
      2,400      Adobe Systems Inc                                     94,500
      5,900      Advanced Micro Devices Inc *                         220,881
      1,700      Autodesk Inc                                          74,375
      9,600      Avnet Inc                                            664,200
      4,100      Bay Networks Inc *                                   145,038
      4,700      BMC Software Inc                                     294,338
      7,400      Cabletron Systems Inc                                223,850
     12,400      Cisco Systems Inc *                                  934,650
     77,600      Digital Equipment Corp *                           3,336,800
      1,100      Grainger (WW) Inc                                     97,694
     58,100      Intel Corp                                         5,352,463
     44,300      Microsoft Corp                                     5,855,906
     43,900      Novell Inc *                                         411,563
      2,500      Seagate Technology Corp                               95,469
    103,499      Storage Technology Corp *                          5,271,980
    145,000      Tandem Computers Inc *                             4,930,000
      2,500      Teradyne Inc *                                       139,219
      5,800      Xerox Corp                                           437,900
                                                               --------------
                                                                   28,580,826
                                                               --------------

                 Telecommunications -- 6.8%
     97,100      AT & T Corp                                        3,786,900
      6,456      Bell Atlantic Corp                                   467,253
      2,400      Bellsouth Corp                                       105,600
     12,500      Comcast Corp, Class A                                290,625
     22,500      Comsat Corp                                          487,969
     25,000      Cox Communications, Class A *                        676,563
    107,900      GTE Corp                                           4,808,294
     76,300      MCI Communications Corp                            2,174,550
      6,700      Nextel Communications Inc, Class A                   167,919
     62,500      SBC Communications                                 3,398,414
     21,000      Sprint Corp                                          987,000
     32,500      Tele-Communications, Class A                         568,750

12            See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)

    Shares         Description                                      Value ($)
--------------------------------------------------------------------------------
                 Telecommunications -- continued
    116,300      US West Inc                                        4,164,994
    185,200      US West Media Group *                              3,704,000
      3,800      Viacom Inc, Class B                                  112,575
      2,400      Worldcom Inc *                                        71,850
                                                                   -----------
                                                                   25,973,256
                                                                   -----------

                 Tobacco -- 0.9%
     17,500      Gallaher Group Plc ADR                               313,906
     75,000      Imperial Tobacco Group Plc ADR                       939,008
     52,900      Philip Morris Cos Inc                              2,307,763
                                                                   -----------
                                                                    3,560,677
                                                                   -----------

                 Transportation -- 1.4%
     10,000      American West Holdings Corp, Class B *               120,625
      8,100      AMR Corp *                                           816,075
      5,800      Burlington Northern Santa Fe Railroad Co             531,788
     85,000      Canadian Pacific                                   2,480,938
      6,500      CSX Corp                                             371,719
      2,100      Delta Air Lines Inc                                  181,650
      1,300      Federal Express Corp                                  86,369
      1,100      Gatx Corp                                             68,819
        700      Norfolk Southern Corp                                 68,600
      7,500      Ryder System Inc                                     267,656
     11,700      Sabre Group Holding Inc                              359,775
        900      UAL Corp *                                            68,569
                                                                   -----------
                                                                    5,422,583
                                                                   -----------

                 Utilities -- 9.6%
      3,400      AES Corp                                             125,800
      6,400      American Water Works Co                              132,800
      3,000      Baltimore Gas and Electric Co                         81,000
      3,500      Boston Edison Co                                      98,875
     62,500      Calpine Corp *                                     1,156,250
     13,100      Centerior Energy Corp                                147,375
      4,600      Central & South West Corp                             95,163
     30,000      Cinergy Corp                                         991,875
      6,900      CMS Energy Corp                                      247,969
      3,400      Coastal Corp                                         196,350
     24,600      Consolidated Edison                                  753,375
      2,500      Delmarva Power and Light Co                           44,844
      3,700      Dominion Resources Inc                               133,200

              See accompanying notes to the financial statements.             13

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


   Shares        Description                                       Value ($)
--------------------------------------------------------------------------------
                 Utilities -- continued
     20,000      DPL Inc                                              473,750
     10,000      DTE Energy Co                                        296,250
     50,000      Duke Power Co                                      2,421,875
     21,900      Edison International                                 528,338
     47,500      Energy Group PLC ADR                               1,920,781
      3,300      Enova Corp                                            79,200
     85,300      Entergy Corp                                       2,116,506
      2,000      Florida Progress Corp                                 64,375
      2,500      FPL Group Inc                                        116,250
     11,800      General Public Utilities Inc                         396,775
     43,781      Houston Industries Inc                               886,565
     66,200      Illinova Corp                                      1,522,600
      9,200      Long Island Lighting Co                              227,125
      3,600      Midamerican Energy Holding Co                         61,425
      2,300      Montana Power Co                                      53,044
      3,300      New England Electric System                          126,225
      6,000      New York State Electric and Gas Corp                 146,250
    212,000      Niagara Mohawk Power Corp *                        1,894,750
      8,300      Northeast Utilities                                   83,519
     46,600      Ohio Edison Co                                     1,025,200
     28,900      Pacificorp                                           599,675
     16,000      Peco Energy Co                                       381,000
    104,600      PG & E Corp                                        2,425,413
      2,800      Pinnacle West Capital Corp                            90,475
      7,000      PP & L Resources Inc                                 153,563
     63,900      Public Service Enterprise Group Inc                1,585,519
      1,900      Puget Sound Power and Light Co                        48,213
     36,100      Southern Co                                          760,356
    241,750      Texas Utilities Co                                 8,431,031
     25,000      TransCanada Pipeline Ltd                             468,750
    127,100      Unicom Corp                                        3,002,738
      1,900      Western Resources Inc                                 63,650
                                                               --------------
                                                                   36,656,062
                                                               --------------

                 TOTAL COMMON STOCKS (COST $283,401,394)          348,040,008
                                                               --------------

                 PREFERRED STOCKS -- 2.5%

                 Banking and Financial Services -- 0.1%
     10,000      Time Warner Financing Convertible $1.24              390,000
                                                               --------------

14               See accompanying notes to financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


Par Value($)/
   Shares        Description                                        Value ($)
--------------------------------------------------------------------------------
                 Metals and Mining -- 0.1%

      7,500      Freeport McMoran Corp $0.34                          223,594
                                                               --------------

                 Paper and Allied Products -- 1.0%

    100,200      Fort James Corp Convertible 9.00%                  3,820,125
                                                               --------------

                 Refining -- 0.4%

     30,000      Unocal Corp Convertible 6.25% 144A                 1,736,250
                                                               --------------

                 Transportation -- 0.9%

     23,900      Navistar International Corp $6.00                  1,431,013
     22,500      US Air Group Inc Convertible Series B $8.759       1,926,563
                                                               --------------
                                                                    3,357,576
                                                               --------------

                 TOTAL PREFERRED STOCKS  (COST  $5,837,267)         9,527,545
                                                               --------------

                 SHORT-TERM INVESTMENTS -- 15.0%

                 Cash Equivalents -- 8.5%

$10,750,565      BankBoston Eurodollar Time Deposit, 5.7875%
                 due 9/2/97/(a)/                                   10,750,565
   $682,757      First Union National Bank of North Carolina
                 Eurodollar Time Deposit, 5.5625% due
                 9/2/97/(a)/                                          682,757
 $2,048,272      Harris Bank and Trust Eurodollar Time Deposit,
                 5.625% due 9/2/97/(a)/                             2,048,272
 13,900,000      Merrimac Cash Fund Premium Class/(a)/             13,900,000
 $5,000,000      Prudential Securities Group Inc Master Note,
                 5.8875% due 9/2/97/(a)/                            5,000,000
                                                               --------------
                                                                   32,381,594
                                                               --------------
                 U.S. Government -- 0.1%

   $600,000      U.S. Treasury Bill, 5.22% due 11/28/97/(b)/          592,619
                                                               --------------
                 Repurchase Agreements -- 6.4%

$19,275,617      Salomon Brothers Repurchase Agreement, dated
                 8/29/97, due 9/2/97, with a maturity value of
                 $19,286,433 and an effective yield of 5.05%,
                 collateralized by U.S. Treasury Obligations
                 with rates ranging from 5.00% to 6.75%, with
                 maturity dates ranging from 2/15/99 to 8/15/26
                 and with an aggregate market value of
                 $19,717,318.                                      19,275,617

 $5,161,101      Prudential Securities, Inc. Repurchase
                 Agreement, dated 8/29/97, due 9/2/97, with a
                 maturity value of $5,163,962 and an effective
                 yield of 4.99%, collateralized by a U.S.
                 Government Agency Obligation with a rate of
                 6.811%, with a maturity date of 3/1/35 and a
                 market value of $5,264,341.                        5,161,101
                                                               --------------
                                                                   24,436,718
                                                               --------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST  $57,410,632)                               57,410,931
                                                               --------------

              See accompanying notes to the financial statements.             15

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


                                                                    Value ($)
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 108.6%

                 (COST $346,649,293)                              414,978,484

                 Other Assets and Liabilities (net) -- (8.6)%     (32,960,335)
                                                               --------------

                 TOTAL NET ASSETS-- 100%                         $382,018,149
                                                               ==============

                 Notes to the Schedule of Investments:

                 ADR - American Depositary Receipt
                 144A - Securities exempt from registration under rule 144A of the Securities Act of 1933.
                 These securities may be resold in
                 transactions exempt from registration,
                 normally to qualified institutional investors.
               * Non-income producing security.
            /(a)/Represents investments of security lending
                 collateral (Note 1).
            /(b)/Security has been segregated to cover margin requirements on open financial futures contracts.


16              See accompanying notes to financial statements.

GMO Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $346,649,293) (Note 1)             $414,978,484
   Receivable for investments sold                                   1,060,049
   Dividends and interest receivable                                   784,038
   Receivable for open swap contracts (Notes 1 and 6)                1,075,223
   Receivable for variation margin on open futures contracts
     (Notes 1 and 6)                                                    55,896
   Receivable for expenses waived or borne by Manager (Note 2)         117,968
                                                                  ------------

      Total assets                                                 418,071,658
                                                                  ------------

Liabilities:
   Payable for investments purchased                                 1,087,577
   Payable upon return of securities loaned (Note 1)                32,381,594
   Payable for Fund shares repurchased                               2,274,126
   Payable to affiliate for (Note 2):
     Management fee                                                    222,058
     Shareholder service fee                                            47,588
   Accrued expenses                                                     40,566
                                                                  ------------

      Total liabilities                                             36,053,509
                                                                  ------------

Net assets                                                        $382,018,149
                                                                  ============

Net assets consist of:
   Paid-in-capital                                                $264,390,609
   Accumulated undistributed net investment income                   1,233,449
   Accumulated undistributed net realized gain                      47,092,608
   Net unrealized appreciation                                      69,301,483
                                                                  ------------
                                                                  $382,018,149
                                                                  ============

Net assets attributable to:
   Class III shares                                               $382,018,149
                                                                  ============

Shares outstanding:
   Class III                                                        24,464,821
                                                                  ============

Net asset value per share:
   Class III                                                      $      15.61
                                                                  ============

              See accompanying notes to the financial statements.             17

GMO Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends                                                       $ 4,975,348
   Interest (including securities lending income of $8,282)            644,731
                                                                   -----------

      Total income                                                   5,620,079
                                                                   -----------

Expenses:
   Management fee (Note 2)                                           1,477,425
   Custodian and transfer agent fees                                    49,012
   Registration fees                                                    35,494
   Audit fees                                                           23,964
   Legal fees                                                           10,300
   Trustees fees (Note 2)                                                2,096
   Miscellaneous                                                         1,550
   Fees waived or borne by Manager (Note 2)                           (628,962)
                                                                   -----------
                                                                       970,879
   Shareholder service fee (Note 2)
      Class III                                                        316,593
                                                                   -----------
      Net expenses                                                   1,287,472
                                                                   -----------

        Net investment income                                        4,332,607
                                                                   -----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                                                   45,425,771
      Closed futures contracts                                       2,723,015
      Closed swap contracts                                           (210,045)
                                                                   -----------

        Net realized gain                                           47,938,741
                                                                   -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                    9,077,820
      Open futures contracts                                           122,684
      Open swap contracts                                            1,230,012
                                                                   -----------

        Net unrealized gain                                         10,430,516
                                                                   -----------

      Net realized and unrealized gain                              58,369,257
                                                                   -----------

Net increase in net assets resulting from operations               $62,701,864
                                                                   ===========

18            See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             Six Months Ended
                                                                              August 31, 1997            Year Ended
                                                                               (Unaudited)            February 28, 1997
                                                                             ----------------         -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                       $   4,332,607             $  7,642,847
   Net realized gain                                                              47,938,741               62,774,750
   Change in net unrealized appreciation (depreciation)                           10,430,516               (1,146,140)
                                                                               -------------             ------------

   Net increase in net assets resulting from operations                           62,701,864               69,271,457
                                                                               -------------             ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                                  (4,363,090)              (7,540,588)
                                                                               -------------             ------------
       Total distributions from net investment income                             (4,363,090)              (7,540,588)
                                                                               -------------             ------------
   Net realized gains
       Class III                                                                 (34,897,880)             (44,759,234)
                                                                               -------------             ------------
       Total distributions from net realized gains                               (34,897,880)             (44,759,234)
                                                                               -------------             ------------

                                                                                 (39,260,970)             (52,299,822)
                                                                               -------------             ------------
   Net share transactions: (Note 5)
       Class III                                                                (111,014,107)             135,007,878
                                                                               -------------             ------------
   Increase (decrease) in net assets resulting from net
       share transactions                                                       (111,014,107)             135,007,878
                                                                               -------------             ------------

     Total increase (decrease) in net assets                                     (87,573,213)             151,979,513

Net assets:
   Beginning of period                                                           469,591,362              317,611,849
                                                                               -------------             ------------


   End of period (including accumulated undistributed net investment
     income of $1,233,449 and $1,263,932, respectively)                        $ 382,018,149             $469,591,362
                                                                               =============             ============

              See accompanying notes to the financial statements.             19

GMO Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                         Six Months Ended             Year Ended February 28/29,
                                         August 31, 1997   --------------------------------------------------
                                            (Unaudited)      1997       1996      1995      1994      1993
                                            -----------    --------  --------- --------- --------- ----------
Net asset value, beginning
   of period                                 $  14.85      $ 14.25   $  12.05  $  13.48  $  13.50  $   12.94
                                             --------      -------   --------  --------  --------  ---------
Income from investment operations:
   Net investment income                         0.17         0.31       0.39      0.41      0.43       0.38
   Net realized and unrealized
      gain                                       2.11         2.47       3.71      0.32      1.27       0.98
                                             --------      -------   --------  --------  --------  ---------
      Total from investment
      operations                                 2.28         2.78       4.10      0.73      1.70       1.36
                                             --------      -------   --------  --------  --------  ---------

Less distributions to shareholders:
   From net investment income                   (0.16)       (0.32)     (0.39)    (0.45)    (0.40)     (0.38)
   From net realized gains                      (1.36)       (1.86)     (1.51)    (1.71)    (1.32)     (0.42)
                                             --------      -------   --------  --------  --------  ---------
      Total distributions                       (1.52)       (2.18)     (1.90)    (2.16)    (1.72)     (0.80)
                                             --------      -------   --------  --------  --------  ---------
Net asset value, end
   of period                                 $  15.61      $ 14.85   $  14.25  $  12.05  $  13.48  $   13.50
                                             ========      =======   ========  ========  ========  =========

Total Return/(a)/                               15.89%       21.26%     35.54%     6.85%    13.02%     11.01%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                                $382,018     $469,591   $317,612  $350,694  $679,532 $1,239,536
   Net expenses to average
      daily net assets                           0.61%*       0.61%      0.61%     0.61%     0.61%      0.62%
   Net investment income to
      average daily net assets                   2.05%*       2.17%      2.66%     2.86%     2.70%      3.15%
   Portfolio turnover rate                         19%          84%        65%       77%       35%        50%
   Average broker commission
      rate per equity share /(b)/            $ 0.0554      $0.0457        N/A       N/A       N/A        N/A
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                               $   0.02      $  0.04   $   0.02  $   0.02  $   0.02  $    0.01

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
*     Annualized.

20            See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     On June 1, 1996, the Fund began to offer three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. Class III shares are the continuation of the Trust's shares that existed prior to June 1, 1996, and bear the same total operating expenses (after the voluntary expense waiver) as those shares. At August 31, 1997, Class III was the only active class of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon purchase of a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts held as of August 31, 1997.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1997, the Fund loaned securities having a market value of $31,572,585, collateralized by cash in the amount of $32,381,594, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1997.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. Prior to June 1, 1996, the premium on cash purchases was .15% of the amount invested. All purchase premiums are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     received $2,561 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. Effective June 1, 1996, the Fund adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .28% for Class I shares, .22% for Class II shares, and .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .46% of average daily net assets. Prior to June 1, 1996, a similar waiver existed for annual expenses exceeding .61%; thus, the net annual expense ratio after the waiver for a Class III shareholder is unchanged.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $2,096. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $73,730,948 and $194,126,326, respectively.

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:

                                Gross Unrealized         Gross Unrealized          Net Unrealized
         Aggregate Cost           Appreciation             Depreciation             Appreciation
       --------------------    --------------------     --------------------     -------------------
          $346,649,293             $74,530,013              $6,200,822              $68,329,191

4.   Principal shareholder

     At August 31, 1997, 30% of the outstanding shares of the Fund were held by one shareholder.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                        Six Months Ended                      Year Ended
  Class III:                             August 31, 1997                   February 29, 1997
                                 --------------------------------    ------------------------------
                                    Shares            Amount            Shares          Amount
                                 -------------    ---------------    --------------  --------------
  Shares sold                       122,462     $     1,829,289         9,674,742   $ 141,074,274
  Shares issued to shareholders
       in reinvestment of
       distributions              2,471,174          36,764,383         3,486,567      48,679,629
  Shares repurchased             (9,758,297)       (149,607,779)       (3,824,235)    (54,746,025)
                                 -------------    ---------------    --------------  --------------
  Net increase (decrease)        (7,164,661)    $  (111,014,107)        9,337,074   $ 135,007,878
                                 =============    ===============    ==============  ==============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1997 is as follows:

     Long futures contracts

                                                                                    Net Unrealized
         Number of                                                                    Appreciation
         Contracts           Type         Expiration Date       Contract Value      (Depreciation)
      ---------------   ---------------  -------------------  --------------------  ----------------
            15            Russell 2000     September 1997         $3,180,750           $     69,013
            18            S&P 500          September 1997          8,127,900              (171,944)
                                                                                    ----------------
                                                                                       $  (102,931)
                                                                                    ================

     At August 31, 1997, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Swap agreements


       Notional Amount      Expiration                                                 Unrealized
      Fund/Counterparty        Date                     Description                   Appreciation
     ---------------------  ------------  -----------------------------------------  ----------------
         $3,491,545/          9/11/97     Agreement with Morgan Stanley Capital         $    204,486
          3,366,900                       Services, Inc. dated September 9, 1996
                                          to pay (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the change in market value of a
                                          basket of selected securities
                                          (including dividends) less the
                                          counterparty's notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread.

         10,795,563/          5/13/98     Agreement with Morgan Stanley Capital              870,737
          9,970,214                       Services, Inc. dated May 13, 1997 to
                                          pay (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by LIBOR adjusted by a
                                          specified spread and to receive (pay)
                                          the change in market value of a basket
                                          of selected securities (including
                                          dividends) less the counterparty's
                                          notional amount multiplied by LIBOR
                                          adjusted by a specified spread.

                                                                                     ----------------
                                               Net unrealized appreciation                $1,075,223
                                                                                     ================

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1997

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1997 (Unaudited)


 Par Value ($)/
    Shares        Description                                                       Value($)
-------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%
    333,335       GMO Core Fund (Class III Shares)                                  6,433,363
    276,704       GMO Currency Hedged International Core Fund (Class III Shares)    3,472,632
     52,514       GMO Emerging Country Debt Fund (Class III Shares)                   700,538
    604,808       GMO Emerging Markets Fund (Class III Shares)                      7,868,546
     61,210       GMO Growth Fund (Class III Shares)                                  280,952
     61,942       GMO Inflation Indexed Bond Fund (Class III Shares)                  633,047
     72,590       GMO International Bond Fund (Class III Shares)                      790,502
    775,245       GMO International Core Fund (Class III Shares)                   18,954,738
     90,698       GMO International Small Companies Fund (Class III Shares)         1,269,768
    181,492       GMO REIT Fund (Class III Shares)                                  2,424,736
    153,951       GMO Small Cap Growth Fund (Class III Shares)                      1,924,390
    103,227       GMO Small Cap Value Fund (Class III Shares)                       1,883,897
    105,894       GMO U.S. Bond/Global Alpha A Fund (Class III Shares)              1,118,238
     87,365       GMO Value Fund (Class III Shares)                                 1,363,771
                                                                                  -----------

                  TOTAL MUTUAL FUNDS (COST $46,704,691)                            49,119,118
                                                                                  -----------

                  SHORT-TERM INVESTMENT -- 0.0%

                  Repurchase Agreement -- 0.0%
    $11,914       Salomon Brothers Repurchase Agreement, dated 8/29/97, due
                  9/2/97, with a maturity value of $11,921 and an effective
                  yield of 5.05%, collateralized by U.S. Treasury Obligations with rates ranging from 5.00% to 6.75%, with maturity dates ranging from 2/15/99 to 8/15/26 and with an aggregate market
                  value of $12,187.                                                    11,914
                                                                                  -----------

                  TOTAL SHORT-TERM INVESTMENTS (COST $11,914)                          11,914
                                                                                  -----------
                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $46,716,605)                                               49,131,032

                  Other Assets and Liabilities (net) -- 0.0%                              436
                                                                                  -----------

                  TOTAL NET ASSETS -- 100%                                        $49,131,468
                                                                                  ===========


          See accompanying notes to the financial statements.                  1

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $46,716,605) (Note 1)                $49,131,032
   Receivable for expenses waived or borne by Manager (Note 2)           13,931
                                                                    -----------

       Total assets                                                  49,144,963
                                                                    -----------

Liabilities:
   Payable to affiliate for (Note 2):
      Shareholder service fee                                             1,081
   Accrued expenses                                                      12,414
                                                                    -----------

       Total liabilities                                                 13,495
                                                                    -----------

Net assets                                                          $49,131,468
                                                                    ===========

Net assets consist of:
   Paid-in-capital                                                  $44,185,923
   Accumulated undistributed net investment income                      306,753
   Accumulated undistributed net realized gain                        2,224,365
   Net unrealized appreciation                                        2,414,427
                                                                    -----------
                                                                    $49,131,468
                                                                    ===========

Net assets attributable to:
   Class I shares                                                   $10,126,038
                                                                    ===========
   Class III shares                                                 $39,005,430
                                                                    ===========

Shares outstanding:
   Class I                                                              901,408
                                                                    ===========
   Class III                                                          3,470,046
                                                                    ===========

Net asset value per share:
   Class I                                                          $     11.23
                                                                    ===========
   Class III                                                        $     11.24
                                                                    ===========

2             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1997 (Unaudited)
-----------------------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                          $  312,899
   Interest                                                                                 243
                                                                                     ----------

       Total income                                                                     313,142
                                                                                     ----------

Expenses:
   Custodian and transfer agent fees                                                     12,539
   Registration fees                                                                     11,856
   Audit fees                                                                             7,918
   Legal fees                                                                             1,037
   Trustees fees (Note 2)                                                                   182
   Miscellaneous                                                                            102
   Fees waived or borne by Manager (Note 2)                                             (33,634)
                                                                                     ----------
                                                                                             --
   Shareholder service fee (Note 2)
       Class I                                                                            6,389
                                                                                     ----------
       Net expenses                                                                       6,389
                                                                                     ----------

          Net investment income                                                         306,753
                                                                                     ----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                      (17,561)
       Realized gain distributions from investment company shares                     2,317,252
                                                                                     ----------

          Net realized gain                                                           2,299,691
                                                                                     ----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                    1,044,605
                                                                                     ----------

          Net unrealized gain                                                         1,044,605
                                                                                     ----------

       Net realized and unrealized gain                                               3,344,296
                                                                                     ----------

Net increase in net assets resulting from operations                                 $3,651,049
                                                                                     ==========

              See accompanying notes to the financial statements.             3

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                  Six Months Ended  Period from June 28, 1996
                                                  August 31, 1997  (commencement of operations)
                                                    (Unaudited)        to February 28, 1997
                                                  ---------------- ----------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                            $   306,753           $   159,870
   Net realized gain                                  2,299,691               634,574
   Change in net unrealized appreciation
      (depreciation)                                  1,044,605             1,369,822
                                                    -----------           -----------
   Net increase in net assets resulting from
      operations                                      3,651,049             2,164,266
                                                    -----------           -----------
Distributions to shareholders from:
   Net investment income
       Class I                                               --               (95,107)
       Class III                                             --               (64,763)
                                                    -----------           -----------
       Total distributions from net
       investment income                                     --              (159,870)
                                                    -----------           -----------
   In excess of net investment income
       Class I                                               --                  (702)
       Class III                                             --                  (478)
                                                    -----------           -----------
       Total distributions in excess of net
       investment income                                     --                (1,180)
                                                    -----------           -----------
   Net realized gains
       Class I                                          (92,297)             (157,650)
       Class III                                       (354,272)             (104,501)
                                                    -----------           -----------
       Total distributions from net realized
       gains                                           (446,569)             (262,151)
                                                    -----------           -----------

                                                       (446,569)             (423,201)
                                                    -----------           -----------
   Net share transactions: (Note 5)
       Class I                                           61,705             9,038,695
       Class II                                              --               (24,488)
       Class III                                       (305,009)           35,415,020
                                                    -----------           -----------
   Increase (decrease) in net assets
      resulting from net share transactions            (243,304)           44,429,227
                                                    -----------           -----------

      Total increase in net assets                    2,961,176            46,170,292

Net assets:
   Beginning of period                               46,170,292                    --
                                                    -----------           -----------
   End of period (including accumulated
      undistributed net investment income of
      $306,753 and $0, respectively)                $49,131,468           $46,170,292
                                                    ===========           ===========

4             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                    Six Months Ended   Period from June 28, 1996
                                                    August 31, 1997  (commencement of operations)
                                                      (Unaudited)        to February 28, 1997
                                                    ----------------  -------------------------
Net asset value, beginning of period                    $ 10.52                $10.00
                                                        --------               -------

Income from investment operations:
   Net investment income/(b)/                              0.06+                 0.09
   Net realized and unrealized gain                        0.75                  0.72
                                                        --------               -------

      Total from investment operations                     0.81                  0.81
                                                        --------               -------

Less distributions to shareholders:
   From net investment income                                --                 (0.11)
   In excess of net investment income                        --                  0.00
   From net realized gains                                (0.10)                (0.18)
                                                        --------               -------

      Total distributions                                 (0.10)                (0.29)
                                                        --------               -------
Net asset value, end of period                          $ 11.23                $10.52
                                                        ========               =======

Total Return/(a)/                                          7.70%                 8.23%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $10,126                $9,424
   Net expenses to average daily net assets                0.13%*                0.16%*
   Net investment income to average daily net
      assets/(b)/                                          1.21%*                1.80%*
   Portfolio turnover rate                                   18%                   31%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $  0.01                $ 0.01

/(a)/Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. + Computed using average shares outstanding throughout the period.
*  Annualized.


              See accompanying notes to the financial statements.              5

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                    Six Months Ended  Period from October 22, 1996
                                                    August 31, 1997   (commencement of operations)
                                                      (Unaudited)        to February 28, 1997
                                                    ----------------  --------------------------
Net asset value, beginning of period                    $ 10.52               $ 10.07
                                                        -------               -------

Income from investment operations:
   Net investment income/(b)/                             0.07++                 0.11
   Net realized and unrealized gain                       0.75                   0.63
                                                        -------               -------

      Total from investment operations                    0.82                   0.74
                                                        -------               -------

Less distributions to shareholders:
   From net investment income                               --                  (0.11)
   In excess of net investment income                       --                   0.00
   From net realized gains                               (0.10)                 (0.18)
                                                        -------               -------

      Total distributions                                (0.10)                 (0.29)
                                                        -------               -------
Net asset value, end of period                          $ 11.24               $ 10.52
                                                        -------               -------

Total Return/(a)/                                         7.79%                  7.51%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                   $39,005                $36,746
   Net expenses to average daily net assets               0.00%*                 0.00%*
   Net investment income to average daily net
      assets/(b)/                                         1.33%*                 0.91%*
   Portfolio turnover rate                                  18%                    31%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $ 0.01                $  0.03

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
++    Computed using average shares outstanding throughout the period.
*     Annualized.


6             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited)
August 31, 1997
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO World Equity Allocation Fund (the "Fund"), which commenced operations on June 28, 1996, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the World Lite Extended Index, a modification of the Morgan Stanley Capital International World Index that reduces the weighting of Japan and includes a weighting for emerging countries. The Fund will pursue its objective by investing primarily in Class III shares of equity funds of the Trust.

     The Fund offers three classes of shares: Class I, Class II and Class III. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus. At August 31, 1997, Class I and Class III were the only active classes of shares of the Fund.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     are allocated pro-rata among the classes based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .66% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. Prior to June 30, 1997, the premium on cash purchases was .69% and the fee on cash redemptions was .09%. All purchase premiums and redemption fees are paid to and recorded as paid-in capital by the Fund. For the six months ended August 31, 1997, the Fund received $11,234 in purchase premiums and $5,485 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Services Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Services Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .13% for Class I shares and .07% for Class II shares. No shareholder service fee is charged for Class III shares.

     GMO has agreed to reimburse all expenses until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses). Prior to November 25, 1996, GMO had agreed to reimburse these expenses to the extent that the Fund's annual expenses exceeded .05% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1997 was $182. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1997, aggregated $10,529,894 and $8,614,924, respectively.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     At August 31, 1997, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held was as follows:


                         Gross Unrealized    Gross Unrealized    Net Unrealized
       Aggregate Cost      Appreciation        Depreciation       Appreciation
     ------------------  -----------------  ------------------  ----------------
        $ 46,716,605        $ 2,436,960          $ 22,533          $ 2,414,427

4.   Principal shareholders

     At August 31, 1997, 79% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                   Six Months Ended
      Class I:                                                      August 31, 1997
                                                           ---------------------------------
                                                               Shares            Amount
                                                           ---------------   ---------------
     Shares sold                                                  --        $      --
     Shares issued to shareholders in reinvestment
        of distributions                                        5,320             61,705
     Shares repurchased                                           --               --
                                                           ---------------   ---------------
     Net increase                                               5,320       $     61,705
                                                           ===============   ===============

                                                               Period from June 28, 1996
                                                              (commencement of operations)
                                                                  to February 28, 1997
                                                           ---------------------------------
                                                               Shares            Amount
                                                           ---------------   ---------------
     Shares sold                                               870,993      $   8,785,236
     Shares issued to shareholders in reinvestment
        of distributions                                        25,095            253,459
     Shares repurchased                                          --                  --
                                                           ---------------   ---------------
     Net increase                                              896,088      $   9,038,695
                                                           ===============   ===============

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements (Unaudited) -- (Continued)
August 31, 1997
--------------------------------------------------------------------------------

     Share transactions - continued

                                                    Period from June 28, 1996
                                                   (commencement of operations)
   Class II:                                           to February 28, 1997
                                                 ---------------------------------
                                                     Shares            Amount
                                                 ---------------   ---------------
   Shares sold                                       412,344     $   4 ,123,441
   Shares issued to shareholders in
     reinvestment of distributions                        --                 --
   Shares repurchased                               (412,344)        (4,147,929)
                                                 ===============   ===============
   Net decrease                                       --         $      (24,488)
                                                 ===============   ===============

                                                         Six Months Ended
   Class III:                                            August 31, 1997
                                                 ---------------------------------
                                                    Shares             Amount
                                                 ---------------   ---------------
   Shares sold                                       534,391     $    5,429,961
   Shares issued to shareholders in
     reinvestment of distributions                    30,514            354,272
   Shares repurchased                               (588,862)        (6,089,242)
                                                 ===============   ===============
   Net increase/(decrease)                           (23,957)    $     (305,009)
                                                 ===============   ===============
                                                   Period from October 22, 1996
                                                   (commencement of operations)
                                                       to February 28, 1997
                                                 ---------------------------------
                                                    Shares             Amount
                                                 ---------------   ---------------
   Shares sold                                     3,482,496     $   35,298,804
   Shares issued to shareholders in
     reinvestment of distributions                    11,501            116,216
   Shares repurchased                                  --                  --
                                                 ===============   ===============
   Net increase/(decrease)                         3,494,003     $   35,415,020
                                                 ===============   ===============